UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

(b)	Not applicable.

WisdomTree Trust

Semi-Annual Report

September 30, 2023

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

WisdomTree U.S. ESG Fund (RESP)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Growth Fund (QGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Value Fund (WTV)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

Sector Breakdown†

Sector	% of Net Assets
Financials	20.0%
Industrials	18.4%
Health Care	13.9%
Materials	9.3%
Utilities	9.2%
Consumer Staples	9.1%
Energy	6.0%
Communication Services	5.3%
Information Technology	4.3%
Consumer Discretionary	2.7%
Real Estate	0.7%
Investment Company	0.4%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Comcast Corp., Class A	3.5%
Altria Group, Inc.	3.4%
Abbott Laboratories	3.3%
Williams Cos., Inc.	3.3%
Intercontinental Exchange, Inc.	3.3%
Keurig Dr Pepper, Inc.	3.1%
Fortive Corp.	3.1%
3M Co.	3.0%
NiSource, Inc.	3.0%
Citigroup, Inc.	2.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation by investing primarily in equity securities selected from a universe of U.S. equities that exhibit value characteristics based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by the Fund’s sub-adviser, Voya Investment Management Co., LLC.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$984.80	0.38%	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	-1.52%	11.86%	8.56%	2.84%	6.79%
Fund Market Price Returns[1]	-1.46%	11.92%	8.51%	2.83%	6.79%
Russell 1000® Value Index	0.78%	14.44%	11.05%	6.23%	8.45%
*	Returns of less than one year are cumulative.

[1]

The Fund’s investment objective changed effective January 18, 2022. Prior to January 18, 2022, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. ESG Fund (RESP)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	29.0%
Health Care	14.0%
Financials	13.0%
Consumer Discretionary	11.2%
Communication Services	9.3%
Industrials	9.1%
Consumer Staples	6.6%
Materials	2.7%
Real Estate	2.6%
Utilities	2.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	6.4%
Microsoft Corp.	5.5%
Alphabet, Inc., Class A	4.1%
Amazon.com, Inc.	2.9%
NVIDIA Corp.	2.7%
Meta Platforms, Inc., Class A	1.9%
Visa, Inc., Class A	1.2%
JPMorgan Chase & Co.	1.1%
Mastercard, Inc., Class A	1.0%
Eli Lilly & Co.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. ESG Fund (the “Fund”) seeks capital appreciation. The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,032.10	0.28%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	3.21%	17.11%	8.17%	7.56%	10.12%
Fund Market Price Returns[1]	3.31%	17.15%	8.09%	7.57%	10.11%
MSCI USA Extended ESG Focus Index[2]	4.64%	20.42%	8.88%	9.82%	N/A
S&P 500® Index	5.18%	21.62%	10.15%	9.92%	11.91%
*	Returns of less than one year are cumulative.

[1]

The Fund’s name, investment objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was known as the WisdomTree U.S. Total Market Fund (EXT) and tracked the performance, before fees and expenses, of the WisdomTree U.S. Total Market Index.

[2]	The MSCI USA Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.6%
Consumer Discretionary	23.3%
Information Technology	23.1%
Financials	11.4%
Health Care	8.2%
Materials	3.8%
Energy	2.5%
Consumer Staples	2.1%
Communication Services	2.0%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Grand Canyon Education, Inc.	2.6%
Booking Holdings, Inc.	2.4%
U.S. Foods Holding Corp.	2.1%
Atkore, Inc.	2.1%
Intuitive Surgical, Inc.	2.0%
Howmet Aerospace, Inc.	2.0%
Madison Square Garden Sports Corp.	2.0%
Broadcom, Inc.	2.0%
Royal Caribbean Cruises Ltd.	2.0%
Insight Enterprises, Inc.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Growth & Momentum Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the O’Neil Growth Index (the “Index”), which is comprised of mid- and large-capitalization companies that provide exposure to high growth and momentum U.S. listed stocks. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,004.80	0.55%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	0.55%	$2.78

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	0.48%	13.44%	-8.78%
Fund Market Price Returns	0.48%	13.55%	-8.74%
O’Neil Growth Index	0.78%	14.13%	-8.23%
Russell 1000® Growth Index	9.28%	27.72%	0.73%
MSCI USA Momentum Index	1.39%	8.92%	-6.34%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 24, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

Sector Breakdown†

Sector	% of Net Assets
Energy	21.9%
Financials	18.2%
Utilities	12.3%
Health Care	11.3%
Consumer Staples	11.1%
Information Technology	7.2%
Real Estate	4.9%
Consumer Discretionary	4.1%
Communication Services	3.7%
Materials	2.6%
Industrials	2.3%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	6.2%
Chevron Corp.	5.3%
AbbVie, Inc.	5.1%
Philip Morris International, Inc.	4.4%
Cisco Systems, Inc.	4.2%
Altria Group, Inc.	3.7%
Pfizer, Inc.	3.6%
AT&T, Inc.	2.6%
International Business Machines Corp.	2.4%
Pioneer Natural Resources Co.	2.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$968.30	0.38%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.17%	7.32%	12.03%	5.56%	7.95%
Fund Market Price Returns	-3.11%	7.32%	11.96%	5.57%	7.95%
WisdomTree U.S. High Dividend Index	-2.96%	7.81%	12.53%	5.97%	8.37%
Russell 1000® Value Index	0.78%	14.44%	11.05%	6.23%	8.45%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	18.4%
Health Care	16.1%
Financials	14.1%
Consumer Staples	12.1%
Energy	11.5%
Industrials	9.5%
Consumer Discretionary	5.1%
Utilities	4.9%
Real Estate	4.2%
Communication Services	2.3%
Materials	1.6%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corp.	4.2%
Exxon Mobil Corp.	4.1%
Chevron Corp.	2.6%
AbbVie, Inc.	2.4%
JPMorgan Chase & Co.	2.1%
Merck & Co., Inc.	1.7%
Broadcom, Inc.	1.7%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,006.20	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.62%	14.31%	10.90%	7.99%	10.07%
Fund Market Price Returns	0.67%	14.28%	10.82%	8.00%	10.07%
WisdomTree U.S. LargeCap Dividend Index	0.74%	14.60%	11.25%	8.31%	10.39%
S&P 500® Index	5.18%	21.62%	10.15%	9.92%	11.91%
Russell 1000® Value Index	0.78%	14.44%	11.05%	6.23%	8.45%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.7%
Communication Services	15.5%
Financials	14.6%
Health Care	12.6%
Energy	9.4%
Consumer Discretionary	7.3%
Industrials	6.8%
Consumer Staples	5.7%
Materials	2.5%
Utilities	2.1%
Real Estate	1.6%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Alphabet, Inc., Class A	5.8%
Apple, Inc.	5.5%
Meta Platforms, Inc., Class A	5.2%
Microsoft Corp.	4.9%
Exxon Mobil Corp.	2.8%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc., Class B	1.6%
Chevron Corp.	1.5%
Amazon.com, Inc.	1.3%
NVIDIA Corp.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,054.50	0.08%	$0.41
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	0.08%	$0.40

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	5.45%	21.54%	10.88%	9.06%	11.01%
Fund Market Price Returns	5.51%	21.58%	10.80%	9.06%	11.01%
WisdomTree U.S. LargeCap Index	5.47%	21.69%	10.95%	9.18%	11.23%
S&P 500® Index	5.18%	21.62%	10.15%	9.92%	11.91%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.7%
Industrials	17.4%
Consumer Discretionary	11.3%
Materials	9.0%
Energy	8.6%
Utilities	8.5%
Real Estate	8.5%
Information Technology	5.0%
Consumer Staples	2.7%
Health Care	2.7%
Communication Services	2.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Chesapeake Energy Corp.	1.2%
Packaging Corp. of America	1.2%
Vistra Corp.	1.0%
Watsco, Inc.	1.0%
International Paper Co.	1.0%
Ares Management Corp., Class A	1.0%
Snap-on, Inc.	0.9%
Fidelity National Financial, Inc.	0.9%
Franklin Resources, Inc.	0.8%
Viatris, Inc.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,012.00	0.38%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	1.20%	11.84%	15.20%	4.85%	8.67%
Fund Market Price Returns	1.21%	11.87%	15.15%	4.85%	8.65%
WisdomTree U.S. MidCap Dividend Index	1.36%	12.37%	15.73%	5.22%	9.05%
S&P MidCap 400® Index	0.45%	15.51%	12.05%	6.06%	8.94%
Russell Midcap Value Index	-0.77%	11.05%	10.98%	5.18%	7.92%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.6%
Consumer Discretionary	18.4%
Financials	17.5%
Information Technology	9.7%
Materials	8.6%
Energy	8.5%
Health Care	5.5%
Real Estate	4.0%
Consumer Staples	2.8%
Utilities	2.0%
Communication Services	2.0%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Builders FirstSource, Inc.	2.0%
Ally Financial, Inc.	0.9%
Avis Budget Group, Inc.	0.9%
Cleveland-Cliffs, Inc.	0.8%
Penske Automotive Group, Inc.	0.8%
U.S. Steel Corp.	0.8%
Owens Corning	0.8%
PBF Energy, Inc., Class A	0.8%
AutoNation, Inc.	0.8%
Lithia Motors, Inc.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,026.70	0.38%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.67%	17.16%	15.76%	5.83%	8.35%
Fund Market Price Returns	2.60%	17.23%	15.69%	5.79%	8.33%
WisdomTree U.S. MidCap Index	2.88%	17.65%	16.20%	6.20%	8.70%
S&P MidCap 400® Index	0.45%	15.51%	12.05%	6.06%	8.94%
Russell Midcap Value Index	-0.77%	11.05%	10.98%	5.18%	7.92%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	28.1%
Health Care	13.1%
Financials	12.5%
Consumer Discretionary	10.7%
Communication Services	8.8%
Industrials	8.7%
Consumer Staples	6.3%
Energy	4.5%
Materials	2.5%
Real Estate	2.4%
Utilities	2.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
VMware, Inc., Class A	1.4%
CCC Intelligent Solutions Holdings, Inc.	1.4%
International Business Machines Corp.	1.3%
Insight Enterprises, Inc.	1.3%
VeriSign, Inc.	1.2%
Jabil, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Motorola Solutions, Inc.	1.2%
T-Mobile U.S., Inc.	1.2%
Gartner, Inc.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,032.10	0.28%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.21%	14.28%	8.76%	6.27%	8.93%
Fund Market Price Returns	3.23%	14.26%	8.71%	6.26%	8.90%
WisdomTree U.S. Multifactor Index	3.39%	14.61%	9.07%	6.48%	9.12%
S&P 500® Index	5.18%	21.62%	10.15%	9.92%	11.53%
S&P 500® Equal Weight Index	-1.11%	13.64%	11.45%	7.97%	9.22%
Russell 3000 Index	4.86%	20.46%	9.38%	9.14%	10.87%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 29, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	29.4%
Consumer Staples	16.4%
Industrials	14.5%
Health Care	13.7%
Financials	12.1%
Consumer Discretionary	9.2%
Materials	2.1%
Real Estate	1.1%
Energy	0.6%
Utilities	0.4%
Communication Services	0.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	8.6%
Apple, Inc.	5.7%
Broadcom, Inc.	3.5%
Johnson & Johnson	3.5%
Procter & Gamble Co.	2.8%
Home Depot, Inc.	2.5%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.3%
Coca-Cola Co.	2.2%
Walmart, Inc.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,027.40	0.28%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.74%	20.21%	10.83%	9.80%	11.98%
Fund Market Price Returns	2.80%	20.19%	10.75%	9.80%	11.97%
WisdomTree U.S. Quality Dividend Growth Index	2.88%	20.59%	11.16%	10.13%	12.30%
S&P 500® Index	5.18%	21.62%	10.15%	9.92%	11.91%
Russell 3000® Index	4.86%	20.46%	9.38%	9.14%	11.28%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. Quality Growth Fund (QGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	45.2%
Consumer Discretionary	15.7%
Communication Services	12.9%
Financials	11.0%
Health Care	9.2%
Industrials	3.6%
Materials	1.2%
Consumer Staples	0.5%
Real Estate	0.5%
Energy	0.2%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	12.0%
Microsoft Corp.	10.8%
Alphabet, Inc., Class A	6.5%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.1%
Tesla, Inc.	4.5%
Meta Platforms, Inc., Class A	3.8%
Visa, Inc., Class A	3.4%
UnitedHealth Group, Inc.	3.4%
Mastercard, Inc., Class A	2.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Growth Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. large-capitalization and mid-capitalization companies with the highest composite scores based on two fundamental factors: growth and quality, which are equally weighted. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,118.40	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Cumulative Total Return

	6-Month	Since Inception[1]
Fund NAV Returns	11.84%	26.44%
Fund Market Price Returns	11.91%	26.52%
WisdomTree U.S. Quality Growth Index	11.98%	26.69%
Russell 1000 Growth Index	9.28%	17.84%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 15, 2022.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.9%
Industrials	18.6%
Consumer Discretionary	14.3%
Real Estate	9.3%
Materials	8.4%
Energy	7.8%
Consumer Staples	6.0%
Information Technology	4.4%
Utilities	3.6%
Communication Services	3.1%
Health Care	2.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
CONSOL Energy, Inc.	1.2%
Arch Resources, Inc.	1.0%
EPR Properties	0.9%
Cogent Communications Holdings, Inc.	0.9%
Radian Group, Inc.	0.9%
MDC Holdings, Inc.	0.8%
Greif, Inc., Class A	0.7%
Sabra Health Care REIT, Inc.	0.7%
California Resources Corp.	0.7%
Jackson Financial, Inc., Class A	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,002.70	0.38%	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.27%	12.88%	13.33%	1.85%	6.10%
Fund Market Price Returns	0.29%	12.82%	13.27%	1.84%	6.08%
WisdomTree U.S. SmallCap Dividend Index	0.41%	13.39%	13.74%	2.24%	6.43%
Russell 2000® Index	-0.19%	8.93%	7.16%	2.40%	6.65%
Russell 2000® Value Index	0.13%	7.84%	13.32%	2.59%	6.19%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.6%
Consumer Discretionary	21.9%
Industrials	18.4%
Information Technology	7.5%
Health Care	7.2%
Energy	5.4%
Materials	5.3%
Real Estate	4.0%
Communication Services	3.6%
Consumer Staples	3.2%
Utilities	0.9%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Matson, Inc.	1.1%
MDC Holdings, Inc.	1.0%
Tri Pointe Homes, Inc.	0.9%
Genworth Financial, Inc., Class A	0.8%
Warrior Met Coal, Inc.	0.8%
Gulfport Energy Corp.	0.8%
M/I Homes, Inc.	0.8%
Century Communities, Inc.	0.7%
LCI Industries	0.6%
Par Pacific Holdings, Inc.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,007.20	0.38%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.72%	12.07%	14.78%	3.23%	7.22%
Fund Market Price Returns	0.91%	12.16%	14.79%	3.22%	7.21%
WisdomTree U.S. SmallCap Index	1.02%	12.63%	15.26%	3.56%	7.49%
Russell 2000® Index	-0.19%	8.93%	7.16%	2.40%	6.65%
Russell 2000® Value Index	0.13%	7.84%	13.32%	2.59%	6.19%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.3%
Industrials	20.9%
Consumer Discretionary	20.3%
Materials	9.5%
Energy	6.4%
Consumer Staples	5.5%
Information Technology	3.6%
Real Estate	3.6%
Health Care	3.4%
Communication Services	1.7%
Utilities	1.7%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
CONSOL Energy, Inc.	2.6%
Arch Resources, Inc.	2.1%
Moelis & Co., Class A	1.9%
SL Green Realty Corp.	1.7%
Scotts Miracle-Gro Co.	1.7%
Artisan Partners Asset Management, Inc., Class A	1.7%
LCI Industries	1.5%
NewMarket Corp.	1.4%
Carter’s, Inc.	1.3%
Kontoor Brands, Inc.	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,006.60	0.38%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.66%	18.19%	13.22%	4.56%	7.24%
Fund Market Price Returns	0.71%	18.17%	13.16%	4.55%	7.22%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	0.84%	18.54%	13.64%	4.91%	7.55%
Russell 2000® Index	-0.19%	8.93%	7.16%	2.40%	6.65%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	16.5%
Financials	15.7%
Health Care	14.3%
Energy	11.2%
Consumer Staples	11.0%
Industrials	10.4%
Consumer Discretionary	6.0%
Utilities	5.2%
Real Estate	4.5%
Materials	2.5%
Communication Services	2.4%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	3.7%
Microsoft Corp.	3.7%
Exxon Mobil Corp.	3.5%
Chevron Corp.	2.3%
AbbVie, Inc.	2.0%
JPMorgan Chase & Co.	1.8%
Broadcom, Inc.	1.5%
Merck & Co., Inc.	1.5%
Johnson & Johnson	1.5%
Cisco Systems, Inc.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. equities from a broad range of dividend-paying companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,006.00	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.60%	13.82%	11.43%	7.43%	9.76%
Fund Market Price Returns	0.61%	13.86%	11.36%	7.42%	9.76%
WisdomTree U.S. Dividend Index	0.77%	14.35%	11.82%	7.76%	10.09%
Russell 3000® Index	4.86%	20.46%	9.38%	9.14%	11.28%
Russell 3000® Value Index	0.75%	14.05%	11.19%	5.98%	8.29%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree U.S. Value Fund (WTV)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	15.5%
Financials	14.7%
Industrials	12.3%
Information Technology	11.8%
Health Care	11.4%
Materials	10.5%
Energy	10.3%
Communication Services	7.6%
Real Estate	2.7%
Utilities	1.6%
Consumer Staples	1.5%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Meta Platforms, Inc., Class A	2.3%
Chevron Corp.	1.8%
Builders FirstSource, Inc.	1.7%
Cardinal Health, Inc.	1.7%
HCA Healthcare, Inc.	1.6%
McKesson Corp.	1.3%
Marathon Petroleum Corp.	1.3%
Owens Corning	1.3%
Laboratory Corp. of America Holdings	1.3%
U.S. Steel Corp.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Value Fund (the “Fund”) is actively managed using a model-based approach seeking income and capital appreciation by investing primarily in U.S. equity securities that provide a high total shareholder yield with favorable relative quality characteristics.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,062.80	0.12%	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	0.12%	$0.61

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	6.28%	23.32%	16.47%	9.21%	10.81%
Fund Market Price Returns[1]	6.26%	23.32%	16.38%	9.19%	10.81%
Russell 1000® Value Index	0.78%	14.44%	11.05%	6.23%	8.45%
*	Returns of less than one year are cumulative.

[1]

The Fund’s investment objective changed effective December 18, 2017. Prior to December 18, 2017, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

Factors generally are attributes that are based on fundamentals or share price behavior.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI USA Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI USA Index, its parent index.

The MSCI USA Momentum Index is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The O’Neil Growth Index is comprised of mid- and large-cap companies that provide exposure to high growth and momentum U.S. exchange-listed companies.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

Risk-on and Risk-off refers to investors’ appetites for risk which rise and fall over time. During periods when risk is perceived as low, the risk-on risk-off theory states that investors tend to engage in higher-risk investments (i.e., “Risk-on”). When risk is perceived to be high, investors have the tendency to gravitate toward lower-risk investments (i.e., “Risk-off”).

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forcasted growth values. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment.

The Russell 1000® Index represents the top 1,000 companies by market capitalization in the United States.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 2000® Value Index is a capitalization-weighted index that is comprised of the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 3000® Value Index is a capitalization-weighted index that measures the performance of the value segment of the broad U.S. equity market, selecting from the Russell 3000 Index.

The Russell MidCap® Index is a market capitalization-weighted index that is comprised of the smallest 800 stocks of the Russell 1000 Index.

The Russell MidCap® Value Index is a capitalization-weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell MidCap Index.

The S&P 500® Equal Weight Index is the equal-weight version of the widely used S&P 500® Index. The index includes the same constituents as the capitalization-weighted S&P 500 Index, but each company is allocated a fixed weight — or 0.2% of the index total at each quarterly rebalance.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

Shareholder Yield generally refers to a data point that references a combination of dividend yield and buyback yield.

Value is generally characterized by lower price levels relative to fundamentals, such as earnings or dividends. Prices are lower because investors are less certain of the performance of these fundamentals in the future. This term is also related to the value factor, which associates these stock characteristics with excess returns vs. the market over time.

Volatility is a statistical measure of the dispersion of returns for a given security or market index around a particular average level. If the price stays relatively stable, the security has low volatility. A highly volatile security hits new highs and lows quickly, moves erratically, and has rapid increases and dramatic falls.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

WisdomTree Trust	19

Description of Terms and Indexes (unaudited) (concluded)

The WisdomTree U.S. Quality Growth Index is a market-cap weighted index that consists of companies with quality and growth characteristics. The top 500 U.S. companies by market capitalization are ranked on a composite score of two fundamental factors: growth and quality, which are equally weighted.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

The O’Neil Growth Index is calculated, distributed and marketed by O’Neil Global Advisors, Inc. (OGA), a licensed trademark of OGA, and has been licensed for use.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

20	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 98.9%

United States – 95.3%

Aerospace & Defense – 3.0%

HEICO Corp.	6,186	$1,001,699

HEICO Corp., Class A	7,278	940,463

L3Harris Technologies, Inc.	5,400	940,248

RTX Corp.	11,177	804,409

Textron, Inc.	90,555	7,075,968

Total Aerospace & Defense		10,762,787

Automobile Components – 0.3%

Gentex Corp.	29,440	957,978

Banks – 6.6%

Bank of America Corp.	239,769	6,564,875

Citigroup, Inc.	256,974	10,569,341

U.S. Bancorp	47,347	1,565,292

Wells Fargo & Co.	128,139	5,235,759

Total Banks		23,935,267

Beverages – 3.4%

Brown-Forman Corp., Class B	14,540	838,813

Keurig Dr Pepper, Inc.	361,683	11,418,332

Total Beverages		12,257,145

Capital Markets – 8.5%

Bank of New York Mellon Corp.	21,429	913,947

CME Group, Inc.	17,378	3,479,423

FactSet Research Systems, Inc.	6,884	3,010,098

Intercontinental Exchange, Inc.	108,671	11,955,983

Janus Henderson Group PLC	35,004	903,803

Nasdaq, Inc.	199,404	9,689,040

Virtu Financial, Inc., Class A	56,650	978,346

Total Capital Markets		30,930,640

Chemicals – 6.5%

Ashland, Inc.	11,928	974,279

Dow, Inc.	168,642	8,695,182

Eastman Chemical Co.	11,475	880,362

Element Solutions, Inc.	353,387	6,929,919

Huntsman Corp.	218,801	5,338,744

PPG Industries, Inc.	6,783	880,433

Total Chemicals		23,698,919

Communications Equipment – 0.3%

Juniper Networks, Inc.	34,509	959,005

Construction & Engineering – 1.2%

MDU Resources Group, Inc.	232,074	4,544,009

Consumer Finance – 0.4%

Ally Financial, Inc.	48,615	1,297,048

Containers & Packaging – 2.8%

Amcor PLC	961,667	8,808,869

International Paper Co.	43,342	1,537,341

Total Containers & Packaging		10,346,210

Distributors – 2.1%

LKQ Corp.	157,139	7,779,952

Electric Utilities – 3.9%

Avangrid, Inc.	143,501	4,329,425

OGE Energy Corp.	28,239	941,206

PPL Corp.	385,846	9,090,532

Total Electric Utilities		14,361,163

Electronic Equipment, Instruments & Components – 1.0%

Corning, Inc.	122,124	3,721,118

Entertainment – 0.5%

Electronic Arts, Inc.	8,014	964,885

Playtika Holding Corp.*	98,517	948,719

Total Entertainment		1,913,604

Food Products – 2.0%

Conagra Brands, Inc.	32,180	882,376

Flowers Foods, Inc.	88,171	1,955,633

Hormel Foods Corp.	24,917	947,593

Kraft Heinz Co.	29,059	977,545

Pilgrim’s Pride Corp.*(a)	39,764	907,812

Tyson Foods, Inc., Class A	35,493	1,792,041

Total Food Products		7,463,000

Gas Utilities – 0.9%

National Fuel Gas Co.	25,561	1,326,872

UGI Corp.	88,806	2,042,538

Total Gas Utilities		3,369,410

Ground Transportation – 0.6%

CSX Corp.	44,574	1,370,651

Schneider National, Inc., Class B	33,589	930,079

Total Ground Transportation		2,300,730

Health Care Equipment & Supplies – 7.5%

Abbott Laboratories	125,031	12,109,252

Globus Medical, Inc., Class A*	36,484	1,811,431

Hologic, Inc.*	33,418	2,319,209

Integra LifeSciences Holdings Corp.*	39,573	1,511,293

Medtronic PLC	122,699	9,614,694

Total Health Care Equipment & Supplies		27,365,879

Health Care Providers & Services – 0.4%

Premier, Inc., Class A	62,524	1,344,266

Hotels, Restaurants & Leisure – 0.3%

Wendy’s Co.	48,587	991,661

Industrial Conglomerates – 3.3%

3M Co.	118,748	11,117,188

Honeywell International, Inc.	5,117	945,314

Total Industrial Conglomerates		12,062,502

Industrial REITs – 0.2%

First Industrial Realty Trust, Inc.	19,104	909,159

Insurance – 3.7%

American International Group, Inc.	172,166	10,433,260

Fidelity National Financial, Inc.	25,914	1,070,248

Old Republic International Corp.	35,157	947,130

Reinsurance Group of America, Inc.	7,017	1,018,798

Total Insurance		13,469,436

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

September 30, 2023

Investments	Shares	Value

IT Services – 0.6%

DXC Technology Co.*	64,177	$1,336,807

GoDaddy, Inc., Class A*	13,261	987,679

Total IT Services		2,324,486

Life Sciences Tools & Services – 3.0%

Agilent Technologies, Inc.	77,527	8,669,069

Bio-Techne Corp.	32,927	2,241,341

Total Life Sciences Tools & Services		10,910,410

Machinery – 6.8%

Donaldson Co., Inc.	15,566	928,356

Dover Corp.	6,710	936,112

Fortive Corp.	153,308	11,369,322

Gates Industrial Corp. PLC*	109,621	1,272,700

Otis Worldwide Corp.	127,778	10,261,851

Total Machinery		24,768,341

Media – 4.8%

Charter Communications, Inc., Class A*(a)	2,655	1,167,722

Comcast Corp., Class A	287,882	12,764,688

Fox Corp., Class A	29,596	923,395

Sirius XM Holdings, Inc.(a)	583,852	2,639,011

Total Media		17,494,816

Mortgage Real Estate Investment Trusts (REITs) – 1.0%

AGNC Investment Corp.	379,715	3,584,510

Multi-Utilities – 3.9%

CenterPoint Energy, Inc.	34,476	925,681

CMS Energy Corp.	17,113	908,871

Dominion Energy, Inc.	31,695	1,415,816

NiSource, Inc.	439,293	10,841,751

Total Multi-Utilities		14,092,119

Oil, Gas & Consumable Fuels – 6.0%

Exxon Mobil Corp.	19,717	2,318,325

Kinder Morgan, Inc.	382,975	6,349,725

Occidental Petroleum Corp.	18,376	1,192,235

Williams Cos., Inc.	358,404	12,074,631

Total Oil, Gas & Consumable Fuels		21,934,916

Pharmaceuticals – 0.8%

Pfizer, Inc.	88,233	2,926,689

Professional Services – 1.7%

Dun & Bradstreet Holdings, Inc.	158,455	1,582,965

Genpact Ltd.	106,895	3,869,599

Paychex, Inc.	7,872	907,878

Total Professional Services		6,360,442

Software – 0.5%

Dolby Laboratories, Inc., Class A	11,384	902,296

Dropbox, Inc., Class A*	34,600	942,158

Total Software		1,844,454

Specialized REITs – 0.5%

National Storage Affiliates Trust	29,397	933,061

SBA Communications Corp.	4,526	905,969

Total Specialized REITs		1,839,030

Technology Hardware, Storage & Peripherals – 1.9%

Hewlett Packard Enterprise Co.	392,834	6,823,527

Tobacco – 3.7%

Altria Group, Inc.	296,270	12,458,153

Philip Morris International, Inc.	10,010	926,726

Total Tobacco		13,384,879

Trading Companies & Distributors – 0.3%

Fastenal Co.	20,039	1,094,931

Water Utilities – 0.4%

Essential Utilities, Inc.	46,904	1,610,214
Total United States		347,734,652

Netherlands – 2.2%

Life Sciences Tools & Services – 2.2%

QIAGEN NV*	198,113	8,023,577

United Kingdom – 1.4%

Machinery – 1.4%

CNH Industrial NV(a)	429,653	5,198,801
TOTAL COMMON STOCKS (Cost: $392,676,092)		360,957,030

EXCHANGE-TRADED FUND – 0.4%

United States – 0.4%
iShares Russell 1000 Value ETF (Cost: $1,618,245)	10,238	1,554,333

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)

(Cost: $2,773,297)	2,773,297	2,773,297

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $397,067,634)		365,284,660

Other Assets less Liabilities – (0.1)%		(423,081)

NET ASSETS – 100.0%		$364,861,579
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,108,269 and the total market value of the collateral held by the Fund was $9,513,620. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,740,323.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$360,957,030	$—	$—	$360,957,030
Exchange-Traded Fund	1,554,333	—	—	1,554,333
Investment of Cash Collateral for Securities Loaned	—	2,773,297	—	2,773,297
Total Investments in Securities	$362,511,363	$2,773,297	$—	$365,284,660

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 0.2%

Parsons Corp.*	1,993	$108,320

Air Freight & Logistics – 0.5%

Expeditors International of Washington, Inc.	868	99,499

FedEx Corp.	870	230,480

Total Air Freight & Logistics		329,979

Automobile Components – 0.6%

BorgWarner, Inc.	3,212	129,669

Gentex Corp.	4,037	131,364

Lear Corp.	1,046	140,373

Total Automobile Components		401,406

Automobiles – 0.2%

Thor Industries, Inc.	1,282	121,957

Banks – 3.0%

Bank of America Corp.	15,541	425,513

Citizens Financial Group, Inc.	5,361	143,675

Comerica, Inc.	3,353	139,317

Fifth Third Bancorp	5,467	138,479

First Citizens BancShares, Inc., Class A	40	55,204

Huntington Bancshares, Inc.	19,083	198,463

JPMorgan Chase & Co.	4,950	717,849

KeyCorp	10,812	116,337

New York Community Bancorp, Inc.	1,889	21,421

Total Banks		1,956,258

Beverages – 1.3%

Brown-Forman Corp., Class B	2,847	164,243

Coca-Cola Consolidated, Inc.	35	22,271

Keurig Dr Pepper, Inc.	4,901	154,725

Molson Coors Beverage Co., Class B	2,186	139,008

PepsiCo, Inc.	2,225	377,004

Total Beverages		857,251

Biotechnology – 2.7%

AbbVie, Inc.	2,795	416,623

Amgen, Inc.	1,078	289,723

Biogen, Inc.*	647	166,285

Exelixis, Inc.*	2,609	57,007

Gilead Sciences, Inc.	3,048	228,417

Halozyme Therapeutics, Inc.*	1,497	57,185

Incyte Corp.*	697	40,266

Neurocrine Biosciences, Inc.*	118	13,275

Regeneron Pharmaceuticals, Inc.*	278	228,783

United Therapeutics Corp.*	222	50,143

Vertex Pharmaceuticals, Inc.*	542	188,475

Total Biotechnology		1,736,182

Broadline Retail – 3.0%

Amazon.com, Inc.*	14,885	1,892,181

Dillard’s, Inc., Class A	131	43,336

Total Broadline Retail		1,935,517

Building Products – 1.5%

Advanced Drainage Systems, Inc.	1,099	125,099

Builders FirstSource, Inc.*	166	20,665

Carrier Global Corp.	4,298	237,250

Fortune Brands Innovations, Inc.	1,716	106,667

Masco Corp.	2,327	124,378

Owens Corning	1,571	214,300

Simpson Manufacturing Co., Inc.	310	46,441

UFP Industries, Inc.	873	89,395

Total Building Products		964,195

Capital Markets – 2.5%

Ameriprise Financial, Inc.	485	159,895

Bank of New York Mellon Corp.	3,871	165,098

Cboe Global Markets, Inc.	549	85,759

CME Group, Inc.	942	188,607

FactSet Research Systems, Inc.	339	148,231

Goldman Sachs Group, Inc.	780	252,385

Interactive Brokers Group, Inc., Class A	460	39,818

LPL Financial Holdings, Inc.	634	150,670

Nasdaq, Inc.	3,641	176,916

State Street Corp.	2,701	180,859

Tradeweb Markets, Inc., Class A	974	78,115

Total Capital Markets		1,626,353

Chemicals – 0.8%

Albemarle Corp.	964	163,919

CF Industries Holdings, Inc.	2,457	210,663

Mosaic Co.	4,202	149,591

Total Chemicals		524,173

Commercial Services & Supplies – 1.1%

Clean Harbors, Inc.*	849	142,089

MSA Safety, Inc.	968	152,605

Republic Services, Inc.	1,352	192,674

Waste Management, Inc.	1,521	231,861

Total Commercial Services & Supplies		719,229

Communications Equipment – 1.6%

Arista Networks, Inc.*	873	160,571

Cisco Systems, Inc.	9,463	508,731

Juniper Networks, Inc.	4,658	129,446

Motorola Solutions, Inc.	800	217,792

Total Communications Equipment		1,016,540

Construction & Engineering – 0.4%

Comfort Systems USA, Inc.	503	85,716

EMCOR Group, Inc.	786	165,367

Total Construction & Engineering		251,083

Consumer Finance – 0.4%

American Express Co.	1,919	286,296

Consumer Staples Distribution & Retail – 0.6%

Sysco Corp.	1,561	103,104

Target Corp.	1,684	186,200

U.S. Foods Holding Corp.*	2,455	97,463

Total Consumer Staples Distribution & Retail		386,767

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2023

Investments	Shares	Value

Containers & Packaging – 1.1%

Berry Global Group, Inc.	2,868	$177,558

International Paper Co.	6,372	226,015

Packaging Corp. of America	650	99,807

Sonoco Products Co.	3,528	191,747

Total Containers & Packaging		695,127

Diversified Consumer Services – 0.4%

ADT, Inc.	9,208	55,248

H&R Block, Inc.	2,597	111,827

Service Corp. International	1,384	79,082

Total Diversified Consumer Services		246,157

Diversified REITs – 0.2%

WP Carey, Inc.	2,116	114,433

Diversified Telecommunication Services – 1.0%

AT&T, Inc.	19,970	299,949

Verizon Communications, Inc.	10,926	354,112

Total Diversified Telecommunication Services		654,061

Electric Utilities – 1.2%

Avangrid, Inc.	4,088	123,335

Edison International	2,602	164,680

Eversource Energy	2,311	134,385

Exelon Corp.	5,081	192,011

PG&E Corp.*	9,779	157,735

Total Electric Utilities		772,146

Electrical Equipment – 0.3%

Atkore, Inc.*	624	93,095

Hubbell, Inc.	410	128,498

Total Electrical Equipment		221,593

Electronic Equipment, Instruments & Components – 1.1%

Arrow Electronics, Inc.*	934	116,974

Insight Enterprises, Inc.*	813	118,292

Jabil, Inc.	1,779	225,737

Keysight Technologies, Inc.*	1,455	192,511

National Instruments Corp.	1,214	72,379

Total Electronic Equipment, Instruments & Components		725,893

Entertainment – 0.5%

Electronic Arts, Inc.	925	111,370

Endeavor Group Holdings, Inc., Class A	6,258	124,534

Warner Music Group Corp., Class A	3,683	115,646

Total Entertainment		351,550

Financial Services – 3.3%

Fiserv, Inc.*	1,842	208,072

Mastercard, Inc., Class A	1,706	675,423

PayPal Holdings, Inc.*	3,939	230,274

Visa, Inc., Class A	3,354	771,454

Voya Financial, Inc.	2,749	182,671

WEX, Inc.*	536	100,816

Total Financial Services		2,168,710

Food Products – 2.8%

Archer-Daniels-Midland Co.	2,151	162,229

Campbell Soup Co.	3,883	159,514

Conagra Brands, Inc.	5,836	160,023

General Mills, Inc.	2,828	180,964

Hershey Co.	895	179,072

Hormel Foods Corp.	2,914	110,819

J M Smucker Co.	707	86,897

Kellogg Co.	2,951	175,614

Kraft Heinz Co.	3,525	118,581

Lamb Weston Holdings, Inc.	753	69,622

McCormick & Co., Inc., Non-Voting Shares	1,579	119,436

Mondelez International, Inc., Class A	3,178	220,553

Pilgrim’s Pride Corp.*	3,498	79,859

Total Food Products		1,823,183

Gas Utilities – 0.1%

Atmos Energy Corp.	339	35,910

Ground Transportation – 0.3%

Landstar System, Inc.	367	64,937

XPO, Inc.*	1,594	119,008

Total Ground Transportation		183,945

Health Care Equipment & Supplies – 2.2%

Abbott Laboratories	2,970	287,644

Baxter International, Inc.	4,395	165,867

Becton Dickinson & Co.	837	216,390

Boston Scientific Corp.*	4,386	231,581

Edwards Lifesciences Corp.*	2,570	178,050

Hologic, Inc.*	1,079	74,883

Stryker Corp.	578	157,950

Zimmer Biomet Holdings, Inc.	1,114	125,013

Total Health Care Equipment & Supplies		1,437,378

Health Care Providers & Services – 4.6%

Cardinal Health, Inc.	1,610	139,780

Cencora, Inc.	934	168,092

Centene Corp.*	2,075	142,926

Chemed Corp.	73	37,938

Cigna Group	840	240,299

CVS Health Corp.	3,778	263,780

DaVita, Inc.*	1,102	104,172

Elevance Health, Inc.	520	226,418

Encompass Health Corp.	706	47,415

HCA Healthcare, Inc.	502	123,482

Henry Schein, Inc.*	1,477	109,667

Humana, Inc.	454	220,880

Laboratory Corp. of America Holdings	438	88,060

McKesson Corp.	392	170,461

Molina Healthcare, Inc.*	126	41,314

Option Care Health, Inc.*	1,512	48,913

Quest Diagnostics, Inc.	1,182	144,039

Tenet Healthcare Corp.*	1,087	71,623

UnitedHealth Group, Inc.	1,227	618,641

Total Health Care Providers & Services		3,007,900

Hotel & Resort REITs – 0.3%

Host Hotels & Resorts, Inc.	13,408	215,467

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2023

Investments	Shares	Value

Hotels, Restaurants & Leisure – 2.5%

Aramark	2,902	$100,700

Booking Holdings, Inc.*	64	197,373

Chipotle Mexican Grill, Inc.*	86	157,537

Darden Restaurants, Inc.	865	123,885

Domino’s Pizza, Inc.	156	59,091

Expedia Group, Inc.*	964	99,360

McDonald’s Corp.	1,378	363,020

Starbucks Corp.	3,089	281,933

Texas Roadhouse, Inc.	448	43,053

Yum! Brands, Inc.	1,562	195,156

Total Hotels, Restaurants & Leisure		1,621,108

Household Durables – 0.4%

DR Horton, Inc.	668	71,790

Lennar Corp., Class A	519	58,247

PulteGroup, Inc.	1,307	96,783

Toll Brothers, Inc.	762	56,358

Total Household Durables		283,178

Household Products – 1.7%

Church & Dwight Co., Inc.	1,334	122,234

Clorox Co.	856	112,187

Colgate-Palmolive Co.	2,354	167,393

Kimberly-Clark Corp.	980	118,433

Procter & Gamble Co.	3,554	518,387

Reynolds Consumer Products, Inc.	1,718	44,032

Total Household Products		1,082,666

Insurance – 3.7%

Aflac, Inc.	2,772	212,751

Allstate Corp.	1,833	204,214

Assurant, Inc.	921	132,237

CNA Financial Corp.	835	32,857

Globe Life, Inc.	749	81,439

Hartford Financial Services Group, Inc.	2,388	169,333

Kinsale Capital Group, Inc.	158	65,433

Markel Group, Inc.*	20	29,450

MetLife, Inc.	4,087	257,113

Primerica, Inc.	505	97,975

Progressive Corp.	1,618	225,387

Prudential Financial, Inc.	2,249	213,408

Reinsurance Group of America, Inc.	563	81,742

RLI Corp.	365	49,600

Selective Insurance Group, Inc.	1,041	107,400

Travelers Cos., Inc.	1,363	222,591

Unum Group	3,051	150,079

W R Berkley Corp.	1,640	104,124

Total Insurance		2,437,133

Interactive Media & Services – 6.0%

Alphabet, Inc., Class A*	20,458	2,677,134

Meta Platforms, Inc., Class A*	4,128	1,239,267

Total Interactive Media & Services		3,916,401

IT Services – 1.7%

Akamai Technologies, Inc.*	1,482	157,892

Cognizant Technology Solutions Corp., Class A	2,529	171,315

EPAM Systems, Inc.*	255	65,201

Gartner, Inc.*	406	139,506

GoDaddy, Inc., Class A*	1,448	107,847

International Business Machines Corp.	2,581	362,114

VeriSign, Inc.*	563	114,024

Total IT Services		1,117,899

Life Sciences Tools & Services – 0.7%

Agilent Technologies, Inc.	1,152	128,816

Avantor, Inc.*	5,196	109,532

Charles River Laboratories International, Inc.*	354	69,377

Medpace Holdings, Inc.*	89	21,549

West Pharmaceutical Services, Inc.	346	129,823

Total Life Sciences Tools & Services		459,097

Machinery – 2.1%

AGCO Corp.	981	116,033

Caterpillar, Inc.	1,286	351,078

Deere & Co.	737	278,129

Lincoln Electric Holdings, Inc.	865	157,248

PACCAR, Inc.	1,733	147,340

Snap-on, Inc.	368	93,862

Toro Co.	1,057	87,837

Watts Water Technologies, Inc., Class A	786	135,836

Total Machinery		1,367,363

Media – 1.3%

Comcast Corp., Class A	9,468	419,811

Fox Corp., Class A	1,297	40,467

Interpublic Group of Cos., Inc.	5,429	155,595

New York Times Co., Class A	996	41,035

Omnicom Group, Inc.	1,721	128,180

Sirius XM Holdings, Inc.(a)	18,768	84,831

Total Media		869,919

Metals & Mining – 0.8%

Commercial Metals Co.	2,487	122,883

Nucor Corp.	1,002	156,663

Reliance Steel & Aluminum Co.	360	94,403

Steel Dynamics, Inc.	1,384	148,392

Total Metals & Mining		522,341

Multi-Utilities – 0.9%

Consolidated Edison, Inc.	2,030	173,626

Public Service Enterprise Group, Inc.	3,197	181,941

Sempra	3,206	218,104

Total Multi-Utilities		573,671

Passenger Airlines – 0.2%

United Airlines Holdings, Inc.*	2,578	109,049

Personal Care Products – 0.2%

Coty, Inc., Class A*	8,581	94,134

elf Beauty, Inc.*	193	21,197

Total Personal Care Products		115,331

Pharmaceuticals – 3.8%

Bristol-Myers Squibb Co.	4,595	266,694

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2023

Investments	Shares	Value

Eli Lilly & Co.	1,251	$671,950

Johnson & Johnson	3,348	521,451

Merck & Co., Inc.	3,956	407,270

Pfizer, Inc.	10,022	332,430

Viatris, Inc.	9,039	89,124

Zoetis, Inc.	1,008	175,372

Total Pharmaceuticals		2,464,291

Professional Services – 1.7%

Automatic Data Processing, Inc.	1,072	257,902

Booz Allen Hamilton Holding Corp.	1,528	166,964

Broadridge Financial Solutions, Inc.	977	174,932

FTI Consulting, Inc.*	692	123,460

Robert Half, Inc.	1,772	129,852

TriNet Group, Inc.*	765	89,107

Verisk Analytics, Inc.	754	178,125

Total Professional Services		1,120,342

Residential REITs – 0.4%

AvalonBay Communities, Inc.	1,441	247,477

Retail REITs – 0.8%

Agree Realty Corp.	2,163	119,484

Brixmor Property Group, Inc.	8,317	172,827

NNN REIT, Inc.	1,553	54,883

Simon Property Group, Inc.	1,526	164,854

Total Retail REITs		512,048

Semiconductors & Semiconductor Equipment – 4.9%

Applied Materials, Inc.	2,619	362,601

Axcelis Technologies, Inc.*	455	74,188

First Solar, Inc.*	1,098	177,426

KLA Corp.	366	167,870

Lam Research Corp.	438	274,525

NVIDIA Corp.	4,051	1,762,144

QUALCOMM, Inc.	2,847	316,188

Rambus, Inc.*	846	47,198

Total Semiconductors & Semiconductor Equipment		3,182,140

Software – 12.0%

Adobe, Inc.*	1,012	516,019

ANSYS, Inc.*	478	142,229

AppLovin Corp., Class A*	2,829	113,047

Autodesk, Inc.*	1,183	244,775

CCC Intelligent Solutions Holdings, Inc.*	16,544	220,862

Dolby Laboratories, Inc., Class A	1,624	128,718

Dropbox, Inc., Class A*	4,138	112,678

Fair Isaac Corp.*	86	74,694

Fortinet, Inc.*	2,235	131,150

Gen Digital, Inc.	7,760	137,197

Intuit, Inc.	702	358,680

Manhattan Associates, Inc.*	311	61,472

Microsoft Corp.	11,278	3,561,028

New Relic, Inc.*	566	48,461

Oracle Corp.	5,057	535,637

Palo Alto Networks, Inc.*	819	192,006

Qualys, Inc.*	319	48,663

Salesforce, Inc.*	2,019	409,413

Splunk, Inc.*	1,007	147,274

Synopsys, Inc.*	374	171,655

VMware, Inc., Class A*	1,627	270,863

Workday, Inc., Class A*	900	193,365

Total Software		7,819,886

Specialized REITs – 0.9%

CubeSmart	3,320	126,592

Gaming & Leisure Properties, Inc.	1,813	82,582

Iron Mountain, Inc.	3,856	229,239

VICI Properties, Inc.	6,200	180,420

Total Specialized REITs		618,833

Specialty Retail – 3.3%

AutoNation, Inc.*	326	49,356

AutoZone, Inc.*	56	142,240

Best Buy Co., Inc.	2,703	187,777

Home Depot, Inc.	1,865	563,528

Lowe’s Cos., Inc.	1,530	317,995

O’Reilly Automotive, Inc.*	86	78,162

Ross Stores, Inc.	1,150	129,893

TJX Cos., Inc.	3,068	272,684

Tractor Supply Co.	622	126,297

Ulta Beauty, Inc.*	288	115,042

Williams-Sonoma, Inc.	1,238	192,385

Total Specialty Retail		2,175,359

Technology Hardware, Storage & Peripherals – 7.8%

Apple, Inc.	24,431	4,182,831

Dell Technologies, Inc., Class C	3,452	237,843

Hewlett Packard Enterprise Co.	13,467	233,922

HP, Inc.	7,662	196,913

NetApp, Inc.	2,128	161,473

Super Micro Computer, Inc.*	182	49,908

Total Technology Hardware, Storage & Peripherals		5,062,890

Textiles, Apparel & Luxury Goods – 0.7%

Crocs, Inc.*	847	74,731

Deckers Outdoor Corp.*	269	138,290

Ralph Lauren Corp.	1,249	144,996

Tapestry, Inc.	4,510	129,663

Total Textiles, Apparel & Luxury Goods		487,680

Trading Companies & Distributors – 0.9%

Applied Industrial Technologies, Inc.	866	133,892

MSC Industrial Direct Co., Inc., Class A	847	83,133

United Rentals, Inc.	476	211,615

WESCO International, Inc.	1,062	152,737

Total Trading Companies & Distributors		581,377

Water Utilities – 0.3%

American Water Works Co., Inc.	1,548	191,689

Wireless Telecommunication Services – 0.4%

T-Mobile U.S., Inc.*	1,996	279,540

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $52,964,733)		65,093,667

Other Assets less Liabilities – 0.1%		92,955

NET ASSETS – 100.0%		$65,186,622

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2023

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $76,347 and the total market value of the collateral held by the Fund was $81,468, which was entirely composed of non-cash U.S. Government securities.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$65,093,667	$—	$—	$65,093,667
Total Investments in Securities	$65,093,667	$—	$—	$65,093,667

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 100.0%

United States – 97.6%

Aerospace & Defense – 3.2%

Curtiss-Wright Corp.	128	$25,040

Howmet Aerospace, Inc.	907	41,949

Total Aerospace & Defense		66,989

Banks – 2.6%

First Citizens BancShares, Inc., Class A	20	27,602

JPMorgan Chase & Co.	184	26,684

Total Banks		54,286

Biotechnology – 3.0%

Exact Sciences Corp.*	550	37,521

Halozyme Therapeutics, Inc.*	671	25,632

Total Biotechnology		63,153

Building Products – 3.5%

AZEK Co., Inc.*	714	21,234

Builders FirstSource, Inc.*	191	23,778

Simpson Manufacturing Co., Inc.	190	28,464

Total Building Products		73,476

Chemicals – 2.5%

Air Products & Chemicals, Inc.	90	25,506

Linde PLC	69	25,692

Total Chemicals		51,198

Commercial Services & Supplies – 1.3%

MSA Safety, Inc.	170	26,801

Construction & Engineering – 2.4%

API Group Corp.*	961	24,919

EMCOR Group, Inc.	120	25,247

Total Construction & Engineering		50,166

Construction Materials – 1.3%

Eagle Materials, Inc.	162	26,976

Consumer Staples Distribution & Retail – 2.1%

U.S. Foods Holding Corp.*	1,102	43,749

Diversified Consumer Services – 2.6%

Grand Canyon Education, Inc.*	469	54,817

Electrical Equipment – 2.1%

Atkore, Inc.*	286	42,668

Electronic Equipment, Instruments & Components – 3.1%

Badger Meter, Inc.	166	23,882

Insight Enterprises, Inc.*	277	40,304

Total Electronic Equipment, Instruments & Components		64,186

Energy Equipment & Services – 2.5%

Transocean Ltd.*	2,844	23,349

Valaris Ltd.*	370	27,743

Total Energy Equipment & Services		51,092

Entertainment – 2.0%

Madison Square Garden Sports Corp.	237	41,783

Financial Services – 1.2%

Visa, Inc., Class A	108	24,841

Ground Transportation – 1.2%

XPO, Inc.*	326	24,339

Health Care Equipment & Supplies – 5.2%

Boston Scientific Corp.*	496	26,189

IDEXX Laboratories, Inc.*	92	40,229

Intuitive Surgical, Inc.*	144	42,089

Total Health Care Equipment & Supplies		108,507

Hotels, Restaurants & Leisure – 9.5%

Booking Holdings, Inc.*	16	49,343

Carnival Corp.*	1,521	20,868

Hyatt Hotels Corp., Class A	237	25,141

Royal Caribbean Cruises Ltd.*	442	40,726

Shake Shack, Inc., Class A*	607	35,248

Yum! Brands, Inc.	204	25,488

Total Hotels, Restaurants & Leisure		196,814

Household Durables – 6.1%

NVR, Inc.*	4	23,853

Taylor Morrison Home Corp.*	935	39,840

TopBuild Corp.*	95	23,902

Tri Pointe Homes, Inc.*	1,430	39,111

Total Household Durables		126,706

Insurance – 6.5%

Aon PLC, Class A	80	25,938

Arthur J Gallagher & Co.	117	26,668

Markel Group, Inc.*	20	29,450

Marsh & McLennan Cos., Inc.	137	26,071

Primerica, Inc.	144	27,937

Total Insurance		136,064

IT Services – 1.2%

VeriSign, Inc.*	125	25,316

Machinery – 6.8%

Lincoln Electric Holdings, Inc.	143	25,996

Parker-Hannifin Corp.	65	25,319

Snap-on, Inc.	125	31,883

Terex Corp.	454	26,159

Watts Water Technologies, Inc., Class A	179	30,935

Total Machinery		140,292

Passenger Airlines – 1.7%

United Airlines Holdings, Inc.*	834	35,278

Professional Services – 1.5%

CACI International, Inc., Class A*	102	32,021

Semiconductors & Semiconductor Equipment – 11.6%

Applied Materials, Inc.	181	25,060

Axcelis Technologies, Inc.*	244	39,784

Broadcom, Inc.	50	41,529

Cirrus Logic, Inc.*	352	26,034

First Solar, Inc.*	217	35,065

NVIDIA Corp.	58	25,229

Silicon Laboratories, Inc.*	203	23,526

Universal Display Corp.	163	25,589

Total Semiconductors & Semiconductor Equipment		241,816

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

September 30, 2023

Investments	Shares	Value

Software – 4.7%

MicroStrategy, Inc., Class A*	65	$21,338

Oracle Corp.	212	22,455

Palantir Technologies, Inc., Class A*	1,537	24,592

Progress Software Corp.	555	29,182

Total Software		97,567

Specialty Retail – 3.8%

Asbury Automotive Group, Inc.*	116	26,688

O’Reilly Automotive, Inc.*	28	25,448

Urban Outfitters, Inc.*	840	27,460

Total Specialty Retail		79,596

Technology Hardware, Storage & Peripherals – 1.1%

Super Micro Computer, Inc.*	83	22,760

Textiles, Apparel & Luxury Goods – 1.3%

Deckers Outdoor Corp.*	51	26,219
Total United States		2,029,476

Brazil – 1.0%

Capital Markets – 1.0%

XP, Inc., Class A	935	21,552

Israel – 1.4%

Software – 1.4%

Check Point Software Technologies Ltd.*	216	28,789

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,154,650)		2,079,817

Other Assets less Liabilities – 0.0%		781

NET ASSETS – 100.0%		$2,080,598
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,079,817	$—	$—	$2,079,817
Total Investments in Securities	$2,079,817	$—	$—	$2,079,817

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.5%

Aerospace & Defense – 0.1%

Kaman Corp.	19,417	$381,544

Park Aerospace Corp.	12,802	198,815

Total Aerospace & Defense		580,359

Automobile Components – 0.2%

LCI Industries	12,767	1,499,101

Patrick Industries, Inc.	14,748	1,106,985

Total Automobile Components		2,606,086

Automobiles – 1.0%

Ford Motor Co.	893,386	11,095,854

Banks – 9.7%

American National Bankshares, Inc.	5,907	224,112

Ames National Corp.(a)	5,919	98,196

Arrow Financial Corp.	12,317	209,641

Associated Banc-Corp.	61,109	1,045,575

Atlantic Union Bankshares Corp.	34,624	996,479

Bank of Hawaii Corp.	17,344	861,823

Bar Harbor Bankshares	8,755	206,881

BCB Bancorp, Inc.	13,295	148,106

Brookline Bancorp, Inc.	57,995	528,334

Camden National Corp.	10,960	309,291

Capitol Federal Financial, Inc.	100,455	479,170

Central Pacific Financial Corp.	20,483	341,656

Citigroup, Inc.	426,453	17,540,012

Citizens & Northern Corp.	10,644	186,802

Citizens Financial Group, Inc.	114,604	3,071,387

Columbia Banking System, Inc.	109,710	2,227,113

Comerica, Inc.	38,233	1,588,581

Community Trust Bancorp, Inc.	13,347	457,268

Eagle Bancorp, Inc.	22,098	474,002

Evans Bancorp, Inc.	3,795	101,706

Farmers National Banc Corp.	25,591	295,832

Fifth Third Bancorp	154,614	3,916,373

Financial Institutions, Inc.	11,877	199,890

First Bancorp, Inc.	6,562	154,207

First Busey Corp.	38,733	744,448

First Commonwealth Financial Corp.	69,583	849,608

First Community Bankshares, Inc.	11,013	324,333

First Financial Bancorp	55,376	1,085,370

First Hawaiian, Inc.	57,906	1,045,203

First Interstate BancSystem, Inc., Class A	41,682	1,039,549

First of Long Island Corp.(a)	17,806	204,947

Flushing Financial Corp.	23,025	302,318

FNB Corp.	161,588	1,743,535

Fulton Financial Corp.	85,898	1,040,225

Hanmi Financial Corp.	23,176	376,146

HBT Financial, Inc.	18,846	343,751

Heritage Commerce Corp.	44,605	377,804

HomeStreet, Inc.	13,640	106,256

Hope Bancorp, Inc.	81,663	722,718

Horizon Bancorp, Inc.	32,456	346,630

Huntington Bancshares, Inc.	340,903	3,545,391

Independent Bank Corp.	15,632	286,691

Kearny Financial Corp.	49,171	340,755

KeyCorp	245,402	2,640,526

Lakeland Bancorp, Inc.	47,027	593,481

LCNB Corp.	5,507	78,585

Mercantile Bank Corp.	10,565	326,564

Midland States Bancorp, Inc.	16,240	333,570

National Bankshares, Inc.	3,499	87,615

New York Community Bancorp, Inc.	268,086	3,040,095

Northfield Bancorp, Inc.	33,449	316,093

Northrim Bancorp, Inc.	3,687	146,079

Northwest Bancshares, Inc.	90,270	923,462

Norwood Financial Corp.	5,755	148,249

OceanFirst Financial Corp.	41,826	605,222

Pacific Premier Bancorp, Inc.	48,511	1,055,599

PacWest Bancorp	52,017	411,454

Parke Bancorp, Inc.	7,871	128,219

PCB Bancorp	10,572	163,337

Peoples Bancorp, Inc.	20,973	532,295

PNC Financial Services Group, Inc.	79,630	9,776,175

Premier Financial Corp.	26,771	456,713

Primis Financial Corp.	15,798	128,754

Provident Financial Services, Inc.	50,540	772,757

Regions Financial Corp.	199,695	3,434,754

S&T Bancorp, Inc.	28,278	765,768

Sandy Spring Bancorp, Inc.	29,557	633,407

Sierra Bancorp	9,741	184,689

Simmons First National Corp., Class A	62,201	1,054,929

Southside Bancshares, Inc.	23,445	672,872

Synovus Financial Corp.	44,350	1,232,930

Territorial Bancorp, Inc.	4,516	41,050

Truist Financial Corp.	323,872	9,265,978

TrustCo Bank Corp.	13,434	366,614

U.S. Bancorp	478,427	15,816,797

United Bankshares, Inc.	41,788	1,152,931

Univest Financial Corp.	21,402	371,967

Valley National Bancorp	156,920	1,343,235

Washington Trust Bancorp, Inc.	13,273	349,478

Webster Financial Corp.	42,590	1,716,803

WesBanco, Inc.	30,248	738,656

West BanCorp, Inc.	10,994	179,312

Total Banks		112,475,129

Biotechnology – 7.1%

AbbVie, Inc.	394,827	58,852,913

Gilead Sciences, Inc.	301,926	22,626,334

Total Biotechnology		81,479,247

Broadline Retail – 0.2%

Kohl’s Corp.(a)	64,418	1,350,201

Nordstrom, Inc.(a)	71,195	1,063,654

Total Broadline Retail		2,413,855

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2023

Investments	Shares	Value

Capital Markets – 4.7%

Artisan Partners Asset Management, Inc., Class A	43,194	$1,616,319

Bank of New York Mellon Corp.	146,904	6,265,455

Blue Owl Capital, Inc.	165,877	2,149,766

Bridge Investment Group Holdings, Inc., Class A	22,944	211,085

Carlyle Group, Inc.	100,699	3,037,082

Cohen & Steers, Inc.	23,155	1,451,587

Diamond Hill Investment Group, Inc.	1,952	329,049

Franklin Resources, Inc.	129,974	3,194,761

GCM Grosvenor, Inc., Class A	29,263	227,081

Moelis & Co., Class A	35,407	1,597,918

Morgan Stanley	284,696	23,251,122

Northern Trust Corp.	42,229	2,934,071

T Rowe Price Group, Inc.	47,979	5,031,558

Victory Capital Holdings, Inc., Class A	42,762	1,425,685

Virtu Financial, Inc., Class A	54,678	944,289

Virtus Investment Partners, Inc.	4,776	964,704

Total Capital Markets		54,631,532

Chemicals – 1.4%

Chemours Co.	48,400	1,357,620

Dow, Inc.	197,827	10,199,960

Eastman Chemical Co.	29,822	2,287,944

Kronos Worldwide, Inc.	77,732	602,423

Mativ Holdings, Inc.(a)	30,388	433,333

Scotts Miracle-Gro Co.(a)	27,146	1,402,905

Total Chemicals		16,284,185

Commercial Services & Supplies – 0.4%

ACCO Brands Corp.	66,421	381,257

CompX International, Inc.	6,841	127,174

Deluxe Corp.	30,796	581,736

Ennis, Inc.	15,627	331,605

HNI Corp.	33,494	1,159,897

MillerKnoll, Inc.	55,330	1,352,819

NL Industries, Inc.	26,432	125,552

Pitney Bowes, Inc.	116,209	350,951

Steelcase, Inc., Class A	71,863	802,710

Total Commercial Services & Supplies		5,213,701

Communications Equipment – 4.2%

Cisco Systems, Inc.	909,726	48,906,870

Comtech Telecommunications Corp.	19,637	171,824

Total Communications Equipment		49,078,694

Consumer Finance – 0.6%

Ally Financial, Inc.	98,970	2,640,519

Navient Corp.	70,877	1,220,502

OneMain Holdings, Inc.	77,391	3,102,605

Regional Management Corp.	6,195	171,478

Total Consumer Finance		7,135,104

Consumer Staples Distribution & Retail – 0.4%

Natural Grocers by Vitamin Cottage, Inc.	14,780	190,810

Village Super Market, Inc., Class A	7,231	163,710

Walgreens Boots Alliance, Inc.	202,623	4,506,335

Total Consumer Staples Distribution & Retail		4,860,855

Containers & Packaging – 1.1%

Greif, Inc., Class B	14,660	975,770

International Paper Co.	108,371	3,843,919

Packaging Corp. of America	30,236	4,642,738

Pactiv Evergreen, Inc.	92,609	752,911

Sonoco Products Co.	35,952	1,953,991

Total Containers & Packaging		12,169,329

Distributors – 0.0%

Weyco Group, Inc.(a)	5,161	130,831

Diversified Consumer Services – 0.1%

Strategic Education, Inc.	13,174	991,344

Diversified REITs – 0.2%

Alexander & Baldwin, Inc.	7,527	125,927

Alpine Income Property Trust, Inc.	2,196	35,927

American Assets Trust, Inc.	4,956	96,394

Armada Hoffler Properties, Inc.	8,175	83,712

Broadstone Net Lease, Inc.	10,667	152,538

CTO Realty Growth, Inc.	2,963	48,030

Essential Properties Realty Trust, Inc.	10,760	232,739

Gladstone Commercial Corp.	5,163	62,782

NexPoint Diversified Real Estate Trust(a)	4,025	35,058

One Liberty Properties, Inc.	3,445	65,007

WP Carey, Inc.	16,939	916,061

Total Diversified REITs		1,854,175

Diversified Telecommunication Services – 2.8%

AT&T, Inc.	2,035,791	30,577,581

Cogent Communications Holdings, Inc.	33,872	2,096,677

Total Diversified Telecommunication Services		32,674,258

Electric Utilities – 8.1%

ALLETE, Inc.	22,556	1,190,957

Alliant Energy Corp.	52,356	2,536,648

American Electric Power Co., Inc.	134,619	10,126,041

Avangrid, Inc.	95,860	2,892,096

Duke Energy Corp.	156,051	13,773,061

Edison International	89,977	5,694,644

Entergy Corp.	42,803	3,959,278

Evergy, Inc.	60,101	3,047,121

Eversource Energy	82,709	4,809,528

Exelon Corp.	171,075	6,464,924

FirstEnergy Corp.	169,499	5,793,476

Hawaiian Electric Industries, Inc.	27,829	342,575

NRG Energy, Inc.	56,883	2,191,133

OGE Energy Corp.	80,747	2,691,298

Pinnacle West Capital Corp.	33,802	2,490,531

Portland General Electric Co.	45,323	1,834,675

PPL Corp.	133,674	3,149,360

Southern Co.	322,798	20,891,487

Total Electric Utilities		93,878,833

Electrical Equipment – 0.1%

Powell Industries, Inc.	7,957	659,635

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2023

Investments	Shares	Value

Energy Equipment & Services – 0.1%

Archrock, Inc.	109,425	$1,378,755

Solaris Oilfield Infrastructure, Inc., Class A	23,038	245,585

Total Energy Equipment & Services		1,624,340

Financial Services – 0.7%

Federal Agricultural Mortgage Corp., Class C	6,778	1,045,845

Jackson Financial, Inc., Class A	47,852	1,828,904

Radian Group, Inc.	91,648	2,301,281

TFS Financial Corp.	161,802	1,912,500

UWM Holdings Corp.(a)	66,444	322,253

Waterstone Financial, Inc.	16,075	176,021

Total Financial Services		7,586,804

Food Products – 1.6%

Alico, Inc.	5,096	127,196

Cal-Maine Foods, Inc.	30,820	1,492,304

Calavo Growers, Inc.	12,902	325,518

Conagra Brands, Inc.	99,660	2,732,677

Kellogg Co.	87,710	5,219,622

Kraft Heinz Co.	254,265	8,553,475

Total Food Products		18,450,792

Gas Utilities – 0.6%

New Jersey Resources Corp.	37,940	1,541,502

Northwest Natural Holding Co.	24,594	938,507

RGC Resources, Inc.	1,921	33,234

Southwest Gas Holdings, Inc.	22,771	1,375,596

Spire, Inc.	23,069	1,305,244

UGI Corp.	57,121	1,313,783

Total Gas Utilities		6,507,866

Health Care Providers & Services – 0.2%

National HealthCare Corp.	11,800	754,964

Patterson Cos., Inc.	46,795	1,387,004

Total Health Care Providers & Services		2,141,968

Health Care REITs – 0.6%

CareTrust REIT, Inc.	10,040	205,820

Community Healthcare Trust, Inc.	2,506	74,428

Diversified Healthcare Trust(a)	31,450	61,013

Global Medical REIT, Inc.	7,461	66,925

Healthpeak Properties, Inc.	39,828	731,242

LTC Properties, Inc.	4,189	134,593

National Health Investors, Inc.	3,434	176,370

Omega Healthcare Investors, Inc.	20,344	674,607

Physicians Realty Trust	18,047	219,993

Sabra Health Care REIT, Inc.	18,158	253,123

Universal Health Realty Income Trust	1,467	59,311

Ventas, Inc.	31,930	1,345,211

Welltower, Inc.	38,298	3,137,372

Total Health Care REITs		7,140,008

Hotel & Resort REITs – 0.0%

Apple Hospitality REIT, Inc.	18,684	286,612

Service Properties Trust	14,353	110,375

Total Hotel & Resort REITs		396,987

Hotels, Restaurants & Leisure – 0.6%

Cracker Barrel Old Country Store, Inc.	13,763	924,874

Darden Restaurants, Inc.	35,046	5,019,288

Travel & Leisure Co.	36,472	1,339,616

Total Hotels, Restaurants & Leisure		7,283,778

Household Durables – 0.3%

Ethan Allen Interiors, Inc.	20,227	604,787

Leggett & Platt, Inc.	52,547	1,335,219

MDC Holdings, Inc.	45,216	1,864,256

Total Household Durables		3,804,262

Household Products – 0.7%

Energizer Holdings, Inc.	35,318	1,131,589

Kimberly-Clark Corp.	60,251	7,281,333

Total Household Products		8,412,922

Independent Power & Renewable Electricity Producers – 0.0%

Clearway Energy, Inc., Class A	24,954	497,084

Industrial Conglomerates – 1.0%

3M Co.	129,491	12,122,947

Industrial REITs – 0.1%

EastGroup Properties, Inc.	3,548	590,848

Innovative Industrial Properties, Inc.	2,169	164,107

LXP Industrial Trust	27,075	240,968

Plymouth Industrial REIT, Inc.	4,038	84,596

STAG Industrial, Inc.	13,897	479,585

Total Industrial REITs		1,560,104

Insurance – 2.3%

CNA Financial Corp.	69,279	2,726,129

Donegal Group, Inc., Class A	21,235	302,705

Fidelity National Financial, Inc.	84,069	3,472,050

First American Financial Corp.	35,048	1,979,861

Horace Mann Educators Corp.	26,794	787,208

Mercury General Corp.	30,813	863,688

Old Republic International Corp.	118,047	3,180,186

Prudential Financial, Inc.	87,587	8,311,130

Safety Insurance Group, Inc.	10,444	712,176

Stewart Information Services Corp.	19,260	843,588

Universal Insurance Holdings, Inc.	20,877	292,696

Unum Group	65,316	3,212,894

Total Insurance		26,684,311

IT Services – 2.4%

International Business Machines Corp.	195,589	27,441,137

Leisure Products – 0.4%

Hasbro, Inc.	41,892	2,770,737

Marine Products Corp.	25,197	358,050

Smith & Wesson Brands, Inc.	32,030	413,507

Sturm Ruger & Co., Inc.	11,175	582,441

Total Leisure Products		4,124,735

Machinery – 0.1%

Hyster-Yale Materials Handling, Inc.	8,315	370,683

Trinity Industries, Inc.	37,333	909,058

Total Machinery		1,279,741

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2023

Investments	Shares	Value

Media – 0.8%

Interpublic Group of Cos., Inc.	89,755	$2,572,378

Omnicom Group, Inc.	45,881	3,417,217

Paramount Global, Class B	182,462	2,353,760

Sinclair, Inc.(a)	34,405	386,024

Total Media		8,729,379

Metals & Mining – 0.4%

Arch Resources, Inc.	13,632	2,326,437

Kaiser Aluminum Corp.	11,542	868,651

Ramaco Resources, Inc., Class A	31,084	341,613

SunCoke Energy, Inc.	60,267	611,710

Total Metals & Mining		4,148,411

Multi-Utilities – 3.5%

Avista Corp.	33,104	1,071,576

Black Hills Corp.	24,100	1,219,219

CMS Energy Corp.	56,852	3,019,410

Consolidated Edison, Inc.	89,823	7,682,561

Dominion Energy, Inc.	191,101	8,536,482

DTE Energy Co.	53,300	5,291,624

NiSource, Inc.	95,784	2,363,949

Northwestern Energy Group, Inc.	25,094	1,206,018

Public Service Enterprise Group, Inc.	99,075	5,638,358

WEC Energy Group, Inc.	55,350	4,458,443

Total Multi-Utilities		40,487,640

Office REITs – 0.1%

COPT Defense Properties	10,218	243,495

Cousins Properties, Inc.	12,077	246,009

Douglas Emmett, Inc.	15,143	193,225

Easterly Government Properties, Inc.	7,818	89,360

Highwoods Properties, Inc.	10,076	207,666

JBG SMITH Properties	4,518	65,330

Kilroy Realty Corp.	5,729	181,094

Orion Office REIT, Inc.	8,747	45,572

Paramount Group, Inc.	7,115	32,871

Piedmont Office Realty Trust, Inc., Class A	15,765	88,599

Postal Realty Trust, Inc., Class A(a)	2,998	40,473

SL Green Realty Corp.	6,124	228,425

Total Office REITs		1,662,119

Oil, Gas & Consumable Fuels – 21.7%

Antero Midstream Corp.	259,039	3,103,287

Berry Corp.	62,418	511,828

Chesapeake Energy Corp.(a)	103,980	8,966,195

Chevron Corp.	365,892	61,696,709

Chord Energy Corp.	31,622	5,124,978

Civitas Resources, Inc.(a)	62,642	5,065,859

CONSOL Energy, Inc.	25,152	2,638,696

Coterra Energy, Inc.	418,499	11,320,398

Crescent Energy Co., Class A	33,607	424,792

CVR Energy, Inc.	59,569	2,027,133

Devon Energy Corp.	262,574	12,524,780

Diamondback Energy, Inc.	58,873	9,118,250

DT Midstream, Inc.	34,203	1,810,023

Equitrans Midstream Corp.	251,916	2,360,453

Evolution Petroleum Corp.	23,428	160,247

Exxon Mobil Corp.	606,998	71,370,825

Kinetik Holdings, Inc.(a)	33,573	1,133,089

Northern Oil & Gas, Inc.	36,204	1,456,487

Phillips 66	89,871	10,798,001

Pioneer Natural Resources Co.	114,618	26,310,562

Riley Exploration Permian, Inc.	15,840	503,554

Sitio Royalties Corp., Class A	54,744	1,325,352

Williams Cos., Inc.	311,789	10,504,171

Total Oil, Gas & Consumable Fuels		250,255,669

Personal Care Products – 0.1%

Medifast, Inc.	8,055	602,917

Nu Skin Enterprises, Inc., Class A	28,203	598,185

Total Personal Care Products		1,201,102

Pharmaceuticals – 4.1%

Organon & Co.	108,573	1,884,827

Pfizer, Inc.	1,262,970	41,892,715

Phibro Animal Health Corp., Class A	18,712	238,952

Viatris, Inc.	328,490	3,238,912

Total Pharmaceuticals		47,255,406

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	12,325	181,670

RE/MAX Holdings, Inc., Class A	2,987	38,652

RMR Group, Inc., Class A	2,307	56,568

Total Real Estate Management & Development		276,890

Residential REITs – 0.6%

Apartment Income REIT Corp.	11,275	346,142

AvalonBay Communities, Inc.	11,403	1,958,351

BRT Apartments Corp.	1,840	31,777

Centerspace	1,741	104,913

Elme Communities	4,715	64,313

Equity Residential	31,315	1,838,504

Essex Property Trust, Inc.	5,264	1,116,442

Independence Realty Trust, Inc.	18,919	266,190

NexPoint Residential Trust, Inc.	2,350	75,623

UDR, Inc.	26,359	940,225

UMH Properties, Inc.	5,512	77,278

Total Residential REITs		6,819,758

Retail REITs – 1.7%

Acadia Realty Trust	10,940	156,989

Agree Realty Corp.	6,706	370,439

Alexander’s, Inc.	383	69,794

Brixmor Property Group, Inc.	28,498	592,188

CBL & Associates Properties, Inc.	2,482	52,072

Federal Realty Investment Trust	5,887	533,539

Getty Realty Corp.	3,346	92,785

Kimco Realty Corp.	48,985	861,646

Kite Realty Group Trust	16,388	351,031

Macerich Co.	12,318	134,389

NETSTREIT Corp.	6,152	95,848

NNN REIT, Inc.	13,352	471,860

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2023

Investments	Shares	Value

Phillips Edison & Co., Inc.	9,031	$302,900

Realty Income Corp.	55,499	2,771,620

Regency Centers Corp.	14,090	837,510

Retail Opportunity Investments Corp.	16,165	200,123

RPT Realty	4,409	46,559

Saul Centers, Inc.	2,506	88,387

Simon Property Group, Inc.	95,067	10,270,088

SITE Centers Corp.	20,441	252,037

Spirit Realty Capital, Inc.	13,511	453,024

Tanger Factory Outlet Centers, Inc.	9,003	203,468

Urban Edge Properties	12,024	183,486

Whitestone REIT	5,782	55,681

Total Retail REITs		19,447,463

Semiconductors & Semiconductor Equipment – 0.0%

NVE Corp.	3,486	286,340

Specialized REITs – 1.5%

Crown Castle, Inc.	53,108	4,887,529

CubeSmart	17,067	650,765

Digital Realty Trust, Inc.	23,735	2,872,410

EPR Properties	6,255	259,833

Extra Space Storage, Inc.	16,982	2,064,672

Four Corners Property Trust, Inc.	9,380	208,142

Gaming & Leisure Properties, Inc.	19,255	877,065

Iron Mountain, Inc.	23,272	1,383,520

Lamar Advertising Co., Class A	7,550	630,199

National Storage Affiliates Trust	7,019	222,783

Outfront Media, Inc.	14,024	141,642

PotlatchDeltic Corp.	6,214	282,053

Rayonier, Inc.	10,411	296,297

Safehold, Inc.	1,466	26,095

Uniti Group, Inc.	5,125	24,190

VICI Properties, Inc.	82,032	2,387,131

Total Specialized REITs		17,214,326

Specialty Retail – 1.0%

Aaron’s Co., Inc.	21,028	220,163

Advance Auto Parts, Inc.	16,734	935,933

Best Buy Co., Inc.	54,150	3,761,800

Big 5 Sporting Goods Corp.	16,475	115,490

Buckle, Inc.	29,609	988,645

Camping World Holdings, Inc., Class A	33,008	673,693

Foot Locker, Inc.	32,050	556,068

Gap, Inc.	123,465	1,312,433

Guess?, Inc.	37,496	811,413

Haverty Furniture Cos., Inc.	11,348	326,595

PetMed Express, Inc.	15,765	161,591

Upbound Group, Inc.	41,113	1,210,778

Total Specialty Retail		11,074,602

Technology Hardware, Storage & Peripherals – 0.6%

HP, Inc.	199,633	5,130,568

Xerox Holdings Corp.	92,547	1,452,063

Total Technology Hardware, Storage & Peripherals		6,582,631

Textiles, Apparel & Luxury Goods – 0.3%

Carter’s, Inc.	19,618	1,356,585

Kontoor Brands, Inc.	29,899	1,312,865

Movado Group, Inc.	11,134	304,515

Wolverine World Wide, Inc.	58,034	467,754

Total Textiles, Apparel & Luxury Goods		3,441,719

Tobacco – 8.3%

Altria Group, Inc.	1,025,329	43,115,085

Philip Morris International, Inc.	543,373	50,305,472

Universal Corp.	18,228	860,544

Vector Group Ltd.	111,113	1,182,242

Total Tobacco		95,463,343

Trading Companies & Distributors – 0.6%

MSC Industrial Direct Co., Inc., Class A	22,530	2,211,320

Watsco, Inc.(a)	11,417	4,312,429

Total Trading Companies & Distributors		6,523,749

Wireless Telecommunication Services – 0.1%

Telephone & Data Systems, Inc.	78,137	1,430,688
Total United States		1,149,574,027

Puerto Rico – 0.1%

Banks – 0.1%

First Bancorp	100,281	1,349,782
TOTAL COMMON STOCKS (Cost: $1,229,779,554)		1,150,923,809

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)

(Cost: $848,268)	848,268	848,268

TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $1,230,627,822)		1,151,772,077

Other Assets less Liabilities – 0.3%		2,968,537

NET ASSETS – 100.0%		$1,154,740,614
(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,792,295 and the total market value of the collateral held by the Fund was $24,465,634. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $23,617,366.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree U.S. Total Dividend Fund^	$70,042	$4,810,835	$4,896,348	$22,274	$(6,803)	$—	$14,061
^	As of September 30, 2023, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,150,923,809	$—	$—	$1,150,923,809
Investment of Cash Collateral for Securities Loaned	—	848,268	—	848,268
Total Investments in Securities	$1,150,923,809	$848,268	$—	$1,151,772,077

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.5%

General Dynamics Corp.	32,958	$7,282,729

HEICO Corp.	4,563	738,887

L3Harris Technologies, Inc.	21,406	3,727,213

Lockheed Martin Corp.	54,517	22,295,272

Northrop Grumman Corp.	11,150	4,908,118

RTX Corp.	181,074	13,031,896

Total Aerospace & Defense		51,984,115

Air Freight & Logistics – 1.3%

Expeditors International of Washington, Inc.	15,095	1,730,340

FedEx Corp.	38,439	10,183,260

United Parcel Service, Inc., Class B	208,415	32,485,646

Total Air Freight & Logistics		44,399,246

Automobiles – 0.4%

Ford Motor Co.	993,534	12,339,692

General Motors Co.	77,849	2,566,682

Total Automobiles		14,906,374

Banks – 6.1%

Bank of America Corp.	1,166,767	31,946,081

Citigroup, Inc.	491,035	20,196,270

Citizens Financial Group, Inc.	116,169	3,113,329

Fifth Third Bancorp	151,674	3,841,902

Huntington Bancshares, Inc.	344,869	3,586,638

JPMorgan Chase & Co.	506,239	73,414,780

KeyCorp	242,926	2,613,884

M&T Bank Corp.	29,456	3,724,711

PNC Financial Services Group, Inc.	88,522	10,867,846

Regions Financial Corp.	200,712	3,452,246

Truist Financial Corp.	367,103	10,502,817

U.S. Bancorp	550,505	18,199,695

Wells Fargo & Co.	594,834	24,304,917

Total Banks		209,765,116

Beverages – 3.5%

Brown-Forman Corp., Class B	30,584	1,764,391

Coca-Cola Co.	1,019,866	57,092,099

Constellation Brands, Inc., Class A	13,675	3,436,938

Keurig Dr Pepper, Inc.	252,486	7,970,983

PepsiCo, Inc.	293,719	49,767,747

Total Beverages		120,032,158

Biotechnology – 4.1%

AbbVie, Inc.	544,010	81,090,131

Amgen, Inc.	122,881	33,025,497

Gilead Sciences, Inc.	353,501	26,491,365

Total Biotechnology		140,606,993

Broadline Retail – 0.1%

eBay, Inc.	61,658	2,718,501

Building Products – 0.1%

Carrier Global Corp.	60,819	3,357,209

Capital Markets – 3.5%

Ameriprise Financial, Inc.	13,926	4,591,124

Bank of New York Mellon Corp.	153,926	6,564,944

BlackRock, Inc.	23,288	15,055,459

Charles Schwab Corp.	109,093	5,989,206

CME Group, Inc.	45,286	9,067,163

FactSet Research Systems, Inc.	1,740	760,832

Goldman Sachs Group, Inc.	51,656	16,714,332

Intercontinental Exchange, Inc.	45,041	4,955,411

LPL Financial Holdings, Inc.	3,340	793,751

Moody’s Corp.	11,952	3,778,864

Morgan Stanley	330,280	26,973,967

MSCI, Inc.	4,365	2,239,594

Nasdaq, Inc.	49,269	2,393,981

Northern Trust Corp.	38,732	2,691,099

Raymond James Financial, Inc.	16,992	1,706,506

S&P Global, Inc.	17,509	6,397,964

State Street Corp.	69,128	4,628,811

T Rowe Price Group, Inc.	50,260	5,270,766

Total Capital Markets		120,573,774

Chemicals – 1.2%

Air Products & Chemicals, Inc.	25,637	7,265,526

Albemarle Corp.(a)	5,427	922,807

CF Industries Holdings, Inc.	23,709	2,032,810

Corteva, Inc.	43,942	2,248,073

Dow, Inc.	218,966	11,289,887

DuPont de Nemours, Inc.	54,877	4,093,275

Ecolab, Inc.	22,851	3,870,959

FMC Corp.	10,418	697,694

Mosaic Co.	22,472	800,003

PPG Industries, Inc.	25,333	3,288,223

Sherwin-Williams Co.	14,471	3,690,829

Total Chemicals		40,200,086

Commercial Services & Supplies – 0.5%

Cintas Corp.	8,668	4,169,395

Republic Services, Inc.	28,668	4,085,477

Rollins, Inc.	55,118	2,057,555

Waste Management, Inc.	53,497	8,155,082

Total Commercial Services & Supplies		18,467,509

Communications Equipment – 1.8%

Cisco Systems, Inc.	1,076,497	57,872,479

Motorola Solutions, Inc.	12,783	3,480,044

Ubiquiti, Inc.(a)	2,945	427,908

Total Communications Equipment		61,780,431

Construction & Engineering – 0.0%

Quanta Services, Inc.	6,392	1,195,751

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	2,796	1,147,702

Vulcan Materials Co.	7,470	1,509,089

Total Construction Materials		2,656,791

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2023

Investments	Shares	Value

Consumer Finance – 0.6%

American Express Co.	56,871	$8,484,585

Capital One Financial Corp.	53,329	5,175,579

Discover Financial Services	34,796	3,014,378

Synchrony Financial	68,474	2,093,250

Total Consumer Finance		18,767,792

Consumer Staples Distribution & Retail – 2.3%

Costco Wholesale Corp.	27,738	15,670,860

Dollar General Corp.	11,704	1,238,283

Kroger Co.	91,961	4,115,255

Sysco Corp.	96,275	6,358,964

Target Corp.	72,795	8,048,943

Walgreens Boots Alliance, Inc.	220,522	4,904,409

Walmart, Inc.	228,861	36,601,740

Total Consumer Staples Distribution & Retail		76,938,454

Containers & Packaging – 0.0%

Avery Dennison Corp.	7,273	1,328,559

Distributors – 0.1%

Genuine Parts Co.	23,242	3,355,680

Diversified REITs – 0.1%

WP Carey, Inc.	63,016	3,407,905

Diversified Telecommunication Services – 1.0%

AT&T, Inc.	2,388,094	35,869,172

Electric Utilities – 3.3%

American Electric Power Co., Inc.	152,786	11,492,563

Avangrid, Inc.(a)	90,100	2,718,317

Constellation Energy Corp.	15,668	1,709,065

Duke Energy Corp.	176,360	15,565,534

Edison International	93,695	5,929,956

Entergy Corp.	42,802	3,959,185

Eversource Energy	86,933	5,055,154

Exelon Corp.	181,804	6,870,373

FirstEnergy Corp.	184,384	6,302,245

NextEra Energy, Inc.	335,249	19,206,415

PPL Corp.	123,557	2,911,003

Southern Co.	372,573	24,112,925

Xcel Energy, Inc.	129,317	7,399,519

Total Electric Utilities		113,232,254

Electrical Equipment – 0.4%

AMETEK, Inc.	12,168	1,797,944

Emerson Electric Co.	77,255	7,460,515

Rockwell Automation, Inc.	11,247	3,215,180

Total Electrical Equipment		12,473,639

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp., Class A	52,304	4,393,013

CDW Corp.	9,707	1,958,484

Corning, Inc.	154,480	4,707,006

Total Electronic Equipment, Instruments & Components		11,058,503

Energy Equipment & Services – 0.2%

Baker Hughes Co.	159,076	5,618,564

Halliburton Co.	63,229	2,560,775

Total Energy Equipment & Services		8,179,339

Entertainment – 0.1%

Electronic Arts, Inc.	14,376	1,730,870

Financial Services – 1.7%

Apollo Global Management, Inc.	78,840	7,076,678

Fidelity National Information Services, Inc.	88,293	4,879,954

Global Payments, Inc.	17,095	1,972,592

Mastercard, Inc., Class A	44,739	17,712,618

Visa, Inc., Class A	116,611	26,821,696

Total Financial Services		58,463,538

Food Products – 1.7%

Archer-Daniels-Midland Co.	60,716	4,579,201

Campbell Soup Co.	45,450	1,867,086

Conagra Brands, Inc.	91,436	2,507,175

General Mills, Inc.	125,913	8,057,173

Hershey Co.	21,857	4,373,149

Hormel Foods Corp.	70,092	2,665,599

J M Smucker Co.	15,159	1,863,193

Kellogg Co.	90,103	5,362,029

Kraft Heinz Co.	277,949	9,350,204

McCormick & Co., Inc., Non-Voting Shares	28,749	2,174,574

Mondelez International, Inc., Class A	176,098	12,221,201

Tyson Foods, Inc., Class A	49,502	2,499,356

Total Food Products		57,519,940

Gas Utilities – 0.1%

Atmos Energy Corp.	19,599	2,076,122

Ground Transportation – 1.3%

CSX Corp.	228,016	7,011,492

JB Hunt Transport Services, Inc.	7,154	1,348,672

Norfolk Southern Corp.	38,937	7,667,863

Old Dominion Freight Line, Inc.	4,913	2,010,105

Union Pacific Corp.	129,471	26,364,180

Total Ground Transportation		44,402,312

Health Care Equipment & Supplies – 1.2%

Abbott Laboratories	262,896	25,461,477

Becton Dickinson & Co.	23,857	6,167,750

ResMed, Inc.	7,023	1,038,491

Stryker Corp.	25,384	6,936,686

Zimmer Biomet Holdings, Inc.	9,508	1,066,988

Total Health Care Equipment & Supplies		40,671,392

Health Care Providers & Services – 3.0%

Cardinal Health, Inc.	36,009	3,126,301

Cencora, Inc.	15,475	2,785,036

Cigna Group	35,109	10,043,631

CVS Health Corp.	240,590	16,797,994

Elevance Health, Inc.	20,108	8,755,425

HCA Healthcare, Inc.	14,713	3,619,104

Humana, Inc.	6,264	3,047,561

Laboratory Corp. of America Holdings	5,816	1,169,307

McKesson Corp.	6,281	2,731,293

Quest Diagnostics, Inc.	12,759	1,554,812

UnitedHealth Group, Inc.	97,893	49,356,672

Total Health Care Providers & Services		102,987,136

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2023

Investments	Shares	Value

Health Care REITs – 0.3%

Ventas, Inc.	90,143	$3,797,725

Welltower, Inc.	92,723	7,595,868

Total Health Care REITs		11,393,593

Hotels, Restaurants & Leisure – 1.9%

Darden Restaurants, Inc.	35,233	5,046,070

Hilton Worldwide Holdings, Inc.	12,429	1,866,587

Marriott International, Inc., Class A	25,737	5,058,865

McDonald’s Corp.	139,283	36,692,713

Starbucks Corp.	133,111	12,149,041

Yum! Brands, Inc.	42,986	5,370,671

Total Hotels, Restaurants & Leisure		66,183,947

Household Durables – 0.2%

DR Horton, Inc.	23,710	2,548,114

Lennar Corp., Class A	28,361	3,182,955

Total Household Durables		5,731,069

Household Products – 2.1%

Church & Dwight Co., Inc.	19,462	1,783,303

Clorox Co.	22,345	2,928,536

Colgate-Palmolive Co.	174,366	12,399,166

Kimberly-Clark Corp.	65,067	7,863,347

Procter & Gamble Co.	329,054	47,995,816

Total Household Products		72,970,168

Independent Power & Renewable Electricity Producers – 0.0%

AES Corp.	80,458	1,222,962

Industrial Conglomerates – 1.0%

3M Co.	147,214	13,782,175

General Electric Co.	49,373	5,458,185

Honeywell International, Inc.	72,886	13,464,959

Total Industrial Conglomerates		32,705,319

Industrial REITs – 0.5%

Prologis, Inc.	144,675	16,233,982

Insurance – 2.2%

Aflac, Inc.	123,275	9,461,356

Allstate Corp.	39,027	4,347,998

American International Group, Inc.	130,896	7,932,298

Arthur J Gallagher & Co.	14,640	3,336,895

Brown & Brown, Inc.	13,273	926,986

Cincinnati Financial Corp.	21,237	2,172,333

Hartford Financial Services Group, Inc.	59,576	4,224,534

Marsh & McLennan Cos., Inc.	57,937	11,025,411

MetLife, Inc.	127,616	8,028,323

Principal Financial Group, Inc.	58,320	4,203,122

Progressive Corp.	25,146	3,502,838

Prudential Financial, Inc.	95,418	9,054,214

Travelers Cos., Inc.	38,935	6,358,475

W R Berkley Corp.	13,483	856,036

Total Insurance		75,430,819

IT Services – 1.0%

Cognizant Technology Solutions Corp., Class A	52,075	3,527,561

International Business Machines Corp.	228,907	32,115,652

Total IT Services		35,643,213

Life Sciences Tools & Services – 0.6%

Agilent Technologies, Inc.	16,537	1,849,167

Danaher Corp.	32,842	8,148,100

Revvity, Inc.	6,456	714,679

Thermo Fisher Scientific, Inc.	17,709	8,963,765

West Pharmaceutical Services, Inc.	3,503	1,314,361

Total Life Sciences Tools & Services		20,990,072

Machinery – 2.1%

Caterpillar, Inc.	91,124	24,876,852

Cummins, Inc.	21,847	4,991,166

Deere & Co.	18,191	6,864,920

Dover Corp.	14,932	2,083,163

Fortive Corp.	16,600	1,231,056

IDEX Corp.	6,136	1,276,411

Illinois Tool Works, Inc.	60,897	14,025,188

Ingersoll Rand, Inc.	15,289	974,215

Otis Worldwide Corp.	51,230	4,114,281

PACCAR, Inc.	62,009	5,272,005

Parker-Hannifin Corp.	13,596	5,295,914

Westinghouse Air Brake Technologies Corp.	8,497	902,976

Xylem, Inc.	10,452	951,446

Total Machinery		72,859,593

Media – 1.2%

Comcast Corp., Class A	750,686	33,285,417

Fox Corp., Class A	48,247	1,505,306

Omnicom Group, Inc.	42,818	3,189,085

Sirius XM Holdings, Inc.(a)	524,084	2,368,860

Total Media		40,348,668

Metals & Mining – 0.3%

Freeport-McMoRan, Inc.	121,461	4,529,281

Nucor Corp.	30,498	4,768,362

Steel Dynamics, Inc.	17,258	1,850,403

Total Metals & Mining		11,148,046

Multi-Utilities – 1.5%

Ameren Corp.	40,027	2,995,220

CenterPoint Energy, Inc.	125,103	3,359,016

CMS Energy Corp.	49,995	2,655,235

Consolidated Edison, Inc.	97,970	8,379,374

Dominion Energy, Inc.	211,139	9,431,579

DTE Energy Co.	53,703	5,331,634

Public Service Enterprise Group, Inc.	103,457	5,887,738

Sempra	106,372	7,236,487

WEC Energy Group, Inc.	59,355	4,781,045

Total Multi-Utilities		50,057,328

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc.	29,023	2,905,202

Oil, Gas & Consumable Fuels – 11.3%

Cheniere Energy, Inc.	18,690	3,101,792

Chevron Corp.	528,749	89,157,656

ConocoPhillips	181,473	21,740,465

Coterra Energy, Inc.	336,939	9,114,200

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2023

Investments	Shares	Value

Devon Energy Corp.	277,922	$13,256,879

Diamondback Energy, Inc.	62,581	9,692,545

EOG Resources, Inc.	122,913	15,580,452

Exxon Mobil Corp.	1,191,668	140,116,323

Hess Corp.	19,289	2,951,217

Marathon Oil Corp.	68,338	1,828,042

Marathon Petroleum Corp.	74,062	11,208,543

Occidental Petroleum Corp.	61,321	3,978,507

Phillips 66	98,363	11,818,314

Pioneer Natural Resources Co.	98,061	22,509,903

Targa Resources Corp.	22,815	1,955,702

Texas Pacific Land Corp.(a)	388	707,541

Valero Energy Corp.	104,988	14,877,850

Williams Cos., Inc.	343,766	11,581,477

Total Oil, Gas & Consumable Fuels		385,177,408

Personal Care Products – 0.1%

Estee Lauder Cos., Inc., Class A	14,721	2,127,921

Pharmaceuticals – 7.2%

Bristol-Myers Squibb Co.	482,588	28,009,407

Eli Lilly & Co.	85,493	45,920,855

Johnson & Johnson	374,400	58,312,800

Merck & Co., Inc.	572,404	58,928,992

Pfizer, Inc.	1,504,806	49,914,415

Zoetis, Inc.	23,095	4,018,068

Total Pharmaceuticals		245,104,537

Professional Services – 0.9%

Automatic Data Processing, Inc.	66,367	15,966,573

Broadridge Financial Solutions, Inc.	13,634	2,441,168

Equifax, Inc.	6,053	1,108,789

Jacobs Solutions, Inc.	5,597	763,990

Paychex, Inc.	78,654	9,071,166

Verisk Analytics, Inc.	9,055	2,139,153

Total Professional Services		31,490,839

Residential REITs – 0.6%

AvalonBay Communities, Inc.	29,862	5,128,500

Equity Residential	86,205	5,061,096

Invitation Homes, Inc.	97,133	3,078,145

Mid-America Apartment Communities, Inc.	31,840	4,096,216

Sun Communities, Inc.	17,475	2,067,991

Total Residential REITs		19,431,948

Retail REITs – 0.7%

Realty Income Corp.	169,803	8,479,962

Simon Property Group, Inc.	133,128	14,381,818

Total Retail REITs		22,861,780

Semiconductors & Semiconductor Equipment – 5.4%

Analog Devices, Inc.	52,689	9,225,317

Applied Materials, Inc.	48,038	6,650,861

Broadcom, Inc.	70,861	58,855,729

KLA Corp.	10,767	4,938,392

Lam Research Corp.	11,902	7,459,817

Microchip Technology, Inc.	51,770	4,040,648

Micron Technology, Inc.	54,547	3,710,832

Monolithic Power Systems, Inc.	2,683	1,239,546

NVIDIA Corp.	112,610	48,984,224

QUALCOMM, Inc.	154,330	17,139,890

Texas Instruments, Inc.	143,864	22,875,815

Total Semiconductors & Semiconductor Equipment		185,121,071

Software – 5.3%

Intuit, Inc.	12,987	6,635,578

Microsoft Corp.	458,896	144,896,412

Oracle Corp.	246,155	26,072,737

Roper Technologies, Inc.	4,957	2,400,576

Total Software		180,005,303

Specialized REITs – 2.0%

American Tower Corp.	71,820	11,810,799

Crown Castle, Inc.	109,848	10,109,312

Digital Realty Trust, Inc.	72,836	8,814,613

Equinix, Inc.	9,469	6,876,956

Extra Space Storage, Inc.	27,980	3,401,808

Iron Mountain, Inc.	75,527	4,490,080

Public Storage	40,995	10,803,002

SBA Communications Corp.	6,286	1,258,269

VICI Properties, Inc.	265,784	7,734,314

Weyerhaeuser Co.	94,636	2,901,540

Total Specialized REITs		68,200,693

Specialty Retail – 2.1%

Best Buy Co., Inc.	52,066	3,617,025

Home Depot, Inc.	137,283	41,481,431

Lowe’s Cos., Inc.	70,240	14,598,682

Ross Stores, Inc.	21,454	2,423,229

TJX Cos., Inc.	97,470	8,663,134

Tractor Supply Co.(a)	10,215	2,074,156

Total Specialty Retail		72,857,657

Technology Hardware, Storage & Peripherals – 4.5%

Apple, Inc.	847,814	145,154,235

Hewlett Packard Enterprise Co.	227,891	3,958,466

HP, Inc.	204,121	5,245,910

Total Technology Hardware, Storage & Peripherals		154,358,611

Textiles, Apparel & Luxury Goods – 0.2%

NIKE, Inc., Class B	88,888	8,499,471

Tobacco – 2.5%

Altria Group, Inc.	712,315	29,952,846

Philip Morris International, Inc.	601,968	55,730,197

Total Tobacco		85,683,043

Trading Companies & Distributors – 0.3%

Fastenal Co.	118,623	6,481,561

WW Grainger, Inc.	4,969	3,437,753

Total Trading Companies & Distributors		9,919,314

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2023

Investments	Shares	Value

Water Utilities – 0.1%

American Water Works Co., Inc.	18,727	$2,318,964
TOTAL COMMON STOCKS (Cost: $2,818,261,891)		3,414,089,202

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree U.S. Total Dividend Fund(b) (Cost: $61,356)	1,000	60,170

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $2,861,449)	2,861,449	2,861,449

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,821,184,696)		3,417,010,821

Other Assets less Liabilities – 0.1%		3,607,761

NET ASSETS – 100.0%		$3,420,618,582

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,884,167 and the total market value of the collateral held by the Fund was $8,145,538. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,284,089.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree U.S. Total Dividend Fund	$3,180,975	$13,171,222	$16,256,300	$(1,256)	$(34,471)	$60,170	$45,722

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,414,089,202	$—	$—	$3,414,089,202
Exchange-Traded Fund	60,170	—	—	60,170
Investment of Cash Collateral for Securities Loaned	—	2,861,449	—	2,861,449
Total Investments in Securities	$3,414,149,372	$2,861,449	$—	$3,417,010,821

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.0%

Axon Enterprise, Inc.*	577	$114,817

General Dynamics Corp.	4,315	953,486

HEICO Corp.	928	150,271

Howmet Aerospace, Inc.	4,012	185,555

L3Harris Technologies, Inc.	3,421	595,664

Lockheed Martin Corp.	3,845	1,572,451

Northrop Grumman Corp.	2,257	993,509

RTX Corp.	21,597	1,554,336

Textron, Inc.	3,734	291,775

TransDigm Group, Inc.*	506	426,624

Total Aerospace & Defense		6,838,488

Air Freight & Logistics – 0.9%

CH Robinson Worldwide, Inc.	3,336	287,330

Expeditors International of Washington, Inc.	4,427	507,467

FedEx Corp.	9,309	2,466,140

United Parcel Service, Inc., Class B	19,356	3,017,020

Total Air Freight & Logistics		6,277,957

Automobile Components – 0.1%

BorgWarner, Inc.	7,548	304,713

Phinia, Inc.	1,511	40,479

Total Automobile Components		345,192

Automobiles – 1.5%

Ford Motor Co.	148,936	1,849,785

General Motors Co.	78,864	2,600,146

Tesla, Inc.*	22,230	5,562,391

Total Automobiles		10,012,322

Banks – 5.1%

Bank of America Corp.	236,251	6,468,552

Citigroup, Inc.	99,086	4,075,407

Citizens Financial Group, Inc.	13,638	365,498

East West Bancorp, Inc.	5,572	293,700

Fifth Third Bancorp	21,302	539,580

First Citizens BancShares, Inc., Class A	380	524,438

Huntington Bancshares, Inc.	44,419	461,958

JPMorgan Chase & Co.	84,096	12,195,602

KeyCorp	32,465	349,323

M&T Bank Corp.	3,109	393,133

PNC Financial Services Group, Inc.	10,970	1,346,787

Regions Financial Corp.	30,742	528,763

Truist Financial Corp.	42,808	1,224,737

U.S. Bancorp	44,672	1,476,856

Wells Fargo & Co.	107,044	4,373,818

Total Banks		34,618,152

Beverages – 1.2%

Brown-Forman Corp., Class B	4,033	232,664

Coca-Cola Co.	51,396	2,877,148

Constellation Brands, Inc., Class A	2,780	698,697

Keurig Dr Pepper, Inc.	19,082	602,419

Molson Coors Beverage Co., Class B	4,286	272,547

Monster Beverage Corp.*	8,444	447,110

PepsiCo, Inc.	15,940	2,700,873

Total Beverages		7,831,458

Biotechnology – 2.8%

AbbVie, Inc.	45,839	6,832,761

Amgen, Inc.	10,940	2,940,234

Biogen, Inc.*	2,676	687,759

BioMarin Pharmaceutical, Inc.*	1,094	96,797

Gilead Sciences, Inc.	28,502	2,135,940

Incyte Corp.*	3,045	175,910

Moderna, Inc.*	20,252	2,091,829

Neurocrine Biosciences, Inc.*	641	72,113

Regeneron Pharmaceuticals, Inc.*	2,648	2,179,198

Seagen, Inc.*	1,244	263,915

United Therapeutics Corp.*	824	186,117

Vertex Pharmaceuticals, Inc.*	3,783	1,315,500

Total Biotechnology		18,978,073

Broadline Retail – 1.4%

Amazon.com, Inc.*	69,135	8,788,441

eBay, Inc.	17,466	770,076

Total Broadline Retail		9,558,517

Building Products – 0.2%

Carlisle Cos., Inc.	1,200	311,112

Carrier Global Corp.	14,993	827,614

Masco Corp.	5,720	305,734

Total Building Products		1,444,460

Capital Markets – 3.0%

Ameriprise Financial, Inc.	2,638	869,696

Bank of New York Mellon Corp.	16,167	689,523

BlackRock, Inc.	2,474	1,599,416

Cboe Global Markets, Inc.	1,793	280,084

Charles Schwab Corp.	27,284	1,497,892

CME Group, Inc.	4,935	988,086

FactSet Research Systems, Inc.	370	161,786

Franklin Resources, Inc.	21,252	522,374

Goldman Sachs Group, Inc.	11,447	3,703,906

Intercontinental Exchange, Inc.	9,190	1,011,084

LPL Financial Holdings, Inc.	1,014	240,977

MarketAxess Holdings, Inc.	409	87,379

Moody’s Corp.	2,069	654,156

Morgan Stanley	43,106	3,520,467

Morningstar, Inc.	274	64,182

MSCI, Inc.	666	341,711

Nasdaq, Inc.	6,267	304,513

Northern Trust Corp.	5,805	403,331

Raymond James Financial, Inc.	4,221	423,915

S&P Global, Inc.	3,257	1,190,140

State Street Corp.	11,568	774,593

T Rowe Price Group, Inc.	5,026	527,077

Total Capital Markets		19,856,288

Chemicals – 1.4%

Air Products & Chemicals, Inc.	2,350	665,990

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2023

Investments	Shares	Value

Albemarle Corp.	1,982	$337,019

Celanese Corp.	5,997	752,743

CF Industries Holdings, Inc.	9,874	846,597

Corteva, Inc.	9,447	483,309

Dow, Inc.	34,071	1,756,701

DuPont de Nemours, Inc.	7,741	577,401

Eastman Chemical Co.	4,479	343,629

Ecolab, Inc.	2,965	502,271

FMC Corp.	2,268	151,888

Mosaic Co.	19,592	697,475

PPG Industries, Inc.	3,529	458,064

RPM International, Inc.	1,664	157,764

Sherwin-Williams Co.	2,717	692,971

Westlake Corp.	6,892	859,226

Total Chemicals		9,283,048

Commercial Services & Supplies – 0.3%

Cintas Corp.	822	395,390

Copart, Inc.*	10,502	452,531

Republic Services, Inc.	3,426	488,239

Rollins, Inc.	3,616	134,986

Waste Management, Inc.	4,250	647,870

Total Commercial Services & Supplies		2,119,016

Communications Equipment – 0.9%

Arista Networks, Inc.*	3,130	575,701

Cisco Systems, Inc.	88,902	4,779,372

Juniper Networks, Inc.	6,889	191,445

Motorola Solutions, Inc.	2,085	567,620

Ubiquiti, Inc.	557	80,932

Total Communications Equipment		6,195,070

Construction & Engineering – 0.1%

AECOM	1,562	129,708

Quanta Services, Inc.	1,640	306,795

WillScot Mobile Mini Holdings Corp.*	1,808	75,195

Total Construction & Engineering		511,698

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	725	297,598

Vulcan Materials Co.	1,359	274,545

Total Construction Materials		572,143

Consumer Finance – 0.9%

American Express Co.	15,081	2,249,934

Capital One Financial Corp.	22,350	2,169,068

Discover Financial Services	13,161	1,140,138

Synchrony Financial	23,599	721,421

Total Consumer Finance		6,280,561

Consumer Staples Distribution & Retail – 1.8%

Albertsons Cos., Inc., Class A	24,725	562,494

BJ’s Wholesale Club Holdings, Inc.*	2,162	154,302

Costco Wholesale Corp.	3,804	2,149,108

Dollar General Corp.	3,009	318,352

Dollar Tree, Inc.*	3,546	377,471

Kroger Co.	19,800	886,050

Sysco Corp.	6,455	426,353

Target Corp.	6,598	729,541

Walgreens Boots Alliance, Inc.	30,812	685,259

Walmart, Inc.	35,178	5,626,017

Total Consumer Staples Distribution & Retail		11,914,947

Containers & Packaging – 0.2%

Avery Dennison Corp.	1,285	234,731

International Paper Co.	12,740	451,888

Packaging Corp. of America	2,417	371,130

Total Containers & Packaging		1,057,749

Distributors – 0.1%

Genuine Parts Co.	2,208	318,791

LKQ Corp.	6,360	314,884

Pool Corp.	799	284,524

Total Distributors		918,199

Diversified Consumer Services – 0.0%

Service Corp. International	2,411	137,765

Diversified REITs – 0.0%

WP Carey, Inc.	1,621	87,664

Diversified Telecommunication Services – 1.6%

AT&T, Inc.	335,783	5,043,461

Verizon Communications, Inc.	186,404	6,041,353

Total Diversified Telecommunication Services		11,084,814

Electric Utilities – 1.4%

Alliant Energy Corp.	4,133	200,244

American Electric Power Co., Inc.	8,981	675,551

Avangrid, Inc.	7,098	214,147

Constellation Energy Corp.	2,371	258,629

Duke Energy Corp.	12,029	1,061,680

Edison International	8,465	535,750

Entergy Corp.	3,759	347,707

Evergy, Inc.	4,629	234,690

Eversource Energy	4,650	270,397

Exelon Corp.	20,137	760,977

FirstEnergy Corp.	10,761	367,811

NextEra Energy, Inc.	20,006	1,146,144

NRG Energy, Inc.	12,762	491,592

PG&E Corp.*	47,724	769,788

PPL Corp.	11,098	261,469

Southern Co.	18,860	1,220,619

Xcel Energy, Inc.	7,699	440,537

Total Electric Utilities		9,257,732

Electrical Equipment – 0.3%

AMETEK, Inc.	2,828	417,865

Emerson Electric Co.	10,270	991,774

Hubbell, Inc.	614	192,434

Rockwell Automation, Inc.	1,388	396,787

Total Electrical Equipment		1,998,860

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	8,135	683,259

CDW Corp.	2,255	454,969

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2023

Investments	Shares	Value

Corning, Inc.	16,728	$509,702

Jabil, Inc.	4,889	620,365

Keysight Technologies, Inc.*	2,538	335,803

TD SYNNEX Corp.	3,640	363,490

Teledyne Technologies, Inc.*	543	221,859

Trimble, Inc.*	2,791	150,323

Total Electronic Equipment, Instruments & Components		3,339,770

Energy Equipment & Services – 0.1%

Baker Hughes Co.	8,774	309,898

Halliburton Co.	14,197	574,978

Total Energy Equipment & Services		884,876

Entertainment – 0.9%

Activision Blizzard, Inc.	9,963	932,836

Atlanta Braves Holdings, Inc., Class C*	46	1,643

Electronic Arts, Inc.	4,230	509,292

Liberty Media Corp.-Liberty Formula One, Class C*	1,602	99,805

Liberty Media Corp.-Liberty Live, Class C*	68	2,183

Live Nation Entertainment, Inc.*	1,978	164,253

Netflix, Inc.*	7,164	2,705,126

Walt Disney Co.*	20,696	1,677,411

Total Entertainment		6,092,549

Financial Services – 3.6%

Berkshire Hathaway, Inc., Class B*	31,419	11,006,076

Equitable Holdings, Inc.	19,895	564,819

Fidelity National Information Services, Inc.	18,277	1,010,170

Fiserv, Inc.*	11,874	1,341,287

FleetCor Technologies, Inc.*	1,539	392,968

Global Payments, Inc.	8,028	926,351

Jack Henry & Associates, Inc.	718	108,518

Mastercard, Inc., Class A	9,007	3,565,961

Visa, Inc., Class A	23,771	5,467,568

Total Financial Services		24,383,718

Food Products – 1.0%

Archer-Daniels-Midland Co.	14,475	1,091,705

Campbell Soup Co.	5,092	209,179

Conagra Brands, Inc.	9,375	257,063

Darling Ingredients, Inc.*	3,728	194,602

General Mills, Inc.	9,546	610,849

Hershey Co.	2,310	462,185

Hormel Foods Corp.	6,042	229,777

J M Smucker Co.	1,948	239,429

Kellogg Co.	6,140	365,391

Kraft Heinz Co.	26,802	901,619

Lamb Weston Holdings, Inc.	1,390	128,519

McCormick & Co., Inc., Non-Voting Shares	2,293	173,443

Mondelez International, Inc., Class A	19,616	1,361,350

Tyson Foods, Inc., Class A	15,005	757,602

Total Food Products		6,982,713

Gas Utilities – 0.0%

Atmos Energy Corp.	2,119	224,466

Ground Transportation – 0.8%

CSX Corp.	41,239	1,268,099

JB Hunt Transport Services, Inc.	1,712	322,746

Norfolk Southern Corp.	4,163	819,820

Old Dominion Freight Line, Inc.	1,430	585,070

Union Pacific Corp.	10,757	2,190,448

Total Ground Transportation		5,186,183

Health Care Equipment & Supplies – 1.5%

Abbott Laboratories	30,096	2,914,797

Align Technology, Inc.*	1,271	388,062

Becton Dickinson & Co.	4,400	1,137,532

Boston Scientific Corp.*	17,374	917,347

Cooper Cos., Inc.	635	201,936

Dexcom, Inc.*	2,316	216,083

Edwards Lifesciences Corp.*	6,572	455,308

GE HealthCare Technologies, Inc.	3,221	219,157

Hologic, Inc.*	6,462	448,463

IDEXX Laboratories, Inc.*	658	287,724

Insulet Corp.*	529	84,370

Intuitive Surgical, Inc.*	2,086	609,717

ResMed, Inc.	1,326	196,076

Stryker Corp.	4,374	1,195,283

Teleflex, Inc.	798	156,735

Zimmer Biomet Holdings, Inc.	3,786	424,865

Total Health Care Equipment & Supplies		9,853,455

Health Care Providers & Services – 2.9%

Cardinal Health, Inc.	5,613	487,321

Cencora, Inc.	4,393	790,608

Centene Corp.*	12,230	842,402

Cigna Group	6,979	1,996,483

CVS Health Corp.	35,303	2,464,855

Elevance Health, Inc.	4,236	1,844,439

HCA Healthcare, Inc.	6,808	1,674,632

Henry Schein, Inc.*	2,457	182,432

Humana, Inc.	1,767	859,681

Laboratory Corp. of America Holdings	2,561	514,889

McKesson Corp.	2,929	1,273,676

Molina Healthcare, Inc.*	846	277,395

Quest Diagnostics, Inc.	2,968	361,680

UnitedHealth Group, Inc.	11,863	5,981,206

Total Health Care Providers & Services		19,551,699

Health Care REITs – 0.1%

Healthpeak Properties, Inc.	4,511	82,822

Welltower, Inc.	3,185	260,915

Total Health Care REITs		343,737

Health Care Technology – 0.0%

Veeva Systems, Inc., Class A*	1,408	286,458

Hotel & Resort REITs – 0.0%

Host Hotels & Resorts, Inc.	13,822	222,120

Hotels, Restaurants & Leisure – 1.3%

Airbnb, Inc., Class A*	5,348	733,799

Aramark	2,482	86,125

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2023

Investments	Shares	Value

Booking Holdings, Inc.*	578	$1,782,523

Chipotle Mexican Grill, Inc.*	203	371,862

Darden Restaurants, Inc.	2,077	297,468

Domino’s Pizza, Inc.	433	164,016

Expedia Group, Inc.*	3,764	387,956

Hilton Worldwide Holdings, Inc.	2,638	396,175

Marriott International, Inc., Class A	3,879	762,456

McDonald’s Corp.	8,371	2,205,256

Starbucks Corp.	9,837	897,823

Vail Resorts, Inc.	533	118,267

Yum! Brands, Inc.	3,022	377,569

Total Hotels, Restaurants & Leisure		8,581,295

Household Durables – 0.8%

DR Horton, Inc.	18,749	2,014,955

Lennar Corp., Class A	15,250	1,711,508

NVR, Inc.*	104	620,183

PulteGroup, Inc.	12,622	934,659

Total Household Durables		5,281,305

Household Products – 0.9%

Church & Dwight Co., Inc.	3,018	276,539

Clorox Co.	1,138	149,146

Colgate-Palmolive Co.	9,539	678,318

Kimberly-Clark Corp.	4,210	508,779

Procter & Gamble Co.	30,244	4,411,390

Total Household Products		6,024,172

Independent Power & Renewable Electricity Producers – 0.0%

AES Corp.	12,836	195,107

Industrial Conglomerates – 0.6%

3M Co.	14,180	1,327,531

General Electric Co.	9,360	1,034,748

Honeywell International, Inc.	8,439	1,559,021

Total Industrial Conglomerates		3,921,300

Industrial REITs – 0.2%

Prologis, Inc.	11,588	1,300,290

Rexford Industrial Realty, Inc.	1,581	78,022

Total Industrial REITs		1,378,312

Insurance – 2.0%

Aflac, Inc.	17,026	1,306,745

Allstate Corp.	2,516	280,308

American Financial Group, Inc.	2,287	255,389

American International Group, Inc.	20,606	1,248,724

Arthur J Gallagher & Co.	2,130	485,491

Brown & Brown, Inc.	3,181	222,161

Cincinnati Financial Corp.	1,934	197,829

CNA Financial Corp.	7,790	306,536

Erie Indemnity Co., Class A	329	96,657

Fidelity National Financial, Inc.	15,148	625,612

Globe Life, Inc.	1,758	191,147

Hartford Financial Services Group, Inc.	10,383	736,259

Loews Corp.	5,269	333,580

Markel Group, Inc.*	314	462,362

Marsh & McLennan Cos., Inc.	6,078	1,156,643

MetLife, Inc.	26,981	1,697,375

Principal Financial Group, Inc.	6,696	482,581

Progressive Corp.	5,325	741,772

Prudential Financial, Inc.	11,484	1,089,717

Travelers Cos., Inc.	6,022	983,453

W R Berkley Corp.	4,230	268,563

Total Insurance		13,168,904

Interactive Media & Services – 11.1%

Alphabet, Inc., Class A*	299,514	39,194,402

Match Group, Inc.*	1,471	57,627

Meta Platforms, Inc., Class A*	117,424	35,251,859

Pinterest, Inc., Class A*	7,871	212,753

Snap, Inc., Class A*	1,933	17,223

ZoomInfo Technologies, Inc.*	4,530	74,292

Total Interactive Media & Services		74,808,156

IT Services – 0.7%

Akamai Technologies, Inc.*	3,041	323,988

Cognizant Technology Solutions Corp., Class A	12,962	878,046

EPAM Systems, Inc.*	530	135,516

Gartner, Inc.*	908	311,998

GoDaddy, Inc., Class A*	1,677	124,903

International Business Machines Corp.	17,345	2,433,503

MongoDB, Inc.*	503	173,968

VeriSign, Inc.*	1,017	205,973

Total IT Services		4,587,895

Life Sciences Tools & Services – 1.1%

Agilent Technologies, Inc.	3,219	359,949

Avantor, Inc.*	12,852	270,920

Bruker Corp.	1,794	111,766

Charles River Laboratories International, Inc.*	882	172,854

Danaher Corp.	9,367	2,323,953

Fortrea Holdings, Inc.*	2,561	73,219

IQVIA Holdings, Inc.*	2,878	566,247

Mettler-Toledo International, Inc.*	193	213,858

Repligen Corp.*	342	54,381

Revvity, Inc.	2,540	281,178

Thermo Fisher Scientific, Inc.	5,259	2,661,948

Waters Corp.*	601	164,800

West Pharmaceutical Services, Inc.	934	350,446

Total Life Sciences Tools & Services		7,605,519

Machinery – 1.7%

AGCO Corp.	1,906	225,442

Caterpillar, Inc.	9,206	2,513,238

Cummins, Inc.	3,001	685,608

Deere & Co.	5,170	1,951,055

Dover Corp.	2,891	403,323

Fortive Corp.	5,491	407,213

Graco, Inc.	2,000	145,760

IDEX Corp.	736	153,103

Illinois Tool Works, Inc.	3,554	818,522

Ingersoll Rand, Inc.	6,021	383,658

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2023

Investments	Shares	Value

Nordson Corp.	706	$157,558

Otis Worldwide Corp.	5,376	431,746

PACCAR, Inc.	11,581	984,617

Parker-Hannifin Corp.	2,750	1,071,180

Snap-on, Inc.	1,023	260,926

Toro Co.	1,059	88,003

Westinghouse Air Brake Technologies Corp.	3,049	324,017

Xylem, Inc.	1,609	146,467

Total Machinery		11,151,436

Media – 1.7%

Charter Communications, Inc., Class A*	4,357	1,916,296

Comcast Corp., Class A	145,628	6,457,145

Fox Corp., Class A	16,505	514,956

Interpublic Group of Cos., Inc.	9,112	261,150

Liberty Broadband Corp., Class C*	6,153	561,892

News Corp., Class A	11,692	234,541

Omnicom Group, Inc.	5,639	419,993

Paramount Global, Class B	20,784	268,114

Sirius XM Holdings, Inc.(a)	55,154	249,296

Trade Desk, Inc., Class A*	3,665	286,420

Total Media		11,169,803

Metals & Mining – 0.9%

Freeport-McMoRan, Inc.	33,581	1,252,236

Nucor Corp.	13,889	2,171,545

Reliance Steel & Aluminum Co.	2,776	727,951

Southern Copper Corp.	13,384	1,007,681

Steel Dynamics, Inc.	9,351	1,002,614

Total Metals & Mining		6,162,027

Multi-Utilities – 0.6%

Ameren Corp.	3,502	262,055

CenterPoint Energy, Inc.	10,197	273,789

CMS Energy Corp.	4,174	221,681

Consolidated Edison, Inc.	5,672	485,126

Dominion Energy, Inc.	17,564	784,584

DTE Energy Co.	2,940	291,883

NiSource, Inc.	6,511	160,692

Public Service Enterprise Group, Inc.	8,069	459,207

Sempra	11,430	777,583

WEC Energy Group, Inc.	4,433	357,078

Total Multi-Utilities		4,073,678

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc.	1,149	115,015

Boston Properties, Inc.	3,956	235,303

Total Office REITs		350,318

Oil, Gas & Consumable Fuels – 9.3%

Antero Resources Corp.*	15,325	388,949

APA Corp.	16,784	689,823

Chesapeake Energy Corp.(a)	6,620	570,843

Chevron Corp.	59,776	10,079,429

ConocoPhillips	43,879	5,256,704

Coterra Energy, Inc.	42,757	1,156,577

Devon Energy Corp.	24,897	1,187,587

Diamondback Energy, Inc.	8,722	1,350,863

EOG Resources, Inc.	18,649	2,363,947

EQT Corp.	10,126	410,913

Exxon Mobil Corp.	157,892	18,564,941

Hess Corp.	4,223	646,119

HF Sinclair Corp.	12,456	709,120

Kinder Morgan, Inc.	43,673	724,098

Marathon Oil Corp.	32,901	880,102

Marathon Petroleum Corp.	27,247	4,123,561

New Fortress Energy, Inc.(a)	2,171	71,166

Occidental Petroleum Corp.	43,548	2,825,394

ONEOK, Inc.	8,144	516,574

Ovintiv, Inc.	11,332	539,063

Phillips 66	24,801	2,979,840

Pioneer Natural Resources Co.	10,127	2,324,653

Targa Resources Corp.	1,671	143,238

Valero Energy Corp.	22,893	3,244,167

Williams Cos., Inc.	18,680	629,329

Total Oil, Gas & Consumable Fuels		62,377,000

Passenger Airlines – 0.1%

Delta Air Lines, Inc.	10,907	403,559

Southwest Airlines Co.	8,520	230,636

Total Passenger Airlines		634,195

Personal Care Products – 0.1%

Estee Lauder Cos., Inc., Class A	3,128	452,152

Pharmaceuticals – 4.2%

Bristol-Myers Squibb Co.	64,759	3,758,612

Eli Lilly & Co.	6,398	3,436,557

Johnson & Johnson	46,541	7,248,761

Merck & Co., Inc.	54,764	5,637,954

Pfizer, Inc.	231,346	7,673,747

Zoetis, Inc.	4,605	801,178

Total Pharmaceuticals		28,556,809

Professional Services – 0.5%

Automatic Data Processing, Inc.	3,715	893,755

Booz Allen Hamilton Holding Corp.	1,664	181,825

Broadridge Financial Solutions, Inc.	1,675	299,909

Ceridian HCM Holding, Inc.*	987	66,968

Equifax, Inc.	1,549	283,746

Jacobs Solutions, Inc.	2,306	314,769

Leidos Holdings, Inc.	2,654	244,592

Paychex, Inc.	3,769	434,679

Paycom Software, Inc.	485	125,746

Paylocity Holding Corp.*	478	86,852

SS&C Technologies Holdings, Inc.	7,274	382,176

Verisk Analytics, Inc.	1,703	402,317

Total Professional Services		3,717,334

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	8,549	631,429

CoStar Group, Inc.*	2,702	207,757

Total Real Estate Management & Development		839,186

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2023

Investments	Shares	Value

Residential REITs – 0.3%

American Homes 4 Rent, Class A	2,752	$92,715

AvalonBay Communities, Inc.	2,368	406,680

Camden Property Trust	1,819	172,041

Equity LifeStyle Properties, Inc.	1,822	116,080

Equity Residential	6,230	365,763

Essex Property Trust, Inc.	722	153,129

Invitation Homes, Inc.	5,055	160,193

Mid-America Apartment Communities, Inc.	1,287	165,572

Sun Communities, Inc.	1,061	125,559

UDR, Inc.	3,194	113,930

Total Residential REITs		1,871,662

Retail REITs – 0.1%

Kimco Realty Corp.	4,095	72,031

Realty Income Corp.	4,237	211,596

Regency Centers Corp.	1,853	110,142

Simon Property Group, Inc.	5,260	568,238

Total Retail REITs		962,007

Semiconductors & Semiconductor Equipment – 5.6%

Analog Devices, Inc.	9,610	1,682,615

Applied Materials, Inc.	20,174	2,793,090

Broadcom, Inc.	8,884	7,378,873

Enphase Energy, Inc.*	871	104,651

First Solar, Inc.*	609	98,408

KLA Corp.	2,897	1,328,738

Lam Research Corp.	3,379	2,117,856

Lattice Semiconductor Corp.*	1,519	130,528

Microchip Technology, Inc.	13,087	1,021,440

Micron Technology, Inc.	54,331	3,696,138

Monolithic Power Systems, Inc.	415	191,730

NVIDIA Corp.	17,969	7,816,335

ON Semiconductor Corp.*	10,159	944,279

Qorvo, Inc.*	1,573	150,174

QUALCOMM, Inc.	41,780	4,640,087

Skyworks Solutions, Inc.	6,308	621,906

Teradyne, Inc.	2,718	273,050

Texas Instruments, Inc.	15,902	2,528,577

Total Semiconductors & Semiconductor Equipment		37,518,475

Software – 8.1%

Adobe, Inc.*	5,942	3,029,826

ANSYS, Inc.*	885	263,332

Atlassian Corp., Class A*	1,300	261,963

Autodesk, Inc.*	1,541	318,848

Bentley Systems, Inc., Class B	1,986	99,618

BILL Holdings, Inc.*	811	88,050

Cadence Design Systems, Inc.*	2,324	544,513

Crowdstrike Holdings, Inc., Class A*	1,501	251,237

Datadog, Inc., Class A*	2,197	200,125

Dynatrace, Inc.*	2,128	99,441

Fair Isaac Corp.*	251	218,001

Fortinet, Inc.*	5,226	306,662

Gen Digital, Inc.	14,473	255,883

HubSpot, Inc.*	395	194,537

Intuit, Inc.	2,749	1,404,574

Microsoft Corp.	104,882	33,116,491

Oracle Corp.	52,806	5,593,212

Palo Alto Networks, Inc.*	2,018	473,100

PTC, Inc.*	1,532	217,054

Roper Technologies, Inc.	1,123	543,846

Salesforce, Inc.*	14,946	3,030,750

ServiceNow, Inc.*	1,430	799,313

Splunk, Inc.*	1,327	194,074

Synopsys, Inc.*	1,319	605,381

Tyler Technologies, Inc.*	398	153,684

VMware, Inc., Class A*	7,196	1,197,990

Workday, Inc., Class A*	1,489	319,912

Zoom Video Communications, Inc., Class A*	5,141	359,562

Total Software		54,140,979

Specialized REITs – 0.7%

American Tower Corp.	4,265	701,379

Crown Castle, Inc.	3,792	348,978

Digital Realty Trust, Inc.	3,912	473,430

Equinix, Inc.	584	424,136

Extra Space Storage, Inc.	1,914	232,704

Gaming & Leisure Properties, Inc.	3,279	149,358

Iron Mountain, Inc.	2,858	169,908

Public Storage	4,659	1,227,740

SBA Communications Corp.	741	148,326

VICI Properties, Inc.	8,699	253,141

Weyerhaeuser Co.	24,962	765,335

Total Specialized REITs		4,894,435

Specialty Retail – 1.8%

AutoZone, Inc.*	311	789,937

Bath & Body Works, Inc.	6,052	204,558

Best Buy Co., Inc.	5,904	410,151

Burlington Stores, Inc.*	617	83,480

Home Depot, Inc.	16,592	5,013,439

Lowe’s Cos., Inc.	13,128	2,728,523

O’Reilly Automotive, Inc.*	827	751,627

Ross Stores, Inc.	3,986	450,219

TJX Cos., Inc.	14,390	1,278,983

Tractor Supply Co.	1,468	298,077

Ulta Beauty, Inc.*	767	306,378

Total Specialty Retail		12,315,372

Technology Hardware, Storage & Peripherals – 5.9%

Apple, Inc.	216,033	36,987,010

Hewlett Packard Enterprise Co.	55,021	955,715

HP, Inc.	43,539	1,118,952

NetApp, Inc.	5,863	444,884

Total Technology Hardware, Storage & Peripherals		39,506,561

Textiles, Apparel & Luxury Goods – 0.3%

Deckers Outdoor Corp.*	389	199,981

NIKE, Inc., Class B	15,764	1,507,354

Total Textiles, Apparel & Luxury Goods		1,707,335

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2023

Investments	Shares	Value

Tobacco – 0.7%

Altria Group, Inc.	56,531	$2,377,129

Philip Morris International, Inc.	26,428	2,446,704

Total Tobacco		4,823,833

Trading Companies & Distributors – 0.3%

Fastenal Co.	7,033	384,283

United Rentals, Inc.	1,994	886,473

Watsco, Inc.(a)	604	228,143

WW Grainger, Inc.	730	505,043

Total Trading Companies & Distributors		2,003,942

Water Utilities – 0.1%

American Water Works Co., Inc.	2,025	250,756

Essential Utilities, Inc.	2,543	87,300

Total Water Utilities		338,056

Wireless Telecommunication Services – 0.2%

T-Mobile U.S., Inc.*	7,770	1,088,189
TOTAL COMMON STOCKS (Cost: $604,098,340)		670,738,666

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. High Dividend Fund(b) (Cost: $481,422)	6,376	497,711

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $771)	771	771

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $604,580,533)		671,237,148

Other Assets less Liabilities – 0.1%		723,874

NET ASSETS – 100.0%		$671,961,022
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $891,210 and the total market value of the collateral held by the Fund was $927,815. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $927,044.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree U.S. High Dividend Fund	$151,624	$1,929,022	$1,520,103	$(53,875)	$(8,957)	$497,711	$18,096

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$670,738,666	$—	$—	$670,738,666
Exchange-Traded Fund	497,711	—	—	497,711
Investment of Cash Collateral for Securities Loaned	—	771	—	771
Total Investments in Securities	$671,236,377	$771	$—	$671,237,148

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.4%

Aerospace & Defense – 1.5%

BWX Technologies, Inc.	112,468	$8,432,851

Curtiss-Wright Corp.	17,987	3,518,797

Hexcel Corp.	47,919	3,121,444

Howmet Aerospace, Inc.	202,532	9,367,105

Huntington Ingalls Industries, Inc.	44,961	9,198,121

Textron, Inc.	108,100	8,446,934

Woodward, Inc.	36,781	4,570,407

Total Aerospace & Defense		46,655,659

Air Freight & Logistics – 0.6%

CH Robinson Worldwide, Inc.	225,326	19,407,328

Automobile Components – 0.8%

BorgWarner, Inc.	209,240	8,447,019

Gentex Corp.	235,711	7,670,036

Lear Corp.	73,450	9,856,990

Total Automobile Components		25,974,045

Automobiles – 0.4%

Harley-Davidson, Inc.	118,922	3,931,561

Thor Industries, Inc.	95,365	9,072,073

Total Automobiles		13,003,634

Banks – 7.8%

Ameris Bancorp	85,199	3,270,790

Associated Banc-Corp.	318,029	5,441,476

Bank OZK	287,052	10,641,018

BOK Financial Corp.	79,441	6,353,691

Cadence Bank	324,467	6,885,190

Comerica, Inc.	270,742	11,249,330

Commerce Bancshares, Inc.	147,847	7,093,699

Cullen/Frost Bankers, Inc.	123,542	11,268,266

CVB Financial Corp.	333,011	5,517,992

East West Bancorp, Inc.	268,351	14,144,781

First Citizens BancShares, Inc., Class A	6,930	9,564,093

First Financial Bankshares, Inc.	226,825	5,697,844

First Interstate BancSystem, Inc., Class A	250,710	6,252,707

FNB Corp.	1,013,925	10,940,251

Glacier Bancorp, Inc.	145,346	4,142,361

Hancock Whitney Corp.	152,171	5,628,805

Home BancShares, Inc.	315,486	6,606,277

Independent Bank Corp.	65,791	3,229,680

New York Community Bancorp, Inc.	1,601,522	18,161,259

Old National Bancorp	500,686	7,279,974

Pinnacle Financial Partners, Inc.	57,247	3,837,839

Prosperity Bancshares, Inc.	148,634	8,112,444

ServisFirst Bancshares, Inc.	66,196	3,453,445

SouthState Corp.	105,464	7,104,055

Synovus Financial Corp.	272,805	7,583,979

UMB Financial Corp.	80,911	5,020,528

United Bankshares, Inc.	252,876	6,976,849

United Community Banks, Inc.	161,254	4,097,464

Valley National Bancorp	1,013,945	8,679,369

Webster Financial Corp.	290,010	11,690,303

Western Alliance Bancorp	138,743	6,378,016

Wintrust Financial Corp.	60,781	4,588,966

Zions Bancorp NA	265,027	9,246,792

Total Banks		246,139,533

Beverages – 0.7%

Coca-Cola Consolidated, Inc.	4,492	2,858,349

Molson Coors Beverage Co., Class B	285,762	18,171,606

Total Beverages		21,029,955

Broadline Retail – 0.5%

Dillard’s, Inc., Class A	6,955	2,300,784

Kohl’s Corp.(a)	397,471	8,330,992

Macy’s, Inc.	407,084	4,726,245

Total Broadline Retail		15,358,021

Building Products – 2.9%

A O Smith Corp.	141,217	9,338,680

AAON, Inc.	47,759	2,716,054

Advanced Drainage Systems, Inc.	45,418	5,169,931

Carlisle Cos., Inc.	48,342	12,533,147

Fortune Brands Innovations, Inc.	131,874	8,197,288

Lennox International, Inc.	32,442	12,147,583

Masco Corp.	266,183	14,227,481

Owens Corning	83,487	11,388,462

Simpson Manufacturing Co., Inc.	37,300	5,587,913

UFP Industries, Inc.	68,960	7,061,504

Zurn Elkay Water Solutions Corp.	153,673	4,305,917

Total Building Products		92,673,960

Capital Markets – 5.7%

Affiliated Managers Group, Inc.	19,423	2,531,594

Ares Management Corp., Class A	293,399	30,181,955

Blue Owl Capital, Inc.(a)	1,042,632	13,512,511

Carlyle Group, Inc.(a)	767,137	23,136,852

Cboe Global Markets, Inc.	127,598	19,932,084

Evercore, Inc., Class A	59,613	8,219,440

Franklin Resources, Inc.	1,050,533	25,822,101

Houlihan Lokey, Inc.	89,775	9,616,698

Interactive Brokers Group, Inc., Class A	53,374	4,620,053

Jefferies Financial Group, Inc.	396,953	14,540,388

MarketAxess Holdings, Inc.	21,933	4,685,766

Morningstar, Inc.	21,561	5,050,449

SEI Investments Co.	102,784	6,190,680

Stifel Financial Corp.	118,799	7,299,011

Tradeweb Markets, Inc., Class A	53,928	4,325,026

Total Capital Markets		179,664,608

Chemicals – 3.3%

Ashland, Inc.	42,227	3,449,101

Balchem Corp.	19,631	2,435,029

Cabot Corp.	71,511	4,953,567

Celanese Corp.(a)	143,496	18,011,618

Chemours Co.	272,968	7,656,753

Eastman Chemical Co.	214,175	16,431,506

Element Solutions, Inc.	256,887	5,037,554

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2023

Investments	Shares	Value

H B Fuller Co.	53,093	$3,642,711

Huntsman Corp.	453,508	11,065,595

Olin Corp.	164,049	8,199,169

RPM International, Inc.	111,698	10,590,087

Westlake Corp.	91,788	11,443,210

Total Chemicals		102,915,900

Commercial Services & Supplies – 0.3%

MSA Safety, Inc.	34,431	5,428,047

Tetra Tech, Inc.	31,170	4,738,775

Total Commercial Services & Supplies		10,166,822

Communications Equipment – 0.4%

Juniper Networks, Inc.	433,365	12,043,213

Construction & Engineering – 0.9%

AECOM	100,291	8,328,165

Comfort Systems USA, Inc.	22,964	3,913,295

EMCOR Group, Inc.	24,986	5,256,804

MDU Resources Group, Inc.	317,177	6,210,326

Valmont Industries, Inc.	13,753	3,303,608

Total Construction & Engineering		27,012,198

Construction Materials – 0.2%

Eagle Materials, Inc.	29,306	4,880,035

Consumer Finance – 1.4%

Ally Financial, Inc.	722,351	19,272,325

FirstCash Holdings, Inc.	45,338	4,551,029

OneMain Holdings, Inc.	392,668	15,742,060

SLM Corp.	391,407	5,330,963

Total Consumer Finance		44,896,377

Consumer Staples Distribution & Retail – 0.7%

Albertsons Cos., Inc., Class A	638,243	14,520,028

Casey’s General Stores, Inc.	23,361	6,342,979

Total Consumer Staples Distribution & Retail		20,863,007

Containers & Packaging – 4.1%

AptarGroup, Inc.	56,890	7,113,526

Berry Global Group, Inc.	119,271	7,384,068

Graphic Packaging Holding Co.	443,529	9,881,826

International Paper Co.	880,890	31,245,168

Packaging Corp. of America	250,624	38,483,315

Sealed Air Corp.	126,072	4,142,726

Silgan Holdings, Inc.	116,899	5,039,516

Sonoco Products Co.	242,724	13,192,049

Westrock Co.	394,126	14,109,711

Total Containers & Packaging		130,591,905

Distributors – 0.8%

LKQ Corp.	282,065	13,965,038

Pool Corp.	27,704	9,865,395

Total Distributors		23,830,433

Diversified Consumer Services – 0.8%

ADT, Inc.	726,417	4,358,502

H&R Block, Inc.	320,588	13,804,519

Service Corp. International	131,667	7,523,453

Total Diversified Consumer Services		25,686,474

Electric Utilities – 4.2%

ALLETE, Inc.	126,478	6,678,038

Alliant Energy Corp.	396,240	19,197,828

Evergy, Inc.	475,741	24,120,069

Hawaiian Electric Industries, Inc.	203,354	2,503,288

IDACORP, Inc.	81,590	7,640,903

NRG Energy, Inc.	402,282	15,495,903

OGE Energy Corp.	624,686	20,820,784

Pinnacle West Capital Corp.	252,598	18,611,421

PNM Resources, Inc.	144,046	6,425,892

Portland General Electric Co.	292,654	11,846,634

Total Electric Utilities		133,340,760

Electrical Equipment – 1.3%

Acuity Brands, Inc.	17,347	2,954,368

Hubbell, Inc.	74,176	23,247,500

Regal Rexnord Corp.	46,780	6,683,926

Vertiv Holdings Co.	184,783	6,873,928

Total Electrical Equipment		39,759,722

Electronic Equipment, Instruments & Components – 1.6%

Avnet, Inc.	198,492	9,565,329

Cognex Corp.	87,641	3,719,484

Crane NXT Co.	60,158	3,342,980

Jabil, Inc.	69,257	8,788,021

Littelfuse, Inc.	23,056	5,702,210

National Instruments Corp.	203,523	12,134,041

TD SYNNEX Corp.	68,031	6,793,576

Total Electronic Equipment, Instruments & Components		50,045,641

Energy Equipment & Services – 0.6%

ChampionX Corp.	139,485	4,968,456

Helmerich & Payne, Inc.	131,994	5,564,867

NOV, Inc.	244,168	5,103,111

Patterson-UTI Energy, Inc.	276,173	3,822,234

Total Energy Equipment & Services		19,458,668

Entertainment – 0.2%

Warner Music Group Corp., Class A	160,844	5,050,502

Financial Services – 1.9%

Enact Holdings, Inc.	312,097	8,498,401

Equitable Holdings, Inc.	490,131	13,914,819

Jack Henry & Associates, Inc.	60,109	9,084,874

MGIC Investment Corp.	747,657	12,478,395

TFS Financial Corp.	864,959	10,223,816

Voya Financial, Inc.	78,398	5,209,547

Total Financial Services		59,409,852

Food Products – 1.1%

Flowers Foods, Inc.	462,166	10,250,842

Ingredion, Inc.	100,936	9,932,102

Lamb Weston Holdings, Inc.	90,215	8,341,279

Lancaster Colony Corp.	28,507	4,704,510

Seaboard Corp.	588	2,206,764

Total Food Products		35,435,497

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2023

Investments	Shares	Value

Gas Utilities – 1.8%

National Fuel Gas Co.	215,175	$11,169,734

New Jersey Resources Corp.	244,123	9,918,718

ONE Gas, Inc.	146,917	10,031,493

Southwest Gas Holdings, Inc.	131,400	7,937,874

Spire, Inc.	128,673	7,280,318

UGI Corp.	401,077	9,224,771

Total Gas Utilities		55,562,908

Ground Transportation – 0.7%

Knight-Swift Transportation Holdings, Inc.	88,994	4,463,049

Landstar System, Inc.	25,597	4,529,133

Ryder System, Inc.	115,395	12,341,496

Total Ground Transportation		21,333,678

Health Care Equipment & Supplies – 0.6%

Cooper Cos., Inc.	24,294	7,725,735

Dentsply Sirona, Inc.	207,515	7,088,712

Teleflex, Inc.	23,493	4,614,260

Total Health Care Equipment & Supplies		19,428,707

Health Care Providers & Services – 0.7%

Chemed Corp.	7,348	3,818,756

Encompass Health Corp.	73,189	4,915,373

Ensign Group, Inc.	28,322	2,631,963

Premier, Inc., Class A	248,293	5,338,300

Universal Health Services, Inc., Class B	34,080	4,284,878

Total Health Care Providers & Services		20,989,270

Health Care REITs – 1.2%

Healthpeak Properties, Inc.	752,627	13,818,232

Omega Healthcare Investors, Inc.	751,579	24,922,359

Total Health Care REITs		38,740,591

Hotel & Resort REITs – 0.4%

Apple Hospitality REIT, Inc.	287,828	4,415,282

Host Hotels & Resorts, Inc.	382,536	6,147,353

Ryman Hospitality Properties, Inc.	28,272	2,354,492

Total Hotel & Resort REITs		12,917,127

Hotels, Restaurants & Leisure – 2.5%

Aramark	159,512	5,535,067

Boyd Gaming Corp.	96,775	5,886,823

Choice Hotels International, Inc.	41,383	5,069,831

Churchill Downs, Inc.	38,113	4,422,633

Domino’s Pizza, Inc.	32,151	12,178,477

Marriott Vacations Worldwide Corp.	39,837	4,008,797

Texas Roadhouse, Inc.	102,911	9,889,747

Vail Resorts, Inc.(a)	62,926	13,962,650

Wendy’s Co.	273,293	5,577,910

Wingstop, Inc.	16,818	3,024,549

Wyndham Hotels & Resorts, Inc.	130,038	9,042,843

Total Hotels, Restaurants & Leisure		78,599,327

Household Durables – 1.2%

Leggett & Platt, Inc.	351,418	8,929,532

PulteGroup, Inc.	176,020	13,034,281

Tempur Sealy International, Inc.	143,330	6,211,922

Toll Brothers, Inc.	121,066	8,954,041

Total Household Durables		37,129,776

Household Products – 0.3%

Reynolds Consumer Products, Inc.	328,944	8,430,835

Independent Power & Renewable Electricity Producers – 1.3%

Clearway Energy, Inc., Class C	371,229	7,855,206

Ormat Technologies, Inc.	30,086	2,103,613

Vistra Corp.	980,257	32,524,927

Total Independent Power & Renewable Electricity Producers		42,483,746

Industrial REITs – 0.7%

Americold Realty Trust, Inc.	139,047	4,228,419

EastGroup Properties, Inc.	30,459	5,072,337

First Industrial Realty Trust, Inc.	69,868	3,325,018

Rexford Industrial Realty, Inc.	101,465	5,007,298

STAG Industrial, Inc.	90,576	3,125,778

Terreno Realty Corp.	38,468	2,184,983

Total Industrial REITs		22,943,833

Insurance – 6.5%

American Financial Group, Inc.	83,805	9,358,504

Assurant, Inc.	63,726	9,149,779

CNA Financial Corp.	520,607	20,485,885

Erie Indemnity Co., Class A	39,012	11,461,336

Fidelity National Financial, Inc.	651,399	26,902,779

First American Financial Corp.	218,986	12,370,519

Globe Life, Inc.	58,508	6,361,575

Hanover Insurance Group, Inc.	62,873	6,977,646

Kemper Corp.	91,641	3,851,671

Kinsale Capital Group, Inc.	12,341	5,110,778

Loews Corp.	122,970	7,785,231

Old Republic International Corp.	883,949	23,813,586

Primerica, Inc.	50,429	9,783,730

Reinsurance Group of America, Inc.	117,985	17,130,242

RLI Corp.	35,447	4,816,893

Selective Insurance Group, Inc.	68,851	7,103,358

Unum Group	479,310	23,577,259

Total Insurance		206,040,771

Leisure Products – 1.1%

Brunswick Corp.	87,885	6,942,915

Hasbro, Inc.	307,379	20,330,047

Polaris, Inc.	74,581	7,766,865

Total Leisure Products		35,039,827

Life Sciences Tools & Services – 0.1%

Bruker Corp.	73,738	4,593,877

Machinery – 4.5%

AGCO Corp.	37,821	4,473,468

Allison Transmission Holdings, Inc.	154,087	9,100,378

Donaldson Co., Inc.	156,457	9,331,096

Flowserve Corp.	200,121	7,958,812

Franklin Electric Co., Inc.	47,044	4,197,736

Graco, Inc.	165,491	12,060,984

ITT, Inc.	89,776	8,789,968

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2023

Investments	Shares	Value

Lincoln Electric Holdings, Inc.	79,818	$14,510,114

Mueller Industries, Inc.	81,076	6,093,672

Nordson Corp.	50,000	11,158,500

Oshkosh Corp.	66,565	6,352,298

Snap-on, Inc.	107,021	27,296,776

Timken Co.	108,386	7,965,287

Toro Co.	91,588	7,610,963

Watts Water Technologies, Inc., Class A	23,134	3,998,018

Total Machinery		140,898,070

Media – 2.2%

Cable One, Inc.	5,606	3,451,278

Interpublic Group of Cos., Inc.	678,859	19,456,099

New York Times Co., Class A	118,866	4,897,279

News Corp., Class A	360,659	7,234,819

Nexstar Media Group, Inc.	59,951	8,595,175

Paramount Global, Class B	1,563,893	20,174,220

TEGNA, Inc.	364,793	5,315,034

Total Media		69,123,904

Metals & Mining – 1.3%

Alcoa Corp.	100,532	2,921,460

Commercial Metals Co.	134,761	6,658,541

Reliance Steel & Aluminum Co.	76,014	19,933,151

Royal Gold, Inc.	74,847	7,958,482

U.S. Steel Corp.	134,980	4,384,150

Total Metals & Mining		41,855,784

Multi-Utilities – 0.8%

Black Hills Corp.	130,070	6,580,241

NiSource, Inc.	704,424	17,385,185

Total Multi-Utilities		23,965,426

Office REITs – 0.1%

Cousins Properties, Inc.	76,637	1,561,096

Kilroy Realty Corp.	62,591	1,978,501

Total Office REITs		3,539,597

Oil, Gas & Consumable Fuels – 8.0%

Antero Midstream Corp.	1,551,520	18,587,210

APA Corp.	360,018	14,796,740

Chesapeake Energy Corp.(a)	454,504	39,191,880

Chord Energy Corp.	142,003	23,014,426

Civitas Resources, Inc.(a)	287,311	23,234,840

Comstock Resources, Inc.(a)	641,808	7,079,142

CVR Energy, Inc.	349,272	11,885,726

DT Midstream, Inc.	222,192	11,758,401

EQT Corp.	313,581	12,725,117

Equitrans Midstream Corp.	1,413,575	13,245,198

HF Sinclair Corp.	312,310	17,779,808

Magnolia Oil & Gas Corp., Class A	270,809	6,204,234

Matador Resources Co.	75,412	4,485,506

Murphy Oil Corp.	276,536	12,540,908

Ovintiv, Inc.	254,436	12,103,520

PBF Energy, Inc., Class A	237,871	12,733,235

Range Resources Corp.	196,817	6,378,839

SM Energy Co.	123,106	4,881,153

Total Oil, Gas & Consumable Fuels		252,625,883

Paper & Forest Products – 0.1%

Louisiana-Pacific Corp.	67,826	3,748,743

Pharmaceuticals – 1.3%

Organon & Co.	792,084	13,750,578

Viatris, Inc.	2,618,267	25,816,113

Total Pharmaceuticals		39,566,691

Professional Services – 2.6%

Booz Allen Hamilton Holding Corp.	111,345	12,166,668

Concentrix Corp.	32,952	2,639,785

Dun & Bradstreet Holdings, Inc.	386,366	3,859,796

Exponent, Inc.	46,301	3,963,366

Insperity, Inc.	58,276	5,687,738

KBR, Inc.	82,009	4,833,610

Leidos Holdings, Inc.	96,134	8,859,709

ManpowerGroup, Inc.	125,619	9,210,385

Maximus, Inc.	62,112	4,638,524

Robert Half, Inc.	133,752	9,801,347

Science Applications International Corp.	62,110	6,555,089

SS&C Technologies Holdings, Inc.	205,581	10,801,226

Total Professional Services		83,017,243

Residential REITs – 1.7%

American Homes 4 Rent, Class A	182,155	6,136,802

Apartment Income REIT Corp.	230,212	7,067,508

Camden Property Trust	72,167	6,825,555

Equity LifeStyle Properties, Inc.	95,588	6,089,912

Essex Property Trust, Inc.	74,809	15,866,241

Independence Realty Trust, Inc.	114,062	1,604,852

UDR, Inc.	310,861	11,088,412

Total Residential REITs		54,679,282

Retail REITs – 2.4%

Agree Realty Corp.	43,641	2,410,729

Brixmor Property Group, Inc.	497,940	10,347,193

Federal Realty Investment Trust	130,570	11,833,559

Kimco Realty Corp.	723,516	12,726,647

Kite Realty Group Trust	118,077	2,529,210

NNN REIT, Inc.	370,742	13,102,022

Phillips Edison & Co., Inc.	58,608	1,965,712

Regency Centers Corp.	156,587	9,307,531

Spirit Realty Capital, Inc.	381,989	12,808,091

Total Retail REITs		77,030,694

Semiconductors & Semiconductor Equipment – 1.4%

Amkor Technology, Inc.	177,827	4,018,890

MKS Instruments, Inc.	47,437	4,105,198

Power Integrations, Inc.	42,471	3,240,962

Skyworks Solutions, Inc.	212,727	20,972,755

Teradyne, Inc.	77,563	7,791,979

Universal Display Corp.	33,066	5,191,031

Total Semiconductors & Semiconductor Equipment		45,320,815

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2023

Investments	Shares	Value

Software – 0.8%

Bentley Systems, Inc., Class B	138,732	$6,958,797

Dolby Laboratories, Inc., Class A	78,698	6,237,604

Gen Digital, Inc.	702,718	12,424,054

Total Software		25,620,455

Specialized REITs – 1.8%

CubeSmart	388,944	14,830,435

Gaming & Leisure Properties, Inc.	446,307	20,329,284

Lamar Advertising Co., Class A	196,673	16,416,295

National Storage Affiliates Trust	43,505	1,380,849

PotlatchDeltic Corp.	42,548	1,931,254

Rayonier, Inc.	78,118	2,223,238

Total Specialized REITs		57,111,355

Specialty Retail – 2.4%

Academy Sports & Outdoors, Inc.	62,363	2,947,899

Advance Auto Parts, Inc.	118,270	6,614,841

Bath & Body Works, Inc.	225,376	7,617,709

Dick’s Sporting Goods, Inc.	58,633	6,366,371

Foot Locker, Inc.	210,311	3,648,896

Gap, Inc.	767,429	8,157,770

Lithia Motors, Inc.	16,301	4,814,174

Murphy USA, Inc.	12,933	4,419,594

Penske Automotive Group, Inc.	72,111	12,046,864

Valvoline, Inc.	164,788	5,312,765

Williams-Sonoma, Inc.	97,331	15,125,238

Total Specialty Retail		77,072,121

Technology Hardware, Storage & Peripherals – 0.8%

NetApp, Inc.	335,427	25,452,201

Textiles, Apparel & Luxury Goods – 0.8%

Columbia Sportswear Co.(a)	53,912	3,994,879

PVH Corp.	31,173	2,385,046

Ralph Lauren Corp.	65,215	7,570,810

Tapestry, Inc.	399,708	11,491,605

Total Textiles, Apparel & Luxury Goods		25,442,340

Trading Companies & Distributors – 2.1%

Air Lease Corp.	140,982	5,556,101

Applied Industrial Technologies, Inc.	39,527	6,111,270

GATX Corp.	42,909	4,669,787

Herc Holdings, Inc.	35,011	4,164,208

MSC Industrial Direct Co., Inc., Class A	139,929	13,734,031

Watsco, Inc.(a)	85,145	32,160,969

Total Trading Companies & Distributors		66,396,366

Water Utilities – 0.5%

American States Water Co.	41,538	3,268,210

Essential Utilities, Inc.	321,174	11,025,903

Total Water Utilities		14,294,113
Total United States		3,136,289,105

Puerto Rico – 0.4%

Banks – 0.4%

Popular, Inc.	186,696	11,763,715
TOTAL COMMON STOCKS (Cost: $3,045,079,881)		3,148,052,820

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $16,848,233)	16,848,233	16,848,233

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $3,061,928,114)		3,164,901,053

Other Assets less Liabilities – (0.3)%		(9,966,360)

NET ASSETS – 100.0%		$3,154,934,693
(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $136,321,647 and the total market value of the collateral held by the Fund was $141,152,656. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $124,304,423.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund^	$—	$24,702,694	$24,496,381	$(206,313)	$—	$—	$69,941
^	As of September 30, 2023, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,148,052,820	$—	$—	$3,148,052,820
Investment of Cash Collateral for Securities Loaned	—	16,848,233	—	16,848,233
Total Investments in Securities	$3,148,052,820	$16,848,233	$—	$3,164,901,053

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.2%

Aerospace & Defense – 0.9%

BWX Technologies, Inc.	15,634	$1,172,237

Curtiss-Wright Corp.	5,513	1,078,508

Hexcel Corp.	6,595	429,598

Huntington Ingalls Industries, Inc.	7,582	1,551,126

Mercury Systems, Inc.*	7,108	263,636

Moog, Inc., Class A	6,062	684,764

Parsons Corp.*	14,640	795,684

Woodward, Inc.	5,297	658,205

Total Aerospace & Defense		6,633,758

Air Freight & Logistics – 0.4%

Forward Air Corp.	5,346	367,484

GXO Logistics, Inc.*	22,481	1,318,511

Hub Group, Inc., Class A*	13,709	1,076,705

Total Air Freight & Logistics		2,762,700

Automobile Components – 0.8%

Dorman Products, Inc.*	5,711	432,665

Fox Factory Holding Corp.*	6,329	627,077

Gentex Corp.	34,486	1,122,175

Goodyear Tire & Rubber Co.*	144,417	1,795,103

Lear Corp.	9,666	1,297,177

Visteon Corp.*	3,436	474,409

Total Automobile Components		5,748,606

Automobiles – 0.7%

Harley-Davidson, Inc.	47,461	1,569,061

Thor Industries, Inc.(a)	39,948	3,800,253

Total Automobiles		5,369,314

Banks – 6.2%

Ameris Bancorp	21,272	816,632

Associated Banc-Corp.	44,109	754,705

Atlantic Union Bankshares Corp.	17,480	503,074

BancFirst Corp.	5,778	501,126

Bank of Hawaii Corp.	8,786	436,576

Bank OZK	38,150	1,414,221

BankUnited, Inc.	30,230	686,221

BOK Financial Corp.	14,343	1,147,153

Cadence Bank(a)	36,767	780,196

Cathay General Bancorp	23,674	822,908

Columbia Banking System, Inc.	55,004	1,116,581

Comerica, Inc.	45,254	1,880,304

Commerce Bancshares, Inc.	21,535	1,033,249

Community Bank System, Inc.	10,750	453,758

Cullen/Frost Bankers, Inc.	10,491	956,884

CVB Financial Corp.	24,462	405,335

Eastern Bankshares, Inc.	32,447	406,885

First Financial Bankshares, Inc.	20,271	509,208

First Hawaiian, Inc.	30,126	543,774

First Interstate BancSystem, Inc., Class A	12,487	311,426

First Merchants Corp.	13,783	383,443

FNB Corp.	106,338	1,147,387

Fulton Financial Corp.	44,745	541,862

Glacier Bancorp, Inc.(a)	16,344	465,804

Hancock Whitney Corp.	29,886	1,105,483

Home BancShares, Inc.(a)	43,628	913,570

Independent Bank Corp.	8,813	432,630

Independent Bank Group, Inc.	10,567	417,925

International Bancshares Corp.	15,749	682,562

New York Community Bancorp, Inc.(a)	207,425	2,352,200

Old National Bancorp	72,933	1,060,446

Pacific Premier Bancorp, Inc.	26,102	567,980

PacWest Bancorp	54,515	431,214

Pinnacle Financial Partners, Inc.	21,334	1,430,231

Prosperity Bancshares, Inc.	21,412	1,168,667

ServisFirst Bancshares, Inc.	9,953	519,248

Simmons First National Corp., Class A	41,483	703,552

SouthState Corp.	17,597	1,185,334

Synovus Financial Corp.	56,475	1,570,005

Texas Capital Bancshares, Inc.*	9,100	535,990

UMB Financial Corp.	13,749	853,125

United Bankshares, Inc.	27,614	761,870

United Community Banks, Inc.	24,125	613,016

Valley National Bancorp	149,723	1,281,629

Webster Financial Corp.	47,693	1,922,505

Western Alliance Bancorp	48,454	2,227,430

Wintrust Financial Corp.	15,953	1,204,452

WSFS Financial Corp.	16,556	604,294

Zions Bancorp NA	49,300	1,720,077

Total Banks		44,284,147

Beverages – 0.4%

Boston Beer Co., Inc., Class A*	856	333,438

Coca-Cola Consolidated, Inc.	2,832	1,802,058

MGP Ingredients, Inc.	2,628	277,201

National Beverage Corp.*	10,027	471,470

Total Beverages		2,884,167

Biotechnology – 0.5%

Arrowhead Pharmaceuticals, Inc.*	8,739	234,817

Exelixis, Inc.*	54,640	1,193,884

Halozyme Therapeutics, Inc.*	13,432	513,102

Ionis Pharmaceuticals, Inc.*(a)	11,942	541,689

Vir Biotechnology, Inc.*	98,965	927,302

Total Biotechnology		3,410,794

Broadline Retail – 1.0%

Dillard’s, Inc., Class A	7,755	2,565,431

Kohl’s Corp.(a)	56,146	1,176,820

Macy’s, Inc.	194,955	2,263,428

Nordstrom, Inc.(a)	55,188	824,509

Ollie’s Bargain Outlet Holdings, Inc.*	6,459	498,506

Total Broadline Retail		7,328,694

Building Products – 5.0%

A O Smith Corp.	25,261	1,670,510

AAON, Inc.	6,977	396,782

Advanced Drainage Systems, Inc.	15,327	1,744,672

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2023

Investments	Shares	Value

Armstrong World Industries, Inc.	9,736	$700,992

AZEK Co., Inc.*	25,973	772,437

Builders FirstSource, Inc.*	114,110	14,205,554

Fortune Brands Innovations, Inc.	39,757	2,471,295

Lennox International, Inc.	5,788	2,167,259

Masterbrand, Inc.*	39,757	483,048

Owens Corning	41,247	5,626,503

Simpson Manufacturing Co., Inc.	11,349	1,700,194

Trex Co., Inc.*	16,942	1,044,135

UFP Industries, Inc.	25,188	2,579,251

Zurn Elkay Water Solutions Corp.(a)	19,478	545,774

Total Building Products		36,108,406

Capital Markets – 2.7%

Affiliated Managers Group, Inc.	15,790	2,058,069

Blue Owl Capital, Inc.(a)	61,225	793,476

Cohen & Steers, Inc.	9,876	619,127

Evercore, Inc., Class A	17,657	2,434,547

Federated Hermes, Inc.	21,156	716,554

Hamilton Lane, Inc., Class A	9,435	853,301

Houlihan Lokey, Inc.	13,849	1,483,505

Interactive Brokers Group, Inc., Class A	14,206	1,229,671

Jefferies Financial Group, Inc.	80,786	2,959,191

Moelis & Co., Class A	15,793	712,738

SEI Investments Co.	27,217	1,639,280

Stifel Financial Corp.	37,435	2,300,006

Tradeweb Markets, Inc., Class A	18,230	1,462,046

Total Capital Markets		19,261,511

Chemicals – 2.4%

Ashland, Inc.	9,245	755,132

Avient Corp.	26,497	935,874

Balchem Corp.	3,240	401,890

Cabot Corp.	15,669	1,085,392

Chemours Co.	85,206	2,390,028

Element Solutions, Inc.	55,801	1,094,258

H B Fuller Co.	9,193	630,732

Huntsman Corp.	92,217	2,250,095

Ingevity Corp.*	9,758	464,578

Innospec, Inc.	4,496	459,491

Livent Corp.*(a)	25,498	469,418

NewMarket Corp.	2,061	937,837

Olin Corp.	78,463	3,921,581

Quaker Chemical Corp.	1,899	303,840

Scotts Miracle-Gro Co.(a)	11,999	620,108

Sensient Technologies Corp.	6,900	403,512

Total Chemicals		17,123,766

Commercial Services & Supplies – 0.8%

ABM Industries, Inc.	17,529	701,335

Brink’s Co.	13,828	1,004,466

Casella Waste Systems, Inc., Class A*	3,894	297,112

Clean Harbors, Inc.*	9,119	1,526,156

Driven Brands Holdings, Inc.*	19,225	242,043

MSA Safety, Inc.	4,431	698,547

Stericycle, Inc.*	10,191	455,640

Tetra Tech, Inc.	4,950	752,549

UniFirst Corp.	2,030	330,910

Total Commercial Services & Supplies		6,008,758

Communications Equipment – 0.7%

Calix, Inc.*	5,587	256,108

Ciena Corp.*	22,779	1,076,536

Extreme Networks, Inc.*	17,409	421,472

F5, Inc.*	12,451	2,006,354

Lumentum Holdings, Inc.*(a)	23,953	1,082,197

NetScout Systems, Inc.*	12,276	343,973

Viasat, Inc.*(a)	6,229	114,987

Total Communications Equipment		5,301,627

Construction & Engineering – 1.0%

API Group Corp.*	50,000	1,296,500

Arcosa, Inc.	5,883	422,988

Comfort Systems USA, Inc.	4,766	812,174

Dycom Industries, Inc.*	4,283	381,187

EMCOR Group, Inc.	8,025	1,688,380

Fluor Corp.*	11,220	411,774

MasTec, Inc.*	9,783	704,082

MDU Resources Group, Inc.	36,378	712,281

Valmont Industries, Inc.	2,803	673,309

Total Construction & Engineering		7,102,675

Construction Materials – 0.4%

Eagle Materials, Inc.	9,840	1,638,557

Knife River Corp.*	9,094	444,060

Summit Materials, Inc., Class A*	16,561	515,709

Total Construction Materials		2,598,326

Consumer Finance – 2.1%

Ally Financial, Inc.	239,051	6,377,881

Credit Acceptance Corp.*	4,073	1,874,069

FirstCash Holdings, Inc.	7,617	764,594

Nelnet, Inc., Class A	9,262	827,282

OneMain Holdings, Inc.	80,663	3,233,780

SLM Corp.	153,781	2,094,497

Total Consumer Finance		15,172,103

Consumer Staples Distribution & Retail – 0.8%

Casey’s General Stores, Inc.	4,731	1,284,561

Grocery Outlet Holding Corp.*	10,659	307,512

Performance Food Group Co.*	26,050	1,533,303

Sprouts Farmers Market, Inc.*	25,034	1,071,455

U.S. Foods Holding Corp.*	38,724	1,537,343

United Natural Foods, Inc.*(a)	17,179	242,911

Total Consumer Staples Distribution & Retail		5,977,085

Containers & Packaging – 2.1%

AptarGroup, Inc.	7,364	920,795

Berry Global Group, Inc.	48,619	3,010,002

Graphic Packaging Holding Co.	85,085	1,895,694

Greif, Inc., Class A	20,888	1,395,527

Sealed Air Corp.	35,230	1,157,658

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2023

Investments	Shares	Value

Silgan Holdings, Inc.(a)	25,682	$1,107,151

Sonoco Products Co.	30,013	1,631,206

Westrock Co.	102,599	3,673,044

Total Containers & Packaging		14,791,077

Diversified Consumer Services – 0.6%

ADT, Inc.(a)	80,381	482,286

Bright Horizons Family Solutions, Inc.*	7,258	591,237

Chegg, Inc.*	21,208	189,175

Grand Canyon Education, Inc.*	5,939	694,150

H&R Block, Inc.	42,609	1,834,744

Mister Car Wash, Inc.*(a)	43,924	242,021

Total Diversified Consumer Services		4,033,613

Diversified REITs – 0.1%

Broadstone Net Lease, Inc.	25,309	361,919

Essential Properties Realty Trust, Inc.	19,658	425,202

Total Diversified REITs		787,121

Diversified Telecommunication Services – 0.4%

Cogent Communications Holdings, Inc.	4,103	253,976

Frontier Communications Parent, Inc.*(a)	53,966	844,568

Iridium Communications, Inc.	10,370	471,731

Lumen Technologies, Inc.*(a)	821,313	1,166,264

Total Diversified Telecommunication Services		2,736,539

Electric Utilities – 0.9%

ALLETE, Inc.	8,691	458,885

Hawaiian Electric Industries, Inc.	19,875	244,661

IDACORP, Inc.	7,648	716,235

MGE Energy, Inc.	4,804	329,122

OGE Energy Corp.	49,111	1,636,870

Pinnacle West Capital Corp.	21,438	1,579,552

PNM Resources, Inc.	13,590	606,250

Portland General Electric Co.	15,221	616,146

Total Electric Utilities		6,187,721

Electrical Equipment – 1.7%

Acuity Brands, Inc.	7,492	1,275,963

Array Technologies, Inc.*(a)	12,303	273,004

Atkore, Inc.*	23,498	3,505,667

Encore Wire Corp.	14,342	2,616,841

EnerSys	8,092	766,070

Regal Rexnord Corp.	17,194	2,456,679

Shoals Technologies Group, Inc., Class A*(a)	10,889	198,724

SunPower Corp.*(a)	15,125	93,321

Sunrun, Inc.*(a)	18,463	231,895

Vertiv Holdings Co.	30,582	1,137,650

Total Electrical Equipment		12,555,814

Electronic Equipment, Instruments & Components – 3.1%

Advanced Energy Industries, Inc.	7,436	766,800

Arrow Electronics, Inc.*	42,213	5,286,756

Avnet, Inc.	52,379	2,524,144

Badger Meter, Inc.	2,812	404,562

Belden, Inc.	9,960	961,638

Cognex Corp.	14,860	630,658

Coherent Corp.*	38,959	1,271,622

Crane NXT Co.	12,239	680,121

Insight Enterprises, Inc.*(a)	9,648	1,403,784

IPG Photonics Corp.*	9,622	977,018

Littelfuse, Inc.	5,342	1,321,184

National Instruments Corp.	19,214	1,145,539

Plexus Corp.*	4,158	386,611

Sanmina Corp.*	13,894	754,166

Vishay Intertechnology, Inc.(a)	60,902	1,505,498

Vontier Corp.	81,590	2,522,763

Total Electronic Equipment, Instruments & Components		22,542,864

Energy Equipment & Services – 0.4%

Cactus, Inc., Class A	7,004	351,671

ChampionX Corp.	24,278	864,782

Helmerich & Payne, Inc.	9,278	391,160

Liberty Energy, Inc.	42,788	792,434

NOV, Inc.	33,440	698,896

Total Energy Equipment & Services		3,098,943

Entertainment – 0.7%

Endeavor Group Holdings, Inc., Class A	115,822	2,304,858

Madison Square Garden Sports Corp.	1,721	303,412

TKO Group Holdings, Inc.	8,534	717,368

Warner Music Group Corp., Class A	55,852	1,753,753

Total Entertainment		5,079,391

Financial Services – 3.3%

Enact Holdings, Inc.	86,592	2,357,900

Euronet Worldwide, Inc.*	11,172	886,833

Jackson Financial, Inc., Class A	64,768	2,475,433

MGIC Investment Corp.	214,078	3,572,962

Mr. Cooper Group, Inc.*	18,110	969,972

PennyMac Financial Services, Inc.	32,178	2,143,055

Radian Group, Inc.	123,941	3,112,158

TFS Financial Corp.(a)	23,606	279,023

Voya Financial, Inc.	39,424	2,619,725

Walker & Dunlop, Inc.	9,185	681,894

Western Union Co.	173,092	2,281,353

WEX, Inc.*	10,434	1,962,531

Total Financial Services		23,342,839

Food Products – 1.0%

Flowers Foods, Inc.	29,508	654,487

Hostess Brands, Inc.*	17,133	570,700

Ingredion, Inc.	14,665	1,443,036

J & J Snack Foods Corp.	1,451	237,456

Lancaster Colony Corp.	2,784	459,444

Pilgrim’s Pride Corp.*	125,305	2,860,713

Post Holdings, Inc.*	5,601	480,230

Simply Good Foods Co.*	12,923	446,102

TreeHouse Foods, Inc.*	4,121	179,593

Total Food Products		7,331,761

Gas Utilities – 0.7%

National Fuel Gas Co.	26,046	1,352,048

New Jersey Resources Corp.	16,689	678,074

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2023

Investments	Shares	Value

ONE Gas, Inc.	9,112	$622,167

Southwest Gas Holdings, Inc.	6,487	391,880

Spire, Inc.	10,320	583,906

UGI Corp.	49,244	1,132,612

Total Gas Utilities		4,760,687

Ground Transportation – 3.0%

Avis Budget Group, Inc.*	35,107	6,308,377

Hertz Global Holdings, Inc.*	260,955	3,196,699

Knight-Swift Transportation Holdings, Inc.	49,638	2,489,346

Landstar System, Inc.	8,060	1,426,136

Ryder System, Inc.	28,640	3,063,048

Saia, Inc.*	4,822	1,922,290

Werner Enterprises, Inc.	16,723	651,361

XPO, Inc.*	34,123	2,547,623

Total Ground Transportation		21,604,880

Health Care Equipment & Supplies – 1.4%

Dentsply Sirona, Inc.	48,932	1,671,517

Enovis Corp.*	7,771	409,765

Envista Holdings Corp.*	30,833	859,624

Globus Medical, Inc., Class A*	9,741	483,641

Haemonetics Corp.*	5,517	494,213

ICU Medical, Inc.*(a)	3,471	413,084

Integra LifeSciences Holdings Corp.*	14,308	546,423

Lantheus Holdings, Inc.*(a)	12,018	835,011

Masimo Corp.*	5,586	489,780

Merit Medical Systems, Inc.*	7,674	529,659

Neogen Corp.*	17,721	328,547

QuidelOrtho Corp.*	33,079	2,416,090

Shockwave Medical, Inc.*	3,068	610,839

STAAR Surgical Co.*	4,411	177,234

Total Health Care Equipment & Supplies		10,265,427

Health Care Providers & Services – 2.6%

Acadia Healthcare Co., Inc.*	10,977	771,793

AdaptHealth Corp.*(a)	18,105	164,755

Amedisys, Inc.*	5,807	542,374

AMN Healthcare Services, Inc.*	13,989	1,191,583

Chemed Corp.	1,784	927,145

CorVel Corp.*	1,709	336,075

DaVita, Inc.*	30,202	2,854,995

Encompass Health Corp.	19,653	1,319,895

Ensign Group, Inc.	8,429	783,307

HealthEquity, Inc.*	6,657	486,294

Option Care Health, Inc.*	18,547	599,995

Patterson Cos., Inc.	20,803	616,601

Premier, Inc., Class A	24,575	528,362

Progyny, Inc.*	8,328	283,319

R1 RCM, Inc.*(a)	64,839	977,124

Select Medical Holdings Corp.	21,785	550,507

Tenet Healthcare Corp.*	56,263	3,707,169

Universal Health Services, Inc., Class B	17,833	2,242,143

Total Health Care Providers & Services		18,883,436

Health Care REITs – 0.5%

Healthcare Realty Trust, Inc.	33,260	507,880

Medical Properties Trust, Inc.(a)	291,059	1,586,272

Omega Healthcare Investors, Inc.	45,202	1,498,898

Physicians Realty Trust	28,125	342,844

Total Health Care REITs		3,935,894

Health Care Technology – 0.1%

Certara, Inc.*	13,477	195,955

Doximity, Inc., Class A*	14,812	314,311

Evolent Health, Inc., Class A*	10,557	287,467

Total Health Care Technology		797,733

Hotel & Resort REITs – 0.2%

Apple Hospitality REIT, Inc.	28,782	441,516

Park Hotels & Resorts, Inc.	23,990	295,557

Ryman Hospitality Properties, Inc.	4,682	389,917

Total Hotel & Resort REITs		1,126,990

Hotels, Restaurants & Leisure – 2.5%

Boyd Gaming Corp.	32,559	1,980,564

Choice Hotels International, Inc.	7,146	875,456

Churchill Downs, Inc.	8,689	1,008,272

Hilton Grand Vacations, Inc.*	28,863	1,174,724

Krispy Kreme, Inc.(a)	14,164	176,625

Light & Wonder, Inc.*	70,935	5,059,793

Marriott Vacations Worldwide Corp.	9,473	953,268

Papa John’s International, Inc.(a)	4,333	295,597

Penn Entertainment, Inc.*(a)	22,723	521,493

Planet Fitness, Inc., Class A*	6,988	343,670

Red Rock Resorts, Inc., Class A	19,017	779,697

SeaWorld Entertainment, Inc.*	17,267	798,599

Texas Roadhouse, Inc.	8,983	863,266

Travel & Leisure Co.	30,486	1,119,751

Wendy’s Co.	24,575	501,576

Wingstop, Inc.	2,519	453,017

Wyndham Hotels & Resorts, Inc.	15,330	1,066,048

Total Hotels, Restaurants & Leisure		17,971,416

Household Durables – 3.4%

KB Home	65,256	3,020,048

Leggett & Platt, Inc.	31,723	806,081

Meritage Homes Corp.	27,417	3,355,567

Mohawk Industries, Inc.*	28,652	2,458,628

Skyline Champion Corp.*	24,179	1,540,686

Taylor Morrison Home Corp.*	82,317	3,507,527

Tempur Sealy International, Inc.	52,924	2,293,726

Toll Brothers, Inc.	65,524	4,846,155

TopBuild Corp.*	10,101	2,541,412

Total Household Durables		24,369,830

Household Products – 0.1%

Reynolds Consumer Products, Inc.	26,936	690,370

Independent Power & Renewable Electricity Producers – 0.2%

Clearway Energy, Inc., Class C	52,476	1,110,392

Ormat Technologies, Inc.	4,326	302,474

Total Independent Power & Renewable Electricity Producers		1,412,866

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2023

Investments	Shares	Value

Industrial REITs – 0.6%

EastGroup Properties, Inc.	4,043	$673,281

First Industrial Realty Trust, Inc.	23,016	1,095,331

Innovative Industrial Properties, Inc.	3,809	288,189

LXP Industrial Trust	97,365	866,548

STAG Industrial, Inc.	22,810	787,173

Terreno Realty Corp.	9,687	550,222

Total Industrial REITs		4,260,744

Insurance – 3.3%

American Equity Investment Life Holding Co.*	27,602	1,480,571

Assurant, Inc.	13,401	1,924,115

Brighthouse Financial, Inc.*	42,514	2,080,635

CNO Financial Group, Inc.	43,071	1,022,075

First American Financial Corp.	27,341	1,544,493

Hanover Insurance Group, Inc.	7,496	831,906

Kinsale Capital Group, Inc.	2,083	862,633

Old Republic International Corp.	111,251	2,997,102

Primerica, Inc.	9,464	1,836,111

Reinsurance Group of America, Inc.	15,969	2,318,539

RLI Corp.	4,873	662,192

Ryan Specialty Holdings, Inc.*	15,074	729,582

Selective Insurance Group, Inc.	10,997	1,134,560

Unum Group	83,251	4,095,117

Total Insurance		23,519,631

Interactive Media & Services – 0.2%

Bumble, Inc., Class A*	10,869	162,165

TripAdvisor, Inc.*	15,581	258,333

Ziff Davis, Inc.*(a)	10,453	665,752

Total Interactive Media & Services		1,086,250

IT Services – 0.3%

DigitalOcean Holdings, Inc.*(a)	9,841	236,479

DXC Technology Co.*	88,573	1,844,976

Thoughtworks Holding, Inc.*(a)	47,480	193,718

Total IT Services		2,275,173

Leisure Products – 1.4%

Acushnet Holdings Corp.	13,088	694,187

Brunswick Corp.	29,849	2,358,071

Hasbro, Inc.	28,806	1,905,229

Mattel, Inc.*	97,463	2,147,110

Polaris, Inc.	15,601	1,624,688

Topgolf Callaway Brands Corp.*(a)	30,318	419,601

YETI Holdings, Inc.*(a)	15,568	750,689

Total Leisure Products		9,899,575

Life Sciences Tools & Services – 0.3%

10X Genomics, Inc., Class A*	8,721	359,741

Azenta, Inc.*(a)	6,188	310,576

Bio-Techne Corp.	12,018	818,065

Medpace Holdings, Inc.*	3,469	839,949

Total Life Sciences Tools & Services		2,328,331

Machinery – 2.9%

Albany International Corp., Class A	3,985	343,826

Allison Transmission Holdings, Inc.	34,885	2,060,308

Chart Industries, Inc.*(a)	3,442	582,111

Crane Co.	12,317	1,094,242

Donaldson Co., Inc.	18,805	1,121,530

Esab Corp.	15,547	1,091,710

Federal Signal Corp.	7,712	460,638

Flowserve Corp.	12,778	508,181

Franklin Electric Co., Inc.	7,073	631,124

Hillenbrand, Inc.	18,170	768,773

ITT, Inc.	13,205	1,292,902

John Bean Technologies Corp.	5,039	529,800

Lincoln Electric Holdings, Inc.	9,858	1,792,086

Middleby Corp.*	10,444	1,336,832

Mueller Industries, Inc.	29,297	2,201,963

Oshkosh Corp.	7,345	700,933

RBC Bearings, Inc.*(a)	2,397	561,210

SPX Technologies, Inc.*	5,797	471,876

Terex Corp.	17,987	1,036,411

Timken Co.	18,594	1,366,473

Watts Water Technologies, Inc., Class A	4,592	793,589

Total Machinery		20,746,518

Marine Transportation – 0.1%

Kirby Corp.*	5,522	457,222

Media – 0.7%

Cable One, Inc.	1,535	945,007

New York Times Co., Class A	16,738	689,606

Nexstar Media Group, Inc.(a)	17,199	2,465,821

TEGNA, Inc.	83,376	1,214,788

Total Media		5,315,222

Metals & Mining – 3.7%

Alcoa Corp.	94,717	2,752,476

Alpha Metallurgical Resources, Inc.	12,859	3,339,868

Arch Resources, Inc.	14,225	2,427,639

ATI, Inc.*(a)	23,655	973,403

Cleveland-Cliffs, Inc.*	376,016	5,877,130

Commercial Metals Co.	61,312	3,029,426

Hecla Mining Co.	52,105	203,731

MP Materials Corp.*(a)	29,377	561,101

Royal Gold, Inc.	7,398	786,629

U.S. Steel Corp.	173,817	5,645,576

Worthington Industries, Inc.	18,000	1,112,760

Total Metals & Mining		26,709,739

Multi-Utilities – 0.2%

Avista Corp.	9,733	315,057

Black Hills Corp.	12,272	620,841

Northwestern Energy Group, Inc.	9,269	445,468

Total Multi-Utilities		1,381,366

Office REITs – 0.5%

COPT Defense Properties	16,796	400,249

Cousins Properties, Inc.	40,558	826,167

Douglas Emmett, Inc.	23,051	294,131

Equity Commonwealth	7,778	142,882

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2023

Investments	Shares	Value

Highwoods Properties, Inc.	24,786	$510,839

Kilroy Realty Corp.	17,586	555,893

Vornado Realty Trust	22,255	504,743

Total Office REITs		3,234,904

Oil, Gas & Consumable Fuels – 7.5%

Antero Midstream Corp.	94,972	1,137,764

California Resources Corp.	33,060	1,851,691

Callon Petroleum Co.*(a)	48,388	1,892,938

Chord Energy Corp.	15,382	2,492,961

Civitas Resources, Inc.(a)	44,204	3,574,777

CNX Resources Corp.*(a)	49,486	1,117,394

Comstock Resources, Inc.	167,832	1,851,187

CONSOL Energy, Inc.	16,770	1,759,341

CVR Energy, Inc.(a)	37,362	1,271,429

Denbury, Inc.*	11,392	1,116,530

DT Midstream, Inc.	20,344	1,076,604

Equitrans Midstream Corp.	56,921	533,350

HighPeak Energy, Inc.(a)	26,382	445,328

Magnolia Oil & Gas Corp., Class A	100,381	2,299,729

Matador Resources Co.	57,149	3,399,222

Murphy Oil Corp.	52,171	2,365,955

Northern Oil & Gas, Inc.	46,020	1,851,385

PBF Energy, Inc., Class A	105,106	5,626,324

Peabody Energy Corp.(a)	116,423	3,025,834

Permian Resources Corp.(a)	192,188	2,682,944

Range Resources Corp.(a)	140,722	4,560,800

SM Energy Co.	67,872	2,691,125

Southwestern Energy Co.*	733,135	4,728,721

Vitesse Energy, Inc.	9,500	217,455

Total Oil, Gas & Consumable Fuels		53,570,788

Paper & Forest Products – 0.4%

Louisiana-Pacific Corp.	52,229	2,886,697

Passenger Airlines – 0.2%

Alaska Air Group, Inc.*	29,689	1,100,868

Personal Care Products – 0.4%

BellRing Brands, Inc.*	12,945	533,723

Coty, Inc., Class A*	100,157	1,098,722

elf Beauty, Inc.*	4,401	483,362

Inter Parfums, Inc.	3,495	469,518

Olaplex Holdings, Inc.*	171,455	334,337

Total Personal Care Products		2,919,662

Pharmaceuticals – 0.6%

Corcept Therapeutics, Inc.*	16,387	446,464

Harmony Biosciences Holdings, Inc.*	8,469	277,529

Organon & Co.	162,764	2,825,583

Prestige Consumer Healthcare, Inc.*	10,059	575,274

Total Pharmaceuticals		4,124,850

Professional Services – 2.4%

Alight, Inc., Class A*	81,590	578,473

ASGN, Inc.*	12,156	992,902

CACI International, Inc., Class A*	4,299	1,349,585

Concentrix Corp.	15,412	1,234,655

Dun & Bradstreet Holdings, Inc.	104,777	1,046,722

EXL Service Holdings, Inc.*	18,940	531,078

Exponent, Inc.	4,233	362,345

FTI Consulting, Inc.*	4,562	813,906

Insperity, Inc.	5,190	506,544

KBR, Inc.(a)	24,111	1,421,102

Korn Ferry	18,645	884,519

ManpowerGroup, Inc.	15,966	1,170,627

Maximus, Inc.	9,364	699,304

Paycor HCM, Inc.*(a)	15,762	359,847

Robert Half, Inc.	26,701	1,956,649

Science Applications International Corp.	11,133	1,174,977

TriNet Group, Inc.*	19,356	2,254,587

Total Professional Services		17,337,822

Real Estate Management & Development – 0.6%

Howard Hughes Holdings, Inc.*	10,607	786,297

Jones Lang LaSalle, Inc.*	18,680	2,637,242

Zillow Group, Inc., Class C*	20,786	959,482

Total Real Estate Management & Development		4,383,021

Residential REITs – 0.3%

Apartment Income REIT Corp.	76,870	2,359,909

Retail REITs – 0.5%

Agree Realty Corp.	6,619	365,633

Brixmor Property Group, Inc.	42,770	888,761

Federal Realty Investment Trust	10,647	964,938

NNN REIT, Inc.	21,116	746,239

Phillips Edison & Co., Inc.	9,716	325,875

Spirit Realty Capital, Inc.	19,184	643,239

Total Retail REITs		3,934,685

Semiconductors & Semiconductor Equipment – 2.1%

Allegro MicroSystems, Inc.*	17,418	556,331

Amkor Technology, Inc.	91,254	2,062,340

Axcelis Technologies, Inc.*	6,301	1,027,378

Cirrus Logic, Inc.*	18,459	1,365,228

Diodes, Inc.*	11,520	908,237

Impinj, Inc.*(a)	2,262	124,478

MACOM Technology Solutions Holdings, Inc.*	9,586	782,026

MaxLinear, Inc.*	28,674	637,996

MKS Instruments, Inc.	22,319	1,931,486

Onto Innovation, Inc.*	10,281	1,311,033

Power Integrations, Inc.	8,784	670,307

Rambus, Inc.*	9,769	545,013

Silicon Laboratories, Inc.*	3,735	432,849

Synaptics, Inc.*	17,882	1,599,366

Universal Display Corp.	4,984	782,438

Total Semiconductors & Semiconductor Equipment		14,736,506

Software – 2.4%

Blackbaud, Inc.*	7,573	532,533

BlackLine, Inc.*	5,057	280,512

Box, Inc., Class A*	18,545	448,974

CCC Intelligent Solutions Holdings, Inc.*	65,456	873,838

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2023

Investments	Shares	Value

CommVault Systems, Inc.*	6,192	$418,641

DocuSign, Inc.*	27,979	1,175,118

Dolby Laboratories, Inc., Class A	8,553	677,911

DoubleVerify Holdings, Inc.*	14,640	409,188

Dropbox, Inc., Class A*	79,537	2,165,792

EngageSmart, Inc.*	15,979	287,462

Envestnet, Inc.*	5,859	257,972

Five9, Inc.*	5,799	372,876

Gitlab, Inc., Class A*(a)	7,867	355,746

Informatica, Inc., Class A*	41,291	870,001

Instructure Holdings, Inc.*	19,811	503,199

Jamf Holding Corp.*(a)	10,309	182,057

Manhattan Associates, Inc.*	5,342	1,055,900

nCino, Inc.*	9,490	301,782

NCR Corp.*	48,099	1,297,230

PowerSchool Holdings, Inc., Class A*(a)	19,418	440,012

Procore Technologies, Inc.*	12,416	811,013

Qualys, Inc.*	3,820	582,741

RingCentral, Inc., Class A*	15,928	471,947

SPS Commerce, Inc.*	3,070	523,773

Tenable Holdings, Inc.*	9,459	423,763

Teradata Corp.*	18,571	836,066

Workiva, Inc.*	3,887	393,909

Total Software		16,949,956

Specialized REITs – 0.6%

CubeSmart	18,837	718,255

EPR Properties	12,597	523,279

Lamar Advertising Co., Class A	15,391	1,284,687

National Storage Affiliates Trust	8,397	266,521

Outfront Media, Inc.(a)	27,992	282,719

PotlatchDeltic Corp.	24,970	1,133,388

Rayonier, Inc.	12,259	348,891

Total Specialized REITs		4,557,740

Specialty Retail – 6.3%

Academy Sports & Outdoors, Inc.	41,386	1,956,316

Advance Auto Parts, Inc.	15,003	839,118

American Eagle Outfitters, Inc.	38,305	636,246

Asbury Automotive Group, Inc.*	13,772	3,168,524

AutoNation, Inc.*	37,108	5,618,151

Dick’s Sporting Goods, Inc.(a)	34,575	3,754,154

Five Below, Inc.*	4,164	669,988

Floor & Decor Holdings, Inc., Class A*	11,850	1,072,425

Foot Locker, Inc.	41,146	713,883

Gap, Inc.	28,667	304,730

Group 1 Automotive, Inc.	11,033	2,964,677

Leslie’s, Inc.*(a)	40,323	228,228

Lithia Motors, Inc.	18,605	5,494,615

Murphy USA, Inc.	7,033	2,403,387

National Vision Holdings, Inc.*	6,418	103,843

Penske Automotive Group, Inc.	33,937	5,669,515

RH*(a)	9,578	2,532,040

Urban Outfitters, Inc.*	18,724	612,088

Valvoline, Inc.	35,947	1,158,931

Victoria’s Secret & Co.*	33,608	560,582

Williams-Sonoma, Inc.	30,975	4,813,515

Total Specialty Retail		45,274,956

Technology Hardware, Storage & Peripherals – 0.8%

Pure Storage, Inc., Class A*	36,339	1,294,395

Super Micro Computer, Inc.*(a)	16,896	4,633,221

Total Technology Hardware, Storage & Peripherals		5,927,616

Textiles, Apparel & Luxury Goods – 1.7%

Carter’s, Inc.	11,925	824,614

Columbia Sportswear Co.(a)	11,659	863,932

Crocs, Inc.*(a)	19,944	1,759,659

PVH Corp.	28,420	2,174,414

Ralph Lauren Corp.	14,725	1,709,425

Skechers USA, Inc., Class A*	28,195	1,380,145

Steven Madden Ltd.	23,594	749,582

Tapestry, Inc.	72,683	2,089,636

Under Armour, Inc., Class A*	109,017	746,767

Total Textiles, Apparel & Luxury Goods		12,298,174

Trading Companies & Distributors – 2.3%

Applied Industrial Technologies, Inc.	7,241	1,119,531

Beacon Roofing Supply, Inc.*	26,725	2,062,369

Boise Cascade Co.	30,427	3,135,198

Core & Main, Inc., Class A*	61,925	1,786,536

GATX Corp.	5,702	620,549

Herc Holdings, Inc.	7,598	903,706

MSC Industrial Direct Co., Inc., Class A(a)	12,186	1,196,056

Rush Enterprises, Inc., Class A	30,281	1,236,373

SiteOne Landscape Supply, Inc.*	7,678	1,254,969

WESCO International, Inc.	20,083	2,888,337

Total Trading Companies & Distributors		16,203,624

Water Utilities – 0.1%

American States Water Co.	3,472	273,177

California Water Service Group	5,985	283,150

Total Water Utilities		556,327
Total United States		711,721,525

Ghana – 0.2%

Oil, Gas & Consumable Fuels – 0.2%

Kosmos Energy Ltd.*	211,270	1,728,188

Singapore – 0.2%

Semiconductors & Semiconductor Equipment – 0.2%

Kulicke & Soffa Industries, Inc.	29,444	1,431,862
TOTAL COMMON STOCKS (Cost: $693,970,714)		714,881,575

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $269,115)	6,682	273,695

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2023

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $1,980,207)	1,980,207	$1,980,207

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $696,220,036)		717,135,477

Other Assets less Liabilities – 0.1%		743,629

NET ASSETS – 100.0%		$717,879,106
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $56,174,945 and the total market value of the collateral held by the Fund was $57,205,136. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $55,224,929.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$685,145	$2,784,725	$3,145,883	$(34,299)	$(15,993)	$273,695	$14,906

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$714,881,575	$—	$—	$714,881,575
Exchange-Traded Fund	273,695	—	—	273,695
Investment of Cash Collateral for Securities Loaned	—	1,980,207	—	1,980,207
Total Investments in Securities	$715,155,270	$1,980,207	$—	$717,135,477

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.5%

Curtiss-Wright Corp.	4,913	$961,130

Lockheed Martin Corp.	2,593	1,060,433

Northrop Grumman Corp.	2,253	991,748

Parsons Corp.*	17,793	967,050

Total Aerospace & Defense		3,980,361

Air Freight & Logistics – 0.3%

Expeditors International of Washington, Inc.	7,276	834,048

Automobile Components – 0.4%

BorgWarner, Inc.	22,989	928,066

Banks – 0.7%

First Citizens BancShares, Inc., Class A	636	877,744

New York Community Bancorp, Inc.	73,394	832,288

Total Banks		1,710,032

Beverages – 0.6%

Coca-Cola Consolidated, Inc.	938	596,868

Molson Coors Beverage Co., Class B	15,091	959,637

Total Beverages		1,556,505

Biotechnology – 3.7%

AbbVie, Inc.	7,767	1,157,749

Amgen, Inc.	4,127	1,109,173

Biogen, Inc.*	1,889	485,492

Exelixis, Inc.*	42,009	917,897

Gilead Sciences, Inc.	13,745	1,030,050

Halozyme Therapeutics, Inc.*	13,421	512,682

Incyte Corp.*	16,044	926,862

Neurocrine Biosciences, Inc.*	7,790	876,375

Regeneron Pharmaceuticals, Inc.*	901	741,487

United Therapeutics Corp.*	4,022	908,449

Vertex Pharmaceuticals, Inc.*	2,737	951,764

Total Biotechnology		9,617,980

Broadline Retail – 0.3%

Dillard’s, Inc., Class A	2,077	687,092

Building Products – 1.0%

Builders FirstSource, Inc.*	4,648	578,630

Owens Corning	5,237	714,379

Simpson Manufacturing Co., Inc.	4,441	665,306

UFP Industries, Inc.	6,865	702,976

Total Building Products		2,661,291

Capital Markets – 2.7%

Cboe Global Markets, Inc.	15,165	2,368,924

CME Group, Inc.	9,922	1,986,583

Interactive Brokers Group, Inc., Class A	16,503	1,428,500

LPL Financial Holdings, Inc.	5,438	1,292,341

Total Capital Markets		7,076,348

Chemicals – 0.6%

CF Industries Holdings, Inc.	9,871	846,340

Mosaic Co.	17,725	631,010

Total Chemicals		1,477,350

Commercial Services & Supplies – 1.2%

Clean Harbors, Inc.*	5,358	896,715

Republic Services, Inc.	7,567	1,078,373

Waste Management, Inc.	7,241	1,103,818

Total Commercial Services & Supplies		3,078,906

Communications Equipment – 3.6%

Cisco Systems, Inc.	59,812	3,215,493

Juniper Networks, Inc.	107,105	2,976,448

Motorola Solutions, Inc.	11,759	3,201,270

Total Communications Equipment		9,393,211

Construction & Engineering – 0.3%

EMCOR Group, Inc.	4,220	887,846

Consumer Staples Distribution & Retail – 1.1%

Albertsons Cos., Inc., Class A	39,975	909,431

Casey’s General Stores, Inc.	3,845	1,043,994

Kroger Co.	21,058	942,346

Total Consumer Staples Distribution & Retail		2,895,771

Containers & Packaging – 0.9%

Graphic Packaging Holding Co.	55,206	1,229,990

Sonoco Products Co.	21,586	1,173,199

Total Containers & Packaging		2,403,189

Diversified Consumer Services – 0.8%

ADT, Inc.	120,855	725,130

H&R Block, Inc.	30,050	1,293,953

Total Diversified Consumer Services		2,019,083

Diversified REITs – 0.4%

WP Carey, Inc.	18,306	989,988

Diversified Telecommunication Services – 1.9%

AT&T, Inc.	155,024	2,328,460

Verizon Communications, Inc.	83,280	2,699,105

Total Diversified Telecommunication Services		5,027,565

Electric Utilities – 1.4%

Entergy Corp.	9,321	862,192

OGE Energy Corp.	28,326	944,106

PG&E Corp.*	53,736	866,762

Xcel Energy, Inc.	15,899	909,741

Total Electric Utilities		3,582,801

Electrical Equipment – 0.5%

Atkore, Inc.*	3,404	507,843

Hubbell, Inc.	2,531	793,240

Total Electrical Equipment		1,301,083

Electronic Equipment, Instruments & Components – 4.5%

Arrow Electronics, Inc.*	21,632	2,709,192

Insight Enterprises, Inc.*	22,873	3,328,022

Jabil, Inc.	25,599	3,248,257

National Instruments Corp.	41,715	2,487,048

Total Electronic Equipment, Instruments & Components		11,772,519

Entertainment – 1.1%

Electronic Arts, Inc.	24,109	2,902,724

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2023

Investments	Shares	Value

Financial Services – 0.6%

Fiserv, Inc.*	14,238	$1,608,324

Food Products – 2.8%

Archer-Daniels-Midland Co.	10,548	795,530

Campbell Soup Co.	22,192	911,647

Conagra Brands, Inc.	33,483	918,104

General Mills, Inc.	14,295	914,737

Ingredion, Inc.	9,816	965,894

Kellogg Co.	15,971	950,434

Kraft Heinz Co.	31,046	1,044,388

Lamb Weston Holdings, Inc.	9,537	881,791

Total Food Products		7,382,525

Gas Utilities – 0.3%

Atmos Energy Corp.	7,960	843,203

Health Care Equipment & Supplies – 0.7%

Boston Scientific Corp.*	19,040	1,005,312

Zimmer Biomet Holdings, Inc.	7,643	857,697

Total Health Care Equipment & Supplies		1,863,009

Health Care Providers & Services – 6.0%

Cardinal Health, Inc.	11,505	998,864

Cencora, Inc.	6,417	1,154,867

Centene Corp.*	12,568	865,684

Chemed Corp.	2,150	1,117,355

Cigna Group	3,376	965,772

CVS Health Corp.	13,012	908,498

DaVita, Inc.*	5,430	513,298

Elevance Health, Inc.	2,061	897,401

Encompass Health Corp.	13,010	873,751

HCA Healthcare, Inc.	3,253	800,173

Henry Schein, Inc.*	13,299	987,451

Humana, Inc.	1,911	929,740

McKesson Corp.	2,622	1,140,177

Molina Healthcare, Inc.*	2,887	946,618

Option Care Health, Inc.*	17,116	553,703

Quest Diagnostics, Inc.	8,283	1,009,366

UnitedHealth Group, Inc.	2,137	1,077,454

Total Health Care Providers & Services		15,740,172

Hotel & Resort REITs – 0.3%

Host Hotels & Resorts, Inc.	52,583	845,009

Hotels, Restaurants & Leisure – 3.9%

Booking Holdings, Inc.*	319	983,780

Boyd Gaming Corp.	16,953	1,031,251

Chipotle Mexican Grill, Inc.*	502	919,579

Choice Hotels International, Inc.	8,562	1,048,931

Darden Restaurants, Inc.	9,449	1,353,286

Domino’s Pizza, Inc.	2,260	856,065

Expedia Group, Inc.*	5,844	602,341

Marriott International, Inc., Class A	5,221	1,026,240

Texas Roadhouse, Inc.	13,419	1,289,566

Wyndham Hotels & Resorts, Inc.	14,784	1,028,079

Total Hotels, Restaurants & Leisure		10,139,118

Household Durables – 1.4%

DR Horton, Inc.	8,179	878,997

Lennar Corp., Class A	8,280	929,264

PulteGroup, Inc.	12,833	950,284

Toll Brothers, Inc.	12,242	905,418

Total Household Durables		3,663,963

Household Products – 1.4%

Clorox Co.	5,449	714,146

Colgate-Palmolive Co.	13,236	941,212

Kimberly-Clark Corp.	8,228	994,354

Reynolds Consumer Products, Inc.	35,044	898,177

Total Household Products		3,547,889

Independent Power & Renewable Electricity Producers – 0.3%

Vistra Corp.	20,353	675,313

Insurance – 8.6%

Aflac, Inc.	26,260	2,015,455

Brown & Brown, Inc.	23,066	1,610,929

CNA Financial Corp.	49,967	1,966,201

Globe Life, Inc.	19,394	2,108,710

Kinsale Capital Group, Inc.	2,619	1,084,606

Loews Corp.	32,357	2,048,522

Markel Group, Inc.*	1,437	2,115,968

Reinsurance Group of America, Inc.	12,677	1,840,574

RLI Corp.	13,184	1,791,574

Selective Insurance Group, Inc.	19,300	1,991,181

Unum Group	33,796	1,662,425

W R Berkley Corp.	31,855	2,022,474

Total Insurance		22,258,619

IT Services – 7.6%

Akamai Technologies, Inc.*	26,818	2,857,189

Cognizant Technology Solutions Corp., Class A	36,677	2,484,500

EPAM Systems, Inc.*	6,019	1,538,998

Gartner, Inc.*	9,080	3,119,979

GoDaddy, Inc., Class A*	40,160	2,991,117

International Business Machines Corp.	24,493	3,436,368

VeriSign, Inc.*	16,041	3,248,784

Total IT Services		19,676,935

Life Sciences Tools & Services – 0.2%

Medpace Holdings, Inc.*	1,842	446,003

Machinery – 1.5%

Caterpillar, Inc.	2,863	781,599

Donaldson Co., Inc.	15,799	942,252

PACCAR, Inc.	12,657	1,076,098

Snap-on, Inc.	3,811	972,034

Total Machinery		3,771,983

Media – 4.5%

Comcast Corp., Class A	55,253	2,449,918

Fox Corp., Class A	85,034	2,653,061

Liberty Media Corp.-Liberty SiriusXM, Class C*	84,154	2,142,561

New York Times Co., Class A	52,240	2,152,288

Omnicom Group, Inc.	32,454	2,417,174

Total Media		11,815,002

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2023

Investments	Shares	Value

Metals & Mining – 1.0%

Commercial Metals Co.	15,098	$745,992

Reliance Steel & Aluminum Co.	4,216	1,105,562

Steel Dynamics, Inc.	6,610	708,724

Total Metals & Mining		2,560,278

Multi-Utilities – 0.4%

Consolidated Edison, Inc.	11,441	978,549

Oil, Gas & Consumable Fuels – 4.5%

Chesapeake Energy Corp.(a)	10,178	877,649

Chord Energy Corp.	5,116	829,150

ConocoPhillips	7,166	858,487

Coterra Energy, Inc.	30,598	827,676

EOG Resources, Inc.	6,532	827,996

EQT Corp.	16,586	673,060

Exxon Mobil Corp.	10,531	1,238,235

HF Sinclair Corp.	15,178	864,084

Marathon Petroleum Corp.	7,327	1,108,868

PBF Energy, Inc., Class A	15,349	821,632

Phillips 66	8,783	1,055,277

Southwestern Energy Co.*	106,626	687,738

Valero Energy Corp.	6,918	980,350

Total Oil, Gas & Consumable Fuels		11,650,202

Passenger Airlines – 0.2%

United Airlines Holdings, Inc.*	13,004	550,069

Pharmaceuticals – 2.4%

Bristol-Myers Squibb Co.	19,869	1,153,197

Eli Lilly & Co.	1,410	757,353

Johnson & Johnson	7,019	1,093,209

Merck & Co., Inc.	9,915	1,020,749

Organon & Co.	31,794	551,944

Pfizer, Inc.	29,451	976,890

Viatris, Inc.	78,315	772,186

Total Pharmaceuticals		6,325,528

Professional Services – 1.4%

CACI International, Inc., Class A*	3,337	1,047,584

Leidos Holdings, Inc.	9,589	883,722

Science Applications International Corp.	9,697	1,023,421

TriNet Group, Inc.*	6,276	731,029

Total Professional Services		3,685,756

Retail REITs – 0.4%

NNN REIT, Inc.	32,814	1,159,647

Semiconductors & Semiconductor Equipment – 1.5%

Broadcom, Inc.	2,561	2,127,116

Rambus, Inc.*	29,423	1,641,509

Total Semiconductors & Semiconductor Equipment		3,768,625

Software – 9.3%

AppLovin Corp., Class A*	34,046	1,360,478

CCC Intelligent Solutions Holdings, Inc.*	264,855	3,535,814

Dropbox, Inc., Class A*	97,573	2,656,913

Fair Isaac Corp.*	2,051	1,781,355

Fortinet, Inc.*	26,261	1,540,995

New Relic, Inc.*	19,740	1,690,139

Oracle Corp.	23,948	2,536,572

Palo Alto Networks, Inc.*	7,344	1,721,727

Qualys, Inc.*	13,063	1,992,761

Salesforce, Inc.*	9,583	1,943,241

VMware, Inc., Class A*	21,376	3,558,677

Total Software		24,318,672

Specialized REITs – 1.2%

CubeSmart	23,100	880,803

Gaming & Leisure Properties, Inc.	25,132	1,144,762

VICI Properties, Inc.	37,996	1,105,684

Total Specialized REITs		3,131,249

Specialty Retail – 4.0%

AutoNation, Inc.*	4,561	690,535

AutoZone, Inc.*	511	1,297,935

Dick’s Sporting Goods, Inc.	5,685	617,277

Murphy USA, Inc.	4,090	1,397,676

O’Reilly Automotive, Inc.*	1,496	1,359,655

Penske Automotive Group, Inc.	5,384	899,451

TJX Cos., Inc.	14,473	1,286,360

Tractor Supply Co.	5,221	1,060,124

Ulta Beauty, Inc.*	2,884	1,152,014

Williams-Sonoma, Inc.	4,882	758,663

Total Specialty Retail		10,519,690

Technology Hardware, Storage & Peripherals – 1.7%

NetApp, Inc.	35,630	2,703,604

Super Micro Computer, Inc.*	6,004	1,646,417

Total Technology Hardware, Storage & Peripherals		4,350,021

Tobacco – 0.4%

Altria Group, Inc.	23,839	1,002,430

Trading Companies & Distributors – 0.7%

Applied Industrial Technologies, Inc.	5,103	788,975

MSC Industrial Direct Co., Inc., Class A	11,612	1,139,718

Total Trading Companies & Distributors		1,928,693

Wireless Telecommunication Services – 1.2%

T-Mobile U.S., Inc.*	22,352	3,130,398

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $248,129,179)		260,120,633

Other Assets less Liabilities – 0.1%		250,786

NET ASSETS – 100.0%		$260,371,419
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan was $874,372 and the total market value of the collateral held by the Fund was $898,058, which was entirely composed of non-cash U.S. Government securities.

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$260,120,633	$—	$—	$260,120,633
Total Investments in Securities	$260,120,633	$—	$—	$260,120,633

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.5%

BWX Technologies, Inc.	45,901	$3,441,657

Curtiss-Wright Corp.	10,050	1,966,082

General Dynamics Corp.	181,665	40,142,515

HEICO Corp.	15,796	2,557,846

Hexcel Corp.	16,118	1,049,927

Howmet Aerospace, Inc.	60,266	2,787,303

Huntington Ingalls Industries, Inc.	27,942	5,716,374

Lockheed Martin Corp.	208,916	85,438,287

Textron, Inc.	30,888	2,413,588

Woodward, Inc.	12,082	1,501,309

Total Aerospace & Defense		147,014,888

Air Freight & Logistics – 1.9%

FedEx Corp.	218,574	57,904,624

United Parcel Service, Inc., Class B	797,807	124,354,177

Total Air Freight & Logistics		182,258,801

Automobile Components – 0.2%

BorgWarner, Inc.	126,058	5,088,961

Gentex Corp.	134,684	4,382,617

Lear Corp.	40,708	5,463,014

Total Automobile Components		14,934,592

Banks – 2.5%

First Citizens BancShares, Inc., Class A	2,771	3,824,257

First Interstate BancSystem, Inc., Class A	134,136	3,345,352

M&T Bank Corp.	164,981	20,861,848

U.S. Bancorp	2,086,657	68,984,880

Wells Fargo & Co.	3,407,072	139,212,962

Western Alliance Bancorp	85,158	3,914,713

Total Banks		240,144,012

Beverages – 4.5%

Brown-Forman Corp., Class B	170,031	9,809,089

Coca-Cola Co.	3,878,415	217,113,672

Coca-Cola Consolidated, Inc.	1,198	762,311

Constellation Brands, Inc., Class A	74,149	18,635,868

PepsiCo, Inc.	1,119,862	189,749,417

Total Beverages		436,070,357

Biotechnology – 1.3%

Amgen, Inc.	469,352	126,143,044

Broadline Retail – 0.2%

eBay, Inc.	352,616	15,546,839

Building Products – 0.4%

A O Smith Corp.	82,825	5,477,217

AAON, Inc.	9,187	522,465

Advanced Drainage Systems, Inc.	17,677	2,012,173

Carlisle Cos., Inc.	19,112	4,954,977

Carrier Global Corp.	381,778	21,074,146

Lennox International, Inc.	19,926	7,461,091

Total Building Products		41,502,069

Capital Markets – 5.0%

Ameriprise Financial, Inc.	54,452	17,951,735

Bank of New York Mellon Corp.	870,337	37,119,873

Charles Schwab Corp.	635,563	34,892,409

Evercore, Inc., Class A	35,574	4,904,943

FactSet Research Systems, Inc.	10,036	4,388,341

Goldman Sachs Group, Inc.	296,169	95,831,403

Houlihan Lokey, Inc.	32,922	3,526,605

Interactive Brokers Group, Inc., Class A	21,133	1,829,272

Jefferies Financial Group, Inc.	233,957	8,569,845

LPL Financial Holdings, Inc.	15,850	3,766,753

MarketAxess Holdings, Inc.	11,451	2,446,392

Moody’s Corp.	57,921	18,312,883

Morgan Stanley	1,889,917	154,349,521

Morningstar, Inc.	8,095	1,896,173

MSCI, Inc.	26,164	13,424,225

Nasdaq, Inc.	179,907	8,741,681

S&P Global, Inc.	102,693	37,525,049

SEI Investments Co.	63,862	3,846,408

Stifel Financial Corp.	64,517	3,963,925

T Rowe Price Group, Inc.	280,462	29,412,050

Total Capital Markets		486,699,486

Chemicals – 1.7%

Air Products & Chemicals, Inc.	148,460	42,073,564

Celanese Corp.(a)	88,108	11,059,316

Chemours Co.	163,248	4,579,106

Corteva, Inc.	209,552	10,720,680

DuPont de Nemours, Inc.	301,012	22,452,485

Ecolab, Inc.	124,617	21,110,120

FMC Corp.	68,938	4,616,778

H B Fuller Co.	13,024	893,577

PPG Industries, Inc.	144,092	18,703,142

RPM International, Inc.	73,072	6,927,956

Sherwin-Williams Co.	78,874	20,116,814

Total Chemicals		163,253,538

Commercial Services & Supplies – 0.8%

Cintas Corp.	33,797	16,256,695

MSA Safety, Inc.	18,007	2,838,803

Republic Services, Inc.	146,329	20,853,346

Rollins, Inc.	212,694	7,939,867

Tetra Tech, Inc.	12,205	1,855,526

Waste Management, Inc.	205,915	31,389,683

Total Commercial Services & Supplies		81,133,920

Communications Equipment – 2.6%

Cisco Systems, Inc.	4,114,354	221,187,671

Juniper Networks, Inc.	259,197	7,203,085

Motorola Solutions, Inc.	71,922	19,580,045

Total Communications Equipment		247,970,801

Construction & Engineering – 0.1%

Comfort Systems USA, Inc.	7,033	1,198,493

EMCOR Group, Inc.	6,251	1,315,148

MDU Resources Group, Inc.	183,105	3,585,196

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2023

Investments	Shares	Value

Quanta Services, Inc.	22,023	$4,119,843

Valmont Industries, Inc.	6,695	1,608,206

Total Construction & Engineering		11,826,886

Construction Materials – 0.2%

Eagle Materials, Inc.	11,321	1,885,173

Martin Marietta Materials, Inc.	15,611	6,408,003

Vulcan Materials Co.	36,651	7,404,235

Total Construction Materials		15,697,411

Consumer Finance – 0.6%

American Express Co.	328,773	49,049,644

FirstCash Holdings, Inc.	19,381	1,945,465

SLM Corp.	200,610	2,732,308

Total Consumer Finance		53,727,417

Consumer Staples Distribution & Retail – 3.6%

Costco Wholesale Corp.	104,573	59,079,562

Dollar General Corp.	64,534	6,827,697

Sysco Corp.	384,483	25,395,102

Target Corp.	417,011	46,108,906

Walmart, Inc.	1,305,246	208,747,993

Total Consumer Staples Distribution & Retail		346,159,260

Containers & Packaging – 0.2%

AptarGroup, Inc.	30,059	3,758,577

Avery Dennison Corp.	42,694	7,798,913

Berry Global Group, Inc.	63,779	3,948,558

Graphic Packaging Holding Co.	183,346	4,084,949

Sealed Air Corp.	62,763	2,062,392

Total Containers & Packaging		21,653,389

Distributors – 0.3%

Genuine Parts Co.	90,306	13,038,380

LKQ Corp.	169,965	8,414,967

Pool Corp.	15,749	5,608,219

Total Distributors		27,061,566

Electrical Equipment – 0.8%

AMETEK, Inc.	52,595	7,771,437

Emerson Electric Co.	422,481	40,798,990

Hubbell, Inc.	34,680	10,869,059

Rockwell Automation, Inc.	66,438	18,992,631

Vertiv Holdings Co.	66,654	2,479,529

Total Electrical Equipment		80,911,646

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp., Class A	198,094	16,637,915

CDW Corp.	52,685	10,629,725

Cognex Corp.	36,740	1,559,246

Crane NXT Co.	36,076	2,004,743

Jabil, Inc.	21,920	2,781,429

TD SYNNEX Corp.	37,581	3,752,839

Total Electronic Equipment, Instruments & Components		37,365,897

Energy Equipment & Services – 0.2%

ChampionX Corp.	69,189	2,464,512

Halliburton Co.	382,537	15,492,748

NOV, Inc.	119,095	2,489,086

Patterson-UTI Energy, Inc.	130,367	1,804,279

Total Energy Equipment & Services		22,250,625

Entertainment – 0.1%

Electronic Arts, Inc.	52,289	6,295,596

Financial Services – 1.8%

Jack Henry & Associates, Inc.	24,368	3,682,980

Mastercard, Inc., Class A	170,118	67,351,417

Visa, Inc., Class A	443,661	102,046,467

Total Financial Services		173,080,864

Food Products – 1.0%

Campbell Soup Co.	276,845	11,372,792

General Mills, Inc.	475,437	30,423,214

Hershey Co.	85,761	17,159,061

Ingredion, Inc.	64,981	6,394,130

Lamb Weston Holdings, Inc.	48,985	4,529,153

Lancaster Colony Corp.	14,225	2,347,552

McCormick & Co., Inc., Non-Voting Shares	158,450	11,985,158

Tyson Foods, Inc., Class A	292,437	14,765,144

Total Food Products		98,976,204

Gas Utilities – 0.2%

National Fuel Gas Co.	82,033	4,258,333

Southwest Gas Holdings, Inc.	74,873	4,523,078

UGI Corp.	248,597	5,717,731

Total Gas Utilities		14,499,142

Ground Transportation – 1.7%

CSX Corp.	852,725	26,221,294

Landstar System, Inc.	9,433	1,669,075

Norfolk Southern Corp.	149,626	29,465,848

Old Dominion Freight Line, Inc.	19,035	7,787,980

Union Pacific Corp.	490,686	99,918,390

Total Ground Transportation		165,062,587

Health Care Equipment & Supplies – 0.5%

Cooper Cos., Inc.	8,376	2,663,652

ResMed, Inc.	38,974	5,763,085

Stryker Corp.	143,724	39,275,458

Teleflex, Inc.	11,279	2,215,308

Total Health Care Equipment & Supplies		49,917,503

Health Care Providers & Services – 3.6%

Cardinal Health, Inc.	219,140	19,025,735

Cencora, Inc.	76,047	13,686,179

Chemed Corp.	2,586	1,343,944

Cigna Group	136,078	38,927,833

Elevance Health, Inc.	75,882	33,040,540

Encompass Health Corp.	41,620	2,795,199

Ensign Group, Inc.	5,603	520,687

HCA Healthcare, Inc.	86,454	21,265,955

Humana, Inc.	23,859	11,607,881

McKesson Corp.	26,207	11,396,114

UnitedHealth Group, Inc.	372,921	188,023,039

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2023

Investments	Shares	Value

Universal Health Services, Inc., Class B	14,423	$1,813,404

Total Health Care Providers & Services		343,446,510

Health Care REITs – 0.2%

Ventas, Inc.	507,809	21,393,993

Hotels, Restaurants & Leisure – 3.1%

Aramark	85,204	2,956,579

Churchill Downs, Inc.	21,211	2,461,324

Darden Restaurants, Inc.	134,567	19,272,686

Domino’s Pizza, Inc.	15,183	5,751,169

Hilton Worldwide Holdings, Inc.	46,877	7,039,988

Marriott International, Inc., Class A	99,994	19,654,821

McDonald’s Corp.	529,530	139,499,383

Starbucks Corp.	756,369	69,033,799

Texas Roadhouse, Inc.	45,874	4,408,491

Vail Resorts, Inc.(a)	39,714	8,812,139

Wendy’s Co.	165,220	3,372,140

Yum! Brands, Inc.	157,173	19,637,195

Total Hotels, Restaurants & Leisure		301,899,714

Household Durables – 0.2%

DR Horton, Inc.	129,892	13,959,493

Household Products – 3.9%

Church & Dwight Co., Inc.	101,513	9,301,636

Colgate-Palmolive Co.	650,612	46,265,019

Kimberly-Clark Corp.	367,884	44,458,782

Procter & Gamble Co.	1,887,734	275,344,881

Total Household Products		375,370,318

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp.	499,493	7,592,294

Ormat Technologies, Inc.	14,896	1,041,528

Total Independent Power & Renewable Electricity Producers		8,633,822

Industrial Conglomerates – 1.8%

3M Co.	832,616	77,949,510

General Electric Co.	186,619	20,630,730

Honeywell International, Inc.	415,567	76,771,848

Total Industrial Conglomerates		175,352,088

Insurance – 2.2%

American International Group, Inc.	496,485	30,086,991

Arthur J Gallagher & Co.	71,321	16,256,196

Assurant, Inc.	37,660	5,407,223

Brown & Brown, Inc.	68,805	4,805,341

Cincinnati Financial Corp.	126,711	12,961,268

CNA Financial Corp.	336,881	13,256,267

Erie Indemnity Co., Class A	27,586	8,104,491

First American Financial Corp.	128,809	7,276,420

Globe Life, Inc.	27,836	3,026,608

Hanover Insurance Group, Inc.	29,248	3,245,943

Hartford Financial Services Group, Inc.	245,878	17,435,209

Kinsale Capital Group, Inc.	3,577	1,481,343

Marsh & McLennan Cos., Inc.	225,019	42,821,116

Primerica, Inc.	18,119	3,515,267

Progressive Corp.	102,760	14,314,468

Selective Insurance Group, Inc.	21,450	2,212,996

Travelers Cos., Inc.	146,738	23,963,783

W R Berkley Corp.	44,797	2,844,162

Total Insurance		213,015,092

IT Services – 0.2%

Cognizant Technology Solutions Corp., Class A	296,167	20,062,353

Leisure Products – 0.2%

Brunswick Corp.	47,886	3,782,994

Hasbro, Inc.	194,185	12,843,396

Polaris, Inc.	46,145	4,805,540

Total Leisure Products		21,431,930

Life Sciences Tools & Services – 0.5%

Agilent Technologies, Inc.	57,703	6,452,350

Bruker Corp.	26,193	1,631,824

Thermo Fisher Scientific, Inc.	64,649	32,723,384

West Pharmaceutical Services, Inc.	12,871	4,829,328

Total Life Sciences Tools & Services		45,636,886

Machinery – 3.3%

Allison Transmission Holdings, Inc.	46,796	2,763,772

Caterpillar, Inc.	347,552	94,881,696

Cummins, Inc.	119,273	27,249,110

Deere & Co.	101,631	38,353,507

Donaldson Co., Inc.	68,114	4,062,319

Dover Corp.	60,557	8,448,307

Flowserve Corp.	100,997	4,016,651

Graco, Inc.	66,877	4,873,996

IDEX Corp.	28,057	5,836,417

Illinois Tool Works, Inc.	231,097	53,223,950

ITT, Inc.	26,638	2,608,127

Lincoln Electric Holdings, Inc.	34,469	6,266,119

Nordson Corp.	19,361	4,320,794

Oshkosh Corp.	40,115	3,828,174

Parker-Hannifin Corp.	74,160	28,886,803

Snap-on, Inc.	48,755	12,435,450

Timken Co.	46,579	3,423,091

Toro Co.	39,005	3,241,315

Xylem, Inc.	67,131	6,110,935

Total Machinery		314,830,533

Media – 0.2%

New York Times Co., Class A	79,246	3,264,935

News Corp., Class A	193,697	3,885,562

Nexstar Media Group, Inc.	25,283	3,624,824

Sirius XM Holdings, Inc.(a)	2,103,840	9,509,357

TEGNA, Inc.	154,217	2,246,941

Total Media		22,531,619

Metals & Mining – 0.0%

Royal Gold, Inc.	26,610	2,829,441

Multi-Utilities – 0.2%

CMS Energy Corp.	292,209	15,519,220

Oil, Gas & Consumable Fuels – 0.4%

Comstock Resources, Inc.	246,796	2,722,160

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2023

Investments	Shares	Value

EQT Corp.	188,776	$7,660,530

Murphy Oil Corp.	116,527	5,284,499

Ovintiv, Inc.	152,193	7,239,821

Targa Resources Corp.	133,971	11,483,994

Texas Pacific Land Corp.	1,964	3,581,472

Total Oil, Gas & Consumable Fuels		37,972,476

Paper & Forest Products – 0.0%

Louisiana-Pacific Corp.	33,302	1,840,602

Personal Care Products – 0.1%

Estee Lauder Cos., Inc., Class A	85,258	12,324,044

Pharmaceuticals – 7.8%

Eli Lilly & Co.	327,070	175,679,109

Johnson & Johnson	2,144,182	333,956,347

Merck & Co., Inc.	2,177,106	224,133,063

Zoetis, Inc.	126,985	22,092,850

Total Pharmaceuticals		755,861,369

Professional Services – 1.6%

Automatic Data Processing, Inc.	254,528	61,234,346

Booz Allen Hamilton Holding Corp.	70,599	7,714,353

Broadridge Financial Solutions, Inc.	76,111	13,627,675

Equifax, Inc.	33,123	6,067,471

Exponent, Inc.	15,390	1,317,384

Insperity, Inc.	21,722	2,120,067

Jacobs Solutions, Inc.	28,128	3,839,472

KBR, Inc.	36,397	2,145,239

Leidos Holdings, Inc.	60,236	5,551,350

Maximus, Inc.	24,752	1,848,479

Paychex, Inc.	294,825	34,002,167

Robert Half, Inc.	79,549	5,829,351

Verisk Analytics, Inc.	32,538	7,686,777

Total Professional Services		152,984,131

Semiconductors & Semiconductor Equipment – 9.3%

Applied Materials, Inc.	272,809	37,770,406

Broadcom, Inc.	405,794	337,044,381

KLA Corp.	61,961	28,419,032

Lam Research Corp.	66,955	41,965,385

Micron Technology, Inc.	300,237	20,425,123

Monolithic Power Systems, Inc.	12,186	5,629,932

NVIDIA Corp.	419,332	182,405,227

QUALCOMM, Inc.	883,155	98,083,194

Skyworks Solutions, Inc.	138,748	13,679,165

Teradyne, Inc.	30,206	3,034,495

Texas Instruments, Inc.	818,352	130,126,152

Universal Display Corp.	15,701	2,464,900

Total Semiconductors & Semiconductor Equipment		901,047,392

Software – 10.7%

Bentley Systems, Inc., Class B	47,466	2,380,894

Dolby Laboratories, Inc., Class A	24,841	1,968,898

Gen Digital, Inc.	472,682	8,357,018

Intuit, Inc.	71,221	36,389,658

Microsoft Corp.	2,627,661	829,683,961

Oracle Corp.	1,408,033	149,138,855

Roper Technologies, Inc.	20,892	10,117,578

Total Software		1,038,036,862

Specialized REITs – 0.8%

Extra Space Storage, Inc.	163,745	19,908,117

Lamar Advertising Co., Class A	130,225	10,869,881

Public Storage	160,205	42,217,222

SBA Communications Corp.	34,213	6,848,416

Total Specialized REITs		79,843,636

Specialty Retail – 4.5%

Academy Sports & Outdoors, Inc.	19,177	906,497

Advance Auto Parts, Inc.	61,958	3,465,311

Best Buy Co., Inc.	303,465	21,081,713

Dick’s Sporting Goods, Inc.	32,403	3,518,318

Home Depot, Inc.	784,498	237,043,916

Lowe’s Cos., Inc.	400,154	83,168,007

Ross Stores, Inc.	119,941	13,547,336

TJX Cos., Inc.	557,747	49,572,553

Tractor Supply Co.	58,076	11,792,332

Williams-Sonoma, Inc.	59,864	9,302,866

Total Specialty Retail		433,398,849

Technology Hardware, Storage & Peripherals – 6.2%

Apple, Inc.	3,233,084	553,536,312

HP, Inc.	1,188,173	30,536,046

NetApp, Inc.	217,043	16,469,223

Total Technology Hardware, Storage & Peripherals		600,541,581

Textiles, Apparel & Luxury Goods – 0.6%

Columbia Sportswear Co.	23,670	1,753,947

NIKE, Inc., Class B	504,487	48,239,047

Ralph Lauren Corp.	39,891	4,630,946

Tapestry, Inc.	259,165	7,450,994

Total Textiles, Apparel & Luxury Goods		62,074,934

Tobacco – 3.3%

Altria Group, Inc.	2,665,443	112,081,878

Philip Morris International, Inc.	2,243,966	207,746,372

Total Tobacco		319,828,250

Trading Companies & Distributors – 0.5%

Applied Industrial Technologies, Inc.	9,347	1,445,140

Fastenal Co.	444,024	24,261,471

Herc Holdings, Inc.	17,460	2,076,692

MSC Industrial Direct Co., Inc., Class A	53,050	5,206,858

WW Grainger, Inc.	20,315	14,054,730

Total Trading Companies & Distributors		47,044,891

Water Utilities – 0.0%

American States Water Co.	17,597	1,384,532
TOTAL COMMON STOCKS (Cost: $8,811,568,431)		9,647,254,901

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2023

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $9,953,796)	9,953,796	$9,953,796

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $8,821,522,227)		9,657,208,697

Other Assets less Liabilities – 0.1%		8,004,265

NET ASSETS – 100.0%		$9,665,212,962
(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,190,025 and the total market value of the collateral held by the Fund was $29,947,461. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,993,665.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,647,254,901	$—	$—	$9,647,254,901
Investment of Cash Collateral for Securities Loaned	—	9,953,796	—	9,953,796
Total Investments in Securities	$9,647,254,901	$9,953,796	$—	$9,657,208,697

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Growth Fund (QGRW)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 100.0%

United States – 100.0%

Aerospace & Defense – 0.2%

Axon Enterprise, Inc.*	398	$79,198

Air Freight & Logistics – 1.6%

CH Robinson Worldwide, Inc.	618	53,228

Expeditors International of Washington, Inc.	804	92,162

United Parcel Service, Inc., Class B	4,580	713,885

Total Air Freight & Logistics		859,275

Automobiles – 4.5%

Tesla, Inc.*	9,728	2,434,140

Beverages – 0.6%

Monster Beverage Corp.*	5,643	298,797

Biotechnology – 1.4%

Incyte Corp.*	1,169	67,533

Seagen, Inc.*	1,004	212,999

Vertex Pharmaceuticals, Inc.*	1,356	471,535

Total Biotechnology		752,067

Broadline Retail – 5.1%

Amazon.com, Inc.*	21,719	2,760,919

Building Products – 0.2%

Builders FirstSource, Inc.*	684	85,151

Capital Markets – 3.7%

Blackstone, Inc.	6,361	681,517

FactSet Research Systems, Inc.	201	87,889

LPL Financial Holdings, Inc.	404	96,011

Moody’s Corp.	978	309,214

MSCI, Inc.	421	216,007

S&P Global, Inc.	1,704	622,659

Total Capital Markets		2,013,297

Chemicals – 0.6%

Celanese Corp.	549	68,910

CF Industries Holdings, Inc.	1,016	87,112

Dow, Inc.	3,612	186,235

Total Chemicals		342,257

Commercial Services & Supplies – 0.6%

Copart, Inc.*	5,146	221,741

Rollins, Inc.	2,630	98,178

Total Commercial Services & Supplies		319,919

Communications Equipment – 0.6%

Arista Networks, Inc.*	1,708	314,152

Distributors – 0.1%

Pool Corp.	201	71,576

Entertainment – 1.9%

Netflix, Inc.*	2,424	915,302

Take-Two Interactive Software, Inc.*	913	128,176

Total Entertainment		1,043,478

Financial Services – 6.4%

Block, Inc.*	3,167	140,171

Mastercard, Inc., Class A	3,748	1,483,871

Visa, Inc., Class A	8,045	1,850,431

Total Financial Services		3,474,473

Ground Transportation – 0.6%

JB Hunt Transport Services, Inc.	555	104,629

Old Dominion Freight Line, Inc.	588	240,574

Total Ground Transportation		345,203

Health Care Equipment & Supplies – 2.6%

Align Technology, Inc.*	405	123,655

Dexcom, Inc.*	2,026	189,026

Edwards Lifesciences Corp.*	3,261	225,922

IDEXX Laboratories, Inc.*	450	196,772

Insulet Corp.*	357	56,938

Intuitive Surgical, Inc.*	1,891	552,720

Penumbra, Inc.*	207	50,075

Total Health Care Equipment & Supplies		1,395,108

Health Care Providers & Services – 3.6%

Molina Healthcare, Inc.*	316	103,613

UnitedHealth Group, Inc.	3,618	1,824,160

Total Health Care Providers & Services		1,927,773

Health Care Technology – 0.3%

Veeva Systems, Inc., Class A*	871	177,205

Hotels, Restaurants & Leisure – 2.2%

Chipotle Mexican Grill, Inc.*	150	274,775

DoorDash, Inc., Class A*	2,092	166,251

Starbucks Corp.	6,071	554,100

Yum! Brands, Inc.	1,479	184,786

Total Hotels, Restaurants & Leisure		1,179,912

Household Durables – 1.0%

DR Horton, Inc.	1,791	192,479

Lennar Corp., Class A	1,502	168,569

NVR, Inc.*	16	95,413

PulteGroup, Inc.	1,174	86,935

Total Household Durables		543,396

Insurance – 0.8%

Progressive Corp.	3,144	437,959

Interactive Media & Services – 10.6%

Alphabet, Inc., Class A*	27,002	3,533,482

Meta Platforms, Inc., Class A*	6,892	2,069,047

Pinterest, Inc., Class A*	3,672	99,254

Total Interactive Media & Services		5,701,783

IT Services – 0.6%

EPAM Systems, Inc.*	314	80,287

Gartner, Inc.*	417	143,285

VeriSign, Inc.*	547	110,784

Total IT Services		334,356

Life Sciences Tools & Services – 0.5%

Mettler-Toledo International, Inc.*	121	134,077

West Pharmaceutical Services, Inc.	397	148,958

Total Life Sciences Tools & Services		283,035

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Growth Fund (QGRW)

September 30, 2023

Investments	Shares	Value

Media – 0.4%

Trade Desk, Inc., Class A*	2,617	$204,519

Metals & Mining – 0.5%

Nucor Corp.	1,273	199,034

Steel Dynamics, Inc.	860	92,209

Total Metals & Mining		291,243

Oil, Gas & Consumable Fuels – 0.2%

Coterra Energy, Inc.	3,947	106,766

Pharmaceuticals – 0.8%

Zoetis, Inc.	2,408	418,944

Professional Services – 0.5%

Paycom Software, Inc.	315	81,670

Verisk Analytics, Inc.	778	183,795

Total Professional Services		265,465

Semiconductors & Semiconductor Equipment – 12.5%

Advanced Micro Devices, Inc.*	8,827	907,592

Applied Materials, Inc.	4,536	628,009

Enphase Energy, Inc.*	735	88,310

Entegris, Inc.	810	76,067

KLA Corp.	730	334,822

Lam Research Corp.	738	462,556

Monolithic Power Systems, Inc.	259	119,658

NVIDIA Corp.	7,191	3,128,013

ON Semiconductor Corp.*	2,360	219,362

QUALCOMM, Inc.	6,027	669,359

Teradyne, Inc.	825	82,880

Total Semiconductors & Semiconductor Equipment		6,716,628

Software – 19.4%

Adobe, Inc.*	2,423	1,235,488

Autodesk, Inc.*	1,156	239,188

Bentley Systems, Inc., Class B	1,569	78,701

Cadence Design Systems, Inc.*	1,493	349,810

Crowdstrike Holdings, Inc., Class A*	1,336	223,620

Datadog, Inc., Class A*	1,681	153,122

DocuSign, Inc.*	1,090	45,780

Dynatrace, Inc.*	1,548	72,338

Fair Isaac Corp.*	134	116,383

Fortinet, Inc.*	4,274	250,798

HubSpot, Inc.*	265	130,513

Intuit, Inc.	1,487	759,768

Microsoft Corp.	18,475	5,833,481

Palo Alto Networks, Inc.*	1,641	384,716

ServiceNow, Inc.*	1,091	609,825

Total Software		10,483,531

Specialized REITs – 0.5%

Public Storage	935	246,391

Specialty Retail – 2.6%

AutoZone, Inc.*	99	251,459

Lowe’s Cos., Inc.	3,123	649,084

O’Reilly Automotive, Inc.*	330	299,924

Tractor Supply Co.	583	118,378

Ulta Beauty, Inc.*	259	103,458

Total Specialty Retail		1,422,303

Technology Hardware, Storage & Peripherals – 12.2%

Apple, Inc.	37,822	6,475,505

Super Micro Computer, Inc.*	292	80,072

Total Technology Hardware, Storage & Peripherals		6,555,577

Textiles, Apparel & Luxury Goods – 0.1%

Deckers Outdoor Corp.*	140	71,973

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $51,328,013)		53,957,769

Other Assets less Liabilities – 0.0%		21,262

NET ASSETS – 100.0%		$53,979,031
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$53,957,769	$—	$—	$53,957,769
Total Investments in Securities	$53,957,769	$—	$—	$53,957,769

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.0%

Aerospace & Defense – 0.8%

Cadre Holdings, Inc.(a)	88,061	$2,346,826

Kaman Corp.	142,320	2,796,588

Moog, Inc., Class A	42,744	4,828,362

National Presto Industries, Inc.(a)	27,474	1,990,766

Park Aerospace Corp.	88,360	1,372,231

Total Aerospace & Defense		13,334,773

Air Freight & Logistics – 0.1%

Forward Air Corp.	37,472	2,575,825

Automobile Components – 1.3%

Dana, Inc.	318,287	4,669,270

LCI Industries(a)	82,041	9,633,254

Patrick Industries, Inc.(a)	73,129	5,489,063

Standard Motor Products, Inc.	79,535	2,673,967

Total Automobile Components		22,465,554

Automobiles – 0.3%

Winnebago Industries, Inc.(a)	80,316	4,774,786

Banks – 12.6%

1st Source Corp.	43,928	1,848,930

Amalgamated Financial Corp.	38,698	666,380

Amerant Bancorp, Inc.(a)	25,864	451,068

Arrow Financial Corp.(a)	27,043	460,265

Atlantic Union Bankshares Corp.(a)	137,376	3,953,681

Banc of California, Inc.	52,074	644,676

BancFirst Corp.	46,334	4,018,548

Bank First Corp.(a)	6,428	495,920

Bank of Hawaii Corp.(a)	78,978	3,924,417

Bank of Marin Bancorp(a)	14,861	271,659

Bank7 Corp.	22,823	513,746

BankUnited, Inc.	185,157	4,203,064

Banner Corp.	72,926	3,090,604

Bar Harbor Bankshares	18,925	447,198

BCB Bancorp, Inc.	38,375	427,497

Berkshire Hills Bancorp, Inc.	46,468	931,683

Brookline Bancorp, Inc.	256,516	2,336,861

Business First Bancshares, Inc.	22,558	423,188

Byline Bancorp, Inc.	38,654	761,870

Cambridge Bancorp(a)	15,918	991,532

Camden National Corp.	29,627	836,074

Capital Bancorp, Inc.	1,815	34,721

Capital City Bank Group, Inc.	21,799	650,264

Capitol Federal Financial, Inc.(a)	277,924	1,325,697

Capstar Financial Holdings, Inc.	21,505	305,156

Cathay General Bancorp	197,982	6,881,854

Central Pacific Financial Corp.	98,569	1,644,131

CF Bankshares, Inc.	2,590	43,823

Citizens & Northern Corp.(a)	46,676	819,164

Citizens Community Bancorp, Inc.	3,855	37,008

City Holding Co.(a)	34,888	3,152,131

CNB Financial Corp.(a)	24,079	436,071

Colony Bankcorp, Inc.	29,264	292,494

Columbia Banking System, Inc.	163,356	3,316,127

Community Bank System, Inc.	81,134	3,424,666

Community Trust Bancorp, Inc.	47,183	1,616,490

ConnectOne Bancorp, Inc.	40,136	715,625

Dime Community Bancshares, Inc.	75,912	1,515,204

Eagle Bancorp Montana, Inc.	4,268	50,448

Eagle Bancorp, Inc.	60,908	1,306,477

Eastern Bankshares, Inc.	197,142	2,472,161

Enterprise Bancorp, Inc.	16,504	451,880

Enterprise Financial Services Corp.	50,010	1,875,375

Equity Bancshares, Inc., Class A	6,591	158,645

ESSA Bancorp, Inc.	20,926	314,099

Farmers National Banc Corp.	94,768	1,095,518

FB Financial Corp.	38,102	1,080,573

Fidelity D&D Bancorp, Inc.(a)	4,700	213,380

Financial Institutions, Inc.	24,840	418,057

First Bancorp	47,383	1,333,358

First Bancorp, Inc.	36,395	855,282

First Bancshares, Inc.	18,179	490,288

First Bank	11,701	126,137

First Busey Corp.	91,582	1,760,206

First Business Financial Services, Inc.	9,589	287,766

First Commonwealth Financial Corp.	253,211	3,091,706

First Community Bankshares, Inc.	42,064	1,238,785

First Community Corp.	9,129	157,658

First Financial Bancorp	293,623	5,755,011

First Financial Corp.	19,937	674,070

First Foundation, Inc.	55,217	335,719

First Hawaiian, Inc.	311,564	5,623,730

First Internet Bancorp	7,415	120,197

First Merchants Corp.	90,678	2,522,662

First Mid Bancshares, Inc.(a)	14,811	393,380

First National Corp.	2,162	38,570

First Northwest Bancorp	8,654	106,185

First of Long Island Corp.(a)	26,832	308,836

First Savings Financial Group, Inc.	3,005	44,925

Flushing Financial Corp.	42,543	558,590

FS Bancorp, Inc.	12,713	375,033

Fulton Financial Corp.	497,177	6,020,813

German American Bancorp, Inc.	43,711	1,184,131

Great Southern Bancorp, Inc.	17,550	840,996

Greene County Bancorp, Inc.	20,813	500,553

Guaranty Bancshares, Inc.	21,619	620,249

Hanmi Financial Corp.	81,877	1,328,864

HarborOne Bancorp, Inc.(a)	25,143	239,361

Hawthorn Bancshares, Inc.(a)	7,500	121,875

HBT Financial, Inc.	78,142	1,425,310

Heartland Financial USA, Inc.	78,066	2,297,482

Heritage Commerce Corp.	109,316	925,907

Heritage Financial Corp.	44,979	733,607

Hilltop Holdings, Inc.	64,339	1,824,654

Hingham Institution for Savings(a)	1,842	343,994

Home Bancorp, Inc.	14,437	460,107

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2023

Investments	Shares	Value

HomeStreet, Inc.	29,732	$231,612

HomeTrust Bancshares, Inc.	15,954	345,723

Hope Bancorp, Inc.	265,319	2,348,073

Horizon Bancorp, Inc.	53,660	573,089

Independent Bank Corp.	55,291	1,014,037

Independent Bank Group, Inc.	50,113	1,981,969

International Bancshares Corp.	136,758	5,927,092

Investar Holding Corp.	2,908	30,796

Kearny Financial Corp.(a)	71,778	497,422

Lakeland Bancorp, Inc.	85,395	1,077,685

Lakeland Financial Corp.	40,409	1,917,811

Live Oak Bancshares, Inc.(a)	41,582	1,203,799

Macatawa Bank Corp.	91,774	822,295

Mercantile Bank Corp.	25,377	784,403

Meridian Corp.	15,068	147,591

Metrocity Bankshares, Inc.(a)	53,874	1,060,240

Mid Penn Bancorp, Inc.	17,201	346,256

Middlefield Banc Corp.	10,469	266,017

Midland States Bancorp, Inc.	62,756	1,289,008

MidWestOne Financial Group, Inc.	27,867	566,536

MVB Financial Corp.	18,168	410,233

National Bank Holdings Corp., Class A	40,264	1,198,257

NBT Bancorp, Inc.(a)	103,815	3,289,897

Northeast Bank (a)	4,963	218,868

Northeast Community Bancorp, Inc.	19,367	285,857

Northfield Bancorp, Inc.	67,444	637,346

Northrim Bancorp, Inc.	15,397	610,029

Northwest Bancshares, Inc.	360,566	3,688,590

OceanFirst Financial Corp.	89,297	1,292,128

Ohio Valley Banc Corp.	1,242	30,367

Old Second Bancorp, Inc.	23,804	323,972

OP Bancorp	40,220	368,013

Orange County Bancorp, Inc.	4,092	176,652

Origin Bancorp, Inc.(a)	28,651	827,154

Orrstown Financial Services, Inc.	26,314	552,857

Pacific Premier Bancorp, Inc.	317,750	6,914,240

PacWest Bancorp	293,809	2,324,029

Park National Corp.	39,090	3,694,787

Partners Bancorp	5,522	42,796

Pathward Financial, Inc.	26,899	1,239,775

PCB Bancorp(a)	35,910	554,809

Peapack-Gladstone Financial Corp.(a)	9,237	236,929

Peoples Bancorp of North Carolina, Inc.	9,048	203,399

Peoples Bancorp, Inc.	113,873	2,890,097

Peoples Financial Services Corp.	11,841	474,824

Plumas Bancorp	7,250	247,515

Preferred Bank	22,867	1,423,471

Premier Financial Corp.	67,305	1,148,223

Primis Financial Corp.(a)	64,427	525,080

Princeton Bancorp, Inc.	8,291	240,356

Provident Bancorp, Inc.*	25,817	250,167

Provident Financial Services, Inc.	182,402	2,788,927

QCR Holdings, Inc.(a)	14,095	683,889

RBB Bancorp	34,888	445,869

Red River Bancshares, Inc.(a)	3,281	150,795

Renasant Corp.	65,729	1,721,443

Republic Bancorp, Inc., Class A(a)	33,046	1,455,676

S&T Bancorp, Inc.	105,634	2,860,569

Sandy Spring Bancorp, Inc.	86,368	1,850,866

Seacoast Banking Corp. of Florida	65,030	1,428,059

Shore Bancshares, Inc.(a)	19,864	208,969

Simmons First National Corp., Class A	255,779	4,338,012

SmartFinancial, Inc.	4,674	99,883

South Plains Financial, Inc.	14,489	383,089

Southern Missouri Bancorp, Inc.	13,955	539,919

Southern States Bancshares, Inc.	2,722	61,490

Southside Bancshares, Inc.	97,252	2,791,132

Stellar Bancorp, Inc.	47,832	1,019,778

Stock Yards Bancorp, Inc.	43,193	1,697,053

Summit State Bank	3,224	53,099

Timberland Bancorp, Inc.	17,357	470,375

Tompkins Financial Corp.	27,331	1,338,946

Towne Bank	103,654	2,376,786

TriCo Bancshares	52,394	1,678,180

TrustCo Bank Corp.	28,426	775,746

Trustmark Corp.	87,544	1,902,331

Unity Bancorp, Inc.	6,162	144,376

Univest Financial Corp.	48,366	840,601

Veritex Holdings, Inc.	66,839	1,199,760

Washington Federal, Inc.	153,462	3,931,696

Washington Trust Bancorp, Inc.	53,150	1,399,439

WesBanco, Inc.	115,176	2,812,598

West BanCorp, Inc.(a)	47,341	772,132

Westamerica BanCorp	60,758	2,627,783

WSFS Financial Corp.	55,333	2,019,654

Total Banks		220,033,188

Beverages – 0.1%

MGP Ingredients, Inc.	20,665	2,179,744

Broadline Retail – 0.4%

Nordstrom, Inc.(a)	474,440	7,088,134

Building Products – 1.3%

Apogee Enterprises, Inc.	74,416	3,503,505

Armstrong World Industries, Inc.	58,820	4,235,040

AZZ, Inc.	63,668	2,901,987

CSW Industrials, Inc.	20,659	3,620,283

Griffon Corp.	91,862	3,644,166

Insteel Industries, Inc.	55,773	1,810,392

Quanex Building Products Corp.	107,108	3,017,232

Total Building Products		22,732,605

Capital Markets – 3.9%

Artisan Partners Asset Management, Inc., Class A(a)	260,023	9,730,061

Associated Capital Group, Inc., Class A	1,339	48,873

BGC Group, Inc., Class A	280,715	1,482,175

Bridge Investment Group Holdings, Inc., Class A	148,707	1,368,104

Brightsphere Investment Group, Inc.	40,933	793,691

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2023

Investments	Shares	Value

Cohen & Steers, Inc.	138,706	$8,695,479

Diamond Hill Investment Group, Inc.	2,960	498,967

Federated Hermes, Inc.	220,549	7,469,995

Greenhill & Co., Inc.	14,941	221,127

Hamilton Lane, Inc., Class A	43,033	3,891,905

Moelis & Co., Class A(a)	216,137	9,754,263

Oppenheimer Holdings, Inc., Class A	15,199	582,274

Piper Sandler Cos.	17,911	2,602,647

PJT Partners, Inc., Class A	19,614	1,558,136

Silvercrest Asset Management Group, Inc., Class A	22,295	353,822

StepStone Group, Inc., Class A	81,824	2,584,002

TPG, Inc.(a)	126,107	3,798,343

Value Line, Inc.	12,349	539,898

Victory Capital Holdings, Inc., Class A	196,410	6,548,309

Virtu Financial, Inc., Class A	236,864	4,090,641

Virtus Investment Partners, Inc.	11,298	2,282,083

Total Capital Markets		68,894,795

Chemicals – 3.9%

AdvanSix, Inc.	65,791	2,044,784

American Vanguard Corp.	71,289	779,189

Avient Corp.	212,452	7,503,805

Chase Corp.	25,033	3,184,949

FutureFuel Corp.	222,743	1,597,067

Hawkins, Inc.	65,310	3,843,493

Innospec, Inc.	41,848	4,276,866

Koppers Holdings, Inc.	58,315	2,306,358

Kronos Worldwide, Inc.(a)	573,067	4,441,269

Mativ Holdings, Inc.(a)	280,849	4,004,907

Minerals Technologies, Inc.	34,597	1,894,532

NewMarket Corp.	21,481	9,774,714

Northern Technologies International Corp.	33,109	442,667

Quaker Chemical Corp.	19,234	3,077,440

Scotts Miracle-Gro Co.(a)	199,423	10,306,181

Sensient Technologies Corp.	80,198	4,689,979

Stepan Co.(a)	33,757	2,530,762

Valhi, Inc.	93,739	1,242,979

Total Chemicals		67,941,941

Commercial Services & Supplies – 3.7%

ABM Industries, Inc.	110,472	4,419,985

ACCO Brands Corp.	507,739	2,914,422

ARC Document Solutions, Inc.	193,765	616,173

Aris Water Solutions, Inc., Class A(a)	127,485	1,272,300

Brady Corp., Class A	119,640	6,570,629

Brink’s Co.	64,554	4,689,203

CompX International, Inc.	26,907	500,201

Deluxe Corp.	237,285	4,482,314

Ennis, Inc.	169,597	3,598,848

HNI Corp.	208,899	7,234,172

Interface, Inc.	160,076	1,570,346

Matthews International Corp., Class A	104,336	4,059,714

MillerKnoll, Inc.	420,643	10,284,721

NL Industries, Inc.	113,386	538,583

Pitney Bowes, Inc.(a)	891,944	2,693,671

Steelcase, Inc., Class A	478,995	5,350,374

UniFirst Corp.	14,451	2,355,657

VSE Corp.(a)	37,186	1,875,662

Total Commercial Services & Supplies		65,026,975

Communications Equipment – 0.2%

ADTRAN Holdings, Inc.	168,650	1,387,990

Comtech Telecommunications Corp.	142,111	1,243,471

Total Communications Equipment		2,631,461

Construction & Engineering – 0.7%

Arcosa, Inc.	38,913	2,797,845

Argan, Inc.	63,244	2,878,867

Granite Construction, Inc.	85,172	3,238,239

Primoris Services Corp.	112,952	3,696,919

Total Construction & Engineering		12,611,870

Construction Materials – 0.1%

U.S. Lime & Minerals, Inc.	11,696	2,350,896

Consumer Finance – 0.5%

Bread Financial Holdings, Inc.(a)	44,146	1,509,793

Navient Corp.	285,811	4,921,666

Nelnet, Inc., Class A	21,006	1,876,256

Regional Management Corp.	17,809	492,953

Total Consumer Finance		8,800,668

Consumer Staples Distribution & Retail – 1.0%

Andersons, Inc.	88,546	4,561,004

Ingles Markets, Inc., Class A(a)	22,829	1,719,709

Natural Grocers by Vitamin Cottage, Inc.	125,909	1,625,485

PriceSmart, Inc.	46,704	3,476,179

SpartanNash Co.	119,990	2,639,780

Village Super Market, Inc., Class A	54,133	1,225,571

Weis Markets, Inc.	47,996	3,023,748

Total Consumer Staples Distribution & Retail		18,271,476

Containers & Packaging – 1.2%

Greif, Inc., Class A	190,128	12,702,451

Myers Industries, Inc.	141,118	2,530,246

Pactiv Evergreen, Inc.	490,490	3,987,684

TriMas Corp.	65,476	1,621,186

Total Containers & Packaging		20,841,567

Distributors – 0.1%

Weyco Group, Inc.(a)	46,014	1,166,455

Diversified Consumer Services – 0.6%

Carriage Services, Inc.(a)	76,588	2,163,611

Graham Holdings Co., Class B	5,375	3,133,625

Strategic Education, Inc.	68,464	5,151,916

Total Diversified Consumer Services		10,449,152

Diversified REITs – 1.1%

Alexander & Baldwin, Inc.	40,966	685,361

Alpine Income Property Trust, Inc.(a)	21,030	344,051

American Assets Trust, Inc.	46,811	910,474

Armada Hoffler Properties, Inc.	65,691	672,676

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2023

Investments	Shares	Value

Broadstone Net Lease, Inc.	364,891	$5,217,941

CTO Realty Growth, Inc.	55,419	898,342

Empire State Realty Trust, Inc., Class A	172,196	1,384,456

Essential Properties Realty Trust, Inc.	374,772	8,106,318

Gladstone Commercial Corp.(a)	78,606	955,849

One Liberty Properties, Inc.	42,884	809,221

Total Diversified REITs		19,984,689

Diversified Telecommunication Services – 1.0%

ATN International, Inc.	45,620	1,439,767

Cogent Communications Holdings, Inc.	254,797	15,771,935

Total Diversified Telecommunication Services		17,211,702

Electric Utilities – 1.0%

Genie Energy Ltd., Class B	96,303	1,418,543

MGE Energy, Inc.	75,973	5,204,910

Otter Tail Corp.(a)	143,857	10,921,624

Total Electric Utilities		17,545,077

Electrical Equipment – 1.1%

Allient, Inc.	41,918	1,296,105

Encore Wire Corp.	14,772	2,695,299

EnerSys	44,198	4,184,225

LSI Industries, Inc.	145,846	2,316,034

Powell Industries, Inc.	60,525	5,017,522

Preformed Line Products Co.	19,401	3,154,215

Total Electrical Equipment		18,663,400

Electronic Equipment, Instruments & Components – 1.9%

Advanced Energy Industries, Inc.	31,916	3,291,178

Badger Meter, Inc.	34,764	5,001,497

Bel Fuse, Inc., Class B	49,930	2,382,660

Belden, Inc.	36,774	3,550,530

Benchmark Electronics, Inc.	103,439	2,509,430

Climb Global Solutions, Inc.	18,350	789,233

CTS Corp.	48,814	2,037,496

Methode Electronics, Inc.	61,800	1,412,130

Richardson Electronics Ltd.(a)	58,012	634,071

Vishay Intertechnology, Inc.(a)	300,741	7,434,318

Vontier Corp.	144,562	4,469,857

Total Electronic Equipment, Instruments & Components		33,512,400

Energy Equipment & Services – 1.4%

Archrock, Inc.	801,450	10,098,270

Cactus, Inc., Class A	76,599	3,846,036

Liberty Energy, Inc.	160,072	2,964,533

RPC, Inc.(a)	301,431	2,694,793

Select Water Solutions, Inc.	358,871	2,853,025

Solaris Oilfield Infrastructure, Inc., Class A	187,537	1,999,144

Total Energy Equipment & Services		24,455,801

Entertainment – 0.3%

Marcus Corp.(a)	123,455	1,913,553

TKO Group Holdings, Inc.	46,539	3,912,068

Total Entertainment		5,825,621

Financial Services – 2.6%

A-Mark Precious Metals, Inc.	18,576	544,834

Alerus Financial Corp.	26,235	476,952

Cass Information Systems, Inc.(a)	66,306	2,469,899

Federal Agricultural Mortgage Corp., Class C	20,649	3,186,141

Jackson Financial, Inc., Class A	316,382	12,092,120

Merchants Bancorp	45,088	1,249,839

PennyMac Financial Services, Inc.	53,384	3,555,374

Radian Group, Inc.	627,599	15,759,011

UWM Holdings Corp.	340,353	1,650,712

Walker & Dunlop, Inc.	49,884	3,703,388

Total Financial Services		44,688,270

Food Products – 1.5%

Alico, Inc.	30,731	767,046

Cal-Maine Foods, Inc.(a)	231,296	11,199,352

Calavo Growers, Inc.	79,703	2,010,907

J & J Snack Foods Corp.	31,327	5,126,664

John B Sanfilippo & Son, Inc.	26,129	2,581,545

Limoneira Co.	86,886	1,331,094

Tootsie Roll Industries, Inc.	68,047	2,031,883

Utz Brands, Inc.(a)	141,680	1,902,762

Total Food Products		26,951,253

Gas Utilities – 0.6%

Chesapeake Utilities Corp.	43,676	4,269,329

Northwest Natural Holding Co.	167,985	6,410,308

RGC Resources, Inc.	32,553	563,167

Total Gas Utilities		11,242,804

Ground Transportation – 1.1%

ArcBest Corp.	28,633	2,910,544

Covenant Logistics Group, Inc.	48,670	2,134,180

Heartland Express, Inc.	110,523	1,623,583

Marten Transport Ltd.	164,701	3,246,257

Schneider National, Inc., Class B	180,964	5,010,893

Universal Logistics Holdings, Inc.(a)	78,277	1,971,015

Werner Enterprises, Inc.	78,599	3,061,431

Total Ground Transportation		19,957,903

Health Care Equipment & Supplies – 0.7%

Atrion Corp.	3,951	1,632,435

CONMED Corp.	36,135	3,644,215

Embecta Corp.	146,057	2,198,158

LeMaitre Vascular, Inc.	55,345	3,015,195

Utah Medical Products, Inc.	12,895	1,108,970

Total Health Care Equipment & Supplies		11,598,973

Health Care Providers & Services – 1.4%

National HealthCare Corp.	60,615	3,878,148

National Research Corp.	64,765	2,873,623

Patterson Cos., Inc.	306,249	9,077,220

Select Medical Holdings Corp.	229,921	5,810,104

U.S. Physical Therapy, Inc.(a)	32,163	2,950,312

Total Health Care Providers & Services		24,589,407

Health Care REITs – 1.6%

CareTrust REIT, Inc.	85,740	1,757,670

Community Healthcare Trust, Inc.	34,997	1,039,411

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2023

Investments	Shares	Value

Global Medical REIT, Inc.(a)	53,283	$477,949

LTC Properties, Inc.(a)	76,923	2,471,536

National Health Investors, Inc.	70,353	3,613,330

Physicians Realty Trust	499,285	6,086,284

Sabra Health Care REIT, Inc.	900,084	12,547,171

Universal Health Realty Income Trust	12,442	503,030

Total Health Care REITs		28,496,381

Health Care Technology – 0.1%

Simulations Plus, Inc.(a)	44,269	1,846,017

Hotel & Resort REITs – 0.8%

DiamondRock Hospitality Co.	190,660	1,531,000

Park Hotels & Resorts, Inc.	216,056	2,661,810

Pebblebrook Hotel Trust	128,900	1,751,751

RLJ Lodging Trust	157,766	1,544,529

Service Properties Trust	343,521	2,641,676

Summit Hotel Properties, Inc.	109,171	633,192

Sunstone Hotel Investors, Inc.	187,509	1,753,209

Xenia Hotels & Resorts, Inc.	105,095	1,238,019

Total Hotel & Resort REITs		13,755,186

Hotels, Restaurants & Leisure – 3.0%

Bloomin’ Brands, Inc.(a)	298,050	7,329,049

Bluegreen Vacations Holding Corp.(a)	82,238	3,016,490

Canterbury Park Holding Corp.	18,392	372,070

Cheesecake Factory, Inc.(a)	158,349	4,797,975

Cracker Barrel Old Country Store, Inc.	93,958	6,313,977

Dine Brands Global, Inc.	51,213	2,532,483

Jack in the Box, Inc.	57,721	3,986,212

Krispy Kreme, Inc.(a)	206,763	2,578,335

Nathan’s Famous, Inc.	18,433	1,302,476

Papa John’s International, Inc.(a)	64,367	4,391,117

RCI Hospitality Holdings, Inc.(a)	19,235	1,166,795

Red Rock Resorts, Inc., Class A(a)	124,723	5,113,643

Travel & Leisure Co.	257,293	9,450,372

Total Hotels, Restaurants & Leisure		52,350,994

Household Durables – 2.4%

Bassett Furniture Industries, Inc.	45,431	665,564

Century Communities, Inc.	79,676	5,320,763

Ethan Allen Interiors, Inc.	150,869	4,510,983

Hamilton Beach Brands Holding Co., Class A	44,616	553,685

Hooker Furnishings Corp.	67,901	1,320,675

Installed Building Products, Inc.	45,087	5,630,915

KB Home	143,043	6,620,030

La-Z-Boy, Inc.	140,569	4,340,771

Lifetime Brands, Inc.	99,338	559,273

MDC Holdings, Inc.	321,236	13,244,560

Total Household Durables		42,767,219

Household Products – 1.2%

Energizer Holdings, Inc.	199,002	6,376,024

Oil-Dri Corp. of America	27,314	1,686,640

Spectrum Brands Holdings, Inc.	95,403	7,474,825

WD-40 Co.	24,300	4,938,732

Total Household Products		20,476,221

Industrial REITs – 0.4%

Innovative Industrial Properties, Inc.	53,201	4,025,188

LXP Industrial Trust	274,319	2,441,439

Plymouth Industrial REIT, Inc.	34,775	728,536

Total Industrial REITs		7,195,163

Insurance – 1.6%

American Equity Investment Life Holding Co.*	71,620	3,841,697

AMERISAFE, Inc.	25,710	1,287,300

CNO Financial Group, Inc.	236,886	5,621,305

Donegal Group, Inc., Class A(a)	78,339	1,116,722

Employers Holdings, Inc.	28,463	1,137,097

Horace Mann Educators Corp.	67,194	1,974,160

Mercury General Corp.	103,685	2,906,291

National Western Life Group, Inc., Class A(a)	3,084	1,349,219

Safety Insurance Group, Inc.	48,545	3,310,283

Stewart Information Services Corp.	94,654	4,145,845

Tiptree, Inc.	59,200	992,192

United Fire Group, Inc.	27,929	551,598

Total Insurance		28,233,709

Interactive Media & Services – 0.2%

Shutterstock, Inc.	71,580	2,723,619

IT Services – 0.2%

Hackett Group, Inc.	120,402	2,840,283

Information Services Group, Inc.	250,088	1,095,386

Total IT Services		3,935,669

Leisure Products – 0.9%

Acushnet Holdings Corp.	101,784	5,398,623

Escalade, Inc.	71,996	1,102,259

Johnson Outdoors, Inc., Class A	40,097	2,192,905

Marine Products Corp.(a)	90,921	1,291,987

Smith & Wesson Brands, Inc.	228,358	2,948,102

Sturm Ruger & Co., Inc.	56,824	2,961,667

Total Leisure Products		15,895,543

Life Sciences Tools & Services – 0.2%

Bio-Techne Corp.	32,819	2,233,989

Mesa Laboratories, Inc.(a)	9,972	1,047,758

Total Life Sciences Tools & Services		3,281,747

Machinery – 5.7%

Alamo Group, Inc.	15,792	2,729,805

Albany International Corp., Class A	35,887	3,096,330

Astec Industries, Inc.	52,433	2,470,119

Barnes Group, Inc.	87,272	2,964,630

Columbus McKinnon Corp.	66,853	2,333,838

Douglas Dynamics, Inc.	80,137	2,418,535

Eastern Co.	18,265	331,510

Enerpac Tool Group Corp.	69,622	1,840,109

EnPro Industries, Inc.	32,368	3,922,678

Esab Corp.	49,185	3,453,771

ESCO Technologies, Inc.	22,943	2,396,167

Federal Signal Corp.	67,874	4,054,114

Gorman-Rupp Co.	99,733	3,281,216

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2023

Investments	Shares	Value

Graham Corp.*	51,496	$854,834

Greenbrier Cos., Inc.(a)	104,702	4,188,080

Helios Technologies, Inc.	46,908	2,602,456

Hillenbrand, Inc.	144,566	6,116,587

Hurco Cos., Inc.	29,585	663,591

Hyster-Yale Materials Handling, Inc.	64,888	2,892,707

John Bean Technologies Corp.	28,148	2,959,481

Kadant, Inc.	13,553	3,056,879

Kennametal, Inc.	221,463	5,509,999

Lindsay Corp.	17,567	2,067,285

Miller Industries, Inc.	59,608	2,337,230

Mueller Water Products, Inc., Class A(a)	343,624	4,357,152

Omega Flex, Inc.	22,829	1,797,327

Park-Ohio Holdings Corp.	70,138	1,396,448

REV Group, Inc.	166,293	2,660,688

Shyft Group, Inc.	80,497	1,205,040

Standex International Corp.	27,226	3,966,556

Tennant Co.	45,461	3,370,933

Terex Corp.	83,980	4,838,928

Trinity Industries, Inc.	219,955	5,355,904

Wabash National Corp.	127,926	2,701,797

Total Machinery		100,192,724

Marine Transportation – 0.4%

Matson, Inc.	75,085	6,661,541

Media – 0.8%

Entravision Communications Corp., Class A	322,038	1,175,439

Gray Television, Inc.	291,172	2,014,910

John Wiley & Sons, Inc., Class A	123,877	4,604,508

Saga Communications, Inc., Class A	21,969	471,455

Scholastic Corp.	81,205	3,097,159

Sinclair, Inc.(a)	260,971	2,928,094

Total Media		14,291,565

Metals & Mining – 3.9%

Alpha Metallurgical Resources, Inc.	25,354	6,585,194

Arch Resources, Inc.	98,197	16,758,300

Carpenter Technology Corp.	96,541	6,488,521

Compass Minerals International, Inc.(a)	63,018	1,761,353

Haynes International, Inc.(a)	51,586	2,399,781

Hecla Mining Co.(a)	533,995	2,087,921

Kaiser Aluminum Corp.(a)	54,163	4,076,307

Materion Corp.	26,877	2,739,035

Olympic Steel, Inc.	49,456	2,779,922

Ramaco Resources, Inc., Class A	232,943	2,560,044

Ryerson Holding Corp.	101,577	2,954,875

Schnitzer Steel Industries, Inc., Class A	86,832	2,418,271

SunCoke Energy, Inc.	455,801	4,626,380

Warrior Met Coal, Inc.	73,354	3,746,922

Worthington Industries, Inc.	99,471	6,149,297

Total Metals & Mining		68,132,123

Multi-Utilities – 1.1%

Avista Corp.	232,406	7,522,982

Northwestern Energy Group, Inc.	188,212	9,045,469

Unitil Corp.	74,568	3,184,799

Total Multi-Utilities		19,753,250

Office REITs – 1.6%

COPT Defense Properties	93,519	2,228,558

Douglas Emmett, Inc.	432,403	5,517,462

Easterly Government Properties, Inc.(a)	75,956	868,177

Highwoods Properties, Inc.	271,493	5,595,471

Hudson Pacific Properties, Inc.(a)	279,490	1,858,609

JBG SMITH Properties(a)	105,800	1,529,868

Orion Office REIT, Inc.	77,573	404,155

Paramount Group, Inc.	203,361	939,528

SL Green Realty Corp.	252,947	9,434,923

Total Office REITs		28,376,751

Oil, Gas & Consumable Fuels – 5.4%

Berry Corp.	461,648	3,785,514

California Resources Corp.	223,884	12,539,743

CONSOL Energy, Inc.	196,468	20,611,458

Crescent Energy Co., Class A	247,609	3,129,778

Delek U.S. Holdings, Inc.	196,012	5,568,701

Evolution Petroleum Corp.(a)	186,343	1,274,586

Excelerate Energy, Inc., Class A	59,832	1,019,537

HighPeak Energy, Inc.(a)	109,161	1,842,638

Kinetik Holdings, Inc.(a)	226,543	7,645,826

NACCO Industries, Inc., Class A	29,818	1,045,717

Northern Oil & Gas, Inc.	214,118	8,613,967

Permian Resources Corp.(a)	545,315	7,612,597

PHX Minerals, Inc.(a)	178,641	650,253

Riley Exploration Permian, Inc.	118,511	3,767,465

Sitio Royalties Corp., Class A(a)	414,557	10,036,425

VAALCO Energy, Inc.(a)	567,470	2,491,193

World Kinect Corp.	144,121	3,232,634

Total Oil, Gas & Consumable Fuels		94,868,032

Paper & Forest Products – 0.3%

Sylvamo Corp.	106,377	4,674,205

Personal Care Products – 1.2%

Edgewell Personal Care Co.(a)	85,931	3,176,010

Inter Parfums, Inc.	78,049	10,485,103

Medifast, Inc.	52,327	3,916,676

Nu Skin Enterprises, Inc., Class A	155,969	3,308,102

Total Personal Care Products		20,885,891

Pharmaceuticals – 0.1%

Phibro Animal Health Corp., Class A	115,071	1,469,457

Professional Services – 1.7%

Barrett Business Services, Inc.	21,973	1,982,844

BGSF, Inc.	48,502	466,104

CRA International, Inc.	22,927	2,310,124

CSG Systems International, Inc.(a)	88,637	4,531,123

Heidrick & Struggles International, Inc.	82,088	2,053,842

HireQuest, Inc.	21,801	336,389

ICF International, Inc.	19,401	2,343,835

Kelly Services, Inc., Class A	130,378	2,371,576

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2023

Investments	Shares	Value

Kforce, Inc.(a)	72,056	$4,298,861

Korn Ferry	81,797	3,880,450

Resources Connection, Inc.	163,975	2,444,867

TTEC Holdings, Inc.	97,621	2,559,623

Total Professional Services		29,579,638

Real Estate Management & Development – 0.6%

eXp World Holdings, Inc.(a)	142,110	2,307,866

Kennedy-Wilson Holdings, Inc.	176,826	2,606,415

Marcus & Millichap, Inc.(a)	34,579	1,014,548

Newmark Group, Inc., Class A	146,678	943,140

St. Joe Co.	51,449	2,795,224

Total Real Estate Management & Development		9,667,193

Residential REITs – 0.3%

BRT Apartments Corp.	42,065	726,463

Centerspace	11,698	704,921

Elme Communities	78,833	1,075,282

NexPoint Residential Trust, Inc.	25,541	821,909

UMH Properties, Inc.	84,332	1,182,335

Total Residential REITs		4,510,910

Retail REITs – 1.3%

Alexander’s, Inc.(a)	11,207	2,042,252

CBL & Associates Properties, Inc.	24,056	504,695

Getty Realty Corp.	74,011	2,052,325

InvenTrust Properties Corp.	59,228	1,410,219

Macerich Co.	281,950	3,076,074

NETSTREIT Corp.	51,360	800,189

Retail Opportunity Investments Corp.	116,741	1,445,253

RPT Realty	67,399	711,733

Saul Centers, Inc.	29,230	1,030,942

SITE Centers Corp.	349,673	4,311,468

Tanger Factory Outlet Centers, Inc.	151,341	3,420,307

Urban Edge Properties	93,438	1,425,864

Whitestone REIT	84,621	814,900

Total Retail REITs		23,046,221

Semiconductors & Semiconductor Equipment – 0.1%

NVE Corp.(a)	26,798	2,201,188

Software – 1.3%

A10 Networks, Inc.	167,640	2,519,629

Adeia, Inc.	266,961	2,851,144

American Software, Inc., Class A	166,814	1,911,688

Ebix, Inc.(a)	115,316	1,139,322

InterDigital, Inc.	85,285	6,843,268

Pegasystems, Inc.	72,807	3,160,552

Progress Software Corp.	79,151	4,161,760

Total Software		22,587,363

Specialized REITs – 1.6%

EPR Properties	395,948	16,447,680

Farmland Partners, Inc.	32,958	338,149

Four Corners Property Trust, Inc.	185,253	4,110,764

Gladstone Land Corp.(a)	38,355	545,792

Outfront Media, Inc.(a)	382,024	3,858,442

Safehold, Inc.	64,331	1,145,092

Uniti Group, Inc.	436,727	2,061,351

Total Specialized REITs		28,507,270

Specialty Retail – 3.2%

Aaron’s Co., Inc.	158,985	1,664,573

Arko Corp.	260,158	1,860,130

Big 5 Sporting Goods Corp.	147,167	1,031,641

Buckle, Inc.	197,953	6,609,651

Caleres, Inc.(a)	100,454	2,889,057

Camping World Holdings, Inc., Class A(a)	234,766	4,791,574

Cato Corp., Class A	68,768	526,763

Designer Brands, Inc., Class A	225,554	2,855,513

Group 1 Automotive, Inc.	15,011	4,033,606

Guess?, Inc.	230,612	4,990,444

Haverty Furniture Cos., Inc.	76,826	2,211,052

Hibbett, Inc.(a)	40,442	1,921,399

Monro, Inc.	83,657	2,323,155

PetMed Express, Inc.	118,688	1,216,552

Shoe Carnival, Inc.	90,355	2,171,230

Sonic Automotive, Inc., Class A	65,543	3,130,334

Upbound Group, Inc.	279,672	8,236,340

Winmark Corp.	9,916	3,699,957

Total Specialty Retail		56,162,971

Technology Hardware, Storage & Peripherals – 0.7%

Immersion Corp.	148,124	979,100

Xerox Holdings Corp.	698,809	10,964,313

Total Technology Hardware, Storage & Peripherals		11,943,413

Textiles, Apparel & Luxury Goods – 2.1%

Carter’s, Inc.(a)	121,110	8,374,757

Kontoor Brands, Inc.	193,764	8,508,177

Levi Strauss & Co., Class A(a)	277,160	3,763,833

Movado Group, Inc.	83,701	2,289,222

Oxford Industries, Inc.	44,480	4,275,862

Rocky Brands, Inc.(a)	37,782	555,395

Steven Madden Ltd.(a)	164,079	5,212,790

Superior Group of Cos., Inc.	90,053	700,612

Wolverine World Wide, Inc.	339,924	2,739,788

Total Textiles, Apparel & Luxury Goods		36,420,436

Tobacco – 0.9%

Turning Point Brands, Inc.	84,232	1,944,917

Universal Corp.	120,100	5,669,921

Vector Group Ltd.	807,825	8,595,258

Total Tobacco		16,210,096

Trading Companies & Distributors – 2.0%

Alta Equipment Group, Inc.(a)	160,498	1,935,606

Boise Cascade Co.	53,264	5,488,323

Global Industrial Co.	130,174	4,360,829

H&E Equipment Services, Inc.	106,867	4,615,586

McGrath RentCorp	55,917	5,605,120

Rush Enterprises, Inc., Class A	171,550	7,004,386

Veritiv Corp.	36,187	6,111,984

Total Trading Companies & Distributors		35,121,834

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2023

Investments	Shares	Value

Water Utilities – 0.8%

Artesian Resources Corp., Class A(a)	44,015	$1,848,190

California Water Service Group	85,308	4,035,922

Global Water Resources, Inc.	91,127	888,488

Middlesex Water Co.(a)	39,259	2,600,909

SJW Group	56,798	3,414,128

York Water Co.	43,258	1,621,742

Total Water Utilities		14,409,379

Wireless Telecommunication Services – 0.8%

Shenandoah Telecommunications Co.	99,197	2,044,450

Spok Holdings, Inc.	97,672	1,393,779

Telephone & Data Systems, Inc.	571,857	10,470,702

Total Wireless Telecommunication Services		13,908,931
Total United States		1,734,939,015

Puerto Rico – 0.8%

Banks – 0.6%

First Bancorp	538,745	7,251,508

OFG Bancorp	100,360	2,996,749

Total Banks		10,248,257

Financial Services – 0.2%

EVERTEC, Inc.	85,788	3,189,598

Total Puerto Rico		13,437,855
TOTAL COMMON STOCKS (Cost: $1,792,997,977)		1,748,376,870

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $115,638)	2,869	117,514

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $10,485,844)	10,485,844	10,485,844

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $1,803,599,459)		1,758,980,228

Other Assets less Liabilities – (0.4)%		(6,870,874)

NET ASSETS – 100.0%		$1,752,109,354
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $168,001,877 and the total market value of the collateral held by the Fund was $172,348,133. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $161,862,289.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$546,263	$12,823,422	$13,197,884	$(42,633)	$(11,654)	$117,514	$48,832

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,748,376,870	$—	$—	$1,748,376,870
Exchange-Traded Fund	117,514	—	—	117,514
Investment of Cash Collateral for Securities Loaned	—	10,485,844	—	10,485,844
Total Investments in Securities	$1,748,494,384	$10,485,844	$—	$1,758,980,228

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 100.0%

United States – 99.9%

Aerospace & Defense – 0.8%

AAR Corp.*	14,266	$849,255

AeroVironment, Inc.*	4,789	534,117

AerSale Corp.*	27,703	413,883

Cadre Holdings, Inc.	7,146	190,441

Ducommun, Inc.*	19,191	835,001

Kaman Corp.	6,182	121,476

Kratos Defense & Security Solutions, Inc.*	31,617	474,887

National Presto Industries, Inc.	2,641	191,367

Park Aerospace Corp.	8,057	125,125

Triumph Group, Inc.*	32,799	251,240

V2X, Inc.*	13,950	720,657

Total Aerospace & Defense		4,707,449

Air Freight & Logistics – 0.2%

Air Transport Services Group, Inc.*	47,132	983,645

Automobile Components – 1.9%

American Axle & Manufacturing Holdings, Inc.*	51,537	374,159

Dana, Inc.	33,870	496,873

Gentherm, Inc.*	7,882	427,677

Holley, Inc.*(a)	114,264	570,177

LCI Industries	32,218	3,783,038

Modine Manufacturing Co.*	30,728	1,405,806

Motorcar Parts of America, Inc.*	8,739	70,699

Patrick Industries, Inc.	41,318	3,101,329

Standard Motor Products, Inc.	13,770	462,947

XPEL, Inc.*(a)	5,641	434,977

Total Automobile Components		11,127,682

Automobiles – 0.5%

Winnebago Industries, Inc.	52,631	3,128,913

Banks – 10.9%

1st Source Corp.	15,115	636,190

ACNB Corp.	5,480	173,223

Amalgamated Financial Corp.	16,312	280,893

Amerant Bancorp, Inc.	18,218	317,722

American National Bankshares, Inc.	7,131	270,550

Arrow Financial Corp.	10,945	186,287

Axos Financial, Inc.*	43,170	1,634,416

Banc of California, Inc.	44,822	554,896

Bancorp, Inc.*	25,443	877,783

Bank First Corp.(a)	2,727	210,388

Bank of Marin Bancorp	9,552	174,611

Bankwell Financial Group, Inc.	9,207	223,454

Banner Corp.	19,641	832,386

BayCom Corp.	10,014	192,369

BCB Bancorp, Inc.	16,825	187,431

Berkshire Hills Bancorp, Inc.	19,249	385,942

Bridgewater Bancshares, Inc.*	11,581	109,788

Brookline Bancorp, Inc.	67,174	611,955

Business First Bancshares, Inc.	16,964	318,245

Byline Bancorp, Inc.	30,026	591,812

Cambridge Bancorp	4,289	267,162

Camden National Corp.	12,019	339,176

Capital Bancorp, Inc.	10,304	197,116

Capital City Bank Group, Inc.	4,783	142,677

Capitol Federal Financial, Inc.	84,260	401,920

Capstar Financial Holdings, Inc.	19,548	277,386

Carter Bankshares, Inc.*	10,631	133,206

Central Pacific Financial Corp.	29,961	499,749

Citizens & Northern Corp.	7,937	139,294

City Holding Co.	6,769	611,579

Civista Bancshares, Inc.	12,767	197,889

CNB Financial Corp.(a)	18,910	342,460

Coastal Financial Corp.*	3,719	159,582

Colony Bankcorp, Inc.	20,191	201,809

Columbia Financial, Inc.*	27,329	429,339

Community Trust Bancorp, Inc.	10,360	354,934

ConnectOne Bancorp, Inc.	27,064	482,551

CrossFirst Bankshares, Inc.*	37,348	376,841

Customers Bancorp, Inc.*	65,099	2,242,661

Dime Community Bancshares, Inc.	28,309	565,048

Eagle Bancorp, Inc.	22,553	483,762

Enterprise Bancorp, Inc.	9,064	248,172

Enterprise Financial Services Corp.	26,471	992,662

Equity Bancshares, Inc., Class A	8,975	216,028

Esquire Financial Holdings, Inc.	3,571	163,159

Farmers & Merchants Bancorp, Inc.	8,398	147,217

Farmers National Banc Corp.	21,794	251,939

FB Financial Corp.	19,866	563,400

Financial Institutions, Inc.	22,629	380,846

First Bancorp	15,619	439,519

First Bancorp, Inc.	9,903	232,720

First Bancshares, Inc.	14,499	391,038

First Busey Corp.	35,447	681,291

First Business Financial Services, Inc.	5,159	154,822

First Commonwealth Financial Corp.	64,558	788,253

First Community Bankshares, Inc.	10,235	301,421

First Financial Bancorp	65,503	1,283,859

First Financial Corp.	8,678	293,403

First Foundation, Inc.	63,680	387,174

First Internet Bancorp	13,056	211,638

First Mid Bancshares, Inc.	18,710	496,938

First of Long Island Corp.(a)	20,709	238,361

First Western Financial, Inc.*(a)	4,076	73,979

Five Star Bancorp	11,239	225,454

Flushing Financial Corp.	31,519	413,844

FS Bancorp, Inc.	7,088	209,096

FVCBankcorp, Inc.*(a)	11,583	148,378

German American Bancorp, Inc.	13,442	364,144

Great Southern Bancorp, Inc.	7,589	363,665

Greene County Bancorp, Inc.	6,301	151,539

Guaranty Bancshares, Inc.	8,892	255,111

Hanmi Financial Corp.	25,661	416,478

HarborOne Bancorp, Inc.	21,838	207,898

Heartland Financial USA, Inc.	28,604	841,816

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

Heritage Commerce Corp.	23,060	$195,318

Heritage Financial Corp.	24,034	391,995

Hilltop Holdings, Inc.	36,018	1,021,470

Hingham Institution for Savings(a)	1,137	212,335

Home Bancorp, Inc.	6,217	198,136

HomeStreet, Inc.	22,596	176,023

HomeTrust Bancshares, Inc.	11,636	252,152

Hope Bancorp, Inc.	117,286	1,037,981

Horizon Bancorp, Inc.	43,872	468,553

Independent Bank Corp.	15,224	279,208

John Marshall Bancorp, Inc.	5,557	99,192

Kearny Financial Corp.	50,621	350,804

Lakeland Bancorp, Inc.	33,345	420,814

Lakeland Financial Corp.	9,399	446,077

Live Oak Bancshares, Inc.	21,195	613,595

Luther Burbank Corp.	61,794	519,070

Macatawa Bank Corp.	11,331	101,526

Mercantile Bank Corp.	11,270	348,356

Metrocity Bankshares, Inc.	22,406	440,950

Metropolitan Bank Holding Corp.*	10,754	390,155

Mid Penn Bancorp, Inc.	6,856	138,011

Midland States Bancorp, Inc.	23,433	481,314

MidWestOne Financial Group, Inc.	12,812	260,468

MVB Financial Corp.	11,972	270,328

National Bank Holdings Corp., Class A	14,839	441,609

NBT Bancorp, Inc.	24,599	779,542

Nicolet Bankshares, Inc.	7,286	508,417

Northeast Bank	9,014	397,517

Northfield Bancorp, Inc.	29,954	283,065

Northrim Bancorp, Inc.	5,244	207,767

Northwest Bancshares, Inc.	59,669	610,414

OceanFirst Financial Corp.	36,164	523,293

Old Second Bancorp, Inc.	11,814	160,789

Origin Bancorp, Inc.	15,558	449,159

Orrstown Financial Services, Inc.	7,643	160,579

Parke Bancorp, Inc.	15,555	253,391

Pathward Financial, Inc.	24,771	1,141,695

PCB Bancorp	16,497	254,879

Peapack-Gladstone Financial Corp.	9,404	241,213

Peoples Bancorp, Inc.	26,902	682,773

Peoples Financial Services Corp.	4,064	162,966

Preferred Bank	9,695	603,514

Premier Financial Corp.	20,323	346,710

Primis Financial Corp.	9,048	73,741

Provident Bancorp, Inc.*	28,031	271,620

Provident Financial Services, Inc.	52,036	795,630

QCR Holdings, Inc.	14,734	714,894

RBB Bancorp	22,117	282,655

Renasant Corp.	28,225	739,213

Republic Bancorp, Inc., Class A	15,130	666,476

S&T Bancorp, Inc.	22,308	604,101

Sandy Spring Bancorp, Inc.	34,026	729,177

Seacoast Banking Corp. of Florida	30,326	665,959

Shore Bancshares, Inc.(a)	7,635	80,320

Sierra Bancorp	18,980	359,861

SmartFinancial, Inc.	6,387	136,490

South Plains Financial, Inc.	11,049	292,136

Southern First Bancshares, Inc.*	5,969	160,805

Southern Missouri Bancorp, Inc.	5,517	213,453

Southside Bancshares, Inc.	22,843	655,594

Stellar Bancorp, Inc.	13,854	295,367

Stock Yards Bancorp, Inc.	9,520	374,041

Summit Financial Group, Inc.	12,292	277,062

Third Coast Bancshares, Inc.*	6,935	118,589

Towne Bank	43,747	1,003,119

TriCo Bancshares	15,308	490,315

Triumph Financial, Inc.*	10,838	702,194

TrustCo Bank Corp.	11,240	306,740

Trustmark Corp.	30,119	654,486

Unity Bancorp, Inc.	8,272	193,813

Univest Financial Corp.	14,295	248,447

Veritex Holdings, Inc.	33,834	607,320

Washington Federal, Inc.	44,972	1,152,183

Washington Trust Bancorp, Inc.	12,038	316,961

WesBanco, Inc.	36,862	900,170

West BanCorp, Inc.	18,694	304,899

Westamerica BanCorp	11,377	492,055

Total Banks		63,354,753

Beverages – 0.1%

Duckhorn Portfolio, Inc.*	32,158	329,941

Vita Coco Co., Inc.*	11,934	310,761

Total Beverages		640,702

Biotechnology – 1.6%

ACADIA Pharmaceuticals, Inc.*	34,317	715,166

Arcus Biosciences, Inc.*	16,724	300,196

Avid Bioservices, Inc.*	14,610	137,918

Catalyst Pharmaceuticals, Inc.*	26,787	313,140

Chimerix, Inc.*(a)	165,991	159,318

Dynavax Technologies Corp.*	157,659	2,328,624

Eagle Pharmaceuticals, Inc.*	20,194	318,459

Emergent BioSolutions, Inc.*	52,730	179,282

Humacyte, Inc.*(a)	87,913	257,585

Intercept Pharmaceuticals, Inc.*(a)	79,419	1,472,428

Ironwood Pharmaceuticals, Inc.*	100,962	972,264

iTeos Therapeutics, Inc.*	66,913	732,697

Organogenesis Holdings, Inc.*	212,253	674,965

Puma Biotechnology, Inc.*	27,403	72,070

REGENXBIO, Inc.*	22,783	375,008

Selecta Biosciences, Inc.*(a)	252,443	267,590

Vanda Pharmaceuticals, Inc.*	8,299	35,852

Xencor, Inc.*	13,005	262,051

Total Biotechnology		9,574,613

Building Products – 2.7%

American Woodmark Corp.*	13,730	1,038,125

Apogee Enterprises, Inc.	12,440	585,675

AZZ, Inc.	18,177	828,508

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

CSW Industrials, Inc.	4,651	$815,041

Gibraltar Industries, Inc.*	15,262	1,030,338

Griffon Corp.	40,634	1,611,951

Hayward Holdings, Inc.*(a)	196,111	2,765,165

Insteel Industries, Inc.	28,495	924,948

Janus International Group, Inc.*	55,233	590,993

JELD-WEN Holding, Inc.*	120,165	1,605,404

PGT Innovations, Inc.*	43,203	1,198,883

Quanex Building Products Corp.	24,634	693,940

Resideo Technologies, Inc.*	129,841	2,051,488

Total Building Products		15,740,459

Capital Markets – 4.4%

Artisan Partners Asset Management, Inc., Class A	45,369	1,697,708

AssetMark Financial Holdings, Inc.*	33,255	834,035

Avantax, Inc.*	26,461	676,872

Bakkt Holdings, Inc.*(a)	164,960	193,003

BGC Group, Inc., Class A	536,542	2,832,942

Bridge Investment Group Holdings, Inc., Class A	19,788	182,050

Brightsphere Investment Group, Inc.	30,642	594,148

Diamond Hill Investment Group, Inc.	1,745	294,155

Donnelley Financial Solutions, Inc.*	20,987	1,181,148

GCM Grosvenor, Inc., Class A	83,243	645,966

Greenhill & Co., Inc.	11,399	168,705

Open Lending Corp., Class A*	107,114	784,075

Oppenheimer Holdings, Inc., Class A	14,132	541,397

P10, Inc., Class A	57,668	671,832

Perella Weinberg Partners(a)	52,797	537,473

Piper Sandler Cos.	12,688	1,843,693

PJT Partners, Inc., Class A	11,747	933,182

Silvercrest Asset Management Group, Inc., Class A	7,052	111,915

StepStone Group, Inc., Class A	22,599	713,676

StoneX Group, Inc.*	14,115	1,368,026

TPG, Inc.	86,811	2,614,747

Victory Capital Holdings, Inc., Class A	78,772	2,626,259

Virtu Financial, Inc., Class A	120,887	2,087,719

Virtus Investment Partners, Inc.	8,602	1,737,518

Total Capital Markets		25,872,244

Chemicals – 1.5%

AdvanSix, Inc.	28,512	886,153

Alto Ingredients, Inc.*(a)	69,005	305,002

American Vanguard Corp.	11,516	125,870

Ecovyst, Inc.*	64,104	630,783

FutureFuel Corp.	27,903	200,065

Hawkins, Inc.	11,437	673,067

Intrepid Potash, Inc.*(a)	15,826	398,182

Koppers Holdings, Inc.	24,314	961,619

Kronos Worldwide, Inc.	119,839	928,752

LSB Industries, Inc.*	91,613	937,201

Mativ Holdings, Inc.	34,630	493,824

Minerals Technologies, Inc.	18,710	1,024,560

Stepan Co.	9,994	749,250

Valhi, Inc.	41,315	547,837

Total Chemicals		8,862,165

Commercial Services & Supplies – 2.2%

ACCO Brands Corp.	158,715	911,024

ARC Document Solutions, Inc.	25,131	79,917

Aris Water Solutions, Inc., Class A	10,671	106,497

Brady Corp., Class A	23,706	1,301,933

BrightView Holdings, Inc.*	111,560	864,590

CECO Environmental Corp.*	18,886	301,609

CoreCivic, Inc.*	45,902	516,397

Deluxe Corp.	69,596	1,314,668

Ennis, Inc.	16,231	344,422

Enviri Corp.*	28,602	206,506

GEO Group, Inc.*	99,216	811,587

Healthcare Services Group, Inc.	14,808	154,447

Heritage-Crystal Clean, Inc.*	15,625	708,594

HNI Corp.	23,404	810,481

Interface, Inc.	59,447	583,175

Liquidity Services, Inc.*	14,672	258,521

Matthews International Corp., Class A	17,082	664,661

MillerKnoll, Inc.	49,949	1,221,253

OPENLANE, Inc.*	21,290	317,647

Pitney Bowes, Inc.	32,341	97,670

Quad/Graphics, Inc.*(a)	43,044	216,511

SP Plus Corp.*	11,811	426,377

Steelcase, Inc., Class A	32,527	363,327

VSE Corp.	7,214	363,874

Total Commercial Services & Supplies		12,945,688

Communications Equipment – 0.6%

ADTRAN Holdings, Inc.	16,367	134,700

Aviat Networks, Inc.*	9,071	283,015

Clearfield, Inc.*(a)	4,151	118,968

CommScope Holding Co., Inc.*	248,357	834,480

Digi International, Inc.*	11,662	314,874

DZS, Inc.*(a)	5,273	11,074

Harmonic, Inc.*	29,056	279,809

Lantronix, Inc.*(a)	10,391	46,240

NETGEAR, Inc.*	5,372	67,633

Ribbon Communications, Inc.*	11,444	30,670

Viavi Solutions, Inc.*	134,516	1,229,476

Total Communications Equipment		3,350,939

Construction & Engineering – 1.1%

Ameresco, Inc., Class A*(a)	10,683	411,936

Argan, Inc.	6,982	317,821

Concrete Pumping Holdings, Inc.*	25,829	221,613

Construction Partners, Inc., Class A*	12,218	446,690

Granite Construction, Inc.	13,479	512,472

IES Holdings, Inc.*	8,348	549,883

MYR Group, Inc.*	6,053	815,702

Northwest Pipe Co.*(a)	7,448	224,706

Primoris Services Corp.	39,343	1,287,696

Sterling Infrastructure, Inc.*	20,917	1,536,981

Total Construction & Engineering		6,325,500

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

Construction Materials – 0.1%

U.S. Lime & Minerals, Inc.	2,553	$513,153

Consumer Finance – 3.1%

Atlanticus Holdings Corp.*	27,584	836,071

Bread Financial Holdings, Inc.	96,132	3,287,715

Consumer Portfolio Services, Inc.*	40,733	369,448

Encore Capital Group, Inc.*	43,425	2,073,978

Enova International, Inc.*	42,107	2,141,983

EZCORP, Inc., Class A*(a)	38,232	315,414

Green Dot Corp., Class A*	50,905	709,107

LendingClub Corp.*	198,108	1,208,459

Navient Corp.	195,729	3,370,453

Oportun Financial Corp.*	66,070	477,025

PRA Group, Inc.*	23,556	452,511

PROG Holdings, Inc.*	47,948	1,592,353

Regional Management Corp.	19,415	537,407

World Acceptance Corp.*	3,834	487,148

Total Consumer Finance		17,859,072

Consumer Staples Distribution & Retail – 0.9%

Andersons, Inc.	25,678	1,322,674

Chefs’ Warehouse, Inc.*	9,282	196,593

Ingles Markets, Inc., Class A	19,135	1,441,439

Natural Grocers by Vitamin Cottage, Inc.	10,537	136,033

PriceSmart, Inc.	9,814	730,456

SpartanNash Co.	21,657	476,454

Village Super Market, Inc., Class A	6,293	142,473

Weis Markets, Inc.	10,045	632,835

Total Consumer Staples Distribution & Retail		5,078,957

Containers & Packaging – 0.8%

Myers Industries, Inc.	16,355	293,245

O-I Glass, Inc.*	151,740	2,538,610

Pactiv Evergreen, Inc.	177,938	1,446,636

TriMas Corp.	22,337	553,064

Total Containers & Packaging		4,831,555

Diversified Consumer Services – 1.8%

Adtalem Global Education, Inc.*	31,235	1,338,420

Carriage Services, Inc.	14,359	405,642

Coursera, Inc.*	34,574	646,188

Duolingo, Inc.*	6,864	1,138,532

European Wax Center, Inc., Class A*(a)	12,866	208,429

Frontdoor, Inc.*	29,662	907,360

Graham Holdings Co., Class B	2,024	1,179,992

Laureate Education, Inc.	34,476	486,112

Lincoln Educational Services Corp.*	20,446	172,769

Perdoceo Education Corp.	53,044	907,052

Rover Group, Inc.*	43,594	272,898

Strategic Education, Inc.	8,210	617,802

Stride, Inc.*	18,186	818,916

Universal Technical Institute, Inc.*	18,449	154,603

WW International, Inc.*	125,149	1,385,399

Total Diversified Consumer Services		10,640,114

Diversified REITs – 0.4%

Alexander & Baldwin, Inc.	9,387	157,044

Alpine Income Property Trust, Inc.	9,499	155,404

American Assets Trust, Inc.	12,780	248,571

Armada Hoffler Properties, Inc.	47,261	483,953

CTO Realty Growth, Inc.	5,246	85,038

Empire State Realty Trust, Inc., Class A	42,936	345,205

NexPoint Diversified Real Estate Trust(a)	74,514	649,017

One Liberty Properties, Inc.	11,609	219,062

Total Diversified REITs		2,343,294

Diversified Telecommunication Services – 0.1%

Bandwidth, Inc., Class A*	2,461	27,736

Consolidated Communications Holdings, Inc.*	27,564	94,269

EchoStar Corp., Class A*	22,111	370,359

IDT Corp., Class B*	13,728	302,702

Ooma, Inc.*	1,456	18,943

Total Diversified Telecommunication Services		814,009

Electric Utilities – 0.4%

Genie Energy Ltd., Class B	3,927	57,845

Otter Tail Corp.	33,297	2,527,908

Via Renewables, Inc.	750	5,437

Total Electric Utilities		2,591,190

Electrical Equipment – 0.7%

Allient, Inc.	5,351	165,453

GrafTech International Ltd.(a)	492,970	1,888,075

LSI Industries, Inc.	16,597	263,560

Powell Industries, Inc.	3,902	323,476

Preformed Line Products Co.	4,792	779,083

Thermon Group Holdings, Inc.*	14,793	406,364

Vicor Corp.*	7,475	440,203

Total Electrical Equipment		4,266,214

Electronic Equipment, Instruments & Components – 1.7%

Arlo Technologies, Inc.*	32,322	332,917

Bel Fuse, Inc., Class B	12,592	600,890

Benchmark Electronics, Inc.	17,456	423,483

CTS Corp.	13,426	560,401

ePlus, Inc.*	17,192	1,092,036

FARO Technologies, Inc.*	4,834	73,622

Itron, Inc.*	9,405	569,755

Kimball Electronics, Inc.*	16,933	463,626

Knowles Corp.*	43,904	650,218

Luna Innovations, Inc.*	4,864	28,503

Methode Electronics, Inc.	18,010	411,528

Napco Security Technologies, Inc.	10,362	230,554

OSI Systems, Inc.*	6,406	756,164

PC Connection, Inc.	12,368	660,204

Richardson Electronics Ltd.	5,098	55,721

Rogers Corp.*	6,233	819,453

ScanSource, Inc.*	21,780	660,152

TTM Technologies, Inc.*	77,175	994,014

Vishay Precision Group, Inc.*	8,749	293,791

Total Electronic Equipment, Instruments & Components		9,677,032

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

Energy Equipment & Services – 0.8%

Archrock, Inc.	40,660	$512,316

Bristow Group, Inc.*	9,207	259,361

DMC Global, Inc.*	9,185	224,757

Natural Gas Services Group, Inc.*	8,380	122,013

Newpark Resources, Inc.*	32,950	227,684

Oceaneering International, Inc.*	21,830	561,468

ProFrac Holding Corp., Class A*(a)	78,690	856,147

RPC, Inc.	107,064	957,152

Select Water Solutions, Inc.	37,046	294,516

Solaris Oilfield Infrastructure, Inc., Class A	15,133	161,318

TETRA Technologies, Inc.*	44,024	280,873

U.S. Silica Holdings, Inc.*	23,552	330,670

Total Energy Equipment & Services		4,788,275

Entertainment – 0.2%

Marcus Corp.	14,541	225,385

Reservoir Media, Inc.*(a)	27,346	166,811

Sciplay Corp., Class A*	13,880	316,048

Vivid Seats, Inc., Class A*	24,140	154,979

Total Entertainment		863,223

Financial Services – 1.9%

A-Mark Precious Metals, Inc.	35,829	1,050,865

Alerus Financial Corp.	15,884	288,771

Cass Information Systems, Inc.	5,786	215,529

Federal Agricultural Mortgage Corp., Class C	6,623	1,021,929

I3 Verticals, Inc., Class A*(a)	10,951	231,504

International Money Express, Inc.*	23,218	393,081

Merchants Bancorp	53,113	1,472,292

NMI Holdings, Inc., Class A*	95,852	2,596,631

Ocwen Financial Corp.*	14,132	365,736

Paymentus Holdings, Inc., Class A*	12,960	215,136

Payoneer Global, Inc.*	74,472	455,769

Repay Holdings Corp.*	77,609	589,052

Rocket Cos., Inc., Class A*(a)	101,569	830,834

Shift4 Payments, Inc., Class A*	11,781	652,314

UWM Holdings Corp.(a)	168,827	818,811

Waterstone Financial, Inc.	10,897	119,322

Total Financial Services		11,317,576

Food Products – 0.8%

B&G Foods, Inc.	41,349	408,942

Cal-Maine Foods, Inc.	30,718	1,487,366

Calavo Growers, Inc.	5,511	139,042

Hain Celestial Group, Inc.*	36,534	378,858

John B Sanfilippo & Son, Inc.	6,057	598,432

Mission Produce, Inc.*(a)	11,422	110,565

Seneca Foods Corp., Class A*(a)	5,541	298,272

Sovos Brands, Inc.*	29,606	667,615

Tootsie Roll Industries, Inc.	14,897	444,824

Utz Brands, Inc.	19,588	263,067

Whole Earth Brands, Inc.*	28,287	101,833

Total Food Products		4,898,816

Gas Utilities – 0.2%

Chesapeake Utilities Corp.	5,804	567,341

Northwest Natural Holding Co.	8,478	323,521

Total Gas Utilities		890,862

Ground Transportation – 1.8%

ArcBest Corp.	29,980	3,047,467

Covenant Logistics Group, Inc.	17,905	785,134

Daseke, Inc.*	61,100	313,443

Heartland Express, Inc.	35,104	515,678

Marten Transport Ltd.	35,160	693,004

PAM Transportation Services, Inc.*	28,128	606,158

Schneider National, Inc., Class B	131,478	3,640,626

Universal Logistics Holdings, Inc.	30,625	771,137

Total Ground Transportation		10,372,647

Health Care Equipment & Supplies – 1.2%

Atrion Corp.	397	164,029

Avanos Medical, Inc.*	18,999	384,160

Bioventus, Inc., Class A*(a)	77,251	254,928

CONMED Corp.	9,119	919,651

Embecta Corp.	67,120	1,010,156

Glaukos Corp.*	8,585	646,021

Integer Holdings Corp.*	11,707	918,180

iRadimed Corp.	4,963	220,208

LeMaitre Vascular, Inc.	5,068	276,105

Omnicell, Inc.*	23,800	1,071,952

Orthofix Medical, Inc.*	3,426	44,058

Semler Scientific, Inc.*	4,533	115,002

Sensus Healthcare, Inc.*	24,093	66,738

UFP Technologies, Inc.*	3,010	485,965

Utah Medical Products, Inc.	1,965	168,990

Varex Imaging Corp.*	22,815	428,694

Zynex, Inc.*(a)	12,494	99,952

Total Health Care Equipment & Supplies		7,274,789

Health Care Providers & Services – 1.5%

Addus HomeCare Corp.*	4,347	370,321

Agiliti, Inc.*	44,164	286,624

Apollo Medical Holdings, Inc.*	16,714	515,627

Cross Country Healthcare, Inc.*	39,004	966,909

DocGo, Inc.*(a)	33,941	180,905

Enhabit, Inc.*	39,736	447,030

Fulgent Genetics, Inc.*(a)	54,222	1,449,896

Joint Corp.*	605	5,439

ModivCare, Inc.*	9,284	292,539

National Research Corp.	5,316	235,871

Owens & Minor, Inc.*	72,307	1,168,481

Pediatrix Medical Group, Inc.*	65,901	837,602

Pennant Group, Inc.*	11,953	133,037

PetIQ, Inc.*	25,571	503,749

RadNet, Inc.*	11,430	322,212

Surgery Partners, Inc.*(a)	18,710	547,267

U.S. Physical Therapy, Inc.	2,319	212,722

Total Health Care Providers & Services		8,476,231

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

Health Care REITs – 0.3%

Community Healthcare Trust, Inc.	7,854	$233,264

LTC Properties, Inc.	15,299	491,557

National Health Investors, Inc.	10,318	529,932

Universal Health Realty Income Trust	14,451	584,254

Total Health Care REITs		1,839,007

Health Care Technology – 0.7%

Computer Programs & Systems, Inc.*	9,859	157,152

Definitive Healthcare Corp.*	23,201	185,376

GoodRx Holdings, Inc., Class A*	130,573	735,126

HealthStream, Inc.	10,077	217,462

Multiplan Corp.*(a)	647,492	1,087,786

NextGen Healthcare, Inc.*	21,596	512,473

OptimizeRx Corp.*(a)	2,933	22,819

Simulations Plus, Inc.	4,898	204,247

Veradigm, Inc.*	58,563	769,518

Total Health Care Technology		3,891,959

Hotel & Resort REITs – 0.4%

DiamondRock Hospitality Co.	55,571	446,235

Hersha Hospitality Trust, Class A	54,946	541,768

Sunstone Hotel Investors, Inc.	122,106	1,141,691

Total Hotel & Resort REITs		2,129,694

Hotels, Restaurants & Leisure – 2.2%

Accel Entertainment, Inc.*	67,571	739,902

Bloomin’ Brands, Inc.	76,911	1,891,241

Bluegreen Vacations Holding Corp.	22,672	831,609

Bowlero Corp., Class A*(a)	21,081	202,799

Brinker International, Inc.*	21,135	667,655

Century Casinos, Inc.*	30,009	153,946

Cheesecake Factory, Inc.	15,592	472,438

Chuy’s Holdings, Inc.*	9,020	320,932

Cracker Barrel Old Country Store, Inc.	10,081	677,443

Dave & Buster’s Entertainment, Inc.*	23,748	880,338

Denny’s Corp.*	27,001	228,698

Dine Brands Global, Inc.	9,978	493,412

Dutch Bros, Inc., Class A*(a)	9,996	232,407

El Pollo Loco Holdings, Inc.	15,677	140,309

Everi Holdings, Inc.*	79,558	1,051,757

First Watch Restaurant Group, Inc.*	14,937	258,261

Golden Entertainment, Inc.	15,693	536,387

Jack in the Box, Inc.	12,215	843,568

Monarch Casino & Resort, Inc.	7,159	444,574

ONE Group Hospitality, Inc.*(a)	31,010	170,555

RCI Hospitality Holdings, Inc.	4,352	263,992

Sabre Corp.*(a)	69,840	313,582

Six Flags Entertainment Corp.*	31,654	744,186

Target Hospitality Corp.*(a)	21,402	339,864

Total Hotels, Restaurants & Leisure		12,899,855

Household Durables – 6.7%

Bassett Furniture Industries, Inc.	17,764	260,243

Beazer Homes USA, Inc.*	59,147	1,473,352

Cavco Industries, Inc.*	7,498	1,991,919

Century Communities, Inc.	57,333	3,828,698

Cricut, Inc., Class A(a)	47,475	441,043

Dream Finders Homes, Inc., Class A*(a)	65,076	1,446,639

Ethan Allen Interiors, Inc.	27,833	832,207

GoPro, Inc., Class A*(a)	174,162	546,869

Green Brick Partners, Inc.*	83,816	3,479,202

Hooker Furnishings Corp.	2,140	41,623

Hovnanian Enterprises, Inc., Class A*	10,465	1,063,872

Installed Building Products, Inc.	18,016	2,250,018

La-Z-Boy, Inc.	46,634	1,440,058

Landsea Homes Corp.*	83,464	750,341

Legacy Housing Corp.*	21,485	417,024

LGI Homes, Inc.*	27,552	2,741,148

Lovesac Co.*	15,968	318,083

M/I Homes, Inc.*	53,264	4,476,307

MDC Holdings, Inc.	135,508	5,586,995

Sonos, Inc.*(a)	28,417	366,863

Tri Pointe Homes, Inc.*	187,581	5,130,340

Tupperware Brands Corp.*(a)	77,443	108,420

Universal Electronics, Inc.*	2,284	20,670

Total Household Durables		39,011,934

Household Products – 0.6%

Central Garden & Pet Co., Class A*	27,009	1,082,791

Energizer Holdings, Inc.	38,573	1,235,879

Spectrum Brands Holdings, Inc.	8,476	664,095

WD-40 Co.	3,209	652,197

Total Household Products		3,634,962

Independent Power & Renewable Electricity Producers – 0.1%

Montauk Renewables, Inc.*(a)	31,905	290,655

Insurance – 2.2%

Ambac Financial Group, Inc.*	82,268	992,152

AMERISAFE, Inc.	5,380	269,377

BRP Group, Inc., Class A*	13,594	315,789

Donegal Group, Inc., Class A	9,574	136,477

Employers Holdings, Inc.	11,755	469,612

Genworth Financial, Inc., Class A*	837,396	4,907,141

Goosehead Insurance, Inc., Class A*	5,602	417,517

Hagerty, Inc., Class A*	18,620	152,125

Horace Mann Educators Corp.	17,415	511,653

Investors Title Co.	938	138,908

National Western Life Group, Inc., Class A	3,614	1,581,089

Palomar Holdings, Inc.*	7,354	373,215

ProAssurance Corp.	21,742	410,706

Safety Insurance Group, Inc.	6,598	449,918

Stewart Information Services Corp.	38,022	1,665,364

United Fire Group, Inc.	15,475	305,631

Total Insurance		13,096,674

Interactive Media & Services – 0.8%

Cargurus, Inc.*	86,698	1,518,949

Cars.com, Inc.*	66,809	1,126,399

DHI Group, Inc.*	9,563	29,263

QuinStreet, Inc.*	10,724	96,194

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

Shutterstock, Inc.	18,376	$699,207

System1, Inc.*	23,190	28,060

Yelp, Inc.*	15,649	650,842

ZipRecruiter, Inc., Class A*	28,518	341,931

Total Interactive Media & Services		4,490,845

IT Services – 0.5%

Brightcove, Inc.*	3,388	11,146

Grid Dynamics Holdings, Inc.*	22,814	277,874

Hackett Group, Inc.	17,529	413,509

Information Services Group, Inc.	34,408	150,707

Perficient, Inc.*	14,180	820,455

Rackspace Technology, Inc.*(a)	264,019	620,445

Squarespace, Inc., Class A*	19,311	559,440

Unisys Corp.*	44,098	152,138

Total IT Services		3,005,714

Leisure Products – 1.5%

American Outdoor Brands, Inc.*	2,427	23,736

AMMO, Inc.*(a)	117,206	236,756

Funko, Inc., Class A*(a)	39,986	305,893

JAKKS Pacific, Inc.*	17,285	321,328

Johnson Outdoors, Inc., Class A	5,460	298,607

Malibu Boats, Inc., Class A*	21,131	1,035,842

MasterCraft Boat Holdings, Inc.*	27,649	614,361

Smith & Wesson Brands, Inc.	61,314	791,564

Solo Brands, Inc., Class A*	125,854	641,855

Sturm Ruger & Co., Inc.	12,667	660,204

Vista Outdoor, Inc.*(a)	107,341	3,555,134

Total Leisure Products		8,485,280

Life Sciences Tools & Services – 0.9%

Cytek Biosciences, Inc.*(a)	30,381	167,703

Maravai LifeSciences Holdings, Inc., Class A*	189,813	1,898,130

Mesa Laboratories, Inc.	1,815	190,702

Sotera Health Co.*(a)	198,043	2,966,684

Total Life Sciences Tools & Services		5,223,219

Machinery – 2.6%

Alamo Group, Inc.	4,310	745,027

Astec Industries, Inc.	1,926	90,734

Barnes Group, Inc.	17,286	587,205

CIRCOR International, Inc.*	8,693	484,635

Columbus McKinnon Corp.	20,216	705,741

Commercial Vehicle Group, Inc.*	21,335	165,560

Douglas Dynamics, Inc.	7,668	231,420

Energy Recovery, Inc.*	13,449	285,253

Enerpac Tool Group Corp.	14,717	388,970

EnPro Industries, Inc.	8,393	1,017,148

ESCO Technologies, Inc.	5,832	609,094

Gorman-Rupp Co.	4,627	152,228

Greenbrier Cos., Inc.	10,510	420,400

Helios Technologies, Inc.	19,189	1,064,606

Hillman Solutions Corp.*	72,896	601,392

Kadant, Inc.	3,406	768,223

Kennametal, Inc.	42,126	1,048,095

Lindsay Corp.	3,210	377,753

Manitowoc Co., Inc.*	26,504	398,885

Miller Industries, Inc.	6,091	238,828

Mueller Water Products, Inc., Class A	54,434	690,223

Omega Flex, Inc.	2,555	201,155

Proto Labs, Inc.*	13,750	363,000

REV Group, Inc.	18,638	298,208

Shyft Group, Inc.	12,244	183,293

Standex International Corp.	6,016	876,471

Tennant Co.	6,537	484,719

Titan International, Inc.*	64,271	863,159

Trinity Industries, Inc.	16,769	408,325

Wabash National Corp.	19,089	403,160

Total Machinery		15,152,910

Marine Transportation – 1.1%

Matson, Inc.	73,850	6,551,972

Media – 2.0%

Advantage Solutions, Inc.*(a)	605,674	1,720,114

Altice USA, Inc., Class A*	579,667	1,895,511

AMC Networks, Inc., Class A*	61,808	728,098

Cumulus Media, Inc., Class A*	35,671	181,565

Daily Journal Corp.*	744	218,736

Entravision Communications Corp., Class A	50,217	183,292

EW Scripps Co., Class A*	50,320	275,754

Gannett Co., Inc.*	253,271	620,514

Gray Television, Inc.	147,358	1,019,717

John Wiley & Sons, Inc., Class A	31,911	1,186,132

Magnite, Inc.*	53,239	401,422

PubMatic, Inc., Class A*(a)	23,192	280,623

Scholastic Corp.	11,830	451,196

Sinclair, Inc.(a)	97,167	1,090,214

TechTarget, Inc.*	13,640	414,110

Thryv Holdings, Inc.*	40,176	754,104

WideOpenWest, Inc.*	24,647	188,550

Total Media		11,609,652

Metals & Mining – 2.4%

Century Aluminum Co.*	61,665	443,371

Compass Minerals International, Inc.	9,016	251,997

Haynes International, Inc.	5,563	258,791

Kaiser Aluminum Corp.	3,788	285,085

Materion Corp.	7,975	812,732

Olympic Steel, Inc.	18,887	1,061,638

Ramaco Resources, Inc., Class A	72,028	791,588

Ramaco Resources, Inc., Class B	14,400	171,792

Ryerson Holding Corp.	66,489	1,934,165

Schnitzer Steel Industries, Inc., Class A	36,492	1,016,302

SunCoke Energy, Inc.	84,153	854,153

TimkenSteel Corp.*	57,978	1,259,282

Tredegar Corp.	31,096	168,230

Warrior Met Coal, Inc.	95,879	4,897,499

Total Metals & Mining		14,206,625

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

Multi-Utilities – 0.1%

Unitil Corp.	6,324	$270,098

Office REITs – 0.4%

Brandywine Realty Trust	207,059	940,048

Easterly Government Properties, Inc.	26,288	300,472

JBG SMITH Properties	30,330	438,572

Office Properties Income Trust	19,855	81,405

Paramount Group, Inc.	63,918	295,301

Piedmont Office Realty Trust, Inc., Class A	24,772	139,219

Postal Realty Trust, Inc., Class A	1,976	26,676

Total Office REITs		2,221,693

Oil, Gas & Consumable Fuels – 4.6%

Amplify Energy Corp.*(a)	49,060	360,591

Berry Corp.	130,496	1,070,067

Clean Energy Fuels Corp.*	52,316	200,370

Crescent Energy Co., Class A	44,678	564,730

Delek U.S. Holdings, Inc.	77,646	2,205,923

Earthstone Energy, Inc., Class A*	161,898	3,276,815

Excelerate Energy, Inc., Class A	10,259	174,813

Gulfport Energy Corp.*	38,300	4,544,678

NACCO Industries, Inc., Class A	7,814	274,037

Overseas Shipholding Group, Inc., Class A*	36,746	161,315

Par Pacific Holdings, Inc.*	103,440	3,717,634

PHX Minerals, Inc.	27,328	99,474

REX American Resources Corp.*	12,707	517,429

SandRidge Energy, Inc.	57,709	903,723

SilverBow Resources, Inc.*(a)	41,978	1,501,553

Sitio Royalties Corp., Class A	48,362	1,170,844

Talos Energy, Inc.*	88,914	1,461,746

VAALCO Energy, Inc.	133,758	587,198

Vital Energy, Inc.*	35,461	1,965,249

W&T Offshore, Inc.*	288,645	1,264,265

World Kinect Corp.	29,323	657,715

Total Oil, Gas & Consumable Fuels		26,680,169

Paper & Forest Products – 0.4%

Clearwater Paper Corp.*	15,061	545,961

Sylvamo Corp.	41,861	1,839,373

Total Paper & Forest Products		2,385,334

Passenger Airlines – 0.5%

Allegiant Travel Co.	5,513	423,729

SkyWest, Inc.*	48,466	2,032,664

Sun Country Airlines Holdings, Inc.*(a)	14,134	209,749

Total Passenger Airlines		2,666,142

Personal Care Products – 0.4%

Edgewell Personal Care Co.	23,910	883,714

Medifast, Inc.	9,049	677,318

Nature’s Sunshine Products, Inc.*	13,871	229,842

Nu Skin Enterprises, Inc., Class A	9,785	207,540

USANA Health Sciences, Inc.*	9,732	570,392

Total Personal Care Products		2,568,806

Pharmaceuticals – 1.3%

Amneal Pharmaceuticals, Inc.*	273,860	1,155,689

Amphastar Pharmaceuticals, Inc.*	20,683	951,211

ANI Pharmaceuticals, Inc.*	4,600	267,076

Assertio Holdings, Inc.*(a)	80,603	206,344

Atea Pharmaceuticals, Inc.*	60,149	180,447

Collegium Pharmaceutical, Inc.*	32,046	716,228

Innoviva, Inc.*	133,716	1,736,971

Ligand Pharmaceuticals, Inc.*	3,185	190,845

Pacira BioSciences, Inc.*	15,750	483,210

Phibro Animal Health Corp., Class A	35,884	458,239

ProPhase Labs, Inc.*(a)	20,866	91,184

SIGA Technologies, Inc.(a)	87,524	459,501

Supernus Pharmaceuticals, Inc.*	16,154	445,366

Total Pharmaceuticals		7,342,311

Professional Services – 2.3%

Barrett Business Services, Inc.	4,593	414,472

CBIZ, Inc.*	18,291	949,303

Conduent, Inc.*	103,940	361,711

CRA International, Inc.	3,614	364,147

CSG Systems International, Inc.	12,720	650,246

DLH Holdings Corp.*	13,051	152,305

First Advantage Corp.	81,955	1,130,159

Forrester Research, Inc.*	12,993	375,498

Franklin Covey Co.*	3,502	150,306

Heidrick & Struggles International, Inc.	22,010	550,690

HireRight Holdings Corp.*	110,016	1,046,252

Huron Consulting Group, Inc.*	6,664	694,122

ICF International, Inc.	7,323	884,692

Kelly Services, Inc., Class A	21,353	388,411

Kforce, Inc.	9,031	538,790

Legalzoom.com, Inc.*	43,052	470,989

NV5 Global, Inc.*	4,127	397,141

RCM Technologies, Inc.*(a)	10,032	196,025

Resources Connection, Inc.	26,872	400,662

Sterling Check Corp.*(a)	50,262	634,306

TrueBlue, Inc.*	30,983	454,521

TTEC Holdings, Inc.	26,570	696,665

Verra Mobility Corp.*	67,895	1,269,637

Willdan Group, Inc.*	8,786	179,498

Total Professional Services		13,350,548

Real Estate Management & Development – 1.6%

Anywhere Real Estate, Inc.*	195,834	1,259,213

Douglas Elliman, Inc.	71,396	161,355

eXp World Holdings, Inc.(a)	36,385	590,892

Forestar Group, Inc.*	81,059	2,183,729

FRP Holdings, Inc.*	2,513	135,627

Kennedy-Wilson Holdings, Inc.	40,398	595,467

Marcus & Millichap, Inc.	29,984	879,731

Newmark Group, Inc., Class A	284,176	1,827,252

RE/MAX Holdings, Inc., Class A	21,243	274,884

RMR Group, Inc., Class A	6,897	169,114

St. Joe Co.	14,576	791,914

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

Stratus Properties, Inc.*(a)	15,806	$433,084

Tejon Ranch Co.*	12,325	199,912

Total Real Estate Management & Development		9,502,174

Residential REITs – 0.2%

Apartment Investment & Management Co., Class A*	102,016	693,709

NexPoint Residential Trust, Inc.	19,382	623,713

Total Residential REITs		1,317,422

Retail REITs – 0.6%

Acadia Realty Trust	25,501	365,939

Alexander’s, Inc.	2,696	491,292

Getty Realty Corp.	17,948	497,698

NETSTREIT Corp.	10,098	157,327

Retail Opportunity Investments Corp.	25,975	321,570

RPT Realty	34,251	361,690

Saul Centers, Inc.	7,899	278,598

Tanger Factory Outlet Centers, Inc.	25,826	583,668

Urban Edge Properties	24,926	380,371

Whitestone REIT	18,593	179,051

Total Retail REITs		3,617,204

Semiconductors & Semiconductor Equipment – 1.4%

Aehr Test Systems*(a)	5,147	235,218

AXT, Inc.*	10,361	24,866

CEVA, Inc.*	8,908	172,726

Cohu, Inc.*	26,195	902,156

Everspin Technologies, Inc.*	19,219	188,923

FormFactor, Inc.*	36,069	1,260,251

NVE Corp.	2,587	212,496

PDF Solutions, Inc.*	6,862	222,329

Photronics, Inc.*	35,990	727,358

Semtech Corp.*	47,619	1,226,189

SiTime Corp.*(a)	6,523	745,253

Ultra Clean Holdings, Inc.*	37,351	1,108,204

Veeco Instruments, Inc.*	35,430	995,937

Total Semiconductors & Semiconductor Equipment		8,021,906

Software – 3.1%

8x8, Inc.*	36,552	92,111

A10 Networks, Inc.	24,634	370,249

ACI Worldwide, Inc.*	54,221	1,223,226

Adeia, Inc.	74,633	797,080

Agilysys, Inc.*	4,567	302,153

Alarm.com Holdings, Inc.*	14,400	880,416

Altair Engineering, Inc., Class A*	11,564	723,444

American Software, Inc., Class A	4,861	55,707

Appfolio, Inc., Class A*	3,361	613,819

Cerence, Inc.*	20,980	427,363

Cleanspark, Inc.*	80,983	308,545

Clearwater Analytics Holdings, Inc., Class A*(a)	16,378	316,750

Consensus Cloud Solutions, Inc.*	13,383	336,984

CoreCard Corp.*(a)	4,892	97,840

Digital Turbine, Inc.*	64,050	387,502

E2open Parent Holdings, Inc.*(a)	68,959	313,074

Ebix, Inc.(a)	33,735	333,302

eGain Corp.*	4,123	25,274

Enfusion, Inc., Class A*(a)	15,716	140,972

Everbridge, Inc.*	9,537	213,820

EverCommerce, Inc.*	115,082	1,154,272

Expensify, Inc., Class A*	32,612	105,989

InterDigital, Inc.	12,787	1,026,029

LiveRamp Holdings, Inc.*	15,444	445,405

MeridianLink, Inc.*	21,396	365,016

Mitek Systems, Inc.*(a)	30,669	328,772

Model N, Inc.*	9,424	230,040

N-able, Inc.*	37,184	479,674

Olo, Inc., Class A*	29,159	176,704

Progress Software Corp.	23,210	1,220,382

Q2 Holdings, Inc.*	14,994	483,856

Rapid7, Inc.*	12,910	591,020

Red Violet, Inc.*(a)	3,267	65,373

Rimini Street, Inc.*	162,384	357,245

SolarWinds Corp.*	120,758	1,139,955

SoundThinking, Inc.*	2,746	49,153

Telos Corp.*	38,751	92,615

Upland Software, Inc.*	66,460	307,045

Varonis Systems, Inc.*	23,832	727,829

Verint Systems, Inc.*	26,536	610,063

Vertex, Inc., Class A*	15,095	348,694

Total Software		18,264,762

Specialized REITs – 0.1%

Farmland Partners, Inc.	6,247	64,094

Four Corners Property Trust, Inc.	25,764	571,703

Total Specialized REITs		635,797

Specialty Retail – 5.1%

1-800-Flowers.com, Inc., Class A*(a)	7,124	49,868

Aaron’s Co., Inc.	44,788	468,930

Abercrombie & Fitch Co., Class A*	11,540	650,510

America’s Car-Mart, Inc.*(a)	6,058	551,217

Arhaus, Inc.*	76,342	709,981

Arko Corp.	51,020	364,793

Big 5 Sporting Goods Corp.	27,596	193,448

Boot Barn Holdings, Inc.*	18,852	1,530,594

Buckle, Inc.	38,363	1,280,941

Build-A-Bear Workshop, Inc.	13,681	402,358

Caleres, Inc.	51,563	1,482,952

Camping World Holdings, Inc., Class A	69,644	1,421,434

CarParts.com, Inc.*	22,231	91,592

Chico’s FAS, Inc.*	140,863	1,053,655

Children’s Place, Inc.*	16,318	441,075

Citi Trends, Inc.*	5,249	116,633

Conn’s, Inc.*	10,629	41,985

Container Store Group, Inc.*	96,727	217,636

Designer Brands, Inc., Class A	102,325	1,295,434

Destination XL Group, Inc.*(a)	62,117	278,284

Duluth Holdings, Inc., Class B*	35,931	215,945

Genesco, Inc.*	16,021	493,767

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

Guess?, Inc.	47,770	$1,033,743

Haverty Furniture Cos., Inc.	21,136	608,294

Hibbett, Inc.	13,035	619,293

J Jill, Inc.*	11,942	353,483

JOANN, Inc.*(a)	3,261	2,348

Lands’ End, Inc.*	15,409	115,105

Lazydays Holdings, Inc.*(a)	20,084	152,638

LL Flooring Holdings, Inc.*	7,668	24,308

Lulu’s Fashion Lounge Holdings, Inc.*(a)	34,056	68,453

MarineMax, Inc.*	42,623	1,398,887

Monro, Inc.	9,008	250,152

ODP Corp.*	31,184	1,439,142

OneWater Marine, Inc., Class A*(a)	27,590	706,856

Overstock.com, Inc.*(a)	13,691	216,592

Petco Health & Wellness Co., Inc.*(a)	139,435	570,289

PetMed Express, Inc.	10,722	109,900

Revolve Group, Inc.*(a)	20,597	280,325

RumbleON, Inc., Class B*(a)	32,782	200,954

Sally Beauty Holdings, Inc.*	148,404	1,243,625

Shoe Carnival, Inc.	31,162	748,823

Sleep Number Corp.*	10,592	260,457

Sonic Automotive, Inc., Class A	47,381	2,262,917

Sportsman’s Warehouse Holdings, Inc.*(a)	49,569	222,565

Tile Shop Holdings, Inc.*	38,095	209,142

Tilly’s, Inc., Class A*	22,777	184,949

Torrid Holdings, Inc.*(a)	143,144	316,348

Upbound Group, Inc.	67,907	1,999,861

Winmark Corp.	1,477	551,113

Zumiez, Inc.*	22,628	402,778

Total Specialty Retail		29,906,372

Technology Hardware, Storage & Peripherals – 0.3%

Avid Technology, Inc.*	14,129	379,646

Corsair Gaming, Inc.*	18,361	266,785

Eastman Kodak Co.*	16,747	70,505

Immersion Corp.	31,106	205,611

Xerox Holdings Corp.	42,347	664,425

Total Technology Hardware, Storage & Peripherals		1,586,972

Textiles, Apparel & Luxury Goods – 2.1%

Figs, Inc., Class A*(a)	38,354	226,289

Fossil Group, Inc.*	12,418	25,581

G-III Apparel Group Ltd.*	124,751	3,108,795

Hanesbrands, Inc.	514,836	2,038,751

Kontoor Brands, Inc.	40,076	1,759,737

Lakeland Industries, Inc.	1,989	29,974

Levi Strauss & Co., Class A(a)	188,043	2,553,624

Movado Group, Inc.	24,194	661,706

Oxford Industries, Inc.	9,916	953,225

Rocky Brands, Inc.	6,889	101,268

Superior Group of Cos., Inc.	6,064	47,178

Vera Bradley, Inc.*	22,610	149,452

Wolverine World Wide, Inc.	104,031	838,490

Total Textiles, Apparel & Luxury Goods		12,494,070

Tobacco – 0.3%

Turning Point Brands, Inc.	17,726	409,293

Universal Corp.	10,003	472,242

Vector Group Ltd.	81,460	866,734

Total Tobacco		1,748,269

Trading Companies & Distributors – 2.4%

Alta Equipment Group, Inc.	10,991	132,551

BlueLinx Holdings, Inc.*	17,600	1,444,784

Custom Truck One Source, Inc.*(a)	51,239	317,682

Distribution Solutions Group, Inc.*	11,620	302,120

DXP Enterprises, Inc.*	11,978	418,511

Global Industrial Co.	24,234	811,839

GMS, Inc.*	49,268	3,151,674

H&E Equipment Services, Inc.	21,136	912,864

Hudson Technologies, Inc.*	61,265	814,824

McGrath RentCorp	9,546	956,891

MRC Global, Inc.*	49,883	511,301

NOW, Inc.*	43,515	516,523

Titan Machinery, Inc.*	14,775	392,720

Transcat, Inc.*	2,914	285,485

Veritiv Corp.	19,140	3,232,746

Total Trading Companies & Distributors		14,202,515

Water Utilities – 0.2%

Artesian Resources Corp., Class A	6,402	268,820

Middlesex Water Co.	3,815	252,744

Pure Cycle Corp.*	12,035	115,536

SJW Group	6,863	412,535

York Water Co.	4,711	176,615

Total Water Utilities		1,226,250

Wireless Telecommunication Services – 0.6%

Gogo, Inc.*	118,365	1,412,094

Telephone & Data Systems, Inc.	34,716	635,650

U.S. Cellular Corp.*	29,832	1,281,881

Total Wireless Telecommunication Services		3,329,625
Total United States		582,971,157

Philippines – 0.1%

Professional Services – 0.1%

TaskUS, Inc., Class A*(a)	46,157	479,110
TOTAL COMMON STOCKS (Cost: $614,935,256)		583,450,267

WARRANTS – 0.0%

United States – 0.0%
OmniAb, Inc.,
exercise price $12.50, expiring 11/1/27*†	2,562	0
exercise price $15.00, expiring 11/1/27*†	2,562	0
TOTAL WARRANTS (Cost: $0)		0

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2023

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%

United States – 2.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $11,901,818)	11,901,818	$11,901,818

TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $626,837,074)		595,352,085

Other Assets less Liabilities – (2.0)%		(11,567,774)

NET ASSETS – 100.0%		$583,784,311
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $36,155,778. The Fund also had securities on loan having a total market value of $138,813 that were sold and pending settlement. The total market value of the collateral held by the Fund was $37,364,791. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,462,973.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree U.S. MidCap Fund^	$1,253,597	$—	$1,282,999	$(74,853)	$104,255	$—	$4,789
^	As of September 30, 2023, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$583,450,267	$—	$—		$583,450,267
Warrants	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	11,901,818	—		11,901,818
Total Investments in Securities	$583,450,267	$11,901,818	$0		$595,352,085
*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.6%

Aerospace & Defense – 0.8%

Kaman Corp.	35,348	$694,588

Moog, Inc., Class A	11,300	1,276,448

National Presto Industries, Inc.	3,602	261,001

Total Aerospace & Defense		2,232,037

Automobile Components – 3.0%

Dana, Inc.	110,176	1,616,282

LCI Industries	33,409	3,922,885

Patrick Industries, Inc.	23,051	1,730,208

Standard Motor Products, Inc.	20,459	687,831

Total Automobile Components		7,957,206

Automobiles – 0.4%

Winnebago Industries, Inc.	18,655	1,109,040

Banks – 6.6%

Amalgamated Financial Corp.	16,023	275,916

Arrow Financial Corp.	13,481	229,443

Bank7 Corp.	6,802	153,113

Cambridge Bancorp	7,546	470,040

Capital City Bank Group, Inc.	11,999	357,930

CF Bankshares, Inc.	2,665	45,092

Citizens Financial Services, Inc.	1,924	92,198

Civista Bancshares, Inc.	13,457	208,584

Eagle Bancorp Montana, Inc.	5,691	67,268

Esquire Financial Holdings, Inc.	3,071	140,314

Farmers National Banc Corp.	51,271	592,693

FB Financial Corp.	19,461	551,914

First Bancorp, Inc.	8,705	204,568

First Commonwealth Financial Corp.	101,967	1,245,017

First Savings Financial Group, Inc.	5,090	76,096

FS Bancorp, Inc.	6,712	198,004

German American Bancorp, Inc.	23,280	630,655

Greene County Bancorp, Inc.	5,046	121,356

Hilltop Holdings, Inc.	44,509	1,262,275

Hingham Institution for Savings(a)	722	134,834

Home Bancorp, Inc.	6,804	216,843

Independent Bank Corp.	25,726	471,815

Lakeland Bancorp, Inc.	67,308	849,427

Live Oak Bancshares, Inc.	12,115	350,729

Macatawa Bank Corp.	31,416	281,487

MainStreet Bancshares, Inc.	4,339	89,123

Mercantile Bank Corp.	20,176	623,640

Meridian Corp.	10,382	101,692

Mid Penn Bancorp, Inc.	13,206	265,837

MVB Financial Corp.	13,103	295,866

National Bank Holdings Corp., Class A	28,830	857,981

Northeast Bank	2,172	95,785

Northrim Bancorp, Inc.	7,141	282,926

Orange County Bancorp, Inc.	3,578	154,462

Origin Bancorp, Inc.	15,750	454,703

Parke Bancorp, Inc.	13,914	226,659

Pathward Financial, Inc.	8,020	369,642

Peoples Financial Services Corp.	6,250	250,625

Plumas Bancorp	4,163	142,125

Provident Bancorp, Inc.*	19,434	188,315

Seacoast Banking Corp. of Florida	44,655	980,624

Stock Yards Bancorp, Inc.	15,669	615,635

Summit State Bank	4,213	69,388

Union Bankshares, Inc.	3,983	89,219

Unity Bancorp, Inc.	6,402	149,999

Veritex Holdings, Inc.	45,084	809,258

Westamerica BanCorp	24,418	1,056,078

Total Banks		17,397,193

Beverages – 0.3%

MGP Ingredients, Inc.	6,437	678,975

Building Products – 1.4%

Armstrong World Industries, Inc.	20,480	1,474,560

CSW Industrials, Inc.	4,330	758,789

Griffon Corp.	21,796	864,647

Insteel Industries, Inc.	5,466	177,427

Quanex Building Products Corp.	15,412	434,156

Total Building Products		3,709,579

Capital Markets – 11.5%

Artisan Partners Asset Management, Inc., Class A	116,598	4,363,097

BGC Group, Inc., Class A	100,368	529,943

Cohen & Steers, Inc.	50,913	3,191,736

Diamond Hill Investment Group, Inc.	3,420	576,509

Federated Hermes, Inc.	80,912	2,740,489

Hamilton Lane, Inc., Class A	27,702	2,505,369

Moelis & Co., Class A	111,815	5,046,211

Oppenheimer Holdings, Inc., Class A	5,823	223,079

P10, Inc., Class A	17,565	204,632

Piper Sandler Cos.	9,954	1,446,416

PJT Partners, Inc., Class A	10,184	809,017

Silvercrest Asset Management Group, Inc., Class A	13,504	214,309

StepStone Group, Inc., Class A	55,637	1,757,017

Value Line, Inc.	3,595	157,173

Victory Capital Holdings, Inc., Class A	75,023	2,501,267

Virtu Financial, Inc., Class A	135,987	2,348,496

Virtus Investment Partners, Inc.	7,903	1,596,327

Total Capital Markets		30,211,087

Chemicals – 6.8%

AdvanSix, Inc.	13,383	415,944

American Vanguard Corp.	8,147	89,047

Chase Corp.	3,518	447,595

FutureFuel Corp.	41,380	296,695

Hawkins, Inc.	9,786	575,906

Innospec, Inc.	9,718	993,179

Koppers Holdings, Inc.	5,891	232,989

Kronos Worldwide, Inc.	194,356	1,506,259

Mativ Holdings, Inc.	92,830	1,323,756

Minerals Technologies, Inc.	8,636	472,907

NewMarket Corp.	8,352	3,800,494

Quaker Chemical Corp.	5,556	888,960

Scotts Miracle-Gro Co.(a)	85,154	4,400,759

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2023

Investments	Shares	Value

Sensient Technologies Corp.	29,691	$1,736,330

Stepan Co.	9,596	719,412

Total Chemicals		17,900,232

Commercial Services & Supplies – 4.0%

ABM Industries, Inc.	36,497	1,460,245

ACCO Brands Corp.	161,596	927,561

Brady Corp., Class A	29,206	1,603,993

Brink’s Co.	20,569	1,494,132

Deluxe Corp.	75,846	1,432,731

Ennis, Inc.	37,214	789,681

Interface, Inc.	15,976	156,725

Steelcase, Inc., Class A	168,049	1,877,107

UniFirst Corp.	4,196	683,990

VSE Corp.	3,902	196,817

Total Commercial Services & Supplies		10,622,982

Construction & Engineering – 0.8%

Argan, Inc.	12,530	570,365

Granite Construction, Inc.	21,085	801,652

Primoris Services Corp.	20,557	672,831

Total Construction & Engineering		2,044,848

Construction Materials – 0.1%

U.S. Lime & Minerals, Inc.	1,512	303,912

Consumer Finance – 0.6%

Bread Financial Holdings, Inc.	35,035	1,198,197

Regional Management Corp.	13,335	369,113

Total Consumer Finance		1,567,310

Consumer Staples Distribution & Retail – 1.0%

Ingles Markets, Inc., Class A	4,107	309,380

Natural Grocers by Vitamin Cottage, Inc.	32,947	425,346

PriceSmart, Inc.	12,726	947,196

Weis Markets, Inc.	14,018	883,134

Total Consumer Staples Distribution & Retail		2,565,056

Containers & Packaging – 0.2%

Myers Industries, Inc.	28,372	508,710

Diversified Consumer Services – 1.1%

Carriage Services, Inc.	9,923	280,325

Graham Holdings Co., Class B	1,295	754,985

Strategic Education, Inc.	23,846	1,794,411

Total Diversified Consumer Services		2,829,721

Diversified REITs – 0.2%

NexPoint Diversified Real Estate Trust(a)	56,943	495,974

Electric Utilities – 0.7%

MGE Energy, Inc.	27,017	1,850,934

Via Renewables, Inc.	3,043	22,062

Total Electric Utilities		1,872,996

Electrical Equipment – 1.1%

Allient, Inc.	4,288	132,585

Encore Wire Corp.	5,330	972,512

EnerSys	12,289	1,163,399

LSI Industries, Inc.	17,669	280,584

Preformed Line Products Co.	1,734	281,914

Total Electrical Equipment		2,830,994

Electronic Equipment, Instruments & Components – 1.8%

Advanced Energy Industries, Inc.	10,545	1,087,400

Badger Meter, Inc.	8,012	1,152,687

Benchmark Electronics, Inc.	26,991	654,802

Climb Global Solutions, Inc.	3,778	162,492

Methode Electronics, Inc.	14,039	320,791

Richardson Electronics Ltd.	3,866	42,255

Vontier Corp.	44,513	1,376,342

Total Electronic Equipment, Instruments & Components		4,796,769

Energy Equipment & Services – 0.7%

Cactus, Inc., Class A	17,384	872,851

RPC, Inc.	67,255	601,260

Solaris Oilfield Infrastructure, Inc., Class A	46,602	496,777

Total Energy Equipment & Services		1,970,888

Entertainment – 0.4%

TKO Group Holdings, Inc.	12,077	1,015,193

Financial Services – 1.9%

A-Mark Precious Metals, Inc.	18,165	532,779

Merchants Bancorp	16,733	463,839

PennyMac Financial Services, Inc.	22,892	1,524,607

Walker & Dunlop, Inc.	29,891	2,219,108

Waterstone Financial, Inc.	35,581	389,612

Total Financial Services		5,129,945

Food Products – 0.2%

Alico, Inc.	13,632	340,255

John B Sanfilippo & Son, Inc.	2,996	296,005

Total Food Products		636,260

Gas Utilities – 0.4%

Chesapeake Utilities Corp.	10,552	1,031,458

Ground Transportation – 0.9%

ArcBest Corp.	7,084	720,089

Heartland Express, Inc.	22,161	325,545

Universal Logistics Holdings, Inc.	10,693	269,250

Werner Enterprises, Inc.	24,553	956,339

Total Ground Transportation		2,271,223

Health Care Equipment & Supplies – 0.4%

Atrion Corp.	838	346,237

LeMaitre Vascular, Inc.	8,273	450,713

Utah Medical Products, Inc.	1,670	143,620

Total Health Care Equipment & Supplies		940,570

Health Care Providers & Services – 2.5%

National Research Corp.	10,230	453,905

Patterson Cos., Inc.	111,672	3,309,958

Select Medical Holdings Corp.	84,479	2,134,785

U.S. Physical Therapy, Inc.	7,896	724,300

Total Health Care Providers & Services		6,622,948

Health Care REITs – 0.4%

Universal Health Realty Income Trust	23,410	946,466

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2023

Investments	Shares	Value

Health Care Technology – 0.1%

Simulations Plus, Inc.	5,584	$232,853

Hotels, Restaurants & Leisure – 3.3%

Bloomin’ Brands, Inc.	76,968	1,892,643

Bluegreen Vacations Holding Corp.	15,438	566,266

Canterbury Park Holding Corp.	2,644	53,488

Cheesecake Factory, Inc.	56,072	1,698,982

Cracker Barrel Old Country Store, Inc.	38,302	2,573,894

RCI Hospitality Holdings, Inc.	2,634	159,779

Red Rock Resorts, Inc., Class A	43,568	1,786,288

Total Hotels, Restaurants & Leisure		8,731,340

Household Durables – 1.6%

Century Communities, Inc.	16,931	1,130,652

Hamilton Beach Brands Holding Co., Class A	7,461	92,591

Installed Building Products, Inc.	13,655	1,705,373

La-Z-Boy, Inc.	41,905	1,294,027

Lifetime Brands, Inc.	14,727	82,913

Total Household Durables		4,305,556

Household Products – 1.6%

Energizer Holdings, Inc.	78,995	2,531,000

WD-40 Co.	7,993	1,624,497

Total Household Products		4,155,497

Insurance – 2.3%

American Equity Investment Life Holding Co.*	25,134	1,348,188

AMERISAFE, Inc.	14,386	720,307

Crawford & Co., Class A	20,261	189,238

Employers Holdings, Inc.	21,200	846,940

Horace Mann Educators Corp.	45,307	1,331,120

Investors Title Co.	970	143,647

Stewart Information Services Corp.	36,625	1,604,175

Total Insurance		6,183,615

Interactive Media & Services – 0.3%

Shutterstock, Inc.	20,896	795,093

IT Services – 0.3%

Hackett Group, Inc.	20,356	480,198

Information Services Group, Inc.	46,350	203,013

Total IT Services		683,211

Leisure Products – 1.6%

Acushnet Holdings Corp.	35,375	1,876,290

Escalade, Inc.	13,804	211,339

Johnson Outdoors, Inc., Class A	6,776	370,579

Marine Products Corp.	13,245	188,212

Smith & Wesson Brands, Inc.	50,741	655,066

Sturm Ruger & Co., Inc.	15,375	801,345

Total Leisure Products		4,102,831

Life Sciences Tools & Services – 0.3%

Bio-Techne Corp.	11,146	758,708

Machinery – 6.8%

Alamo Group, Inc.	3,321	574,068

Albany International Corp., Class A	8,475	731,223

Astec Industries, Inc.	9,190	432,941

Barnes Group, Inc.	25,563	868,375

Douglas Dynamics, Inc.	22,725	685,841

ESCO Technologies, Inc.	7,132	744,866

Federal Signal Corp.	16,442	982,081

Hillenbrand, Inc.	37,629	1,592,083

John Bean Technologies Corp.	8,846	930,068

Kadant, Inc.	3,248	732,586

Kennametal, Inc.	80,439	2,001,322

Lindsay Corp.	3,151	370,810

Mueller Water Products, Inc., Class A	106,882	1,355,264

Omega Flex, Inc.	4,443	349,797

REV Group, Inc.	29,766	476,256

Shyft Group, Inc.	10,336	154,730

Standex International Corp.	4,367	636,228

Tennant Co.	10,262	760,927

Terex Corp.	25,577	1,473,747

Trinity Industries, Inc.	79,051	1,924,892

Total Machinery		17,778,105

Marine Transportation – 0.8%

Matson, Inc.	24,699	2,191,295

Media – 0.9%

Entravision Communications Corp., Class A	41,132	150,132

Gray Television, Inc.	78,358	542,237

John Wiley & Sons, Inc., Class A	45,063	1,674,992

Total Media		2,367,361

Metals & Mining – 4.5%

Alpha Metallurgical Resources, Inc.	5,552	1,442,021

Arch Resources, Inc.	32,693	5,579,387

Materion Corp.	5,593	569,983

Ryerson Holding Corp.	25,951	754,914

Schnitzer Steel Industries, Inc., Class A	20,029	557,808

Warrior Met Coal, Inc.	14,020	716,142

Worthington Industries, Inc.	35,869	2,217,421

Total Metals & Mining		11,837,676

Office REITs – 1.7%

SL Green Realty Corp.	122,014	4,551,122

Oil, Gas & Consumable Fuels – 3.6%

CONSOL Energy, Inc.	64,590	6,776,137

Evolution Petroleum Corp.	60,803	415,892

NACCO Industries, Inc., Class A	3,953	138,632

PHX Minerals, Inc.	35,284	128,434

Sitio Royalties Corp., Class A	22,482	544,289

VAALCO Energy, Inc.	94,669	415,597

World Kinect Corp.	42,519	953,701

Total Oil, Gas & Consumable Fuels		9,372,682

Personal Care Products – 2.4%

Edgewell Personal Care Co.	24,162	893,028

Inter Parfums, Inc.	20,633	2,771,837

Medifast, Inc.	18,766	1,404,635

Nu Skin Enterprises, Inc., Class A	58,869	1,248,611

Total Personal Care Products		6,318,111

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2023

Investments	Shares	Value

Pharmaceuticals – 0.1%

Phibro Animal Health Corp., Class A	27,581	$352,209

Professional Services – 2.4%

Barrett Business Services, Inc.	3,021	272,615

BGSF, Inc.	10,030	96,388

CRA International, Inc.	3,005	302,784

CSG Systems International, Inc.	18,558	948,685

Heidrick & Struggles International, Inc.	14,010	350,530

HireQuest, Inc.	4,678	72,182

ICF International, Inc.	5,091	615,044

Kelly Services, Inc., Class A	21,089	383,609

Kforce, Inc.	14,687	876,226

Korn Ferry	18,953	899,130

Resources Connection, Inc.	32,910	490,688

TTEC Holdings, Inc.	33,532	879,209

Total Professional Services		6,187,090

Real Estate Management & Development – 0.8%

eXp World Holdings, Inc.(a)	72,704	1,180,713

Marcus & Millichap, Inc.	18,470	541,910

Newmark Group, Inc., Class A	71,480	459,616

Total Real Estate Management & Development		2,182,239

Retail REITs – 0.5%

Alexander’s, Inc.	6,557	1,194,882

Software – 1.5%

A10 Networks, Inc.	31,386	471,731

Ebix, Inc.(a)	17,620	174,086

InterDigital, Inc.	27,272	2,188,305

Progress Software Corp.	18,834	990,292

Total Software		3,824,414

Specialty Retail – 4.4%

Big 5 Sporting Goods Corp.	36,832	258,192

Buckle, Inc.	50,582	1,688,933

Caleres, Inc.	15,736	452,567

Camping World Holdings, Inc., Class A	78,264	1,597,368

Group 1 Automotive, Inc.	4,123	1,107,891

Guess?, Inc.	76,448	1,654,335

Haverty Furniture Cos., Inc.	18,093	520,717

Hibbett, Inc.	6,818	323,923

Monro, Inc.	24,377	676,949

Shoe Carnival, Inc.	13,825	332,215

Upbound Group, Inc.	99,559	2,932,013

Total Specialty Retail		11,545,103

Technology Hardware, Storage & Peripherals – 0.0%

Immersion Corp.	19,816	130,984

Textiles, Apparel & Luxury Goods – 4.9%

Carter’s, Inc.	50,794	3,512,405

Kontoor Brands, Inc.	77,946	3,422,609

Levi Strauss & Co., Class A	89,910	1,220,978

Movado Group, Inc.	23,281	636,735

Oxford Industries, Inc.	10,444	1,003,982

Rocky Brands, Inc.	6,213	91,331

Steven Madden Ltd.	61,314	1,947,946

Superior Group of Cos., Inc.	27,989	217,754

Wolverine World Wide, Inc.	95,433	769,190

Total Textiles, Apparel & Luxury Goods		12,822,930

Tobacco – 0.1%

Turning Point Brands, Inc.	6,482	149,669

Trading Companies & Distributors – 1.9%

Boise Cascade Co.	11,424	1,177,129

Global Industrial Co.	26,942	902,557

H&E Equipment Services, Inc.	31,210	1,347,960

McGrath RentCorp	14,831	1,486,659

Total Trading Companies & Distributors		4,914,305

Water Utilities – 0.6%

California Water Service Group	27,702	1,310,582

Global Water Resources, Inc.	17,270	168,382

Total Water Utilities		1,478,964

Wireless Telecommunication Services – 0.1%

Shenandoah Telecommunications Co.	14,664	302,225
Total United States		261,649,642

Puerto Rico – 0.3%

Financial Services – 0.3%

EVERTEC, Inc.	18,895	702,516
TOTAL COMMON STOCKS (Cost: $269,693,154)		262,352,158

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $1,701,425)	1,701,425	1,701,425

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $271,394,579)		264,053,583

Other Assets less Liabilities – (0.5)%		(1,366,069)

NET ASSETS – 100.0%		$262,687,514
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,103,887 and the total market value of the collateral held by the Fund was $6,313,765. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,612,340.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$262,352,158	$—	$—	$262,352,158
Investment of Cash Collateral for Securities Loaned	—	1,701,425	—	1,701,425
Total Investments in Securities	$262,352,158	$1,701,425	$—	$264,053,583

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.6%

Aerospace & Defense – 1.5%

BWX Technologies, Inc.	4,354	$326,463

General Dynamics Corp.	8,800	1,944,536

HEICO Corp., Class A	2,188	282,733

Howmet Aerospace, Inc.	4,902	226,718

Huntington Ingalls Industries, Inc.	1,566	320,372

L3Harris Technologies, Inc.	5,652	984,126

Lockheed Martin Corp.	14,346	5,866,940

Northrop Grumman Corp.	3,155	1,388,799

RTX Corp.	48,815	3,513,216

Textron, Inc.	2,861	223,559

Woodward, Inc.	1,709	212,360

Total Aerospace & Defense		15,289,822

Air Freight & Logistics – 1.2%

CH Robinson Worldwide, Inc.	7,231	622,806

Expeditors International of Washington, Inc.	4,772	547,014

FedEx Corp.	10,406	2,756,758

United Parcel Service, Inc., Class B	54,961	8,566,771

Total Air Freight & Logistics		12,493,349

Automobile Components – 0.1%

BorgWarner, Inc.	7,018	283,317

Dana, Inc.	5,312	77,927

Gentex Corp.	7,887	256,643

LCI Industries	2,306	270,770

Lear Corp.	2,529	339,392

Patrick Industries, Inc.	3,203	240,417

Total Automobile Components		1,468,466

Automobiles – 0.4%

Ford Motor Co.	266,482	3,309,706

General Motors Co.	21,410	705,888

Harley-Davidson, Inc.	4,300	142,158

Thor Industries, Inc.	3,036	288,815

Winnebago Industries, Inc.	3,247	193,034

Total Automobiles		4,639,601

Banks – 6.9%

Associated Banc-Corp.	10,403	177,995

Atlantic Union Bankshares Corp.	3,982	114,602

Banc of California, Inc.	55	681

BancFirst Corp.	1,217	105,550

Bank of America Corp.	302,047	8,270,047

Bank of Hawaii Corp.	1,217	60,473

Bank OZK	8,711	322,917

BankUnited, Inc.	5,824	132,205

Banner Corp.	3,017	127,860

BOK Financial Corp.	3,137	250,897

Brookline Bancorp, Inc.	24,366	221,974

Cadence Bank	8,603	182,556

Capitol Federal Financial, Inc.	26,596	126,863

Cathay General Bancorp	1,979	68,790

Citigroup, Inc.	128,989	5,305,318

Citizens Community Bancorp, Inc.	16,453	157,949

Citizens Financial Group, Inc.	31,059	832,381

City Holding Co.	2,949	266,442

Columbia Banking System, Inc.	18,753	380,686

Comerica, Inc.	6,995	290,642

Commerce Bancshares, Inc.	4,100	196,718

Community Trust Bancorp, Inc.	6,705	229,713

Cullen/Frost Bankers, Inc.	3,729	340,122

CVB Financial Corp.	5,852	96,968

Eagle Bancorp, Inc.	4,835	103,711

East West Bancorp, Inc.	7,629	402,125

Eastern Bankshares, Inc.	5,418	67,942

Enterprise Financial Services Corp.	6,024	225,900

Equity Bancshares, Inc., Class A	8,757	210,781

Fifth Third Bancorp	41,965	1,062,973

First Bancorp	4,792	134,847

First Busey Corp.	12,239	235,234

First Citizens BancShares, Inc., Class A	218	300,862

First Commonwealth Financial Corp.	13,965	170,513

First Financial Bancorp	9,461	185,436

First Financial Bankshares, Inc.	6,903	173,403

First Hawaiian, Inc.	7,782	140,465

First Interstate BancSystem, Inc., Class A	7,616	189,943

First Merchants Corp.	3,339	92,891

First National Corp.	10,368	184,965

Five Star Bancorp	5,972	119,798

FNB Corp.	35,413	382,106

Fulton Financial Corp.	15,273	184,956

German American Bancorp, Inc.	10,198	276,264

Glacier Bancorp, Inc.	3,511	100,063

Hancock Whitney Corp.	3,813	141,043

Hanmi Financial Corp.	13,937	226,198

Heartland Financial USA, Inc.	5,411	159,246

Hilltop Holdings, Inc.	6,544	185,588

Home BancShares, Inc.	6,801	142,413

HomeTrust Bancshares, Inc.	8,990	194,813

Hope Bancorp, Inc.	23,220	205,497

Huntington Bancshares, Inc.	84,891	882,866

Independent Bank Corp.	1,105	54,244

Independent Bank Group, Inc.	1,894	74,908

International Bancshares Corp.	1,825	79,095

JPMorgan Chase & Co.	133,819	19,406,431

KeyCorp	64,679	695,946

Lakeland Bancorp, Inc.	19,899	251,125

Lakeland Financial Corp.	2,439	115,755

M&T Bank Corp.	7,723	976,573

NBT Bancorp, Inc.	5,124	162,380

New York Community Bancorp, Inc.	50,317	570,595

Northwest Bancshares, Inc.	18,840	192,733

OceanFirst Financial Corp.	13,697	198,196

Old National Bancorp	12,353	179,613

Pacific Premier Bancorp, Inc.	8,011	174,319

PacWest Bancorp	3,036	24,015

Park National Corp.	1,028	97,167

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

Partners Bancorp	29,416	$227,974

Peoples Bancorp, Inc.	9,675	245,551

Pinnacle Financial Partners, Inc.	1,653	110,817

PNC Financial Services Group, Inc.	23,695	2,909,035

Premier Financial Corp.	10,690	182,371

Prosperity Bancshares, Inc.	3,529	192,613

Provident Financial Services, Inc.	12,225	186,920

QCR Holdings, Inc.	3,835	186,074

Regions Financial Corp.	52,130	896,636

S&T Bancorp, Inc.	13,540	366,663

Sandy Spring Bancorp, Inc.	9,011	193,106

Seacoast Banking Corp. of Florida	6,327	138,941

ServisFirst Bancshares, Inc.	1,600	83,472

Simmons First National Corp., Class A	8,040	136,358

Southern States Bancshares, Inc.	4,918	111,098

Southside Bancshares, Inc.	6,622	190,051

SouthState Corp.	3,508	236,299

Summit State Bank	9,916	163,317

Synovus Financial Corp.	8,039	223,484

Tompkins Financial Corp.	4,679	229,224

Towne Bank	5,223	119,763

TriCo Bancshares	4,088	130,939

Truist Financial Corp.	94,934	2,716,062

U.S. Bancorp	146,106	4,830,264

UMB Financial Corp.	1,734	107,595

United Bankshares, Inc.	5,325	146,917

United Community Banks, Inc.	3,475	88,300

Valley National Bancorp	28,684	245,535

Veritex Holdings, Inc.	9,208	165,284

Washington Federal, Inc.	9,334	239,137

Washington Trust Bancorp, Inc.	6,134	161,508

Webster Financial Corp.	8,593	346,384

Wells Fargo & Co.	153,674	6,279,120

WesBanco, Inc.	4,392	107,253

Westamerica BanCorp	4,551	196,831

Western Alliance Bancorp	3,698	169,997

Wintrust Financial Corp.	1,534	115,817

Zions Bancorp NA	5,796	202,222

Total Banks		72,175,218

Beverages – 3.1%

Brown-Forman Corp., Class A(a)	2,457	142,752

Brown-Forman Corp., Class B	6,387	368,466

Coca-Cola Co.	267,810	14,992,004

Constellation Brands, Inc., Class A	3,577	899,007

Keurig Dr Pepper, Inc.	67,150	2,119,925

Molson Coors Beverage Co., Class B	9,713	617,650

PepsiCo, Inc.	77,746	13,173,282

Total Beverages		32,313,086

Biotechnology – 3.5%

AbbVie, Inc.	143,209	21,346,734

Amgen, Inc.	32,621	8,767,220

Gilead Sciences, Inc.	94,181	7,057,924

Total Biotechnology		37,171,878

Broadline Retail – 0.1%

eBay, Inc.	16,769	739,345

Kohl’s Corp.(a)	12,998	272,438

Macy’s, Inc.	13,957	162,041

Nordstrom, Inc.(a)	11,458	171,183

Total Broadline Retail		1,345,007

Building Products – 0.4%

A O Smith Corp.	4,540	300,230

Advanced Drainage Systems, Inc.	1,473	167,672

Armstrong World Industries, Inc.	2,202	158,544

AZZ, Inc.	8,236	375,397

Carlisle Cos., Inc.	1,528	396,149

Carrier Global Corp.	18,248	1,007,290

Fortune Brands Innovations, Inc.	5,819	361,709

Lennox International, Inc.	1,044	390,915

Masco Corp.	7,068	377,785

Owens Corning	3,051	416,187

Simpson Manufacturing Co., Inc.	1,913	286,587

UFP Industries, Inc.	2,276	233,062

Zurn Elkay Water Solutions Corp.	5,309	148,758

Total Building Products		4,620,285

Capital Markets – 3.8%

Ameriprise Financial, Inc.	3,374	1,112,340

Ares Management Corp., Class A	8,999	925,727

Artisan Partners Asset Management, Inc., Class A	8,692	325,255

Bank of New York Mellon Corp.	40,584	1,730,908

BlackRock, Inc.	6,146	3,973,328

Blue Owl Capital, Inc.	33,025	428,004

Carlyle Group, Inc.	24,684	744,469

Cboe Global Markets, Inc.	3,790	592,036

Charles Schwab Corp.	29,673	1,629,048

CME Group, Inc.	12,074	2,417,456

Cohen & Steers, Inc.	3,574	224,054

Evercore, Inc., Class A	2,252	310,506

FactSet Research Systems, Inc.	631	275,911

Federated Hermes, Inc.	7,073	239,563

Franklin Resources, Inc.	33,020	811,632

Goldman Sachs Group, Inc.	13,271	4,294,097

Hamilton Lane, Inc., Class A	2,063	186,578

Houlihan Lokey, Inc.	2,904	311,076

Interactive Brokers Group, Inc., Class A	1,426	123,435

Intercontinental Exchange, Inc.	12,067	1,327,611

Jefferies Financial Group, Inc.	12,352	452,454

LPL Financial Holdings, Inc.	1,095	260,227

MarketAxess Holdings, Inc.	605	129,252

Moelis & Co., Class A	5,990	270,329

Moody’s Corp.	2,696	852,394

Morgan Stanley	85,976	7,021,660

Morningstar, Inc.	2	468

MSCI, Inc.	1,238	635,193

Nasdaq, Inc.	14,088	684,536

Northern Trust Corp.	10,786	749,411

Raymond James Financial, Inc.	5,121	514,302

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

S&P Global, Inc.	4,806	$1,756,160

Sculptor Capital Management, Inc.	5,913	68,591

SEI Investments Co.	2,981	179,546

State Street Corp.	18,631	1,247,532

StepStone Group, Inc., Class A	12	379

Stifel Financial Corp.	3,916	240,599

T Rowe Price Group, Inc.	13,408	1,406,097

TPG, Inc.	4,724	142,287

Tradeweb Markets, Inc., Class A	2,304	184,781

Victory Capital Holdings, Inc., Class A	8,104	270,187

Virtu Financial, Inc., Class A	7,446	128,592

Virtus Investment Partners, Inc.	1,371	276,928

Total Capital Markets		39,454,939

Chemicals – 1.4%

Air Products & Chemicals, Inc.	6,967	1,974,448

Albemarle Corp.	1,576	267,983

Ashland, Inc.	1,905	155,600

Avient Corp.	6,108	215,735

Cabot Corp.	3,398	235,379

Celanese Corp.(a)	4,731	593,835

CF Industries Holdings, Inc.	6,978	598,294

Chemours Co.	8,387	235,255

Corteva, Inc.	12,342	631,417

Dow, Inc.	56,650	2,920,874

DuPont de Nemours, Inc.	14,102	1,051,868

Eastman Chemical Co.	7,140	547,781

Ecolab, Inc.	6,251	1,058,919

Element Solutions, Inc.	10,576	207,395

FMC Corp.	3,534	236,672

Huntsman Corp.	14,389	351,092

Kronos Worldwide, Inc.	18,384	142,476

Mativ Holdings, Inc.	7,528	107,349

Mosaic Co.	7,081	252,084

NewMarket Corp.	445	202,493

Olin Corp.	5,121	255,948

PPG Industries, Inc.	6,632	860,834

RPM International, Inc.	4,204	398,581

Scotts Miracle-Gro Co.(a)	4,863	251,320

Sensient Technologies Corp.	2,507	146,609

Sherwin-Williams Co.	3,731	951,592

Westlake Corp.	2,711	337,980

Total Chemicals		15,189,813

Commercial Services & Supplies – 0.6%

ABM Industries, Inc.	3,268	130,753

Brady Corp., Class A	4,629	254,225

Brink’s Co.	1,890	137,289

Cintas Corp.	2,302	1,107,285

Deluxe Corp.	2,881	54,422

HNI Corp.	10,450	361,883

MillerKnoll, Inc.	11,891	290,735

MSA Safety, Inc.	1,268	199,900

Pitney Bowes, Inc.	17,012	51,376

Republic Services, Inc.	7,886	1,123,834

Rollins, Inc.	17,211	642,487

Tetra Tech, Inc.	1,162	176,659

Waste Management, Inc.	13,961	2,128,215

Total Commercial Services & Supplies		6,659,063

Communications Equipment – 1.6%

Cisco Systems, Inc.	284,689	15,304,881

Juniper Networks, Inc.	16,965	471,457

Motorola Solutions, Inc.	4,096	1,115,095

Ubiquiti, Inc.(a)	262	38,069

Total Communications Equipment		16,929,502

Construction & Engineering – 0.1%

AECOM	3,370	279,845

MDU Resources Group, Inc.	12,216	239,189

Quanta Services, Inc.	1,814	339,345

Total Construction & Engineering		858,379

Construction Materials – 0.1%

Eagle Materials, Inc.	1,204	200,490

Martin Marietta Materials, Inc.	997	409,249

Vulcan Materials Co.	2,295	463,636

Total Construction Materials		1,073,375

Consumer Finance – 0.7%

Ally Financial, Inc.	23,471	626,206

American Express Co.	14,911	2,224,572

Bread Financial Holdings, Inc.	3,901	133,414

Capital One Financial Corp.	14,916	1,447,598

Discover Financial Services	9,627	833,987

FirstCash Holdings, Inc.	3,682	369,599

Navient Corp.	10,204	175,713

OneMain Holdings, Inc.	12,650	507,138

SLM Corp.	12,258	166,954

Synchrony Financial	18,973	580,005

Total Consumer Finance		7,065,186

Consumer Staples Distribution & Retail – 2.0%

Albertsons Cos., Inc., Class A	19,803	450,518

Casey’s General Stores, Inc.	733	199,024

Costco Wholesale Corp.	7,290	4,118,559

Dollar General Corp.	3,159	334,222

Kroger Co.	24,449	1,094,093

SpartanNash Co.	8,769	192,918

Sysco Corp.	26,533	1,752,505

Target Corp.	19,449	2,150,476

Walgreens Boots Alliance, Inc.	60,846	1,353,215

Walmart, Inc.	60,638	9,697,835

Total Consumer Staples Distribution & Retail		21,343,365

Containers & Packaging – 0.5%

AptarGroup, Inc.	2,009	251,205

Avery Dennison Corp.	1,918	350,361

Berry Global Group, Inc.	3,248	201,084

Graphic Packaging Holding Co.	16,663	371,252

Greif, Inc., Class A	4,761	318,082

International Paper Co.	26,975	956,803

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

Packaging Corp. of America	7,520	$1,154,696

Pactiv Evergreen, Inc.	12,974	105,479

Sealed Air Corp.	3,664	120,399

Silgan Holdings, Inc.	1,603	69,105

Sonoco Products Co.	7,570	411,430

Westrock Co.	12,874	460,889

Total Containers & Packaging		4,770,785

Distributors – 0.2%

Genuine Parts Co.	6,215	897,322

LKQ Corp.	9,427	466,731

Pool Corp.	1,004	357,524

Total Distributors		1,721,577

Diversified Consumer Services – 0.1%

ADT, Inc.	24,649	147,894

H&R Block, Inc.	10,852	467,287

Service Corp. International	4,813	275,015

Strategic Education, Inc.	3,184	239,596

Total Diversified Consumer Services		1,129,792

Diversified REITs – 0.1%

Broadstone Net Lease, Inc.	55	787

Essential Properties Realty Trust, Inc.	8,795	190,236

WP Carey, Inc.	13,355	722,238

Total Diversified REITs		913,261

Diversified Telecommunication Services – 0.9%

AT&T, Inc.	633,206	9,510,754

Cogent Communications Holdings, Inc.	6,260	387,494

Total Diversified Telecommunication Services		9,898,248

Electric Utilities – 3.3%

ALLETE, Inc.	3,968	209,510

Alliant Energy Corp.	12,887	624,375

American Electric Power Co., Inc.	40,192	3,023,242

Avangrid, Inc.	23,667	714,033

Constellation Energy Corp.	4,336	472,971

Duke Energy Corp.	44,991	3,970,906

Edison International	24,899	1,575,858

Entergy Corp.	11,273	1,042,753

Evergy, Inc.	14,799	750,309

Eversource Energy	23,353	1,357,977

Exelon Corp.	49,775	1,880,997

FirstEnergy Corp.	47,386	1,619,653

Hawaiian Electric Industries, Inc.	5,810	71,521

IDACORP, Inc.	3,333	312,135

MGE Energy, Inc.	3,213	220,123

NextEra Energy, Inc.	91,455	5,239,457

NRG Energy, Inc.	11,855	456,655

OGE Energy Corp.	22,244	741,393

Otter Tail Corp.	3,509	266,403

Pinnacle West Capital Corp.	7,362	542,432

PNM Resources, Inc.	4,663	208,016

Portland General Electric Co.	8,274	334,932

PPL Corp.	36,035	848,985

Southern Co.	98,174	6,353,821

Xcel Energy, Inc.	33,607	1,922,993

Total Electric Utilities		34,761,450

Electrical Equipment – 0.4%

AMETEK, Inc.	3,280	484,653

Emerson Electric Co.	20,550	1,984,513

Hubbell, Inc.	2,727	854,669

Regal Rexnord Corp.	1,577	225,322

Rockwell Automation, Inc.	3,360	960,523

Total Electrical Equipment		4,509,680

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	14,187	1,191,566

Avnet, Inc.	6,362	306,585

CDW Corp.	2,833	571,586

Climb Global Solutions, Inc.	1,897	81,590

Cognex Corp.	3,378	143,362

Corning, Inc.	41,541	1,265,754

Crane NXT Co.	3,995	222,002

Jabil, Inc.	2,874	364,682

Littelfuse, Inc.	832	205,770

National Instruments Corp.	7,140	425,687

Richardson Electronics Ltd.	1,889	20,647

TD SYNNEX Corp.	2,866	286,199

Vishay Intertechnology, Inc.	8,408	207,846

Total Electronic Equipment, Instruments & Components		5,293,276

Energy Equipment & Services – 0.3%

Archrock, Inc.	20,867	262,924

Baker Hughes Co.	41,037	1,449,427

ChampionX Corp.	5,756	205,029

Halliburton Co.	23,288	943,164

Helmerich & Payne, Inc.	4,633	195,327

NOV, Inc.	11,989	250,570

Patterson-UTI Energy, Inc.	9,918	137,265

Total Energy Equipment & Services		3,443,706

Entertainment – 0.1%

Electronic Arts, Inc.	3,870	465,948

Warner Music Group Corp., Class A	4,937	155,022

Total Entertainment		620,970

Financial Services – 1.7%

Apollo Global Management, Inc.	21,306	1,912,427

Enact Holdings, Inc.	10,667	290,462

Equitable Holdings, Inc.	15,506	440,215

Fidelity National Information Services, Inc.	23,413	1,294,037

Global Payments, Inc.	4,499	519,140

Jack Henry & Associates, Inc.	2,159	326,311

Jackson Financial, Inc., Class A	8,082	308,894

Mastercard, Inc., Class A	11,783	4,665,008

MGIC Investment Corp.	21,389	356,982

PennyMac Financial Services, Inc.	1,904	126,806

Radian Group, Inc.	15,300	384,183

TFS Financial Corp.	21,210	250,702

UWM Holdings Corp.	10,688	51,837

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

Visa, Inc., Class A	30,703	$7,061,997

Voya Financial, Inc.	2,102	139,678

Walker & Dunlop, Inc.	1,819	135,043

Total Financial Services		18,263,722

Food Products – 1.6%

Archer-Daniels-Midland Co.	16,199	1,221,729

Cal-Maine Foods, Inc.	4,988	241,519

Campbell Soup Co.	13,728	563,946

Conagra Brands, Inc.	26,155	717,170

Flowers Foods, Inc.	18,449	409,199

General Mills, Inc.	33,832	2,164,910

Hershey Co.	6,564	1,313,325

Hormel Foods Corp.	20,124	765,316

Ingredion, Inc.	3,751	369,098

J M Smucker Co.	4,874	599,063

Kellogg Co.	24,151	1,437,226

Kraft Heinz Co.	75,179	2,529,021

Lamb Weston Holdings, Inc.	3,193	295,225

Lancaster Colony Corp.	819	135,160

McCormick & Co., Inc., Non-Voting Shares	8,155	616,844

Mondelez International, Inc., Class A	46,668	3,238,759

Tyson Foods, Inc., Class A	12,484	630,317

Total Food Products		17,247,827

Gas Utilities – 0.3%

Atmos Energy Corp.	6,572	696,172

Chesapeake Utilities Corp.	2,917	285,137

National Fuel Gas Co.	7,519	390,311

New Jersey Resources Corp.	9,067	368,392

Northwest Natural Holding Co.	6,809	259,831

ONE Gas, Inc.	3,914	267,248

Southwest Gas Holdings, Inc.	4,002	241,761

Spire, Inc.	3,217	182,018

UGI Corp.	9,024	207,552

Total Gas Utilities		2,898,422

Ground Transportation – 1.2%

CSX Corp.	62,300	1,915,725

JB Hunt Transport Services, Inc.	2,242	422,662

Knight-Swift Transportation Holdings, Inc.	2,821	141,473

Landstar System, Inc.	983	173,932

Norfolk Southern Corp.	10,702	2,107,545

Old Dominion Freight Line, Inc.	1,646	673,445

Ryder System, Inc.	4,117	440,313

Union Pacific Corp.	34,110	6,945,819

Total Ground Transportation		12,820,914

Health Care Equipment & Supplies – 1.1%

Abbott Laboratories	69,114	6,693,691

Becton Dickinson & Co.	6,117	1,581,428

Cooper Cos., Inc.	637	202,572

Dentsply Sirona, Inc.	8,469	289,301

ResMed, Inc.	2,011	297,367

Stryker Corp.	6,642	1,815,059

Teleflex, Inc.	794	155,950

Zimmer Biomet Holdings, Inc.	2,793	313,430

Total Health Care Equipment & Supplies		11,348,798

Health Care Providers & Services – 2.8%

Cardinal Health, Inc.	11,570	1,004,507

Cencora, Inc.	3,958	712,321

Chemed Corp.	296	153,831

Cigna Group	9,841	2,815,215

CVS Health Corp.	63,603	4,440,762

Elevance Health, Inc.	5,600	2,438,352

Encompass Health Corp.	3,674	246,746

HCA Healthcare, Inc.	4,238	1,042,463

Humana, Inc.	1,910	929,253

Laboratory Corp. of America Holdings	1,992	400,492

McKesson Corp.	1,914	832,303

Patterson Cos., Inc.	7,771	230,332

Premier, Inc., Class A	409	8,794

Quest Diagnostics, Inc.	3,662	446,251

Select Medical Holdings Corp.	5,966	150,761

UnitedHealth Group, Inc.	25,791	13,003,564

Universal Health Services, Inc., Class B	1,279	160,809

Total Health Care Providers & Services		29,016,756

Health Care REITs – 0.4%

Healthpeak Properties, Inc.	28,146	516,761

Omega Healthcare Investors, Inc.	26,632	883,117

Physicians Realty Trust	9,145	111,478

Sabra Health Care REIT, Inc.	15,950	222,343

Ventas, Inc.	19,088	804,177

Welltower, Inc.	21,451	1,757,266

Total Health Care REITs		4,295,142

Hotel & Resort REITs – 0.1%

Apple Hospitality REIT, Inc.	19,480	298,823

Host Hotels & Resorts, Inc.	16,896	271,519

Total Hotel & Resort REITs		570,342

Hotels, Restaurants & Leisure – 2.0%

Aramark	5,800	201,260

Bloomin’ Brands, Inc.	10,910	268,277

Boyd Gaming Corp.	3,342	203,294

Cheesecake Factory, Inc.	6,708	203,252

Choice Hotels International, Inc.	991	121,407

Churchill Downs, Inc.	1,956	226,974

Cracker Barrel Old Country Store, Inc.	2,393	160,810

Darden Restaurants, Inc.	9,461	1,355,005

Dine Brands Global, Inc.	3,367	166,498

Domino’s Pizza, Inc.	917	347,351

Hilton Worldwide Holdings, Inc.	3,091	464,206

Jack in the Box, Inc.	1,835	126,725

Marriott International, Inc., Class A	7,086	1,392,824

Marriott Vacations Worldwide Corp.	1,739	174,996

McDonald’s Corp.	36,431	9,597,383

Papa John’s International, Inc.(a)	5	341

Red Rock Resorts, Inc., Class A	2,960	121,360

Starbucks Corp.	35,034	3,197,553

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

Texas Roadhouse, Inc.	4,070	$391,127

Travel & Leisure Co.	6,577	241,573

Vail Resorts, Inc.	1,921	426,251

Wendy’s Co.	9,496	193,813

Wyndham Hotels & Resorts, Inc.	5,158	358,687

Yum! Brands, Inc.	10,449	1,305,498

Total Hotels, Restaurants & Leisure		21,246,465

Household Durables – 0.3%

Century Communities, Inc.	6,915	461,784

DR Horton, Inc.	5,394	579,693

KB Home	8,117	375,655

La-Z-Boy, Inc.	9,466	292,310

Leggett & Platt, Inc.	9,403	238,930

Lennar Corp., Class A	7,258	814,565

MDC Holdings, Inc.	5,063	208,747

PulteGroup, Inc.	5,339	395,353

Tempur Sealy International, Inc.	5,326	230,829

Toll Brothers, Inc.	11	814

Total Household Durables		3,598,680

Household Products – 1.9%

Church & Dwight Co., Inc.	5,437	498,192

Clorox Co.	5,922	776,137

Colgate-Palmolive Co.	43,661	3,104,734

Energizer Holdings, Inc.	6,102	195,508

Kimberly-Clark Corp.	16,816	2,032,214

Procter & Gamble Co.	87,178	12,715,783

Reynolds Consumer Products, Inc.	9,990	256,044

Spectrum Brands Holdings, Inc.	2,392	187,413

Total Household Products		19,766,025

Independent Power & Renewable Electricity Producers – 0.2%

AES Corp.	23,205	352,716

Clearway Energy, Inc., Class A	5,115	101,891

Clearway Energy, Inc., Class C	8,074	170,846

Vistra Corp.	31,173	1,034,320

Total Independent Power & Renewable Electricity Producers		1,659,773

Industrial Conglomerates – 0.8%

3M Co.	39,762	3,722,519

General Electric Co.	14,124	1,561,408

Honeywell International, Inc.	19,350	3,574,719

Total Industrial Conglomerates		8,858,646

Industrial REITs – 0.5%

Americold Realty Trust, Inc.	4,693	142,714

EastGroup Properties, Inc.	1,937	322,569

First Industrial Realty Trust, Inc.	5,765	274,357

Innovative Industrial Properties, Inc.	2	151

LXP Industrial Trust	11,457	101,967

Prologis, Inc.	36,172	4,058,860

Rexford Industrial Realty, Inc.	4,003	197,548

STAG Industrial, Inc.	7,700	265,727

Total Industrial REITs		5,363,893

Insurance – 2.6%

Aflac, Inc.	32,465	$2,491,689

Allstate Corp.	10,632	1,184,511

American Financial Group, Inc.	3,104	346,624

American International Group, Inc.	33,947	2,057,188

Arthur J Gallagher & Co.	3,826	872,060

Assurant, Inc.	1,914	274,812

Brown & Brown, Inc.	4,768	332,997

Cincinnati Financial Corp.	6,564	671,432

CNA Financial Corp.	15,175	597,136

CNO Financial Group, Inc.	9,332	221,448

Erie Indemnity Co., Class A	1,383	406,312

Fidelity National Financial, Inc.	16,854	696,070

First American Financial Corp.	6,620	373,964

Globe Life, Inc.	1,300	141,349

Hanover Insurance Group, Inc.	2,210	245,266

Hartford Financial Services Group, Inc.	15,569	1,103,998

Horace Mann Educators Corp.	6,586	193,497

Kemper Corp.	2,974	124,997

Loews Corp.	2,205	139,598

Marsh & McLennan Cos., Inc.	16,217	3,086,095

Mercury General Corp.	3,957	110,915

MetLife, Inc.	34,603	2,176,875

Old Republic International Corp.	24,619	663,236

Primerica, Inc.	1,602	310,804

Principal Financial Group, Inc.	16,447	1,185,335

Progressive Corp.	6,519	908,097

Prudential Financial, Inc.	24,355	2,311,046

Reinsurance Group of America, Inc.	4,077	591,940

RLI Corp.	944	128,280

Safety Insurance Group, Inc.	2,748	187,386

Selective Insurance Group, Inc.	1,721	177,556

Stewart Information Services Corp.	4,324	189,391

Travelers Cos., Inc.	10,195	1,664,945

Unum Group	16,648	818,915

W R Berkley Corp.	5,184	329,132

Total Insurance		27,314,896

Interactive Media & Services – 0.0%

Shutterstock, Inc.	4,058	154,407

IT Services – 0.9%

Cognizant Technology Solutions Corp., Class A	14,670	993,746

International Business Machines Corp.	59,848	8,396,674

Total IT Services		9,390,420

Leisure Products – 0.1%

Acushnet Holdings Corp.	2,716	144,057

Brunswick Corp.	2,723	215,117

Hasbro, Inc.	9,746	644,600

Polaris, Inc.	2,340	243,688

Sturm Ruger & Co., Inc.	3,286	171,266

Total Leisure Products		1,418,728

Life Sciences Tools & Services – 0.5%

Agilent Technologies, Inc.	4,291	479,819

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

Bruker Corp.	2,110	$131,453

Danaher Corp.	8,849	2,195,437

Revvity, Inc.	2,101	232,581

Thermo Fisher Scientific, Inc.	4,646	2,351,666

West Pharmaceutical Services, Inc.	1,144	429,240

Total Life Sciences Tools & Services		5,820,196

Machinery – 2.5%

AGCO Corp.	1,337	158,140

Allison Transmission Holdings, Inc.	5,883	347,450

Caterpillar, Inc.	24,092	6,577,116

Cummins, Inc.	5,766	1,317,300

Deere & Co.	4,937	1,863,125

Donaldson Co., Inc.	8,217	490,062

Dover Corp.	4,522	630,864

Flowserve Corp.	7,421	295,133

Fortive Corp.	5,667	420,265

Graco, Inc.	6,798	495,438

Hillenbrand, Inc.	3,907	165,305

IDEX Corp.	2,134	443,915

Illinois Tool Works, Inc.	15,851	3,650,644

Ingersoll Rand, Inc.	6,943	442,408

ITT, Inc.	4,116	402,998

Kennametal, Inc.	26	647

Lincoln Electric Holdings, Inc.	3,121	567,367

Mueller Industries, Inc.	3,406	255,995

Mueller Water Products, Inc., Class A	22,662	287,354

Nordson Corp.	1,950	435,182

Oshkosh Corp.	2,308	220,252

Otis Worldwide Corp.	14,133	1,135,021

PACCAR, Inc.	16,106	1,369,332

Parker-Hannifin Corp.	3,856	1,501,989

Snap-on, Inc.	3,350	854,451

Timken Co.	5,134	377,298

Toro Co.	3,407	283,122

Trinity Industries, Inc.	6,972	169,768

Westinghouse Air Brake Technologies Corp.	3,072	326,461

Xylem, Inc.	3,331	303,221

Total Machinery		25,787,623

Marine Transportation – 0.0%

Matson, Inc.	1,992	176,730

Media – 1.3%

Cable One, Inc.	271	166,838

Comcast Corp., Class A	202,047	8,958,764

Fox Corp., Class A	15,408	480,730

Fox Corp., Class B	1,636	47,248

Gray Television, Inc.	4,594	31,790

Interpublic Group of Cos., Inc.	22,328	639,921

John Wiley & Sons, Inc., Class A	3,764	139,908

New York Times Co., Class A	4,772	196,606

News Corp., Class A	19,131	383,768

News Corp., Class B(a)	37	772

Nexstar Media Group, Inc.	2,133	305,808

Omnicom Group, Inc.	11,726	873,353

Paramount Global, Class B	51,169	$660,080

Sirius XM Holdings, Inc.(a)	145,118	655,933

TEGNA, Inc.	13,503	196,739

Total Media		13,738,258

Metals & Mining – 0.5%

Alcoa Corp.	1,322	38,417

Arch Resources, Inc.	2,043	348,658

Commercial Metals Co.	7,753	383,076

Freeport-McMoRan, Inc.	35,194	1,312,384

Kaiser Aluminum Corp.	1,911	143,822

Nucor Corp.	7,853	1,227,817

Reliance Steel & Aluminum Co.	2,824	740,537

Royal Gold, Inc.	2,666	283,476

Steel Dynamics, Inc.	5,505	590,246

U.S. Steel Corp.	4,029	130,862

Total Metals & Mining		5,199,295

Multi-Utilities – 1.4%

Ameren Corp.	10,331	773,069

Avista Corp.	5,270	170,590

Black Hills Corp.	3,556	179,898

CenterPoint Energy, Inc.	35,001	939,777

CMS Energy Corp.	13,963	741,575

Consolidated Edison, Inc.	24,503	2,095,741

Dominion Energy, Inc.	56,512	2,524,391

DTE Energy Co.	14,333	1,422,980

NiSource, Inc.	23,545	581,090

Northwestern Energy Group, Inc.	3,747	180,081

Public Service Enterprise Group, Inc.	26,271	1,495,083

Sempra	28,206	1,918,854

WEC Energy Group, Inc.	15,034	1,210,989

Total Multi-Utilities		14,234,118

Office REITs – 0.1%

Alexandria Real Estate Equities, Inc.	6,280	628,628

Cousins Properties, Inc.	8,125	165,506

Highwoods Properties, Inc.	35	721

Kilroy Realty Corp.	25	790

Piedmont Office Realty Trust, Inc., Class A	35,148	197,532

SL Green Realty Corp.	3,408	127,119

Total Office REITs		1,120,296

Oil, Gas & Consumable Fuels – 10.8%

Antero Midstream Corp.	66,595	797,808

APA Corp.	11,250	462,375

California Resources Corp.	4,605	257,926

Cheniere Energy, Inc.	5,708	947,300

Chesapeake Energy Corp.(a)	16,110	1,389,165

Chevron Corp.	141,532	23,865,126

Chord Energy Corp.	4,694	760,757

Civitas Resources, Inc.(a)	10,270	830,535

Comstock Resources, Inc.	19,403	214,015

ConocoPhillips	48,949	5,864,090

CONSOL Energy, Inc.	4,823	505,981

Coterra Energy, Inc.	91,007	2,461,739

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

CVR Energy, Inc.	10,943	$372,390

Devon Energy Corp.	75,008	3,577,882

Diamondback Energy, Inc.	16,915	2,619,795

DT Midstream, Inc.	7,547	399,387

EOG Resources, Inc.	32,335	4,098,785

EQT Corp.	9,726	394,681

Equitrans Midstream Corp.	47,192	442,189

Exxon Mobil Corp.	316,503	37,214,423

Hess Corp.	6,111	934,983

HF Sinclair Corp.	11,212	638,299

Kinetik Holdings, Inc.(a)	5,198	175,432

Magnolia Oil & Gas Corp., Class A	9,239	211,665

Marathon Oil Corp.	16,983	454,295

Marathon Petroleum Corp.	19,993	3,025,741

Matador Resources Co.	2,818	167,615

Murphy Oil Corp.	8,261	374,636

Northern Oil & Gas, Inc.	8,119	326,627

Occidental Petroleum Corp.	16,194	1,050,667

Ovintiv, Inc.	8,896	423,183

PBF Energy, Inc., Class A	7,178	384,238

Permian Resources Corp.(a)	14,160	197,674

Phillips 66	26,032	3,127,745

Pioneer Natural Resources Co.	26,599	6,105,800

Range Resources Corp.	6,277	203,438

Sitio Royalties Corp., Class A	8,038	194,600

SM Energy Co.	4,220	167,323

Targa Resources Corp.	7,598	651,301

Texas Pacific Land Corp.	133	242,533

Valero Energy Corp.	27,801	3,939,680

Williams Cos., Inc.	87,146	2,935,949

Total Oil, Gas & Consumable Fuels		113,409,773

Paper & Forest Products – 0.0%

Louisiana-Pacific Corp.	2,481	137,125

Sylvamo Corp.	2,448	107,565

Total Paper & Forest Products		244,690

Personal Care Products – 0.1%

Edgewell Personal Care Co.	5,829	215,440

Estee Lauder Cos., Inc., Class A	4,219	609,857

Inter Parfums, Inc.	2,366	317,848

Medifast, Inc.	904	67,664

Nu Skin Enterprises, Inc., Class A	8,004	169,765

Total Personal Care Products		1,380,574

Pharmaceuticals – 6.3%

Bristol-Myers Squibb Co.	128,049	7,431,964

Eli Lilly & Co.	23,291	12,510,295

Johnson & Johnson	99,583	15,510,052

Merck & Co., Inc.	152,261	15,675,270

Organon & Co.	25,607	444,537

Pfizer, Inc.	398,868	13,230,452

Viatris, Inc.	83,929	827,540

Zoetis, Inc.	5,537	963,327

Total Pharmaceuticals		66,593,437

Professional Services – 1.1%

Automatic Data Processing, Inc.	18,176	4,372,782

Booz Allen Hamilton Holding Corp.	3,586	391,842

Broadridge Financial Solutions, Inc.	3,587	642,252

Concentrix Corp.	487	39,014

Dun & Bradstreet Holdings, Inc.	15,094	150,789

Equifax, Inc.	1,802	330,090

Exponent, Inc.	1,734	148,430

Insperity, Inc.	2,307	225,163

Jacobs Solutions, Inc.	2,092	285,558

KBR, Inc.	2,618	154,305

Korn Ferry	2,943	139,616

Leidos Holdings, Inc.	3,101	285,788

ManpowerGroup, Inc.	4,017	294,526

Maximus, Inc.	1,989	148,539

Paychex, Inc.	20,769	2,395,289

Robert Half, Inc.	4,498	329,614

Science Applications International Corp.	2,455	259,101

SS&C Technologies Holdings, Inc.	7,360	386,694

TTEC Holdings, Inc.	3,175	83,249

Verisk Analytics, Inc.	2,379	562,015

Total Professional Services		11,624,656

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	54	796

Residential REITs – 0.6%

American Homes 4 Rent, Class A	6,741	227,104

Apartment Income REIT Corp.	10,048	308,474

AvalonBay Communities, Inc.	6,545	1,124,038

Camden Property Trust	2,926	276,741

Equity LifeStyle Properties, Inc.	4,585	292,111

Equity Residential	18,810	1,104,335

Essex Property Trust, Inc.	3,090	655,358

Invitation Homes, Inc.	18,336	581,068

Mid-America Apartment Communities, Inc.	6,554	843,172

Sun Communities, Inc.	2,401	284,134

UDR, Inc.	13,142	468,775

Total Residential REITs		6,165,310

Retail REITs – 0.9%

Agree Realty Corp.	3,342	184,612

Brixmor Property Group, Inc.	22,858	474,989

Federal Realty Investment Trust	5,355	485,324

Kimco Realty Corp.	31,899	561,103

Kite Realty Group Trust	8,071	172,881

Macerich Co.	18	196

NNN REIT, Inc.	15,274	539,783

Realty Income Corp.	41,307	2,062,872

Regency Centers Corp.	6,736	400,388

Retail Opportunity Investments Corp.	12,967	160,531

Simon Property Group, Inc.	36,227	3,913,603

Spirit Realty Capital, Inc.	14,232	477,199

Tanger Factory Outlet Centers, Inc.	5,648	127,645

Total Retail REITs		9,561,126

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 4.9%

Amkor Technology, Inc.	6,340	$143,284

Analog Devices, Inc.	13,516	2,366,516

Applied Materials, Inc.	12,925	1,789,466

Broadcom, Inc.	18,874	15,676,367

KLA Corp.	3,308	1,517,247

Lam Research Corp.	3,209	2,011,305

Microchip Technology, Inc.	13,903	1,085,129

Micron Technology, Inc.	14,898	1,013,511

MKS Instruments, Inc.	1,838	159,061

Monolithic Power Systems, Inc.	779	359,898

NVIDIA Corp.	30,484	13,260,235

Power Integrations, Inc.	9	687

QUALCOMM, Inc.	40,879	4,540,022

Skyworks Solutions, Inc.	6,995	689,637

Teradyne, Inc.	2,541	255,269

Texas Instruments, Inc.	37,777	6,006,921

Universal Display Corp.	1,392	218,530

Total Semiconductors & Semiconductor Equipment		51,093,085

Software – 4.7%

A10 Networks, Inc.	8,139	122,329

Bentley Systems, Inc., Class B	4,823	241,922

Dolby Laboratories, Inc., Class A	2,074	164,385

Gen Digital, Inc.	21,589	381,694

InterDigital, Inc.	2,118	169,949

Intuit, Inc.	3,731	1,906,317

Microsoft Corp.	121,475	38,355,731

Oracle Corp.	66,248	7,016,988

Roper Technologies, Inc.	1,279	619,394

Total Software		48,978,709

Specialized REITs – 1.9%

American Tower Corp.	18,362	3,019,631

Crown Castle, Inc.	27,378	2,519,597

CubeSmart	15,844	604,132

Digital Realty Trust, Inc.	17,097	2,069,079

EPR Properties	8,730	362,644

Equinix, Inc.	2,151	1,562,185

Extra Space Storage, Inc.	11,391	1,384,918

Gaming & Leisure Properties, Inc.	18,370	836,754

Iron Mountain, Inc.	15,912	945,968

Lamar Advertising Co., Class A	7,488	625,023

National Storage Affiliates Trust	5,367	170,349

PotlatchDeltic Corp.	2,658	120,647

Public Storage	9,943	2,620,179

Rayonier, Inc.	4,301	122,406

SBA Communications Corp.	1,305	261,222

Uniti Group, Inc.	8,825	41,654

VICI Properties, Inc.	62,139	1,808,245

Weyerhaeuser Co.	16,070	492,706

Total Specialized REITs		19,567,339

Specialty Retail – 2.2%

Advance Auto Parts, Inc.	3,062	171,258

Bath & Body Works, Inc.	5,756	194,553

Best Buy Co., Inc.	14,480	1,005,926

Big 5 Sporting Goods Corp.	29	203

Buckle, Inc.	5,814	194,129

Camping World Holdings, Inc., Class A	2,665	54,393

Dick’s Sporting Goods, Inc.	2,128	231,058

Foot Locker, Inc.	6,443	111,786

Gap, Inc.	25,114	266,962

Guess?, Inc.	10,303	222,957

Home Depot, Inc.	36,437	11,009,804

Lithia Motors, Inc.	655	193,441

Lowe’s Cos., Inc.	18,739	3,894,714

Penske Automotive Group, Inc.	2,936	490,488

Ross Stores, Inc.	5,918	668,438

TJX Cos., Inc.	26,548	2,359,586

Tractor Supply Co.	2,937	596,358

Upbound Group, Inc.	7,207	212,246

Valvoline, Inc.	7,302	235,416

Williams-Sonoma, Inc.	3,378	524,941

Total Specialty Retail		22,638,657

Technology Hardware, Storage & Peripherals – 4.0%

Apple, Inc.	224,360	38,412,676

Hewlett Packard Enterprise Co.	60,967	1,058,997

HP, Inc.	56,453	1,450,842

NetApp, Inc.	11,709	888,479

Xerox Holdings Corp.	16,224	254,554

Total Technology Hardware, Storage & Peripherals		42,065,548

Textiles, Apparel & Luxury Goods – 0.4%

Carter’s, Inc.	2,081	143,901

Columbia Sportswear Co.	1,762	130,564

Kontoor Brands, Inc.	5,425	238,212

Levi Strauss & Co., Class A	9,799	133,070

NIKE, Inc., Class B	23,681	2,264,377

Oxford Industries, Inc.	1,459	140,254

Ralph Lauren Corp.	1,857	215,579

Steven Madden Ltd.	13	413

Tapestry, Inc.	13,552	389,620

Wolverine World Wide, Inc.	8,713	70,227

Total Textiles, Apparel & Luxury Goods		3,726,217

Tobacco – 2.3%

Altria Group, Inc.	193,625	8,141,931

Philip Morris International, Inc.	163,195	15,108,593

Universal Corp.	4,642	219,149

Vector Group Ltd.	26,639	283,439

Total Tobacco		23,753,112

Trading Companies & Distributors – 0.6%

Air Lease Corp.	6,198	244,263

Applied Industrial Technologies, Inc.	2,206	341,070

Fastenal Co.	33,003	1,803,284

GATX Corp.	1,270	138,214

H&E Equipment Services, Inc.	5,289	228,432

Herc Holdings, Inc.	1,450	172,463

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2023

Investments	Shares	Value

MSC Industrial Direct Co., Inc., Class A	5,157	$506,160

Rush Enterprises, Inc., Class A	6,610	269,886

Veritiv Corp.	1,050	177,345

Watsco, Inc.(a)	2,703	1,020,977

WW Grainger, Inc.	1,355	937,443

Total Trading Companies & Distributors		5,839,537

Water Utilities – 0.1%

American States Water Co.	1,374	108,106

American Water Works Co., Inc.	5,459	675,988

California Water Service Group	2,656	125,656

Essential Utilities, Inc.	10,633	365,031

Total Water Utilities		1,274,781

Wireless Telecommunication Services – 0.0%

Telephone & Data Systems, Inc.	10,507	192,383
Total United States		1,046,573,181

Puerto Rico – 0.1%

Banks – 0.1%

First Bancorp	19,793	266,414

OFG Bancorp	11,832	353,303

Popular, Inc.	4,817	303,519
Total Puerto Rico		923,236
TOTAL COMMON STOCKS (Cost: $880,891,526)		1,047,496,417

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $685,359)	685,359	685,359

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $881,576,885)		1,048,181,776

Other Assets less Liabilities – 0.2%		1,679,332

NET ASSETS – 100.0%		$1,049,861,108
(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,675,254 and the total market value of the collateral held by the Fund was $5,856,866. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,171,507.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,047,496,417	$—	$—	$1,047,496,417
Investment of Cash Collateral for Securities Loaned	—	685,359	—	685,359
Total Investments in Securities	$1,047,496,417	$685,359	$—	$1,048,181,776

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited)

WisdomTree U.S. Value Fund (WTV)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.1%

Woodward, Inc.	13,881	$1,724,853

Air Freight & Logistics – 1.6%

CH Robinson Worldwide, Inc.	14,519	1,250,522

Expeditors International of Washington, Inc.	10,516	1,205,449

Total Air Freight & Logistics		2,455,971

Biotechnology – 1.2%

Amgen, Inc.	7,137	1,918,140

Broadline Retail – 1.5%

Dillard’s, Inc., Class A	2,645	874,993

eBay, Inc.	21,437	945,157

Macy’s, Inc.	44,705	519,025

Total Broadline Retail		2,339,175

Building Products – 4.9%

Builders FirstSource, Inc.*	21,969	2,734,921

Fortune Brands Innovations, Inc.	23,883	1,484,567

Masco Corp.	28,415	1,518,782

Owens Corning	14,735	2,010,001

Total Building Products		7,748,271

Capital Markets – 1.9%

Affiliated Managers Group, Inc.	4,587	597,870

Jefferies Financial Group, Inc.	25,951	950,585

Morgan Stanley	9,348	763,451

T Rowe Price Group, Inc.	6,787	711,753

Total Capital Markets		3,023,659

Chemicals – 3.4%

Dow, Inc.	29,327	1,512,100

Eastman Chemical Co.	17,022	1,305,928

Mosaic Co.	32,812	1,168,107

Olin Corp.	27,145	1,356,707

Total Chemicals		5,342,842

Communications Equipment – 1.4%

Ciena Corp.*	21,489	1,015,570

Cisco Systems, Inc.	20,599	1,107,402

Total Communications Equipment		2,122,972

Construction & Engineering – 1.2%

EMCOR Group, Inc.	8,934	1,879,624

Consumer Finance – 1.6%

Credit Acceptance Corp.*	1,977	909,657

Discover Financial Services	8,828	764,770

Synchrony Financial	27,022	826,063

Total Consumer Finance		2,500,490

Containers & Packaging – 2.7%

Berry Global Group, Inc.	23,689	1,466,586

International Paper Co.	39,868	1,414,118

Westrock Co.	36,304	1,299,683

Total Containers & Packaging		4,180,387

Distributors – 0.5%

LKQ Corp.	17,124	847,809

Diversified Consumer Services – 1.0%

H&R Block, Inc.	22,184	955,243

Service Corp. International	11,226	641,454

Total Diversified Consumer Services		1,596,697

Electric Utilities – 1.6%

NRG Energy, Inc.	44,149	1,700,619

PPL Corp.	33,917	799,085

Total Electric Utilities		2,499,704

Electrical Equipment – 0.8%

Acuity Brands, Inc.	7,141	1,216,184

Electronic Equipment, Instruments & Components – 2.2%

Arrow Electronics, Inc.*	13,349	1,671,829

Jabil, Inc.	14,628	1,856,147

Total Electronic Equipment, Instruments & Components		3,527,976

Financial Services – 2.0%

Equitable Holdings, Inc.	31,927	906,408

FleetCor Technologies, Inc.*	5,095	1,300,957

Voya Financial, Inc.	15,145	1,006,385

Total Financial Services		3,213,750

Food Products – 0.7%

Post Holdings, Inc.*	12,512	1,072,779

Ground Transportation – 2.8%

Avis Budget Group, Inc.*	8,445	1,517,482

CSX Corp.	32,383	995,777

Norfolk Southern Corp.	4,268	840,497

Union Pacific Corp.	5,120	1,042,586

Total Ground Transportation		4,396,342

Health Care Providers & Services – 8.1%

Cardinal Health, Inc.	31,036	2,694,546

Cigna Group	6,287	1,798,522

HCA Healthcare, Inc.	10,566	2,599,025

Laboratory Corp. of America Holdings	9,876	1,985,570

McKesson Corp.	4,694	2,041,186

Quest Diagnostics, Inc.	13,868	1,689,954

Total Health Care Providers & Services		12,808,803

Hotels, Restaurants & Leisure – 1.9%

Boyd Gaming Corp.	13,797	839,271

Darden Restaurants, Inc.	5,726	820,078

Marriott Vacations Worldwide Corp.	6,788	683,076

Wyndham Hotels & Resorts, Inc.	9,651	671,131

Total Hotels, Restaurants & Leisure		3,013,556

Household Durables – 4.0%

Lennar Corp., Class A	9,259	1,039,138

NVR, Inc.*	197	1,174,770

PulteGroup, Inc.	20,865	1,545,053

Tempur Sealy International, Inc.	29,932	1,297,253

Toll Brothers, Inc.	16,311	1,206,361

Total Household Durables		6,262,575

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

September 30, 2023

Investments	Shares	Value

Insurance – 9.2%

Aflac, Inc.	15,605	$1,197,684

Allstate Corp.	11,014	1,227,070

American International Group, Inc.	24,027	1,456,036

Fidelity National Financial, Inc.	38,773	1,601,325

First American Financial Corp.	27,199	1,536,472

Hartford Financial Services Group, Inc.	17,758	1,259,220

Loews Corp.	18,079	1,144,581

MetLife, Inc.	18,840	1,185,224

Primerica, Inc.	7,936	1,539,663

Principal Financial Group, Inc.	16,613	1,197,299

Prudential Financial, Inc.	11,543	1,095,315

Total Insurance		14,439,889

Interactive Media & Services – 2.4%

Meta Platforms, Inc., Class A*	12,300	3,692,583

IT Services – 1.5%

DXC Technology Co.*	56,389	1,174,583

GoDaddy, Inc., Class A*	15,828	1,178,869

Total IT Services		2,353,452

Leisure Products – 0.5%

Polaris, Inc.	7,350	765,429

Life Sciences Tools & Services – 1.1%

Medpace Holdings, Inc.*	7,394	1,790,309

Media – 5.3%

Charter Communications, Inc., Class A*	3,919	1,723,654

Comcast Corp., Class A	39,870	1,767,836

Fox Corp., Class A	32,589	1,016,777

Liberty Broadband Corp., Class C*	16,929	1,545,956

Nexstar Media Group, Inc.(a)	7,710	1,105,383

Omnicom Group, Inc.	15,040	1,120,179

Total Media		8,279,785

Metals & Mining – 4.5%

Alcoa Corp.	27,515	799,586

Nucor Corp.	9,603	1,501,429

Reliance Steel & Aluminum Co.	5,163	1,353,894

Steel Dynamics, Inc.	13,282	1,424,096

U.S. Steel Corp.	60,154	1,953,802

Total Metals & Mining		7,032,807

Oil, Gas & Consumable Fuels – 10.3%

Antero Resources Corp.*	28,605	725,995

APA Corp.	35,524	1,460,037

Chevron Corp.	16,887	2,847,486

ConocoPhillips	8,623	1,033,035

Devon Energy Corp.	16,689	796,065

Diamondback Energy, Inc.	8,195	1,269,242

Exxon Mobil Corp.	7,831	920,769

Magnolia Oil & Gas Corp., Class A	53,019	1,214,665

Marathon Oil Corp.	55,695	1,489,841

Marathon Petroleum Corp.	13,295	2,012,065

Ovintiv, Inc.	19,830	943,313

Valero Energy Corp.	11,039	1,564,337

Total Oil, Gas & Consumable Fuels		16,276,850

Pharmaceuticals – 0.9%

Bristol-Myers Squibb Co.	24,388	1,415,480

Real Estate Management & Development – 2.0%

Jones Lang LaSalle, Inc.*	9,435	1,332,033

Zillow Group, Inc., Class C*	40,560	1,872,250

Total Real Estate Management & Development		3,204,283

Residential REITs – 0.6%

Apartment Income REIT Corp.	31,666	972,146

Semiconductors & Semiconductor Equipment – 2.4%

Applied Materials, Inc.	9,316	1,289,800

KLA Corp.	3,256	1,493,397

Teradyne, Inc.	10,527	1,057,543

Total Semiconductors & Semiconductor Equipment		3,840,740

Software – 3.3%

Dolby Laboratories, Inc., Class A	15,397	1,220,366

Dropbox, Inc., Class A*	64,350	1,752,250

Fair Isaac Corp.*	1,535	1,333,194

Salesforce, Inc.*	4,736	960,366

Total Software		5,266,176

Specialty Retail – 4.6%

AutoNation, Inc.*	8,152	1,234,213

Bath & Body Works, Inc.	21,405	723,489

Best Buy Co., Inc.	11,121	772,576

Lithia Motors, Inc.	4,161	1,228,868

Lowe’s Cos., Inc.	4,515	938,398

Penske Automotive Group, Inc.	6,776	1,131,998

Williams-Sonoma, Inc.	8,130	1,263,402

Total Specialty Retail		7,292,944

Technology Hardware, Storage & Peripherals – 0.9%

NetApp, Inc.	19,230	1,459,172

Textiles, Apparel & Luxury Goods – 1.5%

Columbia Sportswear Co.(a)	7,329	543,079

Ralph Lauren Corp.	8,671	1,006,616

Tapestry, Inc.	25,705	739,019

Total Textiles, Apparel & Luxury Goods		2,288,714

Tobacco – 0.8%

Altria Group, Inc.	30,036	1,263,014

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $147,751,703)		157,326,332

Other Assets less Liabilities – 0.1%		201,459

NET ASSETS – 100.0%		$157,527,791
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,432,132 and the total market value of the collateral held by the Fund was $1,432,136, which was entirely composed of non-cash U.S. Government securities.

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Value Fund (WTV)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$157,326,332	$—	$—	$157,326,332
Total Investments in Securities	$157,326,332	$—	$—	$157,326,332

See Notes to Financial Statements.

110	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2023

	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. Growth & Momentum Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund
ASSETS:

Investments, at cost	$397,067,634	$52,964,733	$2,154,650	$1,230,627,822	$2,821,123,340

Investment in affiliates, at cost (Note 3)	—	—	—	—	61,356
Investments in securities, at value[1,2] (Note 2)	365,284,660	65,093,667	2,079,817	1,151,772,077	3,416,950,651

Investment in affiliates, at value (Note 3)	—	—	—	—	60,170

Cash	1,645,856	47,867	1,442	939,991	2,537,357

Receivables:

Dividends	805,999	60,601	315	3,244,530	4,740,394

Securities lending income	17,742	225	—	3,113	13,572
Total Assets	367,754,257	65,202,360	2,081,574	1,155,959,711	3,424,302,144
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	2,773,297	—	—	848,268	2,861,449

Advisory fees (Note 3)	118,015	15,495	968	366,584	809,391

Service fees (Note 2)	1,366	243	8	4,245	12,722
Total Liabilities	2,892,678	15,738	976	1,219,097	3,683,562
NET ASSETS	$364,861,579	$65,186,622	$2,080,598	$1,154,740,614	$3,420,618,582
NET ASSETS:

Paid-in capital	$513,297,613	$62,844,987	$3,580,785	$1,332,634,018	$3,014,421,964

Total distributable earnings (loss)	(148,436,034)	2,341,635	(1,500,187)	(177,893,404)	406,196,618
NET ASSETS	$364,861,579	$65,186,622	$2,080,598	$1,154,740,614	$3,420,618,582
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,100,000	1,475,000	100,000	14,800,000	55,650,000
Net asset value per share	$88.99	$44.19	$20.81	$78.02	$61.47
[1] Includes market value of securities out on loan of:	$9,108,269	$76,347	—	$23,792,295	$7,884,167
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	111

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2023

	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$604,099,111	$3,061,928,114	$695,950,921	$248,129,179	$8,821,522,227

Investment in affiliates, at cost (Note 3)	481,422	—	269,115	—	—
Investments in securities, at value[1,2] (Note 2)	670,739,437	3,164,901,053	716,861,782	260,120,633	9,657,208,697

Investment in affiliates, at value (Note 3)	497,711	—	273,695	—	—

Cash	316,213	2,875,432	2,331,256	93,301	6,469,303

Receivables:

Capital shares sold	—	—	—	960,777	22,211,580

Dividends	455,401	5,013,754	616,700	218,148	13,678,833

Securities lending income	776	13,667	8,741	153	53,390
Total Assets	672,009,538	3,172,803,906	720,092,174	261,393,012	9,699,621,803
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	771	16,848,233	1,980,207	—	9,953,796

Investment securities purchased	—	—	—	959,845	22,197,468

Advisory fees (Note 3)	45,256	1,009,288	230,194	60,793	2,222,650

Service fees (Note 2)	2,489	11,692	2,667	955	34,927
Total Liabilities	48,516	17,869,213	2,213,068	1,021,593	34,408,841
NET ASSETS	$671,961,022	$3,154,934,693	$717,879,106	$260,371,419	$9,665,212,962
NET ASSETS:

Paid-in capital	$655,163,391	$3,498,864,197	$777,983,459	$282,142,217	$9,285,214,142

Total distributable earnings (loss)	16,797,631	(343,929,504)	(60,104,353)	(21,770,798)	379,998,820
NET ASSETS	$671,961,022	$3,154,934,693	$717,879,106	$260,371,419	$9,665,212,962
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	14,700,000	77,050,000	14,150,000	6,775,000	152,300,000
Net asset value per share	$45.71	$40.95	$50.73	$38.43	$63.46
[1] Includes market value of securities out on loan of:	$891,210	$136,321,647	$56,174,945	$874,372	$28,190,025
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

112	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2023

	WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
ASSETS:

Investments, at cost	$51,328,013	$1,803,483,821	$626,837,074	$271,394,579	$881,576,885

Investment in affiliates, at cost (Note 3)	—	115,638	—	—	—
Investments in securities, at value[1,2] (Note 2)	53,957,769	1,758,862,714	595,352,085	264,053,583	1,048,181,776

Investment in affiliates, at value (Note 3)	—	117,514	—	—	—

Cash	26,238	1,179,437	179,485	213,293	1,145,074

Receivables:

Investment securities sold[3]	—	—	4,321,830	—	—

Capital shares sold	1,587,587	—	—	—	—

Dividends	3,199	2,969,644	328,185	201,131	1,468,706

Securities lending income	—	32,685	18,141	3,346	3,280
Total Assets	55,574,793	1,763,161,994	600,199,726	264,471,353	1,050,798,836
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	—	10,485,844	11,901,818	1,701,425	685,359

Investment securities purchased	1,583,315	—	—	—	—

Capital shares redeemed	—	—	4,324,319	—	—

Advisory fees (Note 3)	12,254	560,303	187,111	81,471	248,465

Service fees (Note 2)	193	6,493	2,167	943	3,904
Total Liabilities	1,595,762	11,052,640	16,415,415	1,783,839	937,728
NET ASSETS	$53,979,031	$1,752,109,354	$583,784,311	$262,687,514	$1,049,861,108
NET ASSETS:

Paid-in capital	$50,625,984	$2,153,659,849	$699,340,450	$300,102,143	$973,406,902

Total distributable earnings (loss)	3,353,047	(401,550,495)	(115,556,139)	(37,414,629)	76,454,206
NET ASSETS	$53,979,031	$1,752,109,354	$583,784,311	$262,687,514	$1,049,861,108
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,700,000	62,150,000	13,500,000	6,365,000	17,450,000
Net asset value per share	$31.75	$28.19	$43.24	$41.27	$60.16
[1] Includes market value of securities out on loan of:	—	$168,001,877	$36,155,778	$6,103,887	$5,675,254
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	$138,813	—	—

See Notes to Financial Statements.

WisdomTree Trust	113

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2023

WisdomTree U.S. Value Fund
ASSETS:

Investments, at cost	$147,751,703
Investments in securities, at value[1] (Note 2)	157,326,332

Cash	73,846

Receivables:

Dividends	142,847

Securities lending income	548
Total Assets	157,543,573
LIABILITIES:

Payables:

Advisory fees (Note 3)	15,224

Service fees (Note 2)	558
Total Liabilities	15,782
NET ASSETS	$157,527,791
NET ASSETS:

Paid-in capital	$163,049,109

Total distributable earnings (loss)	(5,521,318)
NET ASSETS	$157,527,791
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,550,000
Net asset value per share	$61.78
[1] Includes market value of securities out on loan of:	$1,432,132

See Notes to Financial Statements.

114	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2023

	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. Growth & Momentum Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends	$5,777,023	$593,168	$8,643	$28,131,962	$49,522,676

Dividends from affiliates (Note 3)	—	—	—	14,061	45,722

Interest	8,251	508	9	4,124	15,490

Securities lending income, net (Note 2)	370,487	5,131	1	28,547	170,631

Less: Foreign withholding taxes on dividends	(729)	—	(16)	(2,822)	—
Total investment income	6,155,032	598,807	8,637	28,175,872	49,754,519
EXPENSES:

Advisory fees (Note 3)	739,356	97,491	6,707	2,281,426	4,928,528

Service fees (Note 2)	8,560	1,532	54	26,417	77,448
Total expenses	747,916	99,023	6,761	2,307,843	5,005,976
Expense waivers (Note 3)	—	—	—	(822)	(1,707)
Net expenses	747,916	99,023	6,761	2,307,021	5,004,269
Net investment income	5,407,116	499,784	1,876	25,868,851	44,750,250
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(3,746,509)	(139,728)	107,554	(4,188,826)	(2,070,067)

Investment transactions in affiliates (Note 3)	—	—	—	22,274	(1,256)

In-kind redemptions	1,268,632	1,648,826	11,829	15,109,818	46,787,250
Net realized gain (loss)	(2,477,877)	1,509,098	119,383	10,943,266	44,715,927
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(8,325,209)	315,294	(88,696)	(80,086,364)	(67,420,485)

Investment transactions in affiliates (Note 3)	—	—	—	(6,803)	(34,471)
Net increase (decrease) in unrealized appreciation/depreciation	(8,325,209)	315,294	(88,696)	(80,093,167)	(67,454,956)
Net realized and unrealized gain (loss) on investments	(10,803,086)	1,824,392	30,687	(69,149,901)	(22,739,029)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,395,970)	$2,324,176	$32,563	$(43,281,050)	$22,011,221

See Notes to Financial Statements.

WisdomTree Trust	115

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2023

	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends	$6,574,695	$50,568,154	$6,531,682	$2,258,896	$100,631,131

Dividends from affiliates (Note 3)	18,096	69,941	14,906	—	—

Interest	4,417	10,892	3,381	3,672	42,134

Securities lending income, net (Note 2)	18,294	60,842	58,133	394	927,096

Less: Foreign withholding taxes on dividends	—	(20,538)	—	—	—
Total investment income	6,615,502	50,689,291	6,608,102	2,262,962	101,600,361
EXPENSES:

Advisory fees (Note 3)	273,720	6,131,361	1,376,508	363,526	12,727,442

Service fees (Note 2)	15,055	70,995	15,938	5,713	200,003
Total expenses	288,775	6,202,356	1,392,446	369,239	12,927,445
Expense waivers (Note 3)	—	(4,108)	(643)	—	—
Net expenses	288,775	6,198,248	1,391,803	369,239	12,927,445
Net investment income	6,326,727	44,491,043	5,216,299	1,893,723	88,672,916
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(965,378)	8,490,909	1,455,279	(4,771,141)	(2,557,570)

Investment transactions in affiliates (Note 3)	(53,875)	(206,313)	(34,299)	—	—

In-kind redemptions	11,729,246	14,702,900	3,719,463	6,399,335	23,001,947

Futures contracts	—	—	—	(16,483)	—
Net realized gain	10,709,993	22,987,496	5,140,443	1,611,711	20,444,377
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	19,443,700	(30,731,299)	6,903,929	4,318,326	93,871,862

Investment transactions in affiliates (Note 3)	(8,957)	—	(15,993)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	19,434,743	(30,731,299)	6,887,936	4,318,326	93,871,862
Net realized and unrealized gain (loss) on investments	30,144,736	(7,743,803)	12,028,379	5,930,037	114,316,239
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,471,463	$36,747,240	$17,244,678	$7,823,760	$202,989,155

See Notes to Financial Statements.

116	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2023

	WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund
INVESTMENT INCOME:

Dividends	$112,763	$32,735,893	$5,040,843	$3,875,174	$15,583,750

Dividends from affiliates (Note 3)	—	48,832	4,789	—	—

Interest	132	11,344	3,676	2,767	7,524

Securities lending income, net (Note 2)	—	216,456	134,818	17,813	43,260

Less: Foreign withholding taxes on dividends	—	(19,719)	—	—	(1,613)
Total investment income	112,895	32,992,806	5,184,126	3,895,754	15,632,921
EXPENSES:

Advisory fees (Note 3)	53,190	3,444,119	1,099,892	450,330	1,514,977

Service fees (Note 2)	836	39,879	12,736	5,214	23,807
Total expenses	54,026	3,483,998	1,112,628	455,544	1,538,784
Expense waivers (Note 3)	—	(2,807)	(581)	—	—
Net expenses	54,026	3,481,191	1,112,047	455,544	1,538,784
Net investment income	58,869	29,511,615	4,072,079	3,440,210	14,094,137
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(190,471)	(8,218,626)	(2,569,516)	(1,638,245)	(600,744)

Investment transactions in affiliates (Note 3)	—	(42,633)	(74,853)	—	—

In-kind redemptions	854,642	15,227,944	2,117,348	324,380	18,041,053
Net realized gain (loss)	664,171	6,966,685	(527,021)	(1,313,865)	17,440,309
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	2,343,032	(32,381,719)	(1,577,373)	(1,534,911)	(24,998,694)

Investment transactions in affiliates (Note 3)	—	(11,654)	104,255	—	—
Net increase (decrease) in unrealized appreciation/depreciation	2,343,032	(32,393,373)	(1,473,118)	(1,534,911)	(24,998,694)
Net realized and unrealized gain (loss) on investments	3,007,203	(25,426,688)	(2,000,139)	(2,848,776)	(7,558,385)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,066,072	$4,084,927	$2,071,940	$591,434	$6,535,752

See Notes to Financial Statements.

WisdomTree Trust	117

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2023

WisdomTree U.S. Value Fund
INVESTMENT INCOME:

Dividends	$1,358,685

Interest	550

Securities lending income, net (Note 2)	2,426
Total investment income	1,361,661
EXPENSES:

Advisory fees (Note 3)	87,264

Service fees (Note 2)	3,200
Total expenses	90,464
Net investment income	1,271,197
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,272,217)

In-kind redemptions	3,070,476
Net realized gain	1,798,259
Net increase in unrealized appreciation/depreciation	5,127,383
Net realized and unrealized gain on investments	6,925,642
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,196,839

See Notes to Financial Statements.

118	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree U.S. AI Enhanced Value Fund		WisdomTree U.S. ESG Fund		WisdomTree U.S. Growth & Momentum Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,407,116	$9,294,205	$499,784	$1,041,143	$1,876	$1,970

Net realized gain (loss) on investments	(2,477,877)	(18,469,063)	1,509,098	(3,018,213)	119,383	(567,298)

Net increase (decrease) in unrealized appreciation/depreciation on investments	(8,325,209)	(17,105,029)	315,294	(5,117,955)	(88,696)	139,961
Net increase (decrease) in net assets resulting from operations	(5,395,970)	(26,279,887)	2,324,176	(7,095,025)	32,563	(425,367)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(5,318,000)	(9,454,072)	(499,125)	(1,008,693)	—	(1,984)

Tax return of capital	—	—	—	—	—	(400)
Total distributions to shareholders	(5,318,000)	(9,454,072)	(499,125)	(1,008,693)	—	(2,384)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	1,075,702	2,078,530	—	—

Cost of shares redeemed	(20,791,006)	(60,535,501)	(5,651,354)	(3,095,268)	(437,592)	(1,182,106)
Net decrease in net assets resulting from capital share transactions	(20,791,006)	(60,535,501)	(4,575,652)	(1,016,738)	(437,592)	(1,182,106)
Net Decrease in Net Assets	(31,504,976)	(96,269,460)	(2,750,601)	(9,120,456)	(405,029)	(1,609,857)
NET ASSETS:

Beginning of period	$396,366,555	$492,636,015	$67,937,223	$77,057,679	$2,485,627	$4,095,484

End of period	$364,861,579	$396,366,555	$65,186,622	$67,937,223	$2,080,598	$2,485,627
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,325,000	4,975,000	1,575,000	1,600,000	120,000	180,000

Shares created	—	—	25,000	50,000	—	—

Shares redeemed	(225,000)	(650,000)	(125,000)	(75,000)	(20,000)	(60,000)
Shares outstanding, end of period	4,100,000	4,325,000	1,475,000	1,575,000	100,000	120,000

See Notes to Financial Statements.

WisdomTree Trust	119

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. High Dividend Fund		WisdomTree U.S. LargeCap Dividend Fund		WisdomTree U.S. LargeCap Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$25,868,851	$48,742,351	$44,750,250	$91,646,751	$6,326,727	$12,395,831

Net realized gain (loss) on investments	10,943,266	82,444,487	44,715,927	134,565,950	10,709,993	(11,118,901)

Net increase (decrease) in unrealized appreciation/depreciation on investments	(80,093,167)	(158,410,618)	(67,454,956)	(330,156,213)	19,434,743	(53,705,837)
Net increase (decrease) in net assets resulting from operations	(43,281,050)	(27,223,780)	22,011,221	(103,943,512)	36,471,463	(52,428,907)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(24,576,750)	(52,764,847)	(43,846,500)	(94,641,498)	(6,471,500)	(12,389,635)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	85,457,536	983,982,222	91,399,431	663,360,233	18,472,539	108,501,573

Cost of shares redeemed	(199,959,293)	(591,853,425)	(119,353,173)	(421,607,267)	(35,146,237)	(82,001,123)
Net increase (decrease) in net assets resulting from capital share transactions	(114,501,757)	392,128,797	(27,953,742)	241,752,966	(16,673,698)	26,500,450
Net Increase (Decrease) in Net Assets	(182,359,557)	312,140,170	(49,789,021)	43,167,956	13,326,265	(38,318,092)
NET ASSETS:

Beginning of period	$1,337,100,171	$1,024,960,001	$3,470,407,603	$3,427,239,647	$658,634,757	$696,952,849

End of period	$1,154,740,614	$1,337,100,171	$3,420,618,582	$3,470,407,603	$671,961,022	$658,634,757
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	16,250,000	11,650,000	56,100,000	52,200,000	15,050,000	14,450,000

Shares created	1,050,000	11,400,000	1,450,000	10,800,000	400,000	2,500,000

Shares redeemed	(2,500,000)	(6,800,000)	(1,900,000)	(6,900,000)	(750,000)	(1,900,000)
Shares outstanding, end of period	14,800,000	16,250,000	55,650,000	56,100,000	14,700,000	15,050,000

See Notes to Financial Statements.

120	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund		WisdomTree U.S. Multifactor Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$44,491,043	$90,229,129	$5,216,299	$11,048,091	$1,893,723	$3,947,424

Net realized gain (loss) on investments and futures contracts	22,987,496	130,848,348	5,140,443	9,427,278	1,611,711	(10,834,147)

Net increase (decrease) in unrealized appreciation/depreciation on investments	(30,731,299)	(364,718,988)	6,887,936	(80,659,749)	4,318,326	(8,414,869)
Net increase (decrease) in net assets resulting from operations	36,747,240	(143,641,511)	17,244,678	(60,184,380)	7,823,760	(15,301,592)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(43,388,750)	(92,020,134)	(5,197,000)	(10,959,568)	(1,879,500)	(3,948,786)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	27,474,533	1,051,013,414	16,414,600	68,005,567	32,053,749	101,414,445

Cost of shares redeemed	(85,901,489)	(805,947,349)	(27,274,983)	(91,842,306)	(40,190,446)	(43,549,334)
Net increase (decrease) in net assets resulting from capital share transactions	(58,426,956)	245,066,065	(10,860,383)	(23,836,739)	(8,136,697)	57,865,111
Net Increase (Decrease) in Net Assets	(65,068,466)	9,404,420	1,187,295	(94,980,687)	(2,192,437)	38,614,733
NET ASSETS:

Beginning of period	$3,220,003,159	$3,210,598,739	$716,691,811	$811,672,498	$262,563,856	$223,949,123

End of period	$3,154,934,693	$3,220,003,159	$717,879,106	$716,691,811	$260,371,419	$262,563,856
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	78,500,000	72,450,000	14,400,000	14,850,000	7,000,000	5,475,000

Shares created	650,000	25,100,000	300,000	1,400,000	825,000	2,675,000

Shares redeemed	(2,100,000)	(19,050,000)	(550,000)	(1,850,000)	(1,050,000)	(1,150,000)
Shares outstanding, end of period	77,050,000	78,500,000	14,150,000	14,400,000	6,775,000	7,000,000

See Notes to Financial Statements.

WisdomTree Trust	121

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. Quality Growth Fund		WisdomTree U.S. SmallCap Dividend Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Period December 15, 2022* through March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$88,672,916	$149,064,486	$58,869	$2,614	$29,511,615	$54,588,187

Net realized gain (loss) on investments	20,444,377	396,875,294	664,171	(2,363)	6,966,685	3,151,249

Net increase (decrease) in unrealized appreciation/depreciation on investments	93,871,862	(444,753,271)	2,343,032	286,724	(32,393,373)	(202,544,682)
Net increase (decrease) in net assets resulting from operations	202,989,155	101,186,509	3,066,072	286,975	4,084,927	(144,805,246)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(85,780,500)	(154,296,995)	—	—	(28,047,250)	(54,457,954)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,499,163,338	3,232,420,927	53,585,436	2,552,390	9,014,646	217,678,287

Cost of shares redeemed	(78,068,153)	(2,085,719,771)	(5,511,842)	(100)	(89,624,130)	(43,279,395)
Net increase (decrease) in net assets resulting from capital share transactions	1,421,095,185	1,146,701,156	48,073,594	2,552,290	(80,609,484)	174,398,892
Net Increase (Decrease) in Net Assets	1,538,303,840	1,093,590,670	51,139,666	2,839,265	(104,571,807)	(24,864,308)
NET ASSETS:

Beginning of period	$8,126,909,122	$7,033,318,452	$2,839,365	$100	$1,856,681,161	$1,881,545,469

End of period	$9,665,212,962	$8,126,909,122	$53,979,031	$2,839,365	$1,752,109,354	$1,856,681,161
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	130,350,000	110,650,000	100,000	4	65,000,000	59,050,000

Shares created	23,150,000	53,700,000	1,775,000	100,000	300,000	7,450,000

Shares redeemed	(1,200,000)	(34,000,000)	(175,000)	(4)	(3,150,000)	(1,500,000)
Shares outstanding, end of period	152,300,000	130,350,000	1,700,000	100,000	62,150,000	65,000,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

122	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. SmallCap Fund		WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. Total Dividend Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,072,079	$8,733,864	$3,440,210	$6,132,472	$14,094,137	$28,310,458

Net realized gain (loss) on investments	(527,021)	13,786,257	(1,313,865)	(1,401,252)	17,440,309	41,077,780

Net decrease in unrealized appreciation/depreciation on investments	(1,473,118)	(78,845,215)	(1,534,911)	(15,294,977)	(24,998,694)	(103,960,735)
Net increase (decrease) in net assets resulting from operations	2,071,940	(56,325,094)	591,434	(10,563,757)	6,535,752	(34,572,497)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(4,104,000)	(8,368,109)	(3,400,300)	(6,156,770)	(13,343,750)	(30,260,035)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	32,453,550	160,150,131	43,518,515	86,682,667	24,552,674	222,869,091

Cost of shares redeemed	(17,402,404)	(217,424,064)	(3,646,703)	(69,170,357)	(45,671,339)	(160,877,872)
Net increase (decrease) in net assets resulting from capital share transactions	15,051,146	(57,273,933)	39,871,812	17,512,310	(21,118,665)	61,991,219
Net Increase (Decrease) in Net Assets	13,019,086	(121,967,136)	37,062,946	791,783	(27,926,663)	(2,841,313)
NET ASSETS:

Beginning of period	$570,765,225	$692,732,361	$225,624,568	$224,832,785	$1,077,787,771	$1,080,629,084

End of period	$583,784,311	$570,765,225	$262,687,514	$225,624,568	$1,049,861,108	$1,077,787,771
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	13,200,000	14,450,000	5,425,000	5,035,000	17,800,000	16,750,000

Shares created	700,000	3,650,000	1,030,000	2,080,000	400,000	3,650,000

Shares redeemed	(400,000)	(4,900,000)	(90,000)	(1,690,000)	(750,000)	(2,600,000)
Shares outstanding, end of period	13,500,000	13,200,000	6,365,000	5,425,000	17,450,000	17,800,000

See Notes to Financial Statements.

WisdomTree Trust	123

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree U.S. Value Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,271,197	$2,367,699

Net realized gain (loss) on investments	1,798,259	(3,265,108)

Net increase (decrease) in unrealized appreciation/depreciation on investments	5,127,383	(2,246,805)
Net increase (decrease) in net assets resulting from operations	8,196,839	(3,144,214)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,306,000)	(2,373,350)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	25,535,018	75,822,780

Cost of shares redeemed	(22,111,980)	(36,805,721)
Net increase in net assets resulting from capital share transactions	3,423,038	39,017,059
Net Increase in Net Assets	10,313,877	33,499,495
NET ASSETS:

Beginning of period	$147,213,914	$113,714,419

End of period	$157,527,791	$147,213,914
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,510,000	1,850,000

Shares created	410,000	1,290,000

Shares redeemed	(370,000)	(630,000)
Shares outstanding, end of period	2,550,000	2,510,000

See Notes to Financial Statements.

124	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. AI Enhanced Value Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of period	$91.65	$99.02	$94.15	$64.64	$85.52	$84.43
Investment operations:

Net investment income[2]	1.28	2.01	2.70	2.67	3.11	3.06

Net realized and unrealized gain (loss)	(2.66)	(7.31)	4.95	29.49	(20.83)	1.05
Total from investment operations	(1.38)	(5.30)	7.65	32.16	(17.72)	4.11
Dividends and distributions to shareholders:

Net investment income	(1.28)	(2.07)	(2.78)	(2.65)	(3.16)	(2.96)

Capital gains	—	—	—	—	—	(0.06)
Total dividends and distributions to shareholders	(1.28)	(2.07)	(2.78)	(2.65)	(3.16)	(3.02)
Net asset value, end of period	$88.99	$91.65	$99.02	$94.15	$64.64	$85.52

TOTAL RETURN[3]	(1.52)%	(5.25)%	8.19%	50.69%	(21.49)%	4.99%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$364,862	$396,367	$492,636	$555,491	$543,010	$791,069

Ratios to average net assets[4] of:

Expenses	0.38%[5]	0.38%[6]	0.38%[6]	0.38%[6]	0.38%[6]	0.38%[6]

Net investment income	2.78%[5]	2.17%	2.76%	3.40%	3.61%	3.57%
Portfolio turnover rate[7]	63%	150%[8]	96%[8,9]	47%	46%	32%

WisdomTree U.S. ESG Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020[10]	For the Year Ended March 31, 2019[10]
Net asset value, beginning of period	$43.13	$48.16	$43.64	$27.48	$32.29	$31.09
Investment operations:

Net investment income[2]	0.32	0.65	0.57	0.47	0.64	0.60

Net realized and unrealized gain (loss)	1.07	(5.06)	4.55	16.16	(4.62)	1.29
Total from investment operations	1.39	(4.41)	5.12	16.63	(3.98)	1.89
Dividends to shareholders:

Net investment income	(0.33)	(0.62)	(0.60)	(0.47)	(0.83)	(0.69)
Net asset value, end of period	$44.19	$43.13	$48.16	$43.64	$27.48	$32.29

TOTAL RETURN[3]	3.21%	(9.07)%	11.73%	60.80%	(12.73)%	6.34%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$65,187	$67,937	$77,058	$88,374	$72,824	$113,025

Ratios to average net assets of:

Expenses	0.28%[5]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	1.44%[5]	1.51%	1.20%	1.29%	1.90%	1.89%
Portfolio turnover rate[7]	30%	46%	69%	78%	56%	22%
[1]

The information reflects the investment objective and strategy of the WisdomTree U.S. Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree U.S. AI Enhanced Value Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. AI Enhanced Value Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

[9]	On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

[10]

The information reflects the investment objective and strategy of the WisdomTree U.S. Total Market Fund through March 16, 2020 and the investment objective and strategy of the WisdomTree U.S. ESG Fund thereafter.

See Notes to Financial Statements.

WisdomTree Trust	125

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Growth & Momentum Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Period June 24, 2021* through March 31, 2022
Net asset value, beginning of period	$20.71	$22.75	$25.66
Investment operations:

Net investment income (loss)[1]	0.02	0.01	(0.03)

Net realized and unrealized gain (loss)	0.08	(2.03)	(2.88)
Total from investment operations	0.10	(2.02)	(2.91)
Dividends and distributions to shareholders:

Net investment income	—	(0.02)	—

Tax return of capital	—	0.00 [2]	—
Total dividends and distributions to shareholders	—	(0.02)	—
Net asset value, end of period	$20.81	$20.71	$22.75

TOTAL RETURN[3]	0.48%	(8.89)%	(11.34)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,081	$2,486	$4,095

Ratios to average net assets of:

Expenses	0.55%[4]	0.55%	0.55%[4]

Net investment income (loss)	0.15%[4]	0.07%	(0.15)%[4]
Portfolio turnover rate[5,6]	272%	520%	254%

WisdomTree U.S. High Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$82.28	$87.98	$76.26	$56.58	$72.49	$68.11
Investment operations:

Net investment income[1]	1.73	3.26	2.88	2.71	2.65	2.49

Net realized and unrealized gain (loss)	(4.32)	(5.45)	11.30	19.94	(15.81)	4.28
Total from investment operations	(2.59)	(2.19)	14.18	22.65	(13.16)	6.77
Dividends to shareholders:

Net investment income	(1.67)	(3.51)	(2.46)	(2.97)	(2.75)	(2.39)
Net asset value, end of period	$78.02	$82.28	$87.98	$76.26	$56.58	$72.49

TOTAL RETURN[3]	(3.17)%	(2.49)%	18.96%	40.97%	(18.99)%	10.15%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,154,741	$1,337,100	$1,024,960	$774,034	$678,935	$953,276

Ratios to average net assets[7] of:

Expenses[8]	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	4.31%[4]	3.84%	3.56%	4.13%	3.63%	3.55%
Portfolio turnover rate[5]	1%	47%	38%	43%	39%	20%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The Fund’s momentum style investment strategy, which emphasizes investing in securities that have had higher recent price performance compared to other securities, may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

126	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of period	$61.86	$65.66	$57.27	$40.47	$47.11	$44.25
Investment operations:

Net investment income[2]	0.80	1.59	1.42	1.36	1.36	1.27

Net realized and unrealized gain (loss)	(0.40)	(3.74)	8.33	16.79	(6.64)	2.83
Total from investment operations	0.40	(2.15)	9.75	18.15	(5.28)	4.10
Dividends to shareholders:

Net investment income	(0.79)	(1.65)	(1.36)	(1.35)	(1.36)	(1.24)
Net asset value, end of period	$61.47	$61.86	$65.66	$57.27	$40.47	$47.11

TOTAL RETURN[3]	0.62%	(3.22)%	17.16%	45.40%	(11.62)%	9.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$3,420,619	$3,470,408	$3,427,240	$2,823,467	$1,849,693	$2,034,965

Ratios to average net assets[4] of:

Expenses[5]	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.54%[6]	2.58%	2.28%	2.73%	2.76%	2.79%
Portfolio turnover rate[7]	1%	20%	19%	20%	13%	11%

WisdomTree U.S. LargeCap Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$43.76	$48.23	$43.29	$28.10	$31.77	$30.30
Investment operations:

Net investment income[2]	0.42	0.84	0.78	0.73	0.73	0.60

Net realized and unrealized gain (loss)	1.97	(4.48)	4.92	15.19	(3.72)	1.46
Total from investment operations	2.39	(3.64)	5.70	15.92	(2.99)	2.06
Dividends to shareholders:

Net investment income	(0.44)	(0.83)	(0.76)	(0.73)	(0.68)	(0.59)
Net asset value, end of period	$45.71	$43.76	$48.23	$43.29	$28.10	$31.77

TOTAL RETURN[3]	5.45%	(7.42)%	13.19%	57.11%	(9.65)%	6.93%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$671,961	$658,635	$696,953	$510,794	$341,423	$239,851

Ratios to average net assets[4] of:

Expenses	0.08%[6]	0.08%	0.08%	0.08%	0.08%[5]	0.28%[5]

Net investment income	1.85%[6]	1.95%	1.65%	2.00%	2.16%	1.94%
Portfolio turnover rate[7]	1%	22%	22%	21%	22%	14%
[1]	Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	127

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$41.02	$44.31	$40.40	$24.19	$35.76	$34.11
Investment operations:

Net investment income[1]	0.57	1.19	0.99	0.80	1.01	0.82

Net realized and unrealized gain (loss)	(0.08)	(3.27)	3.89	16.24	(11.56)	1.61
Total from investment operations	0.49	(2.08)	4.88	17.04	(10.55)	2.43
Dividends to shareholders:

Net investment income	(0.56)	(1.21)	(0.97)	(0.83)	(1.02)	(0.78)
Net asset value, end of period	$40.95	$41.02	$44.31	$40.40	$24.19	$35.76

TOTAL RETURN[2]	1.20%	(4.65)%	12.17%	71.52%	(30.28)%	7.21%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$3,154,935	$3,220,003	$3,210,599	$2,904,494	$2,485,261	$3,733,683

Ratios to average net assets[3] of:

Expenses[4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.76%[5]	2.85%	2.31%	2.55%	2.84%	2.34%
Portfolio turnover rate[6]	2%	40%	38%	57%	33%	27%

WisdomTree U.S. MidCap Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$49.77	$54.66	$50.86	$26.44	$39.30	$38.63
Investment operations:

Net investment income[1]	0.37	0.75	0.72	0.56	0.62	0.53

Net realized and unrealized gain (loss)	0.96	(4.90)	3.81	24.45	(12.83)	0.68
Total from investment operations	1.33	(4.15)	4.53	25.01	(12.21)	1.21
Dividends to shareholders:

Net investment income	(0.37)	(0.74)	(0.73)	(0.59)	(0.65)	(0.54)
Net asset value, end of period	$50.73	$49.77	$54.66	$50.86	$26.44	$39.30

TOTAL RETURN[2]	2.67%	(7.50)%	8.93%	95.30%	(31.45)%	3.22%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$717,879	$716,692	$811,672	$706,997	$560,609	$1,098,311

Ratios to average net assets[3] of:

Expenses[4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.44%[5]	1.50%	1.34%	1.49%	1.58%	1.34%
Portfolio turnover rate[6]	2%	40%	50%	50%	41%	36%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

128	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Multifactor Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$37.51	$40.90	$37.83	$24.58	$28.98	$27.91
Investment operations:

Net investment income[1]	0.28	0.65	0.63	0.39	0.59	0.47

Net realized and unrealized gain (loss)	0.92	(3.40)	3.03	13.26	(4.43)	0.97
Total from investment operations	1.20	(2.75)	3.66	13.65	(3.84)	1.44
Dividends to shareholders:

Net investment income	(0.28)	(0.64)	(0.59)	(0.40)	(0.56)	(0.37)
Net asset value, end of period	$38.43	$37.51	$40.90	$37.83	$24.58	$28.98

TOTAL RETURN[2]	3.21%	(6.68)%	9.68%	55.76%	(13.43)%	5.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$260,371	$262,564	$223,949	$148,490	$141,308	$114,481

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%	0.28%	0.28%	0.28%[4,5]	0.28%[4,5]

Net investment income	1.46%[3]	1.72%	1.58%	1.21%	1.94%[4]	1.65%[4]
Portfolio turnover rate[6]	61%	102%	152%	147%	145%	179%

WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$62.35	$63.56	$57.14	$38.85	$43.04	$40.32
Investment operations:

Net investment income[1]	0.63	1.28	1.22	1.07	1.09	0.97

Net realized and unrealized gain (loss)	1.09	(1.17)	6.37	18.27	(4.21)	2.71
Total from investment operations	1.72	0.11	7.59	19.34	(3.12)	3.68
Dividends and distributions to shareholders:

Net investment income	(0.61)	(1.32)	(1.17)	(1.05)	(1.07)	(0.93)

Capital gains	—	—	—	—	—	(0.03)
Total dividends and distributions to shareholders	(0.61)	(1.32)	(1.17)	(1.05)	(1.07)	(0.96)
Net asset value, end of period	$63.46	$62.35	$63.56	$57.14	$38.85	$43.04

TOTAL RETURN[2]	2.74%	0.29%	13.36%	50.24%	(7.52)%	9.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$9,665,213	$8,126,909	$7,033,318	$5,576,647	$2,723,483	$2,780,361

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	1.95%[3]	2.12%	1.98%	2.15%	2.43%	2.33%
Portfolio turnover rate[6]	0%[7]	28%	30%	30%	41%	29%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Trust	129

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Growth Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Period December 15, 2022* through March 31, 2023
Net asset value, beginning of period	$28.39	$25.11
Investment operations:

Net investment income[1]	0.05	0.03

Net realized and unrealized gain	3.31	3.25
Total from investment operations	3.36	3.28
Net asset value, end of period	$31.75	$28.39

TOTAL RETURN[2]	11.84%	13.06%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$53,979	$2,839

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%[3]

Net investment income	0.31%[3]	0.45%[3]
Portfolio turnover rate[4]	22%	1%

WisdomTree U.S. SmallCap Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$28.56	$31.86	$31.09	$18.11	$27.54	$27.43
Investment operations:

Net investment income[1]	0.47	0.88	0.85	0.66	0.79	0.82

Net realized and unrealized gain (loss)	(0.39)	(3.31)	0.76	12.99	(9.40)	0.08
Total from investment operations	0.08	(2.43)	1.61	13.65	(8.61)	0.90
Dividends to shareholders:

Net investment income	(0.45)	(0.87)	(0.84)	(0.67)	(0.82)	(0.79)
Net asset value, end of period	$28.19	$28.56	$31.86	$31.09	$18.11	$27.54

TOTAL RETURN[2]	0.27%	(7.59)%	5.18%	76.76%	(32.22)%	3.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,752,109	$1,856,681	$1,881,545	$1,829,823	$1,316,919	$2,087,705

Ratios to average net assets[5] of:

Expenses[6]	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	3.26%[3]	2.98%	2.66%	2.78%	2.94%	2.91%
Portfolio turnover rate[4]	2%	38%	39%	53%	50%	26%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

130	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$43.24	$47.94	$47.23	$22.38	$36.08	$35.70
Investment operations:

Net investment income[1]	0.31	0.62	0.73	0.44	0.51	0.58

Net realized and unrealized gain (loss)	0.00 [7]	(4.73)	0.78	24.85	(13.66)	0.38
Total from investment operations	0.31	(4.11)	1.51	25.29	(13.15)	0.96
Dividends to shareholders:

Net investment income	(0.31)	(0.59)	(0.80)	(0.44)	(0.55)	(0.58)
Net asset value, end of period	$43.24	$43.24	$47.94	$47.23	$22.38	$36.08

TOTAL RETURN[2]	0.72%	(8.51)%	3.11%	113.74%	(36.87)%	2.72%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$583,784	$570,765	$692,732	$609,327	$419,676	$736,098

Ratios to average net assets[3] of:

Expenses[4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.41%[5]	1.40%	1.47%	1.33%	1.45%	1.56%
Portfolio turnover rate[6]	3%	51%	54%	56%	55%	45%

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$41.59	$44.65	$45.96	$25.02	$34.70	$34.26
Investment operations:

Net investment income[1]	0.61	1.17	1.14	0.94	0.80	0.88

Net realized and unrealized gain (loss)	(0.34)	(3.06)	(1.32)	20.92	(9.68)	0.41
Total from investment operations	0.27	(1.89)	(0.18)	21.86	(8.88)	1.29
Dividends to shareholders:

Net investment income	(0.59)	(1.17)	(1.13)	(0.92)	(0.80)	(0.85)
Net asset value, end of period	$41.27	$41.59	$44.65	$45.96	$25.02	$34.70

TOTAL RETURN[2]	0.66%	(4.14)%	(0.45)%	88.65%	(26.22)%	3.81%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$262,688	$225,625	$224,833	$187,733	$73,802	$119,699

Ratios to average net assets of:

Expenses	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.90%[5]	2.81%	2.49%	2.67%	2.29%	2.47%
Portfolio turnover rate[6]	1%	51%	60%	83%	51%	42%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

The amount of net realized and unrealized gain per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal period.

See Notes to Financial Statements.

WisdomTree Trust	131

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Total Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of period	$60.55	$64.52	$56.49	$39.19	$47.31	$44.56
Investment operations:

Net investment income[2]	0.80	1.60	1.43	1.33	1.38	1.28

Net realized and unrealized gain (loss)	(0.43)	(3.86)	7.94	17.30	(8.13)	2.71
Total from investment operations	0.37	(2.26)	9.37	18.63	(6.75)	3.99
Dividends to shareholders:

Net investment income	(0.76)	(1.71)	(1.34)	(1.33)	(1.37)	(1.24)
Net asset value, end of period	$60.16	$60.55	$64.52	$56.49	$39.19	$47.31

TOTAL RETURN[3]	0.60%	(3.44)%	16.73%	48.15%	(14.75)%	9.10%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,049,861	$1,077,788	$1,080,629	$875,531	$634,956	$648,103

Ratios to average net assets of:

Expenses	0.28%[4]	0.28%	0.28%	0.28%	0.28%[5,6]	0.28%[5,6]

Net investment income	2.60%[4]	2.64%	2.33%	2.73%	2.82%[5]	2.78%[5]
Portfolio turnover rate[7]	0%[8]	19%	22%	22%	16%	11%

WisdomTree U.S. Value Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[9]	For the Year Ended March 31, 2021[9]	For the Year Ended March 31, 2020[9]	For the Year Ended March 31, 2019[9]
Net asset value, beginning of period	$58.65	$61.47	$56.19	$32.52	$42.35	$40.43
Investment operations:

Net investment income[2]	0.53	1.17	1.08	0.76	0.76	0.72

Net realized and unrealized gain (loss)	3.15	(2.83)	5.19	23.79	(9.88)	1.94
Total from investment operations	3.68	(1.66)	6.27	24.55	(9.12)	2.66
Dividends to shareholders:

Net investment income	(0.55)	(1.16)	(0.99)	(0.88)	(0.71)	(0.74)
Net asset value, end of period	$61.78	$58.65	$61.47	$56.19	$32.52	$42.35

TOTAL RETURN[3]	6.28%	(2.54)%	11.16%	76.07%	(21.86)%	6.70%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$157,528	$147,214	$113,714	$58,441	$61,795	$38,113

Ratios to average net assets of:

Expenses	0.12%[4]	0.12%[5,6]	0.30%[10]	0.38%	0.38%	0.38%

Net investment income	1.75%[4]	2.02%[5]	1.77%	1.76%	1.75%	1.73%
Portfolio turnover rate[7]	6%	66%	62%	59%	101%	54%
[1]	Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Amount represents less than 1%.

[9]	Per share amounts were adjusted to reflect a 2:1 share split effective June 10, 2021.

[10]	Prior to January 3, 2022, the Fund’s annual advisory fee rate was 0.38% and, thereafter, was reduced to 0.12% per annum.

See Notes to Financial Statements.

132	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. AI Enhanced Value Fund (“U.S. AI Enhanced Value Fund”)	June 16, 2006
WisdomTree U.S. ESG Fund (“U.S. ESG Fund”)	February 23, 2007
WisdomTree U.S. Growth & Momentum Fund (“U.S. Growth & Momentum Fund”)	June 24, 2021
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Growth Fund (“U.S. Quality Growth Fund”)	December 15, 2022
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Value Fund (“U.S. Value Fund”)	February 23, 2007

Each Fund, except the U.S. AI Enhanced Value Fund, U.S. ESG Fund and U.S. Value Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The U.S. AI Enhanced Value Fund and the U.S. Value Fund are actively managed using a model-based approach seeking income and capital appreciation. The U.S. ESG Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market

WisdomTree Trust	133

Notes to Financial Statements (unaudited) (continued)

prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

134	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the six months ended September 30, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]
U.S. Multifactor Fund
Equity risk	$(16,483)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity risk	Net realized gain (loss) from futures contracts

During the six months ended September 30, 2023, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

Average Notional

Fund	Futures contracts (long)
U.S. Multifactor Fund
Equity risk[1]	$442,480
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized on the ex-dividend date at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

WisdomTree Trust	135

Notes to Financial Statements (unaudited) (continued)

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholdings taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The Funds have adopted a derivatives risk management program pursuant to

136	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of September 30, 2023, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2023, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2023, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

WisdomTree Trust	137

Notes to Financial Statements (unaudited) (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the U.S. AI Enhanced Value Fund were provided by Mellon and thereafter Voya Investment Management Co., LLC (“Voya”). Mellon and Voya are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

138	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. AI Enhanced Value Fund	0.38%
U.S. ESG Fund	0.28%
U.S. Growth & Momentum Fund	0.55%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Growth Fund	0.28%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Value Fund	0.12%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2023, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2023		For the fiscal period ended September 30, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. ESG Fund	249	$10,999	$83
U.S. High Dividend Fund	131	10,226	185
U.S. LargeCap Fund	1,533	70,135	649
U.S. MidCap Dividend Fund	383	15,688	217
U.S. Multifactor Fund	1,113	42,806	311
U.S. Quality Dividend Growth Fund	913	57,966	549
U.S. SmallCap Dividend Fund	—	—	4
U.S. SmallCap Fund	259	11,207	83
U.S. SmallCap Quality Dividend Growth Fund	328	13,510	194
U.S. Total Dividend Fund	281	16,908	280
U.S. Value Fund	73	4,509	40

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares

WisdomTree Trust	139

Notes to Financial Statements (unaudited) (continued)

for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2023, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. AI Enhanced Value Fund	$243,016,028	$243,404,409	$—	$20,725,207
U.S. ESG Fund	20,927,565	20,956,108	1,074,482	5,632,657
U.S. Growth & Momentum Fund	6,620,588	6,621,246	—	432,809
U.S. High Dividend Fund	18,551,757	16,752,792	85,298,373	199,541,202
U.S. LargeCap Dividend Fund	28,596,013	30,205,663	84,828,063	112,733,510
U.S. LargeCap Fund	3,831,777	3,822,253	18,397,175	35,046,346
U.S. MidCap Dividend Fund	66,351,178	66,019,046	27,412,251	85,741,833
U.S. MidCap Fund	13,176,790	14,997,161	16,396,345	27,223,898
U.S. Multifactor Fund	158,385,091	158,065,648	31,964,222	40,124,178
U.S. Quality Dividend Growth Fund	49,752,241	41,296,981	1,485,034,602	71,560,686
U.S. Quality Growth Fund	8,315,418	8,267,826	53,523,548	5,457,530
U.S. SmallCap Dividend Fund	39,933,932	35,700,432	8,998,373	89,432,193
U.S. SmallCap Fund	15,009,924	14,534,536	32,369,038	17,368,390
U.S. SmallCap Quality Dividend Growth Fund	3,385,759	3,160,891	43,414,706	3,640,838
U.S. Total Dividend Fund	3,351,403	2,744,727	24,536,567	45,653,698
U.S. Value Fund	8,759,801	8,761,580	25,537,229	22,132,351

140	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At September 30, 2023, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. AI Enhanced Value Fund	$401,491,162	$5,953,049	$(42,159,551)	$(36,206,502)
U.S. ESG Fund	53,065,409	14,121,580	(2,093,322)	12,028,258
U.S. Growth & Momentum Fund	2,158,778	38,513	(117,474)	(78,961)
U.S. High Dividend Fund	1,243,994,410	62,799,464	(155,021,797)	(92,222,333)
U.S. LargeCap Dividend Fund	2,828,527,063	751,074,976	(162,591,218)	588,483,758
U.S. LargeCap Fund	607,167,870	108,659,706	(44,590,428)	64,069,278
U.S. MidCap Dividend Fund	3,093,128,444	391,184,401	(319,411,792)	71,772,609
U.S. MidCap Fund	697,161,183	109,995,119	(90,020,825)	19,974,294
U.S. Multifactor Fund	248,951,377	20,317,087	(9,147,831)	11,169,256
U.S. Quality Dividend Growth Fund	8,876,940,532	1,215,909,663	(435,641,498)	780,268,165
U.S. Quality Growth Fund	51,329,555	3,461,313	(833,099)	2,628,214
U.S. SmallCap Dividend Fund	1,809,333,981	194,906,627	(245,260,380)	(50,353,753)
U.S. SmallCap Fund	627,964,373	69,617,310	(102,229,598)	(32,612,288)
U.S. SmallCap Quality Dividend Growth Fund	274,607,245	20,774,527	(31,328,189)	(10,553,662)
U.S. Total Dividend Fund	888,393,771	217,511,314	(57,723,309)	159,788,005
U.S. Value Fund	148,760,061	16,515,953	(7,949,682)	8,566,271

7. SUBSEQUENT EVENT

At the recommendation of WTAM, the investment adviser of WisdomTree U.S. Growth & Momentum Fund (the “Affected Fund”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Fund, among other considerations, the Board of Trustees determined to close and liquidate the Affected Fund. After the close of business on October 20, 2023, the Affected Fund no longer accepted creation orders. The last day of secondary market trading of the Affected Fund’s shares was also October 20, 2023. Shareholders were able to sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. When the Affected Fund commenced liquidation of its portfolio, which occurred on or around October 23, 2023, but may have occurred before October 23, 2023, the liquidation process resulted in the Affected Fund increasing its cash holdings and deviating from the investment objective and strategy stated in its prospectus. It is anticipated that shareholders remaining in the Affected Fund after the last day of trading will have their shares redeemed automatically on or around October 30, 2023, and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about October 27, 2023. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in the Affected Fund and that receive cash will not be charged any transaction fees by the Affected Fund. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares (or below) the adjusted cost basis in such shares.

8. ADDITIONAL INFORMATION

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury goods imports from Russia.

WisdomTree Trust	141

Notes to Financial Statements (unaudited) (concluded)

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

*    *    *    *    *    *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

*    *    *    *    *    *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions.” The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

142	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 18-19, 2023 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 18, 2023, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2023, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes

WisdomTree Trust	143

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar

144	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	145

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

146	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. An ESG Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Companies selected for inclusion in an ESG Fund may not exhibit positive or favorable ESG characteristics at all times and may shift into and out of favor depending on market and economic conditions. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your

smartphone camera to

learn more at

WisdomTree.com/investments

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-431465

WisdomTree Trust

Semi-Annual Report

September 30, 2023

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Growth Leaders Fund (PLAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

WisdomTree New Economy Real Estate Fund (WTRE)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	34.9%
Health Care	13.8%
Information Technology	10.9%
Communication Services	9.9%
Financials	9.3%
Industrials	8.0%
Consumer Staples	5.5%
Real Estate	3.4%
Materials	3.3%
Utilities	0.8%
Energy	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Alibaba Group Holding Ltd.	10.6%
NetEase, Inc.	4.9%
PDD Holdings, Inc., ADR	4.5%
Ping An Insurance Group Co. of China Ltd., Class H	4.5%
Meituan, Class B	4.4%
Wuxi Biologics Cayman, Inc.	2.7%
Kuaishou Technology	2.6%
Contemporary Amperex Technology Co. Ltd., Class A	2.5%
JD.com, Inc., Class A	2.4%
Ping An Insurance Group Co. of China Ltd., Class A	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Chinese companies that are not state-owned enterprises, which is defined as government ownership of greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$863.50	0.32%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	0.32%	$1.62

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-13.65%	-4.80%	-17.89%	-2.63%	3.02%
Fund Market Price Returns	-13.75%	-4.92%	-18.32%	-2.72%	3.00%
WisdomTree China Dividend ex-Financials/ China ex-State-Owned Enterprises Spliced Index[1]	-13.58%	-4.39%	-17.70%	-2.85%	3.37%
MSCI China Index	-11.46%	5.24%	-14.27%	-4.16%	1.67%
*	Returns of less than one year are cumulative.
[1]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.4%
Consumer Discretionary	19.5%
Financials	15.5%
Communication Services	8.2%
Consumer Staples	7.4%
Materials	7.1%
Industrials	6.6%
Health Care	5.8%
Energy	3.1%
Real Estate	1.5%
Utilities	0.9%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Samsung Electronics Co. Ltd.	4.4%
Alibaba Group Holding Ltd.	3.9%
Reliance Industries Ltd., GDR	2.0%
PDD Holdings, Inc., ADR	1.6%
Meituan, Class B	1.6%
NetEase, Inc.	1.3%
Al Rajhi Bank	1.2%
ICICI Bank Ltd., ADR	1.1%
Infosys Ltd., ADR	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in emerging market companies that are not state-owned enterprises, which is defined as government ownership of more than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$977.50	0.32%	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	0.32%	$1.62

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.25%	9.13%	-5.42%	0.71%	2.78%
Fund Market Price Returns	-2.97%	9.77%	-5.89%	0.57%	2.81%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	-1.72%	9.98%	-4.68%	1.22%	3.67%
MSCI Emerging Markets Index	-2.05%	11.70%	-1.73%	0.55%	2.40%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	24.4%
Information Technology	21.4%
Materials	20.0%
Energy	17.2%
Utilities	4.1%
Industrials	3.6%
Real Estate	2.7%
Consumer Staples	2.4%
Communication Services	1.8%
Consumer Discretionary	1.5%
Health Care	0.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Vale SA	5.1%
Petroleo Brasileiro SA	4.7%
MediaTek, Inc.	3.8%
China Construction Bank Corp., Class H	2.9%
POSCO Holdings, Inc.	2.5%
PetroChina Co. Ltd., Class H	2.1%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
Bank of China Ltd., Class H	1.7%
Nan Ya Plastics Corp.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,044.00	0.63%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	0.63%	$3.18

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.40%	21.80%	9.30%	2.86%	1.89%
Fund Market Price Returns	3.91%	22.61%	9.14%	2.96%	1.90%
WisdomTree Emerging Markets High Dividend Index	4.70%	22.84%	10.43%	3.84%	2.78%
MSCI Emerging Markets Index	-2.05%	11.70%	-1.73%	0.55%	2.07%
MSCI Emerging Markets Value Index	1.72%	16.03%	4.40%	0.38%	1.21%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	20.9%
Financials	19.5%
Consumer Discretionary	11.9%
Consumer Staples	10.2%
Industrials	9.9%
Health Care	6.5%
Communication Services	6.1%
Energy	5.8%
Utilities	4.2%
Materials	4.1%
Real Estate	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.2%
Wiwynn Corp.	1.5%
PICC Property & Casualty Co. Ltd., Class H	1.4%
People’s Insurance Co. Group of China Ltd., Class H	1.4%
Quanta Computer, Inc.	1.3%
Vipshop Holdings Ltd., ADR	1.3%
Meritz Financial Group, Inc.	1.3%
Lite-On Technology Corp., ADR	1.2%
Sinopharm Group Co. Ltd., Class H	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation by investing in equity securities of emerging markets countries with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,074.40	0.48%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	7.44%	19.46%	4.71%	1.12%	1.12%
Fund Market Price Returns	8.05%	21.15%	4.72%	1.22%	1.33%
MSCI Emerging Markets Index	-2.05%	11.70%	-1.73%	0.55%	0.34%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.9%
Financials	14.2%
Industrials	12.4%
Consumer Discretionary	10.8%
Consumer Staples	10.6%
Materials	8.4%
Energy	7.0%
Health Care	5.3%
Communication Services	3.4%
Utilities	3.4%
Real Estate	0.6%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.7%
Reliance Industries Ltd.	1.5%
Infosys Ltd.	1.2%
Tata Consultancy Services Ltd.	1.0%
Grupo Bimbo SAB de CV, Series A	0.9%
Vale SA	0.9%
Cipla Ltd.	0.8%
Ford Otomotiv Sanayi AS	0.8%
Samsung Electronics Co. Ltd.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation by investing in dividend-paying companies with growth characteristics in the emerging markets region.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,000.30	0.32%	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	0.32%	$1.62

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.03%	17.85%	0.31%	1.25%	1.59%
Fund Market Price Returns	-0.27%	18.55%	0.28%	1.50%	1.60%
MSCI Emerging Markets Index	-2.05%	11.70%	-1.73%	0.55%	2.07%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.6%
Financials	15.2%
Industrials	14.3%
Materials	10.7%
Consumer Discretionary	9.7%
Real Estate	5.5%
Consumer Staples	5.4%
Utilities	4.8%
Energy	4.0%
Health Care	3.9%
Communication Services	2.7%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Wistron Corp.	1.9%
Gigabyte Technology Co. Ltd.	1.3%
King Yuan Electronics Co. Ltd.	1.0%
Growthpoint Properties Ltd.	0.9%
Banco del Bajio SA	0.9%
Acer, Inc.	0.9%
China Galaxy Securities Co. Ltd., Class H	0.8%
Thungela Resources Ltd.	0.8%
Transmissora Alianca de Energia Eletrica SA	0.8%
Truworths International Ltd.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,049.50	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.95%	20.97%	9.00%	4.68%	3.81%
Fund Market Price Returns	4.65%	21.54%	8.81%	4.84%	3.83%
WisdomTree Emerging Markets SmallCap Dividend Index	5.72%	22.63%	10.25%	5.88%	4.87%
MSCI Emerging Markets Small Cap Index	9.50%	23.06%	10.61%	6.45%	4.57%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.4%
Consumer Discretionary	16.2%
Consumer Staples	15.8%
Industrials	14.5%
Health Care	13.1%
Communication Services	7.2%
Financials	4.8%
Materials	3.2%
Utilities	1.3%
Energy	1.0%
Real Estate	1.0%
Investment Company	0.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	7.9%
LVMH Moet Hennessy Louis Vuitton SE	4.6%
Novo Nordisk AS, Class B	4.6%
GSK PLC	4.4%
Unilever PLC	4.1%
Nestle SA, Registered Shares	3.9%
SAP SE	3.2%
Tencent Holdings Ltd.	2.8%
ASML Holding NV	2.6%
Infosys Ltd.	2.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed and emerging equity markets, excluding the U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$957.60	0.42%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	0.42%	$2.12

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-4.24%	23.10%	3.15%	5.85%	5.47%
Fund Market Price Returns	-4.62%	24.21%	2.96%	5.85%	5.53%
WisdomTree Global ex-U.S. Quality Dividend Growth Index	-4.07%	23.85%	3.67%	6.42%	6.06%
MSCI AC World ex-USA Growth Index	-5.50%	15.84%	-1.86%	2.54%	3.92%
MSCI AC World ex-USA Index	-1.43%	20.39%	3.74%	2.58%	3.35%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown†

Sector	% of Net Assets
Financials	25.4%
Energy	14.5%
Health Care	10.6%
Consumer Staples	7.9%
Utilities	7.5%
Information Technology	7.4%
Materials	7.2%
Real Estate	6.1%
Communication Services	5.2%
Industrials	4.1%
Consumer Discretionary	3.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	4.4%
Chevron Corp.	2.9%
AbbVie, Inc.	2.7%
JPMorgan Chase & Co.	2.6%
Philip Morris International, Inc.	2.2%
Broadcom, Inc.	2.1%
Merck & Co., Inc.	1.9%
Coca-Cola Co.	1.9%
Pfizer, Inc.	1.7%
Verizon Communications, Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the U.S. and in developed and emerging equity markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$997.20	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.28%	15.47%	10.73%	3.60%	4.03%
Fund Market Price Returns	-0.33%	15.32%	10.64%	3.64%	3.96%
WisdomTree Global High Dividend Index	-0.55%	14.98%	10.43%	3.31%	3.86%
MSCI AC World Index	2.56%	20.80%	6.89%	6.46%	7.56%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

Sector Breakdown†

Sector	% of Net Assets
Communication Services	26.4%
Information Technology	26.3%
Consumer Discretionary	22.2%
Financials	17.3%
Industrials	3.7%
Health Care	2.0%
Real Estate	1.1%
Consumer Staples	0.9%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Alphabet, Inc., Class A	9.8%
Microsoft Corp.	8.6%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc., Class A	5.0%
Visa, Inc., Class A	3.6%
Mastercard, Inc., Class A	2.9%
Salesforce, Inc.	2.2%
Booking Holdings, Inc.	1.9%
Alibaba Group Holding Ltd., ADR	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Growth Leaders Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Growth Leaders Index (the “Index”). In seeking to track the Index, the Fund invests in high growth mid- and large-cap companies that are generating substantial revenue from a modern platform business. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,062.20	0.20%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	6.22%	24.17%	-5.18%	5.45%
Fund Market Price Returns	6.19%	24.00%	-5.40%	5.40%
WisdomTree Growth Leaders Index	6.29%	24.30%	-4.94%	5.73%
MSCI AC World Index	2.56%	20.80%	6.89%	7.99%
S&P 500® Index	5.18%	21.62%	10.15%	11.62%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 22, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdaown†

Sector	% of Net Assets
Financials	25.5%
Energy	16.1%
Materials	13.8%
Information Technology	12.8%
Consumer Discretionary	7.5%
Industrials	7.4%
Utilities	7.0%
Health Care	4.7%
Consumer Staples	4.6%
Communication Services	1.7%
Real Estate	0.7%
Investment Company	0.0%	*
Other Assets less Liabilities‡	-1.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	8.1%
HDFC Bank Ltd.	6.7%
ICICI Bank Ltd.	5.2%
Infosys Ltd.	5.1%
Tata Consultancy Services Ltd.	3.0%
Oil & Natural Gas Corp. Ltd.	2.9%
Coal India Ltd.	2.4%
State Bank of India	2.4%
NTPC Ltd.	2.1%
Power Grid Corp. of India Ltd.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”). In seeking to track the Index, the Fund invests in profitable companies in the Indian equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,175.70	0.89%	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.55	0.89%	$4.50

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	17.57%	19.54%	19.61%	11.15%	10.92%
Fund Market Price Returns	16.60%	20.65%	19.02%	11.02%	10.87%
WisdomTree India Earnings Index	20.86%	24.89%	23.44%	13.53%	12.79%
MSCI India Index	15.28%	10.10%	14.94%	9.84%	9.75%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

Sector Breakdown†

Sector	% of Net Assets
Financials	19.5%
Consumer Discretionary	16.6%
Information Technology	13.3%
Materials	13.0%
Consumer Staples	10.9%
Energy	9.3%
Health Care	8.4%
Industrials	5.2%
Communication Services	4.5%
Real Estate	1.5%
Utilities	1.0%
Other Assets less Liabilities‡	-3.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	9.2%
Infosys Ltd.	7.4%
ICICI Bank Ltd.	7.1%
Axis Bank Ltd.	3.9%
Hindustan Unilever Ltd.	3.5%
Bharti Airtel Ltd.	3.3%
Kotak Mahindra Bank Ltd.	2.8%
Mahindra & Mahindra Ltd.	2.3%
Asian Paints Ltd.	2.2%
Maruti Suzuki India Ltd.	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Indian companies that are not state-owned, which is defined as government ownership greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,137.90	0.58%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	13.79%	7.16%	12.50%	7.83%
Fund Market Price Returns	12.54%	7.68%	11.75%	7.34%
WisdomTree India ex-State-Owned Enterprises Index	16.01%	8.84%	15.42%	10.48%
MSCI India Index	15.28%	10.10%	14.94%	8.68%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 4, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

Sector Breakdown†

Sector	% of Net Assets
Real Estate	87.6%
Communication Services	6.4%
Consumer Discretionary	4.3%
Information Technology	1.0%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Ventas, Inc.	5.7%
Iron Mountain, Inc.	5.2%
Cellnex Telecom SA	5.2%
Goodman Group	5.1%
Equinix, Inc.	4.3%
Airbnb, Inc., Class A	4.3%
Crown Castle, Inc.	4.2%
Digital Realty Trust, Inc.	4.2%
Prologis, Inc.	4.2%
American Tower Corp.	4.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree New Economy Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CenterSquare New Economy Real Estate Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in global equity securities, including American Depositary Receipts, of listed real estate investment trusts and companies identified as being significantly real estate related. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$941.10	0.58%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-5.89%	2.83%	-9.66%	-7.98%	-1.08%
Fund Market Price Returns	-6.05%	2.69%	-9.90%	-8.11%	-1.13%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index[1]	-5.89%	2.95%	-9.55%	-7.84%	-0.90%
Dow Jones Global ex-U.S. Select Real Estate Securities Index/MSCI World Real Estate Investment Trust USD Spliced Index[2]	-9.31%	-4.96%	-7.04%	-6.37%	-1.85%
MSCI AC World ex-USA Index	-1.43%	20.39%	3.74%	2.58%	3.35%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022; CenterSquare New Economy Real Estate Index thereafter.
[2]	Dow Jones Global ex-U.S. Select Real Estate Securities Index through April 20, 2022; MSCI World Real Estate Investment Trust USD Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

The CenterSquare New Economy Real Estate Index is a weighted index that consists of global stocks of real estate companies that have material direct and/or indirect exposure to technology, sciences and/or ecommerce related business models and meet specific screening requirements that consider factors including growth, valuation and leverage criteria.

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

Factors generally are attributes that are based on fundamentals or share price behavior.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-USA Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Emerging Markets Value Index captures large and mid cap securities exhibiting overall value style characteristics across 27 Emerging Markets countries.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

The MSCI World Real Estate Investment Trusts Index is a free float-adjusted market capitalization index that captures large and mid cap companies.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

14	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree Growth Leaders Index is a modified market capitalization-weighted index that is designed to provide exposure to mid and large-cap companies that are leveraging platform-based business models with high revenue growth.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree India ex-State-Owned Enterprises Index measures the performance of Indian stocks that are not state-owned enterprises. State-owned enterprises are defined as government ownership of more than 20% of outstanding shares of companies.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the

WisdomTree Trust	15

Description of Terms and Indexes (unaudited) (continued)

foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

The New Economy Real Estate Fund is not sponsored, endorsed, sold or promoted by CenterSquare Investment Management LLC (“CenterSquare”), any of its affiliates or any other third party involved in, or related to, calculating, compiling or creating the CenterSquare New Economy Real Estate Index (collectively, the “CenterSquare Parties”). The CenterSquare New Economy Real Estate Index is the exclusive property of CenterSquare and has been licensed for use by WisdomTree Asset Management and WisdomTree Trust as the Issuer of the New Economy Real Estate Fund. CenterSquare and the CenterSquare New Economy Real Estate Index’s name are trademarks of CenterSquare. None of the CenterSquare Parties makes any representation or warranty, express or implied, to the issuer or owners of shares of the New Economy Real Estate Fund, or any other person or entity, regarding the advisability of investing in funds generally, or in the New Economy Real Estate Fund particularly, or the ability of the CenterSquare New Economy Real Estate Index to track its corresponding market performance. None of the CenterSquare Parties has any obligation to take the needs of the issuer or owners of shares of the New Economy Real Estate Fund, or any other person or entity, into consideration in determining, composing or calculating the CenterSquare New Economy Real Estate Index. None of the CenterSquare Parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the New Economy Real Estate Fund to be issued or in the determination or calculation of the equation by, or the consideration into which, the New Economy Real Estate Fund is redeemable. Further, none of the CenterSquare Parties has any obligation or liability to the issuer or owners of shares of the New Economy Real Estate Fund, or any other person or entity, in connection with the administration, marketing or offering of the New Economy Real Estate Fund, whether as a result of statements included in the New Economy Real Estate Fund’s public offering documents or otherwise.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

16	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
BRL	Brazilian real	IDR	Indonesian rupiah	THB	Thai baht
CLP	Chilean peso	INR	Indian rupee	TRY	Turkish new lira
CNY	Chinese yuan	KRW	South Korean won	TWD	New Taiwan dollar
CZK	Czech koruna	MXN	Mexican peso	USD	U.S. dollar
GBP	British pound	MYR	Malaysian ringgit	ZAR	South African rand
HKD	Hong Kong dollar	PHP	Philippine peso
HUF	Hungary forint	PLN	Polish zloty

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

WisdomTree Trust	17

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

China – 99.4%

Air Freight & Logistics – 1.6%

JD Logistics, Inc.*(a)	1,515,600	$1,925,499

SF Holding Co. Ltd., Class A	566,261	3,171,046

YTO Express Group Co. Ltd., Class A	350,500	723,057

ZTO Express Cayman, Inc.	150,832	3,668,801

Total Air Freight & Logistics		9,488,403

Automobile Components – 0.4%

Fuyao Glass Industry Group Co. Ltd., Class A	158,767	804,540

Fuyao Glass Industry Group Co. Ltd., Class H(a)	242,100	1,109,749

Minth Group Ltd.	291,200	749,208

Total Automobile Components		2,663,497

Automobiles – 3.8%

Geely Automobile Holdings Ltd.	1,989,900	2,347,680

Great Wall Motor Co. Ltd., Class A	119,500	421,036

Great Wall Motor Co. Ltd., Class H	1,072,900	1,279,504

Li Auto, Inc., Class A*	465,000	8,211,278

NIO, Inc., Class A*	599,270	5,467,143

XPeng, Inc., Class A*	506,200	4,521,114

Yadea Group Holdings Ltd.(a)	466,200	865,511

Total Automobiles		23,113,266

Banks – 1.3%

China Minsheng Banking Corp. Ltd., Class A	5,782,836	3,047,880

China Minsheng Banking Corp. Ltd., Class H	4,740,900	1,622,300

Ping An Bank Co. Ltd., Class A	1,925,300	2,959,662

Total Banks		7,629,842

Beverages – 1.4%

JiuGui Liquor Co. Ltd., Class A	54,000	653,788

Nongfu Spring Co. Ltd., Class H(a)	1,354,300	7,781,495

Total Beverages		8,435,283

Biotechnology – 3.5%

Akeso, Inc.*(a)	302,600	1,390,936

BeiGene Ltd.*	623,900	8,571,620

Chongqing Zhifei Biological Products Co. Ltd., Class A	272,850	1,822,682

Imeik Technology Development Co. Ltd., Class A	20,280	1,086,323

Innovent Biologics, Inc.*(a)(b)	1,067,200	5,212,102

Walvax Biotechnology Co. Ltd., Class A	359,200	1,160,562

Zai Lab Ltd., ADR*(b)	72,675	1,766,729

Total Biotechnology		21,010,954

Broadline Retail – 17.9%

Alibaba Group Holding Ltd.*	5,866,000	64,113,792

JD.com, Inc., Class A	997,102	14,653,810

PDD Holdings, Inc., ADR*	276,807	27,146,462

Vipshop Holdings Ltd., ADR*	109,095	1,746,611

Total Broadline Retail		107,660,675

Building Products – 0.4%

Xinyi Glass Holdings Ltd.	1,708,000	2,211,370

Capital Markets – 1.0%

East Money Information Co. Ltd., Class A	2,786,843	5,814,091

Chemicals – 2.2%

Canmax Technologies Co. Ltd., Class A	110,960	391,404

Chengxin Lithium Group Co. Ltd., Class A	167,900	515,286

Dongyue Group Ltd.	1,115,900	839,221

Ganfeng Lithium Group Co. Ltd., Class A	243,600	1,491,207

Ganfeng Lithium Group Co. Ltd., Class H(a)	312,740	1,283,808

Guangzhou Tinci Materials Technology Co. Ltd., Class A	265,700	985,742

Hengli Petrochemical Co. Ltd., Class A*	623,800	1,232,916

Jiangsu Eastern Shenghong Co. Ltd., Class A	559,800	887,443

Ningxia Baofeng Energy Group Co. Ltd., Class A	475,400	933,085

Rongsheng Petrochemical Co. Ltd., Class A	728,300	1,190,551

Shanghai Putailai New Energy Technology Co. Ltd., Class A	195,015	783,995

Shenzhen Dynanonic Co. Ltd., Class A	45,931	482,651

Sichuan Yahua Industrial Group Co. Ltd., Class A	212,300	436,503

Tianqi Lithium Corp., Class A	245,488	1,850,826

Total Chemicals		13,304,638

Communications Equipment – 0.1%

Hengtong Optic-electric Co. Ltd., Class A	411,169	796,858

Construction & Engineering – 0.2%

China Conch Venture Holdings Ltd.	1,147,163	978,447

Construction Materials – 0.2%

China Jushi Co. Ltd., Class A	515,500	955,187

Consumer Finance – 0.1%

Lufax Holding Ltd., ADR	578,101	612,787

Consumer Staples Distribution & Retail – 0.3%

JD Health International, Inc.*(a)	405,750	2,103,392

Diversified Consumer Services – 1.0%

East Buy Holding Ltd.*(a)(b)	149,000	702,969

New Oriental Education & Technology Group, Inc.*	609,463	3,711,944

TAL Education Group, ADR*(b)	208,586	1,900,218

Total Diversified Consumer Services		6,315,131

Electrical Equipment – 4.1%

Contemporary Amperex Technology Co. Ltd., Class A	530,006	14,769,532

Ginlong Technologies Co. Ltd., Class A	49,500	533,404

Goldwind Science & Technology Co. Ltd., Class A	553,715	701,477

Gotion High-tech Co. Ltd., Class A*	198,400	631,765

Hongfa Technology Co. Ltd., Class A	171,600	790,197

Jiangsu Zhongtian Technology Co. Ltd., Class A	592,000	1,206,629

Jiangxi Special Electric Motor Co. Ltd., Class A*	323,600	394,409

Ming Yang Smart Energy Group Ltd., Class A	407,300	882,160

Ningbo Orient Wires & Cables Co. Ltd., Class A	99,900	545,863

Sungrow Power Supply Co. Ltd., Class A	213,800	2,626,667

Suzhou Maxwell Technologies Co. Ltd., Class A	34,829	605,298

Zhejiang Chint Electrics Co. Ltd., Class A	246,800	788,933

Total Electrical Equipment		24,476,334

Electronic Equipment, Instruments & Components – 3.9%

AAC Technologies Holdings, Inc.	589,200	1,008,099

BOE Technology Group Co. Ltd., Class A	7,185,500	3,806,887

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2023

Investments	Shares	Value

Chaozhou Three-Circle Group Co. Ltd., Class A	273,400	$1,163,285

Foxconn Industrial Internet Co. Ltd., Class A	1,062,400	2,872,632

GoerTek, Inc., Class A	577,900	1,251,657

Kingboard Holdings Ltd.	488,300	1,096,077

Luxshare Precision Industry Co. Ltd., Class A	1,057,676	4,328,985

Maxscend Microelectronics Co. Ltd., Class A	73,400	1,175,690

Sunny Optical Technology Group Co. Ltd.	554,800	3,874,890

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	312,700	744,222

TCL Technology Group Corp., Class A*	1,802,160	1,009,205

Wingtech Technology Co. Ltd., Class A*	209,600	1,255,745

Total Electronic Equipment, Instruments & Components		23,587,374

Energy Equipment & Services – 0.0%

China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment – 5.8%

Bilibili, Inc., Class Z*(b)	213,945	2,958,464

Kingsoft Corp. Ltd.	823,000	2,984,378

NetEase, Inc.	1,438,415	29,294,125

Total Entertainment		35,236,967

Food Products – 3.4%

China Feihe Ltd.(a)	2,773,100	1,635,849

Foshan Haitian Flavouring & Food Co. Ltd., Class A	406,947	2,121,939

Guangdong Haid Group Co. Ltd., Class A	160,703	998,087

Henan Shuanghui Investment & Development Co. Ltd., Class A	224,100	811,721

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,228,800	4,474,497

Muyuan Foods Co. Ltd., Class A	489,474	2,545,540

Tingyi Cayman Islands Holding Corp.	1,433,000	2,001,701

Uni-President China Holdings Ltd.	991,000	695,940

Want Want China Holdings Ltd.	3,777,100	2,464,422

Wens Foodstuffs Group Co. Ltd., Class A	1,075,300	2,565,105

Total Food Products		20,314,801

Gas Utilities – 0.8%

ENN Energy Holdings Ltd.	598,100	4,963,897

Health Care Equipment & Supplies – 1.4%

Lepu Medical Technology Beijing Co. Ltd., Class A	288,500	650,593

Lifetech Scientific Corp.*	2,390,100	732,425

Microport Scientific Corp.*(b)	595,500	900,262

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,824,000	1,602,319

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	126,874	4,698,469

Total Health Care Equipment & Supplies		8,584,068

Health Care Providers & Services – 0.9%

Aier Eye Hospital Group Co. Ltd., Class A	931,780	2,298,197

Huadong Medicine Co. Ltd., Class A	174,040	1,009,018

Hygeia Healthcare Holdings Co. Ltd.(a)	296,100	1,659,734

Topchoice Medical Corp., Class A*	52,300	633,134

Total Health Care Providers & Services		5,600,083

Hotels, Restaurants & Leisure – 8.1%

H World Group Ltd.*	568,270	$2,238,440

Haichang Ocean Park Holdings Ltd.*(a)	1,255,000	187,484

Haidilao International Holding Ltd.(a)	714,000	1,914,490

Jiumaojiu International Holdings Ltd.(a)	312,700	425,619

Meituan, Class B*(a)	1,804,800	26,408,841

Super Hi International Holding Ltd.*	71,199	140,546

Tongcheng Travel Holdings Ltd.*	439,200	964,554

Trip.com Group Ltd.*	208,477	7,432,060

Yum China Holdings, Inc.	156,400	8,822,631

Total Hotels, Restaurants & Leisure		48,534,665

Household Durables – 1.1%

Gree Electric Appliances, Inc. of Zhuhai, Class A	465,300	2,318,278

Haier Smart Home Co. Ltd., Class A	425,700	1,378,927

Haier Smart Home Co. Ltd., Class H	858,100	2,700,788

Total Household Durables		6,397,993

Household Products – 0.1%

Blue Moon Group Holdings Ltd.(a)(b)	1,243,300	412,748

Industrial Conglomerates – 0.2%

Fosun International Ltd.	1,587,700	1,003,481

Insurance – 7.0%

Ping An Insurance Group Co. of China Ltd., Class A	2,018,894	13,384,014

Ping An Insurance Group Co. of China Ltd., Class H	4,717,400	27,014,740

ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	547,700	1,615,438

Total Insurance		42,014,192

Interactive Media & Services – 3.7%

Autohome, Inc., ADR	45,769	1,389,089

JOYY, Inc., ADR	34,924	1,330,954

Kanzhun Ltd., ADR*	268,276	4,069,747

Kuaishou Technology*(a)	1,949,200	15,642,181

Total Interactive Media & Services		22,431,971

IT Services – 0.4%

Chindata Group Holdings Ltd., ADR*(b)	130,920	1,086,636

GDS Holdings Ltd., Class A*	847,600	1,168,827

Total IT Services		2,255,463

Life Sciences Tools & Services – 5.0%

Genscript Biotech Corp.*	940,400	2,479,524

Hangzhou Tigermed Consulting Co. Ltd., Class A	130,467	1,192,616

Pharmaron Beijing Co. Ltd., Class A	231,825	989,570

WuXi AppTec Co. Ltd., Class A	508,947	6,020,115

WuXi AppTec Co. Ltd., Class H(a)(b)	296,295	3,546,755

Wuxi Biologics Cayman, Inc.*(a)	2,779,400	16,200,465

Total Life Sciences Tools & Services		30,429,045

Machinery – 1.3%

Haitian International Holdings Ltd.	497,400	1,054,264

Ningbo Deye Technology Co. Ltd., Class A	33,744	358,664

Sany Heavy Industry Co. Ltd., Class A	1,333,648	2,908,646

Shenzhen Inovance Technology Co. Ltd., Class A	395,600	3,610,259

Total Machinery		7,931,833

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2023

Investments	Shares	Value

Marine Transportation – 0.3%

SITC International Holdings Co. Ltd.	968,000	$1,626,548

Media – 0.4%

Focus Media Information Technology Co. Ltd., Class A	2,219,124	2,177,777

Metals & Mining – 0.8%

China Hongqiao Group Ltd.(b)	1,520,600	1,489,176

GEM Co. Ltd., Class A	1,062,700	888,288

Sinomine Resource Group Co. Ltd., Class A	118,060	589,996

YongXing Special Materials Technology Co. Ltd., Class A	61,542	383,658

Zhejiang Huayou Cobalt Co. Ltd., Class A	286,950	1,477,335

Total Metals & Mining		4,828,453

Paper & Forest Products – 0.1%

Nine Dragons Paper Holdings Ltd.*	1,351,100	759,059

Personal Care Products – 0.3%

Hengan International Group Co. Ltd.	518,400	1,651,472

Pharmaceuticals – 2.4%

Asymchem Laboratories Tianjin Co. Ltd., Class A	52,027	1,083,278

China Medical System Holdings Ltd.	945,000	1,431,041

Hansoh Pharmaceutical Group Co. Ltd.(a)	886,100	1,206,079

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	868,968	5,359,973

Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	50,957

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	253,904	996,693

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	390,400	917,198

Sino Biopharmaceutical Ltd.	7,467,150	2,698,218

Zhejiang NHU Co. Ltd., Class A	358,660	799,456

Total Pharmaceuticals		14,542,893

Real Estate Management & Development – 3.4%

C&D International Investment Group Ltd.	478,081	1,163,483

Country Garden Holdings Co. Ltd.*(b)	8,656,936	1,005,868

Country Garden Services Holdings Co. Ltd.(b)	1,717,300	1,771,712

ESR Group Ltd.(a)	1,838,800	2,582,634

Gemdale Corp., Class A	920,900	862,030

KE Holdings, Inc., ADR	582,034	9,033,168

Longfor Group Holdings Ltd.(a)	1,416,700	2,546,925

Wharf Holdings Ltd.(b)	716,000	1,795,520

Total Real Estate Management & Development		20,761,340

Semiconductors & Semiconductor Equipment – 4.9%

Daqo New Energy Corp., ADR*(b)	43,079	1,304,001

GCL Technology Holdings Ltd.	16,928,000	3,155,689

GigaDevice Semiconductor, Inc., Class A	155,726	2,107,482

Hangzhou First Applied Material Co. Ltd., Class A	169,012	662,524

Hangzhou Silan Microelectronics Co. Ltd., Class A	193,000	645,298

Hoyuan Green Energy Co. Ltd., Class A	61,295	352,336

JA Solar Technology Co. Ltd., Class A	369,960	1,298,916

JCET Group Co. Ltd., Class A	307,807	1,288,558

JinkoSolar Holding Co. Ltd., ADR*(b)	33,056	1,003,911

LONGi Green Energy Technology Co. Ltd., Class A	1,416,768	5,304,798

Montage Technology Co. Ltd., Class A	232,761	1,587,787

SG Micro Corp., Class A	73,345	782,904

Shenzhen SC New Energy Technology Corp., Class A	59,200	617,128

Tongwei Co. Ltd., Class A	554,558	2,455,484

Trina Solar Co. Ltd., Class A	256,743	1,077,258

Will Semiconductor Co. Ltd., Class A	168,966	2,158,182

Xinyi Solar Holdings Ltd.	3,658,765	2,737,586

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	138,157	904,707

Total Semiconductors & Semiconductor Equipment		29,444,549

Software – 1.5%

Beijing Kingsoft Office Software, Inc., Class A	49,486	2,518,534

Hundsun Technologies, Inc., Class A	330,010	1,469,831

Kingdee International Software Group Co. Ltd.*	2,355,700	2,899,564

Thunder Software Technology Co. Ltd., Class A	71,000	746,178

Yonyou Network Technology Co. Ltd., Class A	505,413	1,152,931

Total Software		8,787,038

Specialty Retail – 0.4%

Pop Mart International Group Ltd.(a)	278,500	823,212

Topsports International Holdings Ltd.(a)	1,194,200	907,256

Zhongsheng Group Holdings Ltd.	238,600	671,761

Total Specialty Retail		2,402,229

Technology Hardware, Storage & Peripherals – 0.1%

Ninestar Corp., Class A	187,400	665,157

Textiles, Apparel & Luxury Goods – 2.1%

ANTA Sports Products Ltd.	459,300	5,169,570

Bosideng International Holdings Ltd.	1,218,000	524,098

Li Ning Co. Ltd.	932,500	3,923,195

Shenzhou International Group Holdings Ltd.	301,100	2,883,418

Xtep International Holdings Ltd.	531,200	492,414

Total Textiles, Apparel & Luxury Goods		12,992,695

Trading Companies & Distributors – 0.1%

Beijing United Information Technology Co. Ltd., Class A	101,810	464,351

Total China		598,372,297

United States – 0.4%

Biotechnology – 0.4%
Legend Biotech Corp., ADR*	41,417	2,781,980
TOTAL COMMON STOCKS (Cost: $818,912,073)		601,154,277

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%

United States – 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $11,469,536)	11,469,536	11,469,536

TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $830,381,609)		612,623,813

Other Assets less Liabilities – (1.7)%		(10,417,600)

NET ASSETS – 100.0%		$602,206,213

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2023

*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,455,492 and the total market value of the collateral held by the Fund was $20,584,063. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,114,527.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Other	601,154,277	—	—		601,154,277
Investment of Cash Collateral for Securities Loaned	—	11,469,536	—		11,469,536
Total Investments in Securities	$601,154,277	$11,469,536	$0		$612,623,813
*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 100.0%

Brazil – 4.3%

3R Petroleum Oleo e Gas SA*	111,520	$703,629

Ambev SA	2,689,294	7,044,003

Arezzo Industria e Comercio SA	70,771	918,502

Atacadao SA	442,516	786,860

B3 SA – Brasil Bolsa Balcao	3,169,105	7,781,567

Banco Bradesco SA	948,826	2,399,931

Banco Santander Brasil SA	201,193	1,047,127

BRF SA*	436,514	888,691

CCR SA	618,100	1,591,806

Cia Siderurgica Nacional SA	356,190	863,931

Cosan SA	800,860	2,742,496

Embraer SA*	494,902	1,702,672

Energisa SA	106,032	990,369

Engie Brasil Energia SA	115,081	952,570

Equatorial Energia SA	472,838	3,028,687

Grupo De Moda Soma SA	309,490	411,194

Hapvida Participacoes e Investimentos SA*(a)	2,857,461	2,683,223

Hypera SA	269,145	1,997,132

Itau Unibanco Holding SA	320,589	1,477,020

Localiza Rent a Car SA	481,075	5,628,497

Lojas Renner SA	562,400	1,505,666

Magazine Luiza SA*	1,646,569	697,420

Natura & Co. Holding SA*	540,613	1,572,630

PRIO SA*	437,759	4,114,158

Raia Drogasil SA	681,170	3,758,874

Rede D’Or Sao Luiz SA(a)	625,724	3,176,626

Rumo SA	741,945	3,382,719

Sendas Distribuidora SA	772,636	1,877,099

Suzano SA	402,192	4,361,660

Telefonica Brasil SA	306,541	2,644,538

TIM SA	746,683	2,221,312

TOTVS SA	290,660	1,567,933

Transmissora Alianca de Energia Eletrica SA	72,953	503,727

Ultrapar Participacoes SA	500,231	1,873,917

Vibra Energia SA	687,702	2,599,561

WEG SA	835,407	6,053,746

Total Brazil		87,551,493

Chile – 0.3%

Banco de Chile	18,120,587	1,835,486

Banco Santander Chile	35,507,065	1,635,547

Empresas CMPC SA	870,624	1,594,479

Empresas Copec SA	148,040	1,043,994

Total Chile		6,109,506

China – 25.5%

AAC Technologies Holdings, Inc.	568,500	972,682

Aier Eye Hospital Group Co. Ltd., Class A	654,585	1,614,507

Alibaba Group Holding Ltd.*	7,282,032	79,590,638

ANTA Sports Products Ltd.	591,300	6,655,272

Asymchem Laboratories Tianjin Co. Ltd., Class A	43,840	912,813

Autohome, Inc., ADR	47,487	1,441,230

BeiGene Ltd.*	413,100	5,675,487

Beijing Kingsoft Office Software, Inc., Class A	33,497	1,704,792

Beijing United Information Technology Co. Ltd., Class A	153,655	700,814

Bilibili, Inc., Class Z*(b)	164,174	2,270,223

BOE Technology Group Co. Ltd., Class A	6,466,400	3,425,907

Bosideng International Holdings Ltd.	1,764,000	759,039

China Common Rich Renewable Energy Investments Ltd.*†	102,000	0

China Conch Venture Holdings Ltd.	854,900	729,168

China Feihe Ltd.(a)	1,266,000	746,812

China Hongqiao Group Ltd.	1,361,500	1,333,364

China Minsheng Banking Corp. Ltd., Class A	3,615,479	1,905,561

China Minsheng Banking Corp. Ltd., Class H	3,035,500	1,038,725

Chongqing Zhifei Biological Products Co. Ltd., Class A	204,750	1,367,763

Contemporary Amperex Technology Co. Ltd., Class A	350,650	9,771,468

Country Garden Services Holdings Co. Ltd.	876,000	903,756

Daqo New Energy Corp., ADR*	27,614	835,876

East Money Information Co. Ltd., Class A	1,834,453	3,827,154

ENN Energy Holdings Ltd.	357,200	2,964,561

ESR Group Ltd.(a)	1,086,200	1,525,591

Focus Media Information Technology Co. Ltd., Class A	2,260,300	2,218,186

Foshan Haitian Flavouring & Food Co. Ltd., Class A	319,766	1,667,352

Foxconn Industrial Internet Co. Ltd., Class A	726,200	1,963,578

Fuyao Glass Industry Group Co. Ltd., Class A	260,282	1,318,960

Fuyao Glass Industry Group Co. Ltd., Class H(a)	305,600	1,400,824

Ganfeng Lithium Group Co. Ltd., Class A	146,320	895,704

Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	147,600	605,903

GCL Technology Holdings Ltd.	10,840,000	2,020,774

GDS Holdings Ltd., Class A*	490,852	676,877

Geely Automobile Holdings Ltd.	2,108,000	2,487,014

Gemdale Corp., Class A	1,016,900	951,894

Genscript Biotech Corp.*	758,000	1,998,596

GigaDevice Semiconductor, Inc., Class A	131,400	1,778,271

Ginlong Technologies Co. Ltd., Class A	46,000	495,688

GoerTek, Inc., Class A	441,300	955,799

Great Wall Motor Co. Ltd., Class H	1,611,700	1,922,059

Gree Electric Appliances, Inc. of Zhuhai, Class A	686,500	3,420,369

Guangdong Haid Group Co. Ltd., Class A	144,900	899,938

Guangzhou Tinci Materials Technology Co. Ltd., Class A	233,400	865,910

H World Group Ltd.*	757,070	2,982,132

Haichang Ocean Park Holdings Ltd.*(a)	1,890,000	282,347

Haidilao International Holding Ltd.(a)	773,300	2,073,495

Haier Smart Home Co. Ltd., Class A	733,500	2,375,953

Haier Smart Home Co. Ltd., Class H	961,200	3,025,285

Hangzhou First Applied Material Co. Ltd., Class A	149,304	585,269

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2023

Investments	Shares	Value

Hangzhou Tigermed Consulting Co. Ltd., Class A	128,500	$1,174,635

Hengan International Group Co. Ltd.	186,000	592,542

Hengli Petrochemical Co. Ltd., Class A*	400,940	792,442

Hengtong Optic-electric Co. Ltd., Class A	464,700	900,602

Hundsun Technologies, Inc., Class A	247,571	1,102,656

Hygeia Healthcare Holdings Co. Ltd.(a)	191,000	1,070,616

Imeik Technology Development Co. Ltd., Class A	19,500	1,044,541

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	924,600	3,366,797

Innovent Biologics, Inc.*(a)(b)	645,500	3,152,560

JA Solar Technology Co. Ltd., Class A	221,152	776,457

JCET Group Co. Ltd., Class A	323,200	1,352,997

JD Health International, Inc.*(a)	482,850	2,503,075

JD Logistics, Inc.*(a)	848,100	1,077,471

JD.com, Inc., Class A	1,172,409	17,230,192

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	634,513	3,913,806

Jiangsu Zhongtian Technology Co. Ltd., Class A	435,400	887,443

JinkoSolar Holding Co. Ltd., ADR*(b)	30,457	924,979

Jiumaojiu International Holdings Ltd.(a)	511,000	695,527

JOYY, Inc., ADR	34,647	1,320,397

Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	7,924

Kanzhun Ltd., ADR*	241,038	3,656,546

KE Holdings, Inc., ADR	349,027	5,416,899

Kingboard Holdings Ltd.	330,000	740,745

Kingdee International Software Group Co. Ltd.*	1,314,000	1,617,365

Kingsoft Corp. Ltd.	752,600	2,729,092

Kuaishou Technology*(a)	1,752,100	14,060,469

Li Auto, Inc., Class A*	579,200	10,227,898

Li Ning Co. Ltd.	1,158,000	4,871,914

Lifetech Scientific Corp.*(b)	2,764,000	847,003

Longfor Group Holdings Ltd.(a)	869,000	1,562,277

LONGi Green Energy Technology Co. Ltd., Class A	956,772	3,582,437

Lufax Holding Ltd., ADR	543,073	575,657

Luxshare Precision Industry Co. Ltd., Class A	728,300	2,980,874

Meituan, Class B*(a)	2,147,800	31,427,808

Microport Scientific Corp.*	285,500	431,612

Ming Yang Smart Energy Group Ltd., Class A	393,900	853,137

Minth Group Ltd.	494,000	1,270,977

Montage Technology Co. Ltd., Class A	167,368	1,141,707

Muyuan Foods Co. Ltd., Class A	347,976	1,809,671

NetEase, Inc.	1,303,430	26,545,080

New Oriental Education & Technology Group, Inc.*	773,936	4,713,669

Nine Dragons Paper Holdings Ltd.*	1,412,000	793,274

Ninestar Corp., Class A	223,800	794,354

Ningbo Deye Technology Co. Ltd., Class A	42,140	447,905

NIO, Inc., Class A*	741,190	6,761,879

Nongfu Spring Co. Ltd., Class H(a)	778,400	4,472,507

PDD Holdings, Inc., ADR*	335,834	32,935,240

Pharmaron Beijing Co. Ltd., Class A	199,266	850,588

Ping An Bank Co. Ltd., Class A	1,285,226	1,975,710

Ping An Insurance Group Co. of China Ltd., Class A	1,334,800	8,848,895

Ping An Insurance Group Co. of China Ltd., Class H	2,716,000	15,553,490

Pop Mart International Group Ltd.(a)	349,400	1,032,784

Rongsheng Petrochemical Co. Ltd., Class A	616,800	1,008,282

Sany Heavy Industry Co. Ltd., Class A	866,036	1,888,798

SF Holding Co. Ltd., Class A	356,373	1,995,679

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,266,600	1,112,663

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	338,373	1,328,273

Shanghai Putailai New Energy Technology Co. Ltd., Class A	184,165	740,376

Shenzhen Dynanonic Co. Ltd., Class A	36,800	386,701

Shenzhen Inovance Technology Co. Ltd., Class A	289,200	2,639,249

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	96,400	3,569,939

Shenzhou International Group Holdings Ltd.	363,300	3,479,063

Sino Biopharmaceutical Ltd.	2,271,000	820,615

SITC International Holdings Co. Ltd.	794,000	1,334,173

Sungrow Power Supply Co. Ltd., Class A	140,700	1,728,588

Sunny Optical Technology Group Co. Ltd.	269,100	1,879,475

Super Hi International Holding Ltd.*(b)	107,329	211,866

Suzhou Maxwell Technologies Co. Ltd., Class A	31,840	553,352

TAL Education Group, ADR*(b)	258,879	2,358,388

TCL Technology Group Corp., Class A*	3,234,930	1,811,552

Tianqi Lithium Corp., Class A	173,500	1,308,082

Tingyi Cayman Islands Holding Corp.	666,000	930,309

Tongcheng Travel Holdings Ltd.*	555,200	1,219,308

Tongwei Co. Ltd., Class A	398,358	1,763,858

Topsports International Holdings Ltd.(a)	1,668,000	1,267,210

Trina Solar Co. Ltd., Class A	206,780	867,620

Trip.com Group Ltd.*	256,920	9,159,019

Vipshop Holdings Ltd., ADR*	126,872	2,031,221

Walvax Biotechnology Co. Ltd., Class A	266,700	861,698

Want Want China Holdings Ltd.	2,634,000	1,718,590

Wens Foodstuffs Group Co. Ltd., Class A	802,900	1,915,301

Wharf Holdings Ltd.(b)	564,000	1,414,348

Will Semiconductor Co. Ltd., Class A	160,440	2,049,281

Wingtech Technology Co. Ltd., Class A*	153,170	917,664

WuXi AppTec Co. Ltd., Class A	377,673	4,467,331

WuXi AppTec Co. Ltd., Class H(a)	154,000	1,843,434

Wuxi Biologics Cayman, Inc.*(a)	1,687,500	9,836,038

Xinyi Glass Holdings Ltd.	924,000	1,196,315

Xinyi Solar Holdings Ltd.	2,303,753	1,723,730

XPeng, Inc., Class A*(b)	616,400	5,505,363

Xtep International Holdings Ltd.	996,000	923,276

Yadea Group Holdings Ltd.(a)	646,000	1,199,313

Yum China Holdings, Inc.	189,744	10,703,588

Zai Lab Ltd., ADR*(b)	45,227	1,099,468

Zhejiang Huayou Cobalt Co. Ltd., Class A	210,670	1,084,615

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	156,700	1,026,134

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2023

Investments	Shares	Value

Zhejiang NHU Co. Ltd., Class A	405,480	$903,818

ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	352,000	1,038,222

Zhongsheng Group Holdings Ltd.	317,000	892,490

ZTO Express Cayman, Inc.	192,012	4,670,453

Total China		516,342,631

Czech Republic – 0.1%

Komercni Banka AS	88,211	2,576,847

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	124,059	945,045

OTP Bank Nyrt	82,091	2,976,770

Richter Gedeon Nyrt	41,998	1,020,817

Total Hungary		4,942,632

India – 19.8%

Aarti Industries Ltd.	188,121	1,113,214

Aarti Pharmalabs Ltd.*	42,326	235,455

ABB India Ltd.	32,224	1,590,318

ACC Ltd.	50,235	1,217,291

Adani Green Energy Ltd.*	174,330	2,072,342

Adani Total Gas Ltd.	164,824	1,217,206

Alkem Laboratories Ltd.	30,084	1,306,337

Ambuja Cements Ltd.	323,962	1,657,237

APL Apollo Tubes Ltd.	103,988	2,034,898

Apollo Hospitals Enterprise Ltd.	52,109	3,223,976

Ashok Leyland Ltd.	912,965	1,945,958

Asian Paints Ltd.	218,439	8,315,104

Astral Ltd.	75,486	1,738,452

Atul Ltd.	18,463	1,566,486

AU Small Finance Bank Ltd.(a)	215,035	1,847,606

Avenue Supermarts Ltd.*(a)	71,401	3,160,375

Axis Bank Ltd.	1,236,994	15,442,827

Bajaj Auto Ltd.	33,914	2,068,012

Bajaj Finserv Ltd.	179,639	3,331,946

Balkrishna Industries Ltd.	45,646	1,405,968

Bandhan Bank Ltd.(a)	376,364	1,140,315

Bata India Ltd.	71,920	1,392,996

Berger Paints India Ltd.	150,747	1,032,649

Berger Paints India Ltd.*	30,149	206,530

Bharat Forge Ltd.	141,248	1,856,744

Bharti Airtel Ltd.	1,717,294	19,157,963

Biocon Ltd.	409,206	1,341,332

Britannia Industries Ltd.	58,809	3,213,165

CG Power & Industrial Solutions Ltd.	366,462	1,951,434

Cipla Ltd.	269,658	3,851,758

Coforge Ltd.	24,664	1,516,068

Colgate-Palmolive India Ltd.	76,994	1,859,501

Crompton Greaves Consumer Electricals Ltd.	375,245	1,400,143

Cummins India Ltd.	81,727	1,669,454

Dabur India Ltd.	255,638	1,698,071

Deepak Nitrite Ltd.	48,122	1,228,790

Divi’s Laboratories Ltd.	65,748	2,981,062

Dixon Technologies India Ltd.	17,314	1,102,802

DLF Ltd.	445,550	2,848,494

Dr. Lal PathLabs Ltd.(a)	39,127	1,189,412

Dr. Reddy’s Laboratories Ltd.	57,055	3,838,650

Eicher Motors Ltd.	67,100	2,785,246

Emami Ltd.	186,687	1,210,502

Federal Bank Ltd.	1,394,175	2,471,333

Fortis Healthcare Ltd.	351,646	1,439,550

Godrej Consumer Products Ltd.*	157,391	1,879,414

Godrej Properties Ltd.*	96,428	1,804,630

Grasim Industries Ltd.	226,843	5,306,036

Gujarat Fluorochemicals Ltd.	26,800	984,314

Havells India Ltd.	136,495	2,283,019

HCL Technologies Ltd.	499,798	7,431,856

HDFC Asset Management Co. Ltd.(a)	62,981	2,007,906

HDFC Life Insurance Co. Ltd.(a)	515,853	3,959,535

Hero MotoCorp Ltd.	52,294	1,925,258

Hindustan Unilever Ltd.	424,106	12,592,245

ICICI Bank Ltd., ADR	994,733	22,998,227

ICICI Lombard General Insurance Co. Ltd.(a)	113,955	1,797,056

ICICI Prudential Life Insurance Co. Ltd.(a)	206,927	1,410,890

IDFC First Bank Ltd.*	1,704,593	1,960,335

Indian Hotels Co. Ltd.	457,565	2,265,199

Indus Towers Ltd.*	572,246	1,321,025

Info Edge India Ltd.	57,189	2,868,566

Infosys Ltd., ADR(b)	1,333,293	22,812,643

InterGlobe Aviation Ltd.*(a)	61,749	1,770,647

JSW Steel Ltd.	431,179	4,047,954

Jubilant Foodworks Ltd.	129,150	829,104

Kotak Mahindra Bank Ltd.	496,226	10,371,947

Laurus Labs Ltd.(a)	226,677	1,079,320

Lupin Ltd.	135,497	1,911,109

Mahindra & Mahindra Ltd.	473,373	8,859,934

Marico Ltd.	286,987	1,941,038

Maruti Suzuki India Ltd.	62,259	7,955,147

Max Financial Services Ltd.*	128,975	1,412,973

Max Healthcare Institute Ltd.	336,824	2,301,434

Motherson Sumi Wiring India Ltd.	2,065,889	1,603,378

Mphasis Ltd.	40,882	1,170,023

MRF Ltd.	1,553	2,006,594

Navin Fluorine International Ltd.	23,073	1,046,577

Nestle India Ltd.	17,499	4,742,802

Page Industries Ltd.	3,344	1,569,637

Persistent Systems Ltd.	25,084	1,750,990

PI Industries Ltd.	45,506	1,892,219

PVR Inox Ltd.*	64,377	1,331,050

Reliance Industries Ltd., GDR(a)	779,732	43,587,019

Samvardhana Motherson International Ltd.	1,288,336	1,489,383

Shree Cement Ltd.	6,265	1,921,193

Siemens Ltd.	47,586	2,104,491

SRF Ltd.	68,086	1,844,296

Sun Pharmaceutical Industries Ltd.	523,052	7,297,990

Supreme Industries Ltd.	42,300	2,099,432

Tata Chemicals Ltd.	99,964	1,241,345

Tata Consumer Products Ltd.	342,615	3,617,950

Tata Elxsi Ltd.	21,568	1,877,081

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2023

Investments	Shares	Value

Tata Motors Ltd.	884,007	$6,708,729

Tata Steel Ltd.	3,949,626	6,130,770

Tech Mahindra Ltd.	322,436	4,747,938

Titan Co. Ltd.	188,707	7,155,487

Torrent Pharmaceuticals Ltd.	59,792	1,389,005

Trent Ltd.	105,092	2,632,512

Tube Investments of India Ltd.	53,222	1,915,233

TVS Motor Co. Ltd.	130,379	2,389,304

UltraTech Cement Ltd.	60,296	5,993,822

United Spirits Ltd.*	192,479	2,334,677

Varun Beverages Ltd.	240,299	2,736,601

Vedanta Ltd.	561,113	1,503,779

Voltas Ltd.	123,604	1,284,992

Wipro Ltd.	738,955	3,613,297

Zee Entertainment Enterprises Ltd.*	635,902	2,025,835

Zomato Ltd.*	2,368,343	2,894,788

Total India		400,613,952

Indonesia – 2.2%

Astra International Tbk PT	13,126,600	5,287,162

Bank Central Asia Tbk PT	35,508,300	20,275,687

Bank Jago Tbk PT*	2,832,300	370,187

Barito Pacific Tbk PT	19,386,598	1,630,707

Berkah Beton Sadaya Tbk PT*	19,797,800	64,050

Charoen Pokphand Indonesia Tbk PT*	5,402,500	1,896,381

Elang Mahkota Teknologi Tbk PT	36,218,100	1,370,921

GoTo Gojek Tokopedia Tbk PT*	673,667,800	3,705,064

Indofood CBP Sukses Makmur Tbk PT	1,486,600	1,065,293

Indofood Sukses Makmur Tbk PT	2,891,400	1,239,439

Kalbe Farma Tbk PT	14,197,900	1,612,249

Merdeka Copper Gold Tbk PT*	8,557,600	1,594,687

Sarana Menara Nusantara Tbk PT	27,178,100	1,688,190

Sumber Alfaria Trijaya Tbk PT	13,232,500	2,534,338

Unilever Indonesia Tbk PT	3,653,100	884,024

Total Indonesia		45,218,379

Malaysia – 1.0%

Genting Malaysia Bhd	3,200,900	1,704,329

Hong Leong Bank Bhd	950,408	3,947,171

Hong Leong Financial Group Bhd	393,600	1,483,780

MR DIY Group M Bhd(a)	4,103,800	1,319,789

Nestle Malaysia Bhd	86,500	2,330,494

PPB Group Bhd	991,700	3,269,584

Press Metal Aluminium Holdings Bhd	4,553,500	4,567,805

QL Resources Bhd	1,387,025	1,612,940

Total Malaysia		20,235,892

Mexico – 3.1%

Alfa SAB de CV, Class A	2,079,583	1,356,991

America Movil SAB de CV, Series B	11,998,416	10,418,396

Arca Continental SAB de CV	230,400	2,098,438

Banco del Bajio SA(a)	340,508	1,073,927

Cemex SAB de CV, Series CPO*	6,102,073	3,992,322

Coca-Cola Femsa SAB de CV	280,950	2,211,258

Controladora AXTEL SAB de CV*(b)	2,401,533	30,402

Corp. Inmobiliaria Vesta SAB de CV(b)	654,294	2,164,477

Fibra Uno Administracion SA de CV	1,361,925	2,276,602

Fomento Economico Mexicano SAB de CV	715,580	7,837,060

Grupo Aeroportuario del Pacifico SAB de CV, Class B	185,694	3,060,689

Grupo Aeroportuario del Sureste SAB de CV, Class B(b)	89,624	2,199,845

Grupo Bimbo SAB de CV, Series A(b)	620,735	3,001,074

Grupo Financiero Banorte SAB de CV, Class O	853,828	7,178,572

Grupo Mexico SAB de CV, Series B	1,298,423	6,163,185

Grupo Televisa SAB, Series CPO(b)	1,334,387	813,140

Wal-Mart de Mexico SAB de CV	1,805,885	6,816,817

Total Mexico		62,693,195

Philippines – 0.8%

ACEN Corp.	130,207	11,300

Ayala Corp.	97,140	1,071,397

Bank of the Philippine Islands	968,207	1,916,699

BDO Unibank, Inc.	978,788	2,454,928

Globe Telecom, Inc.	20,305	643,504

International Container Terminal Services, Inc.	254,230	931,074

JG Summit Holdings, Inc.	856,640	576,888

Jollibee Foods Corp.	265,910	1,078,191

Metropolitan Bank & Trust Co.	1,545,150	1,474,797

PLDT, Inc.	70,385	1,463,037

SM Investments Corp.	190,475	2,839,820

SM Prime Holdings, Inc.	4,031,900	2,159,336

Total Philippines		16,620,971

Poland – 0.8%

Asseco Poland SA	89,620	1,472,092

Bank Polska Kasa Opieki SA	127,894	2,957,790

CD Projekt SA	76,120	2,183,302

Dino Polska SA*(a)	43,626	3,548,007

LPP SA	930	2,769,728

Santander Bank Polska SA*	35,897	2,960,543

Total Poland		15,891,462

Russia – 0.0%

Evraz PLC*†	757,034	0

HeadHunter Group PLC, ADR*†	35,535	0

LUKOIL PJSC*†	383,480	0

LUKOIL PJSC, ADR*†	91,105	0

Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	101,979	0

Mobile TeleSystems PJSC, ADR*†	777,676	0

Novatek PJSC*†	1,138,580	0

Novolipetsk Steel PJSC*†	948,540	0

Ozon Holdings PLC, ADR*†(b)	43,104	0

PhosAgro PJSC*†	43,175	0

PhosAgro PJSC, GDR*†(c)	835	0

Polyus PJSC*†	37,593	0

Severstal PAO, GDR*†(c)	123,722	0

Sistema PJSFC†	4,256,200	0

Surgutneftegas PJSC*†	7,201,040	0

VK Co. Ltd., GDR*†	167,707	0

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2023

Investments	Shares	Value

X5 Retail Group NV, GDR*†(c)	166,238	$0

Yandex NV, Class A*†	402,553	0

Total Russia		0

Saudi Arabia – 3.1%

Abdullah Al Othaim Markets Co.	179,636	649,486

Advanced Petrochemical Co.	131,438	1,405,342

Al Rajhi Bank	1,350,015	24,441,339

Alinma Bank	641,942	5,716,877

Arab National Bank	81,678	522,677

Bank Al-Jazira*	250,798	1,123,440

Bank AlBilad	319,509	3,603,629

Dallah Healthcare Co.	22,712	863,558

Dar Al Arkan Real Estate Development Co.*	539,934	2,268,890

Dr. Sulaiman Al Habib Medical Services Group Co.	50,221	3,154,840

Etihad Etisalat Co.	391,686	4,652,671

Jarir Marketing Co.	334,884	1,294,729

Mobile Telecommunications Co. Saudi Arabia	398,654	1,398,842

Mouwasat Medical Services Co.	60,677	1,666,395

Nahdi Medical Co.	40,266	1,548,176

National Industrialization Co.*	172,588	584,428

Sahara International Petrochemical Co.	236,426	2,382,888

Saudi Awwal Bank	242,473	2,230,484

Saudi Cement Co.	45,852	638,183

Saudi Research & Media Group*	45,319	1,986,547

Savola Group	139,836	1,344,132

Total Saudi Arabia		63,477,553

South Africa – 3.5%

Absa Group Ltd.	353,076	3,276,552

Anglo American Platinum Ltd.	9,996	374,575

Aspen Pharmacare Holdings Ltd.(b)	137,746	1,256,278

Bid Corp. Ltd.(b)	141,156	3,163,748

Capitec Bank Holdings Ltd.(b)	38,288	3,488,160

Clicks Group Ltd.	69,817	958,532

Discovery Ltd.*	211,653	1,540,937

FirstRand Ltd.	2,327,426	7,889,287

Gold Fields Ltd.	369,804	4,030,089

Growthpoint Properties Ltd.	2,335,909	1,308,101

Impala Platinum Holdings Ltd.(b)	395,941	2,077,706

Mr Price Group Ltd.	73,002	538,426

MultiChoice Group*	188,269	739,909

Naspers Ltd., Class N	93,616	15,034,443

Nedbank Group Ltd.	243,146	2,611,321

Northam Platinum Holdings Ltd.	146,862	895,076

Old Mutual Ltd.	2,729,120	1,747,040

Redefine Properties Ltd.	3,417,233	643,926

Remgro Ltd.	318,680	2,511,969

Sanlam Ltd.	770,597	2,686,131

Shoprite Holdings Ltd.(b)	188,849	2,404,193

Sibanye Stillwater Ltd.(b)	1,202,153	1,865,183

Standard Bank Group Ltd.	563,444	5,494,651

Vodacom Group Ltd.	406,297	2,280,857

Woolworths Holdings Ltd.(b)	358,629	1,291,220

Total South Africa		70,108,310

South Korea – 13.6%

Alteogen, Inc.*	21,633	1,091,750

Amorepacific Corp.	12,440	1,124,707

Celltrion Healthcare Co. Ltd.	40,396	1,885,985

Celltrion, Inc.	44,690	4,610,084

CJ CheilJedang Corp.	4,881	1,110,469

Coway Co. Ltd.	28,527	873,103

CS Wind Corp.	23,157	935,272

DB Insurance Co. Ltd.	26,786	1,774,617

Doosan Enerbility Co. Ltd.*	179,371	2,183,982

Ecopro BM Co. Ltd.(b)	16,669	3,125,283

Ecopro Co. Ltd.(b)	7,253	4,842,858

GS Holdings Corp.	55,622	1,644,670

Hana Financial Group, Inc.	115,847	3,644,364

Hankook Tire & Technology Co. Ltd.	38,967	1,143,540

Hanwha Galleria Corp.*	53,163	44,756

Hanwha Solutions Corp.*	51,664	1,139,028

HD Hyundai Co. Ltd.	24,964	1,226,555

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	23,547	1,936,947

HLB, Inc.*(b)	35,764	795,109

HYBE Co. Ltd.*	12,140	2,141,189

Hyundai Engineering & Construction Co. Ltd.	58,775	1,578,919

Hyundai Glovis Co. Ltd.	9,467	1,293,697

Hyundai Motor Co.	54,448	7,710,844

Kakao Corp.	202,690	6,601,620

Kakao Games Corp.*	52,373	987,767

KakaoBank Corp.	141,107	2,441,714

KB Financial Group, Inc.	145,309	5,954,934

Kia Corp.	106,100	6,400,282

Korea Investment Holdings Co. Ltd.	55,201	2,172,205

Korea Zinc Co. Ltd.	5,237	1,963,778

Korean Air Lines Co. Ltd.	59,811	964,050

Krafton, Inc.*	21,412	2,389,690

Kumho Petrochemical Co. Ltd.	13,691	1,360,577

L&F Co. Ltd.	10,192	1,309,688

LG Chem Ltd.	16,121	5,931,582

LG Corp.	48,962	3,040,622

LG Electronics, Inc.	39,301	2,938,692

LG Energy Solution Ltd.*	13,808	4,875,880

LG H&H Co. Ltd.	3,831	1,267,631

LG Innotek Co. Ltd.	6,083	1,102,189

LG Uplus Corp.	212,612	1,632,326

NAVER Corp.	103,433	15,445,197

NCSoft Corp.	7,732	1,274,915

Pearl Abyss Corp.*	30,409	1,050,140

POSCO Future M Co. Ltd.	11,500	3,063,769

POSCO Holdings, Inc.	26,822	10,634,186

Samsung Biologics Co. Ltd.*(a)	6,711	3,386,832

Samsung C&T Corp.	34,210	2,727,876

Samsung Electro-Mechanics Co. Ltd.	23,197	2,361,989

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2023

Investments	Shares	Value

Samsung Electronics Co. Ltd.	1,761,710	$89,299,662

Samsung Engineering Co. Ltd.*	72,318	1,621,179

Samsung Fire & Marine Insurance Co. Ltd.	13,880	2,679,517

Samsung Heavy Industries Co. Ltd.*	330,768	1,921,759

Samsung Life Insurance Co. Ltd.	36,889	1,921,815

Samsung SDI Co. Ltd.	19,278	7,314,611

Samsung SDS Co. Ltd.	18,491	1,852,663

Shinhan Financial Group Co. Ltd.	176,185	4,648,129

SK Hynix, Inc.	179,398	15,248,963

SK Innovation Co. Ltd.*	18,586	2,049,501

SK, Inc.	13,655	1,479,443

Woori Financial Group, Inc.	245,091	2,226,779

Yuhan Corp.	26,382	1,481,959

Total South Korea		274,883,839

Taiwan – 18.6%

Accton Technology Corp.	214,000	3,268,289

Acer, Inc.	1,763,000	1,982,525

Advantech Co. Ltd.	243,072	2,597,848

ASE Technology Holding Co. Ltd.	1,576,062	5,346,224

Asia Cement Corp.	1,549,000	1,907,429

Asustek Computer, Inc.	310,000	3,524,419

AUO Corp.	3,211,200	1,631,439

Catcher Technology Co. Ltd.	332,000	1,876,985

Cathay Financial Holding Co. Ltd.	3,544,425	4,891,626

Cheng Shin Rubber Industry Co. Ltd.	1,002,000	1,319,217

China Development Financial Holding Corp.*(b)	7,460,000	2,726,971

Chroma ATE, Inc.	223,000	1,906,662

Compal Electronics, Inc.	1,925,000	1,830,749

CTBC Financial Holding Co. Ltd.	7,243,672	5,497,745

Delta Electronics, Inc.	750,500	7,544,408

E.Sun Financial Holding Co. Ltd.	6,426,895	4,828,060

Eclat Textile Co. Ltd.	96,000	1,448,305

Eva Airways Corp.	1,121,000	1,033,124

Evergreen Marine Corp. Taiwan Ltd.	437,800	1,573,235

Far Eastern International Bank	715	258

Far Eastern New Century Corp.	1,578,080	1,405,486

Far EasTone Telecommunications Co. Ltd.	921,000	2,074,215

Feng TAY Enterprise Co. Ltd.	281,320	1,594,819

Formosa Chemicals & Fibre Corp.	1,738,000	3,311,194

Formosa Petrochemical Corp.	547,000	1,365,784

Formosa Plastics Corp.	1,826,000	4,514,019

Fubon Financial Holding Co. Ltd.	3,668,023	6,897,322

Giant Manufacturing Co. Ltd.	195,853	1,082,999

Great Wall Enterprise Co. Ltd.	721,592	1,202,635

Hiwin Technologies Corp.	222,752	1,404,254

Hon Hai Precision Industry Co. Ltd.	4,524,068	14,575,458

Hotai Motor Co. Ltd.	173,880	3,528,180

Innolux Corp.*	3,899,326	1,588,455

Inventec Corp.	1,316,000	1,997,615

Largan Precision Co. Ltd.	40,000	2,645,560

Lien Hwa Industrial Holdings Corp.	563,382	1,089,049

Lite-On Technology Corp., ADR	971,000	3,654,730

Lotes Co. Ltd.	50,271	1,281,673

MediaTek, Inc.	617,000	14,048,574

Merida Industry Co. Ltd.	186,000	1,008,349

Micro-Star International Co. Ltd.	366,000	1,859,451

momo.com, Inc.	34,320	533,717

Nan Ya Plastics Corp.	2,284,000	4,712,269

Nanya Technology Corp.	784,000	1,593,234

Novatek Microelectronics Corp.	236,000	3,092,517

Pegatron Corp.	1,038,000	2,463,122

Pou Chen Corp.	1,483,000	1,316,211

Powerchip Semiconductor Manufacturing Corp.	1,656,000	1,362,024

President Chain Store Corp.	263,000	2,138,675

Quanta Computer, Inc.	1,190,000	8,829,014

Realtek Semiconductor Corp.	247,000	3,022,413

Ruentex Development Co. Ltd.	807,300	880,313

Shanghai Commercial & Savings Bank Ltd.	2,202,159	2,950,493

Shin Kong Financial Holding Co. Ltd.*	7,994,000	2,295,639

SinoPac Financial Holdings Co. Ltd.	6,107,195	3,291,931

Synnex Technology International Corp.	688,000	1,366,175

TA Chen Stainless Pipe	1,006,532	1,149,013

Taishin Financial Holding Co. Ltd.	6,623,148	3,672,631

Taiwan Mobile Co. Ltd.	964,000	2,825,062

Taiwan Semiconductor Manufacturing Co. Ltd.	10,047,000	162,778,798

Tatung Co. Ltd.*	837,000	1,151,246

Uni-President Enterprises Corp.	1,733,160	3,763,712

Unimicron Technology Corp.	541,000	2,907,746

United Microelectronics Corp.	5,460,000	7,645,235

Voltronic Power Technology Corp.	31,000	1,522,126

Walsin Lihwa Corp.	1,429,977	1,630,184

Wan Hai Lines Ltd.	497,750	744,763

Winbond Electronics Corp.	2,537,000	1,988,386

Wistron Corp.(b)	1,214,000	3,817,196

Wiwynn Corp.	43,000	1,991,450

WPG Holdings Ltd.	1,009,000	1,894,190

Yageo Corp.	155,847	2,534,647

Yuanta Financial Holding Co. Ltd.	6,603,104	5,124,077

Total Taiwan		375,853,548

Thailand – 2.2%

Advanced Info Service PCL, NVDR	1,076,900	6,743,102

Bangkok Expressway & Metro PCL, NVDR	4,715,800	1,074,937

BTS Group Holdings PCL, NVDR	6,640,200	1,367,703

Bumrungrad Hospital PCL, NVDR	256,100	1,884,924

Carabao Group PCL, NVDR	464,000	1,044,916

Central Pattana PCL, NVDR	1,299,000	2,256,416

Central Retail Corp. PCL, NVDR(b)	2,280,183	2,426,559

CP ALL PCL, NVDR	3,931,300	6,531,923

Delta Electronics Thailand PCL, NVDR	2,380,500	5,409,856

Energy Absolute PCL, NVDR	1,141,900	1,599,366

Gulf Energy Development PCL, NVDR	3,525,400	4,405,237

Home Product Center PCL, NVDR	4,202,900	1,442,808

Indorama Ventures PCL, NVDR	2,360,700	1,685,636

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2023

Investments	Shares	Value

Intouch Holdings PCL, NVDR	1,400,200	$2,835,970

Minor International PCL, NVDR	1,912,800	1,641,607

True Corp. PCL, NVDR	13,963,893	2,722,791

Total Thailand		45,073,751

Turkey – 0.8%

Akbank TAS	2,400,029	2,929,235

BIM Birlesik Magazalar AS	233,464	2,339,324

Enka Insaat ve Sanayi AS	996,246	1,265,339

KOC Holding AS	604,868	3,236,700

Turkcell Iletisim Hizmetleri AS*	838,329	1,629,872

Turkiye Petrol Rafinerileri AS	427,419	2,478,921

Turkiye Sise ve Cam Fabrikalari AS	807,083	1,608,867

Total Turkey		15,488,258

United States – 0.1%
Legend Biotech Corp., ADR*	25,768	1,730,837
TOTAL COMMON STOCKS (Cost: $2,151,822,073)		2,025,413,056

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car SA, expiring 11/10/23* (Cost: $0)	3,526	11,272

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $18,574,568)	18,574,568	$18,574,568

TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $2,170,396,641)		2,043,998,896

Other Assets less Liabilities – (0.9)%		(18,218,805)

NET ASSETS – 100.0%		$2,025,780,091
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $38,402,868 and the total market value of the collateral held by the Fund was $41,426,439. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,851,871.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$516,342,631	$—	$0	*	$516,342,631
Russia	—	—	0	*	0
Other	1,509,070,425	—	—		1,509,070,425
Rights	11,272	—	—		11,272
Investment of Cash Collateral for Securities Loaned	—	18,574,568	—		18,574,568
Total Investments in Securities	$2,025,424,328	$18,574,568	$0		$2,043,998,896
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.5%

Brazil – 13.5%

Banco do Brasil SA	2,748,533	$25,908,213

Banco Santander Brasil SA	377,837	1,966,485

BB Seguridade Participacoes SA	1,027,016	6,403,974

BrasilAgro – Co. Brasileira de Propriedades Agricolas	214,983	1,233,579

Caixa Seguridade Participacoes SA	609,300	1,358,545

Cia de Saneamento do Parana	653,844	2,986,269

Cia Paranaense de Energia	362,597	3,223,036

CPFL Energia SA	666,811	4,477,647

Dexco SA	1,050,084	1,615,449

Energisa SA	531,459	4,963,979

Engie Brasil Energia SA	536,952	4,444,562

Grendene SA	487,295	652,297

JBS SA	2,083,541	7,513,769

Kepler Weber SA	479,741	1,109,926

Klabin SA	825,114	3,925,111

Mahle Metal Leve SA	104,848	1,010,732

Movida Participacoes SA	300,625	713,543

Petroleo Brasileiro SA	15,509,669	117,410,165

Porto Seguro SA	160,351	842,250

Santos Brasil Participacoes SA	1,366,582	2,339,888

Sao Martinho SA	305,638	2,397,376

SIMPAR SA	420,142	742,039

SLC Agricola SA	150,588	1,185,100

Telefonica Brasil SA	914,924	7,893,075

Transmissora Alianca de Energia Eletrica SA	1,031,546	7,122,638

Vale SA	9,451,088	127,608,193

Total Brazil		341,047,840

Chile – 1.1%

Aguas Andinas SA, Class A	4,747,596	1,424,093

Banco de Chile	56,025,780	5,675,013

Banco Santander Chile	67,292,937	3,099,686

Cencosud SA	1,983,553	3,741,296

Empresa Nacional de Telecomunicaciones SA	449,739	1,505,255

Empresas Copec SA	1,056,892	7,453,316

Quinenco SA	1,199,981	3,532,714

Ripley Corp. SA	3,824,794	708,401

Total Chile		27,139,774

China – 23.6%

A-Living Smart City Services Co. Ltd.*(a)	1,407,000	794,058

Agricultural Bank of China Ltd., Class A	8,604,500	4,251,614

Agricultural Bank of China Ltd., Class H	32,636,000	12,167,894

Angang Steel Co. Ltd., Class A	1,672,500	626,693

Anhui Conch Cement Co. Ltd., Class A	641,600	2,292,262

Anhui Conch Cement Co. Ltd., Class H	2,737,500	7,287,790

Anhui Expressway Co. Ltd., Class H	1,330,000	1,390,821

BAIC Motor Corp. Ltd., Class H(a)	4,884,000	1,477,950

Bank of Beijing Co. Ltd., Class A	2,792,149	1,774,375

Bank of China Ltd., Class A	5,884,200	3,044,770

Bank of China Ltd., Class H	124,405,000	43,523,523

Bank of Chongqing Co. Ltd., Class A	505,795	569,959

Bank of Communications Co. Ltd., Class A	4,543,000	3,591,625

Bank of Communications Co. Ltd., Class H	33,990,000	20,571,461

Bank of Guiyang Co. Ltd., Class A	1,010,700	775,461

Bank of Jiangsu Co. Ltd., Class A	2,111,570	2,080,921

Bank of Shanghai Co. Ltd., Class A	1,759,602	1,490,134

Beijing Jingneng Clean Energy Co. Ltd., Class H	2,510,000	522,393

BOE Technology Group Co. Ltd., Class A	9,004,600	4,770,649

China Cinda Asset Management Co. Ltd., Class H	14,895,000	1,502,461

China CITIC Bank Corp. Ltd., Class H	16,247,000	7,551,100

China Communications Services Corp. Ltd., Class H	4,172,000	1,752,572

China Conch Venture Holdings Ltd.	1,974,500	1,684,105

China Construction Bank Corp., Class A	1,367,500	1,182,479

China Construction Bank Corp., Class H	130,006,054	73,370,501

China East Education Holdings Ltd.(a)	1,089,500	447,939

China Everbright Bank Co. Ltd., Class A	3,073,100	1,294,914

China Everbright Bank Co. Ltd., Class H	3,199,000	959,882

China Galaxy Securities Co. Ltd., Class H	6,352,500	3,276,889

China Life Insurance Co. Ltd., Class H	6,277,000	9,777,945

China Medical System Holdings Ltd.	1,769,000	2,678,849

China Merchants Securities Co. Ltd., Class H(a)	366,000	320,583

China Minsheng Banking Corp. Ltd., Class A	3,250,000	1,712,933

China Minsheng Banking Corp. Ltd., Class H	8,482,500	2,902,647

China Nonferrous Mining Corp. Ltd.	2,250,000	1,445,061

China Pacific Insurance Group Co. Ltd., Class H	2,178,400	5,451,667

China Petroleum & Chemical Corp., Class A	7,958,700	6,630,657

China Petroleum & Chemical Corp., Class H	63,314,000	34,600,244

China Railway Group Ltd., Class H	5,330,000	2,749,440

China Reinsurance Group Corp., Class H	9,034,000	547,910

China Risun Group Ltd.	2,432,000	1,024,739

China Shenhua Energy Co. Ltd., Class A	1,239,700	5,308,807

China Shenhua Energy Co. Ltd., Class H	12,809,500	41,543,352

China Suntien Green Energy Corp. Ltd., Class H	2,558,000	885,127

China Vanke Co. Ltd., Class A	1,556,600	2,794,541

China Vanke Co. Ltd., Class H	2,815,200	3,105,694

China Yongda Automobiles Services Holdings Ltd.	3,352,500	1,297,021

Chongqing Rural Commercial Bank Co. Ltd., Class A	1,543,400	847,353

Chongqing Rural Commercial Bank Co. Ltd., Class H	3,163,000	1,167,166

COSCO SHIPPING Holdings Co. Ltd., Class A	2,673,116	3,599,254

COSCO SHIPPING Holdings Co. Ltd., Class H	8,242,500	8,451,040

CSC Financial Co. Ltd., Class H(a)	962,500	974,562

Daan Gene Co. Ltd., Class A	401,363	538,217

Excellence Commercial Property & Facilities Management Group Ltd.(b)	1,138,000	293,514

Focus Media Information Technology Co. Ltd., Class A	3,885,147	3,812,758

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2023

Investments	Shares	Value

Foxconn Industrial Internet Co. Ltd., Class A	1,182,400	$3,197,101

Fufeng Group Ltd.(b)	3,251,000	1,830,590

G-bits Network Technology Xiamen Co. Ltd., Class A	13,200	662,414

Gemdale Corp., Class A	1,031,609	965,662

GF Securities Co. Ltd., Class H	887,000	1,191,448

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,708,200	8,510,814

Guangdong Provincial Expressway Development Co. Ltd., Class A	535,616	616,060

Guotai Junan Securities Co. Ltd., Class H(a)	1,624,800	1,815,280

Haitong Securities Co. Ltd., Class H	2,948,000	1,769,135

Huatai Securities Co. Ltd., Class H(a)	1,067,400	1,362,896

Huaxia Bank Co. Ltd., Class A	1,291,200	1,013,714

Hunan Valin Steel Co. Ltd., Class A	1,356,800	1,113,635

Industrial & Commercial Bank of China Ltd., Class A	5,197,500	3,338,613

Industrial & Commercial Bank of China Ltd., Class H	105,962,823	51,007,085

Industrial Bank Co. Ltd., Class A	3,350,200	7,490,616

Jiangsu Expressway Co. Ltd., Class H	2,813,727	2,540,019

Jizhong Energy Resources Co. Ltd., Class A	571,800	528,968

Livzon Pharmaceutical Group, Inc., Class H	279,700	916,042

Longfor Group Holdings Ltd.(a)	2,958,000	5,317,855

Metallurgical Corp. of China Ltd., Class H	3,953,000	832,811

Nanjing Iron & Steel Co. Ltd., Class A	2,058,200	1,045,238

NetDragon Websoft Holdings Ltd.	677,500	1,252,603

New China Life Insurance Co. Ltd., Class A	138,300	699,117

PetroChina Co. Ltd., Class A	3,320,300	3,636,687

PetroChina Co. Ltd., Class H	68,726,000	51,773,642

PICC Property & Casualty Co. Ltd., Class H	6,502,000	8,351,810

Ping An Insurance Group Co. of China Ltd., Class A	1,236,300	8,195,902

Ping An Insurance Group Co. of China Ltd., Class H	4,835,000	27,688,190

Postal Savings Bank of China Co. Ltd., Class A	1,424,200	971,523

Postal Savings Bank of China Co. Ltd., Class H(a)	5,908,000	2,987,248

Shaanxi Coal Industry Co. Ltd., Class A	1,307,000	3,311,563

Shanghai Construction Group Co. Ltd., Class A	1,383,900	522,352

Shanghai Pudong Development Bank Co. Ltd., Class A	2,186,100	2,130,365

Shenzhen Expressway Corp. Ltd., Class H	2,290,000	1,871,333

Shui On Land Ltd.	9,029,000	818,528

Sinopec Engineering Group Co. Ltd., Class H	5,837,500	2,631,099

Sinotrans Ltd., Class H	5,892,000	2,151,614

Tangshan Jidong Cement Co. Ltd., Class A	642,700	665,128

Tangshan Port Group Co. Ltd., Class A	2,773,200	1,404,537

Tingyi Cayman Islands Holding Corp.	4,106,000	5,735,508

Uni-President China Holdings Ltd.	2,141,000	1,503,540

West China Cement Ltd.	6,088,000	567,457

Xiamen ITG Group Corp. Ltd., Class A	473,000	511,579

Xinyi Energy Holdings Ltd.(b)	3,699,744	788,903

Yankuang Energy Group Co. Ltd., Class H(b)	5,428,000	10,257,398

Zangge Mining Co. Ltd., Class A	247,100	773,952

Zhejiang Expressway Co. Ltd., Class H(b)	2,902,000	2,163,943

Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	631,800	723,222

Zhuzhou Kibing Group Co. Ltd., Class A	641,700	722,224

Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	1,320,900	1,241,899

Total China		593,607,138

Czech Republic – 0.9%

CEZ AS(b)	391,418	16,674,910

Komercni Banka AS	72,616	2,121,281

Moneta Money Bank AS(a)	765,338	2,788,008

Total Czech Republic		21,584,199

India – 5.9%

Bharat Petroleum Corp. Ltd.	1,337,173	5,581,132

Castrol India Ltd.	960,540	1,602,611

CESC Ltd.	1,498,669	1,623,353

Coal India Ltd.	6,472,511	23,008,869

GAIL India Ltd.	8,046,322	12,053,798

Hindustan Petroleum Corp. Ltd.*	1,146,318	3,519,381

Indian Oil Corp. Ltd.	12,275,388	13,444,482

Indus Towers Ltd.*	1,833,845	4,233,415

Mindspace Business Parks REIT(a)	380,328	1,432,208

National Aluminium Co. Ltd.	2,181,857	2,553,869

NHPC Ltd.	6,335,426	4,028,245

NMDC Ltd.	3,452,861	6,151,772

Oil & Natural Gas Corp. Ltd.	8,400,923	19,408,632

Oil India Ltd.	709,347	2,552,808

Oracle Financial Services Software Ltd.	41,281	2,043,563

Petronet LNG Ltd.	1,760,721	5,087,652

Power Grid Corp. of India Ltd.	10,446,912	25,129,326

SJVN Ltd.	1,038,348	914,668

Steel Authority of India Ltd.	4,136,493	4,674,904

Vardhman Textiles Ltd.	372,599	1,674,292

Vedanta Ltd.	3,278,631	8,786,709

Total India		149,505,689

Indonesia – 1.2%

Adaro Energy Indonesia Tbk PT	45,582,600	8,405,721

Astra Agro Lestari Tbk PT	975,100	473,196

Bukit Asam Tbk PT	17,609,500	3,190,333

Erajaya Swasembada Tbk PT	16,871,300	493,421

Gudang Garam Tbk PT	1,279,600	2,036,762

Hanjaya Mandala Sampoerna Tbk PT	19,852,200	1,111,107

Indo Tambangraya Megah Tbk PT	1,538,100	2,883,627

Indocement Tunggal Prakarsa Tbk PT	2,660,700	1,712,971

Indosat Tbk PT	6,653,300	4,229,613

Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,149,000	731,020

Matahari Department Store Tbk PT	4,152,400	644,824

Perusahaan Gas Negara Tbk PT	27,733,500	2,467,393

Puradelta Lestari Tbk PT	51,052,900	578,082

Total Indonesia		28,958,070

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2023

Investments	Shares	Value

Malaysia – 2.2%

Astro Malaysia Holdings Bhd	6,790,100	$665,235

British American Tobacco Malaysia Bhd	603,000	1,191,809

Bursa Malaysia Bhd	569,500	817,514

Malayan Banking Bhd	7,416,483	13,884,433

MISC Bhd	1,928,300	2,907,697

Petronas Chemicals Group Bhd	6,649,100	10,181,999

Petronas Gas Bhd	1,460,900	5,239,669

RHB Bank Bhd	6,297,145	7,282,572

Sime Darby Bhd	4,832,300	2,274,508

Sime Darby Plantation Bhd	5,087,500	4,637,559

Ta Ann Holdings Bhd	1,105,699	793,612

TIME dotCom Bhd	2,958,000	3,414,591

United Plantations Bhd	719,200	2,548,850

Total Malaysia		55,840,048

Mexico – 3.3%

Alfa SAB de CV, Class A(b)	8,300,266	5,416,176

Alpek SAB de CV(b)	1,042,597	897,503

Banco del Bajio SA(a)	1,787,332	5,637,061

Bolsa Mexicana de Valores SAB de CV(b)	708,324	1,333,215

FIBRA Macquarie Mexico(a)	2,237,638	3,761,050

Fibra Uno Administracion SA de CV	7,543,807	12,610,271

Genomma Lab Internacional SAB de CV, Class B(b)	1,196,018	922,899

Grupo Mexico SAB de CV, Series B	7,493,899	35,571,064

Kimberly-Clark de Mexico SAB de CV, Class A	2,387,630	4,767,429

Megacable Holdings SAB de CV, Series CPO(b)	575,802	1,270,982

Orbia Advance Corp. SAB de CV(b)	2,699,276	5,624,236

Qualitas Controladora SAB de CV(b)	271,857	2,048,489

Regional SAB de CV(b)	171,315	1,233,910

TF Administradora Industrial S de Real de CV	1,391,375	2,473,947

Total Mexico		83,568,232

Philippines – 0.3%

DMCI Holdings, Inc.	8,250,300	1,519,516

Manila Electric Co.	424,510	2,761,236

PLDT, Inc.	143,184	2,976,251

Total Philippines		7,257,003

Poland – 0.9%

Bank Polska Kasa Opieki SA	173,639	4,015,729

ORLEN SA	679,844	9,142,356

Powszechna Kasa Oszczednosci Bank Polski SA*	1,069,105	8,503,763

Total Poland		21,661,848

Russia – 0.0%

Evraz PLC*†	2,288,532	0

Magnit PJSC*†	200,621	0

Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	298,929	0

MMC Norilsk Nickel PJSC*†	148,519	0

MMC Norilsk Nickel PJSC, ADR*†	13	0

Mobile TeleSystems PJSC, ADR*†	1,549,581	0

Novolipetsk Steel PJSC*†	5,213,400	0

PhosAgro PJSC*†	95,795	0

PhosAgro PJSC, GDR*†(c)	1,853	0

Polyus PJSC*†	35,478	0

Polyus PJSC, GDR*†(c)	1	0

Sberbank of Russia PJSC*†	9,700,476	0

Severstal PAO, GDR*†(c)	775,843	0

Tatneft PJSC*†	1,371,750	0

Tatneft PJSC, ADR*†	3,217	0

Total Russia		0

Saudi Arabia – 1.0%

Arabian Cement Co.	93,238	824,125

Arabian Centres Co. Ltd.	290,776	1,542,866

Sahara International Petrochemical Co.	1,107,731	11,164,589

Saudi Cement Co.	137,403	1,912,420

Saudi Industrial Investment Group	681,567	4,317,890

Yanbu National Petrochemical Co.	478,813	5,310,995

Total Saudi Arabia		25,072,885

South Africa – 5.7%

Absa Group Ltd.	778,426	7,223,808

AECI Ltd.	241,829	1,450,507

African Rainbow Minerals Ltd.(b)	331,743	2,995,115

Anglo American Platinum Ltd.	139,572	5,230,116

Astral Foods Ltd.	98,813	718,567

AVI Ltd.	905,191	3,586,285

Equites Property Fund Ltd.	2,332,145	1,558,527

Exxaro Resources Ltd.(b)	1,280,739	11,718,727

FirstRand Ltd.	4,670,593	15,831,930

Growthpoint Properties Ltd.	14,142,758	7,919,896

Hyprop Investments Ltd.	1,238,256	2,099,976

Impala Platinum Holdings Ltd.(b)	2,069,190	10,858,102

Investec Ltd.	272,830	1,577,367

JSE Ltd.	121,890	597,047

KAP Ltd.*	5,477,743	697,824

Momentum Metropolitan Holdings	1,303,724	1,367,431

Motus Holdings Ltd.	443,060	2,211,137

Nedbank Group Ltd.	816,386	8,767,762

Old Mutual Ltd.	5,388,083	3,449,169

Redefine Properties Ltd.	20,212,299	3,808,702

Resilient REIT Ltd.(b)	1,150,037	2,387,441

Sanlam Ltd.	1,796,985	6,263,894

Standard Bank Group Ltd.	1,376,583	13,424,304

Thungela Resources Ltd.(b)	785,283	7,238,256

Tiger Brands Ltd.	229,042	1,865,585

Truworths International Ltd.(b)	1,663,855	6,756,314

Vodacom Group Ltd.	2,047,591	11,494,699

Total South Africa		143,098,488

South Korea – 6.8%

BNK Financial Group, Inc.	448,021	2,274,303

Daishin Securities Co. Ltd.	53,882	581,386

DB Insurance Co. Ltd.	67,132	4,447,607

DGB Financial Group, Inc.	243,113	1,417,889

GS Engineering & Construction Corp.	130,801	1,359,966

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2023

Investments	Shares	Value

Hana Financial Group, Inc.	385,618	$12,130,935

HD Hyundai Co. Ltd.	97,567	4,793,754

Hyosung Corp.	27,860	1,278,001

iMarketKorea, Inc.	71,456	469,172

Industrial Bank of Korea	453,856	3,770,362

JB Financial Group Co. Ltd.	239,229	1,765,763

KB Financial Group, Inc.	465,276	19,067,558

KCC Glass Corp.	17,466	530,038

Korean Reinsurance Co.	124,137	758,032

KT&G Corp.	165,161	10,562,764

Kumho Petrochemical Co. Ltd.	38,056	3,781,910

LG Uplus Corp.	417,089	3,202,195

LX International Corp.	59,181	1,252,125

LX Semicon Co. Ltd.	19,466	1,195,888

POSCO Holdings, Inc.	156,849	62,186,316

S-Oil Corp.	69,102	4,055,787

Samsung Fire & Marine Insurance Co. Ltd.	29,945	5,780,845

SeAH Besteel Holdings Corp.	33,840	616,914

Shinhan Financial Group Co. Ltd.	557,680	14,712,767

SK Discovery Co. Ltd.	29,544	894,377

SSANGYONG C&E Co. Ltd.	245,583	999,148

Woori Financial Group, Inc.	808,233	7,343,217

Total South Korea		171,229,019

Taiwan – 31.0%

Acer, Inc.	6,989,000	7,859,256

Arcadyan Technology Corp.	269,000	1,345,813

ASE Technology Holding Co. Ltd.	10,524,000	35,698,889

Asia Cement Corp.	4,700,000	5,787,550

Asia Optical Co., Inc.	229,000	446,926

Asustek Computer, Inc.	1,973,000	22,431,220

AUO Corp.	21,250,000	10,795,991

BES Engineering Corp.	3,340,000	1,122,628

Capital Securities Corp.	3,219,000	1,455,907

Catcher Technology Co. Ltd.	989,000	5,591,379

Cathay Financial Holding Co. Ltd.	9,339,479	12,889,323

Chang Wah Electromaterials, Inc.	809,000	778,162

Cheng Loong Corp.	1,464,000	1,299,348

Chicony Electronics Co. Ltd.	1,656,386	5,926,568

Chicony Power Technology Co. Ltd.	437,000	1,550,053

China General Plastics Corp.	1,307,000	1,008,172

China Steel Corp.	48,156,000	37,667,911

ChipMOS Technologies, Inc.	1,402,000	1,624,349

Chong Hong Construction Co. Ltd.	524,000	1,202,844

Chun Yuan Steel Industry Co. Ltd.	853,000	447,897

Chung Hung Steel Corp.	2,115,000	1,477,463

Chung-Hsin Electric & Machinery Manufacturing Corp.	687,000	2,287,836

Cleanaway Co. Ltd.	108,000	590,511

Compal Electronics, Inc.	8,520,000	8,102,849

Continental Holdings Corp.	1,140,000	946,454

CTBC Financial Holding Co. Ltd.	14,373,000	10,908,707

CTCI Corp.	1,169,000	1,428,635

Daxin Materials Corp.	118,000	391,134

Edom Technology Co. Ltd.	853,000	607,766

Elan Microelectronics Corp.	815,000	3,370,533

Elite Material Co. Ltd.	475,000	6,297,920

Elite Semiconductor Microelectronics Technology, Inc.	707,000	1,697,387

Eternal Materials Co. Ltd.	1,810,000	1,589,613

Everlight Electronics Co. Ltd.	930,000	1,351,187

Farglory Land Development Co. Ltd.	828,000	1,482,579

Feng Hsin Steel Co. Ltd.	1,181,000	2,458,549

FLEXium Interconnect, Inc.	583,000	1,589,319

Formosa Chemicals & Fibre Corp.	6,380,000	12,155,016

Formosa International Hotels Corp.	126,000	835,303

Formosa Plastics Corp.(b)	13,891,000	34,339,673

Formosan Union Chemical	1,070,000	701,058

Fubon Financial Holding Co. Ltd.	10,668,151	20,060,308

Fusheng Precision Co. Ltd.	224,000	1,412,122

Getac Holdings Corp.	821,000	1,973,625

Gigabyte Technology Co. Ltd.(b)	1,415,000	12,339,415

Global Mixed Mode Technology, Inc.	193,000	1,560,478

Goldsun Building Materials Co. Ltd.	2,392,000	1,856,217

Greatek Electronics, Inc.	1,150,000	1,973,637

Highwealth Construction Corp.	3,304,198	4,038,061

Holtek Semiconductor, Inc.	571,000	1,094,930

Holy Stone Enterprise Co. Ltd.	298,200	904,378

Hon Hai Precision Industry Co. Ltd.	13,376,000	43,094,252

Hsin Kuang Steel Co. Ltd.	701,000	1,015,218

Huaku Development Co. Ltd.	574,000	1,596,791

Huang Hsiang Construction Corp.	613,000	742,501

Hung Sheng Construction Ltd.	957,000	564,764

Innolux Corp.*	20,336,550	8,284,433

Inventec Corp.	4,425,000	6,716,903

ITE Technology, Inc.	349,000	1,697,402

ITEQ Corp.	579,000	1,635,811

Kindom Development Co. Ltd.	1,335,000	1,370,959

King Yuan Electronics Co. Ltd.	3,752,000	8,833,568

King’s Town Bank Co. Ltd.	966,000	1,110,224

KMC Kuei Meng International, Inc.	108,000	431,592

Lelon Electronics Corp.	255,000	463,701

Lite-On Technology Corp., ADR(b)	3,225,000	12,138,520

Longchen Paper & Packaging Co. Ltd.	1,399,453	637,288

Macronix International Co. Ltd.	3,724,000	3,651,263

MediaTek, Inc.	4,180,000	95,175,106

Micro-Star International Co. Ltd.	2,374,000	12,061,028

Mirle Automation Corp.	486,000	573,616

Namchow Holdings Co. Ltd.	233,000	356,929

Nan Ya Plastics Corp.	20,997,000	43,320,277

Nanya Technology Corp.(b)	1,878,000	3,816,447

Nichidenbo Corp.	551,000	1,015,613

Novatek Microelectronics Corp.	1,364,000	17,873,701

Pegatron Corp.(b)	4,057,000	9,627,057

Powertech Technology, Inc.	2,242,000	7,049,550

President Securities Corp.	1,183,000	687,141

Primax Electronics Ltd.(b)	755,000	1,618,500

Promate Electronic Co. Ltd.	630,000	922,151

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2023

Investments	Shares	Value

Qisda Corp.	3,353,000	$4,637,829

Quanta Computer, Inc.	5,685,990	42,186,292

Raydium Semiconductor Corp.	166,000	1,825,560

Realtek Semiconductor Corp.(b)	1,162,000	14,218,801

Sigurd Microelectronics Corp.	987,000	1,755,047

Sitronix Technology Corp.	289,000	2,493,347

Standard Foods Corp.	815,000	950,566

Stark Technology, Inc.	155,000	552,191

Supreme Electronics Co. Ltd.	980,299	1,673,285

Synnex Technology International Corp.	3,122,000	6,199,415

Systex Corp.(b)	358,000	1,175,570

T3EX Global Holdings Corp.(b)	391,000	932,668

Taita Chemical Co. Ltd.	628,200	346,400

Taiwan Cogeneration Corp.	576,499	738,472

Taiwan Hon Chuan Enterprise Co. Ltd.	515,000	1,683,137

Taiwan Paiho Ltd.	524,000	879,813

Taiwan PCB Techvest Co. Ltd.	850,000	1,191,509

Taiwan Sakura Corp.	375,000	742,321

Taiwan Secom Co. Ltd.	515,000	1,699,091

Taiwan Surface Mounting Technology Corp.	510,000	1,453,509

Taiwan-Asia Semiconductor Corp.	694,000	1,020,130

Test Research, Inc.	486,000	915,376

Ton Yi Industrial Corp.	1,507,000	770,295

Tong Hsing Electronic Industries Ltd.	242,710	1,120,298

Topco Scientific Co. Ltd.	472,813	2,482,669

Transcend Information, Inc.	513,000	1,153,755

Tripod Technology Corp.	781,000	4,657,378

TSRC Corp.	1,222,000	895,287

Tung Ho Steel Enterprise Corp.	1,286,000	2,418,184

TXC Corp.	990,000	2,968,727

U-Ming Marine Transport Corp.(b)	831,000	1,231,807

United Integrated Services Co. Ltd.	429,000	3,023,420

United Microelectronics Corp.(b)	22,503,000	31,509,289

Universal Cement Corp.	1,115,020	899,809

USI Corp.	1,916,000	1,231,610

Visual Photonics Epitaxy Co. Ltd.	334,000	1,531,327

Wah Lee Industrial Corp.	303,000	873,881

Walsin Technology Corp.	562,000	1,784,514

Weikeng Industrial Co. Ltd.	1,320,000	1,122,473

Wistron Corp.(b)	5,597,561	17,600,485

WPG Holdings Ltd.(b)	2,683,280	5,037,306

WT Microelectronics Co. Ltd.	724,000	2,500,767

Yang Ming Marine Transport Corp.	5,904,000	8,312,659

YC INOX Co. Ltd.(b)	780,000	659,655

YFY, Inc.	1,810,000	1,825,111

Yuanta Financial Holding Co. Ltd.	11,805,152	9,160,919

Total Taiwan		780,877,109

Thailand – 1.7%

Bangkok Chain Hospital PCL, NVDR	4,171,900	2,257,094

Banpu PCL, NVDR	6,842,200	1,503,264

Chularat Hospital PCL, NVDR	19,579,600	1,752,956

Dynasty Ceramic PCL, NVDR	14,494,100	676,690

IRPC PCL, NVDR	20,774,600	1,175,302

Kiatnakin Phatra Bank PCL, NVDR	630,900	957,287

Land & Houses PCL, NVDR	10,739,900	2,300,617

Major Cineplex Group PCL, NVDR	1,960,100	753,626

Northeast Rubber PCL, NVDR	4,864,825	606,558

Polyplex Thailand PCL, NVDR	1,078,587	379,153

Precious Shipping PCL, NVDR	2,984,100	794,940

PTT Global Chemical PCL, NVDR	2,825,200	2,676,811

PTT PCL, NVDR	21,408,700	19,696,298

Quality Houses PCL, NVDR	12,126,300	745,978

Ratch Group PCL, NVDR	1,021,500	883,687

Regional Container Lines PCL, NVDR	1,175,200	703,587

Somboon Advance Technology PCL, NVDR	1,207,800	603,693

Star Petroleum Refining PCL, NVDR	7,986,400	1,995,915

Thanachart Capital PCL, NVDR	1,248,300	1,714,109

TTW PCL, NVDR	5,693,077	1,414,963

Total Thailand		43,592,528

Turkey – 0.4%

Dogus Otomotiv Servis ve Ticaret AS	113,350	1,106,005

Ford Otomotiv Sanayi AS	92,283	2,844,397

Iskenderun Demir ve Celik AS*	541,847	822,603

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,526,075	1,644,365

Tofas Turk Otomobil Fabrikasi AS	237,427	2,559,171

Turk Traktor ve Ziraat Makineleri AS	53,552	1,720,930

Total Turkey		10,697,471
TOTAL COMMON STOCKS (Cost: $2,491,825,431)		2,504,737,341

WARRANTS – 0.0%

Thailand – 0.0%

Kiatnakin Phatra Bank PCL, expiring 3/17/24*
(Cost: $0)	46,450	740

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree Global High Dividend Fund(d)
(Cost: $936,039)	19,766	896,216

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e)
(Cost: $21,623,665)	21,623,665	21,623,665

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $2,514,385,135)		2,527,257,962

Other Assets less Liabilities – (0.4)%		(10,179,210)

NET ASSETS – 100.0%		$2,517,078,752
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2023

(b)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $79,416,268 and the total market value of the collateral held by the Fund was $87,171,404. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $65,547,739.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree Global High Dividend Fund	$2,263,456	$4,173,649	$5,338,166	$(237,882)	$35,159	$896,216	$90,102

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/2/2023	1,703,578	USD	55,000,000	TWD	$—	$(237)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	2,504,737,341	—	—		2,504,737,341
Warrants	740	—	—		740
Exchange-Traded Fund	896,216	—	—		896,216
Investment of Cash Collateral for Securities Loaned	—	21,623,665	—		21,623,665
Total Investments in Securities	$2,505,634,297	$21,623,665	$0		$2,527,257,962
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(237)	$—		$(237)
Total – Net	$2,505,634,297	$21,623,428	$0		$2,527,257,725
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS – 98.4%

Brazil – 6.4%

Ambev SA	4,517	$11,831

Banco do Brasil SA	1,422	13,404

BB Seguridade Participacoes SA	2,719	16,954

CCR SA	3,784	9,745

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	845	10,303

CPFL Energia SA	2,831	19,010

Energisa SA	2,418	22,585

Engie Brasil Energia SA	2,395	19,824

Equatorial Energia SA	2,087	13,368

Hypera SA	705	5,231

Klabin SA	4,404	20,950

Raia Drogasil SA	1,282	7,075

Rumo SA	1,576	7,186

Sendas Distribuidora SA	2,339	5,683

Suzano SA	2,264	24,553

Telefonica Brasil SA	1,977	17,056

TIM SA	14,976	44,552

TOTVS SA	2,336	12,601

WEG SA	1,316	9,536

Total Brazil		291,447

Chile – 2.3%

Banco de Chile	250,487	25,373

Banco de Credito e Inversiones SA	1,027	26,160

Cencosud SA	6,486	12,234

Cia Sud Americana de Vapores SA	96,714	5,770

Empresas CMPC SA	13,142	24,068

Enel Chile SA	180,784	10,928

Total Chile		104,533

China – 10.4%

3SBio, Inc.(a)	50,500	42,235

China Resources Pharmaceutical Group Ltd.(a)	46,500	30,874

Jiangsu Expressway Co. Ltd., Class H	36,000	32,498

People’s Insurance Co. Group of China Ltd., Class H	179,000	64,224

PICC Property & Casualty Co. Ltd., Class H	50,000	64,225

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	21,700	33,858

Sinopharm Group Co. Ltd., Class H	16,800	48,693

Tingyi Cayman Islands Holding Corp.	32,000	44,700

Uni-President China Holdings Ltd.	39,000	27,388

Vipshop Holdings Ltd., ADR*	3,621	57,972

Zhejiang Expressway Co. Ltd., Class H	38,000	28,336

Total China		475,003

Czech Republic – 0.3%

CEZ AS	318	13,547

Hungary – 0.5%

MOL Hungarian Oil & Gas PLC	3,293	25,085

India – 24.5%

ABB India Ltd.	356	17,569

Asian Paints Ltd.	727	27,674

Aurobindo Pharma Ltd.	1,679	18,487

Axis Bank Ltd.	1,732	21,623

Bajaj Auto Ltd.	500	30,489

Bank of Baroda	6,778	17,463

Berger Paints India Ltd.	630	4,316

Berger Paints India Ltd.*	126	863

Bharat Electronics Ltd.	10,111	16,839

Bharat Petroleum Corp. Ltd.	6,951	29,012

Bharti Airtel Ltd.	742	8,278

Britannia Industries Ltd.	296	16,173

CG Power & Industrial Solutions Ltd.	2,825	15,043

Cipla Ltd.	1,685	24,068

Coal India Ltd.	9,899	35,190

Colgate-Palmolive India Ltd.	998	24,103

Dr. Reddy’s Laboratories Ltd.	362	24,355

Eicher Motors Ltd.	518	21,502

Grasim Industries Ltd.	1,185	27,718

HCL Technologies Ltd.	2,227	33,115

Hero MotoCorp Ltd.	888	32,693

Hindustan Aeronautics Ltd.	162	3,762

Hindustan Petroleum Corp. Ltd.*	8,116	24,917

ICICI Lombard General Insurance Co. Ltd.(a)	1,269	20,012

Indian Hotels Co. Ltd.	5,398	26,723

Indian Oil Corp. Ltd.	28,033	30,703

Infosys Ltd.	1,396	24,131

InterGlobe Aviation Ltd.*(a)	142	4,072

ITC Ltd.	3,772	20,186

Lupin Ltd.	356	5,021

Mahindra & Mahindra Ltd.	1,765	33,035

Maruti Suzuki India Ltd.	258	32,966

Max Healthcare Institute Ltd.	632	4,318

MRF Ltd.	18	23,257

Nestle India Ltd.	66	17,888

NTPC Ltd.	8,858	26,193

Oil & Natural Gas Corp. Ltd.	13,088	30,237

Pidilite Industries Ltd.	204	5,993

Power Grid Corp. of India Ltd.	11,660	28,047

Samvardhana Motherson International Ltd.	16,507	19,083

SBI Cards & Payment Services Ltd.	1,988	18,939

Siemens Ltd.	448	19,813

State Bank of India	2,775	20,002

Sun Pharmaceutical Industries Ltd.	1,703	23,762

Tata Consultancy Services Ltd.	550	23,371

Tata Elxsi Ltd.	236	20,539

Tata Motors Ltd.	3,227	24,490

Tech Mahindra Ltd.	2,070	30,481

Torrent Pharmaceuticals Ltd.	804	18,677

Tube Investments of India Ltd.	465	16,733

TVS Motor Co. Ltd.	1,551	28,423

United Spirits Ltd.*	345	4,185

Varun Beverages Ltd.	824	9,384

Vedanta Ltd.	4,171	11,178

Wipro Ltd.	5,275	25,793

Total India		1,122,887

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2023

Investments	Shares	Value

Indonesia – 5.3%

Adaro Energy Indonesia Tbk PT	104,800	$19,326

Astra International Tbk PT	57,600	23,200

Bank Central Asia Tbk PT	56,600	32,319

Bank Negara Indonesia Persero Tbk PT	35,000	23,382

Bank Rakyat Indonesia Persero Tbk PT	60,300	20,386

Indah Kiat Pulp & Paper Tbk PT	49,000	35,192

Indofood CBP Sukses Makmur Tbk PT	18,300	13,114

Indofood Sukses Makmur Tbk PT	44,800	19,204

Sumber Alfaria Trijaya Tbk PT	27,300	5,229

Telkom Indonesia Persero Tbk PT	109,700	26,618

United Tractors Tbk PT	13,800	25,225

Total Indonesia		243,195

Malaysia – 4.3%

AMMB Holdings Bhd	22,400	17,652

CIMB Group Holdings Bhd	17,800	20,585

Gamuda Bhd	5,600	5,284

Hong Leong Bank Bhd	5,400	22,427

Hong Leong Financial Group Bhd	6,400	24,127

IHH Healthcare Bhd	5,500	6,853

IOI Corp. Bhd	11,700	9,918

Kuala Lumpur Kepong Bhd	1,600	7,292

Malaysia Airports Holdings Bhd	3,100	4,708

MISC Bhd	7,100	10,706

QL Resources Bhd	5,300	6,163

RHB Bank Bhd	18,788	21,728

Sime Darby Bhd	34,600	16,286

Telekom Malaysia Bhd	24,200	25,255

Total Malaysia		198,984

Mexico – 4.6%

Alfa SAB de CV, Class A	22,419	14,629

America Movil SAB de CV, Series B(b)	33,616	29,189

Arca Continental SAB de CV	2,434	22,168

Coca-Cola Femsa SAB de CV	2,598	20,448

Fibra Uno Administracion SA de CV	4,200	7,021

Fomento Economico Mexicano SAB de CV	1,575	17,249

Gruma SAB de CV, Class B	1,165	20,009

Grupo Bimbo SAB de CV, Series A	2,138	10,337

Grupo Financiero Inbursa SAB de CV, Class O*	14,174	27,951

Promotora y Operadora de Infraestructura SAB de CV	2,893	25,931

Wal-Mart de Mexico SAB de CV	3,700	13,967

Total Mexico		208,899

Philippines – 2.0%

Bank of the Philippine Islands	11,308	22,386

International Container Terminal Services, Inc.	3,750	13,734

Jollibee Foods Corp.	7,610	30,857

Manila Electric Co.	2,270	14,765

Metropolitan Bank & Trust Co.	11,810	11,272

Total Philippines		93,014

Poland – 1.4%

CD Projekt SA	139	3,987

Dino Polska SA*(a)	55	4,473

ORLEN SA	1,536	20,656

Powszechna Kasa Oszczednosci Bank Polski SA*	1,346	10,706

Powszechny Zaklad Ubezpieczen SA	1,563	14,813

Santander Bank Polska SA*	127	10,474

Total Poland		65,109

Russia – 0.0%

LUKOIL PJSC*†	67	0

LUKOIL PJSC, ADR*†	46	0

Magnit PJSC*†	32	0

Magnit PJSC, GDR*†(c)	1	0

MMC Norilsk Nickel PJSC*†	29	0

MMC Norilsk Nickel PJSC, ADR*†	11	0

Mobile TeleSystems PJSC, ADR*†	1,696	0

Novolipetsk Steel PJSC*†	3,110	0

PhosAgro PJSC*†	178	0

PhosAgro PJSC, GDR*†(c)	4	0

Polyus PJSC*†	59	0

Rosneft Oil Co. PJSC*†	1,588	0

Sberbank of Russia PJSC, ADR*†	639	0

Severstal PAO, GDR*†(c)	475	0

VTB Bank PJSC*†	16,536,000	0

X5 Retail Group NV, GDR*†(c)	223	0

Total Russia		0

South Africa – 2.8%

Absa Group Ltd.	1,518	14,087

Bid Corp. Ltd.(b)	557	12,484

Harmony Gold Mining Co. Ltd.	1,113	4,196

MTN Group Ltd.	1,394	8,350

Remgro Ltd.	4,052	31,940

Standard Bank Group Ltd.	2,986	29,119

Woolworths Holdings Ltd.	7,175	25,833

Total South Africa		126,009

South Korea – 9.9%

BGF Retail Co. Ltd.	168	17,555

DB Insurance Co. Ltd.	646	42,799

Doosan Bobcat, Inc.	1,016	38,399

GS Holdings Corp.	642	18,983

Hyundai Glovis Co. Ltd.	165	22,548

Hyundai Motor Co.	341	48,292

Korean Air Lines Co. Ltd.	1,228	19,793

KT Corp.	1,250	30,708

LG Uplus Corp.	3,084	23,677

Meritz Financial Group, Inc.	1,406	57,515

Orion Corp.	259	24,626

Posco International Corp.	199	10,530

Samsung Electronics Co. Ltd.	1,952	98,945

Total South Korea		454,370

Taiwan – 18.7%

Acer, Inc.	14,000	15,743

ASE Technology Holding Co. Ltd.	8,000	27,137

Cheng Shin Rubber Industry Co. Ltd.	19,000	25,015

Chunghwa Telecom Co. Ltd.	6,000	21,561

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2023

Investments	Shares	Value

Compal Electronics, Inc.	31,000	$29,482

Eva Airways Corp.	5,000	4,608

Far EasTone Telecommunications Co. Ltd.	13,000	29,278

Hon Hai Precision Industry Co. Ltd.	8,000	25,774

Lite-On Technology Corp., ADR	14,000	52,694

Novatek Microelectronics Corp.	2,000	26,208

Pegatron Corp.	11,000	26,103

Pou Chen Corp.	12,000	10,650

President Chain Store Corp.	3,000	24,396

Quanta Computer, Inc.	8,000	59,355

Synnex Technology International Corp.	14,000	27,800

Taiwan Business Bank	56,000	22,899

Taiwan Mobile Co. Ltd.	3,000	8,792

Taiwan Semiconductor Manufacturing Co. Ltd.	15,500	251,127

Uni-President Enterprises Corp.	9,000	19,544

United Microelectronics Corp.	16,000	22,404

Wistron Corp.	3,000	9,433

Wiwynn Corp.	1,500	69,469

WPG Holdings Ltd.	15,000	28,159

Zhen Ding Technology Holding Ltd.	6,000	18,290

Total Taiwan		855,921

Thailand – 1.5%

Advanced Info Service PCL, NVDR	300	1,878

Bangkok Dusit Medical Services PCL, NVDR	4,400	3,232

Bumrungrad Hospital PCL, NVDR	900	6,624

Krung Thai Bank PCL, NVDR	36,500	19,046

Minor International PCL, NVDR	22,000	18,881

SCB X PCL, NVDR	6,600	18,579

Total Thailand		68,240

Turkey – 3.5%

Akbank TAS	21,509	26,252

Ford Otomotiv Sanayi AS	700	21,576

Haci Omer Sabanci Holding AS	5,262	11,459

KOC Holding AS	4,076	21,811

Pegasus Hava Tasimaciligi AS*	290	8,718

Tofas Turk Otomobil Fabrikasi AS	1,371	14,777

Turk Hava Yollari AO*	1,251	11,066

Turkiye Is Bankasi AS, Class C	34,503	32,395

Turkiye Sise ve Cam Fabrikalari AS	7,033	14,020

Total Turkey		162,074
TOTAL COMMON STOCKS (Cost: $4,399,163)		4,508,317

PREFERRED STOCKS – 0.9%

Brazil – 0.9%

Cia Energetica de Minas Gerais	5,382	13,344

Petroleo Brasileiro SA	3,945	27,303
TOTAL PREFERRED STOCKS (Cost: $35,057)		40,647

RIGHTS – 0.0%

Chile – 0.0%

Banco de Credito e Inversiones SA, expiring 10/21/23*

(Cost: $0)	131	109

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)

(Cost: $40,796)	40,796	40,796

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $4,475,016)		4,589,869

Other Assets less Liabilities – (0.2)%		(10,687)

NET ASSETS – 100.0%		$4,579,182
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $37,703 and the total market value of the collateral held by the Fund was $40,796.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2023	756	USD	17,410	CZK	$—	$(1)
Bank of America NA	10/4/2023	160,051	CZK	6,973	USD	—	(16)
Bank of America NA	10/4/2023	27,450	HKD	3,505	USD	—	(0)^
Bank of America NA	11/3/2023	11,393	USD	261,828	CZK	26	—
Citibank NA	10/3/2023	5,085,559	PHP	89,692	USD	197	—
Citibank NA	10/3/2023	89,648	USD	5,085,559	PHP	—	(241)
Citibank NA	10/4/2023	207,024	USD	1,014,982	BRL	4,272	—
Citibank NA	10/4/2023	82,218	USD	70,061,610	CLP	3,795	—
Citibank NA	10/4/2023	189,299	USD	2,884,626,557	IDR	2,652	—
Citibank NA	10/4/2023	959,367	USD	30,536,648	TWD	13,275	—
Citibank NA	10/4/2023	2,496,944	ZAR	132,764	USD	—	(237)
Citibank NA	10/5/2023	935,342	USD	77,429,492	INR	2,960	—
Citibank NA	10/5/2023	213,305	USD	17,703,249	INR	128	—
Citibank NA	10/11/2023	56,193	USD	404,619	CNY	797	—
Citibank NA	11/6/2023	92,348	USD	5,237,341	PHP	—	(257)
Goldman Sachs	10/4/2023	1,014,982	BRL	202,956	USD	—	(204)
Goldman Sachs	10/4/2023	70,061,610	CLP	77,985	USD	438	—
Goldman Sachs	10/4/2023	2,769,562	MXN	158,533	USD	807	—
Goldman Sachs	10/4/2023	666,741	MYR	142,518	USD	—	(505)
Goldman Sachs	10/5/2023	522,844,374	KRW	387,608	USD	—	(123)
Goldman Sachs	10/5/2023	386,920	USD	522,844,374	KRW	—	(565)
Goldman Sachs	11/3/2023	384,244	USD	517,633,555	KRW	58	—
Goldman Sachs	11/3/2023	170,481	USD	795,601	MYR	675	—
Goldman Sachs	11/6/2023	225,052	USD	1,130,031	BRL	352	—
Goldman Sachs	11/6/2023	69,052	USD	62,173,940	CLP	—	(375)
Goldman Sachs	11/6/2023	173,546	USD	3,048,615	MXN	—	(887)
HSBC Holdings PLC	10/4/2023	149,188	PLN	34,083	USD	94	—
HSBC Holdings PLC	10/4/2023	2,746,289	TRY	99,748	USD	141	—
HSBC Holdings PLC	10/4/2023	2,413,558	TWD	75,457	USD	—	(679)
HSBC Holdings PLC	10/4/2023	28,123,090	TWD	875,604	USD	—	(4,290)
HSBC Holdings PLC	10/4/2023	6,973	USD	154,773	CZK	245	—
HSBC Holdings PLC	10/4/2023	34,083	USD	140,280	PLN	1,947	—
HSBC Holdings PLC	10/4/2023	101,450	USD	3,538,073	THB	4,276	—
HSBC Holdings PLC	10/5/2023	95,132,741	INR	1,145,212	USD	347	—
HSBC Holdings PLC	10/5/2023	522,844,374	KRW	386,919	USD	565	—
HSBC Holdings PLC	10/5/2023	395,750	USD	522,844,374	KRW	8,265	—
HSBC Holdings PLC	10/11/2023	3,399,287	CNY	475,259	USD	—	(9,861)
HSBC Holdings PLC	10/11/2023	408,750	USD	2,994,668	CNY	—	(1,251)
HSBC Holdings PLC	11/3/2023	481,595	USD	3,454,241	CNY	7,722	—
HSBC Holdings PLC	11/3/2023	1,137,038	USD	94,590,181	INR	—	(452)
HSBC Holdings PLC	11/3/2023	105,452	USD	2,997,724	TRY	—	(23)
HSBC Holdings PLC	11/3/2023	862,942	USD	27,668,938	TWD	2,576	—
HSBC Holdings PLC	11/6/2023	55,444	USD	242,915	PLN	—	(153)
Merrill Lynch International	10/3/2023	76,918	THB	2,111	USD	2	—
Morgan Stanley & Co. International	10/4/2023	158,533	USD	2,665,245	MXN	5,194	—
Morgan Stanley & Co. International	10/4/2023	144,160	USD	666,741	MYR	2,147	—
Morgan Stanley & Co. International	10/4/2023	222,009	USD	4,170,963	ZAR	632	—
Morgan Stanley & Co. International	10/4/2023	1,683,326	ZAR	89,245	USD	99	—
Morgan Stanley & Co. International	11/3/2023	105,950	USD	2,003,716	ZAR	—	(120)
UBS AG	10/4/2023	5,883,896	HUF	15,947	USD	92	—
UBS AG	10/4/2023	2,884,626,557	IDR	186,397	USD	250	—
UBS AG	10/4/2023	1,366,077	THB	38,289	USD	—	(769)
UBS AG	10/4/2023	2,171,996	THB	59,392	USD	262	—
UBS AG	10/4/2023	15,947	USD	5,607,094	HUF	662	—
UBS AG	10/4/2023	99,748	USD	2,720,342	TRY	803	—

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	11/3/2023	204,425	USD	3,164,937,874	IDR	$—	$(347)
UBS AG	11/3/2023	55,129	USD	2,011,485	THB	—	(257)
UBS AG	11/6/2023	16,554	USD	6,146,144	HUF	—	(97)
						$66,753	$(21,710)
^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	4,508,317	—	—		4,508,317
Preferred Stocks	40,647	—	—		40,647
Rights	109	—	—		109
Investment of Cash Collateral for Securities Loaned	—	40,796	—		40,796
Total Investments in Securities	$4,549,073	$40,796	$0		$4,589,869
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$66,753	$—		$66,753
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(21,710)	$—		$(21,710)
Total – Net	$4,549,073	$85,839	$0		$4,634,912

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 97.7%

Brazil – 5.1%

Ambev SA	113,608	$297,571

Banco do Brasil SA	26,430	249,134

BB Seguridade Participacoes SA	37,551	234,150

CCR SA	144,445	371,992

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,851	412,756

Engie Brasil Energia SA	47,967	397,042

Klabin SA	113,351	539,217

Lojas Renner SA	28,011	74,991

Raia Drogasil SA	44,747	246,926

Suzano SA	20,959	227,294

TIM SA	110,244	327,966

TOTVS SA	35,572	191,889

Ultrapar Participacoes SA	82,216	307,990

Vale SA	67,668	913,650

WEG SA	44,387	321,649

Total Brazil		5,114,217

Chile – 1.8%

Banco de Chile	2,092,037	211,909

Banco de Credito e Inversiones SA	12,307	313,492

Banco Santander Chile	4,419,280	203,563

Cencosud SA	154,540	291,487

Cia Sud Americana de Vapores SA	2,620,061	156,321

Empresas CMPC SA	226,664	415,117

Empresas Copec SA	30,310	213,749

Total Chile		1,805,638

China – 0.5%

Airtac International Group	11,767	356,869

Silergy Corp.	15,000	141,494

Total China		498,363

Czech Republic – 0.3%

CEZ AS	7,133	303,875

Hungary – 0.5%

MOL Hungarian Oil & Gas PLC	26,128	199,036

Richter Gedeon Nyrt	10,529	255,921

Total Hungary		454,957

India – 27.2%

ABB India Ltd.	6,484	319,998

Adani Enterprises Ltd.	13,966	405,973

Adani Ports & Special Economic Zone Ltd.	50,671	503,499

Apollo Hospitals Enterprise Ltd.	4,573	282,931

Asian Paints Ltd.	10,169	387,093

Aurobindo Pharma Ltd.	22,762	250,628

Bajaj Auto Ltd.	6,478	395,016

Berger Paints India Ltd.	25,197	172,605

Berger Paints India Ltd.*	5,039	34,521

Bharat Electronics Ltd.	248,913	414,549

Bharat Forge Ltd.	19,474	255,991

Britannia Industries Ltd.	7,887	430,924

Cipla Ltd.	56,747	810,566

Coal India Ltd.	76,878	273,291

Colgate-Palmolive India Ltd.	14,746	356,134

Container Corp. of India Ltd.	19,170	165,334

Dabur India Ltd.	30,772	204,402

Divi’s Laboratories Ltd.	5,295	240,079

Dr. Reddy’s Laboratories Ltd.	3,921	263,804

Eicher Motors Ltd.	4,735	196,545

Grasim Industries Ltd.	21,971	513,919

Havells India Ltd.	23,766	397,511

HCL Technologies Ltd.	26,246	390,271

Hero MotoCorp Ltd.	5,844	215,153

Hindalco Industries Ltd.	45,987	272,822

Hindustan Unilever Ltd.	19,483	578,475

ICICI Bank Ltd.	65,041	745,564

Indian Hotels Co. Ltd.	66,379	328,613

Indian Railway Catering & Tourism Corp. Ltd.	17,710	145,203

Indraprastha Gas Ltd.	39,394	215,777

Infosys Ltd.	67,120	1,160,235

ITC Ltd.	120,814	646,543

Jindal Steel & Power Ltd.	45,160	381,412

Jubilant Foodworks Ltd.	39,091	250,953

Kotak Mahindra Bank Ltd.	19,816	414,187

Larsen & Toubro Ltd.	18,325	667,217

LTIMindtree Ltd.(a)	2,879	180,623

Mahindra & Mahindra Ltd.	17,791	332,987

Maruti Suzuki India Ltd.	4,384	560,166

Mphasis Ltd.	6,979	199,736

MRF Ltd.	215	277,796

Nestle India Ltd.	2,172	588,683

NTPC Ltd.	150,181	444,080

Oil & Natural Gas Corp. Ltd.	116,829	269,910

Page Industries Ltd.	499	234,225

Petronet LNG Ltd.	119,743	346,001

PI Industries Ltd.	4,952	205,913

Pidilite Industries Ltd.	13,414	394,063

Power Grid Corp. of India Ltd.	231,060	555,800

Reliance Industries Ltd.	53,908	1,522,307

SBI Cards & Payment Services Ltd.	29,955	285,369

Siemens Ltd.	7,858	347,520

SRF Ltd.	7,103	192,404

State Bank of India	63,226	455,724

Sun Pharmaceutical Industries Ltd.	40,901	570,680

Tata Consultancy Services Ltd.	22,589	959,855

Tata Consumer Products Ltd.	23,896	252,337

Tata Elxsi Ltd.	2,145	186,681

Tata Power Co. Ltd.	141,467	446,848

Tech Mahindra Ltd.	30,822	453,860

Titan Co. Ltd.	8,846	335,427

Torrent Pharmaceuticals Ltd.	13,976	324,671

Trent Ltd.	10,371	259,789

Tube Investments of India Ltd.	10,693	384,795

TVS Motor Co. Ltd.	28,434	521,077

UltraTech Cement Ltd.	4,394	436,793

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2023

Investments	Shares	Value

UPL Ltd.	29,850	$221,517

Varun Beverages Ltd.	44,196	503,318

Wipro Ltd.	50,565	247,250

Total India		27,185,943

Indonesia – 2.8%

Adaro Energy Indonesia Tbk PT	982,800	181,235

Aneka Tambang Tbk	1,621,100	190,378

Astra International Tbk PT	522,000	210,252

Bank Central Asia Tbk PT	820,900	468,744

Bank Mandiri Persero Tbk PT	871,800	339,864

Bank Negara Indonesia Persero Tbk PT	287,700	192,203

Bank Rakyat Indonesia Persero Tbk PT	1,174,700	397,141

Kalbe Farma Tbk PT	3,182,631	361,405

Sumber Alfaria Trijaya Tbk PT	1,341,900	257,006

United Tractors Tbk PT	99,400	181,692

Total Indonesia		2,779,920

Malaysia – 3.2%

CIMB Group Holdings Bhd	387,900	448,602

Gamuda Bhd	357,703	337,495

IHH Healthcare Bhd	129,000	160,726

IOI Corp. Bhd	218,800	185,469

Kuala Lumpur Kepong Bhd	39,500	180,033

MR DIY Group M Bhd(a)	333,600	107,286

Petronas Chemicals Group Bhd	115,700	177,175

Petronas Dagangan Bhd	57,600	274,552

PPB Group Bhd	79,800	263,097

Press Metal Aluminium Holdings Bhd	207,300	207,951

QL Resources Bhd	225,400	262,113

RHB Bank Bhd	136,178	157,488

Sime Darby Plantation Bhd	243,300	221,782

Telekom Malaysia Bhd	185,400	193,485

Total Malaysia		3,177,254

Mexico – 5.5%

Alfa SAB de CV, Class A	251,916	164,383

America Movil SAB de CV, Series B	708,058	614,817

Arca Continental SAB de CV	40,161	365,779

Coca-Cola Femsa SAB de CV	49,293	387,968

Fibra Uno Administracion SA de CV	226,565	378,727

Fomento Economico Mexicano SAB de CV	59,578	652,501

Grupo Aeroportuario del Pacifico SAB de CV, Class B	19,713	324,918

Grupo Aeroportuario del Sureste SAB de CV, Class B	13,915	341,547

Grupo Bimbo SAB de CV, Series A	193,095	933,558

Grupo Financiero Banorte SAB de CV, Class O	43,002	361,540

Grupo Mexico SAB de CV, Series B	98,322	466,702

Orbia Advance Corp. SAB de CV	86,304	179,824

Promotora y Operadora de Infraestructura SAB de CV	37,533	336,422

Total Mexico		5,508,686

Philippines – 2.1%

Bank of the Philippine Islands	170,160	336,855

International Container Terminal Services, Inc.	170,860	625,746

Jollibee Foods Corp.	36,730	148,930

Metropolitan Bank & Trust Co.	176,700	168,655

PLDT, Inc.	13,220	274,793

SM Investments Corp.	19,070	284,317

Universal Robina Corp.	119,910	252,003

Total Philippines		2,091,299

Poland – 0.5%

LPP SA	99	294,842

ORLEN SA	19,137	257,349

Total Poland		552,191

Russia – 0.0%

MMC Norilsk Nickel PJSC*†	993	0

MMC Norilsk Nickel PJSC, ADR*†	3	0

Mobile TeleSystems PJSC, ADR*†	24,869	0

Novolipetsk Steel PJSC*†	71,650	0

PhosAgro PJSC*†	2,975	0

PhosAgro PJSC, GDR*†(b)	60	0

Polyus PJSC*†	1,334	0

Severstal PAO, GDR*†(b)	8,497	0

Surgutneftegas PJSC*†	341,560	0

Surgutneftegas PJSC, ADR*†	749	0

TCS Group Holding PLC, GDR*†(b)	2,248	0

Total Russia		0

Saudi Arabia – 5.0%

Alinma Bank	22,741	202,522

Arab National Bank	42,265	270,464

Bank Al-Jazira*	21,769	97,513

Bank AlBilad	31,521	355,514

Banque Saudi Fransi	32,128	312,675

Bupa Arabia for Cooperative Insurance Co.	4,189	232,322

Dallah Healthcare Co.	7,250	275,660

Dr. Sulaiman Al Habib Medical Services Group Co.	4,591	288,403

Etihad Etisalat Co.	28,395	337,292

Mouwasat Medical Services Co.	5,551	152,449

Nahdi Medical Co.	6,029	231,807

SABIC Agri-Nutrients Co.	6,902	244,762

Sahara International Petrochemical Co.	20,795	209,589

Saudi Awwal Bank	39,534	363,669

Saudi Basic Industries Corp.	13,209	290,563

Saudi National Bank	74,770	653,910

Saudi Telecom Co.	43,110	432,198

Total Saudi Arabia		4,951,312

South Africa – 6.3%

Absa Group Ltd.	48,776	452,642

Anglo American Platinum Ltd.	3,902	146,218

Bid Corp. Ltd.(c)	21,018	471,079

Bidvest Group Ltd.(c)	17,286	250,288

Capitec Bank Holdings Ltd.(c)	2,595	236,413

Clicks Group Ltd.	14,327	196,698

Exxaro Resources Ltd.(c)	37,592	343,966

FirstRand Ltd.	93,664	317,493

Foschini Group Ltd.(c)	70,129	368,115

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2023

Investments	Shares	Value

Gold Fields Ltd.(c)	26,954	$293,742

Mr Price Group Ltd.	15,754	116,194

Nedbank Group Ltd.	32,940	353,767

OUTsurance Group Ltd.(c)	179,832	408,167

Pepkor Holdings Ltd.(a)	418,698	383,374

Remgro Ltd.	25,069	197,604

Sanlam Ltd.	123,630	430,947

Shoprite Holdings Ltd.(c)	19,661	250,300

Standard Bank Group Ltd.	58,440	569,901

Woolworths Holdings Ltd.	128,894	464,074

Total South Africa		6,250,982

South Korea – 12.6%

BGF Retail Co. Ltd.	1,569	163,946

Cheil Worldwide, Inc.	15,632	232,267

CJ CheilJedang Corp.	569	129,452

DB Insurance Co. Ltd.	4,591	304,162

Doosan Bobcat, Inc.	9,065	342,608

Ecopro BM Co. Ltd.	2,911	545,786

F&F Co. Ltd.	3,709	310,595

GS Holdings Corp.	12,276	362,985

Hana Financial Group, Inc.	13,055	410,690

Hankook Tire & Technology Co. Ltd.	10,524	308,841

Hanmi Pharm Co. Ltd.	1,273	282,071

HD Hyundai Co. Ltd.	6,353	312,142

HMM Co. Ltd.	27,514	331,538

Hyundai Glovis Co. Ltd.	3,434	469,268

Hyundai Motor Co.	4,107	581,627

Industrial Bank of Korea	23,309	193,637

Kakao Corp.	7,837	255,251

Kia Corp.	6,482	391,014

Korean Air Lines Co. Ltd.	21,279	342,981

Kumho Petrochemical Co. Ltd.	4,408	438,056

L&F Co. Ltd.	2,683	344,770

LG Innotek Co. Ltd.	1,564	283,384

LG Uplus Corp.	12,982	99,669

NCSoft Corp.	1,271	209,573

Orion Corp.	3,774	358,829

Pan Ocean Co. Ltd.	47,967	176,313

S-Oil Corp.	2,236	131,237

Samsung Electro-Mechanics Co. Ltd.	2,236	227,676

Samsung Electronics Co. Ltd.	72,331	3,666,400

Samsung SDS Co. Ltd.	4,054	406,181

Total South Korea		12,612,949

Taiwan – 16.5%

Accton Technology Corp.	38,000	580,350

Advantech Co. Ltd.	39,280	419,808

ASE Technology Holding Co. Ltd.	109,000	369,743

Delta Electronics, Inc.	56,000	562,940

Eclat Textile Co. Ltd.	17,000	256,471

Eva Airways Corp.	227,000	209,205

Feng TAY Enterprise Co. Ltd.	67,200	380,961

Fubon Financial Holding Co. Ltd.	166,740	313,537

Hua Nan Financial Holdings Co. Ltd.	287,000	182,262

Lite-On Technology Corp., ADR	151,000	568,346

MediaTek, Inc.	27,000	614,767

Micro-Star International Co. Ltd.	90,000	457,242

momo.com, Inc.	3,280	51,008

Nan Ya Printed Circuit Board Corp.	26,000	214,650

Nien Made Enterprise Co. Ltd.	38,000	364,926

Pou Chen Corp.	171,000	151,768

Powerchip Semiconductor Manufacturing Corp.	217,000	178,478

Quanta Computer, Inc.	99,000	734,515

Realtek Semiconductor Corp.	47,000	575,115

Ruentex Development Co. Ltd.	193,950	211,491

SinoPac Financial Holdings Co. Ltd.	647,700	349,127

Synnex Technology International Corp.	257,000	510,330

Taiwan Semiconductor Manufacturing Co. Ltd.	361,291	5,853,540

Unimicron Technology Corp.	58,000	311,736

United Microelectronics Corp.	311,000	435,470

Voltronic Power Technology Corp.	7,000	343,706

Walsin Lihwa Corp.	143,000	163,021

Winbond Electronics Corp.	303,000	237,478

Wiwynn Corp.	12,000	555,753

Zhen Ding Technology Holding Ltd.	89,000	271,297

Total Taiwan		16,429,041

Thailand – 3.3%

Bangkok Dusit Medical Services PCL, NVDR	461,800	339,256

Banpu PCL, NVDR	1,994,600	438,223

Bumrungrad Hospital PCL, NVDR	57,300	421,734

Delta Electronics Thailand PCL, NVDR	269,000	611,322

Gulf Energy Development PCL, NVDR	225,400	281,653

Indorama Ventures PCL, NVDR	334,800	239,061

PTT Exploration & Production PCL, NVDR	118,700	557,438

Thai Oil PCL, NVDR	295,300	409,547

Total Thailand		3,298,234

Turkey – 4.5%

Aselsan Elektronik Sanayi Ve Ticaret AS	346,415	515,547

BIM Birlesik Magazalar AS	41,294	413,769

Ford Otomotiv Sanayi AS	25,801	795,252

Haci Omer Sabanci Holding AS	129,571	282,159

KOC Holding AS	72,038	385,482

Turkcell Iletisim Hizmetleri AS*	224,456	436,385

Turkiye Petrol Rafinerileri AS	131,653	763,554

Turkiye Sise ve Cam Fabrikalari AS	249,309	496,981

Yapi ve Kredi Bankasi AS	582,023	391,908

Total Turkey		4,481,037
TOTAL COMMON STOCKS (Cost: $89,111,610)		97,495,898

PREFERRED STOCKS – 2.3%

Brazil – 0.7%

Cia Energetica de Minas Gerais	121,181	300,459

Itausa SA	192,193	347,508

Total Brazil		647,967

Chile – 0.2%

Sociedad Quimica y Minera de Chile SA, Class B	3,531	208,899

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2023

Investments	Shares	Value

South Korea – 1.4%

Hyundai Motor Co.	8,525	$666,539

Samsung Electronics Co. Ltd.	18,916	763,985

Total South Korea		1,430,524
TOTAL PREFERRED STOCKS (Cost: $2,432,640)		2,287,390

RIGHTS – 0.0%

Chile – 0.0%

Banco de Credito e Inversiones SA, expiring 10/21/23*
(Cost: $0)	1,597	1,329

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%

United States – 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $1,437,125)	1,437,125	1,437,125

TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $92,981,375)		101,221,742

Other Assets less Liabilities – (1.4)%		(1,433,429)

NET ASSETS – 100.0%		$99,788,313
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,097,614 and the total market value of the collateral held by the Fund was $2,216,472. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $779,347.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/4/2023	54,296	USD	72,517,562	KRW	$555	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	97,495,898	—	—		97,495,898
Preferred Stocks	2,287,390	—	—		2,287,390
Rights	1,329	—	—		1,329
Investment of Cash Collateral for Securities Loaned	—	1,437,125	—		1,437,125
Total Investments in Securities	$99,784,617	$1,437,125	$0		$101,221,742
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$555	$—		$555
Total – Net	$99,784,617	$1,437,680	$0		$101,222,297
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 5.8%

AES Brasil Energia SA*	165,692	$361,164

Aliansce Sonae Shopping Centers SA	152,299	687,372

Alupar Investimento SA	933,644	5,364,741

Arezzo Industria e Comercio SA	114,387	1,484,572

Armac Locacao Logistica E Servicos SA	165,756	425,219

Blau Farmaceutica SA	93,356	298,429

BrasilAgro – Co. Brasileira de Propriedades Agricolas	598,755	3,435,676

Camil Alimentos SA	8,388	12,887

Cia Brasileira de Aluminio	753,784	688,243

Cia Brasileira de Distribuicao*	12,501	8,742

Cia de Saneamento de Minas Gerais Copasa MG	394,009	1,362,642

Cia de Saneamento do Parana	1,976,241	9,025,987

Cia Energetica de Minas Gerais	1,450,712	5,535,962

Cia Paranaense de Energia	1,334,611	11,863,031

Cielo SA	3,331,451	2,336,249

CM Hospitalar SA	291,999	977,180

Cruzeiro do Sul Educacional SA	288,121	241,195

Cyrela Brazil Realty SA Empreendimentos e Participacoes	651,154	2,637,036

Dexco SA	3,445,507	5,300,568

Energisa SA	1,723,876	16,101,495

Even Construtora e Incorporadora SA	480,108	591,838

Ez Tec Empreendimentos e Participacoes SA	331,668	1,247,101

Fleury SA	654,246	1,980,306

GPS Participacoes e Empreendimentos SA(a)	572,020	1,964,562

Grendene SA	1,325,362	1,774,140

Grupo De Moda Soma SA	332,424	441,665

Grupo SBF SA	163,800	223,191

Guararapes Confeccoes SA*	439,232	463,347

Iguatemi SA	293,154	1,186,040

Iochpe Maxion SA	298,900	818,135

Irani Papel e Embalagem SA	5,217	13,206

Jalles Machado SA	508,318	869,336

JHSF Participacoes SA	15,450	14,693

Kepler Weber SA	1,338,912	3,097,699

LOG Commercial Properties e Participacoes SA	214,777	873,663

M Dias Branco SA	498,802	3,640,461

Mahle Metal Leve SA	443,045	4,270,942

Minerva SA	1,511,337	2,442,803

Movida Participacoes SA	819,955	1,946,189

MRV Engenharia e Participacoes SA*	1,346,939	2,871,382

Multilaser Industrial SA*	732,371	403,849

Multiplan Empreendimentos Imobiliarios SA	659,841	3,239,090

Odontoprev SA	413,968	900,686

Petroreconcavo SA	123,415	516,325

Porto Seguro SA	1,031,579	5,418,407

Portobello SA	5,060	5,884

Positivo Tecnologia SA	2,997	4,311

Qualicorp Consultoria e Corretora de Seguros SA	161,378	99,306

Santos Brasil Participacoes SA	4,502,369	7,709,043

Sao Martinho SA	975,635	7,652,727

SIMPAR SA	1,302,096	2,299,714

SLC Agricola SA	505,485	3,978,074

Transmissora Alianca de Energia Eletrica SA	3,221,560	22,244,289

Ultrapar Participacoes SA	1,382,877	5,180,401

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	365,585	712,150

Vivara Participacoes SA	230,049	1,234,539

Wilson Sons SA	738,467	2,065,559

YDUQS Participacoes SA	70,081	278,213

Total Brazil		162,821,656

Chile – 0.6%

Aguas Andinas SA, Class A	16,277,123	4,882,499

Banco Itau Chile SA	235,346	2,258,173

Cencosud Shopping SA	1,349,110	2,038,729

Empresa Nacional de Telecomunicaciones SA	1,399,316	4,683,444

Parque Arauco SA	1,625,039	2,324,187

Ripley Corp. SA	10,915,589	2,021,709

Vina Concha y Toro SA	37,190	41,141

Total Chile		18,249,882

China – 17.0%

3SBio, Inc.(a)	1,947,500	1,628,750

A-Living Smart City Services Co. Ltd.*(a)(b)	4,236,750	2,391,062

Aluminum Corp. of China Ltd., Class H	4,554,000	2,546,847

Anhui Expressway Co. Ltd., Class H	5,630,000	5,887,460

Anhui Guangxin Agrochemical Co. Ltd., Class A	1,552,399	4,274,251

Anhui Zhongding Sealing Parts Co. Ltd., Class A	150,500	249,534

AsiaInfo Technologies Ltd.(a)	1,886,800	2,115,222

BAIC Motor Corp. Ltd., Class H(a)	17,611,000	5,329,273

Bank of Guiyang Co. Ltd., Class A	18,112,588	13,896,904

Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	1,136,800	443,127

Beijing GeoEnviron Engineering & Technology, Inc., Class A	129,400	166,951

Beijing Jingneng Clean Energy Co. Ltd., Class H	10,160,000	2,114,545

Beijing Originwater Technology Co. Ltd., Class A	967,478	681,215

Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	83,400	124,543

Binjiang Service Group Co. Ltd.	91,500	203,753

CanSino Biologics, Inc., Class H*(a)	147,600	459,845

Chengdu XGimi Technology Co. Ltd., Class A	3,482	58,889

China Automotive Engineering Research Institute Co. Ltd., Class A	831,423	2,310,856

China Cinda Asset Management Co. Ltd., Class H	93,326,000	9,413,809

China Communications Services Corp. Ltd., Class H	16,486,000	6,925,431

China Datang Corp. Renewable Power Co. Ltd., Class H	825,000	195,931

China East Education Holdings Ltd.(a)	4,285,500	1,761,948

China Galaxy Securities Co. Ltd., Class H	46,132,500	23,797,098

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value

China International Capital Corp. Ltd., Class H(a)	3,820,400	$7,004,851

China International Marine Containers Group Co. Ltd., Class A	13,297,654	12,958,631

China International Marine Containers Group Co. Ltd., Class H	3,646,700	2,104,622

China Kepei Education Group Ltd.	3,762,000	1,008,727

China Kings Resources Group Co. Ltd., Class A	33,400	135,695

China Meheco Co. Ltd., Class A	118,000	200,506

China Merchants Securities Co. Ltd., Class H(a)	4,004,800	3,507,847

China Minsheng Banking Corp. Ltd., Class H	54,983,500	18,814,939

China National Gold Group Gold Jewellery Co. Ltd., Class A	269,300	407,697

China New Higher Education Group Ltd.(a)	8,605,000	2,362,245

China Nonferrous Mining Corp. Ltd.	9,991,000	6,416,713

China Oilfield Services Ltd., Class H	842,000	1,010,591

China Railway Group Ltd., Class H	20,336,000	10,490,170

China Railway Signal & Communication Corp. Ltd., Class H(a)	10,552,000	3,368,297

China Reinsurance Group Corp., Class H	4,035,000	244,722

China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	24,100	103,171

China Resources Double Crane Pharmaceutical Co. Ltd., Class A	217,800	521,949

China Resources Medical Holdings Co. Ltd.	2,310,500	1,513,418

China Risun Group Ltd.	9,230,000	3,889,119

China South Publishing & Media Group Co. Ltd., Class A	5,113,600	8,422,359

China Suntien Green Energy Corp. Ltd., Class H	9,422,000	3,260,228

China XLX Fertiliser Ltd.	3,118,000	1,568,585

China Yongda Automobiles Services Holdings Ltd.	12,950,500	5,010,312

Chongqing Rural Commercial Bank Co. Ltd., Class H	18,959,000	6,995,986

CIMC Enric Holdings Ltd.	12,000	10,465

CMOC Group Ltd., Class H	8,502,000	5,460,403

CSC Financial Co. Ltd., Class H(a)	5,985,500	6,060,511

DHC Software Co. Ltd., Class A	135,500	120,887

Dian Diagnostics Group Co. Ltd., Class A	21,800	70,315

Dongyue Group Ltd.	5,254,000	3,951,309

East Group Co. Ltd., Class A	100,400	84,887

EEKA Fashion Holdings Ltd.	2,127,500	4,031,244

Electric Connector Technology Co. Ltd., Class A	49,400	240,974

Estun Automation Co. Ltd., Class A	35,500	107,488

Everbright Securities Co. Ltd., Class H(a)	1,985,600	1,432,438

Excellence Commercial Property & Facilities Management Group Ltd.	27,000	6,964

Fu Shou Yuan International Group Ltd.	1,538,000	1,072,222

Fufeng Group Ltd.(b)	14,076,000	7,925,989

Fuyao Glass Industry Group Co. Ltd., Class H(a)	1,935,200	8,870,660

G-bits Network Technology Xiamen Co. Ltd., Class A	281,678	14,135,416

Ganfeng Lithium Group Co. Ltd., Class H(a)	183,800	754,505

GF Securities Co. Ltd., Class H	6,217,000	8,350,880

Giant Network Group Co. Ltd., Class A	233,400	414,535

Goldwind Science & Technology Co. Ltd.	2,231,800	1,125,610

Grandblue Environment Co. Ltd., Class A	61,627	146,164

Greentown Management Holdings Co. Ltd.(a)	1,244,000	900,615

Guangzhou Automobile Group Co. Ltd., Class H	11,604,000	5,733,956

Guangzhou Haige Communications Group, Inc. Co., Class A	425,600	658,342

Guangzhou Zhujiang Brewery Co. Ltd., Class A	114,200	136,368

Guizhou Panjiang Refined Coal Co. Ltd., Class A	2,197,800	1,861,226

Haitong Securities Co. Ltd., Class H	19,707,600	11,826,800

Henan Mingtai Al Industrial Co. Ltd., Class A	75,500	135,337

Hisense Home Appliances Group Co. Ltd., Class H(b)	1,096,000	2,805,825

Huagong Tech Co. Ltd., Class A	63,700	294,380

Huatai Securities Co. Ltd., Class H(a)	7,576,200	9,673,577

Huaxi Securities Co. Ltd., Class A	246,800	281,835

IKD Co. Ltd., Class A	102,700	345,211

Jiangsu Azure Corp., Class A	60,400	75,358

Jiangsu Expressway Co. Ltd., Class H	8,666,000	7,823,007

Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	547,700	1,992,866

Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	747,280	1,098,496

Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	172,100	216,609

Jiangxi Jovo Energy Co. Ltd., Class A	46,200	151,109

Jingjin Equipment, Inc., Class A	508,634	1,857,702

Jiumaojiu International Holdings Ltd.(a)(b)	378,000	514,499

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	273,600	465,279

Kangji Medical Holdings Ltd.	1,496,000	1,287,440

KingClean Electric Co. Ltd., Class A	82,182	300,720

Laobaixing Pharmacy Chain JSC, Class A	55,900	196,109

Legend Holdings Corp., Class H(a)	3,663,900	3,298,135

Lianhe Chemical Technology Co. Ltd., Class A	191,500	219,473

Livzon Pharmaceutical Group, Inc., Class A	1,451,666	7,360,195

Livzon Pharmaceutical Group, Inc., Class H	1,061,000	3,474,869

Luenmei Quantum Co. Ltd., Class A	913,571	762,380

Metallurgical Corp. of China Ltd., Class H	15,416,000	3,247,815

Minth Group Ltd.	1,836,000	4,723,712

Nanjing Iron & Steel Co. Ltd., Class A	20,593,100	10,458,013

NetDragon Websoft Holdings Ltd.	2,504,500	4,630,472

Ningbo Sanxing Medical Electric Co. Ltd., Class A	266,900	663,793

Northeast Securities Co. Ltd., Class A	238,100	250,004

Pharmaron Beijing Co. Ltd., Class H(a)	271,250	645,582

Poly Property Services Co. Ltd., Class H	1,200	4,849

Pop Mart International Group Ltd.(a)	805,400	2,380,665

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value

Qingdao Haier Biomedical Co. Ltd., Class A	3,609	$18,967

S-Enjoy Service Group Co. Ltd.(b)	1,179,000	626,243

SCE Intelligent Commercial Management Holdings Ltd.*	1,422,000	187,013

Sealand Securities Co. Ltd., Class A	484,500	248,044

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	157,533	387,468

Shandong Dongyue Organosilicon Material Co. Ltd., Class A	187,235	230,518

Shandong Gold Mining Co. Ltd., Class H(a)	744,500	1,408,797

Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	181,700	877,856

Shandong Pharmaceutical Glass Co. Ltd., Class A	52,200	199,536

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,411,000	3,314,977

Shanghai Huace Navigation Technology Ltd., Class A	371,900	1,498,166

Shanghai Huafon Aluminium Corp., Class A	58,500	122,849

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,899,000	4,523,297

Shanghai Tunnel Engineering Co. Ltd., Class A	769,100	618,595

Shanxi Coking Co. Ltd., Class A	517,300	372,758

Shanxi Securities Co. Ltd., Class A	539,400	425,701

Shenwan Hongyuan Group Co. Ltd., Class H(a)	13,566,400	2,563,669

Shenzhen Expressway Corp. Ltd., Class H(b)	6,130,000	5,009,289

Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	55,800	94,203

Shenzhen Kinwong Electronic Co. Ltd., Class A	99,700	293,527

Shenzhen Sunlord Electronics Co. Ltd., Class A	104,600	412,901

Shenzhen Yinghe Technology Co. Ltd., Class A	134,000	427,799

Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	406,000	286,428

Shui On Land Ltd.	46,695,500	4,233,202

Simcere Pharmaceutical Group Ltd.(a)	443,000	362,009

Sinocare, Inc., Class A	190,900	672,339

Sinoma International Engineering Co., Class A	593,500	918,873

Sinopec Engineering Group Co. Ltd., Class H	16,510,000	7,441,447

Sinopharm Group Co. Ltd., Class H	6,170,400	17,884,418

Sinotrans Ltd., Class A	4,439,800	3,028,625

Sinotrans Ltd., Class H	23,960,000	8,749,606

Skyworth Digital Co. Ltd., Class A	166,800	312,274

Sonoscape Medical Corp., Class A	9,700	64,931

Sun Art Retail Group Ltd.	4,483,000	950,194

Suofeiya Home Collection Co. Ltd., Class A	1,688,900	4,390,456

SY Holdings Group Ltd.(b)	1,635,000	1,060,516

Tangshan Port Group Co. Ltd., Class A	36,959,210	18,718,661

Tian Di Science & Technology Co. Ltd., Class A	1,469,894	1,095,498

Tian Lun Gas Holdings Ltd.	294,500	145,899

Tiangong International Co. Ltd.	4,034,000	1,313,444

Tofflon Science & Technology Group Co. Ltd., Class A	56,200	146,329

Toly Bread Co. Ltd., Class A	277,382	319,804

Tong Ren Tang Technologies Co. Ltd., Class H	1,155,888	919,474

TravelSky Technology Ltd., Class H	597,000	1,035,165

Wanxiang Qianchao Co. Ltd., Class A	683,254	487,653

West China Cement Ltd.	20,692,000	1,928,684

Wolong Electric Group Co. Ltd., Class A	170,400	281,359

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,593,871	4,924,412

Wuxi NCE Power Co. Ltd., Class A	11,900	55,696

Xi’an Triangle Defense Co. Ltd., Class A	23,900	105,136

Xiamen Xiangyu Co. Ltd., Class A	4,816,540	4,502,026

Xiangcai Co. Ltd., Class A	254,700	273,726

Xianhe Co. Ltd., Class A	50,700	127,763

Xinjiang Zhongtai Chemical Co. Ltd., Class A	228,700	214,394

Xinxiang Richful Lube Additive Co. Ltd., Class A	19,760	121,206

Xinyi Energy Holdings Ltd.(b)	13,273,313	2,830,293

Xuji Electric Co. Ltd., Class A	59,700	158,883

Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Ltd., Class A	161,200	747,174

Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Ltd., Class H(a)	3,000	4,122

Yihai International Holding Ltd.	610,000	1,051,476

Yonfer Agricultural Technology Co. Ltd., Class A	166,100	243,254

Yunnan Copper Co. Ltd., Class A	1,535,400	2,480,411

Zhejiang Crystal-Optech Co. Ltd., Class A	266,900	408,826

Zhejiang Dingli Machinery Co. Ltd., Class A	161,800	1,171,458

Zhejiang Expressway Co. Ltd., Class H(b)	10,738,000	8,007,038

Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	1,255,990	3,327,126

Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	341,982	475,487

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,781,200	1,737,568

Zhuzhou Hongda Electronics Corp. Ltd., Class A	37,400	185,723

Total China		479,187,772
Czech Republic – 0.3%

Moneta Money Bank AS(a)	2,450,358	8,926,274
India – 6.3%

360 ONE WAM Ltd.	150,269	908,585

Alkyl Amines Chemicals	14,838	410,925

Allcargo Logistics Ltd.	101,673	333,946

Angel One Ltd.	73,969	1,648,467

Apollo Tyres Ltd.	707,745	3,141,935

Asahi India Glass Ltd.	112,188	848,558

BEML Ltd.	25,015	698,325

Bharat Heavy Electricals Ltd.	1,138,329	1,795,747

Birla Corp. Ltd.	34,345	508,529

Brightcom Group Ltd.	1,008,512	229,535

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value

Carborundum Universal Ltd.	46,341	$656,822

Castrol India Ltd.	3,830,023	6,390,194

Century Textiles & Industries Ltd.	84,000	1,129,947

CESC Ltd.	5,956,823	6,452,410

CIE Automotive India Ltd.	198,345	1,148,277

City Union Bank Ltd.	478,370	729,872

Coforge Ltd.	43,087	2,648,508

Computer Age Management Services Ltd.	74,971	2,266,566

Cyient Ltd.	377,278	7,697,646

Digidrive Distributors Ltd.*†	25,337	27,384

Dr. Lal PathLabs Ltd.(a)	24,657	749,542

EID Parry India Ltd.	311,717	1,959,275

Emami Ltd.	550,302	3,568,228

Engineers India Ltd.	1,960,949	3,481,907

EPL Ltd.	280,134	629,820

Exide Industries Ltd.	813,097	2,551,660

Federal Bank Ltd.	2,415,025	4,280,905

Finolex Industries Ltd.	562,115	1,516,280

Galaxy Surfactants Ltd.	7,560	231,440

GHCL Ltd.	205,520	1,523,434

Glenmark Pharmaceuticals Ltd.	133,547	1,375,816

Godawari Power & Ispat Ltd.	140,572	1,072,472

Godrej Agrovet Ltd.(a)	438,244	2,534,484

Graphite India Ltd.	231,398	1,371,118

Great Eastern Shipping Co. Ltd.	232,739	2,374,440

Grindwell Norton Ltd.	52,034	1,302,491

Gujarat Alkalies & Chemicals Ltd.	42,335	373,510

Happiest Minds Technologies Ltd.	46,923	494,311

HEG Ltd.	74,813	1,552,545

Hindustan Copper Ltd.	507,088	991,689

ICICI Securities Ltd.(a)	476,727	3,567,361

IDFC Ltd.	2,339,800	3,630,524

Indian Bank	854,885	4,360,321

Indian Energy Exchange Ltd.(a)	597,237	950,789

IRB Infrastructure Developers Ltd.	1,786,270	679,736

Jamna Auto Industries Ltd.	715,319	1,007,410

JK Cement Ltd.	31,547	1,207,859

JK Lakshmi Cement Ltd.	63,622	494,511

Jubilant Ingrevia Ltd.	113,305	653,636

Jyothy Labs Ltd.	473,171	2,054,137

Kajaria Ceramics Ltd.	133,598	2,127,014

Karnataka Bank Ltd.	891,732	2,673,330

Karur Vysya Bank Ltd.	1,185,934	1,910,833

KPIT Technologies Ltd.	109,854	1,524,360

KRBL Ltd.	97,610	476,700

KSB Ltd.	41,540	1,495,523

Mahanagar Gas Ltd.	153,600	1,903,046

Mastek Ltd.	27,420	792,309

National Aluminium Co. Ltd.	7,082,497	8,290,081

Nava Ltd.	171,868	935,801

NBCC India Ltd.	1,096,887	772,723

NCC Ltd.	2,244,718	4,191,212

Nippon Life India Asset Management Ltd.(a)	941,413	3,717,868

NLC India Ltd.	1,287,307	2,091,997

NOCIL Ltd.	298,148	818,064

Oil India Ltd.	2,524,497	9,085,195

Orient Cement Ltd.	313,560	673,064

Orient Electric Ltd.	118,620	316,901

PCBL Ltd.	972,294	1,975,821

Praj Industries Ltd.	142,594	1,007,278

Quess Corp. Ltd.(a)	72,875	366,958

Ratnamani Metals & Tubes Ltd.	27,509	861,548

Redington Ltd.	3,873,341	7,220,426

Saregama India Ltd.	128,176	559,450

Sharda Cropchem Ltd.	59,105	298,973

SKF India Ltd.	19,839	1,221,189

Sonata Software Ltd.	289,507	3,687,812

Sun TV Network Ltd.	378,242	2,788,263

Suven Pharmaceuticals Ltd.*	94,418	638,256

Symphony Ltd.	67,087	710,890

Tanla Platforms Ltd.	62,939	786,422

Torrent Power Ltd.	494,365	4,396,472

Transport Corp. of India Ltd.	44,794	422,769

Triveni Engineering & Industries Ltd.	120,005	548,714

TTK Prestige Ltd.	91,263	860,743

Usha Martin Ltd.	491,483	2,034,794

UTI Asset Management Co. Ltd.	239,151	2,266,630

V-Guard Industries Ltd.	100,365	371,408

Vaibhav Global Ltd.	76,310	404,656

Vardhman Textiles Ltd.	1,075,050	4,830,791

Vinati Organics Ltd.	31,768	706,372

Whirlpool of India Ltd.	52,672	1,030,748

Zensar Technologies Ltd.	309,261	1,926,893

Total India		177,934,126
Indonesia – 2.3%

Ace Hardware Indonesia Tbk PT	10,288,000	499,256

AKR Corporindo Tbk PT	35,794,925	3,578,335

Astra Agro Lestari Tbk PT	2,451,100	1,189,469

Bank BTPN Syariah Tbk PT	5,645,200	695,833

Bank Danamon Indonesia Tbk PT	23,100	4,275

Bank Tabungan Negara Persero Tbk PT	12,990,300	1,025,439

Bukit Asam Tbk PT	62,799,700	11,377,493

Ciputra Development Tbk PT	21,760,300	1,436,138

Cisarua Mountain Dairy Tbk PT	4,943,800	1,269,938

Dharma Satya Nusantara Tbk PT	21,729,300	857,643

Erajaya Swasembada Tbk PT	42,546,000	1,244,309

Harum Energy Tbk PT	3,284,300	400,576

Indika Energy Tbk PT	8,755,600	1,246,349

Indo Tambangraya Megah Tbk PT	5,365,600	10,059,415

Indocement Tunggal Prakarsa Tbk PT	8,911,800	5,737,458

Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,446,370	742,372

Japfa Comfeed Indonesia Tbk PT	21,476,400	1,785,647

Matahari Department Store Tbk PT	10,979,200	1,704,955

Mayora Indah Tbk PT	4,483,900	739,822

Medco Energi Internasional Tbk PT	15,636,400	1,628,897

Medikaloka Hermina Tbk PT	6,872,300	582,511

Mitra Keluarga Karyasehat Tbk PT	4,469,400	780,808

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value

Pabrik Kertas Tjiwi Kimia Tbk PT	818,000	$506,784

Pakuwon Jati Tbk PT	27,719,000	785,566

Perusahaan Gas Negara Tbk PT	92,966,100	8,271,005

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	21,209,100	1,392,898

Puradelta Lestari Tbk PT	1,179,300	13,353

Sawit Sumbermas Sarana Tbk PT	27,589,600	2,115,411

Summarecon Agung Tbk PT	14,281,100	531,325

Surya Esa Perkasa Tbk PT	9,557,200	491,619

Timah Tbk PT	17,327,300	885,705

Triputra Agro Persada Tbk PT	15,643,800	582,024

XL Axiata Tbk PT	7,864,100	1,211,036

Total Indonesia		65,373,664
Malaysia – 2.9%

Alliance Bank Malaysia Bhd	8,817,800	6,347,727

Astro Malaysia Holdings Bhd	142,800	13,990

Bermaz Auto Bhd	9,367,000	4,967,537

British American Tobacco Malaysia Bhd	6,900	13,638

Bursa Malaysia Bhd	52,850	75,866

Carlsberg Brewery Malaysia Bhd, Class B	644,800	2,746,606

CTOS Digital Bhd	2,366,600	705,658

Dialog Group Bhd	7,700,500	3,476,931

Fraser & Neave Holdings Bhd	2,700	14,549

Frontken Corp. Bhd	1,751,400	1,174,998

Gamuda Bhd	10,420,799	9,832,094

Heineken Malaysia Bhd	946,100	4,900,517

Hibiscus Petroleum Bhd	5,033,400	1,211,382

IJM Corp. Bhd	80,400	31,850

Inari Amertron Bhd	9,090,375	5,614,629

Malaysia Building Society Bhd	104,628	16,267

Malaysian Pacific Industries Bhd	600	3,509

My EG Services Bhd	8,476,643	1,435,266

QL Resources Bhd	2,061,600	2,397,388

Scientex Bhd	17,700	13,986

SP Setia Bhd Group	4,130,600	906,132

Supermax Corp. Bhd	6,137,026	1,084,869

Ta Ann Holdings Bhd	3,910,301	2,806,605

TIME dotCom Bhd	9,398,600	10,849,350

TSH Resources Bhd	4,413,800	930,656

Unisem M Bhd	1,628,400	1,130,629

United Plantations Bhd	1,829,500	6,483,761

ViTrox Corp. Bhd	1,200	1,902

VS Industry Bhd	49,650	10,786

Westports Holdings Bhd	5,651,100	3,887,557

Yinson Holdings Bhd	2,241,200	1,183,787

YTL Corp. Bhd	22,117,000	7,159,968

Total Malaysia		81,430,390
Mexico – 4.4%

Alpek SAB de CV(b)	4,099,847	3,529,287

Banco del Bajio SA(a)	7,971,035	25,139,824

Bolsa Mexicana de Valores SAB de CV(b)	3,817,314	7,184,990

Corp. Inmobiliaria Vesta SAB de CV(b)	2,735,217	9,048,400

El Puerto de Liverpool SAB de CV, Class C1(b)	734,208	3,865,276

GCC SAB de CV(b)	2,715	25,610

Genomma Lab Internacional SAB de CV, Class B(b)	3,815,353	2,944,091

Gentera SAB de CV(b)	2,661,332	3,133,231

Grupo Aeroportuario del Centro Norte SAB de CV	1,551,355	16,884,270

Grupo Comercial Chedraui SA de CV(b)	3,120	18,372

Kimberly-Clark de Mexico SAB de CV, Class A	7,438,960	14,853,521

Megacable Holdings SAB de CV, Series CPO(b)	1,621,261	3,578,650

Promotora y Operadora de Infraestructura SAB de CV	941,246	8,436,740

Qualitas Controladora SAB de CV(b)	1,516,974	11,430,661

Regional SAB de CV(b)	1,135,732	8,180,198

TF Administradora Industrial S de Real de CV	3,202,454	5,694,152

Total Mexico		123,947,273
Philippines – 0.6%

Alliance Global Group, Inc.	7,830,200	1,705,106

Century Pacific Food, Inc.	20,400	10,096

DMCI Holdings, Inc.	27,817,900	5,123,418

GT Capital Holdings, Inc.	192,650	1,940,938

Megaworld Corp.	144,000	5,141

Metro Pacific Investments Corp.	9,001,400	778,390

Nickel Asia Corp.	18,088,600	1,956,700

Puregold Price Club, Inc.	3,136,500	1,602,179

Robinsons Land Corp.	56,326	15,113

Security Bank Corp.	8,160	11,531

Semirara Mining & Power Corp.	6,408,100	3,952,960

Wilcon Depot, Inc.	10,500	4,083

Total Philippines		17,105,655
Poland – 0.5%

Asseco Poland SA	331,056	5,437,902

CD Projekt SA(b)	46,676	1,338,778

Orange Polska SA	2,340,528	4,005,394

Warsaw Stock Exchange(b)	327,769	2,806,842

Total Poland		13,588,916
Saudi Arabia – 2.1%

Al Hammadi Holding	208,161	2,891,703

Al Moammar Information Systems Co.	24,855	939,738

Aldrees Petroleum & Transport Services Co.	72,564	2,716,470

AlKhorayef Water & Power Technologies Co.	11,330	429,582

Almunajem Foods Co.	73,197	1,370,083

Alujain Corp.*	63,602	747,022

Arabian Cement Co.	300,777	2,658,550

Arabian Centres Co. Ltd.	1,017,554	5,399,172

Arabian Contracting Services Co.	34,988	1,929,240

Arriyadh Development Co.	264,933	1,497,575

Astra Industrial Group	126,520	2,968,646

Ataa Educational Co.	23,972	460,207

BinDawood Holding Co.	310,450	509,905

City Cement Co.	270,638	1,339,317

Leejam Sports Co. JSC	102,919	3,902,220

Maharah Human Resources Co.	98,799	1,746,557

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value

Middle East Paper Co.	96,973	$840,332

Najran Cement Co.	93,208	304,194

National Co. for Learning & Education	18,414	471,342

National Gas & Industrialization Co.	87,226	1,467,547

National Medical Care Co.	25,030	820,885

Northern Region Cement Co.	290,213	852,737

Qassim Cement Co.	119,532	2,042,955

Saudi Automotive Services Co.	94,467	1,637,232

Saudi Cement Co.	425,207	5,918,171

Saudi Ceramic Co.	101,383	767,715

Saudi Chemical Co. Holding	629,682	768,959

Saudi Industrial Services Co.	92,251	643,220

Southern Province Cement Co.	207,781	2,443,211

Theeb Rent A Car Co.	38,068	636,421

United Electronics Co.	154,340	3,107,006

United International Transportation Co.	93,814	1,723,469

Yanbu Cement Co.	311,351	2,822,577

Total Saudi Arabia		58,773,960
South Africa – 8.0%

AECI Ltd.	750,559	4,501,904

African Rainbow Minerals Ltd.	1,047,142	9,454,037

Afrimat Ltd.	324,263	907,931

Astral Foods Ltd.(b)	315,529	2,294,525

AVI Ltd.	2,733,560	10,830,118

Barloworld Ltd.	792,225	3,651,752

Dis-Chem Pharmacies Ltd.(a)	718,333	904,427

DRDGOLD Ltd.	25,002	20,782

Equites Property Fund Ltd.	6,695,177	4,474,255

Foschini Group Ltd.(b)	1,205,152	6,325,970

Growthpoint Properties Ltd.	45,077,173	25,243,064

Hyprop Investments Ltd.	3,833,524	6,501,326

Investec Ltd.	1,688,008	9,759,219

JSE Ltd.	399,009	1,954,444

KAP Ltd.*	15,227,751	1,939,903

Life Healthcare Group Holdings Ltd.	3,149,924	3,387,446

Momentum Metropolitan Holdings	7,265,965	7,621,021

Motus Holdings Ltd.	1,446,691	7,219,863

Mr Price Group Ltd.(b)	1,016,431	7,496,687

Netcare Ltd.	5,005,395	3,586,783

Old Mutual Ltd.	31,359,311	20,074,593

Omnia Holdings Ltd.	271,819	812,886

OUTsurance Group Ltd.(b)	1,824,931	4,142,067

Pick n Pay Stores Ltd.(b)	1,147,773	2,254,191

PSG Financial Services Ltd.	3,544,354	2,464,571

Redefine Properties Ltd.	64,649,992	12,182,313

Resilient REIT Ltd.(b)	2,770,911	5,752,324

Reunert Ltd.	863,561	2,757,616

Santam Ltd.(b)	335,933	5,384,015

Super Group Ltd.	777,670	1,365,506

Thungela Resources Ltd.(b)	2,487,624	22,929,388

Tiger Brands Ltd.(b)	684,074	5,571,895

Truworths International Ltd.(b)	5,290,950	21,484,637

Total South Africa		225,251,459
South Korea – 10.3%

Aekyung Chemical Co. Ltd.	130,897	1,272,691

AfreecaTV Co. Ltd.	57	3,552

Ahnlab, Inc.	81	3,854

AJ Networks Co. Ltd.	202,137	629,899

APTC Co. Ltd.*	193,708	2,338,449

Asia Paper Manufacturing Co. Ltd.	19,863	565,243

BGF Retail Co. Ltd.	117	12,225

BH Co. Ltd.	390	6,026

BNK Financial Group, Inc.	2,479,086	12,584,659

Caregen Co. Ltd.(b)	71,980	2,059,010

Cheil Worldwide, Inc.	462,452	6,871,323

Chong Kun Dang Pharmaceutical Corp.	9,055	629,435

CJ Corp.	47,283	3,146,594

Com2uS Corp.	15,219	504,142

COWELL FASHION Co. Ltd.	37,588	199,444

CS Wind Corp.	29,522	1,192,344

Cuckoo Homesys Co. Ltd.	19,592	301,996

Daeduck Electronics Co. Ltd.	654	12,698

Daesang Corp.	90,705	1,256,319

Daishin Securities Co. Ltd.	185,669	2,003,365

DB HiTek Co. Ltd.	17,482	632,223

DGB Financial Group, Inc.	1,411,900	8,234,514

DL E&C Co. Ltd.	112,587	2,598,996

DL Holdings Co. Ltd.	41,860	1,318,401

DN Automotive Corp.	240	14,229

DongKook Pharmaceutical Co. Ltd.	162	1,789

Dongkuk Holdings Co. Ltd.	48,163	380,122

Dongsuh Cos., Inc.	74,803	932,404

Dongsung Finetec Co. Ltd.	693	6,265

Dongwon Systems Corp.	8,255	183,526

Doosan Bobcat, Inc.	197,695	7,471,799

DoubleUGames Co. Ltd.	54	1,601

Dreamtech Co. Ltd.	198,192	2,067,988

E-MART, Inc.	50,438	2,631,418

Echo Marketing, Inc.	585	4,695

Eo Technics Co. Ltd.(b)	29,284	3,040,380

Fila Holdings Corp.	161,635	4,324,161

GOLFZON Co. Ltd.	87	6,060

Green Cross Corp.	11,612	935,397

Green Cross Holdings Corp.	5,064	52,314

GS Engineering & Construction Corp.	449,653	4,675,138

GS Holdings Corp.	508,800	15,044,553

GS Retail Co. Ltd.	214,442	3,758,377

HAESUNG DS Co. Ltd.	207	8,621

Hana Materials, Inc.	117	4,309

Handsome Co. Ltd.	168	2,318

Hanjin Transportation Co. Ltd.	174	2,637

Hankook & Co. Co. Ltd.	132,849	1,090,831

Hanmi Science Co. Ltd.	32,742	799,503

Hanmi Semiconductor Co. Ltd.	84,698	3,307,829

Hansae Co. Ltd.	108,792	1,588,263

Hansol Chemical Co. Ltd.	13,488	1,677,254

Hansol Paper Co. Ltd.	711	5,506

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value

Hanwha Aerospace Co. Ltd.	34,926	$2,707,321

Hanwha Corp.	62,404	1,107,585

Hanwha Systems Co. Ltd.	132,716	1,206,777

Harim Holdings Co. Ltd.	189,226	987,217

HD Hyundai Construction Equipment Co. Ltd.	48,919	2,646,426

HDC Holdings Co. Ltd.	43,344	203,004

Hite Jinro Co. Ltd.	107,176	1,500,337

HK inno N Corp.	30,998	967,108

HL Holdings Corp.	25,974	677,549

HL Mando Co. Ltd.	79,270	2,467,274

Hotel Shilla Co. Ltd.	22,768	1,429,116

Hyosung Advanced Materials Corp.	8,068	2,346,739

Hyosung Corp.	74,471	3,416,152

Hyundai Autoever Corp.	7,413	1,025,097

Hyundai Department Store Co. Ltd.	36,887	1,738,560

Hyundai Elevator Co. Ltd.(b)	155,167	5,036,546

Hyundai GF Holdings	136,020	346,249

Hyundai Marine & Fire Insurance Co. Ltd.	388,366	9,339,319

Hyundai Steel Co.	261,241	7,366,400

Hyundai Wia Corp.	150	7,081

iMarketKorea, Inc.	25,604	168,113

Innocean Worldwide, Inc.	237	7,728

JB Financial Group Co. Ltd.	1,388,405	10,247,898

Jusung Engineering Co. Ltd.	80,923	1,613,183

JYP Entertainment Corp.	42,660	3,550,258

K Car Co. Ltd.(b)	96,699	774,653

KCC Glass Corp.	29,153	884,701

KEPCO Engineering & Construction Co., Inc.	9,481	451,777

KEPCO Plant Service & Engineering Co. Ltd.	675	16,407

KG Dongbusteel	36,777	215,309

Kginicis Co. Ltd.	67,608	537,096

KIWOOM Securities Co. Ltd.	63,750	4,459,760

Koentec Co. Ltd.	1,695	8,931

Koh Young Technology, Inc.	495	4,541

Kolmar BNH Co. Ltd.	50,151	616,574

Kolmar Korea Co. Ltd.	30,612	1,159,236

Kolon Global Corp.	51,327	438,566

Kolon Industries, Inc.	48,877	1,657,124

Korea Aerospace Industries Ltd.	570	20,614

Korean Reinsurance Co.	670,383	4,093,639

KT Skylife Co. Ltd.	95,256	422,842

Kukdo Chemical Co. Ltd.	35,608	1,372,177

Kumho Petrochemical Co. Ltd.	121,585	12,082,813

LEENO Industrial, Inc.	123	14,019

LF Corp.	71,146	752,901

LG HelloVision Co. Ltd.	171,052	479,159

LIG Nex1 Co. Ltd.	231	15,047

Lotte Chilsung Beverage Co. Ltd.	57	5,293

Lotte Data Communication Co.	16,699	306,903

LOTTE Fine Chemical Co. Ltd.	65,384	2,834,566

Lotte Rental Co. Ltd.	42,451	846,252

Lotte Shopping Co. Ltd.	40,799	2,161,797

LS Corp.	65,395	4,923,768

LS Electric Co. Ltd.	5,877	406,782

LX International Corp.	192,848	4,080,191

LX Semicon Co. Ltd.(b)	71,632	4,400,691

Mcnex Co. Ltd.	30,983	603,863

MegaStudyEdu Co. Ltd.	153	5,749

Meritz Financial Group, Inc.	178,512	7,302,403

Mirae Asset Securities Co. Ltd.	1,358,567	6,493,817

Nasmedia Co. Ltd.	35,692	491,446

NICE Holdings Co. Ltd.	366	3,526

NICE Information Service Co. Ltd.	67,711	495,765

NongShim Co. Ltd.	1,520	532,800

OCI Holdings Co. Ltd.	27,667	1,999,061

Orion Holdings Corp.	35,510	402,099

Pan Ocean Co. Ltd.	499,179	1,834,836

Partron Co. Ltd.	174,349	1,018,134

PI Advanced Materials Co. Ltd.	57,096	1,150,890

Poongsan Corp.	75,492	1,890,936

Posco DX Co. Ltd.(b)	116,577	4,682,432

Posco International Corp.(b)	136,902	7,243,814

PSK, Inc.(b)	92,373	1,319,125

S-1 Corp.	78,518	3,293,404

Samjin Pharmaceutical Co. Ltd.	471	7,731

SAMPYO Cement Co. Ltd.	356,617	864,190

Samyang Foods Co. Ltd.	13,507	2,021,946

SD Biosensor, Inc.	210,415	1,772,950

SeAH Besteel Holdings Corp.	140,822	2,567,231

SeAH Steel Corp.	6,108	626,009

Seegene, Inc.(b)	140,477	2,222,606

Seoul Semiconductor Co. Ltd.	312,246	2,436,602

SFA Engineering Corp.(b)	77,308	1,816,114

SGC Energy Co. Ltd.	183	3,485

Shinsegae International, Inc.(b)	33,223	461,143

Shinsegae, Inc.	10,214	1,438,922

SIMMTECH Co. Ltd.	246	6,991

SK Chemicals Co. Ltd.	48,779	2,280,980

SK Discovery Co. Ltd.	124,664	3,773,918

SK Networks Co. Ltd.	2,433	10,998

SKC Co. Ltd.	28,958	1,628,807

SL Corp.	363	8,770

SNT Motiv Co. Ltd.	222	7,173

Soulbrain Co. Ltd.	5,855	995,793

SSANGYONG C&E Co. Ltd.	730,839	2,973,400

ST Pharm Co. Ltd.	8,830	499,935

TES Co. Ltd.	438	6,557

TKG Huchems Co. Ltd.	681	10,649

Tokai Carbon Korea Co. Ltd.	11,553	810,782

Unid Co. Ltd.	86	3,926

Vieworks Co. Ltd.	11,284	259,647

Wemade Co. Ltd.(b)	6,816	186,387

Youlchon Chemical Co. Ltd.	327	6,725

Youngone Corp.	49,005	1,755,885

Youngone Holdings Co. Ltd.	20,807	1,241,265

Total South Korea		288,421,472

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value
Taiwan – 31.2%

AcBel Polytech, Inc.	15,991	$21,648

Acer, Inc.	21,296,000	23,947,733

Alltek Technology Corp.(b)	1,822,240	1,961,644

AP Memory Technology Corp.	569,000	6,751,042

Arcadyan Technology Corp.	1,144,681	5,726,862

Asia Optical Co., Inc.	1,237,000	2,414,182

Asia Vital Components Co. Ltd.	661,018	6,982,765

Bank of Kaohsiung Co. Ltd.*	1,841,010	684,380

BenQ Materials Corp.	1,200,000	1,295,519

BES Engineering Corp.	10,885,000	3,658,625

Capital Securities Corp.	13,197,340	5,968,965

Chang Wah Electromaterials, Inc.	2,592,000	2,493,196

Charoen Pokphand Enterprise	9,100	26,527

Chenbro Micom Co. Ltd.	60,000	404,269

Cheng Loong Corp.	4,962,000	4,403,937

Cheng Uei Precision Industry Co. Ltd.	12,000	15,204

Chicony Electronics Co. Ltd.	5,437,652	19,455,981

Chicony Power Technology Co. Ltd.	2,133,625	7,568,038

Chin-Poon Industrial Co. Ltd.	2,493,000	3,031,250

China Bills Finance Corp.	30,000	13,336

China Chemical & Pharmaceutical Co. Ltd.	399,000	284,289

China General Plastics Corp.	3,331,000	2,569,412

China Steel Chemical Corp.	519,726	1,819,335

China Steel Structure Co. Ltd.	3,000	5,028

ChipMOS Technologies, Inc.	4,132,000	4,787,311

Chong Hong Construction Co. Ltd.	1,379,000	3,165,499

Chroma ATE, Inc.	1,675,132	14,322,468

Chun Yuan Steel Industry Co. Ltd.	2,609,000	1,369,946

Chung Hung Steel Corp.	6,345,000	4,432,390

Chung Hwa Pulp Corp.	1,069,000	748,421

Chung-Hsin Electric & Machinery Manufacturing Corp.	1,976,000	6,580,443

Cleanaway Co. Ltd.	3,161	17,283

Compeq Manufacturing Co. Ltd.	4,885,000	8,020,477

Continental Holdings Corp.	2,723,000	2,260,696

CTCI Corp.(b)	2,898,190	3,541,878

DA CIN Construction Co. Ltd.	15,000	15,427

Darfon Electronics Corp.	1,103,000	1,474,403

Daxin Materials Corp.	41,000	135,902

Depo Auto Parts Ind Co. Ltd.	210,000	871,734

Edom Technology Co. Ltd.	2,720,000	1,938,012

Elan Microelectronics Corp.(b)	1,702,409	7,040,523

Elite Material Co. Ltd.	1,385,163	18,365,569

Elite Semiconductor Microelectronics Technology, Inc.	2,118,000	5,084,958

Ennoconn Corp.(b)	573,243	4,670,402

Ennostar, Inc.*	2,436,000	3,312,848

Eternal Materials Co. Ltd.	5,236,319	4,598,741

Evergreen International Storage & Transport Corp.	555,000	490,861

Everlight Chemical Industrial Corp.	1,389,000	832,613

Everlight Electronics Co. Ltd.	2,969,165	4,313,869

Far Eastern Department Stores Ltd.	3,364,841	2,460,007

Far Eastern International Bank	16,171,017	5,836,104

Faraday Technology Corp.	288,000	2,730,069

Farglory F T Z Investment Holding Co. Ltd.	3,300	5,142

Farglory Land Development Co. Ltd.	2,446,640	4,380,843

Feng Hsin Steel Co. Ltd.	1,624,950	3,382,743

FLEXium Interconnect, Inc.	1,689,028	4,604,466

Flytech Technology Co. Ltd.	6,000	12,193

Formosa Advanced Technologies Co. Ltd.	1,532,000	1,829,544

Formosa International Hotels Corp.	412,000	2,731,308

Formosan Union Chemical	2,898,000	1,898,753

Fortune Electric Co. Ltd.	245,000	2,056,815

Foxsemicon Integrated Technology, Inc.	743,197	4,270,784

Froch Enterprise Co. Ltd.(b)	1,182,000	666,421

Fu Hua Innovation Co. Ltd.	22,476	19,739

Fusheng Precision Co. Ltd.	507,000	3,196,187

Gemtek Technology Corp.	2,853,000	3,221,507

Genius Electronic Optical Co. Ltd.	31,280	356,594

Getac Holdings Corp.	2,370,292	5,698,011

Giant Manufacturing Co. Ltd.	1,049,051	5,800,889

Gigabyte Technology Co. Ltd.(b)	4,256,000	37,114,171

Global Brands Manufacture Ltd.	1,747,400	3,356,169

Global Mixed Mode Technology, Inc.	989,000	7,996,438

Global PMX Co. Ltd.	172,000	724,648

Global Unichip Corp.	62,000	2,621,707

Gold Circuit Electronics Ltd.	523,700	3,561,040

Goldsun Building Materials Co. Ltd.	7,814,000	6,063,744

Grape King Bio Ltd.	460,988	2,227,789

Great Wall Enterprise Co. Ltd.	3,019,259	5,032,020

Greatek Electronics, Inc.	3,406,000	5,845,399

Highwealth Construction Corp.	10,237,316	12,511,024

Hiwin Technologies Corp.	737,000	4,646,133

Ho Tung Chemical Corp.	30,000	7,760

Holtek Semiconductor, Inc.	1,563,773	2,998,638

Holy Stone Enterprise Co. Ltd.	977,900	2,965,766

Hota Industrial Manufacturing Co. Ltd.	3,146	6,228

Hsin Kuang Steel Co. Ltd.	1,860,000	2,693,732

Huaku Development Co. Ltd.	1,793,296	4,988,708

Huang Hsiang Construction Corp.	9,000	10,901

Hung Sheng Construction Ltd.	1,796,000	1,059,891

Inventec Corp.(b)	12,991,000	19,719,614

ITE Technology, Inc.	1,202,000	5,846,068

ITEQ Corp.(b)	1,373,000	3,879,048

Jentech Precision Industrial Co. Ltd.	122,094	2,356,363

Kenda Rubber Industrial Co. Ltd.	1,673,715	1,526,956

Kerry TJ Logistics Co. Ltd.	6,000	6,868

Kindom Development Co. Ltd.	4,086,200	4,196,265

King Slide Works Co. Ltd.	106,004	2,719,020

King Yuan Electronics Co. Ltd.	11,994,000	28,238,224

King’s Town Bank Co. Ltd.(b)	4,072,000	4,679,952

Kinik Co.	53,495	256,036

Kinpo Electronics(b)	1,886,000	899,751

Kinsus Interconnect Technology Corp.	421,000	1,415,049

KMC Kuei Meng International, Inc.	356,000	1,422,655

KS Terminals, Inc.(b)	199,000	445,092

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value

Kung Long Batteries Industrial Co. Ltd.	3,000	$12,221

L&K Engineering Co. Ltd.	1,548,000	5,634,671

Lealea Enterprise Co. Ltd.*(b)	4,289,080	1,395,125

Lelon Electronics Corp.	1,103,000	2,005,734

Lian Hwa Food Corp.	578,802	1,581,461

Lien Hwa Industrial Holdings Corp.	3,103,517	5,999,271

Longchen Paper & Packaging Co. Ltd.(b)	3,764,627	1,714,348

Lotes Co. Ltd.	248,390	6,332,770

Lotus Pharmaceutical Co. Ltd.	560,000	4,137,482

Macronix International Co. Ltd.	12,367,000	12,125,449

Makalot Industrial Co. Ltd.	688,881	7,170,398

Marketech International Corp.	204,000	872,105

Merida Industry Co. Ltd.	597,043	3,236,707

Mirle Automation Corp.	1,153,560	1,361,523

Namchow Holdings Co. Ltd.	669,000	1,024,831

Nichidenbo Corp.	1,732,000	3,192,454

Nien Made Enterprise Co. Ltd.	834,000	8,009,170

Nuvoton Technology Corp.	1,276,872	4,944,440

O-Bank Co. Ltd.(b)	4,544,000	1,338,686

Oriental Union Chemical Corp.	2,323,000	1,374,492

Pan Jit International, Inc.	1,253,000	2,484,224

Pan-International Industrial Corp.	1,021,000	1,171,855

Pou Chen Corp.	10,331,000	9,169,101

Powertech Technology, Inc.(b)	6,609,000	20,780,766

President Securities Corp.	5,284,520	3,069,492

Primax Electronics Ltd.	2,305,000	4,941,249

Promate Electronic Co. Ltd.	1,817,000	2,659,601

Qisda Corp.	10,253,000	14,181,827

Raydium Semiconductor Corp.	548,000	6,026,549

Ruentex Industries Ltd.(b)	4,784,000	8,714,214

Run Long Construction Co. Ltd.	479,000	1,363,675

San Fu Chemical Co. Ltd.(b)	451,000	1,886,123

Sanyang Motor Co. Ltd.(b)	2,287,000	5,504,868

ScinoPharm Taiwan Ltd.(b)	776,000	661,080

SDI Corp.	3,000	9,898

Sercomm Corp.	6,488	24,722

Sesoda Corp.	803,000	773,634

Sheng Yu Steel Co. Ltd.	2,212,000	1,651,437

Shin Zu Shing Co. Ltd.	6,000	14,907

Shinkong Insurance Co. Ltd.	1,209,000	2,262,158

Shiny Chemical Industrial Co. Ltd.	3,637	14,703

Sigurd Microelectronics Corp.(b)	2,920,000	5,192,237

Sinbon Electronics Co. Ltd.(b)	484,120	4,851,623

Sincere Navigation Corp.(b)	1,052,000	773,997

Sinon Corp.	18,000	20,381

Sitronix Technology Corp.	579,000	4,995,322

Sonix Technology Co. Ltd.	1,378,000	1,989,275

Standard Chemical & Pharmaceutical Co. Ltd.	135,000	276,436

Standard Foods Corp.	9,896	11,542

Stark Technology, Inc.	6,000	21,375

Sunny Friend Environmental Technology Co. Ltd.(b)	833,961	2,932,252

Sunonwealth Electric Machine Industry Co. Ltd.	265,000	956,382

Sunrex Technology Corp.	3,000	4,391

Supreme Electronics Co. Ltd.	3,903,868	6,663,562

Synnex Technology International Corp.(b)	8,019,600	15,924,672

Systex Corp.	6,000	19,702

T3EX Global Holdings Corp.(b)	834,000	1,989,374

TA Chen Stainless Pipe(b)	5,810,800	6,633,354

Ta Ya Electric Wire & Cable	1,022,597	1,218,037

Taichung Commercial Bank Co. Ltd.	8,184,180	3,714,262

Taiflex Scientific Co. Ltd.	9,000	11,891

Tainan Spinning Co. Ltd.	4,207,000	1,915,797

Taisun Enterprise Co. Ltd.	9,000	6,231

Taita Chemical Co. Ltd.(b)	1,688,900	931,287

Taiwan Business Bank	37,588	15,370

Taiwan Cogeneration Corp.	782,223	1,001,996

Taiwan Fertilizer Co. Ltd.	2,758,000	5,032,332

Taiwan Hon Chuan Enterprise Co. Ltd.	640,692	2,093,927

Taiwan Navigation Co. Ltd.(b)	1,130,000	1,027,416

Taiwan Paiho Ltd.	1,191,000	1,999,727

Taiwan PCB Techvest Co. Ltd.	2,004,302	2,809,581

Taiwan Sakura Corp.	6,000	11,877

Taiwan Secom Co. Ltd.	1,109,000	3,658,819

Taiwan Surface Mounting Technology Corp.	790,000	2,251,514

Taiwan-Asia Semiconductor Corp.	1,987,000	2,920,746

Teco Electric & Machinery Co. Ltd.	5,644,000	9,091,805

Test Research, Inc.	6,115	11,518

Thinking Electronic Industrial Co. Ltd.	3,000	13,569

Ton Yi Industrial Corp.	4,580,000	2,341,042

Tong Hsing Electronic Industries Ltd.	1,222,214	5,641,483

Tong Yang Industry Co. Ltd.	482,685	1,170,807

Topco Scientific Co. Ltd.(b)	1,069,776	5,617,231

Transcend Information, Inc.(b)	1,919,479	4,316,977

Tripod Technology Corp.	2,315,928	13,810,695

TSRC Corp.	3,976,000	2,912,978

Ttet Union Corp.	157,000	688,202

Tung Ho Steel Enterprise Corp.	3,673,722	6,908,038

TXC Corp.	2,297,549	6,889,693

U-Ming Marine Transport Corp.(b)	2,232,420	3,309,159

Union Bank of Taiwan	2,955,050	1,217,520

United Integrated Services Co. Ltd.(b)	1,347,000	9,493,115

Universal Cement Corp.	2,911,790	2,349,782

USI Corp.	5,755,000	3,699,331

Visual Photonics Epitaxy Co. Ltd.	830,750	3,808,832

Wah Lee Industrial Corp.	1,141,580	3,292,424

Walsin Technology Corp.(b)	714,000	2,267,158

Weikeng Industrial Co. Ltd.	5,108,431	4,343,998

Weltrend Semiconductor	926,000	1,936,308

Winbond Electronics Corp.(b)	9,640,000	7,555,397

Wistron Corp.(b)	16,637,000	52,311,938

Wistron NeWeb Corp.	78,722	336,539

WPG Holdings Ltd.	7,654,058	14,368,920

WT Microelectronics Co. Ltd.	2,312,678	7,988,216

YC INOX Co. Ltd.	9,793	8,282

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

Investments	Shares	Value

YFY, Inc.(b)	5,430,000	$5,475,333

Yieh Phui Enterprise Co. Ltd.	3,016,000	1,424,823

Yulon Motor Co. Ltd.	1,748,496	4,495,753

Total Taiwan		876,895,801
Thailand – 5.0%

Amata Corp. PCL, NVDR	6,208,900	4,160,581

Asian Sea Corp. PCL, NVDR	1,481,800	295,037

Asphere Innovations PCL, NVDR	10,200	2,451

Bangchak Corp. PCL, NVDR	6,057,100	6,820,216

Bangkok Chain Hospital PCL, NVDR	15,271,500	8,262,233

Banpu PCL, NVDR	23,321,600	5,123,867

Banpu Power PCL, NVDR	5,380,000	2,024,195

BCPG PCL, NVDR	13,716,212	3,616,221

Chularat Hospital PCL, NVDR	67,892,000	6,078,350

Com7 PCL, NVDR	15,000	12,873

Dynasty Ceramic PCL, NVDR	52,004,600	2,427,952

Eastern Polymer Group PCL, NVDR	7,516,300	1,362,378

Gunkul Engineering PCL, NVDR	256,500	21,978

Ichitan Group PCL, NVDR	23,700	10,935

IRPC PCL, NVDR	66,085,100	3,738,697

Jaymart Group Holdings PCL, NVDR	2,330,200	1,459,075

KCE Electronics PCL, NVDR(b)	3,292,100	4,995,222

Kiatnakin Phatra Bank PCL, NVDR	24,600	37,326

Mega Lifesciences PCL, NVDR	3,039,000	3,713,986

MK Restaurants Group PCL, NVDR	1,008,800	1,253,641

Northeast Rubber PCL, NVDR	14,329,975	1,786,697

Origin Property PCL, NVDR	9,468,100	2,587,232

Polyplex Thailand PCL, NVDR	3,523,713	1,238,682

Precious Shipping PCL, NVDR	8,368,300	2,229,248

Prima Marine PCL, NVDR	17,122,500	3,221,123

PTG Energy PCL, NVDR	4,427,600	1,136,919

Quality Houses PCL, NVDR	375,600	23,106

Rajthanee Hospital PCL, NVDR	2,190,000	1,684,037

Ratch Group PCL, NVDR	4,874,500	4,216,869

Regional Container Lines PCL, NVDR	2,965,500	1,775,432

Sansiri PCL, NVDR	63,224,800	2,934,429

Sino-Thai Engineering & Construction PCL, NVDR	3,544,200	914,946

Somboon Advance Technology PCL, NVDR	4,499,700	2,249,078

Star Petroleum Refining PCL, NVDR	3,459,700	864,628

Supalai PCL, NVDR	12,280,300	6,778,827

Synnex Thailand PCL, NVDR(b)	2,276,700	769,060

Thai Oil PCL, NVDR	2,069,900	2,870,716

Thai Union Group PCL, NVDR	13,223,000	5,265,596

Thai Vegetable Oil PCL, NVDR	4,507,570	2,698,662

Thaifoods Group PCL, NVDR	10,496,900	1,078,157

Thanachart Capital PCL, NVDR	7,164,700	9,838,242

Tisco Financial Group PCL, NVDR	4,922,400	13,349,454

TQM Alpha PCL, NVDR	1,902,700	1,750,510

TTW PCL, NVDR	23,216,600	5,770,278

WHA Corp. PCL, NVDR	54,699,000	7,886,571

Workpoint Entertainment PCL, NVDR	7,500	2,966

Total Thailand		140,338,679
Turkey – 2.5%

Aksa Akrilik Kimya Sanayii AS	9,516	35,648

Aksa Enerji Uretim AS	589,614	884,797

Alarko Holding AS	255,932	1,155,731

Alkim Alkali Kimya AS	572,732	982,304

Anadolu Efes Biracilik Ve Malt Sanayii AS	932,609	3,595,724

Arcelik AS(b)	200,580	1,192,578

Aygaz AS	497,394	2,933,744

Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	284,725	943,544

Coca-Cola Icecek AS	2,580	37,145

Dogus Otomotiv Servis ve Ticaret AS	52,237	509,699

EGE Endustri VE Ticaret AS	51	14,139

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,133,340	2,986,591

Enerjisa Enerji AS(a)	21,126	39,878

Haci Omer Sabanci Holding AS	5,200,140	11,324,033

Is Yatirim Menkul Degerler AS	813,498	1,205,929

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	5,033,073	5,423,198

Kartonsan Karton Sanayi ve Ticaret AS	143,295	493,418

Koza Altin Isletmeleri AS	3,458,847	3,631,064

Nuh Cimento Sanayi AS	313,817	4,097,993

Otokar Otomotiv Ve Savunma Sanayi AS*	2,236	29,762

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,372,711	2,001,860

Selcuk Ecza Deposu Ticaret ve Sanayi AS	699,129	1,688,212

Tekfen Holding AS	615,015	1,202,437

Tofas Turk Otomobil Fabrikasi AS	876,440	9,446,946

Turk Traktor ve Ziraat Makineleri AS	140,382	4,511,273

Turkcell Iletisim Hizmetleri AS*	2,559,882	4,976,900

Turkiye Sise ve Cam Fabrikalari AS‡	0	1

Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	2,391,831

Yapi ve Kredi Bankasi AS	2,947,215	1,984,519

Total Turkey		69,720,898
TOTAL COMMON STOCKS (Cost: $2,471,664,110)		2,807,967,877
WARRANTS – 0.0%
Thailand – 0.0%

Kiatnakin Phatra Bank PCL, expiring 3/17/24*
(Cost: $0)	2,050	33
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%

WisdomTree Emerging Markets High Dividend Fund(c)
(Cost: $2,156,532)	55,985	2,098,318
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
United States – 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $37,066,141)	37,066,141	37,066,141
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $2,510,886,783)		2,847,132,369

Other Assets less Liabilities – (1.2)%		(34,207,382)

NET ASSETS – 100.0%		$2,812,924,987

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2023

*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $27,384, which represents less than 0.01% of net assets.

‡	Share amount represents a fractional share.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $183,706,823 and the total market value of the collateral held by the Fund was $198,491,709. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $161,425,568.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$3,102,173	$46,923,705	$46,965,053	$(462,401)	$(500,106)	$2,098,318	$1,152,928

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

FAIR VALUATION SUMMARY

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities

Common Stocks
India	$177,906,742	$—	$27,384	*	$177,934,126
Other	2,630,033,751	—	—		2,630,033,751
Warrants	33	—	—		33
Exchange-Traded Fund	2,098,318	—	—		2,098,318
Investment of Cash Collateral for Securities Loaned	—	37,066,141	—		37,066,141
Total Investments in Securities	$2,810,038,844	$37,066,141	$27,384		$2,847,132,369

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 2.7%

Altium Ltd.	8,986	$250,599

Aristocrat Leisure Ltd.	59,422	1,566,636

Beach Energy Ltd.	176,510	186,828

Cochlear Ltd.	6,071	1,000,401

CSL Ltd.	33,507	5,423,654

Goodman Group	216,509	2,997,313

IDP Education Ltd.(a)	16,382	226,049

Northern Star Resources Ltd.	164,922	1,113,369

Pro Medicus Ltd.(a)	2,393	128,791

REA Group Ltd.(a)	11,185	1,114,005

Technology One Ltd.	16,328	163,446

Washington H Soul Pattinson & Co. Ltd.(a)	55,193	1,160,907

WiseTech Global Ltd.	3,521	147,823

Total Australia		15,479,821

Austria – 0.2%
Verbund AG	11,483	936,745

Belgium – 0.6%

Etablissements Franz Colruyt NV	36,096	1,565,354

UCB SA	18,949	1,555,627

Total Belgium		3,120,981

Brazil – 2.7%

Atacadao SA	71,551	127,228

BB Seguridade Participacoes SA	482,061	3,005,899

Energisa SA	145,779	1,361,617

Engie Brasil Energia SA	149,130	1,234,407

Equatorial Energia SA	183,382	1,174,624

Localiza Rent a Car SA	120,371	1,408,320

Lojas Renner SA	196,981	527,361

Porto Seguro SA	115,713	607,787

Raia Drogasil SA	117,474	648,252

Sendas Distribuidora SA	52,284	127,023

TOTVS SA	29,087	156,907

Transmissora Alianca de Energia Eletrica SA	257,758	1,779,772

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	33,952	66,138

Vibra Energia SA	391,413	1,479,568

WEG SA	200,308	1,451,525

Total Brazil		15,156,428

Canada – 4.3%

Alimentation Couche-Tard, Inc.	44,502	2,270,524

Canadian National Railway Co.	76,554	8,328,645

Canadian Pacific Kansas City Ltd.(a)	41,994	3,135,883

Constellation Software, Inc.(a)	545	1,130,339

Dollarama, Inc.	3,898	269,804

Enerplus Corp.(a)	11,303	199,809

FirstService Corp.(a)	1,493	218,163

Magna International, Inc.(a)	62,875	3,385,112

RB Global, Inc.(a)	10,935	687,805

Rogers Communications, Inc., Class B(a)	82,508	3,182,539

SNC-Lavalin Group, Inc.(a)	4,029	135,025

Tourmaline Oil Corp.(a)	21,562	1,090,061

Vermilion Energy, Inc.(a)	9,663	142,015

Total Canada		24,175,724

China – 5.5%

ANTA Sports Products Ltd.	182,000	2,048,469

Blue Moon Group Holdings Ltd.(b)	404,000	134,119

China Conch Venture Holdings Ltd.	918,500	783,414

China Feihe Ltd.(b)	1,832,000	1,080,695

Country Garden Services Holdings Co. Ltd.(a)	586,000	604,567

Fuyao Glass Industry Group Co. Ltd., Class H(b)	231,600	1,061,619

Kingsoft Corp. Ltd.	62,600	227,001

Li Ning Co. Ltd.	225,400	948,298

Nongfu Spring Co. Ltd., Class H(b)	199,700	1,147,430

Pop Mart International Group Ltd.(b)	110,000	325,147

Prosus NV*	63,770	1,885,060

Simcere Pharmaceutical Group Ltd.(b)	113,000	92,341

Smoore International Holdings Ltd.(a)(b)	578,000	524,727

Sunny Optical Technology Group Co. Ltd.	95,800	669,096

Tencent Holdings Ltd.	403,700	15,783,364

WuXi AppTec Co. Ltd., Class H(a)(b)	37,140	444,579

Yadea Group Holdings Ltd.(b)	296,000	549,530

Yihai International Holding Ltd.	113,000	194,782

Yum China Holdings, Inc.	43,950	2,479,249

Zhongsheng Group Holdings Ltd.	165,800	466,798

Total China		31,450,285

Denmark – 5.7%

Chr Hansen Holding AS	12,827	787,482

Coloplast AS, Class B	25,874	2,746,394

Novo Nordisk AS, Class B	285,074	26,061,897

Pandora AS	22,230	2,309,102

Royal Unibrew AS	7,302	565,855

Total Denmark		32,470,730

Finland – 1.0%

Kone Oyj, Class B	109,743	4,638,321

Valmet Oyj(a)	54,308	1,245,420

Total Finland		5,883,741

France – 8.3%

Bollore SE(a)	214,854	1,157,856

Gaztransport & Technigaz SA	5,861	722,921

Hermes International SCA	3,692	6,761,624

Kering SA	18,741	8,569,775

LVMH Moet Hennessy Louis Vuitton SE	34,838	26,424,223

Sartorius Stedim Biotech	1,855	443,860

Teleperformance SE	4,173	527,529

Verallia SA(b)	30,026	1,185,132

Vivendi SE	195,728	1,719,156

Total France		47,512,076

Germany – 4.9%

adidas AG	32,678	5,764,691

AIXTRON SE	6,627	244,309

Fielmann Group AG	22,590	977,733

Nemetschek SE	5,016	307,383

Puma SE	14,507	903,126

Rheinmetall AG	5,542	1,431,106

SAP SE	138,619	18,025,416

VERBIO Vereinigte BioEnergie AG	1,023	41,277

Total Germany		27,695,041

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2023

Investments	Shares	Value

Hong Kong – 1.7%

Hong Kong Exchanges & Clearing Ltd.	200,700	$7,498,206

Techtronic Industries Co. Ltd.	251,500	2,440,547

Total Hong Kong		9,938,753

India – 8.6%

Aarti Industries Ltd.	10,398	61,531

ACC Ltd.	20,954	507,756

Adani Ports & Special Economic Zone Ltd.	47,117	468,184

Alkem Laboratories Ltd.	3,255	141,342

APL Apollo Tubes Ltd.	4,610	90,211

Asian Paints Ltd.	27,168	1,034,178

Astral Ltd.	2,379	54,789

Atul Ltd.	480	40,725

Bajaj Auto Ltd.	28,183	1,718,547

Balkrishna Industries Ltd.	7,247	223,219

Berger Paints India Ltd.	13,653	93,526

Berger Paints India Ltd.*	2,731	18,705

Bharat Petroleum Corp. Ltd.	527,669	2,202,400

Coforge Ltd.	3,724	228,910

Colgate-Palmolive India Ltd.	34,842	841,478

CRISIL Ltd.	2,873	135,765

Crompton Greaves Consumer Electricals Ltd.	43,274	161,467

Dabur India Ltd.	74,094	492,168

Deepak Nitrite Ltd.	2,337	59,675

Divi’s Laboratories Ltd.	10,502	476,168

Dr. Lal PathLabs Ltd.(b)	2,070	62,925

Eicher Motors Ltd.	8,147	338,173

Endurance Technologies Ltd.(b)	2,858	54,779

GlaxoSmithKline Pharmaceuticals Ltd.	6,477	120,759

Grindwell Norton Ltd.	2,587	64,757

Gujarat Gas Ltd.	8,276	42,147

Havells India Ltd.	14,679	245,521

HDFC Asset Management Co. Ltd.(b)	18,400	586,613

Hero MotoCorp Ltd.	49,963	1,839,440

Hindustan Unilever Ltd.	122,989	3,651,699

Indraprastha Gas Ltd.	57,669	315,876

Indus Towers Ltd.*	467,863	1,080,058

Info Edge India Ltd.	2,750	137,938

Infosys Ltd.	755,284	13,055,830

Ipca Laboratories Ltd.	4,273	48,145

JK Cement Ltd.	2,075	79,447

JSW Steel Ltd.	264,172	2,480,075

Jubilant Foodworks Ltd.	10,804	69,359

Kajaria Ceramics Ltd.	8,421	134,071

Kansai Nerolac Paints Ltd.	12,246	46,814

KPIT Technologies Ltd.	5,944	82,480

L&T Technology Services Ltd.(b)	2,877	158,536

Laurus Labs Ltd.(b)	13,124	62,490

LTIMindtree Ltd.(b)	4,955	310,867

Marico Ltd.	100,621	680,551

Mphasis Ltd.	18,286	523,336

Navin Fluorine International Ltd.	840	38,102

Nestle India Ltd.	3,926	1,064,075

Nippon Life India Asset Management Ltd.(b)	74,093	292,611

Oracle Financial Services Software Ltd.	14,049	695,478

Page Industries Ltd.	397	186,347

Persistent Systems Ltd.	3,911	273,008

PI Industries Ltd.	1,495	62,165

Pidilite Industries Ltd.	10,014	294,181

Polycab India Ltd.	2,395	154,099

Prestige Estates Projects Ltd.	8,776	63,684

Ramco Cements Ltd.	6,585	72,177

Relaxo Footwears Ltd.	3,878	42,060

SBI Cards & Payment Services Ltd.	10,165	96,838

Shree Cement Ltd.	470	144,128

Siemens Ltd.	2,374	104,990

SKF India Ltd.	1,692	104,151

Sun TV Network Ltd.	27,613	203,553

Sundram Fasteners Ltd.	7,725	117,231

Supreme Industries Ltd.	8,416	417,703

Tata Consultancy Services Ltd.	140,238	5,959,012

Tata Elxsi Ltd.	1,535	133,592

Tech Mahindra Ltd.	89,164	1,312,959

Titan Co. Ltd.	12,108	459,117

Torrent Pharmaceuticals Ltd.	8,924	207,310

Trident Ltd.	137,811	62,482

Tube Investments of India Ltd.	1,404	50,524

TVS Motor Co. Ltd.	7,925	145,232

UltraTech Cement Ltd.	7,273	722,984

Varun Beverages Ltd.	9,156	104,271

Voltas Ltd.	16,100	167,376

Whirlpool of India Ltd.	2,364	46,262

Total India		49,121,132

Indonesia – 0.1%

Indofood CBP Sukses Makmur Tbk PT	543,300	389,327

Mayora Indah Tbk PT	356,100	58,755

Sumber Alfaria Trijaya Tbk PT	1,518,200	290,771

Total Indonesia		738,853

Israel – 0.1%

Strauss Group Ltd.*	19,134	402,432

Italy – 1.6%

Amplifon SpA	12,474	371,377

Banca Generali SpA	45,717	1,621,980

Banca Mediolanum SpA	279,091	2,394,041

De’ Longhi SpA	45,597	995,447

Ferrari NV	7,708	2,282,588

Moncler SpA	20,423	1,190,987

Reply SpA	1,162	109,555

Total Italy		8,965,975

Japan – 3.0%

Asahi Intecc Co. Ltd.(a)	11,000	198,144

Astellas Pharma, Inc.	285,100	3,962,455

BayCurrent Consulting, Inc.	6,400	214,356

Benefit One, Inc.	16,900	122,482

Capcom Co. Ltd.	19,900	718,120

CyberAgent, Inc.(a)	35,100	189,654

Daifuku Co. Ltd.	34,000	644,684

Daito Trust Construction Co. Ltd.	14,800	1,562,071

Fancl Corp.	11,300	172,955

Goldwin, Inc.(a)	2,800	190,263

Hoya Corp.	16,100	1,653,426

Information Services International-Dentsu Ltd.	4,300	164,825

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2023

Investments	Shares	Value

Kakaku.com, Inc.(a)	19,500	$198,234

Kobe Bussan Co. Ltd.(a)	10,900	256,092

Koei Tecmo Holdings Co. Ltd.	41,000	583,987

M3, Inc.	15,400	280,291

MonotaRO Co. Ltd.(a)	17,900	191,985

Nexon Co. Ltd.	18,300	327,861

Nihon M&A Center Holdings, Inc.	22,400	108,003

Nomura Research Institute Ltd.	39,700	1,035,698

Obic Co. Ltd.	4,900	744,892

Open House Group Co. Ltd.	18,700	635,844

Persol Holdings Co. Ltd.	202,000	329,481

Recruit Holdings Co. Ltd.	48,600	1,501,072

Relo Group, Inc.	13,000	140,999

TechnoPro Holdings, Inc.	14,300	311,730

Workman Co. Ltd.(a)	6,400	194,927

ZOZO, Inc.(a)	34,552	635,007

Total Japan		17,269,538

Malaysia – 0.3%

CELCOMDIGI Bhd	1,417,800	1,319,586

MR DIY Group M Bhd(b)	332,800	107,029

Nestle Malaysia Bhd	13,000	350,248

Total Malaysia		1,776,863

Mexico – 0.3%

Kimberly-Clark de Mexico SAB de CV, Class A	877,317	1,751,756

Netherlands – 5.9%

ASM International NV	2,535	1,066,863

ASML Holding NV	25,199	14,916,476

BE Semiconductor Industries NV(a)	32,197	3,170,237

Koninklijke KPN NV	1,189,938	3,929,463

SBM Offshore NV	78,907	1,038,437

Universal Music Group NV(a)	248,350	6,502,520

Wolters Kluwer NV	24,274	2,946,516

Total Netherlands		33,570,512

Norway – 0.4%

Salmar ASA	40,128	2,049,231

TOMRA Systems ASA	15,860	182,062

Total Norway		2,231,293

Russia – 0.0%

Evraz PLC*†	243,480	0

LUKOIL PJSC*†	68,533	0

LUKOIL PJSC, ADR*†	2,107	0

Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	54,588	0

MMC Norilsk Nickel PJSC*†	16,209	0

MMC Norilsk Nickel PJSC, ADR*†	12	0

Novatek PJSC*†	97,470	0

PhosAgro PJSC*†	8,504	0

PhosAgro PJSC, GDR*†(c)	166	0

Total Russia		0

Saudi Arabia – 0.1%

Bupa Arabia for Cooperative Insurance Co.	6,703	371,748

Mouwasat Medical Services Co.	11,890	326,540

Total Saudi Arabia		698,288

Singapore – 0.5%

Singapore Technologies Engineering Ltd.	900,200	2,578,784

South Africa – 0.4%

Mr Price Group Ltd.(a)	121,869	898,845

Naspers Ltd., Class N	6,462	1,037,777

OUTsurance Group Ltd.(a)	206,423	468,521

Total South Africa		2,405,143

South Korea – 0.1%

Celltrion, Inc.	4,839	499,177

Spain – 0.2%

CIE Automotive SA	21,145	574,010

Viscofan SA(a)	8,532	522,122

Total Spain		1,096,132

Sweden – 4.0%

Alfa Laval AB	49,835	1,723,826

Atlas Copco AB, Class A	339,145	4,596,666

Atlas Copco AB, Class B	174,795	2,062,620

Beijer Ref AB(a)	16,062	170,759

Essity AB, Class B	111,034	2,410,939

Evolution AB(b)	20,872	2,125,585

Husqvarna AB, Class B(a)	122,120	941,287

Investment AB Latour, Class B(a)	62,360	1,106,376

Nibe Industrier AB, Class B	51,170	338,175

Nordnet AB publ	64,335	855,100

Sandvik AB	203,979	3,785,108

Telefonaktiebolaget LM Ericsson, Class B(a)	562,880	2,763,056

Total Sweden		22,879,497

Switzerland – 10.2%

ABB Ltd., Registered Shares	360,016	12,908,313

Givaudan SA, Registered Shares	1,192	3,901,233

Logitech International SA, Registered Shares	19,319	1,336,365

Lonza Group AG, Registered Shares	2,411	1,121,689

Nestle SA, Registered Shares	193,819	21,979,430

Partners Group Holding AG	6,026	6,814,492

Schindler Holding AG, Participation Certificate	4,276	855,387

Schindler Holding AG, Registered Shares	11,638	2,249,233

Sika AG, Registered Shares	11,926	3,038,862

Sonova Holding AG, Registered Shares	6,958	1,655,834

Stadler Rail AG(a)	19,090	746,238

Straumann Holding AG, Registered Shares	5,787	741,404

Temenos AG, Registered Shares	6,034	424,913

Total Switzerland		57,773,393

Taiwan – 9.2%

Accton Technology Corp.	121,000	1,847,958

Global Unichip Corp.	8,000	338,285

Lotes Co. Ltd.	15,337	391,021

momo.com, Inc.	21,032	327,073

Nan Ya Printed Circuit Board Corp.	122,000	1,007,202

Taiwan Cement Corp.	1,739,000	1,791,228

Taiwan Semiconductor Manufacturing Co. Ltd.	2,788,000	45,170,428

Voltronic Power Technology Corp.	11,000	540,109

Wiwynn Corp.	26,000	1,204,133

Total Taiwan		52,617,437

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2023

Investments	Shares	Value

Thailand – 0.3%

Carabao Group PCL, NVDR	112,400	$253,122

CP ALL PCL, NVDR	702,000	1,166,385

CP Axtra PCL, NVDR	221,400	196,091

Delta Electronics Thailand PCL, NVDR	107,900	245,210

Energy Absolute PCL, NVDR	65,300	91,460

Total Thailand		1,952,268

Turkey – 0.8%

Aksa Enerji Uretim AS	32,947	49,441

Arcelik AS	60,259	358,279

Aselsan Elektronik Sanayi Ve Ticaret AS	81,424	121,178

BIM Birlesik Magazalar AS	116,617	1,168,510

Ford Otomotiv Sanayi AS	35,203	1,085,046

Iskenderun Demir ve Celik AS*	185,343	281,378

Tofas Turk Otomobil Fabrikasi AS	87,434	942,431

Turkcell Iletisim Hizmetleri AS*	280,419	545,188

Total Turkey		4,551,451

United Kingdom – 11.4%

Airtel Africa PLC(b)	721,478	1,106,033

Ashtead Group PLC	42,160	2,573,948

Auto Trader Group PLC(b)	79,094	596,220

Compass Group PLC	128,583	3,138,839

Diageo PLC	265,537	9,833,227

Drax Group PLC	85,370	457,222

Games Workshop Group PLC	9,101	1,174,139

Hargreaves Lansdown PLC	121,705	1,148,565

Imperial Brands PLC	395,019	8,037,279

Intertek Group PLC	26,360	1,322,982

RELX PLC	258,909	8,769,313

Rightmove PLC	82,831	568,381

Rotork PLC	140,732	536,954

Sage Group PLC	141,052	1,702,672

Spectris PLC	15,736	651,871

Unilever PLC	472,210	23,411,571

Total United Kingdom		65,029,216

United States – 4.4%

GSK PLC	1,364,326	24,845,196
TOTAL COMMON STOCKS (Cost: $553,187,219)		566,574,661

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car SA, expiring 11/10/23*
(Cost: $0)	882	2,819

WARRANTS – 0.0%

Canada – 0.0%

Constellation Software, Inc., expiring 3/31/40*†(a)
(Cost: $0)	545	0

EXCHANGE-TRADED FUNDS – 0.1%

United States – 0.1%

WisdomTree Emerging Markets High Dividend Fund(a)(d)	4,470	167,536

WisdomTree International Equity Fund(d)	5,333	257,850
TOTAL EXCHANGE-TRADED FUNDS (Cost: $431,548)		425,386

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%

United States – 3.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e)
(Cost: $18,741,527)	18,741,527	18,741,527

TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $572,360,294)		585,744,393

Other Assets less Liabilities – (2.9)%		(16,503,458)

NET ASSETS – 100.0%		$569,240,935
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,142,142 and the total market value of the collateral held by the Fund was $29,646,028. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,904,501.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$1,023,167	$1,477,794	$2,306,726	$107,508	$(134,207)	$167,536	$51,360
WisdomTree International Equity Fund	1,549,089	2,241,251	3,464,866	214,501	(282,125)	257,850	53,244
Total	$2,572,256	$3,719,045	$5,771,592	$322,009	$(416,332)	$425,386	$104,604

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/2/2023	115,784	USD	95,000	GBP	$—	$(168)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	566,574,661	—	—		566,574,661
Rights	2,819	—	—		2,819
Warrants	—	—	0	*	0
Exchange-Traded Funds	425,386	—	—		425,386
Investment of Cash Collateral for Securities Loaned	—	18,741,527	—		18,741,527
Total Investments in Securities	$567,002,866	$18,741,527	$0		$585,744,393
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(168)	$—		$(168)
Total – Net	$567,002,866	$18,741,359	$0		$585,744,225
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.4%

Australia – 4.4%

Ampol Ltd.	2,334	$50,915

ANZ Group Holdings Ltd.	17,502	289,850

APA Group	7,644	40,948

BHP Group Ltd.	58,345	1,666,272

Commonwealth Bank of Australia	6,925	446,805

Dexus(a)	11,258	53,041

Incitec Pivot Ltd.	15,209	30,822

JB Hi-Fi Ltd.(a)	999	29,285

Metcash Ltd.	16,251	39,646

Mirvac Group(a)	31,914	43,872

National Australia Bank Ltd.(a)	15,316	287,355

New Hope Corp. Ltd.	6,299	25,815

Rio Tinto Ltd.(a)	3,168	232,167

Rio Tinto PLC	8,333	526,239

South32 Ltd.	44,527	97,421

Stockland	4,096	10,363

Suncorp Group Ltd.	4,935	44,495

Telstra Group Ltd.	67,175	166,916

Viva Energy Group Ltd.(b)	21,136	40,924

Wesfarmers Ltd.	3,443	117,461

Westpac Banking Corp.	13,090	178,681

Whitehaven Coal Ltd.	4,865	22,325

Woodside Energy Group Ltd.(a)	12,671	298,410

Total Australia		4,740,028

Austria – 0.2%

BAWAG Group AG*(b)	701	32,255

Erste Group Bank AG	1,545	53,686

OMV AG	1,173	56,284

Voestalpine AG	1,148	31,407

Total Austria		173,632

Belgium – 0.3%

Aedifica SA	666	37,971

Ageas SA	1,165	48,141

Cofinimmo SA	598	41,090

Etablissements Franz Colruyt NV	366	15,872

KBC Group NV	2,233	139,818

Proximus SADP	3,071	25,030

Solvay SA	352	39,076

Total Belgium		346,998

Brazil – 1.5%

B3 SA – Brasil Bolsa Balcao	25,092	61,612

Banco do Brasil SA	21,742	204,944

BB Seguridade Participacoes SA	9,292	57,940

Energisa SA	4,142	38,688

Engie Brasil Energia SA	3,586	29,683

JBS SA	6,681	24,093

Klabin SA	7,322	34,831

Neoenergia SA	3,072	11,299

Petroleo Brasileiro SA	64,870	491,074

Telefonica Brasil SA	3,538	30,523

TIM SA	4,833	14,378

Transmissora Alianca de Energia Eletrica SA	4,802	33,157

Vale SA	39,867	538,283

Total Brazil		1,570,505

Canada – 4.0%

Algonquin Power & Utilities Corp.(a)	2,351	13,981

AltaGas Ltd.(a)	1,470	28,324

Atco Ltd., Class I(a)	1,761	44,807

Bank of Montreal	3,476	294,586

Bank of Nova Scotia(a)	7,562	340,514

BCE, Inc.(a)	3,688	141,437

Canadian Imperial Bank of Commerce	5,597	217,049

Canadian Natural Resources Ltd.	4,833	314,002

Canadian Tire Corp. Ltd., Class A(a)	206	22,253

Canadian Utilities Ltd., Class A	2,226	47,253

Capital Power Corp.(a)	1,250	35,059

Choice Properties Real Estate Investment Trust	2,766	25,942

Emera, Inc.(a)	1,750	61,379

Enbridge, Inc.(a)	8,695	289,726

Fortis, Inc.(a)	2,492	95,090

Great-West Lifeco, Inc.(a)	3,574	102,726

Manulife Financial Corp.(a)	9,774	179,431

National Bank of Canada(a)	1,883	125,668

Paramount Resources Ltd., Class A	885	21,110

Parkland Corp.	892	26,212

Pembina Pipeline Corp.(a)	3,985	120,375

Power Corp. of Canada(a)	2,624	67,114

Restaurant Brands International, Inc.(a)	1,699	113,665

Royal Bank of Canada(a)	6,038	530,111

Sun Life Financial, Inc.	2,148	105,287

Suncor Energy, Inc.(a)	6,146	212,337

TC Energy Corp.(a)	4,138	142,963

TELUS Corp.	5,311	87,129

Toronto-Dominion Bank(a)	7,600	459,991

Whitecap Resources, Inc.(a)	4,368	37,057

Total Canada		4,302,578

Chile – 0.1%

Banco de Chile	466,271	47,230

Banco Santander Chile	527,246	24,286

Cencosud SA	17,255	32,546

Empresas Copec SA	5,606	39,534

Total Chile		143,596

China – 3.5%

Agricultural Bank of China Ltd., Class H	290,074	108,150

Anhui Conch Cement Co. Ltd., Class H	12,000	31,946

Bank of China Ltd., Class H	1,137,000	397,783

Bank of Communications Co. Ltd., Class H	311,000	188,224

BOC Hong Kong Holdings Ltd.	46,000	125,985

China CITIC Bank Corp. Ltd., Class H	154,000	71,574

China Construction Bank Corp., Class H	1,358,536	766,706

China Feihe Ltd.(b)	24,000	14,157

China Life Insurance Co. Ltd., Class H	82,000	127,735

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2023

Investments	Shares	Value

China Medical System Holdings Ltd.	17,000	$25,744

China Pacific Insurance Group Co. Ltd., Class H	31,000	77,581

China Petroleum & Chemical Corp., Class H	318,000	173,783

China Railway Group Ltd., Class H	39,000	20,118

China Shenhua Energy Co. Ltd., Class H	65,000	210,806

China Vanke Co. Ltd., Class H	18,700	20,630

COSCO SHIPPING Holdings Co. Ltd., Class H	48,000	49,214

Great Wall Motor Co. Ltd., Class H	26,500	31,603

Industrial & Commercial Bank of China Ltd., Class H	967,000	465,483

Longfor Group Holdings Ltd.(a)(b)	16,000	28,765

PetroChina Co. Ltd., Class H	364,000	274,214

PICC Property & Casualty Co. Ltd., Class H	50,000	64,225

Ping An Insurance Group Co. of China Ltd., Class H	47,000	269,151

Postal Savings Bank of China Co. Ltd., Class H(b)	62,000	31,349

Sinopharm Group Co. Ltd., Class H	13,600	39,418

Tingyi Cayman Islands Holding Corp.	28,000	39,112

Wilmar International Ltd.	25,200	68,867

Yankuang Energy Group Co. Ltd., Class H	33,000	62,361

Total China		3,784,684

Czech Republic – 0.0%

CEZ AS	941	40,088

Denmark – 0.2%

AP Moller – Maersk AS, Class B	71	128,377

Pandora AS	401	41,653

Topdanmark AS	1,149	50,050

Total Denmark		220,080

Finland – 0.4%

Fortum Oyj(a)	4,787	55,725

Kone Oyj, Class B	853	36,052

Nordea Bank Abp	16,760	185,307

Sampo Oyj, Class A	1,835	79,616

UPM-Kymmene Oyj	1,037	35,650

Total Finland		392,350

France – 3.1%

ALD SA(b)	2,755	21,395

AXA SA	13,197	393,740

BNP Paribas SA	6,673	426,940

Bouygues SA	2,349	82,419

Cie de Saint-Gobain SA	1,676	100,932

Cie Generale des Etablissements Michelin SCA	2,169	66,757

Danone SA	1,244	68,831

Engie SA	18,448	283,797

Gecina SA	621	63,612

Klepierre SA	1,830	45,009

Orange SA	16,782	192,960

Publicis Groupe SA	639	48,549

Rexel SA	1,696	38,247

Sanofi	3,259	350,153

Societe Generale SA	4,516	110,185

TotalEnergies SE	13,566	894,959

Veolia Environnement SA	3,469	100,745

Total France		3,289,230

Germany – 2.4%

Allianz SE, Registered Shares	1,611	384,964

BASF SE	4,504	204,812

Bayer AG, Registered Shares	2,553	122,851

Bayerische Motoren Werke AG	2,978	303,882

Deutsche Post AG, Registered Shares	4,530	184,819

E.ON SE	11,093	131,541

Fielmann Group AG	402	17,399

Hapag-Lloyd AG(b)	1,437	261,989

Heidelberg Materials AG	1,056	82,198

Mercedes-Benz Group AG	6,453	450,168

Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	344	134,430

Talanx AG	1,640	104,181

Telefonica Deutschland Holding AG	17,964	32,238

Volkswagen AG	914	120,672

Wacker Chemie AG	281	40,357

Total Germany		2,576,501

Hong Kong – 0.7%

Bank of East Asia Ltd.	26,600	33,013

Champion REIT	76,000	25,036

CLP Holdings Ltd.	10,500	77,692

Hang Lung Properties Ltd.	19,000	26,007

Henderson Land Development Co. Ltd.	23,100	60,907

Hong Kong & China Gas Co. Ltd.	73,000	50,892

Hysan Development Co. Ltd.	3,000	5,815

Link REIT	18,266	89,559

New World Development Co. Ltd.	2,000	3,892

PCCW Ltd.	98,000	44,672

Power Assets Holdings Ltd.	18,000	87,106

Sino Land Co. Ltd.	53,873	60,739

Sun Hung Kai Properties Ltd.	12,000	128,399

Swire Pacific Ltd., Class B	25,000	27,324

Swire Properties Ltd.	23,800	49,655

Total Hong Kong		770,708

India – 0.9%

Bharat Petroleum Corp. Ltd.	4,871	20,331

Coal India Ltd.	28,359	100,812

GAIL India Ltd.	30,084	45,067

HCL Technologies Ltd.	9,409	139,909

Hindustan Petroleum Corp. Ltd.*	4,020	12,342

Indian Oil Corp. Ltd.	58,079	63,610

Indus Towers Ltd.*	9,177	21,185

NMDC Ltd.	21,281	37,915

NTPC Ltd.	37,537	110,996

Oil & Natural Gas Corp. Ltd.	36,698	84,783

Petronet LNG Ltd.	12,087	34,926

Power Grid Corp. of India Ltd.	44,628	107,350

Steel Authority of India Ltd.	25,418	28,726

Tata Steel Ltd.	57,332	88,993

Vedanta Ltd.	11,854	31,769

Total India		928,714

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2023

Investments	Shares	Value

Indonesia – 0.1%

Adaro Energy Indonesia Tbk PT	207,600	$38,283

Bukit Asam Tbk PT	114,100	20,672

Indo Tambangraya Megah Tbk PT	8,900	16,686

Indocement Tunggal Prakarsa Tbk PT	24,400	15,709

Indofood Sukses Makmur Tbk PT	53,100	22,762

United Tractors Tbk PT	17,700	32,353

Total Indonesia		146,465

Ireland – 0.1%

Smurfit Kappa Group PLC	1,483	49,553

Israel – 0.2%

Amot Investments Ltd.	4,686	22,710

Ashtrom Group Ltd.	711	9,698

Bank Leumi Le-Israel BM	8,630	71,429

First International Bank of Israel Ltd.	530	22,776

ICL Group Ltd.	12,225	67,660

Total Israel		194,273

Italy – 0.9%

A2A SpA	33,136	59,150

Assicurazioni Generali SpA	6,270	128,552

Banco BPM SpA	8,699	41,768

De’ Longhi SpA(a)	935	20,412

Eni SpA(a)	19,600	316,585

Hera SpA	20,112	55,150

Mediobanca Banca di Credito Finanziario SpA	4,649	61,674

Poste Italiane SpA(b)	4,973	52,483

Snam SpA(a)	19,914	93,803

Terna – Rete Elettrica Nazionale(a)	6,323	47,718

UnipolSai Assicurazioni SpA(a)	14,835	35,905

Total Italy		913,200

Japan – 2.9%

AGC, Inc.	800	28,113

Concordia Financial Group Ltd.(a)	7,000	31,968

Daiwa House Industry Co. Ltd.	1,700	45,740

ENEOS Holdings, Inc.(a)	16,400	64,831

Haseko Corp.(a)	2,300	29,392

Inpex Corp.	3,400	51,402

Isuzu Motors Ltd.(a)	2,400	30,244

Japan Post Holdings Co. Ltd.(a)	12,900	103,520

Japan Tobacco, Inc.	8,300	191,335

Kajima Corp.	3,600	58,707

Kansai Electric Power Co., Inc.	4,000	55,688

Kawasaki Kisen Kaisha Ltd.(a)	2,400	82,088

Kuraray Co. Ltd.	6,000	71,208

Marubeni Corp.	8,669	135,474

Mitsubishi Chemical Group Corp.(a)	9,000	56,856

Mitsubishi UFJ Financial Group, Inc.(a)	41,900	356,175

Mitsui OSK Lines Ltd.(a)	3,800	104,661

Mizuho Financial Group, Inc.(a)	6,730	114,598

MS&AD Insurance Group Holdings, Inc.(a)	1,600	58,918

Nippon Steel Corp.(a)	6,600	155,021

Nippon Yusen KK(a)	5,900	153,643

Sekisui House Ltd.	2,900	57,854

SoftBank Corp.(a)	26,300	297,940

Sompo Holdings, Inc.(a)	1,200	51,731

Sumitomo Chemical Co. Ltd.	5,800	15,819

Sumitomo Corp.(a)	6,386	127,699

Sumitomo Forestry Co. Ltd.	2,300	58,662

Sumitomo Mitsui Financial Group, Inc.(a)	4,600	226,478

Sumitomo Mitsui Trust Holdings, Inc.	1,800	67,923

Takeda Pharmaceutical Co. Ltd.(a)	5,400	167,944

Tosoh Corp.	3,000	38,559

Total Japan		3,090,191

Malaysia – 0.5%

CIMB Group Holdings Bhd	66,800	77,253

HAP Seng Consolidated Bhd	3,900	3,655

Kuala Lumpur Kepong Bhd	6,400	29,170

Malayan Banking Bhd	53,993	101,080

Maxis Bhd	36,200	31,148

Petronas Chemicals Group Bhd	31,500	48,237

Petronas Gas Bhd	13,300	47,702

RHB Bank Bhd	51,867	59,984

Sime Darby Bhd	58,100	27,347

Sime Darby Plantation Bhd	28,000	25,524

Tenaga Nasional Bhd	29,400	62,554

Total Malaysia		513,654

Mexico – 0.4%

Alfa SAB de CV, Class A	47,750	31,158

Alpek SAB de CV(a)	9,251	7,964

Banco del Bajio SA(b)	12,507	39,446

Coca-Cola Femsa SAB de CV	4,550	35,811

Fibra Uno Administracion SA de CV	39,614	66,219

Grupo Mexico SAB de CV, Series B	37,854	179,680

Kimberly-Clark de Mexico SAB de CV, Class A	10,690	21,345

Orbia Advance Corp. SAB de CV	26,023	54,222

Total Mexico		435,845

Netherlands – 0.5%

Aegon NV(a)	11,239	54,523

ASR Nederland NV	1,686	63,405

BE Semiconductor Industries NV(a)	524	51,595

Koninklijke KPN NV	29,479	97,347

Koninklijke Vopak NV	790	27,116

NN Group NV(a)	1,601	51,598

OCI NV*	2,273	63,509

Randstad NV(a)	1,454	80,635

SBM Offshore NV(a)	807	10,620

Signify NV(b)	731	19,743

Total Netherlands		520,091

Norway – 0.5%

Aker BP ASA	2,672	74,328

DNB Bank ASA	9,357	189,587

Norsk Hydro ASA	7,432	46,935

Telenor ASA	13,745	156,944

Yara International ASA	1,029	39,194

Total Norway		506,988

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2023

Investments	Shares	Value

Philippines – 0.0%

PLDT, Inc.	910	$18,915

Poland – 0.1%

ORLEN SA	2,999	40,330

Powszechna Kasa Oszczednosci Bank Polski SA*	12,511	99,513

Total Poland		139,843

Portugal – 0.1%

EDP – Energias de Portugal SA	8,474	35,313

Galp Energia SGPS SA	2,932	43,584

Total Portugal		78,897

Russia – 0.0%

Evraz PLC*†	5,263	0

Magnit PJSC*†	447	0

Magnit PJSC, GDR*†(c)	1	0

Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	1,299	0

MMC Norilsk Nickel PJSC*†	321	0

MMC Norilsk Nickel PJSC, ADR*†	5	0

Mobile TeleSystems PJSC, ADR*†	3,583	0

Novolipetsk Steel PJSC*†	11,640	0

PhosAgro PJSC*†	247	0

PhosAgro PJSC, GDR*†(c)	4	0

Polyus PJSC*†	83	0

Sberbank of Russia PJSC*†	14,088	0

Sberbank of Russia PJSC, ADR*†	6,465	0

Severstal PAO, GDR*†(c)	1,737	0

Tatneft PJSC*†	2,124	0

Tatneft PJSC, ADR*†	85	0

Total Russia		0

Saudi Arabia – 0.3%

Advanced Petrochemical Co.	1,743	18,636

Arabian Centres Co. Ltd.	4,421	23,458

Sahara International Petrochemical Co.	6,322	63,718

Saudi Basic Industries Corp.	5,577	122,679

Saudi Cement Co.	3,333	46,390

Saudi Industrial Investment Group	5,267	33,368

Yanbu National Petrochemical Co.	3,736	41,440

Total Saudi Arabia		349,689

Singapore – 1.0%

CapitaLand Ascendas REIT	26,100	52,586

CapitaLand Integrated Commercial Trust	32,900	44,593

DBS Group Holdings Ltd.	11,114	273,921

Frasers Centrepoint Trust	21,000	33,695

Frasers Logistics & Commercial Trust	50,000	39,197

Keppel Corp. Ltd.	5,800	28,896

Mapletree Industrial Trust	27,800	46,031

Mapletree Logistics Trust	32,300	39,757

Mapletree Pan Asia Commercial Trust	37,400	39,184

Olam Group Ltd.	36,200	27,848

Oversea-Chinese Banking Corp. Ltd.	22,113	207,537

Singapore Technologies Engineering Ltd.	15,000	42,970

United Overseas Bank Ltd.	8,113	169,405

Venture Corp. Ltd.	800	7,251

Total Singapore		1,052,871

South Africa – 0.6%

Absa Group Ltd.	6,717	62,334

Anglo American Platinum Ltd.	416	15,589

Exxaro Resources Ltd.(a)	4,905	44,881

FirstRand Ltd.	30,912	104,782

Impala Platinum Holdings Ltd.	7,697	40,390

Nedbank Group Ltd.	6,218	66,780

Sanlam Ltd.	13,190	45,977

Sasol Ltd.	3,404	47,162

Standard Bank Group Ltd.	10,505	102,444

Thungela Resources Ltd.(a)	3,325	30,648

Vodacom Group Ltd.	8,280	46,482

Total South Africa		607,469

South Korea – 0.6%

Hana Financial Group, Inc.	1,455	45,772

KB Financial Group, Inc.	3,313	135,770

KT&G Corp.	610	39,012

POSCO Holdings, Inc.	721	285,857

Shinhan Financial Group Co. Ltd.	3,871	102,125

Woori Financial Group, Inc.	7,936	72,103

Total South Korea		680,639

Spain – 2.0%

Acerinox SA	3,240	31,436

ACS Actividades de Construccion y Servicios SA	3,198	115,357

Banco Bilbao Vizcaya Argentaria SA(a)	27,133	221,486

Banco Santander SA	51,696	198,052

Bankinter SA(a)	4,247	27,177

CaixaBank SA	23,318	93,468

Endesa SA	10,920	222,849

Fluidra SA(a)	1,562	32,033

Fomento de Construcciones y Contratas SA(a)	1,799	22,704

Iberdrola SA	22,836	256,162

Industria de Diseno Textil SA	8,507	317,849

Inmobiliaria Colonial Socimi SA(a)	10,170	57,929

Merlin Properties Socimi SA	8,438	71,336

Naturgy Energy Group SA(a)	5,104	139,203

Redeia Corp. SA	2,424	38,227

Repsol SA	6,138	101,183

Telefonica SA(a)	35,075	143,641

Total Spain		2,090,092

Sweden – 0.6%

Autoliv, Inc.	557	53,739

Fabege AB(a)	4,165	33,476

Husqvarna AB, Class B(a)	3,500	26,978

Nordnet AB publ	2,537	33,720

Skandinaviska Enskilda Banken AB, Class A	6,605	79,430

SKF AB, Class B	1,698	28,469

SSAB AB, Class B	8,829	48,841

Svenska Handelsbanken AB, Class A	5,481	49,219

Swedbank AB, Class A	6,848	126,885

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2023

Investments	Shares	Value

Tele2 AB, Class B	2,836	$21,844

Telia Co. AB	23,442	48,700

Thule Group AB(a)(b)	1,452	38,344

Total Sweden		589,645

Switzerland – 2.2%

Baloise Holding AG, Registered Shares	497	72,203

Helvetia Holding AG, Registered Shares	441	61,898

Holcim AG, Registered Shares*	2,317	148,878

Julius Baer Group Ltd.	1,151	74,058

Kuehne & Nagel International AG, Registered Shares	477	136,092

Novartis AG, Registered Shares	9,939	1,019,867

OC Oerlikon Corp. AG, Registered Shares(a)	4,492	19,111

Swiss Life Holding AG, Registered Shares	114	71,231

Swiss Prime Site AG, Registered Shares	553	50,748

Swiss Re AG	1,606	165,586

Swisscom AG, Registered Shares	328	195,122

Zurich Insurance Group AG	727	333,857

Total Switzerland		2,348,651

Taiwan – 3.4%

ASE Technology Holding Co. Ltd.	65,000	220,489

Asia Cement Corp.	24,000	29,554

Asustek Computer, Inc.	11,000	125,060

AUO Corp.	118,000	59,950

Cathay Financial Holding Co. Ltd.	70,958	97,928

China Steel Corp.	258,000	201,809

CTBC Financial Holding Co. Ltd.	156,480	118,764

Far Eastern New Century Corp.	45,000	40,078

Far EasTone Telecommunications Co. Ltd.	23,000	51,799

Formosa Chemicals & Fibre Corp.	24,000	45,724

Formosa Plastics Corp.	67,000	165,629

Fubon Financial Holding Co. Ltd.	95,432	179,450

Giant Manufacturing Co. Ltd.	6,217	34,378

Hon Hai Precision Industry Co. Ltd.	70,000	225,523

Innolux Corp.*	112,100	45,666

Largan Precision Co. Ltd.	1,000	66,139

Lite-On Technology Corp., ADR	19,000	71,514

MediaTek, Inc.	23,000	523,691

Mega Financial Holding Co. Ltd.	73,900	86,307

Micro-Star International Co. Ltd.	15,000	76,207

Nan Ya Plastics Corp.	99,000	204,253

Novatek Microelectronics Corp.	7,000	91,727

Pegatron Corp.	22,680	53,819

Pou Chen Corp.	42,000	37,276

Quanta Computer, Inc.	28,210	209,300

Realtek Semiconductor Corp.	6,000	73,419

SinoPac Financial Holdings Co. Ltd.	151,593	81,712

Taiwan Mobile Co. Ltd.	24,000	70,334

United Microelectronics Corp.	110,000	154,025

Wistron Corp.	29,000	91,185

Yang Ming Marine Transport Corp.	30,000	42,239

Yuanta Financial Holding Co. Ltd.	117,161	90,918

Total Taiwan		3,665,866

Thailand – 0.2%

PTT Exploration & Production PCL, NVDR	14,500	68,095

PTT PCL, NVDR	117,600	108,193

Siam Cement PCL, NVDR	5,900	48,772

Total Thailand		225,060

United Kingdom – 2.9%

Anglo American PLC	6,394	176,804

Aviva PLC	12,904	61,393

Bellway PLC	1,530	42,652

BP PLC	60,957	395,367

British American Tobacco PLC	10,348	325,482

British Land Co. PLC	8,038	31,090

BT Group PLC(a)	43,646	62,169

Games Workshop Group PLC	226	29,157

HSBC Holdings PLC	100,204	788,738

Imperial Brands PLC	6,189	125,925

J Sainsbury PLC	16,071	49,588

Kingfisher PLC	12,438	33,900

Land Securities Group PLC	6,196	44,604

Legal & General Group PLC	21,204	57,584

Lloyds Banking Group PLC	258,153	139,805

National Grid PLC	22,769	272,349

OSB Group PLC	4,037	16,132

Pennon Group PLC	2,810	20,098

Severn Trent PLC	1,630	47,052

SSE PLC	3,795	74,575

St. James’s Place PLC	2,457	24,957

Tesco PLC	24,871	80,201

Tritax Big Box REIT PLC	25,568	43,627

United Utilities Group PLC	3,128	36,201

Vodafone Group PLC	151,106	141,681

Total United Kingdom		3,121,131

United States – 57.6%

3M Co.	5,204	487,198

AbbVie, Inc.	19,517	2,909,204

Advance Auto Parts, Inc.	321	17,954

Agree Realty Corp.	929	51,318

ALLETE, Inc.	297	15,682

Alliant Energy Corp.	2,477	120,011

Ally Financial, Inc.	2,450	65,366

Altria Group, Inc.	40,480	1,702,184

American Electric Power Co., Inc.	4,966	373,542

Americold Realty Trust, Inc.	1,739	52,883

Amgen, Inc.	4,512	1,212,645

Annaly Capital Management, Inc.	8,261	155,389

Antero Midstream Corp.	5,901	70,694

Apartment Income REIT Corp.	1,937	59,466

Ares Management Corp., Class A	1,188	122,210

Associated Banc-Corp.	1,337	22,876

Atlantic Union Bankshares Corp.	991	28,521

AvalonBay Communities, Inc.	793	136,190

Avangrid, Inc.	2,945	88,851

Bank of Hawaii Corp.	420	20,870

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2023

Investments	Shares	Value

Bank of New York Mellon Corp.	4,998	$213,165

Bank OZK	1,288	47,746

Best Buy Co., Inc.	2,325	161,518

Black Hills Corp.	794	40,168

BlackRock, Inc.	924	597,357

Blackstone Mortgage Trust, Inc., Class A(a)	2,115	46,001

Blue Owl Capital, Inc.(a)	4,097	53,097

Boston Properties, Inc.	1,385	82,380

Brixmor Property Group, Inc.	3,133	65,104

Broadcom, Inc.	2,699	2,241,735

Brookfield Renewable Corp., Class A(a)	1,674	40,076

Cadence Bank(a)	1,244	26,398

Cal-Maine Foods, Inc.	944	45,708

Campbell Soup Co.	1,576	64,742

Carlyle Group, Inc.	3,252	98,080

Cathay General Bancorp	892	31,006

Chemours Co.	1,019	28,583

Chevron Corp.	18,570	3,131,273

Chord Energy Corp.	424	68,718

Cisco Systems, Inc.	28,724	1,544,202

Citigroup, Inc.	15,766	648,456

Citizens Financial Group, Inc.	3,576	95,837

Clearway Energy, Inc., Class C	1,096	23,191

Clorox Co.	758	99,343

CMS Energy Corp.	2,499	132,722

CNA Financial Corp.	2,818	110,888

Coca-Cola Co.	36,407	2,038,064

Cogent Communications Holdings, Inc.	422	26,122

Cohen & Steers, Inc.	721	45,199

Columbia Banking System, Inc.	2,041	41,432

Comcast Corp., Class A	29,927	1,326,963

Comerica, Inc.	742	30,830

Conagra Brands, Inc.	3,027	83,000

Consolidated Edison, Inc.	3,538	302,605

Corning, Inc.	5,258	160,211

Cousins Properties, Inc.	1,898	38,662

Cracker Barrel Old Country Store, Inc.(a)	296	19,891

Crown Castle, Inc.	3,445	317,043

CubeSmart	1,766	67,338

CVB Financial Corp.	1,086	17,995

CVR Energy, Inc.(a)	1,428	48,595

Darden Restaurants, Inc.	810	116,008

Digital Realty Trust, Inc.	2,715	328,569

Dominion Energy, Inc.	5,931	264,938

Douglas Emmett, Inc.(a)	1,721	21,960

Dow, Inc.	11,896	613,358

DT Midstream, Inc.	824	43,606

Duke Energy Corp.	5,898	520,557

EastGroup Properties, Inc.	457	76,104

Eastman Chemical Co.	834	63,984

Edison International	3,096	195,946

Entergy Corp.	1,340	123,950

EPR Properties	1,826	75,852

Equitrans Midstream Corp.	5,117	47,946

Equity Residential	3,774	221,572

Essential Properties Realty Trust, Inc.	2,761	59,720

Essex Property Trust, Inc.	411	87,169

Evercore, Inc., Class A	424	58,461

Evergy, Inc.	1,570	79,599

Eversource Energy	3,172	184,452

Exelon Corp.	6,298	238,001

Extra Space Storage, Inc.	1,684	204,741

Exxon Mobil Corp.	39,663	4,663,576

Federal Realty Investment Trust	547	49,575

Fidelity National Financial, Inc.	2,745	113,368

Fifth Third Bancorp	4,481	113,504

First American Financial Corp.	533	30,109

First Hawaiian, Inc.	1,723	31,100

First Interstate BancSystem, Inc., Class A	847	21,124

FirstEnergy Corp.	5,914	202,141

Flowers Foods, Inc.	1,655	36,708

FNB Corp.	2,083	22,476

Foot Locker, Inc.(a)	724	12,561

Ford Motor Co.	36,263	450,386

Franklin Resources, Inc.	4,042	99,352

Fulton Financial Corp.	2,336	28,289

Gaming & Leisure Properties, Inc.	2,259	102,897

Gap, Inc.	3,709	39,427

Gilead Sciences, Inc.	14,985	1,122,976

Goldman Sachs Group, Inc.	1,883	609,282

GSK PLC	16,392	298,508

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	914	19,377

Hasbro, Inc.	999	66,074

Hawaiian Electric Industries, Inc.	281	3,459

Healthpeak Properties, Inc.	4,324	79,389

Hewlett Packard Enterprise Co.	9,403	163,330

Highwoods Properties, Inc.	2,612	53,833

HP, Inc.	7,793	200,280

Huntington Bancshares, Inc.	11,348	118,019

Huntsman Corp.	1,618	39,479

Ingredion, Inc.	381	37,490

Innovative Industrial Properties, Inc.	394	29,810

International Business Machines Corp.	8,844	1,240,813

International Flavors & Fragrances, Inc.	1,699	115,821

International Paper Co.	3,209	113,823

Interpublic Group of Cos., Inc.	3,382	96,928

Invesco Ltd.	4,320	62,726

Iron Mountain, Inc.	2,463	146,425

Jackson Financial, Inc., Class A	1,151	43,991

JBG SMITH Properties	1,228	17,757

Jefferies Financial Group, Inc.	1,414	51,795

JPMorgan Chase & Co.	18,770	2,722,025

Juniper Networks, Inc.	2,956	82,147

Kellogg Co.	2,692	160,201

KeyCorp	7,188	77,343

Kilroy Realty Corp.	952	30,093

Kimberly-Clark Corp.	2,349	283,877

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2023

Investments	Shares	Value

Kimco Realty Corp.	4,851	$85,329

Kinder Morgan, Inc.	24,447	405,331

Kohl’s Corp.(a)	1,690	35,422

Kraft Heinz Co.	9,267	311,742

Lamar Advertising Co., Class A	1,361	113,603

LCI Industries	259	30,412

Leggett & Platt, Inc.	1,234	31,356

Lincoln National Corp.	1,462	36,097

LXP Industrial Trust	2,381	21,191

Macy’s, Inc.	1,741	20,213

ManpowerGroup, Inc.	539	39,519

MDU Resources Group, Inc.	1,246	24,397

Medical Properties Trust, Inc.(a)	9,963	54,298

Merck & Co., Inc.	19,982	2,057,147

MetLife, Inc.	4,437	279,132

Morgan Stanley	11,180	913,071

National Fuel Gas Co.	809	41,995

National Health Investors, Inc.	427	21,931

National Storage Affiliates Trust	1,043	33,105

New Jersey Resources Corp.	1,293	52,535

New York Community Bancorp, Inc.(a)	5,034	57,086

NiSource, Inc.	4,300	106,124

NNN REIT, Inc.	2,275	80,398

Nordstrom, Inc.(a)	1,230	18,376

Northern Oil & Gas, Inc.(a)	814	32,747

Northern Trust Corp.	1,244	86,433

NRG Energy, Inc.	1,543	59,436

OGE Energy Corp.	1,951	65,027

Old National Bancorp	1,831	26,623

Old Republic International Corp.	2,471	66,569

Omnicom Group, Inc.	1,290	96,079

ONE Gas, Inc.	213	14,544

OneMain Holdings, Inc.	2,188	87,717

Organon & Co.	3,183	55,257

Outfront Media, Inc.(a)	2,707	27,341

PACCAR, Inc.	2,788	237,036

Pacific Premier Bancorp, Inc.	1,002	21,804

Packaging Corp. of America	687	105,489

PacWest Bancorp	730	5,774

Paramount Global, Class B	5,779	74,549

Patterson Cos., Inc.	472	13,990

Pfizer, Inc.	55,996	1,857,387

Philip Morris International, Inc.	24,887	2,304,038

Phillips 66	3,492	419,564

Phillips Edison & Co., Inc.	1,072	35,955

Pinnacle West Capital Corp.	1,027	75,669

PNC Financial Services Group, Inc.	4,062	498,692

Portland General Electric Co.	1,008	40,804

PotlatchDeltic Corp.	971	44,074

PPL Corp.	4,036	95,088

Principal Financial Group, Inc.	1,933	139,311

Prosperity Bancshares, Inc.	474	25,871

Prudential Financial, Inc.	3,078	292,071

Public Service Enterprise Group, Inc.	3,211	182,738

Radian Group, Inc.	2,953	74,150

Rayonier, Inc.	1,524	43,373

Realty Income Corp.	5,493	274,320

Regency Centers Corp.	1,149	68,297

Regions Financial Corp.	6,430	110,596

Reynolds Consumer Products, Inc.	1,104	28,296

Rithm Capital Corp.	7,131	66,247

Ryder System, Inc.	384	41,069

Sabra Health Care REIT, Inc.	3,111	43,367

Scotts Miracle-Gro Co.(a)	671	34,677

Simmons First National Corp., Class A	699	11,855

Simon Property Group, Inc.	4,064	439,034

SL Green Realty Corp.(a)	730	27,229

Sonoco Products Co.	511	27,773

Southern Co.	11,854	767,191

Southwest Gas Holdings, Inc.	456	27,547

Spirit Realty Capital, Inc.	1,443	48,384

STAG Industrial, Inc.	1,865	64,361

Starwood Property Trust, Inc.(a)	6,674	129,142

State Street Corp.	2,563	171,618

Stellantis NV	17,121	330,090

Synovus Financial Corp.	765	21,267

T Rowe Price Group, Inc.	1,858	194,848

Tapestry, Inc.	1,921	55,229

TFS Financial Corp.	2,541	30,035

Travel & Leisure Co.	905	33,241

Truist Financial Corp.	10,601	303,295

U.S. Bancorp	17,793	588,237

UDR, Inc.	2,133	76,084

UGI Corp.	2,550	58,650

United Bankshares, Inc.	1,461	40,309

United Parcel Service, Inc., Class B	7,464	1,163,414

Unum Group	1,407	69,210

Vail Resorts, Inc.	280	62,129

Valero Energy Corp.	3,801	538,640

Valley National Bancorp	4,441	38,015

Ventas, Inc.	3,258	137,260

Verizon Communications, Inc.	53,488	1,733,546

Viatris, Inc.	11,117	109,614

VICI Properties, Inc.	8,307	241,734

Virtu Financial, Inc., Class A	595	10,276

Vistra Corp.	4,013	133,151

Watsco, Inc.	248	93,675

Webster Financial Corp.	1,201	48,412

WEC Energy Group, Inc.	2,832	228,118

Welltower, Inc.	3,277	268,452

Western Union Co.	3,002	39,566

Whirlpool Corp.	478	63,909

Williams Cos., Inc.	11,737	395,420

WP Carey, Inc.	2,921	157,968

Total United States		61,464,462
TOTAL COMMON STOCKS (Cost: $104,187,297)		106,083,182

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2023

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 0.1%

United States – 0.1%

WisdomTree International High Dividend Fund(d)	3,193	$115,571

WisdomTree U.S. High Dividend Fund(d)	519	40,513
TOTAL EXCHANGE-TRADED FUNDS (Cost: $143,877)		156,084

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%

United States – 5.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e)
(Cost: $5,656,093)	5,656,093	5,656,093

TOTAL INVESTMENTS IN SECURITIES – 104.8% (Cost: $109,987,267)		111,895,359

Other Assets less Liabilities – (4.8)%		(5,148,159)

NET ASSETS – 100.0%		$106,747,200

*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,464,776 and the total market value of the collateral held by the Fund was $7,832,162. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,176,069.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree International High Dividend Fund	$124,207	$476,872	$469,701	$(12,588)	$(3,219)	$115,571	$13,092
WisdomTree U.S. High Dividend Fund	77,663	146,599	176,535	(6,157)	(1,057)	40,513	2,167
Total	$201,870	$623,471	$646,236	$(18,745)	$(4,276)	$156,084	$15,259

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/4/2023	14,529	USD	19,405,554	KRW	$149	$—

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	106,083,182	—	—		106,083,182
Exchange-Traded Funds	156,084	—	—		156,084
Investment of Cash Collateral for Securities Loaned	—	5,656,093	—		5,656,093
Total Investments in Securities	$106,239,266	$5,656,093	$0		$111,895,359
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$149	$—		$149
Total – Net	$106,239,266	$5,656,242	$0		$111,895,508
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

Argentina – 1.1%

MercadoLibre, Inc.*	82	$103,966

Canada – 1.3%

RB Global, Inc.(a)	2,010	125,625

China – 6.1%

Alibaba Group Holding Ltd., ADR*	1,956	169,663

Bilibili, Inc., Class Z*	6,380	88,224

JD Health International, Inc.*(b)	16,100	83,462

Meituan, Class B*(b)	8,400	122,913

PDD Holdings, Inc., ADR*	1,344	131,806

Total China		596,068

France – 1.2%

Adevinta ASA*	11,495	114,401

Germany – 0.6%

Delivery Hero SE*(b)	2,166	62,308

Netherlands – 0.7%

Just Eat Takeaway.com NV*(b)	5,969	74,383

Poland – 0.8%

Allegro.eu SA*(b)	10,324	76,240

United Kingdom – 1.2%

Farfetch Ltd., Class A*(a)	14,768	30,865

London Stock Exchange Group PLC	901	90,551

Total United Kingdom		121,416

United States – 86.9%

Activision Blizzard, Inc.	1,709	160,014

ACV Auctions, Inc., Class A*	6,277	95,285

Airbnb, Inc., Class A*	1,126	154,498

Alphabet, Inc., Class A*	7,330	959,204

Amazon.com, Inc.*	5,486	697,380

American Express Co.	952	142,029

Angi, Inc.*	32,647	64,641

Appian Corp., Class A*	2,250	102,623

Apple, Inc.	4,807	823,006

Atlassian Corp., Class A*	800	161,208

Booking Holdings, Inc.*	59	181,953

Bumble, Inc., Class A*	6,244	93,160

Cargurus, Inc.*	5,077	88,949

Cboe Global Markets, Inc.	840	131,216

CoStar Group, Inc.*	1,425	109,568

Coursera, Inc.*	8,427	157,501

DoorDash, Inc., Class A*	1,562	124,132

Dropbox, Inc., Class A*	4,198	114,312

Etsy, Inc.*	1,247	80,531

GoodRx Holdings, Inc., Class A*	19,311	108,721

Intercontinental Exchange, Inc.	1,235	135,875

MarketAxess Holdings, Inc.	418	89,302

Mastercard, Inc., Class A	723	286,243

Match Group, Inc.*	2,705	105,968

Meta Platforms, Inc., Class A*	1,622	486,941

Microsoft Corp.	2,677	845,263

Nasdaq, Inc.	2,342	113,798

PayPal Holdings, Inc.*	2,122	124,052

Pinterest, Inc., Class A*	4,381	118,418

Procore Technologies, Inc.*	1,721	112,416

ROBLOX Corp., Class A*(a)	3,018	87,401

Roku, Inc.*	1,771	125,015

Salesforce, Inc.*	1,063	215,555

Snap, Inc., Class A*	10,480	93,377

Snowflake, Inc., Class A*	704	107,550

Teladoc Health, Inc.*(a)	4,562	84,808

Tradeweb Markets, Inc., Class A	1,626	130,405

Uber Technologies, Inc.*	3,161	145,374

Unity Software, Inc.*	2,931	92,004

Upstart Holdings, Inc.*(a)	3,569	101,859

Visa, Inc., Class A	1,529	351,685

Total United States		8,503,240

TOTAL COMMON STOCKS (Cost: $12,314,299)		9,777,647

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $104,681)	104,681	104,681

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $12,418,980)		9,882,328

Other Assets less Liabilities – (1.0)%		(93,661)

NET ASSETS – 100.0%		$9,788,667

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $326,615 and the total market value of the collateral held by the Fund was $332,636. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $227,955.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (concluded)

WisdomTree Growth Leaders Fund (PLAT)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,777,647	$—	$—	$9,777,647
Investment of Cash Collateral for Securities Loaned	—	104,681	—	104,681
Total Investments in Securities	$9,777,647	$104,681	$—	$9,882,328

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 101.8%

India – 101.8%

Aerospace & Defense – 0.9%

Bharat Dynamics Ltd.	41,826	$519,442

Bharat Electronics Ltd.	3,089,079	5,144,668

Hindustan Aeronautics Ltd.	197,734	4,591,222

Mazagon Dock Shipbuilders Ltd.	33,950	896,244

Total Aerospace & Defense		11,151,576

Air Freight & Logistics – 0.1%

Allcargo Logistics Ltd.	43,093	141,540

Blue Dart Express Ltd.	5,128	413,000

TCI Express Ltd.	6,747	117,726

Transport Corp. of India Ltd.	30,381	286,738

Total Air Freight & Logistics		959,004

Automobile Components – 1.3%

Apollo Tyres Ltd.	283,855	1,260,135

Asahi India Glass Ltd.	74,837	566,045

Automotive Axles Ltd.	6,823	181,870

Balkrishna Industries Ltd.	54,916	1,691,498

Bharat Forge Ltd.	123,735	1,626,530

Bosch Ltd.	3,736	855,690

Ceat Ltd.	9,800	250,431

Endurance Technologies Ltd.(a)	19,536	374,446

Exide Industries Ltd.	683,020	2,143,453

FIEM Industries Ltd.	4,334	93,824

Gabriel India Ltd.	12	48

JK Tyre & Industries Ltd.	336,906	1,127,872

Minda Corp. Ltd.	17,047	68,359

Motherson Sumi Wiring India Ltd.	801,355	621,948

Pricol Ltd.*	29,642	117,349

Samvardhana Motherson International Ltd.	1,307,493	1,511,530

Sansera Engineering Ltd.(a)	18,497	209,848

Sona Blw Precision Forgings Ltd.(a)	93,615	657,685

Sundram Fasteners Ltd.	57,467	872,096

Suprajit Engineering Ltd.	2,268	10,551

Tube Investments of India Ltd.	45,389	1,633,356

UNO Minda Ltd.	78,364	565,686

Total Automobile Components		16,440,250

Automobiles – 4.5%

Bajaj Auto Ltd.	94,738	5,776,946

Eicher Motors Ltd.	111,463	4,626,705

Hero MotoCorp Ltd.	164,329	6,049,943

Mahindra & Mahindra Ltd.	1,333,832	24,964,802

Maruti Suzuki India Ltd.	90,668	11,585,109

Tata Motors Ltd.	476,686	3,617,570

TVS Motor Co. Ltd.	128,324	2,351,644

Total Automobiles		58,972,719

Banks – 22.4%

AU Small Finance Bank Ltd.(a)	143,428	1,232,350

Axis Bank Ltd.	1,918,678	23,953,077

Bandhan Bank Ltd.(a)	942,424	2,855,375

Bank of Baroda	3,175,180	8,180,630

Bank of India	2,376,233	3,130,491

Bank of Maharashtra	2,638,764	1,514,152

Canara Bank	1,379,279	6,249,349

Central Bank of India Ltd.*	1,497,420	925,054

City Union Bank Ltd.	421,220	642,676

DCB Bank Ltd.	619,899	930,506

Equitas Small Finance Bank Ltd.(a)	481,157	519,449

Federal Bank Ltd.	3,990,094	7,072,893

HDFC Bank Ltd.	4,719,052	86,736,280

ICICI Bank Ltd.	5,906,946	67,711,191

IDBI Bank Ltd.	1,415,780	1,206,225

IDFC First Bank Ltd.*	2,355,396	2,708,778

Indian Bank	793,576	4,047,616

Indian Overseas Bank*	1,584,898	892,255

Jammu & Kashmir Bank Ltd.	1,232,930	1,564,152

Karnataka Bank Ltd.	804,098	2,410,612

Karur Vysya Bank Ltd.	1,294,376	2,085,560

Kotak Mahindra Bank Ltd.	1,029,652	21,521,436

Punjab National Bank	3,139,187	3,031,780

RBL Bank Ltd.(a)	528,479	1,608,515

South Indian Bank Ltd.	2,473,250	808,619

State Bank of India	4,277,346	30,830,526

UCO Bank*	503,102	263,846

Ujjivan Small Finance Bank Ltd.(a)	628,675	409,571

Union Bank of India Ltd.	4,628,740	5,925,189

Total Banks		290,968,153

Beverages – 0.3%

Globus Spirits Ltd.	18,943	200,217

Radico Khaitan Ltd.	62,166	901,221

United Breweries Ltd.	19,469	365,038

United Spirits Ltd.*	80,407	975,298

Varun Beverages Ltd.	154,938	1,764,483

Total Beverages		4,206,257

Biotechnology – 0.1%

Biocon Ltd.	213,260	699,043

Broadline Retail – 0.0%

Shoppers Stop Ltd.*	18,587	153,390

Building Products – 0.2%

Astral Ltd.	25,558	588,604

Blue Star Ltd.	71,257	751,002

Carysil Ltd.	3,570	26,658

Electrosteel Castings Ltd.	21,444	18,373

Kajaria Ceramics Ltd.	13,320	212,068

Prince Pipes & Fittings Ltd.*	48,153	405,183

Total Building Products		2,001,888

Capital Markets – 1.2%

360 ONE WAM Ltd.	86,525	523,164

Anand Rathi Wealth Ltd.	9,206	186,334

Angel One Ltd.	44,020	981,026

CRISIL Ltd.	10,105	477,516

HDFC Asset Management Co. Ltd.(a)	56,354	1,796,630

ICICI Securities Ltd.(a)	96,555	722,524

IDFC Ltd.	5,847,547	9,073,279

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2023

Investments	Shares	Value

Indian Energy Exchange Ltd.(a)	240,798	$383,346

Multi Commodity Exchange of India Ltd.	21,627	533,817

Nippon Life India Asset Management Ltd.(a)	86,556	341,831

Share India Securities Ltd.	3,150	49,465

UTI Asset Management Co. Ltd.	85,811	813,301

Total Capital Markets		15,882,233

Chemicals – 4.3%

Aarti Industries Ltd.	155,590	920,710

Alkyl Amines Chemicals	14,972	414,622

Asian Paints Ltd.	143,625	5,467,232

Atul Ltd.	17,707	1,502,343

Balaji Amines Ltd.	5,691	149,006

Berger Paints India Ltd.*	22,375	153,275

Berger Paints India Ltd.	111,876	766,374

Bhansali Engineering Polymers Ltd.	3,734	3,959

Camlin Fine Sciences Ltd.*	111,080	219,307

Carborundum Universal Ltd.	7,294	103,383

Castrol India Ltd.	321,150	535,822

Chambal Fertilisers & Chemicals Ltd.	329,761	1,099,385

Chemplast Sanmar Ltd.*	1,894	11,042

Coromandel International Ltd.	148,275	2,046,786

DCM Shriram Ltd.	117,559	1,542,443

Deepak Fertilisers & Petrochemicals Corp. Ltd.	170,334	1,326,715

Deepak Nitrite Ltd.	63,900	1,631,680

EID Parry India Ltd.	214,265	1,346,748

Finolex Industries Ltd.	369,178	995,841

Galaxy Surfactants Ltd.	17,074	522,698

GHCL Ltd.	305,274	2,262,868

Gujarat Alkalies & Chemicals Ltd.	41,612	367,131

Gujarat Fluorochemicals Ltd.	21,253	780,583

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	371,932	2,741,524

Himadri Speciality Chemical Ltd.	287,583	842,927

India Glycols Ltd.	185	1,559

Jubilant Ingrevia Ltd.	88,727	511,850

Kansai Nerolac Paints Ltd.	113,728	434,759

Kiri Industries Ltd.*	48	157

Linde India Ltd.	13,323	955,218

Manali Petrochemicals Ltd.	87,584	69,241

Navin Fluorine International Ltd.	20,988	952,003

NOCIL Ltd.	7,417	20,351

PCBL Ltd.	146,260	297,218

PI Industries Ltd.	33,415	1,389,454

Pidilite Industries Ltd.	43,810	1,287,005

Polyplex Corp. Ltd.	43,677	608,755

Rain Industries Ltd.	878,835	1,735,102

Rallis India Ltd.	245,715	619,308

Rashtriya Chemicals & Fertilizers Ltd.	463,794	706,236

Sharda Cropchem Ltd.	50,554	255,719

Solar Industries India Ltd.	4,528	262,821

SRF Ltd.	97,138	2,631,249

Styrenix Performance Materials Ltd.	3,245	42,473

Sudarshan Chemical Industries Ltd.	124,568	718,085

Sumitomo Chemical India Ltd.	26,198	133,259

Supreme Industries Ltd.	38,196	1,895,742

Tata Chemicals Ltd.	301,276	3,741,223

Thirumalai Chemicals Ltd.	224,405	581,272

UPL Ltd.	989,713	7,344,671

Valiant Organics Ltd.(a)	707	4,022

Vinati Organics Ltd.	14,343	318,921

Total Chemicals		55,272,077

Commercial Services & Supplies – 0.1%

CMS Info Systems Ltd.	14,818	62,472

Indian Railway Catering & Tourism Corp. Ltd.	126,923	1,040,634

Total Commercial Services & Supplies		1,103,106

Communications Equipment – 0.0%

Sterlite Technologies Ltd.	198,267	384,519

Construction & Engineering – 2.3%

Ashoka Buildcon Ltd.*	890,472	1,311,989

Bajel Projects Ltd.*†	4	6

Engineers India Ltd.	64,092	113,803

G R Infraprojects Ltd.	43,093	626,562

HG Infra Engineering Ltd.	6,950	78,868

IRB Infrastructure Developers Ltd.	2,214,260	842,601

J Kumar Infraprojects Ltd.	39,472	205,533

Kalpataru Projects International Ltd.	77,979	593,050

KEC International Ltd.	114,768	915,615

KNR Constructions Ltd.	229,888	786,214

Larsen & Toubro Ltd.	464,541	16,914,039

NBCC India Ltd.	1,282,837	903,719

NCC Ltd.	1,172,775	2,189,740

PNC Infratech Ltd.	179,526	790,279

Power Mech Projects Ltd.	336	16,986

Praj Industries Ltd.	14,569	102,915

PSP Projects Ltd.	11,340	108,967

Rail Vikas Nigam Ltd.	929,933	1,897,577

Voltas Ltd.	90,093	936,610

Welspun Enterprises Ltd.	215,844	737,924

Total Construction & Engineering		30,072,997

Construction Materials – 2.3%

ACC Ltd.	58,440	1,416,114

Ambuja Cements Ltd.	550,672	2,816,979

Dalmia Bharat Ltd.	71,619	2,073,634

Grasim Industries Ltd.	538,616	12,598,651

JK Cement Ltd.	23,214	888,808

JK Lakshmi Cement Ltd.	115,754	899,715

Orient Cement Ltd.	406,093	871,688

Ramco Cements Ltd.	90,979	997,204

Shree Cement Ltd.	697	213,739

UltraTech Cement Ltd.	70,563	7,014,429

Total Construction Materials		29,790,961

Consumer Finance – 0.3%

Cholamandalam Financial Holdings Ltd.	144,677	2,021,771

SBI Cards & Payment Services Ltd.	200,562	1,910,672

Total Consumer Finance		3,932,443

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2023

Investments	Shares	Value

Consumer Staples Distribution & Retail – 0.1%

Avenue Supermarts Ltd.*(a)	38,333	$1,696,708

Medplus Health Services Ltd.*	14,108	130,621

Total Consumer Staples Distribution & Retail		1,827,329

Containers & Packaging – 0.0%

AGI Greenpac Ltd.	31,829	343,372

EPL Ltd.	11,499	25,853

Time Technoplast Ltd.	22,734	41,298

Uflex Ltd.	34,139	189,192

Total Containers & Packaging		599,715

Diversified Telecommunication Services – 0.5%

HFCL Ltd.	639,372	594,013

Indus Towers Ltd.*	1,201,386	2,773,389

Railtel Corp. of India Ltd.	949	2,559

Tata Communications Ltd.	125,110	2,911,882

Total Diversified Telecommunication Services		6,281,843

Electric Utilities – 2.8%

Adani Energy Solutions Ltd.*	36,397	355,133

CESC Ltd.	2,000,321	2,166,741

Power Grid Corp. of India Ltd.	10,717,993	25,781,394

SJVN Ltd.	254,090	223,825

Tata Power Co. Ltd.	1,673,387	5,285,679

Torrent Power Ltd.	272,441	2,422,864

Total Electric Utilities		36,235,636

Electrical Equipment – 1.3%

ABB India Ltd.	3,806	187,834

Amara Raja Batteries Ltd.	131,096	1,006,254

Bharat Heavy Electricals Ltd.	43,752	69,020

CG Power & Industrial Solutions Ltd.	130,954	697,338

Finolex Cables Ltd.	110,520	1,491,944

Havells India Ltd.	119,168	1,993,207

HEG Ltd.	23,271	482,928

KEI Industries Ltd.	74,197	2,370,623

Polycab India Ltd.	24,117	1,551,739

Suzlon Energy Ltd.*	22,546,717	7,005,016

Total Electrical Equipment		16,855,903

Electronic Equipment, Instruments & Components – 0.2%

Redington Ltd.	1,390,541	2,592,154

Entertainment – 0.1%

Saregama India Ltd.	156,023	680,993

Financial Services – 0.5%

Aditya Birla Capital Ltd.*	1,005,870	2,179,716

Bajaj Finserv Ltd.	208,509	3,867,427

Infibeam Avenues Ltd.	782,653	167,291

Total Financial Services		6,214,434

Food Products – 1.5%

Adani Wilmar Ltd.*	80,111	325,494

Avanti Feeds Ltd.	54,175	287,898

Balrampur Chini Mills Ltd.	250,487	1,317,571

Britannia Industries Ltd.	66,224	3,618,301

CCL Products India Ltd.	89,395	695,105

Dalmia Bharat Sugar & Industries Ltd.	8	43

Dhampur Sugar Mills Ltd.	48,263	177,293

Dwarikesh Sugar Industries Ltd.	89,844	113,007

Godrej Agrovet Ltd.(a)	2,312	13,371

Gujarat Ambuja Exports Ltd.	126,698	531,257

Kaveri Seed Co. Ltd.*	58,377	423,199

KRBL Ltd.	139,927	683,364

LT Foods Ltd.	511,138	1,023,922

Marico Ltd.	291,437	1,971,136

Mrs Bectors Food Specialities Ltd.	41,521	521,355

Nestle India Ltd.	8,896	2,411,107

Patanjali Foods Ltd.	46,245	690,073

Tata Coffee Ltd.	47,434	146,829

Tata Consumer Products Ltd.	191,355	2,020,672

Triveni Engineering & Industries Ltd.	467,084	2,135,707

Vadilal Industries Ltd.	3,117	96,393

Venky’s India Ltd.	7,422	174,701

Zydus Wellness Ltd.	1,506	28,427

Total Food Products		19,406,225

Gas Utilities – 1.1%

Adani Total Gas Ltd.	15,600	115,204

GAIL India Ltd.	5,202,930	7,794,253

Gujarat Gas Ltd.	146,118	744,128

Gujarat State Petronet Ltd.	602,650	2,047,992

Indraprastha Gas Ltd.	343,762	1,882,922

Mahanagar Gas Ltd.	116,410	1,442,276

Total Gas Utilities		14,026,775

Ground Transportation – 0.1%

Container Corp. of India Ltd.	146,177	1,260,723

VRL Logistics Ltd.	19,636	170,488

Total Ground Transportation		1,431,211

Health Care Equipment & Supplies – 0.0%

Poly Medicure Ltd.	13,185	218,183

Health Care Providers & Services – 0.5%

Apollo Hospitals Enterprise Ltd.	26,179	1,619,691

Aster DM Healthcare Ltd.*(a)	123,662	488,297

Dr. Lal PathLabs Ltd.(a)	6,884	209,265

Fortis Healthcare Ltd.	223,024	913,004

Krsnaa Diagnostics Ltd.	1,979	16,239

Max Healthcare Institute Ltd.	334,260	2,283,915

Metropolis Healthcare Ltd.(a)	27,666	486,346

Narayana Hrudayalaya Ltd.	34,287	448,193

Rainbow Children’s Medicare Ltd.	993	12,297

Thyrocare Technologies Ltd.(a)	25,676	175,716

Vijaya Diagnostic Centre Pvt Ltd.	906	5,446

Total Health Care Providers & Services		6,658,409

Hotels, Restaurants & Leisure – 0.3%

Delta Corp. Ltd.	320	550

Devyani International Ltd.*	82,268	212,354

Easy Trip Planners Ltd.*	390,924	190,893

EIH Ltd.	50,764	136,353

Indian Hotels Co. Ltd.	331,954	1,643,355

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2023

Investments	Shares	Value

Jubilant Foodworks Ltd.	167,990	$1,078,446

Lemon Tree Hotels Ltd.*(a)	82,385	112,851

Mahindra Holidays & Resorts India Ltd.*	1,725	8,228

Sapphire Foods India Ltd.*	30,364	531,435

Westlife Foodworld Ltd.	12,795	144,042

Total Hotels, Restaurants & Leisure		4,058,507

Household Durables – 0.3%

Amber Enterprises India Ltd.*	508	18,210

Bajaj Electricals Ltd.	4	53

Crompton Greaves Consumer Electricals Ltd.	377,208	1,407,468

Dixon Technologies India Ltd.	13,298	847,006

LA Opala RG Ltd.	9,027	46,765

Orient Electric Ltd.	77,405	206,793

Symphony Ltd.	12,040	127,582

TTK Prestige Ltd.	26,761	252,395

Whirlpool of India Ltd.	24,887	487,019

Total Household Durables		3,393,291

Household Products – 0.0%

Jyothy Labs Ltd.	48,561	210,814

Independent Power & Renewable Electricity Producers – 3.1%

Adani Green Energy Ltd.*	52,049	618,731

Adani Power Ltd.*	1,359,757	6,180,546

JSW Energy Ltd.	320,668	1,689,042

KPI Green Energy Ltd.(a)	9,010	89,285

NHPC Ltd.	6,466,152	4,111,364

NLC India Ltd.	152,357	247,595

NTPC Ltd.	9,385,254	27,751,860

Total Independent Power & Renewable Electricity Producers		40,688,423

Industrial Conglomerates – 0.4%

Apar Industries Ltd.	14,007	923,927

Godrej Industries Ltd.*	57,804	396,526

Nava Ltd.	369,770	2,013,355

Siemens Ltd.	35,244	1,558,666

Total Industrial Conglomerates		4,892,474

Insurance – 1.1%

General Insurance Corp. of India(a)	857,111	2,326,468

HDFC Life Insurance Co. Ltd.(a)	198,638	1,524,687

ICICI Lombard General Insurance Co. Ltd.(a)	183,846	2,899,228

ICICI Prudential Life Insurance Co. Ltd.(a)	113,191	771,770

Life Insurance Corp. of India	425,294	3,327,681

Max Financial Services Ltd.*	60,264	660,216

New India Assurance Co. Ltd.(a)	421,174	712,597

SBI Life Insurance Co. Ltd.(a)	119,909	1,884,957

Star Health & Allied Insurance Co. Ltd.*	34,363	248,677

Total Insurance		14,356,281

Interactive Media & Services – 0.1%

Brightcom Group Ltd.	3,626,189	825,312

Just Dial Ltd.*	85,481	750,830

Total Interactive Media & Services		1,576,142

IT Services – 12.0%

Cigniti Technologies Ltd.	51	481

Coforge Ltd.	26,767	1,645,337

Happiest Minds Technologies Ltd.	786	8,280

HCL Technologies Ltd.	1,258,641	18,715,637

Infosys Ltd.	3,804,928	65,771,937

LTIMindtree Ltd.(a)	56,933	3,571,868

Mphasis Ltd.	101,969	2,918,303

Persistent Systems Ltd.	32,949	2,300,007

Sonata Software Ltd.	99,095	1,262,297

Tata Consultancy Services Ltd.	910,399	38,684,797

Tech Mahindra Ltd.	718,696	10,582,951

Wipro Ltd.	1,788,968	8,747,586

Zensar Technologies Ltd.	181,571	1,131,303

Total IT Services		155,340,784

Life Sciences Tools & Services – 0.3%

Divi’s Laboratories Ltd.	57,119	2,589,817

Syngene International Ltd.(a)	83,326	806,907

Tarsons Products Ltd.*	68,089	431,289

Total Life Sciences Tools & Services		3,828,013

Machinery – 0.9%

AIA Engineering Ltd.	39,712	1,679,844

Ashok Leyland Ltd.	622,019	1,325,815

Cochin Shipyard Ltd.(a)	65,217	852,308

Cummins India Ltd.	109,112	2,228,852

Elgi Equipments Ltd.	127,295	783,318

Escorts Kubota Ltd.	22,762	873,051

Grindwell Norton Ltd.	17,142	429,091

Hle Glascoat Ltd.	13,170	88,964

ISGEC Heavy Engineering Ltd.	5,442	47,673

Jamna Auto Industries Ltd.	274,764	386,960

Kirloskar Brothers Ltd.	39	394

Kirloskar Oil Engines Ltd.	21,613	140,519

LG Balakrishnan & Bros Ltd.	20,864	267,241

Schaeffler India Ltd.	9,229	368,410

SKF India Ltd.	19,839	1,221,189

Thermax Ltd.	28,118	1,053,224

Timken India Ltd.	11,285	420,667

Total Machinery		12,167,520

Marine Transportation – 0.1%

Shipping Corp. of India Ltd.*†	519,128	166,601

Shipping Corp. of India Ltd.	676,340	1,189,116

Total Marine Transportation		1,355,717

Media – 0.1%

Affle India Ltd.*	24,896	331,852

Hathway Cable & Datacom Ltd.*	24,642	5,935

Sun TV Network Ltd.	107,186	790,136

TV18 Broadcast Ltd.*	560,109	294,417

Zee Entertainment Enterprises Ltd.*	143,724	457,871

Total Media		1,880,211

Metals & Mining – 7.1%

APL Apollo Tubes Ltd.	94,338	1,846,062

Godawari Power & Ispat Ltd.	19,690	150,222

Hindalco Industries Ltd.	3,774,528	22,392,741

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2023

Investments	Shares	Value

Hindustan Zinc Ltd.	516,629	$1,920,221

Jindal Saw Ltd.	261,765	1,092,562

Jindal Stainless Ltd.	613,291	3,514,332

Jindal Steel & Power Ltd.	558,532	4,717,251

JSW Steel Ltd.	624,553	5,863,369

Kirloskar Ferrous Industries Ltd.	96,368	557,380

Maharashtra Seamless Ltd.	20,853	154,236

Maithan Alloys Ltd.	10,240	127,789

Mishra Dhatu Nigam Ltd.(a)	3,483	17,142

National Aluminium Co. Ltd.	2,442,405	2,858,841

NMDC Ltd.	4,414,120	7,864,393

Ramkrishna Forgings Ltd.	63,962	495,844

Ratnamani Metals & Tubes Ltd.	17,123	536,271

Sandur Manganese & Iron Ores Ltd.	35,906	652,970

Sarda Energy & Minerals Ltd.	420,994	1,116,854

Shyam Metalics & Energy Ltd.	1,956	10,397

Steel Authority of India Ltd.	2,767,419	3,127,630

Sunflag Iron & Steel Co. Ltd.*	177,818	426,765

Surya Roshni Ltd.	62,548	739,508

Tata Metaliks Ltd.	67,350	781,724

Tata Steel Ltd.	12,804,780	19,876,099

Tinplate Co. of India Ltd.	152,910	741,521

Usha Martin Ltd.	228,961	947,924

Vedanta Ltd.	3,139,233	8,413,124

Welspun Corp. Ltd.	226,643	1,074,109

Total Metals & Mining		92,017,281

Office REITs – 0.0%

Mindspace Business Parks REIT(a)	26,087	98,236

Oil, Gas & Consumable Fuels – 16.1%

Aegis Logistics Ltd.	296,537	1,176,274

Bharat Petroleum Corp. Ltd.	888,865	3,709,971

Coal India Ltd.	8,886,102	31,588,847

Great Eastern Shipping Co. Ltd.	519,272	5,297,695

Hindustan Oil Exploration Co. Ltd.*	34,396	71,533

Indian Oil Corp. Ltd.	8,270,737	9,058,432

Mangalore Refinery & Petrochemicals Ltd.*	339,403	390,733

Investments	Shares	Value

Oil & Natural Gas Corp. Ltd.	16,159,575	37,333,427

Oil India Ltd.	2,770,876	9,971,867

Petronet LNG Ltd.	1,993,894	5,761,412

Reliance Industries Ltd.	3,706,580	104,670,030

Total Oil, Gas & Consumable Fuels		209,030,221

Paper & Forest Products – 0.2%

Century Plyboards India Ltd.	59,118	460,820

Century Textiles & Industries Ltd.	478	6,430

JK Paper Ltd.	223,007	1,055,266

Tamil Nadu Newsprint & Papers Ltd.	5,709	18,201

West Coast Paper Mills Ltd.	81,454	689,857

Total Paper & Forest Products		2,230,574

Personal Care Products – 1.5%

Bajaj Consumer Care Ltd.	2,583	7,005

Colgate-Palmolive India Ltd.	78,634	1,899,109

Dabur India Ltd.	233,619	1,551,810

Emami Ltd.	121,296	786,499

Godrej Consumer Products Ltd.*	199,520	2,382,479

Hindustan Unilever Ltd.	416,636	12,370,451

Total Personal Care Products		18,997,353

Pharmaceuticals – 3.8%

Aarti Drugs Ltd.	119,478	780,609

Aarti Pharmalabs Ltd.*	21,012	116,888

Aether Industries Ltd.*	11,584	135,096

Ajanta Pharma Ltd.	21,652	469,302

Alembic Pharmaceuticals Ltd.	92,264	871,573

Alkem Laboratories Ltd.	21,376	928,210

AMI Organics Ltd.	2,190	32,524

Aurobindo Pharma Ltd.	352,081	3,876,691

Caplin Point Laboratories Ltd.	638	7,920

Cipla Ltd.	372,777	5,324,696

Dr. Reddy’s Laboratories Ltd.	154,463	10,392,242

FDC Ltd.*	31,650	146,223

Gland Pharma Ltd.*(a)	50,282	1,014,283

GlaxoSmithKline Pharmaceuticals Ltd.	35,832	668,064

Glenmark Life Sciences Ltd.	21,008	156,331

Glenmark Pharmaceuticals Ltd.	131,556	1,355,304

Granules India Ltd.	220,914	943,739

Hikal Ltd.	39,605	140,886

Indoco Remedies Ltd.	428	1,747

IOL Chemicals & Pharmaceuticals Ltd.	86,700	497,651

Ipca Laboratories Ltd.	82,215	926,340

JB Chemicals & Pharmaceuticals Ltd.	36,574	652,764

Laurus Labs Ltd.(a)	383,443	1,825,760

Lupin Ltd.	16,337	230,424

Marksans Pharma Ltd.	6,048	8,015

Natco Pharma Ltd.	93,764	985,783

Neuland Laboratories Ltd.	13,188	585,749

Sun Pharmaceutical Industries Ltd.	867,132	12,098,836

Supriya Lifescience Ltd.	49,827	168,548

Suven Pharmaceuticals Ltd.*	159,939	1,081,170

Torrent Pharmaceuticals Ltd.	44,352	1,030,325

Zydus Lifesciences Ltd.	308,032	2,281,272

Total Pharmaceuticals		49,734,965

Professional Services – 0.3%

Computer Age Management Services Ltd.	16,705	505,035

Datamatics Global Services Ltd.	2,656	19,306

eClerx Services Ltd.	28,837	625,678

Firstsource Solutions Ltd.	693,807	1,399,875

L&T Technology Services Ltd.(a)	22,082	1,216,818

Quess Corp. Ltd.(a)	77,816	391,838

RITES Ltd.	24,100	142,932

TeamLease Services Ltd.*	5,851	183,056

Total Professional Services		4,484,538

Real Estate Management & Development – 0.7%

Brigade Enterprises Ltd.	26,466	180,979

DLF Ltd.	360,695	2,305,998

Godrej Properties Ltd.*	27,026	505,786

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2023

Investments	Shares	Value

Macrotech Developers Ltd.(a)	12,601	$121,388

Mahindra Lifespace Developers Ltd.	1,302	8,624

NESCO Ltd.	33,973	280,915

Oberoi Realty Ltd.	131,457	1,827,374

Phoenix Mills Ltd.	84,036	1,836,084

Prestige Estates Projects Ltd.	163,873	1,189,166

Sobha Ltd.	61,573	523,222

Total Real Estate Management & Development		8,779,536

Semiconductors & Semiconductor Equipment – 0.0%

Borosil Renewables Ltd.*	2,139	11,044

Software – 0.6%

Birlasoft Ltd.	217,239	1,264,462

Cyient Ltd.	90,196	1,840,279

Intellect Design Arena Ltd.	4,340	36,914

KPIT Technologies Ltd.	56,419	782,883

Newgen Software Technologies Ltd.	72,782	789,292

Oracle Financial Services Software Ltd.	43,473	2,152,075

Route Mobile Ltd.	1,739	33,308

Tanla Platforms Ltd.	2,000	24,990

Tata Elxsi Ltd.	12,519	1,089,539

Total Software		8,013,742

Specialized REITs – 0.0%

Digidrive Distributors Ltd.*†	34,399	37,178

Specialty Retail – 0.0%

Go Fashion India Ltd.*	2,361	36,070

Metro Brands Ltd.	11,095	150,476

Trent Ltd.	10,528	263,722

Total Specialty Retail		450,268

Textiles, Apparel & Luxury Goods – 1.1%

Arvind Ltd.	172,464	360,437

Bata India Ltd.	47,068	911,645

Campus Activewear Ltd.*	51,010	177,341

Gokaldas Exports Ltd.	31,369	286,922

Indo Count Industries Ltd.	3,829	10,303

Kalyan Jewellers India Ltd.	27,080	74,205

KPR Mill Ltd.	71,949	652,504

LUX Industries Ltd.	41,674	748,731

Monte Carlo Fashions Ltd.	19,733	189,426

Page Industries Ltd.	2,099	985,247

Rajesh Exports Ltd.*	335,806	2,030,415

Raymond Ltd.	18,944	412,512

Relaxo Footwears Ltd.	75,274	816,408

Rupa & Co. Ltd.	41,020	128,433

Siyaram Silk Mills Ltd.	33,250	228,290

Titan Co. Ltd.	111,636	4,233,070

Trident Ltd.	638,360	289,425

Vaibhav Global Ltd.	4,818	25,549

Vardhman Textiles Ltd.	149,771	673,003

Vedant Fashions Ltd.	16,430	264,837

VIP Industries Ltd.	9,060	71,587

Welspun India Ltd.	520,912	761,847

Total Textiles, Apparel & Luxury Goods		14,332,137

Tobacco – 1.1%

Godfrey Phillips India Ltd.	11,734	307,688

ITC Ltd.	2,694,543	14,420,001

Total Tobacco		14,727,689

Trading Companies & Distributors – 0.2%

Adani Enterprises Ltd.	71,602	2,081,376

IndiaMart InterMesh Ltd.(a)	7,736	267,952

MMTC Ltd.*	263,237	185,125

MSTC Ltd.	46,891	243,289

Total Trading Companies & Distributors		2,777,742

Transportation Infrastructure – 0.5%

Adani Ports & Special Economic Zone Ltd.	654,437	6,502,897

Dreamfolks Services Ltd.	18,500	112,304

Gujarat Pipavav Port Ltd.	166,822	249,606

Total Transportation Infrastructure		6,864,807

Wireless Telecommunication Services – 0.9%

Bharti Airtel Ltd.	1,044,744	11,655,061
TOTAL COMMON STOCKS (Cost: $920,774,496)		1,323,009,975

EXCHANGE-TRADED FUND –0.0%

United States – 0.0%

WisdomTree India ex-State-Owned Enterprises Fund(b)
(Cost: $26,901)	1,100	36,927

TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $920,801,397)		1,323,046,902

Other Assets less Liabilities – (1.8)%		(23,910,528)

NET ASSETS – 100.0%		$1,299,136,374
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $203,785, which represents 0.02% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$32,913	$—	$—	$—	$4,014	$36,927	$99

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Construction & Engineering	$30,072,991	$—	$6	*	$30,072,997
Marine Transportation	1,189,116	—	166,601	*	1,355,717
Specialized REITs	—	—	37,178	*	37,178
Other	1,291,544,083	—	—		1,291,544,083
Exchange-Traded Fund	36,927	—	—		36,927
Total Investments in Securities	$1,322,843,117	$—	$203,785		$1,323,046,902

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 103.2%

India – 103.2%

Automobile Components – 3.0%

Apollo Tyres Ltd.	2,666	$11,835

Balkrishna Industries Ltd.	647	19,929

Bharat Forge Ltd.	1,918	25,213

Bosch Ltd.	73	16,720

Motherson Sumi Wiring India Ltd.	15,084	11,707

MRF Ltd.	20	25,842

Samvardhana Motherson International Ltd.	16,681	19,284

Sona Blw Precision Forgings Ltd.(a)	3,034	21,315

Sundram Fasteners Ltd.	833	12,641

Tube Investments of India Ltd.	832	29,940

UNO Minda Ltd.	1,560	11,261

Total Automobile Components		205,687

Automobiles – 8.4%

Bajaj Auto Ltd.	580	35,367

Eicher Motors Ltd.	1,229	51,015

Hero MotoCorp Ltd.	1,065	39,209

Mahindra & Mahindra Ltd.	8,165	152,821

Maruti Suzuki India Ltd.	1,100	140,553

Tata Motors Ltd.	14,919	113,220

TVS Motor Co. Ltd.	1,866	34,196

Total Automobiles		566,381

Banks – 15.1%

AU Small Finance Bank Ltd.(a)	2,875	24,702

Axis Bank Ltd.	21,050	262,792

Bandhan Bank Ltd.(a)	6,477	19,624

Federal Bank Ltd.	12,465	22,096

ICICI Bank Ltd.	41,696	477,960

IDFC First Bank Ltd.*	23,119	26,588

Kotak Mahindra Bank Ltd.	8,946	186,986

Total Banks		1,020,748

Beverages – 1.4%

Radico Khaitan Ltd.	666	9,655

United Breweries Ltd.	609	11,418

United Spirits Ltd.*	2,616	31,731

Varun Beverages Ltd.	3,834	43,663

Total Beverages		96,467

Biotechnology – 0.2%

Biocon Ltd.	3,739	12,256

Building Products – 0.5%

Astral Ltd.	1,071	24,665

Kajaria Ceramics Ltd.	718	11,432

Total Building Products		36,097

Capital Markets – 0.6%

HDFC Asset Management Co. Ltd.(a)	749	23,879

IDFC Ltd.	9,782	15,178

Total Capital Markets		39,057

Chemicals – 5.4%

Aarti Industries Ltd.	1,601	9,474

Asian Paints Ltd.	3,850	146,554

Atul Ltd.	145	12,302

Berger Paints India Ltd.*	408	2,794

Berger Paints India Ltd.	2,039	13,968

Carborundum Universal Ltd.	874	12,388

Coromandel International Ltd.	1,015	14,011

Deepak Nitrite Ltd.	555	14,172

Gujarat Fluorochemicals Ltd.	300	11,018

Navin Fluorine International Ltd.	279	12,655

PI Industries Ltd.	685	28,484

Solar Industries India Ltd.	195	11,318

SRF Ltd.	1,197	32,424

Supreme Industries Ltd.	593	29,432

Tata Chemicals Ltd.	1,214	15,075

Total Chemicals		366,069

Construction & Engineering – 0.3%

Voltas Ltd.	1,932	20,085

Construction Materials – 4.3%

ACC Ltd.	746	18,077

Ambuja Cements Ltd.	6,245	31,947

Dalmia Bharat Ltd.	726	21,020

Grasim Industries Ltd.	3,140	73,447

JK Cement Ltd.	286	10,950

Ramco Cements Ltd.	1,163	12,747

Shree Cement Ltd.	85	26,066

UltraTech Cement Ltd.	978	97,220

Total Construction Materials		291,474

Consumer Staples Distribution & Retail – 0.8%

Avenue Supermarts Ltd.*(a)	1,221	54,044

Diversified Telecommunication Services – 0.2%

Indus Towers Ltd.*	6,320	14,590

Electrical Equipment – 1.6%

ABB India Ltd.	411	20,284

CG Power & Industrial Solutions Ltd.	4,868	25,922

Havells India Ltd.	2,214	37,031

Polycab India Ltd.	359	23,099

Total Electrical Equipment		106,336

Electronic Equipment, Instruments & Components – 0.3%

Honeywell Automation India Ltd.	20	9,599

Redington Ltd.	4,849	9,039

Total Electronic Equipment, Instruments & Components		18,638

Entertainment – 0.2%

PVR Inox Ltd.*	552	11,413

Financial Services – 1.8%

Bajaj Finserv Ltd.	3,131	58,074

Jio Financial Services Ltd.*	22,301	62,089

Total Financial Services		120,163

Food Products – 3.5%

Britannia Industries Ltd.	1,017	55,566

Marico Ltd.	4,509	30,497

Nestle India Ltd.	305	82,665

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2023

Investments	Shares	Value

Patanjali Foods Ltd.	716	$10,684

Tata Consumer Products Ltd.	5,435	57,393

Total Food Products		236,805

Gas Utilities – 0.4%

Adani Total Gas Ltd.	2,282	16,852

Gujarat Gas Ltd.	1,645	8,378

Total Gas Utilities		25,230

Health Care Providers & Services – 1.8%

Apollo Hospitals Enterprise Ltd.	855	52,899

Dr. Lal PathLabs Ltd.(a)	267	8,116

Fortis Healthcare Ltd.	4,295	17,583

Max Healthcare Institute Ltd.	6,068	41,461

Total Health Care Providers & Services		120,059

Hotels, Restaurants & Leisure – 1.6%

Indian Hotels Co. Ltd.	7,370	36,486

Jubilant Foodworks Ltd.	2,938	18,861

Zomato Ltd.*	41,222	50,385

Total Hotels, Restaurants & Leisure		105,732

Household Durables – 0.5%

Crompton Greaves Consumer Electricals Ltd.	5,012	18,701

Dixon Technologies India Ltd.	276	17,580

Total Household Durables		36,281

Independent Power & Renewable Electricity Producers – 0.6%

Adani Green Energy Ltd.*	3,330	39,585

Industrial Conglomerates – 0.5%

Siemens Ltd.	744	32,903

Insurance – 2.1%

HDFC Life Insurance Co. Ltd.(a)	8,159	62,626

ICICI Lombard General Insurance Co. Ltd.(a)	2,023	31,902

ICICI Prudential Life Insurance Co. Ltd.(a)	3,490	23,796

Max Financial Services Ltd.*	1,916	20,991

Total Insurance		139,315

Interactive Media & Services – 0.4%

Info Edge India Ltd.	596	29,895

IT Services – 12.4%

Coforge Ltd.	402	24,710

HCL Technologies Ltd.	8,717	129,619

Infosys Ltd.	29,031	501,830

Mphasis Ltd.	669	19,146

Persistent Systems Ltd.	391	27,294

Tech Mahindra Ltd.	5,267	77,558

Wipro Ltd.	11,292	55,215

Total IT Services		835,372

Life Sciences Tools & Services – 0.7%

Divi’s Laboratories Ltd.	1,075	48,741

Machinery – 1.6%

Ashok Leyland Ltd.	12,286	26,187

Cummins India Ltd.	1,117	22,817

Elgi Equipments Ltd.	1,795	11,046

Grindwell Norton Ltd.	394	9,862

Schaeffler India Ltd.	318	12,694

SKF India Ltd.	192	11,819

Thermax Ltd.	333	12,473

Total Machinery		106,898

Media – 0.4%

Zee Entertainment Enterprises Ltd.*	7,609	24,240

Metals & Mining – 3.3%

APL Apollo Tubes Ltd.	1,394	27,278

JSW Steel Ltd.	7,577	71,134

Tata Steel Ltd.	64,930	100,787

Vedanta Ltd.	8,640	23,155

Total Metals & Mining		222,354

Oil, Gas & Consumable Fuels – 9.2%

Reliance Industries Ltd.	22,131	624,957

Passenger Airlines – 0.4%

InterGlobe Aviation Ltd.*(a)	892	25,578

Personal Care Products – 5.2%

Colgate-Palmolive India Ltd.	1,149	27,750

Dabur India Ltd.	5,412	35,949

Emami Ltd.	1,820	11,801

Godrej Consumer Products Ltd.*	3,460	41,316

Hindustan Unilever Ltd.	7,846	232,958

Total Personal Care Products		349,774

Pharmaceuticals – 5.7%

Aarti Pharmalabs Ltd.*	374	2,080

Alkem Laboratories Ltd.	305	13,244

Aurobindo Pharma Ltd.	2,237	24,631

Cipla Ltd.	4,535	64,777

Dr. Reddy’s Laboratories Ltd.	1,028	69,164

Ipca Laboratories Ltd.	1,116	12,574

Laurus Labs Ltd.(a)	2,970	14,142

Lupin Ltd.	2,010	28,350

Sun Pharmaceutical Industries Ltd.	8,836	123,286

Torrent Pharmaceuticals Ltd.	770	17,888

Zydus Lifesciences Ltd.	1,980	14,664

Total Pharmaceuticals		384,800

Professional Services – 0.1%

Computer Age Management Services Ltd.	281	8,495

Real Estate Management & Development – 1.5%

DLF Ltd.	5,218	33,360

Godrej Properties Ltd.*	1,006	18,827

Macrotech Developers Ltd.(a)	1,942	18,707

Oberoi Realty Ltd.	1,042	14,485

Phoenix Mills Ltd.	788	17,217

Total Real Estate Management & Development		102,596

Software – 0.6%

KPIT Technologies Ltd.	1,321	18,331

Tata Elxsi Ltd.	293	25,500

Total Software		43,831

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2023

Investments	Shares	Value

Specialty Retail – 0.7%

Aditya Birla Fashion & Retail Ltd.*	3,122	$8,055

Trent Ltd.	1,477	36,998

Total Specialty Retail		45,053

Textiles, Apparel & Luxury Goods – 2.4%

Bata India Ltd.	538	10,420

Page Industries Ltd.	49	23,000

Titan Co. Ltd.	3,373	127,899

Total Textiles, Apparel & Luxury Goods		161,319

Transportation Infrastructure – 0.2%

GMR Airports Infrastructure Ltd.*	20,660	14,816

Wireless Telecommunication Services – 3.3%

Bharti Airtel Ltd.	20,119	224,446

TOTAL INVESTMENTS IN SECURITIES – 103.2% (Cost: $5,268,741)		6,968,580

Other Assets less Liabilities – (3.2)%		(218,384)

NET ASSETS – 100.0%		$6,750,196
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,968,580	$—	$—	$6,968,580
Total Investments in Securities	$6,968,580	$—	$—	$6,968,580

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.3%

Australia – 7.3%

Dexus(a)	50,232	$236,664

Goodman Group	72,855	1,008,592

NEXTDC Ltd.*(a)	24,674	197,306

Total Australia		1,442,562

Belgium – 1.3%

Warehouses De Pauw CVA	10,355	256,981

Canada – 2.3%

Allied Properties Real Estate Investment Trust	5,871	77,860

Dream Industrial Real Estate Investment Trust	18,874	179,247

Granite Real Estate Investment Trust	3,847	205,098

Total Canada		462,205

China – 0.9%

China Aoyuan Group Ltd.*	234,000	7,022

ESR Group Ltd.(b)	126,800	178,093

Total China		185,115

Italy – 1.3%

Infrastrutture Wireless Italiane SpA(a)(b)	20,669	246,515

Japan – 4.8%

Activia Properties, Inc.	35	96,750

GLP J-REIT	284	254,453

Japan Logistics Fund, Inc.	45	87,422

LaSalle Logiport REIT	125	120,120

Mitsui Fudosan Logistics Park, Inc.	35	110,471

Nippon Prologis REIT, Inc.	145	271,295

Total Japan		940,511

Singapore – 6.0%

CapitaLand Ascendas REIT	190,236	383,287

Frasers Logistics & Commercial Trust	158,100	123,941

Keppel DC REIT	83,100	126,638

Keppel REIT	105,600	66,150

Mapletree Industrial Trust	139,609	231,164

Mapletree Logistics Trust	203,858	250,921

Total Singapore		1,182,101

Spain – 5.2%

Cellnex Telecom SA*(a)(b)	29,319	1,023,438

Sweden – 1.8%

Fabege AB(a)	12,024	96,642

Sagax AB, Class B	13,521	259,488

Total Sweden		356,130

United Kingdom – 5.8%

Derwent London PLC	5,122	120,469

LondonMetric Property PLC	50,286	105,568

Segro PLC	81,593	716,438

Tritax Big Box REIT PLC	114,908	196,071

Total United Kingdom		1,138,546

United States – 62.6%

Airbnb, Inc., Class A*	6,147	843,430

Alexandria Real Estate Equities, Inc.	7,487	749,449

American Tower Corp.	4,977	818,468

Americold Realty Trust, Inc.	18,031	548,323

COPT Defense Properties	7,493	178,558

Cousins Properties, Inc.	10,160	206,959

Crown Castle, Inc.	9,072	834,896

Digital Realty Trust, Inc.	6,894	834,312

DigitalBridge Group, Inc.	10,730	188,633

Douglas Emmett, Inc.(a)	9,516	121,424

EastGroup Properties, Inc.	2,159	359,538

Equinix, Inc.	1,163	844,640

Healthpeak Properties, Inc.	36,496	670,066

Iron Mountain, Inc.	17,398	1,034,311

JBG SMITH Properties	4,807	69,509

Kilroy Realty Corp.	7,018	221,839

LXP Industrial Trust	13,523	120,355

Prologis, Inc.	7,303	819,470

Rexford Industrial Realty, Inc.	13,739	678,020

SBA Communications Corp.	3,855	771,655

Terreno Realty Corp.	5,491	311,889

Ventas, Inc.	26,743	1,126,683

Total United States		12,352,427
TOTAL COMMON STOCKS (Cost: $25,662,784)		19,586,531

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.8%

United States – 5.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $1,147,444)	1,147,444	1,147,444

TOTAL INVESTMENTS IN SECURITIES – 105.1% (Cost: $26,810,228)		20,733,975

Other Assets less Liabilities – (5.1)%		(1,001,386)

NET ASSETS – 100.0%		$19,732,589
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,341,092 and the total market value of the collateral held by the Fund was $1,406,570. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $259,126.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2023	1,927	USD	15,087	HKD	$1	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$19,586,531	$—	$—	$19,586,531
Investment of Cash Collateral for Securities Loaned	—	1,147,444	—	1,147,444
Total Investments in Securities	$19,586,531	$1,147,444	$—	$20,733,975
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1	$—	$1
Total – Net	$19,586,531	$1,147,445	$—	$20,733,976
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2023

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$830,381,609	$2,170,396,641	$2,513,449,096	$4,475,016	$92,981,375

Investment in affiliates, at cost (Note 3)	—	—	936,039	—	—

Foreign currency, at cost	—	975,873	4,198,918	2,590	157,188

Investments in securities, at value[1,2] (Note 2)	612,623,813	2,043,998,896	2,526,361,746	4,589,869	101,221,742

Investment in affiliates, at value (Note 3)	—	—	896,216	—	—

Cash	347,176	2,950,666	484,012	203	301,707

Foreign currency, at value	17,620	872,032	4,080,818	5,699	129,589

Unrealized appreciation on foreign currency contracts	—	—	—	66,753	555

Receivables:

Investment securities sold	—	3,714,820	—	15	33,988

Dividends	806,879	2,247,942	10,881,408	6,920	239,839

Securities lending income	43,657	79,493	192,617	85	1,935

Interest	—	2,172	—	—	109

Foreign tax reclaims	—	64,772	117,350	303	2,766

Foreign capital gains tax refund	—	184,854	1,109,857	1,254	—

Other (Note 6)	—	—	28,807	—	—
Total Assets	613,839,145	2,054,115,647	2,544,152,831	4,671,101	101,932,230
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	237	21,710	—

Payables:

Cash collateral received for securities loaned (Note 2)	11,469,536	18,574,568	21,623,665	40,796	1,437,125

Investment securities purchased	—	—	—	16,927	—

Advisory fees (Note 3)	161,180	551,031	1,322,003	1,818	26,710

Service fees (Note 2)	2,216	7,577	9,239	17	367

Foreign capital gains tax	—	9,202,380	4,110,293	10,651	679,715

Other (Note 6)	—	—	8,642	—	—
Total Liabilities	11,632,932	28,335,556	27,074,079	91,919	2,143,917
NET ASSETS	$602,206,213	$2,025,780,091	$2,517,078,752	$4,579,182	$99,788,313
NET ASSETS:

Paid-in capital	$1,293,051,778	$2,917,276,851	$4,141,551,240	$5,690,741	$120,964,573

Total distributable earnings (loss)	(690,845,565)	(891,496,760)	(1,624,472,488)	(1,111,559)	(21,176,260)
NET ASSETS	$602,206,213	$2,025,780,091	$2,517,078,752	$4,579,182	$99,788,313
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	20,200,000	75,500,000	66,900,000	200,000	4,500,000
Net asset value per share	$29.81	$26.83	$37.62	$22.90	$22.18
[1] Includes market value of securities out on loan of:	$19,455,492	$38,402,868	$79,416,268	$37,703	$2,097,614
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2023

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$2,508,730,251	$571,928,746	$109,843,390	$12,418,980	$920,774,496

Investment in affiliates, at cost (Note 3)	2,156,532	431,548	143,877	—	26,901

Foreign currency, at cost	2,208,775	441,730	76,231	3,252	1,460,579

Investments in securities, at value[1,2] (Note 2)	2,845,034,051	585,319,007	111,739,275	9,882,328	1,323,009,975

Investment in affiliates, at value (Note 3)	2,098,318	425,386	156,084	—	36,927

Cash	1,513,616	201,995	54,626	9,414	2,625,645

Foreign currency, at value	2,203,404	436,183	75,686	3,212	1,463,328

Unrealized appreciation on foreign currency contracts	—	—	149	—	—

Receivables:

Investment securities sold	664,330	—	—	—	—

Capital shares sold	—	665	—	—	—

Dividends	5,797,940	1,142,213	342,516	—	493,243

Securities lending income	692,720	6,743	3,503	132	—

Interest	—	—	165	—	558

Foreign tax reclaims	94,038	1,228,606	117,485	—	—

Foreign capital gains tax refund	326,206	—	—	—	62,153

Other (Note 6)	—	33,270	852	—	—
Total Assets	2,858,424,623	588,794,068	112,490,341	9,895,086	1,327,691,829
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	168	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	37,066,141	18,741,527	5,656,093	104,681	—

Investment securities purchased	500,729	—	—	—	—

Advisory fees (Note 3)	1,363,863	201,811	52,187	1,701	850,453

Service fees (Note 2)	10,366	2,117	396	37	4,508

Foreign capital gains tax	6,558,537	597,529	34,209	—	27,700,494

Other (Note 6)	—	9,981	256	—	—
Total Liabilities	45,499,636	19,553,133	5,743,141	106,419	28,555,455
NET ASSETS	$2,812,924,987	$569,240,935	$106,747,200	$9,788,667	$1,299,136,374
NET ASSETS:

Paid-in capital	$3,224,734,197	$663,306,916	$123,000,466	$14,541,080	$945,753,397

Total distributable earnings (loss)	(411,809,210)	(94,065,981)	(16,253,266)	(4,752,413)	353,382,977
NET ASSETS	$2,812,924,987	$569,240,935	$106,747,200	$9,788,667	$1,299,136,374
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	60,800,000	17,000,000	2,350,000	315,000	35,200,000
Net asset value per share	$46.27	$33.48	$45.42	$31.08	$36.91
[1] Includes market value of securities out on loan of:	$183,706,823	$28,142,142	$7,464,776	$326,615	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2023

	WisdomTree India ex-State-Owned Enterprises Fund	WisdomTree New Economy Real Estate Fund
ASSETS:

Investments, at cost	$5,268,741	$26,810,228

Foreign currency, at cost	114	2,172

Investments in securities, at value[1,2] (Note 2)	6,968,580	20,733,975

Cash	3,557	33,468

Foreign currency, at value	114	2,088

Unrealized appreciation on foreign currency contracts	—	1

Receivables:

Dividends	184	71,350

Securities lending income	—	168

Interest	1	—

Foreign tax reclaims	—	48,490

Foreign capital gains tax refund	5,718	—

Other (Note 6)	—	883
Total Assets	6,978,154	20,890,423
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	—	1,147,444

Advisory fees (Note 3)	3,243	10,049

Service fees (Note 2)	25	76

Foreign capital gains tax	224,690	—

Other (Note 6)	—	265
Total Liabilities	227,958	1,157,834
NET ASSETS	$6,750,196	$19,732,589
NET ASSETS:

Paid-in capital	$5,594,940	$70,810,892

Total distributable earnings (loss)	1,155,256	(51,078,303)
NET ASSETS	$6,750,196	$19,732,589
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,000	1,250,000
Net asset value per share	$33.75	$15.79
[1] Includes market value of securities out on loan of:	—	$1,341,092
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2023

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends	$8,453,137	$32,107,593	$141,339,776	$65,917	$1,821,818

Dividends from affiliates (Note 3)	—	—	90,102	—	—

Interest	3,612	18,406	43,334	477	2,133

Non-cash dividends	76,687	—	30,893	—	4,708

Securities lending income, net (Note 2)	271,486	764,063	1,159,799	397	12,192

Less: Foreign withholding taxes on dividends	(536,613)	(4,716,851)	(18,647,476)	(8,734)	(293,449)
Total investment income	8,268,309	28,173,211	124,016,428	58,057	1,547,402
EXPENSES:

Advisory fees (Note 3)	1,040,298	3,514,919	7,537,924	6,657	154,997

Service fees (Note 2)	14,304	48,330	52,645	61	2,131
Total expenses	1,054,602	3,563,249	7,590,569	6,718	157,128
Expense waivers (Note 3)	—	—	(4,732)	—	—
Net expenses	1,054,602	3,563,249	7,585,837	6,718	157,128
Net investment income	7,213,707	24,609,962	116,430,591	51,339	1,390,274
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(39,401,248)	(48,431,983)	(10,139,429)	(24,569)	(1,405,498)

Investment transactions in affiliates (Note 3)	—	—	(237,882)	—	—

In-kind redemptions	3,079,927	9,147,275	—	—	—

Foreign currency contracts	196,324	(341,065)	(503,856)	(6,856)	(49,702)

Foreign currency related transactions	(492,457)	(156,065)	(419,762)	(1,105)	8,826
Net realized loss	(36,617,454)	(39,781,838)	(11,300,929)	(32,530)	(1,446,374)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(69,985,507)	(28,297,895)	(7,968,894)	79,054	(44,068)

Investment transactions in affiliates (Note 3)	—	—	35,159	—	—

Foreign currency contracts	(3)	—	(277)	59,917	707

Translation of assets and liabilities denominated in foreign currencies	267,074	13,538	(177,931)	3,201	(27,493)
Net increase (decrease) in unrealized appreciation/depreciation	(69,718,436)	(28,284,357)	(8,111,943)	142,172	(70,854)
Net realized and unrealized gain (loss) on investments	(106,335,890)	(68,066,195)	(19,412,872)	109,642	(1,517,228)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(99,122,183)	$(43,456,233)	$97,017,719	$160,981	$(126,954)
[1] Net of foreign capital gains (tax) and capital gain tax refund, if applicable, of:	—	$(702,867)	$(19,017)	$772	$(69,004)
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$6,229,465	$3,632,074	$10,651	$453,628

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2023

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends	$110,209,378	$8,056,182	$3,616,120	$19,136	$12,963,787

Dividends from affiliates (Note 3)	1,152,928	104,604	15,259	—	99

Interest	29,244	2,558	672	50	23,176

Non-cash dividends	287,171	—	3,027	—	—

Securities lending income, net (Note 2)	4,993,596	84,131	36,521	3,804	—

Less: Foreign withholding taxes on dividends	(15,755,776)	(879,647)	(256,221)	(92)	(2,824,141)
Total investment income	100,916,541	7,367,828	3,415,378	22,898	10,162,921
EXPENSES:

Advisory fees (Note 3)	8,110,161	1,208,067	337,434	10,976	4,025,692

Service fees (Note 2)	61,525	12,655	2,560	241	21,341

Interest expense (Note 7)	—	—	—	—	565,014
Total expenses	8,171,686	1,220,722	339,994	11,217	4,612,047
Expense waivers (Note 3)	(13,534)	(1,834)	—	—	(83)
Net expenses	8,158,152	1,218,888	339,994	11,217	4,611,964
Net investment income	92,758,389	6,148,940	3,075,384	11,681	5,550,957
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(6,646,453)	(267,812)	(204,463)	(810,054)	28,882,658

Investment transactions in affiliates (Note 3)	(462,401)	322,009	(18,745)	—	—

In-kind redemptions	—	—	4,562,774	281,645	—

Foreign currency contracts	(288,791)	(21,417)	1,889	(28)	(271,696)

Foreign currency related transactions	(1,237,721)	(3,617)	(14,067)	54	(262,636)
Net realized gain (loss)	(8,635,366)	29,163	4,327,388	(528,383)	28,348,326
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	48,024,507	(31,823,908)	(7,232,164)	1,241,697	113,860,868

Investment transactions in affiliates (Note 3)	(500,106)	(416,332)	(4,276)	—	4,014

Foreign currency contracts	—	(2,342)	149	—	—

Translation of assets and liabilities denominated in foreign currencies	(32,890)	(54,236)	(5,149)	(40)	(1,318)
Net increase (decrease) in unrealized appreciation/depreciation	47,491,511	(32,296,818)	(7,241,440)	1,241,657	113,863,564
Net realized and unrealized gain (loss) on investments	38,856,145	(32,267,655)	(2,914,052)	713,274	142,211,890
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,614,534	$(26,118,715)	$161,332	$724,955	$147,762,847
[1] Net of foreign capital gains (tax) and capital gain tax refund, if applicable, of:	—	—	$(2,067)	—	$(13,761,275)
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$6,366,042	$597,529	$26,642	—	$8,983,717

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2023

	WisdomTree India ex-State-Owned Enterprises Fund	WisdomTree New Economy Real Estate Fund
INVESTMENT INCOME:

Dividends	$48,228	$432,988

Interest	3	59

Securities lending income, net (Note 2)	—	2,165

Less: Foreign withholding taxes on dividends	(10,112)	(18,668)
Total investment income	38,119	416,544
EXPENSES:

Advisory fees (Note 3)	18,823	68,451

Service fees (Note 2)	143	519
Total expenses	18,966	68,970
Net investment income	19,153	347,574
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(8,930)	(556,132)

In-kind redemptions	—	(252,090)

Foreign currency contracts	10	(3,616)

Foreign currency related transactions	(248)	1,918
Net realized loss	(9,168)	(809,920)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	810,327	(812,361)

Foreign currency contracts	—	26

Translation of assets and liabilities denominated in foreign currencies	(59)	(1,772)
Net increase (decrease) in unrealized appreciation/depreciation	810,268	(814,107)
Net realized and unrealized gain (loss) on investments	801,100	(1,624,027)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$820,253	$(1,276,453)
[1] Net of foreign capital gains (tax) and capital gain tax refund, if applicable, of:	$(936)	—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$124,838	—

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,213,707	$8,027,866	$24,609,962	$47,535,778	$116,430,591	$139,584,856

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(36,617,454)	(279,321,472)	(39,781,838)	(438,862,137)	(11,300,929)	(156,574,809)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(69,718,436)	128,567,483	(28,284,357)	(83,613,856)	(8,111,943)	(150,570,055)
Net increase (decrease) in net assets resulting from operations	(99,122,183)	(142,726,123)	(43,456,233)	(474,940,215)	97,017,719	(167,560,008)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(7,127,250)	(8,628,659)	(26,336,000)	(52,252,500)	(116,198,000)	(137,420,525)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	18,772,219	204,830,077	58,062,651	16,749,145	390,419,442	423,628,056

Cost of shares redeemed	(48,304,890)	(150,767,082)	(133,017,132)	(638,895,275)	—	(92,653,343)
Net increase (decrease) in net assets resulting from capital share transactions	(29,532,671)	54,062,995	(74,954,481)	(622,146,130)	390,419,442	330,974,713
Net Increase (Decrease) in Net Assets	(135,782,104)	(97,291,787)	(144,746,714)	(1,149,338,845)	371,239,161	25,994,180
NET ASSETS:

Beginning of period	$737,988,317	$835,280,104	$2,170,526,805	$3,319,865,650	$2,145,839,591	$2,119,845,411

End of period	$602,206,213	$737,988,317	$2,025,780,091	$2,170,526,805	$2,517,078,752	$2,145,839,591
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	21,125,000	20,425,000	78,100,000	100,300,000	56,800,000	48,200,000

Shares created	600,000	5,375,000	2,100,000	500,000	10,100,000	11,300,000

Shares redeemed	(1,525,000)	(4,675,000)	(4,700,000)	(22,700,000)	—	(2,700,000)
Shares outstanding, end of period	20,200,000	21,125,000	75,500,000	78,100,000	66,900,000	56,800,000

See Notes to Financial Statements.

WisdomTree Trust	89

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Multifactor Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$51,339	$90,064	$1,390,274	$2,744,800	$92,758,389	$119,776,891

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(32,530)	(143,617)	(1,446,374)	(8,257,529)	(8,635,366)	(314,610,431)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	142,172	(86,997)	(70,854)	(3,409,218)	47,491,511	(51,650,330)
Net increase (decrease) in net assets resulting from operations	160,981	(140,550)	(126,954)	(8,921,947)	131,614,534	(246,483,870)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(35,000)	(70,527)	(1,350,000)	(3,003,000)	(101,470,000)	(121,656,900)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,298,033	—	13,584,460	19,747,562	94,341,075	480,988,272

Cost of shares redeemed	—	—	—	(6,846,988)	—	—
Net increase in net assets resulting from capital share transactions	2,298,033	—	13,584,460	12,900,574	94,341,075	480,988,272
Net Increase (Decrease) in Net Assets	2,424,014	(211,077)	12,107,506	975,627	124,485,609	112,847,502
NET ASSETS:

Beginning of period	$2,155,168	$2,366,245	$87,680,807	$86,705,180	$2,688,439,378	$2,575,591,876

End of period	$4,579,182	$2,155,168	$99,788,313	$87,680,807	$2,812,924,987	$2,688,439,378
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	100,000	3,900,000	3,300,000	58,800,000	48,200,000

Shares created	100,000	—	600,000	900,000	2,000,000	10,600,000

Shares redeemed	—	—	—	(300,000)	—	—
Shares outstanding, end of period	200,000	100,000	4,500,000	3,900,000	60,800,000	58,800,000

See Notes to Financial Statements.

90	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global High Dividend Fund		WisdomTree Growth Leaders Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,148,940	$18,640,555	$3,075,384	$4,325,526	$11,681	$17,745

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	29,163	(85,926,564)	4,327,388	(4,576,626)	(528,383)	(2,005,987)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(32,296,818)	16,306,743	(7,241,440)	956,107	1,241,657	(1,440,916)
Net increase (decrease) in net assets resulting from operations	(26,118,715)	(50,979,266)	161,332	705,007	724,955	(3,429,158)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(6,711,000)	(18,475,318)	(3,150,000)	(4,296,367)	—	(14,235)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	75,073,978	135,468,168	—	70,609,590	—	813,616

Cost of shares redeemed	—	(106,255,698)	(26,171,694)	—	(1,322,391)	(2,340,593)
Net increase (decrease) in net assets resulting from capital share transactions	75,073,978	29,212,470	(26,171,694)	70,609,590	(1,322,391)	(1,526,977)
Net Increase (Decrease) in Net Assets	42,244,263	(40,242,114)	(29,160,362)	67,018,230	(597,436)	(4,970,370)
NET ASSETS:

Beginning of period	$526,996,672	$567,238,786	$135,907,562	$68,889,332	$10,386,103	$15,356,473

End of period	$569,240,935	$526,996,672	$106,747,200	$135,907,562	$9,788,667	$10,386,103
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	14,900,000	14,200,000	2,900,000	1,350,000	355,000	415,000

Shares created	2,100,000	4,000,000	—	1,550,000	—	30,000

Shares redeemed	—	(3,300,000)	(550,000)	—	(40,000)	(90,000)
Shares outstanding, end of period	17,000,000	14,900,000	2,350,000	2,900,000	315,000	355,000

See Notes to Financial Statements.

WisdomTree Trust	91

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree India Earnings Fund (consolidated)		WisdomTree India ex-State-Owned Enterprises Fund		WisdomTree New Economy Real Estate Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,550,957	$9,368,356	$19,153	$22,223	$347,574	$684,800

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	28,348,326	32,625,578	(9,168)	(104,225)	(809,920)	(9,384,893)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	113,863,564	(121,598,313)	810,268	(822,407)	(814,107)	(4,613,008)
Net increase (decrease) in net assets resulting from operations	147,762,847	(79,604,379)	820,253	(904,409)	(1,276,453)	(13,313,101)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,524,000)	(40,595,106)	(18,000)	(109,258)	(431,500)	(420,750)

Tax return of capital	—	—	—	(14,742)	—	—
Total distributions to shareholders	(1,524,000)	(40,595,106)	(18,000)	(124,000)	(431,500)	(420,750)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	366,663,627	117,541,739	—	—	—	—

Cost of shares redeemed	—	(104,949,767)	—	—	(4,220,928)	(15,454,996)
Net increase (decrease) in net assets resulting from capital share transactions	366,663,627	12,591,972	—	—	(4,220,928)	(15,454,996)
Net Increase (Decrease) in Net Assets	512,902,474	(107,607,513)	802,253	(1,028,409)	(5,928,881)	(29,188,847)
NET ASSETS:

Beginning of period	$786,233,900	$893,841,413	$5,947,943	$6,976,352	$25,661,470	$54,850,317

End of period	$1,299,136,374	$786,233,900	$6,750,196	$5,947,943	$19,732,589	$25,661,470
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	25,000,000	24,600,000	200,000	200,000	1,500,000	2,350,000

Shares created	10,200,000	3,600,000	—	—	—	—

Shares redeemed	—	(3,200,000)	—	—	(250,000)	(850,000)
Shares outstanding, end of period	35,200,000	25,000,000	200,000	200,000	1,250,000	1,500,000

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree China ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of period	$34.93	$40.89	$64.41	$38.44	$38.84	$43.62
Investment operations:

Net investment income[2]	0.36	0.36	0.60	0.23	0.39	0.49

Net realized and unrealized gain (loss)	(5.12)	(5.94)	(23.54)	26.10	(0.39)	(4.82)
Total from investment operations	(4.76)	(5.58)	(22.94)	26.33	0.00 [3]	(4.33)
Dividends and distributions to shareholders:

Net investment income	(0.36)	(0.38)	(0.58)	(0.35)	(0.40)	(0.45)

Tax return of capital	—	—	—	(0.01)	—	(0.00)[3]
Total dividends and distributions to shareholders	(0.36)	(0.38)	(0.58)	(0.36)	(0.40)	(0.45)
Net asset value, end of period	$29.81	$34.93	$40.89	$64.41	$38.44	$38.84

TOTAL RETURN[4]	(13.65)%	(13.72)%	(35.81)%	68.71%	0.07%	(9.91)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$602,206	$737,988	$835,280	$914,692	$188,351	$143,699

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%	0.32%	0.32%[6]	0.32%[7]	0.32%[7]

Expenses, prior to expense waivers	0.32%[5]	0.32%	0.32%	0.38%	0.63%	0.63%

Net investment income	2.22%[5]	0.99%	1.10%	0.37%	1.03%	1.31%
Portfolio turnover rate[8]	8%	39%	36%	20%	22%	35%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$27.79	$33.10	$40.31	$24.40	$28.79	$31.99
Investment operations:

Net investment income[2]	0.31	0.56	0.62	0.41	0.62	0.42

Net realized and unrealized gain (loss)	(0.93)	(5.27)	(7.28)	15.91	(4.38)	(3.20)

Net increase from payment by affiliate	—	—	0.00 [3]	0.00 [3]	—	0.00 [3]
Total from investment operations	(0.62)	(4.71)	(6.66)	16.32	(3.76)	(2.78)
Dividends to shareholders:

Net investment income	(0.34)	(0.60)	(0.55)	(0.41)	(0.63)	(0.42)
Net asset value, end of period	$26.83	$27.79	$33.10	$40.31	$24.40	$28.79

TOTAL RETURN[4]	(2.25)%	(14.20)%	(16.70)%[9]	67.18%[10]	(13.36)%	(8.64)%[10]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,025,780	$2,170,527	$3,319,866	$4,719,936	$809,991	$305,184

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%	0.32%	0.32%[6]	0.32%[7]	0.32%[7]

Expenses, prior to expense waivers	0.32%[5]	0.32%	0.32%	0.37%	0.58%	0.58%

Net investment income	2.24%[5]	1.97%	1.62%	1.11%	2.14%	1.51%
Portfolio turnover rate[8]	7%	28%	18%	34%	19%	24%
[1]	Shares were adjusted to reflect a 2:1 share split effective October 16, 2020.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]	Annualized.

[6]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[7]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[10]	Includes a reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	93

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$37.78	$43.98	$44.27	$32.45	$43.72	$47.35
Investment operations:

Net investment income[1]	1.88	2.81	2.75	1.76	2.10	1.84

Net realized and unrealized gain (loss)	(0.22)	(6.21)	(0.30)	11.93	(11.25)	(3.57)
Total from investment operations	1.66	(3.40)	2.45	13.69	(9.15)	(1.73)
Dividends to shareholders:

Net investment income	(1.82)	(2.80)	(2.74)	(1.87)	(2.12)	(1.90)
Net asset value, end of period	$37.62	$37.78	$43.98	$44.27	$32.45	$43.72

TOTAL RETURN[2]	4.40%	(6.97)%	5.65%	43.37%	(22.06)%	(3.51)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,517,079	$2,145,840	$2,119,845	$1,916,702	$1,638,935	$2,173,006

Ratios to average net assets[3] of:

Expenses[4]	0.63%[5]	0.63%[6]	0.64%[7]	0.63%	0.63%	0.63%

Net investment income	9.73%[5]	7.53%	6.16%	4.58%	4.91%	4.23%
Portfolio turnover rate[8]	3%	43%	53%	62%	41%	44%

WisdomTree Emerging Markets Multifactor Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$21.55	$23.66	$25.81	$17.75	$23.61	$24.68
Investment operations:

Net investment income[1]	0.42	0.90	1.01	0.56	0.73	0.29

Net realized and unrealized gain (loss)	1.18	(2.30)	(2.44)	7.90	(5.91)	(1.16)
Total from investment operations	1.60	(1.40)	(1.43)	8.46	(5.18)	(0.87)
Dividends to shareholders:

Net investment income	(0.25)	(0.71)	(0.72)	(0.40)	(0.68)	(0.20)
Net asset value, end of period	$22.90	$21.55	$23.66	$25.81	$17.75	$23.61

TOTAL RETURN[2]	7.44%	(5.74)%	(5.72)%	48.12%	(22.44)%	(3.52)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,579	$2,155	$2,366	$5,162	$7,102	$18,886

Ratios to average net assets of:

Expenses	0.48%[5]	0.48%	0.48%[3,4]	0.48%[3,4]	0.48%	0.48%[4,5]

Net investment income	3.70%[5]	4.21%	3.91%[3]	2.51%[3]	3.24%	1.97%[5]
Portfolio turnover rate[8]	63%	123%	115%	125%	166%	133%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.63%.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

94	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$22.48	$26.27	$29.51	$19.43	$24.71	$26.94
Investment operations:

Net investment income[1]	0.32	0.80	0.83	0.61	0.66	0.71

Net realized and unrealized gain (loss)	(0.31)	(3.69)	(3.28)	10.08	(5.32)	(2.30)
Total from investment operations	0.01 [2]	(2.89)	(2.45)	10.69	(4.66)	(1.59)
Dividends to shareholders:

Net investment income	(0.31)	(0.90)	(0.79)	(0.61)	(0.62)	(0.64)
Net asset value, end of period	$22.18	$22.48	$26.27	$29.51	$19.43	$24.71

TOTAL RETURN[3]	0.03%	(10.75)%	(8.48)%	55.66%	(19.30)%	(5.79)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$99,788	$87,681	$86,705	$94,431	$69,936	$69,189

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[4]	0.32%	0.32%	0.32%[5]	0.32%[6]	0.32%[6]

Expenses, prior to expense waivers	0.32%[4]	0.32%	0.32%	0.42%	0.63%	0.63%

Net investment income	2.87%[4]	3.61%	2.89%	2.38%	2.74%	2.93%
Portfolio turnover rate[7]	40%	40%	42%	57%	55%	81%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$45.72	$53.44	$50.79	$32.98	$47.03	$53.47
Investment operations:

Net investment income[1]	1.56	2.25	1.99	1.58	1.82	1.79

Net realized and unrealized gain (loss)	0.69	(7.65)	2.80	18.04	(14.02)	(6.35)
Total from investment operations	2.25	(5.40)	4.79	19.62	(12.20)	(4.56)
Dividends to shareholders:

Net investment income	(1.70)	(2.32)	(2.14)	(1.81)	(1.85)	(1.88)
Net asset value, end of period	$46.27	$45.72	$53.44	$50.79	$32.98	$47.03

TOTAL RETURN[3]	4.95%	(9.76)%	9.48%	60.63%	(26.95)%	(8.40)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,812,925	$2,688,439	$2,575,592	$1,935,213	$1,216,850	$1,424,969

Ratios to average net assets[8] of:

Expenses[9]	0.58%[4]	0.58%	0.61%[10,11]	0.63%	0.63%	0.63%

Net investment income	6.63%[4]	4.96%	3.75%	3.65%	4.05%	3.81%
Portfolio turnover rate[7]	4%	53%	45%	59%	47%	40%
[1]	Based on average shares outstanding.

[2]

The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[6]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[10]	Prior to September 1, 2021, the Fund’s annual advisory fee rate was 0.63% and, thereafter, was reduced to 0.58% per annum.

[11]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.60%.

See Notes to Financial Statements.

WisdomTree Trust	95

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of period	$35.37	$39.95	$38.60	$26.57	$27.80	$29.52
Investment operations:

Net investment income[2]	0.38	1.38	1.01	0.80	0.80	0.58

Net realized and unrealized gain (loss)	(1.86)	(4.62)	1.15	11.94	(1.31)	(1.67)
Total from investment operations	(1.48)	(3.24)	2.16	12.74	(0.51)	(1.09)
Dividends to shareholders:

Net investment income	(0.41)	(1.34)	(0.81)	(0.71)	(0.72)	(0.63)
Net asset value, end of period	$33.48	$35.37	$39.95	$38.60	$26.57	$27.80

TOTAL RETURN[3]	(4.24)%	(7.53)%	5.57%	48.25%	(2.01)%	(3.65)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$569,241	$526,997	$567,239	$355,130	$95,661	$72,280

Ratios to average net assets[4] of:

Expenses	0.42%[5,6]	0.43%[6,7]	0.54%[6,8,9]	0.58%	0.58%[6]	0.58%[6]

Net investment income	2.14%[5]	4.16%	2.44%	2.29%	2.68%	2.11%
Portfolio turnover rate[10]	1%	67%	59%	56%	56%	60%

WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$46.86	$51.03	$46.89	$34.33	$46.11	$46.38
Investment operations:

Net investment income[2]	1.24	1.91	1.95	1.63	1.78	1.77

Net realized and unrealized gain (loss)	(1.37)	(4.21)	4.02	12.62	(11.79)	(0.18)
Total from investment operations	(0.13)[11]	(2.30)	5.97	14.25	(10.01)	1.59
Dividends to shareholders:

Net investment income	(1.31)	(1.87)	(1.83)	(1.69)	(1.77)	(1.86)
Net asset value, end of period	$45.42	$46.86	$51.03	$46.89	$34.33	$46.11

TOTAL RETURN[3]	(0.28)%	(4.28)%	12.96%	42.38%	(22.46)%	3.59%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$106,747	$135,908	$68,889	$65,641	$66,952	$92,227

Ratios to average net assets[4] of:

Expenses	0.58%[5]	0.58%[6,9]	0.58%[6,9]	0.58%[6]	0.58%[6]	0.58%[6]

Net investment income	5.29%[5]	4.09%	3.98%	4.05%	3.88%	3.86%
Portfolio turnover rate[10]	2%	45%	39%	48%	32%	19%
[1]	Per share amounts were adjusted to reflect a 2:1 share split effective June 9, 2021.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

[8]	Prior to January 1, 2022, the Fund’s annual advisory fee rate was 0.58% and, thereafter, was reduced to 0.42% per annum.

[9]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[10]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[11]

The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

96	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Growth Leaders Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021[1]	For the Period May 22, 2019* through March 31, 2020
Net asset value, beginning of period	$29.26	$37.00	$44.34	$23.34	$24.80
Investment operations:

Net investment income[2]	0.03	0.05	0.01	0.03	0.06

Net realized and unrealized gain (loss)	1.79	(7.75)	(7.34)	21.02	(1.44)
Total from investment operations	1.82	(7.70)	(7.33)	21.05	(1.38)
Dividends to shareholders:

Net investment income	—	(0.04)	(0.01)	(0.05)	(0.08)
Net asset value, end of period	$31.08	$29.26	$37.00	$44.34	$23.34

TOTAL RETURN[3]	6.22%	(20.79)%	(16.53)%	90.18%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$9,789	$10,386	$15,356	$14,410	$1,751

Ratios to average net assets of:

Expenses	0.20%[4]	0.20%	0.20%	0.24%[5]	0.45%[4]

Net investment income	0.21%[4]	0.17%	0.02%	0.08%	0.27%[4]
Portfolio turnover rate[6]	18%	27%	52%	40%	9%

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$31.45	$36.34	$31.26	$16.19	$26.26	$25.88
Investment operations:

Net investment income[2]	0.20	0.41	0.38	0.16	0.30	0.28

Net realized and unrealized gain (loss)	5.32	(3.45)	5.20	15.16	(10.18)	0.45

Net increase from payment by affiliate	—	—	0.00 [7]	—	—	—
Total from investment operations	5.52	(3.04)	5.58	15.32	(9.88)	0.73
Dividends and distributions to shareholders:

Net investment income	(0.06)	(1.85)	(0.50)	(0.25)	(0.19)	(0.34)

Tax return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.06)	(1.85)	(0.50)	(0.25)	(0.19)	(0.35)
Net asset value, end of period	$36.91	$31.45	$36.34	$31.26	$16.19	$26.26

TOTAL RETURN[3]	17.57%	(8.05)%	17.85%[8]	95.10%	(37.84)%	2.89%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,299,136	$786,234	$893,841	$787,825	$563,317	$1,323,424

Ratios to average net assets of:

Expenses	0.89%[4,9,10,11]	0.85%[9,10,12]	0.84%[9,10,13]	0.84%[9,10,13]	0.84%[9,10,13]	0.85%[13]

Net investment income	1.20%[4,10]	1.25%[10]	1.07%[10]	0.67%[10]	1.22%[10]	1.14%
Portfolio turnover rate[6]	35%	51%	30%	23%	32%	37%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]

The information reflects the investment objective and strategy of the WisdomTree Modern Tech Platforms Fund through July 31, 2020 and the investment objective and strategy of the WisdomTree Growth Leaders Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Prior to August 1, 2020, the Fund’s net expense ratio was 0.45% and, thereafter, was reduced to 0.20% per annum.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than $0.005.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[10]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[11]	Includes interest expense of 0.06% for the six months ended September 30, 2023.

[12]	Includes interest expense of 0.02% for the fiscal year.

[13]	Includes interest expense of 0.01% for the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust	97

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Period April 4, 2019* through March 31, 2020
Net asset value, beginning of period	$29.74	$34.88	$30.33	$17.64	$24.67
Investment operations:

Net investment income[1]	0.10	0.11	0.04	0.05	0.19

Net realized and unrealized gain (loss)	4.00	(4.63)	4.52	12.69	(7.22)
Total from investment operations	4.10	(4.52)	4.56	12.74	(7.03)
Dividends and distributions to shareholders:

Net investment income	(0.09)	(0.55)	(0.01)	(0.05)	—

Tax return of capital	—	(0.07)	—	—	—
Total dividends and distributions to shareholders	(0.09)	(0.62)	(0.01)	(0.05)	—
Net asset value, end of period	$33.75	$29.74	$34.88	$30.33	$17.64

TOTAL RETURN[2]	13.79%	(12.97)%	15.04%	72.25%	(28.50)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$6,750	$5,948	$6,976	$4,549	$882

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%	0.58%[3]

Net investment income	0.59%[3]	0.35%	0.11%	0.20%	0.80%[3]
Portfolio turnover rate[4]	1%	16%	15%	36%	82%

WisdomTree New Economy Real Estate Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023[5]	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$17.11	$23.34	$26.55	$22.11	$32.15	$32.04
Investment operations:

Net investment income[1]	0.25	0.35	1.14	0.89	1.13	1.12

Net realized and unrealized gain (loss)	(1.25)	(6.37)	(2.74)	4.35	(8.79)	0.24
Total from investment operations	(1.00)	(6.02)	(1.60)	5.24	(7.66)	1.36
Dividends to shareholders:

Net investment income	(0.32)	(0.21)	(1.61)	(0.80)	(2.38)	(1.25)
Net asset value, end of period	$15.79	$17.11	$23.34	$26.55	$22.11	$32.15

TOTAL RETURN[2]	(5.89)%	(25.82)%	(6.45)%	23.92%	(25.74)%	4.51%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$19,733	$25,661	$54,850	$63,711	$80,703	$114,146

Ratios to average net assets of:

Expenses	0.58%[3]	0.59%[6]	0.59%[6]	0.58%	0.58%[7]	0.58%[7]

Net investment income	2.95%[3]	1.90%	4.48%	3.59%	3.75%[7]	3.72%[7]
Portfolio turnover rate[4]	10%	165%[5]	7%	39%	21%	17%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

The information reflects the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund through April 20, 2022 and the investment objective and strategy of the WisdomTree New Economy Real Estate Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

98	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree Growth Leaders Fund (“Growth Leaders Fund”)	May 22, 2019
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree India ex-State-Owned Enterprises Fund (“India ex-State-Owned Enterprises Fund”)	April 4, 2019
WisdomTree New Economy Real Estate Fund (“New Economy Real Estate Fund”)	June 5, 2007

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission.

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund (including the Portfolio) and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The India Earnings Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

WisdomTree Trust	99

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

100	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2023 and open positions in such derivatives as of September 30, 2023 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. Any collateral posted (or received) with respect to the derivative positions would be used to offset or reduce the payment due to (or due from) a counterparty in the event of default. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2023, if any, is reflected as a footnote within each Fund’s Schedule of Investments.The Funds’ maximum credit risk exposure to derivatives agreements would be the total value of derivatives disclosed in the table included in Note 2—Master Netting Arrangements under the column entitled “Assets: Net Amount”.

WisdomTree Trust	101

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2023, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Emerging Markets High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$237
Emerging Markets Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	66,753	Unrealized depreciation on foreign currency contracts	21,710
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	555	Unrealized depreciation on foreign currency contracts	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	168
Global High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	149	Unrealized depreciation on foreign currency contracts	—
New Economy Real Estate Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1	Unrealized depreciation on foreign currency contracts	—

For the six months ended September 30, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
China ex-State-Owned Enterprises Fund
Foreign currency risk	$196,324	$(3)
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	(341,065)	—
Emerging Markets High Dividend Fund
Foreign currency risk	(503,856)	(277)
Emerging Markets Multifactor Fund
Foreign currency risk	(6,856)	59,917
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	(49,702)	707
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	(288,791)	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	(21,417)	(2,342)
Global High Dividend Fund
Foreign currency risk	1,889	149
Growth Leaders Fund
Foreign currency risk	(28)	—
India Earnings Fund (consolidated)
Foreign currency risk	(271,696)	—
India ex-State-Owned Enterprises Fund
Foreign currency risk	10	—
New Economy Real Estate Fund
Foreign currency risk	(3,616)	26
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

102	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2023, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
China ex-State-Owned Enterprises Fund
Foreign currency risk	$—	$61,148
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	—	367,790
Emerging Markets High Dividend Fund
Foreign currency risk	5,312,351	624,712
Emerging Markets Multifactor Fund
Foreign currency risk	1,692,702	3,595,463
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	128,781	22,538
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	—	2,372,461
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	109,236	151,253
Global High Dividend Fund
Foreign currency risk	—	28,294
Growth Leaders Fund
Foreign currency risk	25,997	—
India Earnings Fund (consolidated)
Foreign currency risk[1]	59,180,560	114,847,008
India ex-State-Owned Enterprises Fund
Foreign currency risk[1]	6,960	1,411
New Economy Real Estate Fund
Foreign currency risk	7,174	3,416
[1]	The volume of derivatives for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

During the six months ended September 30, 2023, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were made into restricted foreign cash accounts held by the Funds’ custodian on behalf of the Emerging Markets ex-State-Owned Enterprises Fund, Emerging Markets High Dividend Fund, Emerging Markets Multifactor Fund, Emerging Markets Quality Dividend Growth Fund, Global ex-U.S. Quality Dividend Growth Fund, and Global High Dividend Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities

WisdomTree Trust	103

Notes to Financial Statements (unaudited) (continued)

domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of September 30, 2023, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio are subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and eligible for a presumed foreign tax credit of 80% of the Mauritian tax on the respective foreign income which effectively limits the maximum income tax payable to an effective rate of 3%. The Mauritius income tax is paid by WTAM (out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required. Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on capital gains arising on the disposal of Shares of an Indian company. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal. Further, Indian tax laws have introduced certain General Anti-Avoidance Rules (“GAAR”) applicable to financial years beginning on or after April 1, 2017 (i.e., investments made into India on or after April 1, 2017). GAAR is applied if the “main purpose” of the arrangement is to obtain a tax benefit. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if any tax benefit is claimed by the Portfolio. Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Emerging Markets Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the period ended September 30, 2023, the Funds, except for the Emerging Markets Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in emerging market equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is

WisdomTree Trust	105

Notes to Financial Statements (unaudited) (continued)

included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2023, the impact of netting of assets and liabilities and the offsetting of

106	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
China ex-State-Owned Enterprises Fund
Securities Lending	$19,455,492	$—	$(19,455,492)[1]	$—	$—	$—	$—	$—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	38,402,868	—	(38,402,868)[1]	—	—	—	—	—
Emerging Markets High Dividend Fund
Securities Lending	79,416,268	—	(79,416,268)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	237	—	—	237
Emerging Markets Multifactor Fund
Securities Lending	37,703	—	(37,703)[1]	—	—	—	—	—
Foreign Currency Contracts	66,753	(21,381)	—	45,372	21,710	(21,381)	—	329
Emerging Markets Quality Dividend Growth Fund
Securities Lending	2,097,614	—	(2,097,614)[1]	—	—	—	—	—
Foreign Currency Contracts	555	—	—	555	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	183,706,823	—	(183,706,823)[1]	—	—	—	—	—
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	28,142,142	—	(28,142,142)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	168	—	—	168
Global High Dividend Fund
Securities Lending	7,464,776	—	(7,464,776)[1]	—	—	—	—	—
Foreign Currency Contracts	149	—	—	149	—	—	—	—
Growth Leaders Fund
Securities Lending	326,615	—	(326,615)[1]	—	—	—	—	—
New Economy Real Estate Fund
Securities Lending	1,341,092	—	(1,341,092)[1]	—	—	—	—	—
Foreign Currency Contracts	1	—	—	1	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Emerging Market Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

WisdomTree Trust	107

Notes to Financial Statements (unaudited) (continued)

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Additionally, the Portfolio is also advised by WTAM and is sub-advised by Mellon. Mellon is compensated by WTAM at no additional cost to the Funds or the Portfolio. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets and, with respect to the India Earnings Fund, based on the average daily net assets of the India Earnings Fund and the Portfolio on a consolidated basis, as shown in the following table:

Fund	Advisory Fee Rate
China ex-State-Owned Enterprises Fund	0.32%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets SmallCap Dividend Fund	0.58%
Global ex-U.S. Quality Dividend Growth Fund	0.42%
Global High Dividend Fund	0.58%
Growth Leaders Fund	0.20%
India Earnings Fund (consolidated)	0.83%
India ex-State-Owned Enterprises Fund	0.58%
New Economy Real Estate Fund	0.58%

108	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2023, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2023		For the fiscal period ended September 30, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets ex-State-Owned Enterprises Fund	1,187	$31,657	$402
Emerging Markets High Dividend Fund	204	7,646	371
Emerging Markets Quality Dividend Growth Fund	292	6,515	91
Emerging Markets SmallCap Dividend Fund	432	19,984	784
Global ex-U.S. Quality Dividend Growth Fund	209	6,991	68
Growth Leaders Fund	92	2,855	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2023, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. The India Earnings Fund and India ex-State-Owned Enterprises Fund issue and redeem shares on a cash basis only as certain securities markets in which these Funds invest do not permit in-kind transfers of securities. APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
China ex-State-Owned Enterprises Fund	$55,239,469	$58,327,002	$1,429,788	$28,659,642
Emerging Markets ex-State-Owned Enterprises Fund	159,629,223	206,792,630	12,362,496	42,344,731
Emerging Markets High Dividend Fund	405,369,307	66,374,946	48,427,654	—

WisdomTree Trust	109

Notes to Financial Statements (unaudited) (continued)

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Emerging Markets Multifactor Fund	3,591,514	$1,831,287	$567,820	$—
Emerging Markets Quality Dividend Growth Fund	49,279,565	38,951,160	2,779,834	—
Emerging Markets SmallCap Dividend Fund	190,087,432	110,885,530	15,292,840	—
Global ex-U.S. Quality Dividend Growth Fund	26,867,162	6,789,423	53,918,722	—
Global High Dividend Fund	2,409,162	4,490,107	—	24,022,018
Growth Leaders Fund	1,925,451	2,013,079	—	1,229,152
India Earnings Fund (consolidated)	712,045,308	355,509,380	—	—
India ex-State-Owned Enterprises Fund	39,943	38,683	—	—
New Economy Real Estate Fund	2,600,568	2,301,526	—	4,587,725

6. FEDERAL INCOME TAXES

At September 30, 2023, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
China ex-State-Owned Enterprises Fund	$894,730,281	$28,935,795	$(311,042,263)	$(282,106,468)	$—	$—	$—	$(282,106,468)
Emerging Markets ex-State-Owned Enterprises Fund	2,203,678,104	330,187,672	(489,866,880)	(159,679,208)	—	—	—	(159,679,208)
Emerging Markets High Dividend Fund	2,532,466,950	351,208,157	(356,417,145)	(5,208,988)	—	(237)	(237)	(5,209,225)
Emerging Markets Multifactor Fund	4,482,883	304,534	(197,548)	106,986	26,312	(7,346)	18,966	125,952
Emerging Markets Quality Dividend Growth Fund	93,694,515	14,403,374	(6,876,147)	7,527,227	—	—	—	7,527,227
Emerging Markets SmallCap Dividend Fund	2,533,142,081	546,976,775	(232,986,487)	313,990,288	—	—	—	313,990,288
Global ex-U.S. Quality Dividend Growth Fund	575,644,101	63,273,025	(53,172,733)	10,100,292	—	(168)	(168)	10,100,124
Global High Dividend Fund	110,329,917	10,139,859	(8,574,417)	1,565,442	—	—	—	1,565,442
Growth Leaders Fund	12,438,722	1,225,393	(3,781,787)	(2,556,394)	—	—	—	(2,556,394)
India Earnings Fund (consolidated)	934,403,703	413,918,368	(25,275,169)	388,643,199	—	—	—	388,643,199
India ex-State-Owned Enterprises Fund	5,309,922	1,777,410	(118,752)	1,658,658	—	—	—	1,658,658
New Economy Real Estate Fund	27,085,267	243,437	(6,594,729)	(6,351,292)	1	—	1	(6,351,291)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding

110	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

taxes on foreign income is included net in the Statements of Operations in “Less: Foreign withholding taxes,” the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of

Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2023, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. DEMAND NOTE

On September 14, 2023, the India Earnings Fund entered into a demand note agreement with Bank of America, N.A. which allowed the India Earnings Fund to borrow up to $360,000,000 with a final maturity date of September 29, 2023. During the period from September 14, 2023 through September 25, 2023, the India Earnings Fund had an average outstanding demand note balance of $213,750,000 and a weighted average interest rate of 8.04% per annum. On September 26, 2023, the India Earnings Fund fully repaid amounts borrowed under the demand note and interest expense related to the demand note was $565,014.

8. SUBSEQUENT EVENT

At the recommendation of WTAM, the investment adviser of the WisdomTree India ex-State Owned Enterprises Fund and the WisdomTree Growth Leaders Fund (the “Affected Funds”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Funds, among other considerations, the Board of Trustees determined to close and liquidate the Affected Funds. After the close of business on October 20, 2023, the Affected Funds no longer accepted creation orders. The last day of secondary market trading of the Affected Funds’ shares was also October 20, 2023. Shareholders were able to sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. When the Affected Funds commenced liquidation of their portfolios, which occurred on or around October 23, 2023, but may have occurred before October 23, 2023, and at different times for each Affected Fund, the liquidation process resulted in the Affected Funds increasing their cash holdings and deviating from the investment objective and strategies stated in their prospectus. It is anticipated that shareholders remaining in the Affected Funds after the last day of trading will have their shares redeemed automatically on or around October 30, 2023, and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about October 27, 2023. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in an Affected Fund and that receive cash will not be charged any transaction fees by the Affected Fund. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares (or below) the adjusted cost basis in such shares.

9. ADDITIONAL INFORMATION

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies

WisdomTree Trust	111

Notes to Financial Statements (unaudited) (concluded)

from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury goods imports from Russia.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

*    *    *    *    *    *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

*    *    *    *    *    *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions.” The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

112	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 18-19, 2023 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”), pursuant to which Mellon coordinates the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 18, 2023, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2023, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted

WisdomTree Trust	113

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of the Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

114	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	115

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

116	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your

smartphone camera to

learn more at

WisdomTree.com/investments

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-431469

WisdomTree Trust

Semi-Annual Report

September 30, 2023

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	24.9%
Consumer Staples	14.9%
Industrials	14.1%
Financials	12.0%
Information Technology	9.4%
Materials	9.4%
Health Care	8.2%
Communication Services	5.7%
Energy	0.9%
Utilities	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Stellantis NV	7.8%
Banco Bilbao Vizcaya Argentaria SA	4.9%
Banco Santander SA	4.3%
Sanofi	4.3%
ASML Holding NV	4.1%
L’Oreal SA	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.8%
Mercedes-Benz Group AG	3.7%
Deutsche Telekom AG, Registered Shares	3.5%
Bayerische Motoren Werke AG	3.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time hedging exposure to the fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$995.60	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.44%	30.07%	11.76%	7.31%	7.85%
Fund Market Price Returns	-0.86%	31.30%	11.69%	7.30%	7.77%
WisdomTree Europe Hedged Equity Index	-0.66%	30.16%	12.11%	7.72%	8.25%
MSCI EMU Local Currency Index	-1.78%	24.29%	9.93%	5.01%	6.35%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown†

Sector	% of Net Assets
Industrials	22.6%
Financials	19.3%
Materials	10.5%
Utilities	9.8%
Real Estate	8.5%
Consumer Discretionary	5.8%
Information Technology	5.7%
Communication Services	5.5%
Consumer Staples	5.1%
Energy	3.8%
Health Care	2.8%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Klepierre SA	2.4%
BE Semiconductor Industries NV	2.0%
Enagas SA	2.0%
Banco BPM SpA	1.9%
Rexel SA	1.9%
ASR Nederland NV	1.9%
Merlin Properties Socimi SA	1.7%
A2A SpA	1.7%
Mapfre SA	1.6%
BAWAG Group AG	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,008.80	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.88%	23.65%	10.67%	5.44%	6.87%
Fund Market Price Returns	0.66%	25.24%	10.82%	5.54%	6.77%
WisdomTree Europe Hedged SmallCap Equity Index	0.80%	23.82%	10.79%	5.56%	6.97%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	-2.76%	18.54%	7.63%	4.03%	5.99%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.6%
Consumer Discretionary	22.4%
Materials	11.0%
Industrials	9.8%
Communication Services	8.0%
Health Care	7.4%
Information Technology	6.8%
Utilities	6.3%
Consumer Staples	2.7%
Energy	0.1%
Other Assets less Liabilities‡	1.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Mercedes-Benz Group AG	9.1%
Allianz SE, Registered Shares	8.6%
Deutsche Telekom AG, Registered Shares	8.1%
Bayerische Motoren Werke AG	6.4%
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	4.8%
SAP SE	4.6%
E.ON SE	4.5%
BASF SE	4.5%
Hannover Rueck SE	4.3%
Deutsche Post AG, Registered Shares	3.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in German dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$999.50	0.48%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.05%	31.05%	11.35%	6.87%	7.47%
Fund Market Price Returns	-0.22%	32.43%	11.32%	6.91%	7.36%
WisdomTree Germany Hedged Equity Index	-0.57%	31.10%	11.46%	7.03%	7.62%
MSCI Germany Local Currency Index	-2.65%	25.40%	3.19%	2.14%	4.31%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	20.1%
Health Care	19.8%
Consumer Staples	18.3%
Industrials	14.5%
Information Technology	11.7%
Financials	5.0%
Communication Services	3.5%
Materials	2.4%
Utilities	2.0%
Real Estate	1.1%
Energy	0.8%
Investment Company	0.1%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	5.4%
Novartis AG, Registered Shares	4.7%
Industria de Diseno Textil SA	4.5%
Unilever PLC	4.5%
GSK PLC	4.1%
Nestle SA, Registered Shares	3.9%
Novo Nordisk AS, Class B	3.8%
SAP SE	3.1%
L’Oreal SA	2.9%
Roche Holding AG	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed countries, excluding U.S. and Canada, while at the same time hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,000.90	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.09%	19.51%	8.28%	8.39%	8.43%
Fund Market Price Returns	-0.53%	20.06%	8.19%	8.39%	8.32%
WisdomTree International Hedged Quality Dividend Growth Index	0.27%	20.22%	8.85%	8.98%	9.07%
MSCI EAFE Local Currency Index	2.96%	20.32%	10.81%	5.65%	6.50%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.9%
Consumer Discretionary	17.5%
Financials	15.9%
Information Technology	10.7%
Materials	10.4%
Health Care	7.3%
Consumer Staples	6.2%
Communication Services	2.7%
Energy	1.9%
Real Estate	0.0%	*
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	5.1%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Mitsubishi Corp.	3.5%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Mitsui & Co. Ltd.	2.9%
Japan Tobacco, Inc.	2.7%
Tokio Marine Holdings, Inc.	2.4%
Tokyo Electron Ltd.	2.4%
Takeda Pharmaceutical Co. Ltd.	2.2%
Honda Motor Co. Ltd.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar. In seeking to track the Index, the Fund invests in Japanese dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,264.70	0.48%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	26.47%	48.65%	25.65%	11.74%	10.57%
Fund Market Price Returns	25.78%	47.92%	25.28%	11.72%	10.46%
WisdomTree Japan Hedged Equity Index	27.03%	49.86%	26.19%	12.26%	11.26%
MSCI Japan Local Currency Index	17.43%	29.82%	15.40%	7.78%	8.85%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.0%
Materials	16.7%
Consumer Discretionary	16.6%
Information Technology	12.1%
Financials	10.7%
Consumer Staples	7.3%
Health Care	4.4%
Communication Services	1.9%
Real Estate	1.8%
Energy	1.4%
Utilities	0.8%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Kobe Steel Ltd.	1.7%
Cosmo Energy Holdings Co. Ltd.	0.9%
Tokyo Seimitsu Co. Ltd.	0.7%
Aozora Bank Ltd.	0.7%
Seven Bank Ltd.	0.6%
Nippon Electric Glass Co. Ltd.	0.6%
Macnica Holdings, Inc.	0.6%
Toyo Tire Corp.	0.5%
K’s Holdings Corp.	0.5%
Mebuki Financial Group, Inc.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in Japanese small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,201.50	0.58%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	20.15%	35.00%	17.08%	7.66%	10.74%
Fund Market Price Returns	19.54%	34.23%	16.84%	7.67%	10.63%
WisdomTree Japan Hedged SmallCap Equity Index	20.63%	35.98%	17.66%	8.20%	11.48%
MSCI Japan Small Cap Local Currency Index	13.66%	21.76%	11.46%	5.18%	9.05%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a

free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that captures small cap representation across the 10 Developed Market countries in the EMU and is calculated in local currency.

The MSCI Germany Local Currency Index is a capitalization weighted index that. measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is designed to provide exposure to the European equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to U.S. dollar.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S.

dollar.

8	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	ILS	Israeli new shekel
CHF	Swiss franc	JPY	Japanese yen
DKK	Danish krone	NOK	Norwegian krone
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
HKD	Hong Kong dollar	USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)

WisdomTree Trust	9

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.7%

Austria – 0.5%

ANDRITZ AG	124,247	$6,290,555

AT&S Austria Technologie & Systemtechnik AG	17,775	527,316

Total Austria		6,817,871

Belgium – 3.6%

Anheuser-Busch InBev SA	420,759	23,392,082

Barco NV	41,673	810,949

Bekaert SA	71,186	3,198,626

Melexis NV	44,677	3,864,555

Solvay SA	101,261	11,240,978

UCB SA	78,682	6,459,436

Total Belgium		48,966,626

Finland – 3.3%

Cargotec Oyj, Class B	36,495	1,532,426

Fiskars Oyj Abp(a)	89,080	1,644,827

Huhtamaki Oyj(a)	63,736	2,102,017

Kemira Oyj	145,920	2,277,224

Kone Oyj, Class B	458,536	19,380,162

Konecranes Oyj(a)	102,288	3,407,037

Metso Oyj(a)	581,010	6,123,147

Nokia Oyj	1,172,683	4,429,951

Valmet Oyj(a)	206,528	4,736,209

Total Finland		45,633,000

France – 25.7%

Air Liquide SA(a)	112,310	19,006,289

Airbus SE(a)	123,061	16,544,331

Arkema SA	28,540	2,827,077

BioMerieux(a)	11,160	1,084,913

Bureau Veritas SA(a)	105,551	2,627,292

Cie Generale des Etablissements Michelin SCA	333,020	10,249,644

Danone SA(a)	292,421	16,179,735

Dassault Aviation SA	15,286	2,887,235

Dassault Systemes SE	65,936	2,463,935

Eramet SA(a)	17,208	1,316,321

EssilorLuxottica SA(a)	74,868	13,091,655

Gaztransport & Technigaz SA(a)	17,764	2,191,090

Hermes International SCA	10,151	18,590,803

Imerys SA(a)	36,482	1,081,509

Interparfums SA	12,139	676,024

IPSOS SA	15,133	697,601

Kering SA(a)	34,414	15,736,632

L’Oreal SA	128,423	53,462,561

Lectra(a)	6,888	187,786

Legrand SA	61,886	5,720,054

LVMH Moet Hennessy Louis Vuitton SE(a)	67,962	51,548,397

Neoen SA(a)(b)	1,654	48,367

Nexans SA(a)	8,102	660,934

Pernod Ricard SA	95,783	16,007,609

Publicis Groupe SA	109,899	8,349,676

Remy Cointreau SA(a)	6,407	784,502

Rubis SCA	97,297	2,188,000

Sanofi	542,900	58,330,237

Sartorius Stedim Biotech(a)	3,516	841,300

Schneider Electric SE	134,659	22,380,673

Societe BIC SA	15,522	1,026,298

Sodexo SA	22,248	2,297,091

Teleperformance SE	7,513	949,754

Valeo SE(a)	55,175	953,942

Total France		352,989,267

Germany – 23.6%

adidas AG	67,505	11,908,485

AIXTRON SE	12,309	453,780

BASF SE	683,606	31,085,830

Bayer AG, Registered Shares	398,367	19,169,495

Bayerische Motoren Werke AG	451,329	46,054,662

Beiersdorf AG	17,107	2,212,385

Brenntag SE	35,969	2,798,279

Deutsche Telekom AG, Registered Shares	2,263,626	47,615,929

Duerr AG	14,698	399,931

Evonik Industries AG	290,120	5,321,626

GEA Group AG	47,260	1,749,277

Hannover Rueck SE	65,768	14,476,466

Hapag-Lloyd AG(a)(b)	73,809	13,456,618

Heidelberg Materials AG	103,531	8,058,781

Henkel AG & Co. KGaA	79,914	5,052,847

HOCHTIEF AG	28,286	2,867,502

Hugo Boss AG	15,507	983,769

Infineon Technologies AG	136,528	4,532,335

Jenoptik AG	2,864	72,774

Krones AG	6,747	696,837

Mercedes-Benz Group AG	718,918	50,152,467

Merck KGaA	13,964	2,338,151

MTU Aero Engines AG	6,087	1,106,862

Puma SE	23,892	1,487,385

SAP SE	245,726	31,953,147

Siemens Healthineers AG(b)	201,376	10,233,929

Siltronic AG	13,572	1,163,199

Symrise AG	13,211	1,263,319

Wacker Chemie AG	36,346	5,219,992

Total Germany		323,886,059

Ireland – 0.5%

Glanbia PLC(a)	177,734	2,937,425

Kerry Group PLC, Class A	42,453	3,558,913

Total Ireland		6,496,338

Italy – 2.4%

Brunello Cucinelli SpA(a)	15,564	1,187,268

Carel Industries SpA(b)	15,857	381,101

Davide Campari-Milano NV	167,830	1,983,909

DiaSorin SpA	10,028	917,534

Ferrari NV	45,720	13,539,173

Leonardo SpA	246,341	3,562,713

Moncler SpA	78,073	4,552,901

Prysmian SpA	95,997	3,877,445

Reply SpA	5,042	475,368

See Notes to Financial Statements.

10	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2023

Investments	Shares	Value

Salvatore Ferragamo SpA(a)	80,806	$1,072,839

Webuild SpA	890,503	1,588,652

Total Italy		33,138,903

Netherlands – 17.2%

Aegon NV(a)	2,212,709	10,734,278

Arcadis NV	61,630	2,779,682

ASM International NV	9,868	4,152,979

ASML Holding NV	95,851	56,738,726

BE Semiconductor Industries NV	116,534	11,474,375

Corbion NV	29,868	596,405

Heineken Holding NV	137,633	10,404,333

Heineken NV(a)	329,262	29,094,670

IMCD NV(a)	15,573	1,978,550

JDE Peet’s NV(a)	287,741	8,048,742

Koninklijke Ahold Delhaize NV	838,166	25,308,884

Koninklijke Vopak NV	188,558	6,472,192

OCI NV*	775,040	21,654,938

SBM Offshore NV(a)	317,015	4,172,001

Signify NV(b)	154,100	4,162,043

Universal Music Group NV(a)	846,713	22,169,392

Wolters Kluwer NV	139,143	16,889,969

Total Netherlands		236,832,159

Portugal – 0.1%

Altri SGPS SA(a)	198,238	899,565

Greenvolt-Energias Renovaveis SA*	189	1,067

Total Portugal		900,632

Spain – 13.4%

Acerinox SA	545,045	5,288,237

ACS Actividades de Construccion y Servicios SA	761,483	27,467,921

Banco Bilbao Vizcaya Argentaria SA(a)	8,237,590	67,243,141

Banco Santander SA	15,472,250	59,275,536

CIE Automotive SA	79,444	2,156,615

Ebro Foods SA(a)	104,878	1,765,529

Fluidra SA(a)	225,458	4,623,690

Mapfre SA	6,295,248	12,863,631

Viscofan SA(a)	48,690	2,979,621

Total Spain		183,663,921

Switzerland – 1.0%

DSM-Firmenich AG	81,881	6,946,591

STMicroelectronics NV(a)	148,483	6,443,103

Total Switzerland		13,389,694

United Kingdom – 0.6%

CNH Industrial NV	679,480	8,301,870

United States – 7.8%

Stellantis NV	5,546,271	106,931,208
TOTAL COMMON STOCKS (Cost: $1,236,065,139)		1,367,947,548

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.3%

United States – 4.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $58,888,051)	58,888,051	58,888,051

TOTAL INVESTMENTS IN SECURITIES – 104.0% (Cost: $1,294,953,190)		1,426,835,599

Other Assets less Liabilities – (4.0)%		(54,969,320)

NET ASSETS – 100.0%		$1,371,866,279
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $68,385,583 and the total market value of the collateral held by the Fund was $71,924,905. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,036,854.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	10/4/2023	354,337,039	USD	326,014,227	EUR	$9,155,541	$—
Citibank NA	10/3/2023	664,515	USD	628,460	EUR	—	(867)
Citibank NA	10/4/2023	354,337,039	USD	326,014,227	EUR	9,155,541	—
Goldman Sachs	10/4/2023	332,738,126	EUR	352,306,455	USD	—	(5,742)
Goldman Sachs	11/3/2023	340,697,439	USD	321,379,328	EUR	3,201	—
HSBC Holdings PLC	10/4/2023	332,740,010	EUR	352,306,454	USD	—	(3,745)
HSBC Holdings PLC	10/4/2023	354,337,039	USD	326,013,927	EUR	9,155,858	—
HSBC Holdings PLC	11/3/2023	340,697,439	USD	321,380,843	EUR	1,594	—
JP Morgan Chase Bank NA	10/4/2023	7,572,325	EUR	8,122,339	USD	—	(104,816)
JP Morgan Chase Bank NA	10/4/2023	332,741,267	EUR	352,306,454	USD	—	(2,414)
JP Morgan Chase Bank NA	11/3/2023	340,697,439	USD	321,380,843	EUR	1,594	—
Morgan Stanley & Co. International	10/4/2023	332,740,953	EUR	352,306,454	USD	—	(2,747)
Morgan Stanley & Co. International	10/4/2023	354,337,039	USD	326,027,726	EUR	9,141,249	—
Morgan Stanley & Co. International	11/3/2023	340,697,439	USD	321,382,056	EUR	309	—
						$36,614,887	$(120,331)

See Notes to Financial Statements.

WisdomTree Trust	11

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2023

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,367,947,548	$—	$—	$1,367,947,548
Investment of Cash Collateral for Securities Loaned	—	58,888,051	—	58,888,051
Total Investments in Securities	$1,367,947,548	$58,888,051	$—	$1,426,835,599
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$36,614,887	$—	$36,614,887

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(120,331)	$—	$(120,331)
Total – Net	$1,367,947,548	$95,382,607	$—	$1,463,330,155
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

12	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.4%

Austria – 6.5%

ANDRITZ AG	12,773	$646,690

AT&S Austria Technologie & Systemtechnik AG	2,201	65,295

BAWAG Group AG*(a)	19,405	892,888

EVN AG	13,422	359,527

Oesterreichische Post AG	8,618	283,310

Porr AG	2,982	37,065

S IMMO AG*	4,898	66,481

Schoeller-Bleckmann Oilfield Equipment AG	538	31,784

Semperit AG Holding	1,888	34,101

Telekom Austria AG	12,732	88,968

UNIQA Insurance Group AG	28,973	234,972

Vienna Insurance Group AG Wiener Versicherung Gruppe	6,039	168,796

Voestalpine AG	22,809	624,011

Wienerberger AG	8,944	227,646

Total Austria		3,761,534

Belgium – 7.5%

Ackermans & van Haaren NV	1,546	234,230

Aedifica SA	3,949	225,147

Barco NV	4,201	81,751

Bekaert SA	7,388	331,968

bpost SA	29,180	160,187

Cofinimmo SA	7,635	524,623

Econocom Group SA	5,921	15,641

Etablissements Franz Colruyt NV	14,620	634,017

Euronav NV	3,581	58,236

Fagron	2,878	49,088

Intervest Offices & Warehouses NV	2,972	43,108

Melexis NV	3,493	302,144

Proximus SADP	100,122	816,020

Recticel SA(b)	2,673	26,546

VGP NV	4,332	403,383

Warehouses De Pauw CVA	14,125	350,541

Xior Student Housing NV	2,784	79,879

Total Belgium		4,336,509

Denmark – 0.1%

Cementir Holding NV	8,037	63,819

Finland – 8.7%

Cargotec Oyj, Class B	4,024	168,968

Caverion Oyj	9,533	86,901

Citycon Oyj*(b)	33,062	185,698

Harvia Oyj	1,894	51,295

Huhtamaki Oyj	6,776	223,473

Kemira Oyj	11,341	176,987

Kesko Oyj, Class B	35,755	642,410

Kojamo Oyj(b)	16,597	147,605

Konecranes Oyj	10,555	351,569

Lassila & Tikanoja Oyj	3,392	34,979

Metsa Board Oyj, Class B(b)	30,699	247,182

Metso Oyj	59,938	631,675

Musti Group Oyj*	2,119	40,383

Orion Oyj, Class B	8,451	333,026

Outokumpu Oyj	41,133	172,848

Puuilo Oyj	12,092	103,123

Raisio Oyj, Class V	16,507	36,090

Sanoma Oyj	4,689	34,553

Terveystalo Oyj(a)(b)	11,313	90,551

TietoEVRY Oyj	16,176	364,791

Tokmanni Group Corp.	10,933	152,215

Uponor Oyj	8,369	251,998

Valmet Oyj(b)	21,743	498,622

Total Finland		5,026,942

France – 16.7%

Alten SA	887	117,013

Antin Infrastructure Partners SA	3,226	41,772

Arkema SA	6,438	637,727

Beneteau SA	5,642	68,456

Cie Plastic Omnium SE	7,269	118,519

Coface SA	28,780	368,087

Derichebourg SA	27,338	138,353

Elis SA	17,710	312,383

Eramet SA	4,000	305,979

Etablissements Maurel & Prom SA	21,771	112,761

Eurazeo SE	5,635	336,784

Fnac Darty SA(b)	3,682	90,441

Gaztransport & Technigaz SA	3,858	475,863

Imerys SA	7,666	227,258

Interparfums SA	2,925	162,894

IPSOS SA	3,594	165,676

Klepierre SA	56,898	1,399,393

Lectra	1,688	46,020

LISI	1,985	46,761

Maisons du Monde SA(a)	6,248	48,191

Neoen SA(a)	858	25,090

Nexans SA	1,785	145,614

Quadient SA	3,130	63,295

Rexel SA	48,203	1,087,044

Rothschild & Co.†	2,269	92,729

Rubis SCA	21,137	475,326

Societe BIC SA	3,421	226,193

Sopra Steria Group SACA	1,115	231,261

SPIE SA	10,517	306,432

Technip Energies NV	14,981	373,847

Television Francaise 1 SA(b)	33,714	258,608

Trigano SA	811	110,336

Valeo SE	11,668	201,733

Verallia SA(a)	10,099	398,609

Vicat SACA	5,007	153,469

Wendel SE	3,864	307,030

Total France		9,676,947

Germany – 13.1%

7C Solarparken AG	7,952	27,236

AIXTRON SE	2,742	101,086

alstria office REIT-AG	4,086	16,115

See Notes to Financial Statements.

WisdomTree Trust	13

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2023

Investments	Shares	Value

Aurubis AG	2,714	$201,544

BayWa AG	1,930	68,862

Bechtle AG	4,348	203,656

Bilfinger SE	3,710	127,423

CompuGroup Medical SE & Co. KGaA	1,759	69,056

CropEnergies AG	6,182	51,838

Dermapharm Holding SE	6,909	286,159

Deutz AG	11,990	53,063

Duerr AG	3,232	87,942

Energiekontor AG	522	42,555

Fielmann Group AG	6,464	279,773

Freenet AG	22,996	540,017

GEA Group AG	10,676	395,160

Gerresheimer AG	1,564	164,678

Hamborner REIT AG	8,769	59,883

Hamburger Hafen und Logistik AG	7,025	125,102

Hensoldt AG	2,691	79,604

HOCHTIEF AG	6,562	665,225

Hornbach Holding AG & Co. KGaA	1,377	88,130

Hugo Boss AG	3,646	231,303

Indus Holding AG	2,986	63,545

Instone Real Estate Group SE(a)	9,317	57,904

JOST Werke SE(a)	982	47,202

K & S AG, Registered Shares	6,124	111,391

Kloeckner & Co. SE	29,506	213,522

Krones AG	1,652	170,620

Mutares SE & Co. KGaA	2,733	79,718

Rheinmetall AG	2,123	548,220

SAF-Holland SE	5,442	70,351

Salzgitter AG	4,775	126,894

Scout24 SE(a)	3,048	211,889

Siltronic AG	3,242	277,858

Sixt SE	2,925	271,903

Stroeer SE & Co. KGaA	6,645	296,190

Suedzucker AG	23,533	350,811

Synlab AG	14,378	153,597

United Internet AG, Registered Shares	12,230	262,337

Varta AG*(b)	8,299	157,939

VERBIO Vereinigte BioEnergie AG	388	15,655

Wacker Neuson SE	4,766	97,388

Total Germany		7,550,344

Ireland – 0.8%

Cairn Homes PLC	75,282	87,197

Glanbia PLC	18,421	304,445

Origin Enterprises PLC	11,919	41,139

Total Ireland		432,781

Italy – 19.8%

A2A SpA	551,511	984,476

ACEA SpA	13,207	144,164

Alerion Cleanpower SpA	2,291	64,642

Anima Holding SpA(a)	71,919	302,293

Ariston Holding NV	4,399	28,713

Arnoldo Mondadori Editore SpA	22,400	50,752

Azimut Holding SpA	26,455	579,231

Banca Generali SpA	17,820	632,231

Banca Mediolanum SpA	91,186	782,193

Banca Popolare di Sondrio SpA	51,229	264,468

Banco BPM SpA	231,112	1,109,668

BPER Banca	112,184	344,091

Brembo SpA	19,832	246,926

Brunello Cucinelli SpA(b)	1,644	125,409

Buzzi SpA	11,047	303,161

Cairo Communication SpA	28,422	48,448

Carel Industries SpA(a)	1,622	38,982

Credito Emiliano SpA	18,343	151,093

Danieli & C Officine Meccaniche SpA(b)	2,616	74,505

De’ Longhi SpA	15,730	343,408

El.En. SpA(b)	3,036	27,981

Enav SpA(a)	32,434	120,326

ERG SpA	15,470	374,093

Esprinet SpA(b)	9,192	47,200

Hera SpA	186,030	510,124

Immobiliare Grande Distribuzione SIIQ SpA(b)	25,234	57,040

Interpump Group SpA	1,790	82,421

Iren SpA	215,682	416,745

Italgas SpA	167,805	862,024

Italian Sea Group SpA	3,708	28,933

Leonardo SpA	25,228	364,861

Maire Tecnimont SpA	46,940	193,424

MARR SpA	6,989	88,795

OVS SpA(a)	14,972	31,196

Piaggio & C SpA	41,512	132,995

RAI Way SpA(a)	18,224	95,509

Reply SpA	595	56,098

Salcef Group SpA	4,103	95,786

Salvatore Ferragamo SpA(b)	9,021	119,769

Sanlorenzo SpA	1,575	59,197

SOL SpA	2,572	72,979

Technogym SpA(a)	11,463	88,839

Unieuro SpA(a)(b)	5,633	50,515

Unipol Gruppo SpA	111,856	606,586

Webuild SpA(b)	91,515	163,262

Zignago Vetro SpA	6,309	94,717

Total Italy		11,460,269

Netherlands – 8.0%

Aalberts NV	7,336	269,359

AMG Critical Materials NV	1,672	50,452

Arcadis NV(b)	6,550	295,423

ASR Nederland NV	28,899	1,086,799

BE Semiconductor Industries NV(b)	11,981	1,179,694

Corbion NV	3,101	61,921

ForFarmers NV(b)	17,905	47,013

Koninklijke Heijmans NV	7,779	88,125

Koninklijke Vopak NV	19,437	667,169

SBM Offshore NV(b)	32,568	428,604

Signify NV(a)	15,883	428,979

Sligro Food Group NV	2,539	45,107

Total Netherlands		4,648,645

See Notes to Financial Statements.

14	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2023

Investments	Shares	Value

Portugal – 2.7%

Altri SGPS SA(b)	20,075	$91,096

Banco Comercial Portugues SA, Class R*	238,481	65,749

Corticeira Amorim SGPS SA	7,330	75,511

CTT-Correios de Portugal SA	15,311	56,332

Mota-Engil SGPS SA	32,070	116,293

Navigator Co. SA	83,374	314,955

NOS SGPS SA	82,685	304,824

REN – Redes Energeticas Nacionais SGPS SA	107,113	274,442

Sonae SGPS SA	253,094	246,526

Total Portugal		1,545,728

Spain – 15.5%

Acerinox SA	56,553	548,699

Almirall SA	8,616	87,755

Applus Services SA	8,462	88,695

Banco de Sabadell SA	508,058	591,966

Bankinter SA	127,472	815,704

Cia de Distribucion Integral Logista Holdings SA	27,938	715,820

CIE Automotive SA	8,376	227,378

Construcciones y Auxiliar de Ferrocarriles SA	3,255	102,008

Ebro Foods SA	5,445	91,662

Enagas SA	68,930	1,144,321

Ence Energia y Celulosa SA(b)	44,885	150,835

Ercros SA	8,223	26,205

Faes Farma SA	33,221	112,553

Fluidra SA(b)	23,161	474,986

Gestamp Automocion SA(a)	31,151	130,275

Global Dominion Access SA(a)	10,076	35,738

Grupo Catalana Occidente SA	2,974	96,036

Indra Sistemas SA	6,946	100,751

Inmobiliaria Colonial Socimi SA	56,555	322,142

Laboratorios Farmaceuticos Rovi SA	3,891	211,541

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(b)	87,378	80,948

Mapfre SA	464,328	948,802

Merlin Properties Socimi SA	116,655	986,215

Pharma Mar SA	534	18,160

Prosegur Cash SA(a)	47,047	29,339

Prosegur Compania de Seguridad SA	47,585	76,881

Sacyr SA	75,257	221,665

Talgo SA(a)(b)	9,290	34,573

Unicaja Banco SA(a)	178,683	192,775

Viscofan SA	4,550	278,441

Total Spain		8,942,869
TOTAL COMMON STOCKS (Cost: $59,791,672)		57,446,387

RIGHTS – 0.0%

Italy – 0.0%

Brembo SpA, expiring 10/3/23*† (Cost: $0)	18,786	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%

United States – 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $1,664,262)	1,664,262	1,664,262

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $61,455,934)		59,110,649

Other Assets less Liabilities – (2.3)%		(1,319,179)

NET ASSETS – 100.0%		$57,791,470

*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $92,729, which represents 0.16% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,458,188 and the total market value of the collateral held by the Fund was $3,605,697. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,941,435.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America NA	10/3/2023	28,053	USD	26,531	EUR	$—	$(37)
Barclays Bank PLC	10/4/2023	14,508,153	USD	13,348,490	EUR	374,869	—
Barclays Bank PLC	10/4/2023	1,706,841	USD	1,592,663	EUR	20,541	—
Citibank NA	10/4/2023	277,947	EUR	294,096	USD	193	—
Citibank NA	10/4/2023	14,508,152	USD	13,348,489	EUR	374,869	—
Goldman Sachs	10/4/2023	14,035,887	EUR	14,861,337	USD	—	(242)
Goldman Sachs	11/3/2023	14,334,798	USD	13,521,991	EUR	135	—
HSBC Holdings PLC	10/4/2023	14,035,968	EUR	14,861,339	USD	—	(158)
HSBC Holdings PLC	10/4/2023	14,508,152	USD	13,348,476	EUR	374,882	—
HSBC Holdings PLC	11/3/2023	14,334,797	USD	13,522,054	EUR	67	—

See Notes to Financial Statements.

WisdomTree Trust	15

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	10/4/2023	14,036,021	EUR	14,861,339	USD	$—	$(102)
JP Morgan Chase Bank NA	11/3/2023	14,334,797	USD	13,522,054	EUR	67	—
Morgan Stanley & Co. International	10/4/2023	14,036,008	EUR	14,861,339	USD	—	(116)
Morgan Stanley & Co. International	10/4/2023	14,508,152	USD	13,349,041	EUR	374,284	—
Morgan Stanley & Co. International	11/3/2023	14,334,797	USD	13,522,105	EUR	13	—
						$1,519,920	$(655)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
France	$9,584,218	$—	$92,729	*	$9,676,947
Other	47,769,440	—	—		47,769,440
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	1,664,262	—		1,664,262
Total Investments in Securities	$57,353,658	$1,664,262	$92,729		$59,110,649
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,519,920	$—		$1,519,920

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(655)	$—		$(655)
Total – Net	$57,353,658	$3,183,527	$92,729		$60,629,914

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 98.1%

Germany – 98.1%

Aerospace & Defense – 1.2%

Hensoldt AG	635	$18,784

MTU Aero Engines AG	377	68,554

Rheinmetall AG	525	135,570

Total Aerospace & Defense		222,908

Air Freight & Logistics – 3.7%

Deutsche Post AG, Registered Shares	17,372	708,759

Automobile Components – 0.2%

Hella GmbH & Co. KGaA	405	28,729

Automobiles – 17.6%

Bayerische Motoren Werke AG	12,026	1,227,161

Mercedes-Benz Group AG	25,066	1,748,630

Volkswagen AG	3,168	418,259

Total Automobiles		3,394,050

Capital Markets – 4.4%

Deutsche Bank AG, Registered Shares	26,097	288,735

Deutsche Boerse AG	2,196	380,605

DWS Group GmbH & Co. KGaA(a)	4,957	168,993

Total Capital Markets		838,333

Chemicals – 8.1%

BASF SE	18,880	858,536

Evonik Industries AG	16,908	310,141

K & S AG, Registered Shares	1,499	27,266

Symrise AG	790	75,544

Wacker Chemie AG	2,079	298,585

Total Chemicals		1,570,072

Commercial Services & Supplies – 0.2%

Bilfinger SE	901	30,946

Construction & Engineering – 0.9%

HOCHTIEF AG	1,619	164,127

Construction Materials – 2.4%

Heidelberg Materials AG	5,930	461,587

Diversified Telecommunication Services – 8.1%

Deutsche Telekom AG, Registered Shares	73,787	1,552,128

Electrical Equipment – 0.2%

Varta AG*(b)	2,047	38,957

Electronic Equipment, Instruments & Components – 0.0%

Jenoptik AG	338	8,589

Food Products – 0.4%

Suedzucker AG	5,791	86,328

Ground Transportation – 0.3%

Sixt SE(b)	714	66,372

Health Care Equipment & Supplies – 3.2%

Carl Zeiss Meditec AG, Bearer Shares	379	33,233

Siemens Healthineers AG(a)	11,545	586,717

Total Health Care Equipment & Supplies		619,950

Health Care Providers & Services – 0.2%

Synlab AG	3,543	37,849

Health Care Technology – 0.1%

CompuGroup Medical SE & Co. KGaA	398	15,625

Household Products – 1.5%

Henkel AG & Co. KGaA	4,673	295,467

Independent Power & Renewable Electricity Producers – 1.8%

RWE AG	9,229	343,458

Insurance – 19.3%

Allianz SE, Registered Shares	6,947	1,660,054

Hannover Rueck SE	3,786	833,352

Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	2,350	918,344

Talanx AG	4,798	304,793

Total Insurance		3,716,543

IT Services – 0.3%

Bechtle AG	1,068	50,024

Life Sciences Tools & Services – 0.2%

Gerresheimer AG	381	40,116

Machinery – 0.8%

Duerr AG	749	20,380

GEA Group AG	2,592	95,940

Krones AG	399	41,209

Total Machinery		157,529

Marine Transportation – 1.6%

Hapag-Lloyd AG(a)	1,707	311,215

Metals & Mining – 0.4%

Aurubis AG	673	49,977

Salzgitter AG	1,190	31,624

Total Metals & Mining		81,601

Multi-Utilities – 4.5%

E.ON SE	73,847	875,678

Oil, Gas & Consumable Fuels – 0.1%

CropEnergies AG	1,503	12,603

Personal Care Products – 0.7%

Beiersdorf AG	1,013	131,008

Pharmaceuticals – 3.7%

Bayer AG, Registered Shares	12,123	583,361

Merck KGaA	825	138,139

Total Pharmaceuticals		721,500

Semiconductors & Semiconductor Equipment – 1.8%

AIXTRON SE	660	24,331

Infineon Technologies AG	7,760	257,610

Siltronic AG	803	68,822

Total Semiconductors & Semiconductor Equipment		350,763

Software – 4.7%

Nemetschek SE	491	30,089

SAP SE	6,788	882,682

Total Software		912,771

Specialty Retail – 0.5%

Fielmann Group AG	2,186	94,614

Textiles, Apparel & Luxury Goods – 4.1%

adidas AG	3,734	658,711

Hugo Boss AG	843	53,480

Puma SE	1,396	86,907

Total Textiles, Apparel & Luxury Goods		799,098

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2023

Investments	Shares		Value

Trading Companies & Distributors – 0.9%

BayWa AG	479		$17,091

Brenntag SE	2,121		165,007

Total Trading Companies & Distributors			182,098
TOTAL COMMON STOCKS (Cost: $18,378,767)			18,921,395

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $54,130)	54,130		54,130

TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $18,432,897)		18,975,525

Other Assets less Liabilities – 1.6%		299,790

NET ASSETS – 100.0%		$19,275,315

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $51,534 and the total market value of the collateral held by the Fund was $54,130.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Barclays Bank PLC	10/4/2023	9,856,845	USD	9,068,969	EUR	$254,686	$—

Citibank NA	10/4/2023	4,654,707	EUR	4,928,422	USD	—	(52)

Citibank NA	10/4/2023	4,928,423	USD	4,534,485	EUR	127,343	—

Citibank NA	10/24/2023	4,807,079	USD	4,536,422	EUR	5	—

Goldman Sachs	10/4/2023	4,654,681	EUR	4,928,423	USD	—	(80)

Goldman Sachs	10/24/2023	4,807,081	USD	4,536,437	EUR	—	(8)

HSBC Holdings PLC	10/2/2023	1,200	USD	1,135	EUR	—	(2)

HSBC Holdings PLC	10/4/2023	4,654,708	EUR	4,928,423	USD	—	(52)

HSBC Holdings PLC	10/4/2023	4,928,423	USD	4,534,481	EUR	127,347	—

HSBC Holdings PLC	10/24/2023	4,807,081	USD	4,536,420	EUR	10	—

JP Morgan Chase Bank NA	10/4/2023	4,654,725	EUR	4,928,423	USD	—	(34)
JP Morgan Chase Bank NA	10/24/2023	4,807,081	USD	4,536,418	EUR	12	—
						$509,403	$(228)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$18,921,395	$—	$—	$18,921,395
Investment of Cash Collateral for Securities Loaned	—	54,130	—	54,130
Total Investments in Securities	$18,921,395	$54,130	$—	$18,975,525
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$509,403	$—	$509,403
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(228)	$—	$(228)
Total – Net	$18,921,395	$563,305	$—	$19,484,700
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 5.4%

Altium Ltd.	39,910	$1,112,999

ARB Corp. Ltd.(a)	33,213	670,508

Aristocrat Leisure Ltd.	161,931	4,269,244

AUB Group Ltd.	50,090	942,040

Beach Energy Ltd.	551,589	583,832

Breville Group Ltd.(a)	112,896	1,602,987

Cochlear Ltd.(a)	17,936	2,955,557

Coles Group Ltd.	778,957	7,822,615

Computershare Ltd.	242,607	4,064,779

CSL Ltd.	89,669	14,514,388

Goodman Group	635,920	8,803,567

IDP Education Ltd.(a)	36,687	506,231

Netwealth Group Ltd.	58,272	567,892

Northern Star Resources Ltd.	490,714	3,312,753

Pinnacle Investment Management Group Ltd.(a)	210,702	1,223,883

Pro Medicus Ltd.(a)	6,731	362,262

REA Group Ltd.(a)	27,205	2,709,566

Seven Group Holdings Ltd.	181,719	3,653,316

Technology One Ltd.	121,219	1,213,421

Washington H Soul Pattinson & Co. Ltd.(a)	168,442	3,542,939

Wesfarmers Ltd.	819,843	27,969,631

WiseTech Global Ltd.	8,557	359,251

Total Australia		92,763,661

Austria – 0.3%

Oesterreichische Post AG	80,658	2,651,566

Verbund AG	33,335	2,719,359

Total Austria		5,370,925

Belgium – 0.7%

Etablissements Franz Colruyt NV(a)	91,385	3,963,039

UCB SA	53,219	4,369,039

VGP NV(a)	35,154	3,273,437

Total Belgium		11,605,515

China – 0.6%

BOC Aviation Ltd.(b)	466,100	3,252,407

Prosus NV*	245,494	7,256,877

Total China		10,509,284

Denmark – 5.0%

Alm Brand AS	918,736	1,381,391

Chemometec AS*	4,993	238,478

Chr Hansen Holding AS	32,520	1,996,486

Coloplast AS, Class B	63,877	6,780,220

Novo Nordisk AS, Class B	702,802	64,251,222

Novozymes AS, Class B	49,438	1,998,381

Pandora AS	69,661	7,235,914

Royal Unibrew AS	26,074	2,020,557

Total Denmark		85,902,649

Finland – 1.7%

Kone Oyj, Class B	335,157	14,165,512

Konecranes Oyj	74,667	2,487,029

Neste Oyj(a)	225,704	$7,677,917

Valmet Oyj(a)	164,707	3,777,147

Total Finland		28,107,605

France – 12.9%

Bollore SE	620,871	3,345,897

Capgemini SE	38,831	6,816,423

Carrefour SA	382,658	6,597,691

Gaztransport & Technigaz SA	20,129	2,482,799

Hermes International SCA	10,528	19,281,251

Kering SA	53,802	24,602,263

L’Oreal SA	119,168	49,609,700

La Francaise des Jeux SAEM(b)	129,386	4,219,213

LVMH Moet Hennessy Louis Vuitton SE	121,337	92,032,723

Sartorius Stedim Biotech	5,043	1,206,677

Teleperformance SE	11,152	1,409,777

Verallia SA(b)	75,276	2,971,159

Vivendi SE	578,111	5,077,775

Total France		219,653,348

Germany – 5.2%

adidas AG	112,184	19,790,259

Bechtle AG	33,857	1,585,831

Carl Zeiss Meditec AG, Bearer Shares	11,941	1,047,055

CompuGroup Medical SE & Co. KGaA	14,891	584,597

Fielmann Group AG	61,944	2,681,042

Nemetschek SE	16,527	1,012,782

Puma SE	51,024	3,176,474

Rheinmetall AG	15,083	3,894,870

SAP SE	408,652	53,139,341

Stroeer SE & Co. KGaA	46,943	2,092,408

VERBIO Vereinigte BioEnergie AG	3,559	143,602

Total Germany		89,148,261

Hong Kong – 3.2%

CLP Holdings Ltd.	2,611,000	19,319,503

Hong Kong Exchanges & Clearing Ltd.	746,800	27,900,647

Techtronic Industries Co. Ltd.	798,500	7,748,616

Total Hong Kong		54,968,766

Indonesia – 0.1%

Nickel Industries Ltd.(a)	2,891,430	1,399,596

Ireland – 0.1%

Kerry Group PLC, Class A	28,389	2,379,902

Israel – 0.2%

Hilan Ltd.	10,392	539,117

Matrix IT Ltd.	47,210	967,266

Maytronics Ltd.	53,430	561,808

One Software Technologies Ltd.	15,130	190,804

Strauss Group Ltd.*	65,753	1,382,937

Total Israel		3,641,932

Italy – 2.7%

Amplifon SpA(a)	32,850	978,012

Azimut Holding SpA	203,356	4,452,470

Banca Generali SpA(a)	128,923	4,574,022

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2023

Investments	Shares	Value

Banca Mediolanum SpA	763,974	$6,553,363

Carel Industries SpA(b)	9,300	223,513

Davide Campari-Milano NV	191,478	2,263,451

De’ Longhi SpA	82,436	1,799,695

Ferrari NV	22,319	6,609,379

FinecoBank Banca Fineco SpA	285,650	3,482,504

Italgas SpA	803,727	4,128,790

Moncler SpA	52,905	3,085,205

RAI Way SpA(b)	246,389	1,291,279

Recordati Industria Chimica e Farmaceutica SpA(a)	96,246	4,555,969

Reply SpA	7,983	752,651

Technogym SpA(b)	82,996	643,223

Total Italy		45,393,526

Japan – 7.8%

ARE Holdings, Inc.(a)	69,900	888,593

Astellas Pharma, Inc.	750,100	10,425,246

AZ-COM MARUWA Holdings, Inc.(a)	21,900	312,302

BayCurrent Consulting, Inc.	19,400	649,765

Benefit One, Inc.	44,800	324,686

BIPROGY, Inc.	64,000	1,601,447

Capcom Co. Ltd.	73,400	2,648,745

Casio Computer Co. Ltd.(a)	234,100	1,966,456

CyberAgent, Inc.(a)	155,500	840,205

Daifuku Co. Ltd.	109,100	2,068,678

Daito Trust Construction Co. Ltd.	43,300	4,570,112

Daiwabo Holdings Co. Ltd.	77,700	1,491,778

eRex Co. Ltd.(a)	17,400	89,434

Fancl Corp.	50,800	777,532

Food & Life Cos. Ltd.	19,600	330,202

Fujimi, Inc.(a)	45,600	918,264

Fujitsu Ltd.(a)	56,500	6,663,763

Future Corp.	17,500	176,613

Goldwin, Inc.(a)	9,500	645,535

Hoya Corp.	46,800	4,806,232

Information Services International-Dentsu Ltd.	19,900	762,794

Japan Material Co. Ltd.(a)	28,000	430,437

Justsystems Corp.	19,000	381,846

Kakaku.com, Inc.	56,091	570,213

Kao Corp.	214,400	7,975,436

Katitas Co. Ltd.(a)	20,100	293,368

Keyence Corp.	16,900	6,285,475

Kobe Bussan Co. Ltd.(a)	28,400	667,250

Koei Tecmo Holdings Co. Ltd.(a)	127,900	1,821,755

Kose Corp.	8,800	640,134

M3, Inc.(a)	30,800	560,582

Meitec Corp.	64,100	1,161,510

MIRAIT ONE Corp.	123,300	1,624,858

MonotaRO Co. Ltd.	51,700	554,504

Murata Manufacturing Co. Ltd.	778,500	14,263,153

NEC Networks & System Integration Corp.	99,800	1,313,501

NET One Systems Co. Ltd.	47,600	905,269

Nexon Co. Ltd.	65,300	1,169,908

Nextage Co. Ltd.(a)	8,200	$125,397

Nifco, Inc.	61,000	1,581,565

Nihon M&A Center Holdings, Inc.	62,300	300,384

Nippon Gas Co. Ltd.	68,300	1,014,259

Nippon Shinyaku Co. Ltd.	18,300	776,148

Nissan Chemical Corp.	70,268	2,994,366

Nomura Research Institute Ltd.	121,200	3,161,880

NSD Co. Ltd.	36,300	689,876

Obic Co. Ltd.(a)	15,200	2,310,685

Open House Group Co. Ltd.	68,200	2,318,960

Oracle Corp.(a)	51,800	3,853,108

Osaka Gas Co. Ltd.	203,300	3,354,161

Persol Holdings Co. Ltd.	755,000	1,231,476

Recruit Holdings Co. Ltd.	145,400	4,490,860

Relo Group, Inc.	52,800	572,671

Sega Sammy Holdings, Inc.	101,300	1,872,921

Seria Co. Ltd.	36,000	531,225

Shinko Electric Industries Co. Ltd.(a)	48,700	1,900,352

SUMCO Corp.	244,200	3,189,451

Systena Corp.	100,300	180,806

Taiheiyo Cement Corp.	95,100	1,688,826

Taiyo Yuden Co. Ltd.(a)	42,300	1,147,748

TechnoPro Holdings, Inc.	54,600	1,190,242

Terumo Corp.	82,600	2,193,626

TIS, Inc.	50,500	1,114,401

Unicharm Corp.	92,500	3,279,729

West Holdings Corp.	6,600	142,195

Workman Co. Ltd.(a)	20,200	615,239

ZOZO, Inc.(a)	97,900	1,799,234

Total Japan		133,199,372

Netherlands – 5.5%

ASM International NV	7,899	3,324,319

ASML Holding NV	70,537	41,754,176

BE Semiconductor Industries NV	85,939	8,461,876

Corbion NV	33,382	666,573

Koninklijke KPN NV	3,733,342	12,328,396

SBM Offshore NV(a)	211,383	2,781,856

Universal Music Group NV(a)	625,543	16,378,523

Wolters Kluwer NV	68,116	8,268,308

Total Netherlands		93,964,027

Norway – 0.6%

Kongsberg Gruppen ASA	24,217	1,004,106

Leroy Seafood Group ASA	477,652	2,014,597

Salmar ASA	112,336	5,736,702

TOMRA Systems ASA	52,399	601,506

Total Norway		9,356,911

Portugal – 0.5%

Jeronimo Martins SGPS SA	363,920	8,191,485

Singapore – 1.0%

Kenon Holdings Ltd.	85,822	1,983,803

Singapore Exchange Ltd.	691,100	4,936,790

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2023

Investments	Shares	Value

Singapore Technologies Engineering Ltd.	2,931,840	$8,398,780

StarHub Ltd.	2,180,400	1,773,202

Total Singapore		17,092,575

Spain – 4.8%

CIE Automotive SA	38,110	1,034,547

Industria de Diseno Textil SA	2,068,896	77,300,759

Laboratorios Farmaceuticos Rovi SA	19,412	1,055,369

Viscofan SA	27,656	1,692,430

Total Spain		81,083,105

Sweden – 5.5%

AAK AB(a)	104,034	1,886,443

AddTech AB, Class B	83,428	1,345,390

Alfa Laval AB	164,465	5,688,955

Assa Abloy AB, Class B	306,547	6,721,111

Atlas Copco AB, Class A	965,312	13,083,540

Atlas Copco AB, Class B	356,698	4,209,116

Avanza Bank Holding AB(a)	117,734	2,052,505

Beijer Ref AB(a)	42,190	448,532

Bilia AB, Class A	69,810	684,336

Elekta AB, Class B	255,206	1,748,166

Epiroc AB, Class A	168,029	3,216,991

Epiroc AB, Class B	183,592	2,960,671

Essity AB, Class B	296,866	6,446,005

Evolution AB(b)	55,236	5,625,183

HMS Networks AB	10,023	369,029

Husqvarna AB, Class B(a)	346,039	2,667,229

Instalco AB	103,489	309,585

Investment AB Latour, Class B(a)	202,981	3,601,240

Lagercrantz Group AB, Class B	52,301	534,362

Loomis AB	44,202	1,198,607

Nibe Industrier AB, Class B	147,747	976,440

Nolato AB, Class B	164,800	679,878

Nordnet AB publ	120,946	1,607,537

Paradox Interactive AB	11,591	244,960

Sagax AB, Class B	66,272	1,271,857

Sandvik AB	523,764	9,719,153

Securitas AB, Class B(a)	397,837	3,173,409

Telefonaktiebolaget LM Ericsson, Class B(a)	2,205,572	10,826,674

Total Sweden		93,296,904

Switzerland – 18.3%

ABB Ltd., Registered Shares	895,563	32,110,261

Coca-Cola HBC AG	172,366	4,731,475

Comet Holding AG, Registered Shares	5,682	1,269,568

Geberit AG, Registered Shares	16,673	8,365,661

Givaudan SA, Registered Shares	3,121	10,214,554

Logitech International SA, Registered Shares	53,846	3,724,721

Lonza Group AG, Registered Shares	5,793	2,695,125

Nestle SA, Registered Shares	585,039	66,344,497

Novartis AG, Registered Shares	782,254	80,269,111

Partners Group Holding AG	15,021	16,986,472

Roche Holding AG	156,915	42,959,512

Roche Holding AG, Bearer Shares	22,174	6,530,035

Schindler Holding AG, Participation Certificate	16,035	3,207,701

Schindler Holding AG, Registered Shares	24,501	4,735,217

SGS SA, Registered Shares	105,563	8,887,694

Sika AG, Registered Shares	31,488	8,023,451

Sonova Holding AG, Registered Shares	14,775	3,516,088

Stadler Rail AG(a)	48,515	1,896,476

Straumann Holding AG, Registered Shares(a)	12,445	1,594,397

Sulzer AG, Registered Shares	31,704	3,037,665

Temenos AG, Registered Shares(a)	17,088	1,203,333

Total Switzerland		312,303,014

United Kingdom – 13.0%

Airtel Africa PLC(b)	2,232,776	3,422,869

AJ Bell PLC	283,307	948,848

Ashtead Group PLC	117,995	7,203,818

Auto Trader Group PLC(b)	241,308	1,819,007

Burberry Group PLC	156,736	3,651,038

Compass Group PLC	397,827	9,711,352

Diageo PLC	718,905	26,622,114

Drax Group PLC	261,115	1,398,472

EMIS Group PLC	15,689	369,963

Fevertree Drinks PLC	37,851	554,388

Fresnillo PLC	395,991	2,664,097

Games Workshop Group PLC	26,243	3,385,665

Gamma Communications PLC	24,372	324,840

Greggs PLC	52,966	1,582,574

Halma PLC	52,803	1,249,338

Hargreaves Lansdown PLC(a)	410,022	3,869,497

IMI PLC	112,413	2,151,385

Imperial Brands PLC(a)	1,016,596	20,684,234

Intertek Group PLC	75,821	3,805,380

Kainos Group PLC	42,614	597,624

RELX PLC	721,066	24,422,688

Rentokil Initial PLC	446,840	3,327,972

Rightmove PLC	213,650	1,466,051

Rotork PLC	430,991	1,644,420

RS Group PLC	134,116	1,203,815

Sage Group PLC	451,453	5,449,596

Smith & Nephew PLC	401,057	5,007,687

Spectris PLC	43,691	1,809,920

Spirax-Sarco Engineering PLC	15,805	1,837,640

Tate & Lyle PLC	194,054	1,623,624

Unilever PLC	1,533,457	76,026,846

Victrex PLC	56,875	975,334

Total United Kingdom		220,812,096

United States – 4.1%

GSK PLC	3,863,055	70,348,553
TOTAL COMMON STOCKS (Cost: $1,507,776,157)		1,690,493,012

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2023

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $868,179)	30,222	$967,708

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%

United States – 3.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $53,337,819)	53,337,819	53,337,819

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $1,561,982,155)		1,744,798,539

Other Assets less Liabilities – (2.4)%		(40,479,981)

NET ASSETS – 100.0%		$1,704,318,558
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $73,748,003 and the total market value of the collateral held by the Fund was $77,606,289. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,268,470.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,023,619	$—	$—	$—	$(55,911)	$967,708	$10,275

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2023	1,400,000	NOK	131,403	USD	$166	$—
Bank of Montreal	10/4/2023	1,791,462	USD	1,577,379	CHF	66,994	—
Bank of Montreal	10/4/2023	499,328	USD	3,423,140	DKK	13,283	—
Bank of Montreal	10/4/2023	3,616,572	USD	3,327,582	EUR	93,353	—
Bank of Montreal	10/4/2023	1,711,782	USD	1,350,693	GBP	63,185	—
Bank of Montreal	10/4/2023	34,574	USD	131,180	ILS	115	—
Bank of Montreal	10/4/2023	779,829	USD	113,002,532	JPY	22,446	—
Bank of Montreal	10/4/2023	52,001	USD	552,648	NOK	63	—
Bank of Montreal	10/4/2023	540,375	USD	5,908,737	SEK	—	(3,518)
Bank of Montreal	10/4/2023	82,417	USD	111,165	SGD	968	—
Bank of Montreal	10/5/2023	539,961	USD	832,796	AUD	2,455	—
Bank of Montreal	10/5/2023	342,247	USD	2,680,107	HKD	35	—
Barclays Bank PLC	10/4/2023	77,032,873	USD	67,828,754	CHF	2,879,145	—
Barclays Bank PLC	10/4/2023	1,433,170	USD	1,276,527	CHF	37,608	—
Barclays Bank PLC	10/4/2023	21,471,091	USD	147,199,337	DKK	570,535	—
Barclays Bank PLC	10/4/2023	155,512,574	USD	143,082,168	EUR	4,018,213	—
Barclays Bank PLC	10/4/2023	2,893,257	USD	2,699,714	EUR	34,819	—
Barclays Bank PLC	10/4/2023	73,606,613	USD	58,081,489	GBP	2,714,865	—
Barclays Bank PLC	10/4/2023	1,486,680	USD	5,640,266	ILS	5,052	—
Barclays Bank PLC	10/4/2023	33,532,636	USD	4,859,314,880	JPY	963,773	—
Barclays Bank PLC	10/4/2023	2,236,023	USD	23,764,354	NOK	2,646	—
Barclays Bank PLC	10/4/2023	41,600	USD	445,286	NOK	—	(248)
Barclays Bank PLC	10/4/2023	23,236,117	USD	254,074,833	SEK	—	(151,211)

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	10/4/2023	432,300	USD	4,809,544	SEK	$—	$(10,414)
Barclays Bank PLC	10/4/2023	3,543,914	USD	4,779,858	SGD	41,777	—
Barclays Bank PLC	10/5/2023	23,218,318	USD	35,811,450	AUD	104,799	—
Barclays Bank PLC	10/5/2023	14,716,614	USD	115,235,091	HKD	2,714	—
Barclays Bank PLC	10/5/2023	273,797	USD	2,144,562	HKD	—	(33)
Citibank NA	10/3/2023	13,590,000	EUR	14,383,520	USD	4,893	—
Citibank NA	10/4/2023	77,032,872	USD	67,827,213	CHF	2,880,829	—
Citibank NA	10/4/2023	21,471,093	USD	147,195,486	DKK	571,083	—
Citibank NA	10/4/2023	399,462	USD	2,779,399	DKK	4,820	—
Citibank NA	10/4/2023	155,512,573	USD	143,082,167	EUR	4,018,213	—
Citibank NA	10/4/2023	73,606,614	USD	58,081,352	GBP	2,715,032	—
Citibank NA	10/4/2023	1,369,425	USD	1,097,476	GBP	29,893	—
Citibank NA	10/4/2023	1,486,681	USD	5,640,616	ILS	4,961	—
Citibank NA	10/4/2023	27,659	USD	106,246	ILS	—	(250)
Citibank NA	10/4/2023	33,532,638	USD	4,859,298,404	JPY	963,885	—
Citibank NA	10/4/2023	623,863	USD	91,426,062	JPY	11,093	—
Citibank NA	10/4/2023	2,236,025	USD	23,763,481	NOK	2,730	—
Citibank NA	10/4/2023	23,236,119	USD	254,074,391	SEK	—	(151,168)
Citibank NA	10/4/2023	3,543,913	USD	4,779,963	SGD	41,700	—
Citibank NA	10/4/2023	65,933	USD	89,897	SGD	66	—
Citibank NA	10/5/2023	23,218,317	USD	35,811,228	AUD	104,942	—
Citibank NA	10/5/2023	431,969	USD	676,836	AUD	—	(4,876)
Citibank NA	10/5/2023	14,716,613	USD	115,243,913	HKD	1,587	—
Deutsche Bank AG	10/3/2023	22,480,000	DKK	3,190,870	USD	861	—
Deutsche Bank AG	10/3/2023	6,620,000	GBP	8,086,462	USD	—	(6,424)
Deutsche Bank AG	10/3/2023	462,000,000	JPY	3,092,411	USD	3,585	—
Goldman Sachs	10/4/2023	72,018,766	CHF	78,734,762	USD	—	(307)
Goldman Sachs	10/4/2023	154,561,174	DKK	21,945,454	USD	396	—
Goldman Sachs	10/4/2023	150,119,773	EUR	158,948,317	USD	—	(2,591)
Goldman Sachs	10/4/2023	61,638,649	GBP	75,232,807	USD	657	—
Goldman Sachs	10/4/2023	5,784,586	ILS	1,519,525	USD	14	—
Goldman Sachs	10/4/2023	5,113,650,303	JPY	34,273,474	USD	36	—
Goldman Sachs	10/4/2023	24,318,411	NOK	2,285,424	USD	23	—
Goldman Sachs	10/4/2023	258,012,101	SEK	23,749,474	USD	275	—
Goldman Sachs	10/4/2023	4,943,819	SGD	3,622,209	USD	60	—
Goldman Sachs	10/5/2023	36,769,080	AUD	23,731,279	USD	316	—
Goldman Sachs	10/5/2023	117,802,021	HKD	15,041,746	USD	—	(85)
Goldman Sachs	11/3/2023	23,389,080	USD	36,202,420	AUD	—	(510)
Goldman Sachs	11/3/2023	77,200,905	USD	70,391,862	CHF	339	—
Goldman Sachs	11/3/2023	21,622,855	USD	152,062,079	DKK	—	(1,768)
Goldman Sachs	11/3/2023	148,230,101	USD	139,825,208	EUR	1,393	—
Goldman Sachs	11/3/2023	74,460,990	USD	60,995,201	GBP	—	(894)
Goldman Sachs	11/3/2023	14,593,140	USD	114,222,039	HKD	—	(122)
Goldman Sachs	11/3/2023	1,533,428	USD	5,829,692	ILS	—	(56)
Goldman Sachs	11/3/2023	2,363,378	USD	25,127,567	NOK	—	(62)
Goldman Sachs	11/3/2023	23,066,815	USD	250,293,581	SEK	—	(542)
Goldman Sachs	11/3/2023	3,758,236	USD	5,122,712	SGD	—	(63)
Goldman Sachs	11/6/2023	33,554,430	USD	4,980,088,102	JPY	—	(362)
HSBC Holdings PLC	10/4/2023	72,018,528	CHF	78,734,761	USD	—	(566)
HSBC Holdings PLC	10/4/2023	154,558,914	DKK	21,945,454	USD	75	—
HSBC Holdings PLC	10/4/2023	150,120,623	EUR	158,948,316	USD	—	(1,690)
HSBC Holdings PLC	10/4/2023	61,638,649	GBP	75,232,806	USD	657	—
HSBC Holdings PLC	10/4/2023	5,784,568	ILS	1,519,526	USD	8	—
HSBC Holdings PLC	10/4/2023	5,113,681,298	JPY	34,273,475	USD	243	—

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/4/2023	24,318,277	NOK	2,285,425	USD	$9	$—
HSBC Holdings PLC	10/4/2023	258,010,853	SEK	23,749,475	USD	159	—
HSBC Holdings PLC	10/4/2023	4,943,750	SGD	3,622,209	USD	9	—
HSBC Holdings PLC	10/4/2023	77,032,872	USD	67,827,367	CHF	2,880,661	—
HSBC Holdings PLC	10/4/2023	21,471,093	USD	147,194,219	DKK	571,263	—
HSBC Holdings PLC	10/4/2023	155,512,573	USD	143,082,035	EUR	4,018,352	—
HSBC Holdings PLC	10/4/2023	73,606,614	USD	58,081,307	GBP	2,715,088	—
HSBC Holdings PLC	10/4/2023	1,486,681	USD	5,641,601	ILS	4,703	—
HSBC Holdings PLC	10/4/2023	33,532,638	USD	4,859,298,404	JPY	963,885	—
HSBC Holdings PLC	10/4/2023	2,236,025	USD	23,763,611	NOK	2,718	—
HSBC Holdings PLC	10/4/2023	23,236,119	USD	254,070,928	SEK	—	(150,849)
HSBC Holdings PLC	10/4/2023	3,543,913	USD	4,779,835	SGD	41,793	—
HSBC Holdings PLC	10/5/2023	36,768,855	AUD	23,731,281	USD	169	—
HSBC Holdings PLC	10/5/2023	117,799,856	HKD	15,041,748	USD	—	(364)
HSBC Holdings PLC	10/5/2023	23,218,317	USD	35,811,725	AUD	104,621	—
HSBC Holdings PLC	10/5/2023	14,716,613	USD	115,241,705	HKD	1,869	—
HSBC Holdings PLC	11/3/2023	23,389,082	USD	36,203,039	AUD	—	(909)
HSBC Holdings PLC	11/3/2023	77,200,904	USD	70,393,637	CHF	—	(1,609)
HSBC Holdings PLC	11/3/2023	21,622,854	USD	152,055,239	DKK	—	(796)
HSBC Holdings PLC	11/3/2023	148,230,100	USD	139,825,866	EUR	694	—
HSBC Holdings PLC	11/3/2023	74,460,989	USD	60,995,450	GBP	—	(1,199)
HSBC Holdings PLC	11/3/2023	14,593,139	USD	114,217,128	HKD	504	—
HSBC Holdings PLC	11/3/2023	1,533,430	USD	5,829,760	ILS	—	(72)
HSBC Holdings PLC	11/3/2023	2,363,380	USD	25,127,385	NOK	—	(43)
HSBC Holdings PLC	11/3/2023	23,066,817	USD	250,293,602	SEK	—	(542)
HSBC Holdings PLC	11/3/2023	3,758,236	USD	5,122,641	SGD	—	(11)
HSBC Holdings PLC	11/6/2023	33,554,430	USD	4,980,091,458	JPY	—	(384)
JP Morgan Chase Bank NA	10/4/2023	72,018,402	CHF	78,734,761	USD	—	(703)
JP Morgan Chase Bank NA	10/4/2023	154,559,756	DKK	21,945,454	USD	194	—
JP Morgan Chase Bank NA	10/4/2023	150,121,190	EUR	158,948,316	USD	—	(1,089)
JP Morgan Chase Bank NA	10/4/2023	61,638,578	GBP	75,232,806	USD	571	—
JP Morgan Chase Bank NA	10/4/2023	5,784,590	ILS	1,519,526	USD	14	—
JP Morgan Chase Bank NA	10/4/2023	5,113,688,153	JPY	34,273,475	USD	289	—
JP Morgan Chase Bank NA	10/4/2023	24,318,407	NOK	2,285,425	USD	22	—
JP Morgan Chase Bank NA	10/4/2023	258,011,620	SEK	23,749,475	USD	230	—
JP Morgan Chase Bank NA	10/4/2023	4,943,757	SGD	3,622,209	USD	15	—
JP Morgan Chase Bank NA	10/4/2023	1,433,170	USD	1,275,033	CHF	39,241	—
JP Morgan Chase Bank NA	10/4/2023	1,074,877	USD	988,191	CHF	—	(5,462)
JP Morgan Chase Bank NA	10/4/2023	399,462	USD	2,776,717	DKK	5,201	—
JP Morgan Chase Bank NA	10/4/2023	299,597	USD	2,124,546	DKK	—	(2,063)
JP Morgan Chase Bank NA	10/4/2023	2,893,257	USD	2,697,337	EUR	37,336	—
JP Morgan Chase Bank NA	10/4/2023	2,169,943	USD	2,063,866	EUR	—	(15,264)
JP Morgan Chase Bank NA	10/4/2023	1,369,425	USD	1,096,736	GBP	30,797	—
JP Morgan Chase Bank NA	10/4/2023	1,027,069	USD	846,351	GBP	—	(5,951)
JP Morgan Chase Bank NA	10/4/2023	27,659	USD	106,241	ILS	—	(249)
JP Morgan Chase Bank NA	10/4/2023	20,744	USD	79,655	ILS	—	(180)
JP Morgan Chase Bank NA	10/4/2023	623,863	USD	91,797,067	JPY	8,606	—
JP Morgan Chase Bank NA	10/4/2023	467,897	USD	69,871,859	JPY	—	(409)
JP Morgan Chase Bank NA	10/4/2023	41,600	USD	443,244	NOK	—	(56)
JP Morgan Chase Bank NA	10/4/2023	31,200	USD	335,434	NOK	—	(324)
JP Morgan Chase Bank NA	10/4/2023	432,300	USD	4,792,245	SEK	—	(8,821)
JP Morgan Chase Bank NA	10/4/2023	324,225	USD	3,569,455	SEK	—	(4,340)
JP Morgan Chase Bank NA	10/4/2023	65,933	USD	89,904	SGD	62	—
JP Morgan Chase Bank NA	10/4/2023	49,450	USD	67,801	SGD	—	(227)

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	10/5/2023	36,769,055	AUD	23,731,281	USD	$297	$—
JP Morgan Chase Bank NA	10/5/2023	117,802,390	HKD	15,041,748	USD	—	(40)
JP Morgan Chase Bank NA	10/5/2023	431,969	USD	675,199	AUD	—	(3,820)
JP Morgan Chase Bank NA	10/5/2023	323,977	USD	507,938	AUD	—	(3,857)
JP Morgan Chase Bank NA	10/5/2023	273,797	USD	2,145,024	HKD	—	(92)
JP Morgan Chase Bank NA	10/5/2023	205,348	USD	1,606,332	HKD	242	—
JP Morgan Chase Bank NA	11/3/2023	23,389,082	USD	36,202,966	AUD	—	(862)
JP Morgan Chase Bank NA	11/3/2023	77,200,904	USD	70,391,977	CHF	212	—
JP Morgan Chase Bank NA	11/3/2023	21,622,854	USD	152,054,967	DKK	—	(758)
JP Morgan Chase Bank NA	11/3/2023	148,230,100	USD	139,825,866	EUR	694	—
JP Morgan Chase Bank NA	11/3/2023	74,460,989	USD	60,995,001	GBP	—	(650)
JP Morgan Chase Bank NA	11/3/2023	14,593,139	USD	114,226,002	HKD	—	(630)
JP Morgan Chase Bank NA	11/3/2023	1,533,430	USD	5,829,852	ILS	—	(96)
JP Morgan Chase Bank NA	11/3/2023	2,363,380	USD	25,127,310	NOK	—	(36)
JP Morgan Chase Bank NA	11/3/2023	23,066,817	USD	250,292,564	SEK	—	(446)
JP Morgan Chase Bank NA	11/3/2023	3,758,236	USD	5,122,671	SGD	—	(33)
JP Morgan Chase Bank NA	11/6/2023	33,554,430	USD	4,980,111,590	JPY	—	(520)
Morgan Stanley & Co. International	10/4/2023	72,018,371	CHF	78,734,761	USD	—	(738)
Morgan Stanley & Co. International	10/4/2023	154,556,039	DKK	21,945,454	USD	—	(334)
Morgan Stanley & Co. International	10/4/2023	150,121,048	EUR	158,948,316	USD	—	(1,239)
Morgan Stanley & Co. International	10/4/2023	61,638,649	GBP	75,232,806	USD	657	—
Morgan Stanley & Co. International	10/4/2023	5,784,529	ILS	1,519,526	USD	—	(2)
Morgan Stanley & Co. International	10/4/2023	5,113,684,452	JPY	34,273,475	USD	264	—
Morgan Stanley & Co. International	10/4/2023	24,318,049	NOK	2,285,425	USD	—	(12)
Morgan Stanley & Co. International	10/4/2023	258,006,008	SEK	23,749,475	USD	—	(287)
Morgan Stanley & Co. International	10/4/2023	4,943,743	SGD	3,622,209	USD	4	—
Morgan Stanley & Co. International	10/4/2023	77,032,872	USD	67,835,840	CHF	2,871,397	—
Morgan Stanley & Co. International	10/4/2023	1,074,877	USD	960,317	CHF	25,012	—
Morgan Stanley & Co. International	10/4/2023	21,471,093	USD	147,208,369	DKK	569,254	—
Morgan Stanley & Co. International	10/4/2023	299,597	USD	2,082,005	DKK	3,977	—
Morgan Stanley & Co. International	10/4/2023	155,512,573	USD	143,088,091	EUR	4,011,941	—
Morgan Stanley & Co. International	10/4/2023	2,169,943	USD	2,023,280	EUR	27,709	—
Morgan Stanley & Co. International	10/4/2023	73,606,614	USD	58,081,352	GBP	2,715,032	—
Morgan Stanley & Co. International	10/4/2023	1,027,069	USD	828,346	GBP	16,025	—
Morgan Stanley & Co. International	10/4/2023	1,486,681	USD	5,640,530	ILS	4,984	—
Morgan Stanley & Co. International	10/4/2023	20,744	USD	78,936	ILS	9	—
Morgan Stanley & Co. International	10/4/2023	33,532,638	USD	4,859,268,425	JPY	964,086	—
Morgan Stanley & Co. International	10/4/2023	467,897	USD	68,968,428	JPY	5,646	—
Morgan Stanley & Co. International	10/4/2023	2,236,025	USD	23,763,119	NOK	2,764	—
Morgan Stanley & Co. International	10/4/2023	31,200	USD	333,813	NOK	—	(172)
Morgan Stanley & Co. International	10/4/2023	23,236,119	USD	254,073,229	SEK	—	(151,061)
Morgan Stanley & Co. International	10/4/2023	324,225	USD	3,582,242	SEK	—	(5,517)
Morgan Stanley & Co. International	10/4/2023	3,543,913	USD	4,779,909	SGD	41,738	—
Morgan Stanley & Co. International	10/4/2023	49,450	USD	67,271	SGD	162	—
Morgan Stanley & Co. International	10/5/2023	36,768,855	AUD	23,731,281	USD	169	—
Morgan Stanley & Co. International	10/5/2023	117,800,517	HKD	15,041,748	USD	—	(279)
Morgan Stanley & Co. International	10/5/2023	23,218,317	USD	35,811,394	AUD	104,835	—
Morgan Stanley & Co. International	10/5/2023	323,977	USD	498,405	AUD	2,295	—
Morgan Stanley & Co. International	10/5/2023	14,716,613	USD	115,239,498	HKD	2,151	—
Morgan Stanley & Co. International	10/5/2023	205,348	USD	1,606,618	HKD	205	—
Morgan Stanley & Co. International	11/3/2023	23,389,082	USD	36,203,039	AUD	—	(909)
Morgan Stanley & Co. International	11/3/2023	77,200,904	USD	70,391,861	CHF	339	—
Morgan Stanley & Co. International	11/3/2023	21,622,854	USD	152,053,574	DKK	—	(560)
Morgan Stanley & Co. International	11/3/2023	148,230,100	USD	139,826,394	EUR	134	—

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	11/3/2023	74,460,989	USD	60,995,500	GBP	$—	$(1,260)
Morgan Stanley & Co. International	11/3/2023	14,593,139	USD	114,220,090	HKD	126	—
Morgan Stanley & Co. International	11/3/2023	1,533,430	USD	5,829,767	ILS	—	(73)
Morgan Stanley & Co. International	11/3/2023	2,363,380	USD	25,127,414	NOK	—	(46)
Morgan Stanley & Co. International	11/3/2023	23,066,817	USD	250,288,735	SEK	—	(94)
Morgan Stanley & Co. International	11/3/2023	3,758,236	USD	5,122,682	SGD	—	(41)
Morgan Stanley & Co. International	11/6/2023	33,554,430	USD	4,980,099,578	JPY	—	(439)
Royal Bank of Canada	10/3/2023	2,900,000	AUD	1,869,798	USD	1,861	—
UBS AG	10/3/2023	5,740,000	CHF	6,280,527	USD	—	(5,932)
UBS AG	10/3/2023	25,120,000	SEK	2,305,812	USD	6,370	—
						$45,813,340	$(720,511)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,690,493,012	$—	$—	$1,690,493,012
Exchange-Traded Fund	967,708	—	—	967,708
Investment of Cash Collateral for Securities Loaned	—	53,337,819	—	53,337,819
Total Investments in Securities	$1,691,460,720	$53,337,819	$—	$1,744,798,539
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$45,813,340	$—	$45,813,340
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(720,511)	$—	$(720,511)
Total – Net	$1,691,460,720	$98,430,648	$—	$1,789,891,368

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 98.5%

Japan – 98.5%

Air Freight & Logistics – 0.4%

Mitsui-Soko Holdings Co. Ltd.	56,500	$1,629,972

NIPPON EXPRESS HOLDINGS, Inc.	79,600	4,162,297

SG Holdings Co. Ltd.	465,700	5,976,314

Total Air Freight & Logistics		11,768,583

Automobile Components – 4.8%

Aisan Industry Co. Ltd.	120,900	1,083,219

Aisin Corp.(a)	394,808	14,948,334

Bridgestone Corp.	704,985	27,537,997

Daikyonishikawa Corp.	85,400	460,694

Denso Corp.	2,305,916	37,101,721

Eagle Industry Co. Ltd.	121,800	1,382,672

Exedy Corp.	128,500	2,250,957

FuKoKu Co. Ltd.	57,800	556,600

Furukawa Battery Co. Ltd.	15,000	98,006

Futaba Industrial Co. Ltd.	130,400	668,494

H-One Co. Ltd.	54,600	320,154

JTEKT Corp.	249,578	2,359,890

KYB Corp.	49,600	1,607,076

Musashi Seimitsu Industry Co. Ltd.	95,100	1,035,601

NHK Spring Co. Ltd.	409,900	3,142,406

Nifco, Inc.	60,190	1,560,564

Niterra Co. Ltd.	480,864	10,904,632

NOK Corp.	243,500	3,239,868

Pacific Industrial Co. Ltd.	128,500	1,233,979

Piolax, Inc.	54,800	840,224

Press Kogyo Co. Ltd.	332,800	1,536,600

Riken Corp.*	25,600	638,177

Sanoh Industrial Co. Ltd.	100,700	672,121

Seiren Co. Ltd.(a)	49,510	777,363

Shoei Co. Ltd.(a)	55,900	857,464

Stanley Electric Co. Ltd.	95,507	1,512,047

Sumitomo Electric Industries Ltd.	790,483	9,543,006

Sumitomo Riko Co. Ltd.	93,800	702,753

Sumitomo Rubber Industries Ltd.	280,491	3,103,305

Suncall Corp.(a)	71,700	235,436

Tachi-S Co. Ltd.	90,400	1,031,066

Tokai Rika Co. Ltd.	122,814	1,929,141

Topre Corp.(a)	55,000	625,465

Toyo Tire Corp.	229,700	3,543,437

Toyoda Gosei Co. Ltd.	94,400	2,031,917

Toyota Boshoku Corp.	223,836	4,088,973

TPR Co. Ltd.	53,194	650,555

TS Tech Co. Ltd.	155,364	1,765,772

Yokohama Rubber Co. Ltd.	143,700	2,996,779

Total Automobile Components		150,574,465

Automobiles – 9.3%

Honda Motor Co. Ltd.	6,103,141	68,791,980

Isuzu Motors Ltd.(a)	1,003,400	12,644,622

Mazda Motor Corp.	732,200	8,324,190

Nissan Motor Co. Ltd.	1,452,200	6,425,784

Subaru Corp.	586,067	11,413,039

Suzuki Motor Corp.	288,936	11,648,443

Toyota Motor Corp.	8,980,750	161,138,939

Yamaha Motor Co. Ltd.	436,900	11,509,157

Total Automobiles		291,896,154

Banks – 10.0%

Mitsubishi UFJ Financial Group, Inc.	17,287,022	146,949,823

Mizuho Financial Group, Inc.	3,733,264	63,569,937

Sumitomo Mitsui Financial Group, Inc.	2,124,100	104,578,742

Total Banks		315,098,502

Beverages – 1.0%

Asahi Group Holdings Ltd.	394,900	14,793,037

Kirin Holdings Co. Ltd.	822,245	11,532,644

Suntory Beverage & Food Ltd.	141,100	4,302,262

Takara Holdings, Inc.	217,700	1,752,104

Total Beverages		32,380,047

Biotechnology – 0.0%

Takara Bio, Inc.	72,900	675,629

Broadline Retail – 0.1%

Ryohin Keikaku Co. Ltd.	236,800	3,071,378

Building Products – 0.9%

AGC, Inc.	278,247	9,778,035

Central Glass Co. Ltd.(a)	49,500	983,532

Daikin Industries Ltd.	76,749	12,073,599

Nihon Flush Co. Ltd.	17,600	104,261

Noritz Corp.	49,500	526,098

Okabe Co. Ltd.	78,700	396,071

Sanwa Holdings Corp.	214,231	2,854,021

TOTO Ltd.	92,800	2,402,321

Total Building Products		29,117,938

Capital Markets – 1.0%

Monex Group, Inc.(a)	262,300	980,824

Nomura Holdings, Inc.	4,045,100	16,240,036

SBI Holdings, Inc.(a)	697,100	14,705,785

Sparx Group Co. Ltd.	67,000	676,623

Total Capital Markets		32,603,268

Chemicals – 6.7%

ADEKA Corp.	120,200	2,059,248

Aica Kogyo Co. Ltd.	80,100	1,791,213

Arakawa Chemical Industries Ltd.(a)	78,700	536,357

Asahi Kasei Corp.	1,481,496	9,331,266

C Uyemura & Co. Ltd.	25,100	1,586,149

Chugoku Marine Paints Ltd.(a)	79,300	720,064

Daicel Corp.	396,842	3,326,851

Denka Co. Ltd.	122,515	2,219,186

DIC Corp.	122,953	2,000,947

Fujimi, Inc.	117,200	2,360,101

Fuso Chemical Co. Ltd.	20,800	547,790

Ishihara Sangyo Kaisha Ltd.	72,300	717,549

JCU Corp.	13,700	285,522

JSP Corp.	49,500	677,691

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2023

Investments	Shares	Value

Kaneka Corp.	63,200	$1,644,111

Kansai Paint Co. Ltd.	124,000	1,776,177

KH Neochem Co. Ltd.	56,700	872,015

Kumiai Chemical Industry Co. Ltd.	128,700	955,601

Kuraray Co. Ltd.	639,537	7,590,015

Kureha Corp.	19,700	1,098,368

Lintec Corp.	165,347	2,650,981

MEC Co. Ltd.(a)	10,100	250,427

Mitsubishi Chemical Group Corp.	2,032,363	12,839,059

Mitsubishi Gas Chemical Co., Inc.(a)	266,782	3,597,914

Mitsui Chemicals, Inc.	261,415	6,791,797

Nihon Nohyaku Co. Ltd.(a)	74,500	328,005

Nihon Parkerizing Co. Ltd.	144,400	1,070,239

Nippon Kayaku Co. Ltd.	288,500	2,415,686

Nippon Pillar Packing Co. Ltd.	56,000	1,465,438

Nippon Sanso Holdings Corp.	201,953	4,797,610

Nippon Shokubai Co. Ltd.	65,800	2,394,331

Nippon Soda Co. Ltd.	60,500	2,229,854

Nissan Chemical Corp.	134,753	5,742,297

Nitto Denko Corp.(a)	188,474	12,387,690

NOF Corp.	70,900	2,839,326

Osaka Soda Co. Ltd.(a)	26,300	1,136,773

Resonac Holdings Corp.(a)	172,500	2,895,711

Riken Technos Corp.	120,600	577,846

Sanyo Chemical Industries Ltd.	48,800	1,339,159

Shin-Etsu Chemical Co. Ltd.	1,954,495	56,883,041

Shin-Etsu Polymer Co. Ltd.	127,100	1,139,620

Sumitomo Bakelite Co. Ltd.	49,500	2,163,770

Sumitomo Chemical Co. Ltd.	2,538,685	6,924,073

T Hasegawa Co. Ltd.(a)	49,600	1,013,771

Taiyo Holdings Co. Ltd.	94,852	1,629,757

Teijin Ltd.	219,600	2,138,240

Tokai Carbon Co. Ltd.	196,000	1,538,053

Tokuyama Corp.	78,300	1,233,071

Tokyo Ohka Kogyo Co. Ltd.	52,300	3,117,848

Toray Industries, Inc.	1,162,818	6,062,472

Tosoh Corp.	777,307	9,990,785

Toyo Ink SC Holdings Co. Ltd.	92,800	1,453,955

Toyobo Co. Ltd.	161,951	1,169,390

UBE Corp.	159,400	2,693,430

Valqua Ltd.	54,200	1,503,689

Zeon Corp.(a)	170,300	1,783,742

Total Chemicals		212,285,071

Commercial Services & Supplies – 0.2%

Dai Nippon Printing Co. Ltd.	187,300	4,882,540

Inui Global Logistics Co. Ltd.(a)	120,700	1,069,294

Pilot Corp.	23,600	811,470

Sato Holdings Corp.(a)	46,600	659,223

Total Commercial Services & Supplies		7,422,527

Construction & Engineering – 0.7%

Integrated Design & Engineering Holdings Co. Ltd.	17,600	421,645

JGC Holdings Corp.	100,600	1,401,894

Kajima Corp.	610,300	9,952,522

Obayashi Corp.	737,400	6,505,526

Penta-Ocean Construction Co. Ltd.	222,200	1,324,043

Taikisha Ltd.	57,100	1,729,549

Total Construction & Engineering		21,335,179

Construction Materials – 0.1%

Taiheiyo Cement Corp.	130,100	2,310,370

Consumer Staples Distribution & Retail – 0.6%

Seven & I Holdings Co. Ltd.	482,324	18,924,490

Containers & Packaging – 0.2%

Fuji Seal International, Inc.	49,700	593,502

Toyo Seikan Group Holdings Ltd.	375,500	6,158,729

Total Containers & Packaging		6,752,231

Diversified Consumer Services – 0.0%

Aucnet, Inc.	12,200	146,588

Electrical Equipment – 1.0%

Daihen Corp.	30,200	1,024,037

Fuji Electric Co. Ltd.	70,273	3,176,825

Fujikura Ltd.(a)	129,100	1,039,462

Furukawa Electric Co. Ltd.(a)	57,281	914,346

GS Yuasa Corp.	62,484	1,115,060

Idec Corp.	49,700	988,505

Mabuchi Motor Co. Ltd.	53,100	1,590,598

Mitsubishi Electric Corp.	1,648,514	20,426,218

Nippon Carbon Co. Ltd.	31,300	955,413

Sanyo Denki Co. Ltd.	13,600	623,381

Sinfonia Technology Co. Ltd.	49,400	532,649

Total Electrical Equipment		32,386,494

Electronic Equipment, Instruments & Components – 3.3%

A&D HOLON Holdings Co. Ltd.(a)	48,800	556,593

Ai Holdings Corp.	68,300	1,083,829

Alps Alpine Co. Ltd.(a)	190,600	1,657,253

Amano Corp.	66,333	1,458,904

Anritsu Corp.(a)	92,700	663,141

Azbil Corp.	66,400	2,037,053

Canon Electronics, Inc.	54,500	690,632

Citizen Watch Co. Ltd.(a)	486,900	3,001,829

Dexerials Corp.(a)	56,800	1,404,537

Elematec Corp.	116,000	1,438,097

Hakuto Co. Ltd.(a)	57,519	1,954,239

Hamamatsu Photonics KK	86,700	3,659,731

Hioki EE Corp.	10,500	508,728

Hirose Electric Co. Ltd.	45,860	5,322,803

Horiba Ltd.	44,500	2,413,691

Ibiden Co. Ltd.	41,301	2,204,196

Innotech Corp.	55,800	599,039

Iriso Electronics Co. Ltd.	6,900	194,203

Japan Aviation Electronics Industry Ltd.	87,800	1,751,587

Kaga Electronics Co. Ltd.	45,900	1,996,254

Keyence Corp.	29,540	10,986,564

Koa Corp.(a)	49,500	596,753

Macnica Holdings, Inc.	79,400	3,740,539

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2023

Investments	Shares	Value

Meiko Electronics Co. Ltd.(a)	12,900	$293,486

Murata Manufacturing Co. Ltd.	1,219,204	22,337,435

Nichicon Corp.	113,900	1,076,221

Nippon Ceramic Co. Ltd.	49,400	881,901

Nippon Electric Glass Co. Ltd.	212,860	3,974,052

Nissha Co. Ltd.	49,800	560,657

Optex Group Co. Ltd.	49,600	538,130

Osaki Electric Co. Ltd.	131,800	599,713

Restar Holdings Corp.	61,400	1,007,664

Riken Keiki Co. Ltd.(a)	16,500	666,745

Ryosan Co. Ltd.(a)	49,545	1,477,469

Sanshin Electronics Co. Ltd.(a)	49,454	721,470

Shimadzu Corp.	114,700	3,053,030

Siix Corp.	49,500	505,200

Taiyo Yuden Co. Ltd.(a)	79,200	2,148,975

TDK Corp.	247,104	9,177,084

Tokyo Electron Device Ltd.(a)	35,100	833,838

Tomen Devices Corp.(a)	11,400	369,750

Topcon Corp.	97,000	1,072,216

V Technology Co. Ltd.(a)	21,100	293,823

Yokogawa Electric Corp.	120,738	2,337,086

Total Electronic Equipment, Instruments & Components		103,846,140

Entertainment – 2.4%

Capcom Co. Ltd.	114,600	4,135,507

GungHo Online Entertainment, Inc.	49,500	783,011

Koei Tecmo Holdings Co. Ltd.	260,744	3,713,931

Konami Group Corp.(a)	104,500	5,523,146

Marvelous, Inc.	128,500	613,975

Nexon Co. Ltd.	110,200	1,974,332

Nintendo Co. Ltd.	1,279,300	53,409,543

Square Enix Holdings Co. Ltd.	110,300	3,788,155

Toei Animation Co. Ltd.(a)	7,400	655,574

Total Entertainment		74,597,174

Food Products – 1.0%

Ajinomoto Co., Inc.	220,313	8,509,862

Ariake Japan Co. Ltd.(a)	25,200	856,859

Calbee, Inc.	68,500	1,305,505

Fuji Oil Holdings, Inc.	64,000	972,491

Kagome Co. Ltd.	49,500	1,076,412

Kikkoman Corp.(a)	53,500	2,812,223

Nisshin Seifun Group, Inc.	205,100	2,618,985

Nissin Foods Holdings Co. Ltd.	60,300	5,020,791

Nissui Corp.	269,000	1,318,997

Riken Vitamin Co. Ltd.	52,700	782,951

Sakata Seed Corp.	30,300	882,248

Toyo Suisan Kaisha Ltd.	54,500	2,142,017

Yakult Honsha Co. Ltd.	137,574	3,349,347

Total Food Products		31,648,688

Ground Transportation – 0.1%

Alps Logistics Co. Ltd.	60,500	654,766

Nishi-Nippon Railroad Co. Ltd.(a)	49,400	821,485

Total Ground Transportation		1,476,251

Health Care Equipment & Supplies – 0.7%

Eiken Chemical Co. Ltd.	72,600	664,578

Hoya Corp.	82,957	8,519,457

Jeol Ltd.	18,700	558,650

Mani, Inc.	49,500	601,729

Nakanishi, Inc.	58,200	1,363,103

Nihon Kohden Corp.	49,700	1,229,636

Nipro Corp.(a)	142,400	1,153,705

Olympus Corp.	163,100	2,122,021

PHC Holdings Corp.	191,900	1,962,402

Terumo Corp.	187,112	4,969,173

Total Health Care Equipment & Supplies		23,144,454

Health Care Technology – 0.0%

M3, Inc.	72,000	1,310,451

Hotels, Restaurants & Leisure – 0.0%

Round One Corp.	147,000	551,650

Household Durables – 1.6%

Casio Computer Co. Ltd.(a)	232,657	1,954,334

Fujitsu General Ltd.(a)	44,900	844,442

JVCKenwood Corp.(a)	149,200	682,886

Nikon Corp.	305,400	3,226,424

Panasonic Holdings Corp.	2,082,870	23,477,214

Rinnai Corp.(a)	70,200	1,317,206

Sekisui Chemical Co. Ltd.	377,800	5,450,852

Sumitomo Forestry Co. Ltd.	489,600	12,487,302

Tamron Co. Ltd.	39,800	1,218,871

Toa Corp.(a)	54,900	428,972

Zojirushi Corp.(a)	58,300	696,592

Total Household Durables		51,785,095

Household Products – 0.3%

Lion Corp.	135,100	1,336,288

Pigeon Corp.	127,500	1,442,679

Unicharm Corp.	146,500	5,194,381

Total Household Products		7,973,348

Industrial Conglomerates – 1.1%

Hitachi Ltd.	538,005	33,439,413

Nisshinbo Holdings, Inc.	216,924	1,616,482

Total Industrial Conglomerates		35,055,895

Insurance – 4.9%

Dai-ichi Life Holdings, Inc.	1,093,200	22,688,158

MS&AD Insurance Group Holdings, Inc.	857,400	31,572,545

Sompo Holdings, Inc.(a)	589,200	25,400,058

Tokio Marine Holdings, Inc.	3,274,500	76,033,791

Total Insurance		155,694,552

IT Services – 0.8%

Fujitsu Ltd.	85,432	10,076,081

NEC Corp.	175,600	9,721,103

NTT Data Group Corp.	387,000	5,198,469

Total IT Services		24,995,653

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2023

Investments	Shares	Value

Leisure Products – 0.8%

Bandai Namco Holdings, Inc.	661,200	$13,478,776

GLOBERIDE, Inc.(a)	28,300	383,086

Mizuno Corp.(a)	38,900	1,235,624

Roland Corp.	29,400	807,774

Sega Sammy Holdings, Inc.	239,400	4,426,233

Shimano, Inc.	30,100	4,067,459

Tomy Co. Ltd.	121,300	1,757,417

Total Leisure Products		26,156,369

Machinery – 5.0%

Amada Co. Ltd.(a)	422,793	4,262,637

Anest Iwata Corp.	60,100	481,686

Asahi Diamond Industrial Co. Ltd.(a)	87,600	520,111

Bando Chemical Industries Ltd.	78,000	857,752

CKD Corp.	93,700	1,294,124

Daifuku Co. Ltd.	142,500	2,701,985

DMG Mori Co. Ltd.	134,000	2,283,545

Ebara Corp.	87,731	4,120,667

FANUC Corp.	685,045	17,871,538

Fujitec Co. Ltd.(a)	62,900	1,454,214

Glory Ltd.	61,900	1,236,963

Harmonic Drive Systems, Inc.(a)	15,100	335,949

Hitachi Construction Machinery Co. Ltd.	209,900	6,394,407

Hitachi Zosen Corp.	86,900	488,585

Hokuetsu Industries Co. Ltd.(a)	51,400	716,448

Hoshizaki Corp.(a)	56,138	1,954,344

IHI Corp.(a)	149,500	3,140,777

Iwaki Co. Ltd.	49,600	593,305

Japan Steel Works Ltd.	49,600	923,030

Kawasaki Heavy Industries Ltd.	90,300	2,190,558

Kitz Corp.	192,000	1,331,680

Komatsu Ltd.	1,007,506	27,296,678

Kurita Water Industries Ltd.(a)	43,800	1,530,395

Makino Milling Machine Co. Ltd.(a)	23,300	1,019,595

Max Co. Ltd.	73,000	1,341,860

Meidensha Corp.	49,400	743,855

MISUMI Group, Inc.	81,200	1,271,394

Mitsubishi Heavy Industries Ltd.	210,519	11,774,110

Mitsuboshi Belting Ltd.(a)	100,900	3,103,575

Miura Co. Ltd.	55,400	1,117,467

Nabtesco Corp.	80,000	1,445,602

Nachi-Fujikoshi Corp.	49,600	1,336,184

NGK Insulators Ltd.(a)	458,175	6,085,461

Nissei ASB Machine Co. Ltd.	7,000	213,436

Nissei Plastic Industrial Co. Ltd.	54,700	373,525

Nitta Corp.	58,600	1,303,749

Nomura Micro Science Co. Ltd.(a)	6,600	269,352

Noritake Co. Ltd.	32,600	1,358,834

NSK Ltd.	616,400	3,474,724

Obara Group, Inc.(a)	18,700	483,713

OKUMA Corp.(a)	23,200	1,022,215

Organo Corp.(a)	42,000	1,182,108

OSG Corp.	99,324	1,172,785

Shibaura Machine Co. Ltd.	17,900	494,207

SMC Corp.	28,251	12,680,529

Sodick Co. Ltd.	119,200	584,717

Star Micronics Co. Ltd.	65,300	821,802

Sumitomo Heavy Industries Ltd.	216,437	5,499,944

Takeuchi Manufacturing Co. Ltd.	49,400	1,622,114

Teikoku Electric Manufacturing Co. Ltd.	49,100	831,796

THK Co. Ltd.	97,500	1,786,003

Tocalo Co. Ltd.	120,700	1,101,648

Torishima Pump Manufacturing Co. Ltd.	49,600	632,194

Tsubaki Nakashima Co. Ltd.	69,400	363,219

Tsubakimoto Chain Co.	72,700	1,887,837

Tsugami Corp.	54,800	425,988

YAMABIKO Corp.	84,700	817,343

Yaskawa Electric Corp.(a)	109,300	3,951,573

Total Machinery		157,575,836

Marine Transportation – 3.2%

Iino Kaiun Kaisha Ltd.(a)	262,200	1,843,175

Mitsui OSK Lines Ltd.(a)	1,491,400	41,076,589

Nippon Yusen KK(a)	2,152,500	56,053,711

NS United Kaiun Kaisha Ltd.(a)	59,500	1,570,983

Total Marine Transportation		100,544,458

Media – 0.3%

Dentsu Group, Inc.	252,800	7,453,979

Hakuhodo DY Holdings, Inc.(a)	295,900	2,437,990

Total Media		9,891,969

Metals & Mining – 3.2%

ARE Holdings, Inc.(a)	114,800	1,459,377

Daido Steel Co. Ltd.(a)	67,700	2,758,812

Daiki Aluminium Industry Co. Ltd.(a)	74,100	648,515

Dowa Holdings Co. Ltd.	58,000	1,807,727

Kobe Steel Ltd.	895,900	11,701,183

Kyoei Steel Ltd.	51,200	682,781

Maruichi Steel Tube Ltd.	120,700	3,008,906

Mitsubishi Materials Corp.	117,000	1,896,619

Mitsui Mining & Smelting Co. Ltd.(a)	84,500	2,148,953

Neturen Co. Ltd.	63,600	426,628

Nippon Light Metal Holdings Co. Ltd.	120,600	1,360,159

Nippon Steel Corp.(a)	2,182,400	51,260,258

Nippon Yakin Kogyo Co. Ltd.(a)	24,610	766,048

Nittetsu Mining Co. Ltd.(a)	23,900	802,406

Sanyo Special Steel Co. Ltd.	74,900	1,478,676

Sumitomo Metal Mining Co. Ltd.	550,300	16,222,280

Toho Titanium Co. Ltd.(a)	44,600	535,887

Tokyo Steel Manufacturing Co. Ltd.(a)	166,000	1,874,418

UACJ Corp.	60,300	1,268,836

Total Metals & Mining		102,108,469

Oil, Gas & Consumable Fuels – 1.9%

ENEOS Holdings, Inc.	6,529,400	25,811,312

Idemitsu Kosan Co. Ltd.	474,300	10,927,414

Inpex Corp.	1,596,500	24,136,063

Total Oil, Gas & Consumable Fuels		60,874,789

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2023

Investments	Shares	Value

Paper & Forest Products – 0.2%

Daiken Corp.	53,400	$1,071,757

Hokuetsu Corp.(a)	144,100	1,047,737

Oji Holdings Corp.	802,000	3,380,519

Total Paper & Forest Products		5,500,013

Personal Care Products – 0.7%

Kao Corp.	362,180	13,472,683

Kose Corp.(a)	18,600	1,353,011

Rohto Pharmaceutical Co. Ltd.	93,400	2,538,026

Shiseido Co. Ltd.(a)	131,922	4,641,250

Total Personal Care Products		22,004,970

Pharmaceuticals – 6.5%

Astellas Pharma, Inc.	1,474,904	20,498,917

Chugai Pharmaceutical Co. Ltd.	1,666,100	51,627,049

Daiichi Sankyo Co. Ltd.	343,400	9,448,821

Eisai Co. Ltd.	166,100	9,243,052

Hisamitsu Pharmaceutical Co., Inc.	64,800	2,365,325

Kyowa Kirin Co. Ltd.	205,870	3,592,464

Nippon Shinyaku Co. Ltd.	33,800	1,433,541

Ono Pharmaceutical Co. Ltd.	411,700	7,912,586

Otsuka Holdings Co. Ltd.	363,300	12,934,916

Santen Pharmaceutical Co. Ltd.	382,700	3,522,456

Shionogi & Co. Ltd.	166,277	7,450,012

Sumitomo Pharma Co. Ltd.	291,200	1,045,373

Taisho Pharmaceutical Holdings Co. Ltd.(a)	54,700	2,259,113

Takeda Pharmaceutical Co. Ltd.	2,237,363	69,583,526

Towa Pharmaceutical Co. Ltd.	45,500	866,246

Total Pharmaceuticals		203,783,397

Professional Services – 0.4%

en Japan, Inc.	49,500	772,230

Open Up Group, Inc.	64,100	788,229

Persol Holdings Co. Ltd.	871,600	1,421,662

Recruit Holdings Co. Ltd.	215,700	6,662,163

Transcosmos, Inc.	94,100	2,014,739

Total Professional Services		11,659,023

Real Estate Management & Development – 0.0%

Relo Group, Inc.	75,200	815,622

Semiconductors & Semiconductor Equipment – 4.4%

Advantest Corp.(a)	444,000	12,440,033

Disco Corp.	128,600	23,768,055

Ferrotec Holdings Corp.	27,200	521,307

Furuya Metal Co. Ltd.	7,200	498,415

Micronics Japan Co. Ltd.	58,800	834,962

Mitsui High-Tec, Inc.	9,600	499,219

Optorun Co. Ltd.	29,900	368,478

Rohm Co. Ltd.	247,600	4,674,077

SCREEN Holdings Co. Ltd.(a)	109,120	5,324,193

Shibaura Mechatronics Corp.(a)	15,600	737,008

Shinko Electric Industries Co. Ltd.(a)	62,459	2,437,251

SUMCO Corp.	364,500	4,760,667

Tokyo Electron Ltd.	554,159	75,905,578

Tokyo Seimitsu Co. Ltd.	90,900	4,562,513

Ulvac, Inc.	42,400	1,532,907

Yamaichi Electronics Co. Ltd.	66,700	769,693

Total Semiconductors & Semiconductor Equipment		139,634,356

Software – 0.2%

Cybernet Systems Co. Ltd.	58,200	303,042

Trend Micro, Inc.	160,808	6,107,956

Total Software		6,410,998

Specialty Retail – 0.7%

ABC-Mart, Inc.	189,600	3,415,278

Fast Retailing Co. Ltd.	73,100	15,964,678

IDOM, Inc.(a)	83,100	405,963

Sanrio Co. Ltd.	14,900	708,929

VT Holdings Co. Ltd.	325,100	1,113,259

Total Specialty Retail		21,608,107

Technology Hardware, Storage & Peripherals – 2.0%

Brother Industries Ltd.	194,143	3,133,479

Canon, Inc.(a)	1,352,697	32,678,658

Eizo Corp.	26,000	883,364

FUJIFILM Holdings Corp.	254,495	14,765,741

MCJ Co. Ltd.	75,600	568,425

Ricoh Co. Ltd.	485,600	4,199,476

Riso Kagaku Corp.	49,500	774,883

Roland DG Corp.	25,800	587,837

Seiko Epson Corp.(a)	337,500	5,313,830

Toshiba TEC Corp.	15,800	361,581

Wacom Co. Ltd.	134,200	533,293

Total Technology Hardware, Storage & Peripherals		63,800,567

Textiles, Apparel & Luxury Goods – 0.2%

Asics Corp.	80,292	2,810,287

Descente Ltd.	18,900	542,714

Kurabo Industries Ltd.	49,547	810,150

Seiko Group Corp.(a)	49,400	866,011

Wacoal Holdings Corp.	62,000	1,404,322

Total Textiles, Apparel & Luxury Goods		6,433,484

Tobacco – 2.7%

Japan Tobacco, Inc.	3,643,531	83,992,271

Trading Companies & Distributors – 12.9%

Alconix Corp.	49,700	450,955

Chori Co. Ltd.	58,000	1,164,470

Hanwa Co. Ltd.	40,700	1,294,163

Inabata & Co. Ltd.	83,386	1,749,025

ITOCHU Corp.(a)	1,430,194	51,811,887

KPP Group Holdings Co. Ltd.	62,300	286,398

Marubeni Corp.	3,543,478	55,375,377

Mitsubishi Corp.	2,314,600	110,561,024

Mitsui & Co. Ltd.	2,477,000	90,016,894

Mitsui Matsushima Holdings Co. Ltd.(a)	26,100	481,860

Nagase & Co. Ltd.	90,700	1,428,650

Sanyo Trading Co. Ltd.	49,600	448,386

Shinsho Corp.	27,100	1,051,493

Sojitz Corp.	546,004	11,993,976

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2023

Investments	Shares	Value

Sumitomo Corp.	2,916,577	$58,321,768

Toyota Tsusho Corp.	353,710	20,846,905

Total Trading Companies & Distributors		407,283,231

Transportation Infrastructure – 0.0%

Nissin Corp.(a)	28,500	510,890
TOTAL COMMON STOCKS (Cost: $2,958,761,023)		3,111,417,084

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%

United States – 3.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $107,831,573)	107,831,573	107,831,573

TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $3,066,592,596)		3,219,248,657

Other Assets less Liabilities – (1.9)%		(61,318,122)

NET ASSETS – 100.0%		$3,157,930,535
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $227,850,977 and the total market value of the collateral held by the Fund was $240,781,115. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $132,949,542.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/4/2023	12,816,176	USD	1,887,199,858	JPY	$167,489	$—
Barclays Bank PLC	10/4/2023	694,209,555	USD	100,599,989,243	JPY	19,952,509	—
Citibank NA	10/4/2023	694,209,555	USD	100,599,642,138	JPY	19,954,836	—
Citibank NA	10/4/2023	12,816,176	USD	1,878,188,805	JPY	227,884	—
Citibank NA	11/6/2023	35,817,126	USD	5,315,995,749	JPY	—	(941)
Goldman Sachs	10/4/2023	112,659,946,658	JPY	755,086,391	USD	795	—
Goldman Sachs	10/4/2023	17,088,235	USD	2,520,760,733	JPY	193,196	—
Goldman Sachs	11/6/2023	791,334,635	USD	117,448,462,124	JPY	—	(8,531)
HSBC Holdings PLC	10/4/2023	112,660,626,534	JPY	755,086,393	USD	5,350	—
HSBC Holdings PLC	10/4/2023	694,209,555	USD	100,599,642,138	JPY	19,954,836	—
HSBC Holdings PLC	10/4/2023	25,632,353	USD	3,740,580,537	JPY	561,647	—
HSBC Holdings PLC	11/6/2023	791,334,637	USD	117,448,541,554	JPY	—	(9,064)
JP Morgan Chase Bank NA	10/4/2023	112,660,777,551	JPY	755,086,393	USD	6,362	—
JP Morgan Chase Bank NA	10/4/2023	12,816,176	USD	1,885,810,457	JPY	176,801	—
JP Morgan Chase Bank NA	11/6/2023	791,334,637	USD	117,449,016,355	JPY	—	(12,263)
Morgan Stanley & Co. International	10/4/2023	112,660,696,002	JPY	755,086,393	USD	5,816	—
Morgan Stanley & Co. International	10/4/2023	694,209,555	USD	100,599,021,515	JPY	19,958,995	—
Morgan Stanley & Co. International	10/4/2023	85,441,176	USD	12,564,148,598	JPY	1,231,766	—
Morgan Stanley & Co. International	10/4/2023	34,176,470	USD	5,037,149,509	JPY	415,695	—
Morgan Stanley & Co. International	10/4/2023	42,720,588	USD	6,317,951,219	JPY	375,423	—
Morgan Stanley & Co. International	11/6/2023	791,334,637	USD	117,448,733,057	JPY	—	(10,354)
						$83,189,400	$(41,153)

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments in Securities
Common Stocks
Automobile Components	$149,936,288	$638,177	$—	$150,574,465
Other	2,960,842,619	—	—	2,960,842,619
Investment of Cash Collateral for Securities Loaned	—	107,831,573	—	107,831,573
Total Investments in Securities	$3,110,778,907	$108,469,750	$—	$3,219,248,657

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$83,189,400	$—	$83,189,400

Liabilities:

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(41,153)	$—	$(41,153)
Total – Net	$3,110,778,907	$191,617,997	$—	$3,302,396,904

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 98.7%

Japan – 98.7%

Air Freight & Logistics – 1.2%

AIT Corp.	3,000	$35,604

AZ-COM MARUWA Holdings, Inc.(a)	4,000	57,041

Hamakyorex Co. Ltd.	1,600	43,532

Konoike Transport Co. Ltd.	3,800	49,249

Mitsui-Soko Holdings Co. Ltd.	3,700	106,742

Sankyu, Inc.	3,100	107,422

SBS Holdings, Inc.	1,600	30,043

Senko Group Holdings Co. Ltd.	15,800	110,963

Shibusawa Warehouse Co. Ltd.(a)	2,200	44,892

Trancom Co. Ltd.(a)	400	19,675

Total Air Freight & Logistics		605,163

Automobile Components – 5.4%

Aisan Industry Co. Ltd.	6,700	60,030

Daido Metal Co. Ltd.	7,300	27,884

Daikyonishikawa Corp.	8,900	48,011

Eagle Industry Co. Ltd.	8,400	95,357

Exedy Corp.	9,800	171,668

Fujikura Composites, Inc.(a)	3,500	27,559

FuKoKu Co. Ltd.	3,100	29,852

Futaba Industrial Co. Ltd.	7,000	35,885

G-Tekt Corp.	4,298	52,420

KYB Corp.	3,600	116,643

Musashi Seimitsu Industry Co. Ltd.	5,200	56,626

NHK Spring Co. Ltd.	31,400	240,721

NOK Corp.(a)	18,200	242,159

Pacific Industrial Co. Ltd.	6,600	63,380

Piolax, Inc.(a)	4,000	61,330

Press Kogyo Co. Ltd.	20,900	96,499

Riken Corp.*	2,300	57,336

Seiren Co. Ltd.(a)	2,600	40,823

Shoei Co. Ltd.(a)	3,600	55,221

Sumitomo Riko Co. Ltd.	6,400	47,949

Sumitomo Rubber Industries Ltd.	22,300	246,723

Suncall Corp.(a)	5,500	18,060

T RAD Co. Ltd.	1,400	21,109

Tachi-S Co. Ltd.	5,500	62,731

Tokai Rika Co. Ltd.(a)	9,125	143,334

Toyo Tire Corp.	18,100	279,217

Toyoda Gosei Co. Ltd.	7,500	161,434

TPR Co. Ltd.	4,406	53,885

TS Tech Co. Ltd.(a)	12,000	136,385

Unipres Corp.	2,800	21,747

Total Automobile Components		2,771,978

Automobiles – 0.1%

Nissan Shatai Co. Ltd.	5,700	32,659

Banks – 9.1%

77 Bank Ltd.(a)	11,300	240,047

Akita Bank Ltd.	2,800	37,865

Aozora Bank Ltd.(a)	17,000	348,032

Awa Bank Ltd.(a)	2,400	36,862

Bank of Iwate Ltd.	2,900	50,761

Bank of Nagoya Ltd.	2,700	93,905

Bank of Saga Ltd.	2,400	32,713

Bank of the Ryukyus Ltd.(a)	6,800	51,948

Daishi Hokuetsu Financial Group, Inc.	4,900	124,614

Ehime Bank Ltd.	5,600	36,852

FIDEA Holdings Co. Ltd.	4,100	44,043

First Bank of Toyama Ltd.(a)	8,000	50,287

Gunma Bank Ltd.(a)	35,800	167,359

Hachijuni Bank Ltd.(a)	45,400	250,966

Hirogin Holdings, Inc.	29,300	180,090

Hokkoku Financial Holdings, Inc.(a)	1,200	41,816

Hokuhoku Financial Group, Inc.	11,500	123,342

Hyakugo Bank Ltd.	19,800	71,119

Hyakujushi Bank Ltd.(a)	4,500	79,069

Juroku Financial Group, Inc.(a)	4,000	100,385

Keiyo Bank Ltd.(a)	13,900	64,458

Kiyo Bank Ltd.(a)	4,198	42,142

Kyushu Financial Group, Inc.(a)	32,900	169,984

Mebuki Financial Group, Inc.	92,100	255,331

Miyazaki Bank Ltd.	2,100	39,094

Musashino Bank Ltd.(a)	3,600	66,656

Nanto Bank Ltd.(a)	2,800	49,930

Nishi-Nippon Financial Holdings, Inc.(a)	16,700	191,145

North Pacific Bank Ltd.	37,800	91,445

Ogaki Kyoritsu Bank Ltd.(a)	3,900	54,204

Oita Bank Ltd.	2,500	45,535

Okinawa Financial Group, Inc.(a)	2,040	33,165

Procrea Holdings, Inc.(a)	1,300	17,066

San ju San Financial Group, Inc.	4,300	53,482

San-In Godo Bank Ltd.	27,900	180,983

Senshu Ikeda Holdings, Inc.(a)	50,000	107,556

Seven Bank Ltd.(a)	157,200	327,515

Shiga Bank Ltd.(a)	7,000	164,182

Shikoku Bank Ltd.	5,200	35,369

Suruga Bank Ltd.	7,900	33,511

Toho Bank Ltd.(a)	30,200	57,071

Tokyo Kiraboshi Financial Group, Inc.	4,600	138,871

TOMONY Holdings, Inc.	10,000	30,893

Towa Bank Ltd.	6,100	25,753

Yamagata Bank Ltd.(a)	3,800	28,928

Yamaguchi Financial Group, Inc.	21,700	190,570

Yamanashi Chuo Bank Ltd.(a)	4,600	51,233

Total Banks		4,708,147

Beverages – 0.8%

Coca-Cola Bottlers Japan Holdings, Inc.	18,000	237,145

Sapporo Holdings Ltd.	2,300	73,319

Takara Holdings, Inc.	16,200	130,382

Total Beverages		440,846

Biotechnology – 0.1%

Takara Bio, Inc.	5,400	50,047

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2023

Investments	Shares	Value

Broadline Retail – 1.1%

ASKUL Corp.(a)	4,600	$60,419

Belluna Co. Ltd.(a)	6,100	27,470

Izumi Co. Ltd.	4,700	124,693

J Front Retailing Co. Ltd.	16,000	163,940

Mr Max Holdings Ltd.	5,700	23,529

Seria Co. Ltd.	4,900	72,306

Takashimaya Co. Ltd.	5,300	77,711

Total Broadline Retail		550,068

Building Products – 1.7%

Bunka Shutter Co. Ltd.(a)	5,900	43,729

Central Glass Co. Ltd.(a)	2,700	53,647

Nichias Corp.	8,300	170,477

Nichiha Corp.	3,200	63,110

Nitto Boseki Co. Ltd.(a)	1,700	39,759

Noritz Corp.	3,700	39,324

Okabe Co. Ltd.	6,200	31,203

Sanwa Holdings Corp.	16,500	219,816

Shin Nippon Air Technologies Co. Ltd.	2,100	33,845

Takara Standard Co. Ltd.(a)	6,017	74,716

Takasago Thermal Engineering Co. Ltd.(a)	4,600	89,580

Total Building Products		859,206

Capital Markets – 1.3%

Ichiyoshi Securities Co. Ltd.	9,900	46,639

IwaiCosmo Holdings, Inc.	4,200	49,170

Matsui Securities Co. Ltd.(a)	29,700	163,402

Monex Group, Inc.(a)	20,665	77,273

Okasan Securities Group, Inc.	22,300	103,860

SBI Global Asset Management Co. Ltd.	11,599	43,606

Sparx Group Co. Ltd.	4,139	41,799

Tokai Tokyo Financial Holdings, Inc.	38,200	124,155

Total Capital Markets		649,904

Chemicals – 9.8%

ADEKA Corp.	8,400	143,908

Aica Kogyo Co. Ltd.	5,300	118,520

Arakawa Chemical Industries Ltd.(a)	4,700	32,031

Asahi Yukizai Corp.(a)	1,900	47,046

C Uyemura & Co. Ltd.	2,000	126,386

Chugoku Marine Paints Ltd.(a)	5,700	51,757

CI Takiron Corp.(a)	9,900	38,081

Dai Nippon Toryo Co. Ltd.	4,700	30,551

Daicel Corp.	29,500	247,308

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,200	33,496

Denka Co. Ltd.(a)	9,200	166,645

DIC Corp.	8,800	143,212

DKS Co. Ltd.	1,800	20,988

Fujimi, Inc.(a)	9,300	187,278

Fujimori Kogyo Co. Ltd.	1,300	32,364

Fuso Chemical Co. Ltd.(a)	1,600	42,138

Harima Chemicals Group, Inc.	4,500	24,879

Ishihara Sangyo Kaisha Ltd.	5,100	50,615

JCU Corp.	1,500	31,262

JSP Corp.	2,717	37,198

Kaneka Corp.	4,848	126,118

Kanto Denka Kogyo Co. Ltd.(a)	3,700	21,671

KH Neochem Co. Ltd.	4,200	64,594

Konishi Co. Ltd.(a)	2,600	39,725

Kumiai Chemical Industry Co. Ltd.	8,394	62,326

Kureha Corp.	1,300	72,481

Lintec Corp.	10,700	171,551

Moriroku Holdings Co. Ltd.	2,600	39,115

Nihon Nohyaku Co. Ltd.(a)	5,300	23,335

Nihon Parkerizing Co. Ltd.	14,600	108,210

Nippon Kayaku Co. Ltd.	22,400	187,561

Nippon Pillar Packing Co. Ltd.(a)	4,000	104,674

Nippon Shokubai Co. Ltd.	4,800	174,662

Nippon Soda Co. Ltd.	4,600	169,543

Osaka Organic Chemical Industry Ltd.(a)	1,500	25,391

Osaka Soda Co. Ltd.(a)	2,177	94,097

Riken Technos Corp.	6,400	30,665

Sakai Chemical Industry Co. Ltd.	2,900	40,208

Sakata INX Corp.	4,300	37,114

Sanyo Chemical Industries Ltd.(a)	1,900	52,139

Shikoku Kasei Holdings Corp.	2,700	29,890

Shin-Etsu Polymer Co. Ltd.	7,300	65,454

Sumitomo Bakelite Co. Ltd.	3,500	152,994

T Hasegawa Co. Ltd.(a)	2,900	59,273

Taiyo Holdings Co. Ltd.	5,800	99,656

Takasago International Corp.	1,900	38,325

Teijin Ltd.	18,500	180,134

Toagosei Co. Ltd.	13,900	125,191

Tokai Carbon Co. Ltd.	16,500	129,479

Tokuyama Corp.	6,800	107,087

Tokyo Ohka Kogyo Co. Ltd.	4,100	244,420

Toyo Ink SC Holdings Co. Ltd.	6,300	98,706

Toyobo Co. Ltd.	7,900	57,043

UBE Corp.	12,580	212,568

Valqua Ltd.(a)	3,400	94,327

Zeon Corp.(a)	13,300	139,306

Total Chemicals		5,084,696

Commercial Services & Supplies – 1.4%

Aeon Delight Co. Ltd.	2,800	61,732

Daiseki Co. Ltd.	1,440	38,599

Inui Global Logistics Co. Ltd.(a)	8,200	72,645

Japan Elevator Service Holdings Co. Ltd.	1,700	25,006

Kokuyo Co. Ltd.	7,500	119,191

Mitsubishi Pencil Co. Ltd.	3,100	39,844

Nippon Kanzai Holdings Co. Ltd.	2,600	44,761

Nippon Parking Development Co. Ltd.	22,400	31,973

Okamura Corp.	6,300	95,455

Pilot Corp.	1,800	61,892

Prestige International, Inc.(a)	4,400	18,252

Sato Holdings Corp.(a)	2,600	36,781

Studio Alice Co. Ltd.(a)	1,900	26,433

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2023

Investments	Shares	Value

Takara & Co. Ltd.	1,600	$26,451

TRE Holdings Corp.	2,600	20,995

Total Commercial Services & Supplies		720,010

Construction & Engineering – 5.8%

Asanuma Corp.	3,100	74,579

CTI Engineering Co. Ltd.	1,500	45,183

Dai-Dan Co. Ltd.	4,000	39,806

Daiho Corp.	3,200	84,597

EXEO Group, Inc.(a)	10,700	219,700

Hazama Ando Corp.	17,000	132,947

INFRONEER Holdings, Inc.	21,168	219,588

Integrated Design & Engineering Holdings Co. Ltd.	1,700	40,727

JDC Corp.	6,800	30,258

Kandenko Co. Ltd.	13,600	125,496

Kumagai Gumi Co. Ltd.	4,100	96,850

Kyudenko Corp.(a)	5,000	157,011

MIRAIT ONE Corp.	8,944	117,865

Nippon Road Co. Ltd.	3,000	37,775

Nishimatsu Construction Co. Ltd.(a)	8,000	198,787

Nittoc Construction Co. Ltd.	6,300	46,102

Okumura Corp.(a)	4,700	141,417

Oriental Shiraishi Corp.	15,200	33,512

Penta-Ocean Construction Co. Ltd.	18,000	107,258

PS Mitsubishi Construction Co. Ltd.(a)	7,300	40,848

Raito Kogyo Co. Ltd.	4,300	59,447

Raiznext Corp.	4,200	40,923

Sanki Engineering Co. Ltd.	8,500	92,448

Seikitokyu Kogyo Co. Ltd.(a)	3,000	31,523

Shinnihon Corp.	5,800	47,729

Sumitomo Mitsui Construction Co. Ltd.	14,340	39,496

Taihei Dengyo Kaisha Ltd.	1,800	49,094

Taikisha Ltd.	2,400	72,696

Takamatsu Construction Group Co. Ltd.	2,200	39,304

Tekken Corp.	2,600	37,060

Tess Holdings Co. Ltd.	3,100	10,927

Toa Corp.	1,800	45,294

Tobishima Corp.	3,100	28,751

Toda Corp.	24,700	134,007

Tokyu Construction Co. Ltd.	7,600	39,725

Totetsu Kogyo Co. Ltd.	2,500	49,221

Toyo Construction Co. Ltd.	6,400	52,238

Wakachiku Construction Co. Ltd.	1,400	28,239

Yokogawa Bridge Holdings Corp.	3,700	69,277

Yondenko Corp.	1,700	32,388

Yurtec Corp.	5,800	37,313

Total Construction & Engineering		3,027,406

Construction Materials – 0.5%

Sumitomo Osaka Cement Co. Ltd.	3,000	73,842

Taiheiyo Cement Corp.	10,000	177,584

Yotai Refractories Co. Ltd.	2,900	28,315

Total Construction Materials		279,741

Consumer Finance – 0.0%

J Trust Co. Ltd.(a)	4,300	13,803

Consumer Staples Distribution & Retail – 2.0%

Aeon Hokkaido Corp.	3,500	20,452

Ain Holdings, Inc.	700	20,687

Arcs Co. Ltd.	5,800	105,836

Belc Co. Ltd.	900	41,434

Create SD Holdings Co. Ltd.	2,400	54,522

Fuji Co. Ltd.	2,800	33,512

G-7 Holdings, Inc.(a)	2,900	24,098

H2O Retailing Corp.(a)	5,900	71,721

Heiwado Co. Ltd.	2,700	47,188

Inageya Co. Ltd.(a)	1,800	17,551

JM Holdings Co. Ltd.	1,700	22,158

Kato Sangyo Co. Ltd.	3,200	85,240

Life Corp.	3,400	82,935

Mitsubishi Shokuhin Co. Ltd.	4,400	114,994

Qol Holdings Co. Ltd.(a)	3,200	39,822

Retail Partners Co. Ltd.(a)	2,200	25,712

San-A Co. Ltd.	1,000	32,032

United Super Markets Holdings, Inc.(a)	5,100	36,535

Valor Holdings Co. Ltd.	4,100	60,088

Yaoko Co. Ltd.(a)	1,300	66,984

Yokorei Co. Ltd.(a)	4,000	32,461

Total Consumer Staples Distribution & Retail		1,035,962

Containers & Packaging – 0.4%

FP Corp.	2,800	45,079

Fuji Seal International, Inc.	3,300	39,408

Rengo Co. Ltd.	18,881	129,817

Total Containers & Packaging		214,304

Distributors – 0.5%

Arata Corp.	1,300	48,611

Doshisha Co. Ltd.	3,600	53,798

Happinet Corp.	2,400	40,208

PALTAC Corp.(a)	2,800	88,001

Yamae Group Holdings Co. Ltd.(a)	1,400	34,338

Total Distributors		264,956

Diversified Consumer Services – 0.4%

Asante, Inc.(a)	2,600	27,494

Aucnet, Inc.	1,900	22,829

Benesse Holdings, Inc.(a)	5,800	71,108

Gakkyusha Co. Ltd.	2,000	27,301

Riso Kyoiku Co. Ltd.(a)	19,700	32,740

Tokyo Individualized Educational Institute, Inc.	12,000	39,404

Total Diversified Consumer Services		220,876

Electrical Equipment – 1.5%

Cosel Co. Ltd.	2,500	20,858

Daihen Corp.(a)	2,000	67,817

Fujikura Ltd.(a)	10,300	82,932

Furukawa Electric Co. Ltd.(a)	3,726	59,476

GS Yuasa Corp.(a)	3,800	67,813

Idec Corp.	2,800	55,690

Mabuchi Motor Co. Ltd.	4,100	122,815

Nippon Carbon Co. Ltd.	1,700	51,891

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2023

Investments	Shares	Value

Nitto Kogyo Corp.(a)	3,800	$91,292

Sanyo Denki Co. Ltd.	700	32,086

Sinfonia Technology Co. Ltd.	3,500	37,738

SWCC Corp.	1,700	24,254

Takaoka Toko Co. Ltd.(a)	1,600	22,527

Toyo Tanso Co. Ltd.	1,300	47,217

Total Electrical Equipment		784,406

Electronic Equipment, Instruments & Components – 7.0%

A&D HOLON Holdings Co. Ltd.(a)	2,300	26,233

Ai Holdings Corp.	5,500	87,278

Alps Alpine Co. Ltd.(a)	13,800	119,990

Amano Corp.	5,600	123,164

Anritsu Corp.(a)	7,700	55,083

Canon Electronics, Inc.	3,400	43,085

Citizen Watch Co. Ltd.(a)	38,200	235,510

Daishinku Corp.	4,300	22,188

Daitron Co. Ltd.	2,000	40,476

Daiwabo Holdings Co. Ltd.	7,500	143,994

Dexerials Corp.(a)	4,100	101,384

Elematec Corp.	6,758	83,782

ESPEC Corp.	2,200	35,412

Hakuto Co. Ltd.(a)	4,100	139,300

Hioki EE Corp.	800	38,760

Hochiki Corp.	2,500	27,107

Horiba Ltd.	3,300	178,993

I-PEX, Inc.(a)	1,800	19,203

Innotech Corp.	3,400	36,501

Iriso Electronics Co. Ltd.	900	25,331

Japan Aviation Electronics Industry Ltd.(a)	6,300	125,683

Kaga Electronics Co. Ltd.	3,500	152,220

Koa Corp.(a)	2,800	33,756

Kyosan Electric Manufacturing Co. Ltd.	7,900	25,782

Macnica Holdings, Inc.	6,100	287,371

Marubun Corp.(a)	3,400	26,156

Maruwa Co. Ltd.(a)	200	31,469

Maxell Ltd.	4,200	47,087

Meiko Electronics Co. Ltd.(a)	1,200	27,301

Nichicon Corp.	5,500	51,968

Nippon Ceramic Co. Ltd.	2,500	44,631

Nippon Electric Glass Co. Ltd.	16,000	298,717

Nippon Signal Co. Ltd.(a)	4,300	27,087

Nissha Co. Ltd.	2,000	22,516

Nohmi Bosai Ltd.	3,566	42,273

Oki Electric Industry Co. Ltd.(a)	8,300	55,954

Optex Group Co. Ltd.	2,200	23,869

Osaki Electric Co. Ltd.(a)	7,300	33,216

Restar Holdings Corp.	2,800	45,952

Riken Keiki Co. Ltd.(a)	1,400	56,572

RYODEN Corp.	3,100	48,300

Ryosan Co. Ltd.(a)	2,800	83,498

Sanshin Electronics Co. Ltd.(a)	2,200	32,095

Satori Electric Co. Ltd.(a)	3,400	42,926

Shibaura Electronics Co. Ltd.	700	28,239

Siix Corp.	3,300	33,680

Suzuden Corp.	2,100	30,988

Tachibana Eletech Co. Ltd.	2,500	46,909

Tokyo Electron Device Ltd.(a)	2,400	57,015

Tomen Devices Corp.(a)	900	29,191

Topcon Corp.	7,500	82,903

Tsuzuki Denki Co. Ltd.	2,500	38,784

Yokowo Co. Ltd.	1,500	15,822

Total Electronic Equipment, Instruments & Components		3,612,704

Energy Equipment & Services – 0.1%

Toyo Kanetsu KK	1,400	31,710

Entertainment – 0.8%

Amuse, Inc.	2,000	21,056

COLOPL, Inc.(a)	8,800	34,793

Daiichikosho Co. Ltd.	6,900	112,245

GungHo Online Entertainment, Inc.	2,900	45,873

Marvelous, Inc.	8,400	40,135

MIXI, Inc.(a)	8,600	136,643

Total Entertainment		390,745

Financial Services – 0.3%

eGuarantee, Inc.	1,300	16,970

Financial Partners Group Co. Ltd.(a)	12,800	115,370

Japan Investment Adviser Co. Ltd.	2,800	31,767

Total Financial Services		164,107

Food Products – 3.7%

Ariake Japan Co. Ltd.(a)	1,500	51,004

Chubu Shiryo Co. Ltd.	3,800	27,859

DyDo Group Holdings, Inc.(a)	800	29,539

Ezaki Glico Co. Ltd.	3,400	93,530

Feed One Co. Ltd.	4,500	24,004

Fuji Oil Holdings, Inc.	4,551	69,153

Fujicco Co. Ltd.	1,500	19,380

Fujiya Co. Ltd.	1,200	20,458

Hokuto Corp.	2,500	30,491

House Foods Group, Inc.(a)	3,700	77,360

Itoham Yonekyu Holdings, Inc.	4,280	116,160

Kagome Co. Ltd.	2,800	60,888

Kameda Seika Co. Ltd.(a)	700	19,209

Kotobuki Spirits Co. Ltd.	2,500	40,493

Kyokuyo Co. Ltd.	1,000	26,403

Marudai Food Co. Ltd.(a)	2,500	27,944

Maruha Nichiro Corp.	4,100	70,502

Megmilk Snow Brand Co. Ltd.	5,900	90,660

Mitsui DM Sugar Holdings Co. Ltd.	2,600	52,444

Morinaga & Co. Ltd.	4,300	155,662

Morinaga Milk Industry Co. Ltd.	2,100	79,187

Nichirei Corp.(a)	6,800	149,694

Nippn Corp.	6,800	99,021

Nisshin Oillio Group Ltd.	2,100	58,894

Nissui Corp.	21,100	103,460

Prima Meat Packers Ltd.	3,800	62,465

Riken Vitamin Co. Ltd.	3,000	44,570

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2023

Investments	Shares	Value

S Foods, Inc.	3,100	$69,489

Sakata Seed Corp.	1,600	46,587

Showa Sangyo Co. Ltd.(a)	1,800	36,850

Warabeya Nichiyo Holdings Co. Ltd.	1,700	32,194

Yukiguni Maitake Co. Ltd.	4,700	28,315

Total Food Products		1,913,869

Gas Utilities – 0.7%

Hokkaido Gas Co. Ltd.	1,700	27,034

Nippon Gas Co. Ltd.	10,900	161,866

Saibu Gas Holdings Co. Ltd.	3,300	42,680

Shizuoka Gas Co. Ltd.	3,000	20,486

Toho Gas Co. Ltd.(a)	5,000	87,368

Total Gas Utilities		339,434

Ground Transportation – 1.0%

Alps Logistics Co. Ltd.	3,100	33,550

Fukuyama Transporting Co. Ltd.	2,100	55,306

Ichinen Holdings Co. Ltd.	3,400	32,741

Maruzen Showa Unyu Co. Ltd.	1,200	30,437

Nikkon Holdings Co. Ltd.	4,900	103,796

Nishi-Nippon Railroad Co. Ltd.(a)	2,700	44,899

Sakai Moving Service Co. Ltd.	2,400	40,111

Seino Holdings Co. Ltd.(a)	10,500	147,447

Sotetsu Holdings, Inc.	2,600	51,242

Total Ground Transportation		539,529

Health Care Equipment & Supplies – 1.6%

Eiken Chemical Co. Ltd.	4,500	41,193

Hogy Medical Co. Ltd.(a)	2,300	49,244

Japan Lifeline Co. Ltd.	6,900	53,822

Jeol Ltd.	1,500	44,812

Mani, Inc.	3,400	41,331

Menicon Co. Ltd.(a)	1,400	18,051

Mizuho Medy Co. Ltd.(a)	2,000	39,658

Nagaileben Co. Ltd.	2,600	37,112

Nakanishi, Inc.	4,600	107,737

Nihon Kohden Corp.	3,400	84,120

Nipro Corp.(a)	9,223	74,723

Paramount Bed Holdings Co. Ltd.	4,406	69,533

PHC Holdings Corp.(a)	14,700	150,325

Shofu, Inc.	1,100	15,863

Total Health Care Equipment & Supplies		827,524

Health Care Providers & Services – 0.9%

As One Corp.(a)	1,600	58,542

BML, Inc.	3,200	59,958

France Bed Holdings Co. Ltd.	4,800	39,018

H.U. Group Holdings, Inc.(a)	8,700	148,085

Ship Healthcare Holdings, Inc.	3,218	48,920

Solasto Corp.	5,500	22,851

Toho Holdings Co. Ltd.	2,800	60,156

Tokai Corp.	1,800	22,918

Vital KSK Holdings, Inc.(a)	4,900	32,902

Total Health Care Providers & Services		493,350

Health Care Technology – 0.0%

EM Systems Co. Ltd.	3,400	$16,769

Hotels, Restaurants & Leisure – 1.6%

Create Restaurants Holdings, Inc.	5,200	39,795

Doutor Nichires Holdings Co. Ltd.	2,800	43,719

Food & Life Cos. Ltd.	2,500	42,118

Heiwa Corp.(a)	7,500	107,807

Hiday Hidaka Corp.	1,922	34,930

Ichibanya Co. Ltd.(a)	2,000	73,044

KFC Holdings Japan Ltd.	1,300	26,083

KOMEDA Holdings Co. Ltd.	3,500	68,018

Kyoritsu Maintenance Co. Ltd.(a)	600	25,017

MOS Food Services, Inc.(a)	1,100	24,252

Ohsho Food Service Corp.(a)	1,600	74,089

Resorttrust, Inc.	5,900	88,307

Round One Corp.(a)	12,500	46,909

Saizeriya Co. Ltd.(a)	900	29,251

St. Marc Holdings Co. Ltd.	2,800	35,520

Tokyotokeiba Co. Ltd.(a)	1,700	45,797

Total Hotels, Restaurants & Leisure		804,656

Household Durables – 1.9%

Casio Computer Co. Ltd.(a)	20,100	168,841

Cleanup Corp.	5,500	26,463

ES-Con Japan Ltd.	10,700	66,900

Fuji Corp. Ltd.	5,000	24,594

Hoosiers Holdings Co. Ltd.	5,900	43,017

JVCKenwood Corp.(a)	10,900	49,889

Ki-Star Real Estate Co. Ltd.(a)	2,300	71,208

Pressance Corp.(a)	3,817	46,861

Sangetsu Corp.	9,100	177,640

Tama Home Co. Ltd.	3,700	88,269

Tamron Co. Ltd.	2,400	73,500

Toa Corp.(a)	4,300	33,599

Token Corp.	1,000	53,476

Zojirushi Corp.(a)	4,200	50,183

Total Household Durables		974,440

Household Products – 0.4%

Earth Corp.(a)	1,200	39,564

Pigeon Corp.	10,700	121,072

ST Corp.	2,700	26,996

Total Household Products		187,632

Independent Power & Renewable Electricity Producers – 0.1%

eRex Co. Ltd.(a)	1,300	6,682

West Holdings Corp.	1,500	32,317

Total Independent Power & Renewable Electricity Producers		38,999

Industrial Conglomerates – 0.5%

Mie Kotsu Group Holdings, Inc.(a)	6,200	23,682

Nisshinbo Holdings, Inc.	15,700	116,994

Noritsu Koki Co. Ltd.	1,500	33,423

TOKAI Holdings Corp.(a)	14,300	88,737

Total Industrial Conglomerates		262,836

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2023

Investments	Shares	Value

Interactive Media & Services – 0.1%

Infocom Corp.	3,000	$55,326

IT Services – 1.9%

Comture Corp.	1,500	23,290

Digital Garage, Inc.	1,100	25,358

DTS Corp.	4,400	94,059

Future Corp.	6,400	64,590

I-Net Corp.	2,800	32,161

Ines Corp.	2,800	30,847

Information Services International-Dentsu Ltd.	3,900	149,492

JBCC Holdings, Inc.	2,200	41,988

Mitsubishi Research Institute, Inc.(a)	1,000	32,434

NEC Networks & System Integration Corp.	9,900	130,297

NET One Systems Co. Ltd.	4,700	89,386

NSD Co. Ltd.	7,700	146,338

SB Technology Corp.	1,500	22,687

Simplex Holdings, Inc.	1,700	30,850

TDC Soft, Inc.	2,100	23,811

Uchida Yoko Co. Ltd.	800	36,348

Total IT Services		973,936

Leisure Products – 1.0%

Furyu Corp.	2,100	21,742

GLOBERIDE, Inc.(a)	1,600	21,659

Mizuno Corp.(a)	2,500	79,410

Roland Corp.	2,200	60,446

Sankyo Co. Ltd.	5,100	234,246

Tomy Co. Ltd.	7,100	102,866

Yonex Co. Ltd.(a)	1,800	19,276

Total Leisure Products		539,645

Life Sciences Tools & Services – 0.1%

Shin Nippon Biomedical Laboratories Ltd.(a)	2,300	28,853

Machinery – 5.8%

Aichi Corp.(a)	5,500	36,894

Aida Engineering Ltd.	4,400	29,574

Anest Iwata Corp.	5,100	40,875

Asahi Diamond Industrial Co. Ltd.(a)	5,800	34,437

Bando Chemical Industries Ltd.	6,400	70,380

CKD Corp.	6,200	85,630

DMG Mori Co. Ltd.	10,600	180,639

Fujitec Co. Ltd.(a)	4,500	104,038

Furukawa Co. Ltd.	3,600	40,529

Giken Ltd.	1,400	18,857

Glory Ltd.	4,000	79,933

Hitachi Zosen Corp.	5,435	30,558

Hokuetsu Industries Co. Ltd.(a)	2,800	39,028

Hosokawa Micron Corp.	1,100	30,223

Japan Steel Works Ltd.	3,103	57,745

Kitz Corp.	10,400	72,133

Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	3,800	44,818

Makino Milling Machine Co. Ltd.(a)	1,500	65,639

Max Co. Ltd.	4,500	82,717

Meidensha Corp.	2,500	37,645

METAWATER Co. Ltd.	3,200	39,993

Mitsuboshi Belting Ltd.(a)	7,000	215,312

Morita Holdings Corp.	3,000	32,025

Nachi-Fujikoshi Corp.(a)	2,100	56,572

Nikkiso Co. Ltd.	3,400	23,103

Nikko Co. Ltd.	6,300	27,780

Nippon Thompson Co. Ltd.(a)	6,900	25,616

Nissei ASB Machine Co. Ltd.	900	27,442

Nitta Corp.	3,400	75,644

Nitto Kohki Co. Ltd.	2,000	26,323

Noritake Co. Ltd.	1,800	75,028

NTN Corp.(a)	10,600	20,223

Obara Group, Inc.	1,500	38,800

Oiles Corp.(a)	3,700	49,788

OKUMA Corp.(a)	1,700	74,904

Organo Corp.(a)	2,500	70,364

OSG Corp.	7,200	85,015

Ryobi Ltd.(a)	2,100	42,781

Shibaura Machine Co. Ltd.(a)	1,600	44,175

Shibuya Corp.	1,700	28,606

Shinmaywa Industries Ltd.	6,100	52,119

Shinwa Co. Ltd.	1,800	28,624

Sodick Co. Ltd.	6,200	30,413

Star Micronics Co. Ltd.	4,600	57,891

Takeuchi Manufacturing Co. Ltd.	3,400	111,644

Takuma Co. Ltd.	5,200	53,943

Teikoku Electric Manufacturing Co. Ltd.	2,000	33,882

Tocalo Co. Ltd.	8,400	76,668

Torishima Pump Manufacturing Co. Ltd.	3,500	44,610

Tsubakimoto Chain Co.	4,700	122,047

Tsugami Corp.	4,200	32,649

Union Tool Co.(a)	1,500	39,002

YAMABIKO Corp.	5,600	54,039

Total Machinery		2,999,317

Marine Transportation – 0.5%

Iino Kaiun Kaisha Ltd.(a)	19,100	134,267

NS United Kaiun Kaisha Ltd.(a)	4,300	113,533

Total Marine Transportation		247,800

Media – 0.8%

Carta Holdings, Inc.	2,200	18,812

Digital Holdings, Inc.	4,900	32,705

FAN Communications, Inc.	8,000	21,337

Gakken Holdings Co. Ltd.	2,800	16,343

Intage Holdings, Inc.(a)	3,300	49,447

Macromill, Inc.	3,200	15,719

Proto Corp.	3,400	27,615

SKY Perfect JSAT Holdings, Inc.	35,200	164,884

ValueCommerce Co. Ltd.(a)	2,200	18,782

Wowow, Inc.	3,000	22,838

Zenrin Co. Ltd.(a)	4,600	28,144

Total Media		416,626

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2023

Investments	Shares	Value

Metals & Mining – 5.4%

ARE Holdings, Inc.(a)	8,300	$105,512

Daido Steel Co. Ltd.(a)	5,000	203,753

Daiki Aluminium Industry Co. Ltd.(a)	5,100	44,635

Dowa Holdings Co. Ltd.	4,300	134,021

Hakudo Co. Ltd.(a)	1,800	27,381

Kobe Steel Ltd.(a)	68,400	893,360

Kyoei Steel Ltd.(a)	3,100	41,340

Maruichi Steel Tube Ltd.	9,000	224,359

Mitsubishi Materials Corp.	8,900	144,273

Mitsui Mining & Smelting Co. Ltd.(a)	7,100	180,563

Nakayama Steel Works Ltd.(a)	6,200	37,601

Neturen Co. Ltd.(a)	7,000	46,956

Nippon Denko Co. Ltd.(a)	23,700	48,281

Nippon Light Metal Holdings Co. Ltd.	8,300	93,610

Nippon Yakin Kogyo Co. Ltd.(a)	1,900	59,142

Nittetsu Mining Co. Ltd.(a)	2,000	67,147

Sanyo Special Steel Co. Ltd.	6,200	122,400

Toho Titanium Co. Ltd.(a)	2,400	28,837

Toho Zinc Co. Ltd.	1,400	15,349

Tokyo Steel Manufacturing Co. Ltd.(a)	12,900	145,663

Topy Industries Ltd.(a)	2,500	42,637

UACJ Corp.	4,500	94,689

Total Metals & Mining		2,801,509

Oil, Gas & Consumable Fuels – 1.3%

Cosmo Energy Holdings Co. Ltd.	13,300	468,809

Fuji Oil Co. Ltd.(a)	10,900	25,054

Itochu Enex Co. Ltd.	10,400	104,888

Sala Corp.	7,200	36,718

San-Ai Obbli Co. Ltd.	5,700	60,619

Total Oil, Gas & Consumable Fuels		696,088

Paper & Forest Products – 0.5%

Daiken Corp.	3,600	72,253

Daio Paper Corp.(a)	8,200	67,260

Hokuetsu Corp.(a)	8,700	63,257

Tokushu Tokai Paper Co. Ltd.	1,600	36,669

Total Paper & Forest Products		239,439

Personal Care Products – 0.4%

Mandom Corp.	2,800	25,894

Milbon Co. Ltd.	1,000	27,884

Noevir Holdings Co. Ltd.	4,500	159,524

Total Personal Care Products		213,302

Pharmaceuticals – 1.7%

Fuji Pharma Co. Ltd.	3,300	25,785

Hisamitsu Pharmaceutical Co., Inc.	4,700	171,559

JCR Pharmaceuticals Co. Ltd.(a)	3,400	34,074

Kaken Pharmaceutical Co. Ltd.	4,100	96,163

Kyorin Pharmaceutical Co. Ltd.	6,500	79,755

Mochida Pharmaceutical Co. Ltd.	3,700	82,691

Sawai Group Holdings Co. Ltd.	3,100	95,103

Seikagaku Corp.	5,300	28,698

Torii Pharmaceutical Co. Ltd.	1,100	28,527

Towa Pharmaceutical Co. Ltd.	3,300	62,827

Tsumura & Co.	5,500	102,463

ZERIA Pharmaceutical Co. Ltd.	3,300	49,072

Total Pharmaceuticals		856,717

Professional Services – 2.4%

Altech Corp.	2,550	43,319

Bell System24 Holdings, Inc.	11,000	116,468

Dip Corp.	2,100	51,787

en Japan, Inc.	2,700	42,122

Forum Engineering, Inc.	3,900	34,368

FULLCAST Holdings Co. Ltd.	2,400	30,268

Funai Soken Holdings, Inc.	3,440	60,167

IR Japan Holdings Ltd.	2,000	23,361

JAC Recruitment Co. Ltd.	3,800	64,732

LIKE, Inc.	2,000	20,519

Meitec Corp.	8,300	150,398

Nomura Co. Ltd.	5,900	37,719

Open Up Group, Inc.	5,000	61,484

Pasona Group, Inc.	1,600	17,520

Quick Co. Ltd.	1,700	23,958

Space Co. Ltd.	3,200	19,879

Tanseisha Co. Ltd.	4,000	25,063

TechnoPro Holdings, Inc.	4,500	98,097

TKC Corp.	2,800	68,299

Transcosmos, Inc.(a)	7,500	160,580

Weathernews, Inc.	600	25,411

Will Group, Inc.	3,300	23,972

World Holdings Co. Ltd.(a)	1,400	22,779

YAMADA Consulting Group Co. Ltd.	2,400	25,990

Total Professional Services		1,248,260

Real Estate Management & Development – 1.8%

Arealink Co. Ltd.	1,600	31,566

Dear Life Co. Ltd.(a)	9,000	48,249

Goldcrest Co. Ltd.(a)	4,700	69,827

Good Com Asset Co. Ltd.	3,900	27,337

Grandy House Corp.	8,100	34,685

Heiwa Real Estate Co. Ltd.	3,500	93,349

Ichigo, Inc.	24,900	54,397

Japan Property Management Center Co. Ltd.	4,300	32,879

JINUSHI Co. Ltd.	2,100	26,991

Katitas Co. Ltd.(a)	2,500	36,489

Keihanshin Building Co. Ltd.	3,400	31,283

Loadstar Capital KK	2,000	24,875

Mirarth Holdings, Inc.	20,000	63,528

Nisshin Group Holdings Co. Ltd.	8,600	31,121

SAMTY Co. Ltd.	4,400	69,940

Star Mica Holdings Co. Ltd.	4,400	18,546

Starts Corp., Inc.(a)	5,800	113,532

Sun Frontier Fudousan Co. Ltd.	7,000	70,645

Tosei Corp.	4,300	55,643

Total Real Estate Management & Development		934,882

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2023

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 1.9%

Ferrotec Holdings Corp.	2,200	$42,165

Furuya Metal Co. Ltd.	500	34,612

Japan Material Co. Ltd.	2,200	33,820

MegaChips Corp.	800	22,409

Micronics Japan Co. Ltd.(a)	4,500	63,900

Mimasu Semiconductor Industry Co. Ltd.	1,700	31,682

Mitsui High-Tec, Inc.(a)	900	46,802

Optorun Co. Ltd.	2,100	25,880

Rorze Corp.	400	27,690

Sanken Electric Co. Ltd.	400	24,312

Shibaura Mechatronics Corp.(a)	1,200	56,693

Shindengen Electric Manufacturing Co. Ltd.	900	18,425

Tokyo Seimitsu Co. Ltd.	7,000	351,349

Towa Corp.	1,600	44,550

Ulvac, Inc.	2,400	86,768

Yamaichi Electronics Co. Ltd.	4,900	56,544

Total Semiconductors & Semiconductor Equipment		967,601

Software – 0.7%

Computer Engineering & Consulting Ltd.	3,300	35,316

Cresco Ltd.	2,300	27,281

Cybernet Systems Co. Ltd.	2,600	13,538

Fuji Soft, Inc.	3,200	103,790

Justsystems Corp.	900	18,087

Miroku Jyoho Service Co. Ltd.	3,400	37,526

SRA Holdings	1,700	39,702

Systena Corp.	18,400	33,169

UNITED, Inc.	4,600	29,408

WingArc1st, Inc.	2,400	41,028

Total Software		378,845

Specialty Retail – 3.6%

Adastria Co. Ltd.	3,222	62,205

Alpen Co. Ltd.(a)	2,300	29,809

AOKI Holdings, Inc.	3,600	24,390

Aoyama Trading Co. Ltd.	2,600	29,114

ARCLANDS Corp.	5,779	61,808

Autobacs Seven Co. Ltd.(a)	11,800	125,097

Bic Camera, Inc.(a)	5,900	43,610

DCM Holdings Co. Ltd.(a)	10,400	84,608

EDION Corp.(a)	13,900	137,673

Honeys Holdings Co. Ltd.(a)	3,600	37,803

IDOM, Inc.(a)	6,200	30,288

Joshin Denki Co. Ltd.	2,600	40,980

Joyful Honda Co. Ltd.(a)	6,000	70,685

K’s Holdings Corp.(a)	29,500	271,228

Keiyo Co. Ltd.(a)	4,100	22,557

Kohnan Shoji Co. Ltd.	2,100	54,884

Kojima Co. Ltd.(a)	4,600	19,667

Komeri Co. Ltd.(a)	3,200	67,549

Nafco Co. Ltd.	2,600	33,488

Nextage Co. Ltd.(a)	1,600	24,468

Nishimatsuya Chain Co. Ltd.(a)	3,100	33,820

Nojima Corp.	5,100	44,669

PAL GROUP Holdings Co. Ltd.	8,200	106,494

Sanrio Co. Ltd.	1,400	66,611

Scroll Corp.(a)	11,600	77,191

T-Gaia Corp.	5,600	66,235

VT Holdings Co. Ltd.	19,354	66,275

World Co. Ltd.	2,600	28,574

Xebio Holdings Co. Ltd.	5,200	34,847

Yellow Hat Ltd.	5,800	73,732

Total Specialty Retail		1,870,359

Technology Hardware, Storage & Peripherals – 0.6%

Eizo Corp.	1,600	54,361

Elecom Co. Ltd.	5,800	67,746

MCJ Co. Ltd.	8,000	60,151

Riso Kagaku Corp.	2,300	36,004

Roland DG Corp.	1,800	41,012

Toshiba TEC Corp.	1,400	32,039

Wacom Co. Ltd.	11,500	45,699

Total Technology Hardware, Storage & Peripherals		337,012

Textiles, Apparel & Luxury Goods – 1.1%

Baroque Japan Ltd.(a)	6,300	34,577

Descente Ltd.(a)	1,300	37,329

Fujibo Holdings, Inc.	1,400	33,728

Gunze Ltd.	1,600	48,356

Japan Wool Textile Co. Ltd.	6,200	55,924

Kurabo Industries Ltd.	3,300	53,959

Morito Co. Ltd.	3,800	34,479

Onward Holdings Co. Ltd.(a)	21,539	75,345

Seiko Group Corp.(a)	2,700	47,332

Wacoal Holdings Corp.	4,600	104,192

Yondoshi Holdings, Inc.	2,800	35,388

Total Textiles, Apparel & Luxury Goods		560,609

Trading Companies & Distributors – 2.8%

Advan Group Co. Ltd.	4,100	28,986

Alconix Corp.(a)	2,600	23,591

Chori Co. Ltd.	3,000	60,231

Daiichi Jitsugyo Co. Ltd.	2,300	28,699

Hanwa Co. Ltd.	2,400	76,314

Inaba Denki Sangyo Co. Ltd.	6,000	130,072

Inabata & Co. Ltd.	6,200	130,045

JK Holdings Co. Ltd.	3,300	21,407

Kamei Corp.	3,400	33,265

Kanaden Corp.	3,000	26,396

Kanamoto Co. Ltd.	3,000	52,793

Kanematsu Corp.	8,400	116,409

KPP Group Holdings Co. Ltd.(a)	4,300	19,768

MARUKA FURUSATO Corp.	1,500	26,989

Mitsui Matsushima Holdings Co. Ltd.(a)	2,000	36,924

Nagase & Co. Ltd.	6,400	100,809

Nichiden Corp.	2,200	36,724

Nishio Holdings Co. Ltd.(a)	2,800	66,236

Onoken Co. Ltd.(a)	3,800	43,825

Seika Corp.	1,700	25,462

Shinsho Corp.	1,900	73,721

Totech Corp.	2,100	73,319

Trusco Nakayama Corp.	2,200	36,120

Wakita & Co. Ltd.(a)	4,600	43,249

Yamazen Corp.	8,200	64,622

Yuasa Trading Co. Ltd.	2,500	69,275

Total Trading Companies & Distributors		1,445,251

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2023

Investments	Shares	Value

Transportation Infrastructure – 0.4%

Mitsubishi Logistics Corp.	5,900	$157,043

Nissin Corp.(a)	2,200	39,437

Total Transportation Infrastructure		196,480

Wireless Telecommunication Services – 0.2%

Okinawa Cellular Telephone Co.	5,200	112,206
TOTAL COMMON STOCKS (Cost: $49,631,844)		51,032,545

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.4%

United States – 13.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $6,949,327)	6,949,327	6,949,327

TOTAL INVESTMENTS IN SECURITIES – 112.1% (Cost: $56,581,171)		57,981,872

Other Assets less Liabilities – (12.1)%		(6,251,671)

NET ASSETS – 100.0%		$51,730,201
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,063,986 and the total market value of the collateral held by the Fund was $14,824,880. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,875,553.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	10/4/2023	25,263,430	USD	3,660,999,431	JPY	$726,105	$—
Citibank NA	10/4/2023	1,884,677,141	JPY	12,631,715	USD	64	—
Citibank NA	10/4/2023	12,631,715	USD	1,830,493,399	JPY	363,095	—
Citibank NA	11/6/2023	13,093,728	USD	1,943,340,994	JPY	—	(97)
Goldman Sachs	10/4/2023	1,884,669,562	JPY	12,631,715	USD	13	—
Goldman Sachs	11/6/2023	13,093,729	USD	1,943,347,689	JPY	—	(141)
HSBC Holdings PLC	10/4/2023	1,884,680,930	JPY	12,631,715	USD	89	—
HSBC Holdings PLC	10/4/2023	12,631,715	USD	1,830,493,399	JPY	363,095	—
HSBC Holdings PLC	11/6/2023	13,093,729	USD	1,943,348,998	JPY	—	(150)
JP Morgan Chase Bank NA	10/4/2023	1,884,683,457	JPY	12,631,715	USD	106	—
JP Morgan Chase Bank NA	11/6/2023	13,093,729	USD	1,943,356,855	JPY	—	(203)
						$1,452,567	$(591)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Automobile Components	$2,714,642	$57,336	$—	$2,771,978
Other	48,260,567	—	—	48,260,567
Investment of Cash Collateral for Securities Loaned	—	6,949,327	—	6,949,327
Total Investments in Securities	$50,975,209	$7,006,663	$—	$57,981,872
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,452,567	$—	$1,452,567
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(591)	$—	$(591)
Total – Net	$50,975,209	$8,458,639	$—	$59,433,848
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

42	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2023

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:

Investments, at cost	$1,294,953,190	$61,455,934	$18,432,897	$1,561,113,976	$3,066,592,596	$56,581,171

Investment in affiliates, at cost (Note 3)	—	—	—	868,179	—	—

Foreign currency, at cost	347,088	21,589	19,049	1,685,307	54,212	81,899
Investments in securities, at value[1,2] (Note 2)	1,426,835,599	59,110,649	18,975,525	1,743,830,831	3,219,248,657	57,981,872

Investment in affiliates, at value (Note 3)	—	—	—	967,708	—	—

Cash	1,709	68	7,063	259,751	5,029,858	6,443

Foreign currency, at value	349,598	21,711	18,835	1,683,627	53,906	80,877

Unrealized appreciation on foreign currency contracts	36,614,887	1,519,920	509,403	45,813,340	83,189,400	1,452,567

Receivables:

Investment securities sold	—	95,978	—	—	—	—

Capital shares sold	—	43,500	—	329	35,333,629	—

Dividends	397,799	73,251	—	3,487,766	31,349,850	534,145

Securities lending income	189,228	4,253	2,423	9,751	50,533	3,050

Interest	—	—	—	—	—	8

Foreign tax reclaims	7,162,535	116,506	342,298	4,912,680	2,682,436	5,204

Other (Note 6)	512,445	36,038	—	156,450	—	—
Total Assets	1,472,063,800	61,021,874	19,855,547	1,801,122,233	3,376,938,269	60,064,166
LIABILITIES:

Unrealized depreciation on foreign currency contracts	120,331	655	228	720,511	41,153	591

Payables:

Cash collateral received for securities loaned (Note 2)	58,888,051	1,664,262	54,130	53,337,819	107,831,573	6,949,327

Investment securities purchased	36,094,217	1,526,622	518,097	41,876,015	109,930,411	1,359,077

Advisory fees (Note 3)	659,529	27,843	7,706	816,201	1,193,655	24,782

Service fees (Note 2)	5,003	211	71	6,194	10,942	188

Other (Note 6)	4,430,390	10,811	—	46,935	—	—
Total Liabilities	100,197,521	3,230,404	580,232	96,803,675	219,007,734	8,333,965
NET ASSETS	$1,371,866,279	$57,791,470	$19,275,315	$1,704,318,558	$3,157,930,535	$51,730,201
NET ASSETS:

Paid-in capital	$3,259,708,404	$80,891,787	$51,336,529	$1,739,883,745	$4,339,301,227	$68,354,686

Total distributable earnings (loss)	(1,887,842,125)	(23,100,317)	(32,061,214)	(35,565,187)	(1,181,370,692)	(16,624,485)
NET ASSETS	$1,371,866,279	$57,791,470	$19,275,315	$1,704,318,558	$3,157,930,535	$51,730,201
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	34,700,000	1,750,000	550,000	43,950,000	35,750,000	1,800,000
Net asset value per share	$39.54	$33.02	$35.05	$38.78	$88.33	$28.74
[1] Includes market value of securities out on loan of:	$68,385,583	$3,458,188	$51,534	$73,748,003	$227,850,977	$14,063,986
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	43

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2023

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:

Dividends	$50,118,032	$2,037,774	$964,941	$22,251,636	$42,141,650	$691,002

Dividends from affiliates (Note 3)	—	—	—	10,275	—	—

Non-cash dividends	243,159	20,270	—	—	—	—

Securities lending income, net (Note 2)	2,124,772	29,067	24,099	147,549	232,669	7,859

Less: Foreign withholding taxes on dividends	(5,875,576)	(273,388)	(135,601)	(2,153,498)	(4,219,098)	(69,866)
Total investment income	46,610,387	1,813,723	853,439	20,255,962	38,155,221	628,995
EXPENSES:

Advisory fees (Note 3)	4,081,113	158,384	50,878	4,642,529	5,552,519	106,570

Service fees (Note 2)	30,960	1,202	466	35,219	50,898	808
Total expenses	4,112,073	159,586	51,344	4,677,748	5,603,417	107,378
Expense waivers (Note 3)	—	—	—	(1,684)	—	—
Net expenses	4,112,073	159,586	51,344	4,676,064	5,603,417	107,378
Net investment income	42,498,314	1,654,137	802,095	15,579,898	32,551,804	521,617
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(3,092,759)	(801,295)	(385,681)	(6,822,654)	(17,533,975)	(470,917)

In-kind redemptions	2,223,793	—	975,554	—	24,855,010	—

Foreign currency contracts	(18,181,863)	(815,338)	(290,344)	(2,540,763)	191,656,664	3,235,221

Foreign currency related transactions	112,124	4,007	(1,945)	4,477	(1,789,674)	(31,014)
Net realized gain (loss)	(18,938,705)	(1,612,626)	297,584	(9,358,940)	197,188,025	2,733,290
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(97,348,866)	(2,421,613)	(2,061,965)	(79,078,144)	159,735,519	1,683,579

Investment transactions in affiliates (Note 3)	—	—	—	(55,911)	—	—

Foreign currency contracts	67,320,903	2,745,342	989,608	68,746,973	112,220,426	1,908,916

Translation of assets and liabilities denominated in foreign currencies	(157,368)	(4,798)	(10,248)	(115,853)	(236,555)	(1,213)
Net increase (decrease) in unrealized appreciation/depreciation	(30,185,331)	318,931	(1,082,605)	(10,502,935)	271,719,390	3,591,282
Net realized and unrealized gain (loss) on investments	(49,124,036)	(1,293,695)	(785,021)	(19,861,875)	468,907,415	6,324,572
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,625,722)	$360,442	$17,074	$(4,281,977)	$501,459,219	$6,846,189

See Notes to Financial Statements.

44	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund		WisdomTree Germany Hedged Equity Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$42,498,314	$41,397,465	$1,654,137	$2,357,253	$802,095	$852,845

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(18,938,705)	61,473,088	(1,612,626)	(4,807,804)	297,584	(55,740)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(30,185,331)	31,948,323	318,931	(154,286)	(1,082,605)	1,613,082
Net increase (decrease) in net assets resulting from operations	(6,625,722)	134,818,876	360,442	(2,604,837)	17,074	2,410,187
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(44,382,000)	(40,224,525)	(1,724,250)	(2,393,909)	(810,000)	(889,504)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	28,245,179	23,922,673	10,188,628	19,411,083	1,864,725	—

Cost of shares redeemed	(7,966,836)	(581,668,771)	—	(26,217,220)	(3,638,932)	(5,033,589)

Net increase (decrease) in net assets resulting from capital share transactions	20,278,343	(557,746,098)	10,188,628	(6,806,137)	(1,774,207)	(5,033,589)
Net Increase (Decrease) in Net Assets	(30,729,379)	(463,151,747)	8,824,820	(11,804,883)	(2,567,133)	(3,512,906)
NET ASSETS:

Beginning of period	$1,402,595,658	$1,865,747,405	$48,966,650	$60,771,533	$21,842,448	$25,355,354

End of period	$1,371,866,279	$1,402,595,658	$57,791,470	$48,966,650	$19,275,315	$21,842,448
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	34,200,000 [1]	50,400,000 [1]	1,450,000	1,750,000	600,000	750,000

Shares created	700,000 [1]	600,000 [1]	300,000	550,000	50,000	—

Shares redeemed	(200,000)[1]	(16,800,000)[1]	—	(850,000)	(100,000)	(150,000)
Shares outstanding, end of period	34,700,000 [1]	34,200,000 [1]	1,750,000	1,450,000	550,000	600,000
[1] Shares were adjusted to reflect a 2:1 share split effective August 10, 2023.

See Notes to Financial Statements.

WisdomTree Trust	45

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)		For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,579,898	$40,343,152	$32,551,804	$54,558,772	$521,617		$592,040

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(9,358,940)	(122,646,277)	197,188,025	195,447,523	2,733,290		395,893

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(10,502,935)	132,616,560	271,719,390	(29,443,068)	3,591,282		2,766,223
Net increase (decrease) in net assets resulting from operations	(4,281,977)	50,313,435	501,459,219	220,563,227	6,846,189		3,754,156
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(17,592,000)	(152,589,770)	(24,144,117)	(70,598,895)	(267,024)		(888,720)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	329,606,886	351,881,143	1,259,238,289	425,626,096	21,026,255		—

Cost of shares redeemed	—	(30,111,720)	(108,804,769)	(965,252,969)	—		(4,344,141)

Net increase (decrease) in net assets resulting from capital share transactions	329,606,886	321,769,423	1,150,433,520	(539,626,873)	21,026,255		(4,344,141)
Net Increase (Decrease) in Net Assets	307,732,909	219,493,088	1,627,748,622	(389,662,541)	27,605,420		(1,478,705)
NET ASSETS:

Beginning of period	$1,396,585,649	$1,177,092,561	$1,530,181,913	$1,919,844,454	$24,124,781		$25,603,486

End of period	$1,704,318,558	$1,396,585,649	$3,157,930,535	$1,530,181,913	$51,730,201		$24,124,781
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	35,650,000	27,350,000	21,700,000	29,700,000	1,000,000	[1]	1,200,000 [1]

Shares created	8,300,000	9,100,000	15,350,000	6,650,000	800,000	[1]	— [1]

Shares redeemed	—	(800,000)	(1,300,000)	(14,650,000)	—	[1]	(200,000)[1]
Shares outstanding, end of period	43,950,000	35,650,000	35,750,000	21,700,000	1,800,000	[1]	1,000,000 [1]
[1] Shares were adjusted to reflect a 2:1 share split effective August 10, 2023.

See Notes to Financial Statements.

46	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2023 (unaudited)[1]	For the Year Ended March 31, 2023[1]	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of period	$41.01	$37.02	$36.36	$25.92	$31.95	$31.34
Investment operations:

Net investment income[2]	1.23	1.06	0.69	0.88	0.76	0.89

Net realized and unrealized gain (loss)	(1.42)	3.88	0.81	10.43	(6.10)	0.45
Total from investment operations	(0.19)	4.94	1.50	11.31	(5.34)	1.34
Dividends and distributions to shareholders:

Net investment income	(1.28)	(0.95)	(0.84)	(0.87)	(0.69)	(0.65)

Tax return of capital	—	—	—	—	—	(0.08)
Total dividends and distributions to shareholders	(1.28)	(0.95)	(0.84)	(0.87)	(0.69)	(0.73)
Net asset value, end of period	$39.54	$41.01	$37.02	$36.36	$25.92	$31.95

TOTAL RETURN[3]	(0.44)%	13.94%	4.04%	44.22%	(17.15)%	4.33%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,371,866	$1,402,596	$1,865,747	$1,937,668	$2,200,271	$3,744,358

Ratios to average net assets of:

Expenses	0.58%[4]	0.79%[5]	0.59%[5]	0.58%	0.58%	0.58%

Net investment income	6.04%[4]	2.95%	1.79%	2.81%	2.29%	2.86%
Portfolio turnover rate[6]	8%	38%	34%	55%	26%	18%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$33.77	$34.73	$33.96	$23.43	$30.17	$30.62
Investment operations:

Net investment income[2]	1.03	1.73	0.75	1.02	1.22	1.06

Net realized and unrealized gain (loss)	(0.74)	(1.06)	0.91 [7]	10.56	(6.92)	(0.89)
Total from investment operations	0.29	0.67	1.66	11.58	(5.70)	0.17
Dividends to shareholders:

Net investment income	(1.04)	(1.63)	(0.89)	(1.05)	(1.04)	(0.62)
Net asset value, end of period	$33.02	$33.77	$34.73	$33.96	$23.43	$30.17
TOTAL RETURN[3]	0.88%	2.53%	4.86%	50.50%	(19.62)%	0.54%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$57,791	$48,967	$60,772	$37,353	$49,197	$120,671

Ratios to average net assets of:

Expenses	0.58%[4]	0.59%[5]	0.63%[5]	0.58%	0.58%	0.58%

Net investment income	6.06%[4]	5.34%	2.08%	3.59%	3.99%	3.55%
Portfolio turnover rate[6]	8%	44%	57%	77%	49%	37%
[1]	Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust	47

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$36.40	$33.81	$34.95	$22.79	$28.63	$30.95
Investment operations:

Net investment income[1]	1.38	1.19	1.03	0.98	0.88	1.10

Net realized and unrealized gain (loss)	(1.38)	2.62	(0.79)	12.16	(5.87)	(2.64)
Total from investment operations	0.00 [2]	3.81	0.24	13.14	(4.99)	(1.54)
Dividends and distributions to shareholders:

Net investment income	(1.35)	(1.22)	(1.38)	(0.98)	(0.85)	(0.59)

Tax return of capital	—	—	—	—	—	(0.19)
Total dividends and distributions to shareholders	(1.35)	(1.22)	(1.38)	(0.98)	(0.85)	(0.78)
Net asset value, end of period	$35.05	$36.40	$33.81	$34.95	$22.79	$28.63

TOTAL RETURN[3]	(0.05)%	11.92%	0.50%	58.59%	(18.06)%	(5.07)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$19,275	$21,842	$25,355	$31,459	$29,622	$51,541

Ratios to average net assets of:

Expenses	0.48%[4]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	7.57%[4]	3.67%	2.90%	3.38%	2.95%	3.66%
Portfolio turnover rate[5]	11%	36%	24%	46%	41%	16%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$39.17	$43.04	$41.17	$30.61	$32.14	$30.78
Investment operations:

Net investment income[1]	0.39	1.29	1.25	0.88	0.78	0.64

Net realized and unrealized gain (loss)	(0.35)	(0.45)[6]	2.03	10.54	(1.59)	0.83

Net increase from payment by affiliate	—	—	0.00 [2]	0.08	—	—
Total from investment operations	0.04 [7]	0.84	3.28	11.50	(0.81)	1.47
Dividends and distributions to shareholders:

Net investment income	(0.43)	(1.33)	(1.41)	(0.94)	(0.72)	(0.11)

Capital gains	—	(3.38)	—	—	—	—
Total dividends and distributions to shareholders	(0.43)	(4.71)	(1.41)	(0.94)	(0.72)	(0.11)
Net asset value, end of period	$38.78	$39.17	$43.04	$41.17	$30.61	$32.14

TOTAL RETURN[3]	0.09%	3.00%	7.93%[8]	37.85%[9]	(2.70)%	4.78%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,704,319	$1,396,586	$1,177,093	$899,491	$592,346	$438,708

Ratios to average net assets of:

Expenses	0.58%[4,10,11]	0.59%[10,11,12]	0.58%[10,11]	0.58%[10,11]	0.58%[10,11]	0.58%

Net investment income	1.95%[4,10]	3.35%[10]	2.85%[10]	2.37%[10]	2.32%[10]	2.07%
Portfolio turnover rate[5]	4%	86%	61%	67%	61%	56%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Hedged Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[7]

The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal period.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain equity transactions during the period. Excluding the voluntary reimbursement, total return would have been unchanged.

[9]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.27% lower.

[10]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[11]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[12]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

48	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$70.52	$64.64	$61.01	$42.64	$50.42	$55.76
Investment operations:

Net investment income[1]	1.14	1.91	1.52	1.02	1.05	1.06

Net realized and unrealized gain (loss)	17.46	6.54 [2]	3.76	18.73	(7.52)	(5.03)

Net increase from payment by affiliate	—	—	—	0.00 [3]	—	—
Total from investment operations	18.60	8.45	5.28	19.75	(6.47)	(3.97)
Dividends to shareholders:

Net investment income	(0.79)	(2.57)	(1.65)	(1.38)	(1.31)	(1.37)
Net asset value, end of period	$88.33	$70.52	$64.64	$61.01	$42.64	$50.42

TOTAL RETURN[4]	26.47%	13.48%	8.79%	46.97%[5]	(13.26)%	(7.20)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$3,157,931	$1,530,182	$1,919,844	$1,674,759	$1,709,801	$3,254,417

Ratios to average net assets of:

Expenses	0.48%[6]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	2.81%[6]	2.93%	2.45%	2.03%	2.08%	1.96%
Portfolio turnover rate[7]	4%	37%	22%	25%	20%	23%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2023 (unaudited)[8]	For the Year Ended March 31, 2023[8]	For the Year Ended March 31, 2022[8]	For the Year Ended March 31, 2021[8]	For the Year Ended March 31, 2020[8]	For the Year Ended March 31, 2019[8]
Net asset value, beginning of period	$24.12	$21.33	$22.38	$16.94	$19.79	$22.07
Investment operations:

Net investment income[1]	0.38	0.56	0.49	0.32	0.37	0.26

Net realized and unrealized gain (loss)	4.46	3.06	(0.90)	5.73	(2.76)	(2.16)
Total from investment operations	4.84	3.62	(0.41)	6.05	(2.39)	(1.90)
Dividends to shareholders:

Net investment income	(0.22)	(0.83)	(0.64)	(0.61)	(0.46)	(0.38)
Net asset value, end of period	$28.74	$24.12	$21.33	$22.38	$16.94	$19.79

TOTAL RETURN[4]	20.15%	17.36%	(1.80)%	36.31%	(12.41)%	(8.77)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$51,730	$24,125	$25,603	$31,332	$44,049	$83,097

Ratios to average net assets of:

Expenses	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.84%[6]	2.52%	2.26%	1.67%	1.90%	1.20%
Portfolio turnover rate[7]	5%	46%	41%	41%	36%	38%
[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

See Notes to Financial Statements.

WisdomTree Trust	49

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider.

50	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the

WisdomTree Trust	51

Notes to Financial Statements (unaudited) (continued)

transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2023 and open positions in such derivatives as of September 30, 2023 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. Any collateral posted (or received) with respect to the derivative positions would be used to offset or reduce the payment due to (or due from) a counterparty in the event of default. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2023, if any, is reflected as a footnote within each Fund’s Schedule of Investments.The Funds’ maximum credit risk exposure to derivatives agreements would be the total value of derivatives disclosed in the table included in Note 2 — Master Netting Arrangements under the column entitled “Assets: Net Amount”.

As of September 30, 2023, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$36,614,887	Unrealized depreciation on foreign currency contracts	$120,331
Europe Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,519,920	Unrealized depreciation on foreign currency contracts	655
Germany Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	509,403	Unrealized depreciation on foreign currency contracts	228
International Hedged Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	45,813,340	Unrealized depreciation on foreign currency contracts	720,511
Japan Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	83,189,400	Unrealized depreciation on foreign currency contracts	41,153
Japan Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,452,567	Unrealized depreciation on foreign currency contracts	591

52	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign currency risk	$(18,181,863)	$67,320,903
Europe Hedged SmallCap Equity Fund
Foreign currency risk	(815,338)	2,745,342
Germany Hedged Equity Fund
Foreign currency risk	(290,344)	989,608
International Hedged Quality Dividend Growth Fund
Foreign currency risk	(2,540,763)	68,746,973
Japan Hedged Equity Fund
Foreign currency risk	191,656,664	112,220,426
Japan Hedged SmallCap Equity Fund
Foreign currency risk	3,235,221	1,908,916

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2023, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign Currency contracts (to receive USD)
Europe Hedged Equity Fund
Foreign currency risk	$1,410,396,903	$2,817,458,375
Europe Hedged SmallCap Equity Fund
Foreign currency risk	54,500,473	108,523,245
Germany Hedged Equity Fund
Foreign currency risk	21,565,606	42,562,650
International Hedged Quality Dividend Growth Fund
Foreign currency risk	1,594,280,129	3,182,399,008
Japan Hedged Equity Fund
Foreign currency risk	2,264,686,636	4,588,279,198
Japan Hedged SmallCap Equity Fund
Foreign currency risk	36,378,569	73,858,227

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

WisdomTree Trust	53

Notes to Financial Statements (unaudited) (continued)

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of September 30, 2023, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

54	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes. During the period ended September 30, 2023, the Funds utilized foreign currency contracts primarily to offset exposure to foreign currencies consistent with each Fund’s investment objective. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

WisdomTree Trust	55

Notes to Financial Statements (unaudited) (continued)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2023, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Hedged Equity Fund
Securities Lending	$68,385,583	$—	$(68,385,583)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	36,614,887	(12,154)	—	36,602,733	120,331	(12,154)	—	108,177
Europe Hedged SmallCap Equity Fund
Securities Lending	3,458,188	—	(3,458,188)[1]	—	—	—	—	—
Foreign Currency Contracts	1,519,920	(476)	—	1,519,444	655	(476)	—	179
Germany Hedged Equity Fund
Securities Lending	51,534	—	(51,534)[1]	—	—	—	—	—
Foreign Currency Contracts	509,403	(118)	—	509,285	228	(118)	—	110
International Hedged Quality Dividend Growth Fund
Securities Lending	73,748,003	—	(73,748,003)[1]	—	—	—	—	—
Foreign Currency Contracts	45,813,340	(714,680)	—	45,098,660	720,511	(714,680)	—	5,831
Japan Hedged Equity Fund
Securities Lending	227,850,977	—	(227,850,977)[1]	—	—	—	—	—
Foreign Currency Contracts	83,189,400	(41,153)	—	83,148,247	41,153	(41,153)	—	—
Japan Hedged SmallCap Equity Fund
Securities Lending	14,063,986	—	(14,063,986)[1]	—	—	—	—	—
Foreign Currency Contracts	1,452,567	(366)	—	1,452,201	591	(366)	—	225
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

56	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s

WisdomTree Trust	57

Notes to Financial Statements (unaudited) (continued)

Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2023, WT held shares of and received distributions from the following Fund, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Fund’s shares trade:

	At September 30, 2023		For the fiscal period ended September 30, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Japan Hedged Equity Fund	15	$1,324	$13

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2023, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Hedged Equity Fund	$172,643,181	$114,114,735	$16,140,854	$7,838,500
Europe Hedged SmallCap Equity Fund	6,223,996	4,358,409	10,104,104	—
Germany Hedged Equity Fund	2,566,783	2,230,588	1,826,234	3,573,494
International Hedged Quality Dividend Growth Fund	142,644,896	68,554,359	308,132,032	—
Japan Hedged Equity Fund	408,083,562	88,092,363	1,207,832,537	108,460,732
Japan Hedged SmallCap Equity Fund	6,355,981	1,758,444	21,114,900	—

58	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At September 30, 2023, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$1,315,798,716	$234,527,510	$(123,490,627)	$111,036,883	$—	$(867)	$(867)	$111,036,015
Europe Hedged SmallCap Equity Fund	62,193,791	3,060,744	(6,143,886)	(3,083,142)	—	(37)	(37)	(3,083,179)
Germany Hedged Equity Fund	19,097,078	2,053,798	(2,175,351)	(121,553)	—	(2)	(2)	(121,555)
International Hedged Quality Dividend Growth Fund	1,586,662,589	224,789,631	(66,653,681)	158,135,950	2,505,604	(20,655)	2,484,949	160,620,900
Japan Hedged Equity Fund	3,103,291,733	260,980,503	(145,023,579)	115,956,924	—	—	—	115,956,924
Japan Hedged SmallCap Equity Fund	57,018,506	3,898,947	(2,935,581)	963,366	—	—	—	963,366
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Less: Foreign withholding taxes,” the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2023, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds. The Europe Hedged Equity Fund expects to enter into a closing agreement with the Internal Revenue Service on ECJ tax reclaims received in the prior fiscal year that exceeded foreign withholding taxes paid and has recognized estimated closing agreement fees of $4,318,457 which are shown on the Statements of Assets and Liabilities in “Payables: Other”.

7. SUBSEQUENT EVENT

At the recommendation of WTAM, the investment adviser of WisdomTree Germany Hedged Equity Fund (the “Affected Fund”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Fund, among other considerations, the Board of Trustees determined to close and liquidate the Affected Fund. After the close of business

WisdomTree Trust	59

Notes to Financial Statements (unaudited) (continued)

on October 20, 2023, the Affected Fund no longer accepted creation orders. The last day of secondary market trading of the Affected Fund’s shares was also October 20, 2023. Shareholders were able to sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. When the Affected Fund commenced liquidation of its portfolio, which occurred on or around October 23, 2023, but may have occurred before October 23, 2023, the liquidation process resulted in the Affected Fund increasing its cash holdings and deviating from the investment objective and strategies stated in its prospectus. It is anticipated that shareholders remaining in the Affected Fund after the last day of trading will have their shares redeemed automatically on or around October 30, 2023, and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares as calculated on or about October 27, 2023. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in the Affected Fund and that receive cash will not be charged any transaction fees by the Affected Fund. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares (or below) the adjusted cost basis in such shares.

8. ADDITIONAL INFORMATION

The Board authorized a two-for-one share split for Europe Hedged Equity Fund and Japan Hedged SmallCap Equity Fund, effective after the close of trading on August 9, 2023, for the shareholders of record on August 7, 2023. The share split increased the number of shares outstanding and decreased the net asset value per share by a factor of two. The share split did not change the total value of a shareholder’s investment. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and financial highlights to reflect the effect of the share split.

*  *  *  *  *

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury goods imports from Russia.
These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

*  *  *  *  *  *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

60	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

*  *  *  *  *  *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions.” The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

WisdomTree Trust	61

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 18-19, 2023 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”), pursuant to which Mellon coordinates the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 18, 2023, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2023, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

62	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the

WisdomTree Trust	63

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

64	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

WisdomTree Trust	65

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your

smartphone camera to

learn more at

WisdomTree.com/investments

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-431471

WisdomTree Trust

Semi-Annual Report

September 30, 2023

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International AI Enhanced Value Fund (AIVI)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown†

Sector	% of Net Assets
Health Care	20.1%
Industrials	17.5%
Consumer Staples	17.4%
Consumer Discretionary	15.7%
Financials	9.1%
Information Technology	7.2%
Communication Services	5.6%
Materials	3.4%
Utilities	2.1%
Energy	0.6%
Real Estate	0.6%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	5.3%
Novartis AG, Registered Shares	5.2%
Nestle SA, Registered Shares	3.6%
Industria de Diseno Textil SA	3.5%
Sanofi	3.4%
GSK PLC	3.0%
Novo Nordisk AS, Class B	2.8%
Roche Holding AG	2.8%
Deutsche Telekom AG, Registered Shares	2.8%
Unilever PLC	2.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$965.20	0.58%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-3.48%	24.91%	4.24%	4.92%	3.86%
Fund Market Price Returns	-3.81%	26.43%	4.07%	4.89%	3.78%
WisdomTree Europe Quality Dividend Growth Index	-3.46%	25.41%	4.65%	5.38%	4.33%
MSCI Europe Index	-2.35%	28.85%	7.23%	3.96%	2.73%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	28.1%
Financials	15.1%
Consumer Discretionary	14.7%
Materials	11.7%
Consumer Staples	5.9%
Information Technology	5.9%
Real Estate	5.8%
Energy	4.3%
Health Care	3.3%
Communication Services	2.6%
Utilities	1.0%
Investment Company	0.3%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
SSAB AB, Class A	2.7%
D/S Norden AS	1.8%
Sydbank AS	1.6%
Redrow PLC	1.4%
Konecranes Oyj	1.4%
MPC Container Ships ASA	1.3%
Bank of Georgia Group PLC	1.2%
Pagegroup PLC	1.1%
Bekaert SA	1.0%
Landis & Gyr Group AG	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$938.90	0.58%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-6.11%	21.81%	4.21%	0.41%	4.20%
Fund Market Price Returns	-6.61%	22.47%	4.19%	0.39%	4.14%
WisdomTree Europe SmallCap Dividend Index	-6.31%	21.48%	4.39%	0.62%	4.76%
MSCI Europe Small Cap Index	-5.42%	23.17%	1.26%	0.63%	4.37%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

Sector Breakdown†

Sector	% of Net Assets
Financials	30.7%
Industrials	15.1%
Materials	10.8%
Consumer Staples	8.6%
Real Estate	6.3%
Energy	6.3%
Utilities	5.8%
Health Care	5.7%
Communication Services	3.6%
Consumer Discretionary	3.5%
Investment Company	1.1%
Information Technology	1.1%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Swiss Re AG	3.0%
Aviva PLC	2.7%
Enagas SA	2.6%
Zurich Insurance Group AG	2.4%
GSK PLC	2.3%
British American Tobacco PLC	2.3%
Publicis Groupe SA	2.0%
Vinci SA	1.9%
Phoenix Group Holdings PLC	1.9%
Groupe Bruxelles Lambert NV	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation by investing primarily in equity securities selected from a universe of developed market equities, excluding the United States and Canada, that exhibit value characteristics based on the selection results of a proprietary, quantitative artificial intelligence (AI) model developed by Voya Investment Management Co., LLC., the Fund’s sub-adviser. Prior to January 18, 2022, Fund performance reflects the investment objective of the Fund when it was the WisdomTree International Dividend ex-Financials Fund and tracked the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the “Former Index”). In seeking to track the Former Index, the Fund invested in high-dividend-yielding companies in the developed world excluding the U.S. and Canada, and excluding the financials sector.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,005.00	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	0.50%	29.19%	6.96%	2.50%	2.48%
Fund Market Price Returns[1]	0.02%	29.69%	6.70%	2.49%	2.46%
MSCI EAFE Value Index	3.76%	31.51%	11.11%	2.81%	2.97%
*	Returns of less than one year are cumulative.

[1]

The Fund’s investment objective changed effective January 18, 2022. Prior to January 18, 2022, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.5%
Industrials	12.9%
Materials	10.6%
Consumer Discretionary	10.4%
Consumer Staples	8.4%
Health Care	8.4%
Energy	7.2%
Communication Services	6.7%
Utilities	4.8%
Real Estate	3.9%
Information Technology	3.4%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	3.5%
Novartis AG, Registered Shares	2.0%
Shell PLC	1.8%
TotalEnergies SE	1.7%
HSBC Holdings PLC	1.6%
Nestle SA, Registered Shares	1.6%
LVMH Moet Hennessy Louis Vuitton SE	1.3%
Rio Tinto PLC	1.2%
Toyota Motor Corp.	1.1%
Roche Holding AG	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,003.80	0.48%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.38%	25.60%	6.64%	2.01%	3.16%
Fund Market Price Returns	-0.24%	25.81%	6.34%	1.94%	3.03%
WisdomTree International Equity Index	0.26%	25.80%	6.91%	2.26%	3.39%
MSCI EAFE Index	-1.28%	25.65%	5.75%	3.24%	3.82%
MSCI EAFE Value Index	3.76%	31.51%	11.11%	2.81%	2.97%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown†

Sector	% of Net Assets
Financials	26.0%
Materials	14.8%
Energy	9.2%
Industrials	8.4%
Utilities	8.3%
Health Care	7.8%
Consumer Discretionary	7.4%
Communication Services	7.4%
Real Estate	5.6%
Consumer Staples	3.8%
Information Technology	0.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	5.4%
Novartis AG, Registered Shares	3.9%
TotalEnergies SE	3.3%
HSBC Holdings PLC	2.5%
Rio Tinto PLC	2.3%
Mercedes-Benz Group AG	1.7%
BP PLC	1.5%
Sanofi	1.4%
SoftBank Corp.	1.3%
Commonwealth Bank of Australia	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,005.70	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.57%	27.14%	9.13%	2.15%	2.57%
Fund Market Price Returns	-0.11%	26.64%	8.86%	2.15%	2.49%
WisdomTree International High Dividend Index	0.47%	27.40%	9.44%	2.42%	2.87%
MSCI EAFE Value Index	3.76%	31.51%	11.11%	2.81%	2.97%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown†

Sector	% of Net Assets
Financials	24.0%
Consumer Discretionary	10.7%
Health Care	10.4%
Materials	9.9%
Industrials	9.8%
Consumer Staples	9.5%
Energy	8.8%
Communication Services	7.2%
Utilities	4.7%
Information Technology	2.5%
Real Estate	1.6%
Investment Company	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	4.7%
Novartis AG, Registered Shares	2.7%
Shell PLC	2.4%
TotalEnergies SE	2.3%
HSBC Holdings PLC	2.2%
Nestle SA, Registered Shares	2.2%
LVMH Moet Hennessy Louis Vuitton SE	1.8%
Toyota Motor Corp.	1.5%
Rio Tinto PLC	1.5%
Roche Holding AG	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,007.30	0.48%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.73%	26.97%	7.89%	2.75%	3.10%
Fund Market Price Returns	0.28%	27.03%	7.78%	2.80%	3.04%
WisdomTree International LargeCap Dividend Index	0.57%	27.02%	8.08%	2.94%	3.33%
MSCI EAFE Index	-1.28%	25.65%	5.75%	3.24%	3.82%
MSCI EAFE Value Index	3.76%	31.51%	11.11%	2.81%	2.97%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	21.0%
Financials	19.0%
Materials	12.5%
Real Estate	11.4%
Consumer Discretionary	8.0%
Utilities	6.1%
Communication Services	5.8%
Consumer Staples	5.5%
Information Technology	4.7%
Energy	3.2%
Health Care	2.1%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nippon Yusen KK	1.4%
South32 Ltd.	1.1%
Mitsui OSK Lines Ltd.	1.1%
ACS Actividades de Construccion y Servicios SA	0.9%
Power Assets Holdings Ltd.	0.9%
Koninklijke KPN NV	0.7%
Talanx AG	0.7%
Randstad NV	0.7%
Kawasaki Kisen Kaisha Ltd.	0.7%
Erste Group Bank AG	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$994.10	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.59%	23.25%	4.24%	0.52%	3.33%
Fund Market Price Returns	-1.09%	24.08%	4.22%	0.58%	3.30%
WisdomTree International MidCap Dividend Index	-0.63%	23.56%	4.44%	0.86%	3.70%
MSCI EAFE Mid Cap Index	-2.01%	22.69%	1.78%	1.03%	3.75%
MSCI EAFE Mid Cap Value Index	0.97%	26.10%	6.38%	0.86%	3.57%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree International Multifactor Fund (DWMF)

Sector Breakdown†

Sector	% of Net Assets
Industrials	18.6%
Financials	16.8%
Consumer Staples	14.6%
Health Care	11.2%
Communication Services	8.9%
Utilities	8.2%
Consumer Discretionary	7.6%
Information Technology	6.6%
Materials	3.3%
Energy	2.8%
Real Estate	0.4%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novartis AG, Registered Shares	1.7%
National Grid PLC	1.4%
Sanofi	1.3%
AXA SA	1.2%
Toshiba Corp.	1.2%
Deutsche Telekom AG, Registered Shares	1.2%
Ipsen SA	1.2%
Swisscom AG, Registered Shares	1.1%
Jeronimo Martins SGPS SA	1.1%
Check Point Software Technologies Ltd.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation by investing primarily in equity securities of developed countries, excluding the U.S. and Canada, with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund seeks to manage its currency risk by dynamically hedging currency fluctuations in the relative value of the applicable international currencies against the U.S. dollar, ranging from a 0% to 100% hedge.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,010.40	0.38%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	0.38%	$1.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.04%	18.06%	4.89%	2.89%	3.15%
Fund Market Price Returns	0.62%	18.10%	4.62%	2.83%	3.13%
MSCI EAFE Local Currency Index	2.96%	20.32%	10.81%	5.65%	5.72%
MSCI EAFE Index	-1.28%	25.65%	5.75%	3.24%	3.46%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	20.1%
Health Care	19.8%
Consumer Staples	18.4%
Industrials	14.6%
Information Technology	11.7%
Financials	5.0%
Communication Services	3.6%
Materials	2.5%
Utilities	2.0%
Real Estate	1.1%
Energy	0.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	5.4%
Novartis AG, Registered Shares	4.7%
Industria de Diseno Textil SA	4.5%
Unilever PLC	4.5%
GSK PLC	4.1%
Nestle SA, Registered Shares	3.9%
Novo Nordisk AS, Class B	3.8%
SAP SE	3.1%
L’Oreal SA	2.9%
Roche Holding AG	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$960.80	0.42%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	0.42%	$2.12

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-3.92%	23.36%	2.53%	4.38%	5.90%
Fund Market Price Returns	-4.53%	24.03%	2.41%	4.31%	5.91%
WisdomTree International Quality Dividend Growth Index	-3.83%	23.70%	2.85%	4.71%	6.25%
MSCI EAFE Index	-1.28%	25.65%	5.75%	3.24%	5.98%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.4%
Financials	14.6%
Consumer Discretionary	13.5%
Materials	12.4%
Real Estate	9.6%
Information Technology	7.4%
Consumer Staples	5.5%
Health Care	3.8%
Communication Services	3.6%
Energy	2.0%
Utilities	2.0%
Investment Company	0.0%	*
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
D/S Norden AS	0.8%
SSAB AB, Class A	0.6%
Azimut Holding SpA	0.6%
Sydbank AS	0.6%
Coface SA	0.6%
Bank of Georgia Group PLC	0.6%
Kobe Steel Ltd.	0.6%
Sims Ltd.	0.6%
Deterra Royalties Ltd.	0.5%
CSR Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$979.10	0.58%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-2.09%	17.64%	3.05%	-0.30%	3.18%
Fund Market Price Returns	-2.96%	17.29%	2.82%	-0.36%	3.08%
WisdomTree International SmallCap Dividend Index	-2.29%	17.92%	3.70%	0.53%	3.88%
MSCI EAFE Small Cap Index	-2.95%	17.90%	1.10%	0.76%	4.30%
MSCI EAFE Small Cap Value Index	-0.22%	22.47%	5.83%	1.09%	4.01%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2023 (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.9%
Materials	16.6%
Consumer Discretionary	16.5%
Information Technology	12.2%
Financials	10.7%
Consumer Staples	7.3%
Health Care	4.3%
Communication Services	1.9%
Real Estate	1.8%
Energy	1.4%
Utilities	0.8%
Investment Company	0.4%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Kobe Steel Ltd.	1.7%
Cosmo Energy Holdings Co. Ltd.	0.9%
Tokyo Seimitsu Co. Ltd.	0.7%
Aozora Bank Ltd.	0.6%
Seven Bank Ltd.	0.6%
Nippon Electric Glass Co. Ltd.	0.6%
Macnica Holdings, Inc.	0.6%
Toyo Tire Corp.	0.5%
K’s Holdings Corp.	0.5%
Mebuki Financial Group, Inc.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the Japanese equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,048.60	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	0.58%	$2.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.86%	25.19%	2.52%	0.26%	5.21%
Fund Market Price Returns	3.97%	24.63%	2.16%	0.22%	5.16%
WisdomTree Japan SmallCap Dividend Index	5.02%	25.78%	2.73%	0.56%	5.74%
MSCI Japan Small Cap Index	1.37%	18.10%	-0.69%	-0.41%	4.57%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets, excluding the U.S. and Canada.

The MSCI EAFE Mid Cap Value Index captures mid cap securities exhibiting overall value style characteristics across Developed Markets countries, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Value Index captures small cap securities exhibiting overall value style characteristics across Developed Markets countries, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of the “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within developed market European countries.

The MSCI Europe Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of “small” stocks within developed market European countries.

The MSCI Japan Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

WisdomTree Trust	13

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree International Equity Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying

WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

14	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	JPY	Japanese yen
CHF	Swiss franc	NOK	Norwegian krone
DKK	Danish krone	NZD	New Zealand dollar
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
HKD	Hong Kong dollar	USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	15

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.3%

Austria – 0.4%

EVN AG	3,153	$84,457

Oesterreichische Post AG	2,490	81,857

Verbund AG	1,227	100,095

Total Austria		266,409

Belgium – 0.8%

D’ieteren Group	387	65,517

Etablissements Franz Colruyt NV	2,297	99,612

Melexis NV	832	71,968

UCB SA	1,598	131,188

VGP NV	1,094	101,870

Warehouses De Pauw CVA	3,463	85,942

Total Belgium		556,097

China – 0.3%

Prosus NV*	8,097	239,350

Denmark – 3.9%

Alm Brand AS	28,457	42,787

Chr Hansen Holding AS	1,126	69,128

Coloplast AS, Class B	2,016	213,988

Dfds AS	1,262	41,785

FLSmidth & Co. AS	185	8,384

Novo Nordisk AS, Class B	21,602	1,974,888

Novozymes AS, Class B	1,706	68,960

Pandora AS	2,144	222,704

Royal Unibrew AS	788	61,065

Scandinavian Tobacco Group AS(a)	2,403	36,677

Total Denmark		2,740,366

Finland – 2.4%

Elisa Oyj	4,044	187,919

Fortum Oyj(b)	37,474	436,233

Kone Oyj, Class B	10,399	439,517

Konecranes Oyj	2,698	89,866

Metso Oyj	14,639	154,277

Neste Oyj(b)	7,003	238,225

Sanoma Oyj(b)	3,615	26,639

Valmet Oyj(b)	5,041	115,603

Total Finland		1,688,279

France – 22.2%

Air Liquide SA	5,550	939,230

Airbus SE	6,038	811,749

BioMerieux	551	53,565

Bollore SE	19,790	106,649

Bouygues SA	12,848	450,797

Bureau Veritas SA	5,138	127,891

Capgemini SE	1,282	225,043

Carrefour SA	9,389	161,883

Danone SA	10,211	564,977

Dassault Aviation SA	785	148,272

Dassault Systemes SE	3,500	130,790

Eurazeo SE	1,413	84,450

Gaztransport & Technigaz SA	637	78,570

Hermes International SCA	336	615,359

Kering SA	1,675	765,934

L’Oreal SA	3,011	1,253,481

La Francaise des Jeux SAEM(a)	3,771	122,970

LVMH Moet Hennessy Louis Vuitton SE	4,888	3,707,492

Metropole Television SA	6,448	81,785

Remy Cointreau SA(b)	288	35,264

Rubis SCA	4,802	107,987

Sanofi	22,343	2,400,576

Sartorius Stedim Biotech	161	38,524

Schneider Electric SE	6,629	1,101,757

Societe BIC SA	800	52,895

Sodexo SA	1,107	114,297

Sopra Steria Group SACA	319	66,164

Teleperformance SE	342	43,234

Thales SA	2,552	359,627

Veolia Environnement SA	16,258	472,157

Verallia SA(a)	2,439	96,268

Vivendi SE	17,277	151,751

Wendel SE	911	72,387

Total France		15,543,775

Georgia – 0.1%

Bank of Georgia Group PLC	1,744	78,547

Germany – 10.7%

adidas AG	3,509	619,019

AIXTRON SE	477	17,585

Bechtle AG	904	42,343

Beiersdorf AG	766	99,064

Bilfinger SE	230	7,900

Carl Zeiss Meditec AG, Bearer Shares	338	29,638

Deutsche Telekom AG, Registered Shares	92,939	1,954,995

Fielmann Group AG	2,103	91,021

Gerresheimer AG	246	25,902

Hannover Rueck SE	2,263	498,118

Hella GmbH & Co. KGaA	542	38,447

Henkel AG & Co. KGaA	3,182	201,193

Hugo Boss AG	470	29,817

MTU Aero Engines AG	389	70,736

Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,103	1,212,605

Nemetschek SE	385	23,593

Puma SE	1,477	91,950

Rheinmetall AG	487	125,758

SAP SE	12,953	1,684,352

Scout24 SE(a)	823	57,213

Siemens Healthineers AG(a)	8,944	454,534

Stroeer SE & Co. KGaA	1,574	70,158

Symrise AG	746	71,337

Total Germany		7,517,278

Ireland – 0.2%

Glanbia PLC	3,206	52,986

Kerry Group PLC, Class A	743	62,287

Total Ireland		115,273

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2023

Investments	Shares	Value

Israel – 0.1%

Plus500 Ltd.	3,160	$53,110

Italy – 2.4%

Azimut Holding SpA	6,676	146,171

Banca Generali SpA	4,364	154,829

Banca Mediolanum SpA	25,864	221,861

BPER Banca	27,151	83,277

Buzzi SpA	2,981	81,807

Davide Campari-Milano NV	1,883	22,259

De’ Longhi SpA	3,816	83,309

Enav SpA(a)(b)	9,381	34,802

Ferrari NV	767	227,134

FinecoBank Banca Fineco SpA	9,898	120,672

Italgas SpA	25,848	132,783

Leonardo SpA	5,901	85,343

Moncler SpA	2,042	119,081

RAI Way SpA(a)	9,021	47,277

Recordati Industria Chimica e Farmaceutica SpA	2,863	135,525

Total Italy		1,696,130

Netherlands – 5.9%

Aegon NV(b)	51,806	251,321

ASM International NV	253	106,476

ASML Holding NV	2,236	1,323,594

BE Semiconductor Industries NV	2,766	272,351

Euronext NV(a)	1,715	119,840

Ferrovial SE	10,246	314,265

Heineken Holding NV	2,513	189,969

Heineken NV(b)	3,632	320,935

Koninklijke KPN NV	113,160	373,682

SBM Offshore NV	7,177	94,451

Universal Music Group NV(b)	19,828	519,154

Wolters Kluwer NV	2,152	261,222

Total Netherlands		4,147,260

Norway – 0.7%

Austevoll Seafood ASA	5,101	36,073

Gjensidige Forsikring ASA	10,751	159,130

Kongsberg Gruppen ASA	1,199	49,714

Leroy Seafood Group ASA	14,619	61,659

Salmar ASA	2,961	151,211

TOMRA Systems ASA	476	5,464

Total Norway		463,251

Portugal – 0.3%

Jeronimo Martins SGPS SA	8,998	202,536

Spain – 3.7%

CIE Automotive SA	2,198	59,668

Industria de Diseno Textil SA	65,026	2,429,585

Laboratorios Farmaceuticos Rovi SA	717	38,981

Unicaja Banco SA(a)(b)	46,330	49,984

Viscofan SA	698	42,714

Total Spain		2,620,932

Sweden – 5.1%

Alfa Laval AB	5,139	177,761

Assa Abloy AB, Class B	10,331	226,509

Atlas Copco AB, Class A	26,966	365,489

Atlas Copco AB, Class B	16,329	192,686

Avanza Bank Holding AB(b)	3,855	67,206

Axfood AB	2,796	64,443

Bilia AB, Class A	3,615	35,437

Elekta AB, Class B	7,624	52,225

Epiroc AB, Class A	6,524	124,905

Epiroc AB, Class B	5,413	87,292

Essity AB, Class B	7,730	167,845

Evolution AB(a)	1,770	180,255

Hexagon AB, Class B	13,030	111,995

Hexpol AB	11,045	98,767

Husqvarna AB, Class B(b)	12,384	95,454

Indutrade AB	2,829	52,782

Investment AB Latour, Class B	6,174	109,538

Lifco AB, Class B	995	17,580

Loomis AB	1,611	43,685

Mycronic AB	859	17,869

Nibe Industrier AB, Class B	5,577	36,858

Nordnet AB publ	5,857	77,848

Saab AB, Class B	959	49,150

Sagax AB, Class B	1,965	37,711

Sandvik AB	17,764	329,635

Securitas AB, Class B	12,782	101,958

SKF AB, Class B	10,070	168,834

Sweco AB, Class B	5,077	47,760

Telefonaktiebolaget LM Ericsson, Class B(b)	68,821	337,827

Thule Group AB(a)(b)	3,535	93,352

Total Sweden		3,570,656

Switzerland – 21.4%

ABB Ltd., Registered Shares	31,987	1,146,888

BKW AG	691	121,990

Clariant AG, Registered Shares	4,267	67,634

Coca-Cola HBC AG	4,418	121,275

DKSH Holding AG	1,076	72,984

Galenica AG(a)	763	56,508

Geberit AG, Registered Shares	514	257,899

Georg Fischer AG, Registered Shares	1,016	57,364

Givaudan SA, Registered Shares	107	350,195

Landis & Gyr Group AG	725	52,544

Logitech International SA, Registered Shares	1,751	121,123

Lonza Group AG, Registered Shares	215	100,026

Nestle SA, Registered Shares	22,124	2,508,902

Novartis AG, Registered Shares	35,531	3,645,928

Partners Group Holding AG	522	590,303

Roche Holding AG	7,173	1,963,793

Roche Holding AG, Bearer Shares	932	274,465

Schindler Holding AG, Participation Certificate	476	95,221

Schindler Holding AG, Registered Shares	1,042	201,383

SFS Group AG	604	66,157

SGS SA, Registered Shares	3,731	314,125

SIG Group AG	5,013	124,065

Sika AG, Registered Shares	1,079	274,940

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2023

Investments	Shares	Value

Sonova Holding AG, Registered Shares	526	$125,175

Stadler Rail AG	1,745	68,213

Straumann Holding AG, Registered Shares	556	71,232

Sulzer AG, Registered Shares	1,066	102,137

Temenos AG, Registered Shares	735	51,759

VAT Group AG(a)	405	145,655

Zurich Insurance Group AG	4,018	1,845,170

Total Switzerland		14,995,053

United Kingdom – 15.7%

Airtel Africa PLC(a)	74,880	114,792

Ashtead Group PLC	3,841	234,500

Auto Trader Group PLC(a)	8,394	63,275

BAE Systems PLC	53,296	649,073

Beazley PLC	7,143	48,256

British American Tobacco PLC	60,158	1,892,184

Britvic PLC	2,142	22,798

Burberry Group PLC	5,402	125,835

CNH Industrial NV	16,180	197,687

Compass Group PLC	12,521	305,650

Computacenter PLC	2,429	75,007

Croda International PLC	1,080	64,789

Dechra Pharmaceuticals PLC	774	35,785

Diageo PLC	18,210	674,343

Diploma PLC	1,621	59,434

Drax Group PLC	8,995	48,175

Dunelm Group PLC	5,326	68,257

Fresnillo PLC	13,739	92,431

Games Workshop Group PLC	883	113,918

Greggs PLC	1,745	52,139

Halma PLC	2,035	48,149

Hargreaves Lansdown PLC	11,628	109,737

Howden Joinery Group PLC	11,519	103,534

IMI PLC	3,318	63,501

Imperial Brands PLC	25,977	528,543

Intertek Group PLC	2,311	115,987

Investec PLC	21,476	126,266

ITV PLC	155,804	134,296

Next PLC	2,603	231,800

Ninety One PLC(b)	28,443	59,399

Pagegroup PLC	18,051	92,359

Pearson PLC	8,702	92,235

Pets at Home Group PLC	11,787	48,166

Reckitt Benckiser Group PLC	8,252	583,570

RELX PLC	23,277	788,398

Rentokil Initial PLC	14,312	106,593

Rightmove PLC	7,786	53,427

Rotork PLC	11,800	45,022

RS Group PLC	4,817	43,237

Sage Group PLC	15,151	182,891

Segro PLC	19,549	171,653

Smith & Nephew PLC	12,935	161,509

Spectris PLC	1,741	72,122

Spirax-Sarco Engineering PLC	540	62,786

Tate & Lyle PLC	6,195	51,833

TBC Bank Group PLC	2,426	88,387

Unilever PLC	38,647	1,916,069

Victrex PLC	1,282	21,985

Total United Kingdom		11,041,782

United States – 3.0%

GSK PLC	116,471	2,121,007
TOTAL COMMON STOCKS (Cost: $66,377,905)		69,657,091

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%

United States – 1.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $1,109,418)	1,109,418	1,109,418

TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $67,487,323)		70,766,509

Other Assets less Liabilities – (0.9)%		(612,360)

NET ASSETS – 100.0%		$70,154,149

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,934,053 and the total market value of the collateral held by the Fund was $2,046,569. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $937,151.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2023	4,300	USD	3,524	GBP	$—	$(1)
Goldman Sachs	10/3/2023	10,893	USD	9,968	CHF	—	(4)
Goldman Sachs	10/3/2023	8,656	USD	8,185	EUR	—	(10)
Goldman Sachs	10/3/2023	25,138	USD	274,484	SEK	—	(127)
						$—	$(142)

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$69,657,091	$—	$—	$69,657,091
Investment of Cash Collateral for Securities Loaned	—	1,109,418	—	1,109,418
Total Investments in Securities	$69,657,091	$1,109,418	$—	$70,766,509
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(142)	$—	$(142)
Total – Net	$69,657,091	$1,109,276	$—	$70,766,367
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 98.4%

Austria – 0.8%

AT&S Austria Technologie & Systemtechnik AG	20,398	$605,130

S IMMO AG*	29,570	401,359

Schoeller-Bleckmann Oilfield Equipment AG	5,248	310,043

Semperit AG Holding	8,811	159,147

Total Austria		1,475,679

Belgium – 1.8%

Bekaert SA	41,013	1,842,852

Deceuninck NV	64,293	147,712

Fagron	25,051	427,281

Recticel SA(a)	23,243	230,828

Xior Student Housing NV(a)	24,989	716,988

Total Belgium		3,365,661

Denmark – 6.7%

Cementir Holding NV	39,124	310,669

Chemometec AS*	2,074	99,059

D/S Norden AS	60,539	3,377,985

Dfds AS	36,961	1,223,777

FLSmidth & Co. AS	18,424	834,981

Matas AS	22,935	317,818

Per Aarsleff Holding AS	11,359	522,535

Scandinavian Tobacco Group AS(b)	78,679	1,200,874

Schouw & Co. AS	9,696	647,712

Spar Nord Bank AS	85,948	1,335,006

Sydbank AS	61,735	2,946,858

Total Denmark		12,817,274

Finland – 6.2%

Aktia Bank Oyj	18,989	182,952

Caverion Oyj	42,505	387,469

Citycon Oyj*(a)	157,219	883,047

Harvia Oyj	16,438	445,188

Kamux Corp.(a)	38,546	226,703

Kemira Oyj	50,988	795,718

Konecranes Oyj	80,091	2,667,693

Lassila & Tikanoja Oyj(a)	11,434	117,910

Marimekko Oyj(a)	29,140	324,254

Musti Group Oyj*	18,363	349,953

Outokumpu Oyj(a)	380,194	1,597,643

Puuilo Oyj	80,547	686,923

Terveystalo Oyj(a)(b)	53,024	424,412

Tokmanni Group Corp.(a)	97,430	1,356,475

Uponor Oyj	41,226	1,241,350

Total Finland		11,687,690

France – 4.3%

Beneteau SA	36,203	439,261

Coface SA	128,263	1,640,445

Derichebourg SA	181,349	917,776

Etablissements Maurel & Prom SA	206,107	1,067,512

Fnac Darty SA(a)	38,228	938,994

Lectra(a)	11,437	311,805

LISI	12,454	293,381

Maisons du Monde SA(a)(b)	54,320	418,970

Mersen SA	11,614	464,801

Quadient SA	25,111	507,798

Television Francaise 1 SA(a)	150,925	1,157,692

Total France		8,158,435

Georgia – 1.2%

Bank of Georgia Group PLC	50,301	2,265,471

Germany – 7.1%

7C Solarparken AG	64,693	221,577

BayWa AG	10,881	388,233

Bilfinger SE	27,639	949,285

Cliq Digital AG	9,023	179,216

CropEnergies AG	49,434	414,519

Deutz AG	88,343	390,969

Duerr AG	23,981	652,520

Energiekontor AG	3,792	309,138

Gerresheimer AG	14,300	1,505,686

GFT Technologies SE	5,642	157,580

Hamborner REIT AG	33,734	230,367

Hamburger Hafen und Logistik AG	32,404	577,056

Hornbach Holding AG & Co. KGaA	11,987	767,185

Instone Real Estate Group SE(b)	68,373	424,929

Jenoptik AG	13,667	347,278

JOST Werke SE(b)	7,016	337,240

Kloeckner & Co. SE	212,074	1,534,686

Mutares SE & Co. KGaA	13,596	396,576

SAF-Holland SE	50,096	647,608

Salzgitter AG	44,012	1,169,602

Varta AG*(a)	63,335	1,205,330

Wacker Neuson SE	21,299	435,221

Wuestenrot & Wuerttembergische AG	13,659	209,402

Total Germany		13,451,203

Ireland – 0.3%

Kenmare Resources PLC	55,751	282,395

Origin Enterprises PLC	56,848	196,212

Total Ireland		478,607

Italy – 6.4%

Alerion Cleanpower SpA	21,621	610,051

Anima Holding SpA(b)	405,818	1,705,750

Ariston Holding NV	37,736	246,310

Banca Popolare di Sondrio SpA	228,683	1,180,568

Cairo Communication SpA	126,234	215,177

Danieli & C Officine Meccaniche SpA(a)	9,379	267,117

Danieli & C Officine Meccaniche SpA, RSP	17,404	364,476

El.En. SpA(a)	26,115	240,687

Esprinet SpA(a)	78,138	401,234

Maire Tecnimont SpA(a)	293,786	1,210,591

MARR SpA	37,777	479,957

OVS SpA(b)	125,319	261,117

Piaggio & C SpA	185,830	595,358

RAI Way SpA(b)	85,677	449,017

Salcef Group SpA	23,632	551,699

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2023

Investments	Shares	Value

Sanlorenzo SpA	13,600	$511,165

SOL SpA	12,644	358,767

Technogym SpA(b)	102,940	797,790

Unieuro SpA(a)(b)	37,112	332,806

Webuild SpA(a)	535,259	954,899

Zignago Vetro SpA	32,844	493,089

Total Italy		12,227,625

Netherlands – 2.1%

AMG Critical Materials NV	15,365	463,629

Brunel International NV	21,326	293,526

Corbion NV(a)	27,009	539,316

ForFarmers NV(a)	108,513	284,923

Koninklijke Heijmans NV	42,556	482,101

RHI Magnesita NV	45,682	1,551,164

Sligro Food Group NV	20,464	363,560

Total Netherlands		3,978,219

Norway – 6.2%

ABG Sundal Collier Holding ASA	268,347	129,876

Atea ASA*	40,189	504,588

Austevoll Seafood ASA	175,220	1,239,121

Bonheur ASA	10,803	227,413

Borregaard ASA	40,651	603,604

DNO ASA	1,105,572	1,098,211

Europris ASA(b)	148,295	832,699

Grieg Seafood ASA	109,288	803,162

Kid ASA(b)	15,583	129,311

MPC Container Ships ASA	1,496,308	2,451,696

OKEA ASA	156,554	561,431

SpareBank 1 Nord Norge	69,250	622,810

SpareBank 1 SMN	76,052	980,592

Sparebanken Vest	32,736	324,257

TGS ASA	87,530	1,205,909

Total Norway		11,714,680

Portugal – 2.2%

Altri SGPS SA(a)	185,574	842,098

Corticeira Amorim SGPS SA(a)	35,086	361,443

CTT-Correios de Portugal SA	112,875	415,285

Mota-Engil SGPS SA	244,762	887,561

Sonae SGPS SA	1,698,871	1,654,785

Total Portugal		4,161,172

Spain – 3.7%

Applus Services SA	64,921	680,478

Construcciones y Auxiliar de Ferrocarriles SA	24,231	759,375

Ence Energia y Celulosa SA(a)	367,544	1,235,122

Ercros SA(a)	70,877	225,874

Faes Farma SA	166,702	564,786

Global Dominion Access SA(b)	58,022	205,793

Indra Sistemas SA	64,471	935,144

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	431,937	400,149

Pharma Mar SA(a)	4,578	155,684

Sacyr SA(a)	578,761	1,704,707

Talgo SA(a)(b)	65,658	244,347

Total Spain		7,111,459

Sweden – 15.1%

AcadeMedia AB(b)	84,709	364,591

AddLife AB, Class B	40,164	239,375

Addnode Group AB(a)	25,431	156,249

AFRY AB	68,772	812,791

Akelius Residential Property AB, Class D	133,120	244,955

Ambea AB(b)	61,563	195,951

Beijer Alma AB	15,290	263,461

Betsson AB, Class B*	124,457	1,376,975

Bilia AB, Class A	51,353	503,405

BioGaia AB, Class B	18,610	172,496

Biotage AB	11,078	109,514

Bufab AB	11,518	292,397

Catena AB	20,510	717,384

Clas Ohlson AB, Class B(a)	116,676	1,257,595

Cloetta AB, Class B	340,668	572,578

Coor Service Management Holding AB(b)	62,674	256,137

Corem Property Group AB, Class B(a)	1,069,621	596,137

Dios Fastigheter AB	131,932	757,162

Electrolux Professional AB, Class B	58,768	305,356

Ferronordic AB	12,821	80,248

G5 Entertainment AB	8,110	117,945

GARO AB(a)	13,954	48,936

Granges AB	72,559	687,909

HMS Networks AB	10,615	390,825

Instalco AB(a)	71,781	214,731

Inwido AB	68,782	696,418

JM AB	126,047	1,720,584

KNOW IT AB(a)	14,624	170,682

Lagercrantz Group AB, Class B	61,281	626,111

Lindab International AB	46,936	691,239

Medicover AB, Class B	14,998	198,377

MEKO AB	36,242	316,745

MIPS AB(a)	7,998	272,975

Munters Group AB(b)	34,377	444,576

Mycronic AB	31,972	665,090

NCC AB, Class B(a)	113,138	1,232,998

New Wave Group AB, Class B(a)	54,800	384,158

Nolato AB, Class B	150,176	619,547

Nordic Waterproofing Holding AB	16,464	246,410

Paradox Interactive AB	12,694	268,270

Peab AB, Class B	325,039	1,345,728

Platzer Fastigheter Holding AB, Class B	29,164	180,393

Ratos AB, Class B	149,267	448,177

Rvrc Holding AB(a)	67,233	238,752

Sagax AB, Class D(a)	189,193	446,678

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	525,807	208,499

Skandinaviska Enskilda Banken AB, Class C(a)	20,540	245,780

SkiStar AB(a)	24,280	249,858

SSAB AB, Class A	911,481	5,176,486

Svenska Handelsbanken AB, Class B(a)	34,053	361,712

Troax Group AB	20,978	299,294

Vitec Software Group AB, Class B	3,702	174,976

Total Sweden		28,665,616

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2023

Investments	Shares	Value

Switzerland – 3.9%

Arbonia AG	31,193	$286,084

Ascom Holding AG, Registered Shares	26,894	305,747

Comet Holding AG, Registered Shares	3,764	841,016

Huber & Suhner AG, Registered Shares	12,628	913,832

Landis & Gyr Group AG	24,299	1,761,067

Medmix AG(b)	24,825	630,937

Mobilezone Holding AG, Registered Shares	69,125	1,033,701

Swissquote Group Holding SA, Registered Shares	6,208	1,137,364

u-blox Holding AG	2,749	234,092

Zehnder Group AG	6,003	353,041

Total Switzerland		7,496,881

United Kingdom – 30.3%

AG Barr PLC	77,147	462,334

AJ Bell PLC	154,603	517,795

Alliance Pharma PLC(a)	255,078	147,262

Ashmore Group PLC	649,116	1,487,899

Bloomsbury Publishing PLC	57,277	280,337

Bodycote PLC	109,120	869,041

Bytes Technology Group PLC	86,193	524,752

Central Asia Metals PLC	167,265	383,812

Chemring Group PLC	111,578	377,918

Chesnara PLC	76,796	257,767

Clarkson PLC	13,376	446,518

Close Brothers Group PLC	147,232	1,592,177

CLS Holdings PLC(a)	397,000	575,655

CMC Markets PLC(b)	244,662	314,150

Coats Group PLC	828,273	741,025

Concentric AB	10,594	159,531

Craneware PLC(a)	10,399	190,387

Cranswick PLC	37,256	1,615,194

Crest Nicholson Holdings PLC	312,830	663,229

DFS Furniture PLC	307,162	406,399

DiscoverIE Group PLC	24,181	200,106

Diversified Energy Co. PLC	1,764,720	1,737,143

Domino’s Pizza Group PLC	331,725	1,523,994

EMIS Group PLC	21,556	508,312

Empiric Student Property PLC	591,222	645,846

Essentra PLC	145,055	286,462

FDM Group Holdings PLC	57,778	366,709

Fevertree Drinks PLC	33,367	488,713

Firstgroup PLC	172,813	318,289

Forterra PLC(b)	317,488	576,615

Gamma Communications PLC	22,030	293,625

Genuit Group PLC	149,589	601,604

Great Portland Estates PLC	104,610	533,454

Halfords Group PLC	185,560	449,120

Hammerson PLC(a)	1,607,598	494,070

Helical PLC	48,249	124,553

Hill & Smith PLC	43,759	919,721

Hilton Food Group PLC	59,192	518,009

Hollywood Bowl Group PLC	74,008	223,568

Hunting PLC	95,402	355,733

I3 Energy PLC(a)	1,323,696	240,084

Ibstock PLC(b)	562,865	978,982

Impax Asset Management Group PLC	74,116	414,769

IntegraFin Holdings PLC	242,391	701,757

Jadestone Energy PLC*	314,168	124,624

James Halstead PLC(a)	93,872	237,171

Keller Group PLC	31,626	289,894

Learning Technologies Group PLC	137,681	107,802

Liontrust Asset Management PLC	103,046	763,441

Lok’nStore Group PLC(a)	17,232	150,803

Mitie Group PLC	530,515	665,650

MJ Gleeson PLC	41,692	212,708

Moneysupermarket.com Group PLC	586,742	1,737,374

Morgan Advanced Materials PLC	178,574	533,998

Morgan Sindall Group PLC	40,520	1,016,335

Mortgage Advice Bureau Holdings Ltd.(a)	13,210	86,422

NCC Group PLC	120,919	174,153

Next 15 Group PLC	24,947	195,178

Ninety One PLC(a)	646,011	1,349,104

Oxford Instruments PLC	9,676	257,459

Pagegroup PLC	419,693	2,147,378

Pan African Resources PLC	1,771,919	310,998

PayPoint PLC	52,939	337,935

Pets at Home Group PLC	352,963	1,442,348

Premier Foods PLC	207,479	303,886

PZ Cussons PLC	238,041	411,406

Quilter PLC(b)	1,445,056	1,512,426

Redde Northgate PLC	231,161	953,645

Redrow PLC	449,909	2,717,126

Restore PLC(a)	50,343	144,398

RWS Holdings PLC	221,445	648,143

Savills PLC	101,333	1,070,467

Serica Energy PLC	368,989	1,120,519

Shaftesbury Capital PLC	260,597	365,146

Smart Metering Systems PLC	79,100	600,513

Speedy Hire PLC	546,872	213,261

Spirent Communications PLC	212,214	357,444

SThree PLC	66,278	302,550

TBC Bank Group PLC	28,166	1,026,183

Telecom Plus PLC	55,552	1,010,279

TP ICAP Group PLC	687,526	1,427,411

TT Electronics PLC	94,921	196,955

Tyman PLC	192,330	678,423

Vertu Motors PLC	410,913	374,650

Vesuvius PLC	216,890	1,149,436

Videndum PLC(a)	27,408	110,227

Volex PLC	34,943	134,133

Volution Group PLC	57,819	255,326

Watkin Jones PLC(a)	425,322	207,651

Wickes Group PLC	444,845	745,478

Wincanton PLC	97,818	327,133

Workspace Group PLC	173,368	1,038,130

XPS Pensions Group PLC	141,379	336,492

YouGov PLC	13,190	120,743

Total United Kingdom		57,514,775

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2023

Investments	Shares	Value

United States – 0.1%

PolyPeptide Group AG*(a)(b)	7,684		$140,441
TOTAL COMMON STOCKS (Cost: $209,882,273)			186,710,888

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $588,027)	10,400		583,960

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.2%

United States – 6.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $11,862,323)	11,862,323		11,862,323

TOTAL INVESTMENTS IN SECURITIES – 104.9% (Cost: $222,332,623)		199,157,171

Other Assets less Liabilities – (4.9)%		(9,325,234)

NET ASSETS – 100.0%		$189,831,937

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,511,178 and the total market value of the collateral held by the Fund was $17,432,437. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,570,114.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree International MidCap Dividend Fund	$64,306	$5,582,927	$4,908,870	$(147,990)	$(6,413)	$583,960	$54,037

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	10/2/2023	97,625	USD	80,000	GBP	$—	$(19)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$186,710,888	$—	$—	$186,710,888
Exchange-Traded Fund	583,960	—	—	583,960
Investment of Cash Collateral for Securities Loaned	–	11,862,323	—	11,862,323
Total Investments in Securities	$187,294,848	$11,862,323	$—	$199,157,171
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(19)	$—	$(19)
Total – Net	$187,294,848	$11,862,304	$—	$199,157,152

1 Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 97.5%

Australia – 6.9%

APA Group	30,560	$163,704

ASX Ltd.	5,633	207,662

Aurizon Holdings Ltd.	289,165	651,328

Lottery Corp. Ltd.	74,134	225,834

National Australia Bank Ltd.	12,225	229,363

Scentre Group	640,073	1,016,234

Sonic Healthcare Ltd.	48,459	932,008

Telstra Group Ltd.	68,511	170,235

Transurban Group	144,281	1,181,679

Vicinity Ltd.	146,917	160,720

Total Australia		4,938,767

Austria – 1.1%

OMV AG	11,566	554,966

Voestalpine AG	8,507	232,736

Total Austria		787,702

Belgium – 2.9%

Ageas SA	8,342	344,716

Groupe Bruxelles Lambert NV	17,506	1,307,793

Sofina SA	877	178,091

Umicore SA	9,202	218,722

Total Belgium		2,049,322

China – 0.4%

BOC Hong Kong Holdings Ltd.	111,000	304,009

Denmark – 0.2%

Carlsberg AS, Class B	1,228	155,418

Finland – 0.9%

Sampo Oyj, Class A	15,249	661,617

France – 10.5%

Arkema SA	4,039	400,090

AXA SA	42,813	1,277,351

Danone SA	3,046	168,536

Eiffage SA	9,160	873,221

Gecina SA	2,416	247,481

Klepierre SA	7,585	186,551

Orange SA	16,993	195,386

Publicis Groupe SA	18,657	1,417,482

TotalEnergies SE	18,068	1,191,959

Vinci SA	12,440	1,383,203

Vivendi SE	23,326	204,881

Total France		7,546,141

Germany – 4.9%

BASF SE	14,424	655,907

Bayer AG, Registered Shares	3,244	156,102

Bayerische Motoren Werke AG	1,687	172,146

Evonik Industries AG	12,312	225,837

Heidelberg Materials AG	10,152	790,225

Mercedes-Benz Group AG	15,303	1,067,553

Siemens Energy AG*	33,630	440,799

Total Germany		3,508,569

Hong Kong – 4.0%

CK Asset Holdings Ltd.	83,000	437,157

CK Infrastructure Holdings Ltd.	53,500	253,092

Hang Seng Bank Ltd.	28,400	353,375

Henderson Land Development Co. Ltd.	267,000	703,991

Hongkong Land Holdings Ltd.	52,700	188,139

Link REIT	52,900	259,372

Power Assets Holdings Ltd.	65,000	314,549

Sun Hung Kai Properties Ltd.	35,500	379,846

Total Hong Kong		2,889,521

Italy – 3.0%

Eni SpA(a)	37,964	613,206

Mediobanca Banca di Credito Finanziario SpA(a)	55,521	736,549

Snam SpA	169,156	796,789

Total Italy		2,146,544

Japan – 18.4%

AGC, Inc.	30,600	1,075,332

Asahi Kasei Corp.	160,600	1,011,546

FANUC Corp.	41,900	1,093,092

Honda Motor Co. Ltd.	52,500	591,757

Japan Metropolitan Fund Invest	277	180,057

Japan Post Insurance Co. Ltd.	22,900	386,795

Kao Corp.	30,400	1,130,845

Kirin Holdings Co. Ltd.	12,800	179,530

Kyocera Corp.	15,000	762,640

Kyowa Kirin Co. Ltd.	9,800	171,011

MEIJI Holdings Co. Ltd.	8,500	211,667

MS&AD Insurance Group Holdings, Inc.(a)	5,300	195,165

NGK Insulators Ltd.(a)	56,400	749,102

NIPPON EXPRESS HOLDINGS, Inc.	18,100	946,452

Nissan Chemical Corp.	5,600	238,636

Nitto Denko Corp.(a)	4,900	322,059

Ono Pharmaceutical Co. Ltd.	12,600	242,163

Sompo Holdings, Inc.(a)	24,000	1,034,626

Sumitomo Chemical Co. Ltd.	355,800	970,418

Takeda Pharmaceutical Co. Ltd.(a)	13,200	410,529

Tokio Marine Holdings, Inc.	8,100	188,082

Tosoh Corp.	74,500	957,554

Yamato Holdings Co. Ltd.	9,500	155,018

Total Japan		13,204,076

Netherlands – 5.2%

Euronext NV(b)	3,414	238,562

JDE Peet’s NV	37,754	1,056,061

Koninklijke Philips NV(a)	24,891	499,817

NN Group NV	29,208	941,326

OCI NV*	19,054	532,377

Randstad NV	4,576	253,773

Wolters Kluwer NV	1,682	204,171

Total Netherlands		3,726,087

New Zealand – 0.2%

Auckland International Airport Ltd.	38,291	181,986

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

September 30, 2023

Investments	Shares	Value

Norway – 3.2%

DNB Bank ASA	28,285	$573,098

Gjensidige Forsikring ASA	11,447	169,432

Norsk Hydro ASA	145,351	917,933

Telenor ASA	55,077	628,883

Total Norway		2,289,346

Singapore – 3.1%

CapitaLand Integrated Commercial Trust	167,600	227,167

CapitaLand Investment Ltd.	74,200	168,525

DBS Group Holdings Ltd.	11,000	271,111

Mapletree Pan Asia Commercial Trust	158,100	165,641

Oversea-Chinese Banking Corp. Ltd.	116,200	1,090,572

United Overseas Bank Ltd.	13,700	286,065

Total Singapore		2,209,081

Spain – 4.3%

Aena SME SA(b)	2,082	314,335

Enagas SA	111,650	1,853,524

Redeia Corp. SA	13,471	212,439

Repsol SA	43,425	715,850

Total Spain		3,096,148

Sweden – 1.2%

Boliden AB	10,768	311,666

Essity AB, Class B	7,620	165,457

Industrivarden AB, Class A	7,029	186,850

Industrivarden AB, Class C	7,151	189,961

Total Sweden		853,934

Switzerland – 6.8%

Baloise Holding AG, Registered Shares	2,230	323,969

SGS SA, Registered Shares	5,581	469,882

Swiss Prime Site AG, Registered Shares	2,331	213,913

Swiss Re AG	20,983	2,163,442

Zurich Insurance Group AG	3,710	1,703,729

Total Switzerland		4,874,935

United Kingdom – 18.0%

Aviva PLC	406,892	1,935,871

BAE Systems PLC	15,475	188,464

BP PLC	40,325	261,548

British American Tobacco PLC	52,530	1,652,256

CK Hutchison Holdings Ltd.	57,500	307,622

Coca-Cola Europacific Partners PLC	2,834	177,068

Imperial Brands PLC	49,789	1,013,035

Legal & General Group PLC	449,925	1,221,872

M&G PLC	285,227	686,868

Phoenix Group Holdings PLC	227,625	1,339,685

Reckitt Benckiser Group PLC	4,043	285,915

RELX PLC	6,710	227,269

Rolls-Royce Holdings PLC*	63,166	170,308

Schroders PLC	215,352	1,070,316

Shell PLC	37,266	1,185,339

St. James’s Place PLC	20,459	207,811

Taylor Wimpey PLC	330,107	472,616

United Utilities Group PLC	47,146	545,633

Total United Kingdom		12,949,496

United States – 2.3%

GSK PLC	90,839	1,654,233
TOTAL COMMON STOCKS (Cost: $74,153,409)		70,026,932

EXCHANGE-TRADED FUND – 1.1%

United States – 1.1%

iShares MSCI EAFE Value ETF(a) (Cost: $768,379)	15,666	766,537

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%

United States – 5.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $3,807,872)	3,807,872	3,807,872

TOTAL INVESTMENTS IN SECURITIES – 103.9% (Cost: $78,729,660)		74,601,341

Other Assets less Liabilities – (3.9)%		(2,828,529)

NET ASSETS – 100.0%		$71,772,812

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,216,138 and the total market value of the collateral held by the Fund was $4,406,501. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $598,629.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$70,026,932	$—	$—	$70,026,932
Exchange-Traded Fund	766,537	—	—	766,537
Investment of Cash Collateral for Securities Loaned	—	3,807,872	—	3,807,872
Total Investments in Securities	$70,793,469	$3,807,872	$—	$74,601,341

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 12.0%

Abacus Group(a)	76,201	$51,393

AGL Energy Ltd.(a)	28,579	197,914

ALS Ltd.	13,627	100,877

Ampol Ltd.	15,953	348,007

ANZ Group Holdings Ltd.	187,854	3,111,043

APA Group	72,169	386,596

Aristocrat Leisure Ltd.	7,817	206,092

ASX Ltd.(a)	7,911	291,641

AUB Group Ltd.	4,374	82,262

Aurizon Holdings Ltd.	102,402	230,655

Australian Clinical Labs Ltd.(a)	37,319	68,644

Bank of Queensland Ltd.(a)	31,220	115,657

Bapcor Ltd.(a)	21,408	93,954

Bendigo & Adelaide Bank Ltd.	30,076	173,341

BHP Group Ltd.	678,503	19,377,330

BlueScope Steel Ltd.	12,351	154,963

Brambles Ltd.	31,212	288,465

Brickworks Ltd.	9,718	156,612

BWP Trust	33,230	71,846

carsales.com Ltd.	12,973	233,935

Challenger Ltd.	18,088	74,947

Champion Iron Ltd.(a)	22,365	90,936

Charter Hall Group	20,418	125,057

Charter Hall Long Wale REIT	57,296	119,072

Cochlear Ltd.	791	130,344

Coles Group Ltd.	60,377	606,331

Commonwealth Bank of Australia	73,227	4,724,652

Computershare Ltd.	9,838	164,832

Cromwell Property Group(a)	125,862	30,056

CSL Ltd.	4,520	731,636

CSR Ltd.	45,117	164,520

Deterra Royalties Ltd.	60,759	187,834

Dexus(a)	88,914	418,911

Downer EDI Ltd.(a)	36,313	96,558

Eagers Automotive Ltd.	14,380	129,282

Elders Ltd.(a)	6,363	23,737

Endeavour Group Ltd.(a)	34,735	118,143

First Resources Ltd.	109,300	122,521

Goodman Group	32,861	454,922

GPT Group	88,900	223,767

Growthpoint Properties Australia Ltd.	93,732	133,693

GUD Holdings Ltd.(a)	8,849	67,220

Harvey Norman Holdings Ltd.(a)	101,615	253,804

Helia Group Ltd.	54,108	121,875

HomeCo Daily Needs REIT	117,714	87,748

Iluka Resources Ltd.	13,285	65,849

Incitec Pivot Ltd.	108,926	220,745

Insignia Financial Ltd.(a)	48,824	76,257

Insurance Australia Group Ltd.	50,148	183,836

IVE Group Ltd.(a)	48,679	60,793

JB Hi-Fi Ltd.(a)	10,747	315,038

Lendlease Corp. Ltd.(a)	15,098	69,964

Lovisa Holdings Ltd.	5,501	68,664

Macquarie Group Ltd.	10,736	1,162,203

McMillan Shakespeare Ltd.	9,360	97,320

Medibank Pvt Ltd.	148,466	329,621

Metcash Ltd.	70,367	171,668

Mineral Resources Ltd.(a)	1,882	82,146

Mirvac Group	211,375	290,578

Monadelphous Group Ltd.	8,883	81,008

National Australia Bank Ltd.	156,228	2,931,114

Navigator Global Investments Ltd.(a)	113,089	98,168

New Hope Corp. Ltd.	78,078	319,986

Nine Entertainment Co. Holdings Ltd.(a)	151,052	199,852

Northern Star Resources Ltd.	25,272	170,608

NRW Holdings Ltd.	52,318	91,506

Origin Energy Ltd.	73,170	414,626

Orora Ltd.(a)	46,358	82,278

Premier Investments Ltd.	6,953	112,187

QBE Insurance Group Ltd.	32,022	324,678

Qube Holdings Ltd.	85,914	159,138

REA Group Ltd.(a)	1,660	165,333

Reece Ltd.(a)	8,767	105,413

Region RE Ltd.(a)	64,615	84,239

Rio Tinto Ltd.	32,052	2,348,936

Rio Tinto PLC	101,522	6,411,240

Santos Ltd.	82,043	418,309

Scentre Group	210,377	334,012

SEEK Ltd.(a)	8,828	125,746

Seven Group Holdings Ltd.	14,816	297,864

Sims Ltd.	17,846	155,836

SmartGroup Corp. Ltd.(a)	28,391	151,719

Sonic Healthcare Ltd.	17,146	329,768

South32 Ltd.	512,220	1,120,689

Stockland	207,507	524,986

Suncorp Group Ltd.	37,395	337,162

Super Retail Group Ltd.	20,259	156,771

Telstra Group Ltd.	629,886	1,565,134

TPG Telecom Ltd.(a)	52,465	184,881

Transurban Group	74,882	613,293

Treasury Wine Estates Ltd.	14,139	112,515

Vicinity Ltd.	247,378	270,620

Viva Energy Group Ltd.(b)	106,001	205,239

Washington H Soul Pattinson & Co. Ltd.(a)	11,203	235,639

Waypoint REIT Ltd.	39,338	57,125

Wesfarmers Ltd.	38,347	1,308,240

Westpac Banking Corp.	135,159	1,844,948

Whitehaven Coal Ltd.	50,777	233,005

Woodside Energy Group Ltd.	134,475	3,166,972

Woolworths Group Ltd.	25,802	621,475

Worley Ltd.	23,862	268,123

Total Australia		67,078,688

Austria – 0.5%

ANDRITZ AG	5,048	255,577

BAWAG Group AG*(b)	6,426	295,681

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

Erste Group Bank AG	19,287	$670,188

Oesterreichische Post AG	4,572	150,301

OMV AG	14,886	714,268

Semperit AG Holding	1,932	34,896

Telekom Austria AG	35,533	248,296

Verbund AG	1,485	121,142

Vienna Insurance Group AG Wiener Versicherung Gruppe	6,121	171,088

Voestalpine AG	8,104	221,710

Wienerberger AG	3,510	89,338

Total Austria		2,972,485

Belgium – 1.0%

Ackermans & van Haaren NV	634	96,056

Aedifica SA	1,043	59,465

Ageas SA	14,521	600,052

Anheuser-Busch InBev SA	13,601	756,147

Bekaert SA	2,435	109,413

bpost SA	14,878	81,675

Cofinimmo SA	2,374	163,124

D’ieteren Group	554	93,789

Elia Group SA	766	75,139

Etablissements Franz Colruyt NV	4,568	198,098

Groupe Bruxelles Lambert NV	2,885	215,525

KBC Group NV	24,202	1,515,396

Melexis NV	1,296	112,104

Proximus SADP	32,203	262,463

Solvay SA	3,467	384,871

UCB SA	2,578	211,642

Umicore SA(a)	4,903	116,539

VGP NV	1,831	170,497

Warehouses De Pauw CVA	7,467	185,309

Total Belgium		5,407,304

Burkina Faso – 0.0%

Endeavour Mining PLC	7,426	143,752

China – 0.5%

BOC Aviation Ltd.(b)	27,200	189,799

BOC Hong Kong Holdings Ltd.	524,444	1,436,356

Prosus NV*	10,869	321,291

Wilmar International Ltd.	227,700	622,259

Total China		2,569,705

Denmark – 1.4%

Alm Brand AS	66,433	99,887

AP Moller – Maersk AS, Class B	591	1,068,603

Carlsberg AS, Class B	2,161	273,500

Chr Hansen Holding AS	1,261	77,416

Coloplast AS, Class B	3,782	401,440

D/S Norden AS	3,893	217,224

DSV AS	1,432	268,175

Novo Nordisk AS, Class B	35,994	3,290,626

Novozymes AS, Class B	3,432	138,728

Orsted AS(b)	5,733	313,462

Pandora AS	3,773	391,914

Royal Unibrew AS	1,851	143,440

Scandinavian Tobacco Group AS(b)	8,025	122,485

Schouw & Co. AS	1,483	99,067

Sydbank AS	3,746	178,812

Topdanmark AS	6,001	261,402

Tryg AS	17,768	326,313

Total Denmark		7,672,494

Finland – 1.4%

Anora Group Oyj(a)	7,391	35,135

Cargotec Oyj, Class B	2,407	101,070

Elisa Oyj	9,266	430,578

Fortum Oyj(a)	49,827	580,034

Huhtamaki Oyj(a)	1,881	62,036

Kesko Oyj, Class B	18,040	324,125

Kojamo Oyj(a)	8,326	74,047

Kone Oyj, Class B	14,734	622,737

Konecranes Oyj	4,817	160,446

Metsa Board Oyj, Class B(a)	22,421	180,529

Metso Oyj	20,165	212,515

Neste Oyj(a)	11,163	379,739

Nokia Oyj	27,992	105,743

Nordea Bank Abp	186,410	2,061,042

Orion Oyj, Class B	3,885	153,095

Sampo Oyj, Class A	24,685	1,071,022

Stora Enso Oyj, Class R(a)	17,427	219,380

TietoEVRY Oyj	6,571	148,185

UPM-Kymmene Oyj	16,475	566,371

Valmet Oyj(a)	10,716	245,745

Total Finland		7,733,574

France – 11.1%

Air Liquide SA	7,757	1,312,722

Airbus SE	7,760	1,043,255

ALD SA(b)	37,812	293,645

Alten SA	779	102,766

Arkema SA	2,667	264,184

AXA SA	154,935	4,622,575

BNP Paribas SA	66,985	4,285,718

Bollore SE	39,915	215,104

Bouygues SA	16,683	585,356

Bureau Veritas SA	7,258	180,660

Capgemini SE	2,566	450,438

Carrefour SA	18,843	324,886

Chargeurs SA(a)	3	26

Cie de Saint-Gobain SA	13,596	818,774

Cie Generale des Etablissements Michelin SCA	22,904	704,936

Coface SA	21,092	269,760

Danone SA	19,298	1,067,764

Dassault Aviation SA	983	185,670

Dassault Systemes SE	6,744	252,014

Edenred SE	4,717	296,052

Eiffage SA	3,777	360,061

Engie SA	172,835	2,658,831

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

Eramet SA(a)	1,383	$105,792

EssilorLuxottica SA	4,998	873,966

Eurazeo SE	1,761	105,249

Gaztransport & Technigaz SA	1,821	224,610

Gecina SA	4,002	409,941

Hermes International SCA	643	1,177,607

Imerys SA	2,958	87,690

Ipsen SA	1,065	140,044

IPSOS SA	3,073	141,659

Kering SA	2,357	1,077,795

Klepierre SA	17,745	436,434

L’Oreal SA	8,571	3,568,112

La Francaise des Jeux SAEM(b)	8,396	273,789

Legrand SA	4,957	458,170

LVMH Moet Hennessy Louis Vuitton SE	9,672	7,336,101

Metropole Television SA	13,441	170,483

Nexans SA	442	36,057

Orange SA	212,281	2,440,812

Pernod Ricard SA	6,169	1,030,986

Publicis Groupe SA	7,688	584,103

Remy Cointreau SA(a)	825	101,017

Rexel SA	14,314	322,800

Rothschild & Co.†	5,164	211,041

Rubis SCA	6,093	137,019

Sanofi	36,544	3,926,359

Sartorius Stedim Biotech	304	72,740

Schneider Electric SE	9,675	1,608,010

Societe Generale SA	42,738	1,042,760

Sodexo SA	1,495	154,358

Sopra Steria Group SACA	724	150,164

SPIE SA	6,087	177,356

Teleperformance SE	466	58,909

Television Francaise 1 SA(a)	16,850	129,250

Thales SA	4,924	693,888

TotalEnergies SE	141,917	9,362,366

Valeo SE	3,983	68,864

Veolia Environnement SA	21,177	615,012

Verallia SA(b)	3,954	156,065

Vinci SA	15,176	1,687,418

Vivendi SE	33,092	290,660

Wendel SE	2,132	169,407

Total France		62,110,060

Georgia – 0.0%

Bank of Georgia Group PLC	4,550	204,924

Germany – 7.5%

adidas AG	4,783	843,764

Allianz SE, Registered Shares	17,469	4,174,390

Aurubis AG	1,287	95,574

BASF SE	47,974	2,181,537

Bayer AG, Registered Shares	28,068	1,350,637

Bayerische Motoren Werke AG	31,156	3,179,231

Beiersdorf AG	1,582	204,594

Bilfinger SE	3,013	103,484

Brenntag SE	4,001	311,266

Dermapharm Holding SE	2,627	108,806

Deutsche Bank AG, Registered Shares	32,107	355,230

Deutsche Boerse AG	3,029	524,978

Deutsche Post AG, Registered Shares	44,856	1,830,077

Deutsche Telekom AG, Registered Shares	187,965	3,953,890

Deutz AG	25,933	114,768

DWS Group GmbH & Co. KGaA(b)	15,836	539,877

E.ON SE	111,040	1,316,712

Evonik Industries AG	18,397	337,453

Fielmann Group AG	2,980	128,979

Freenet AG	9,338	219,285

GEA Group AG	2,924	108,229

Hannover Rueck SE	4,743	1,044,001

Hapag-Lloyd AG(a)(b)	13,488	2,459,088

Heidelberg Materials AG	7,308	568,850

Henkel AG & Co. KGaA	5,998	379,245

HOCHTIEF AG	2,620	265,603

Hornbach Holding AG & Co. KGaA	1,019	65,217

Infineon Technologies AG	11,440	379,775

Kloeckner & Co. SE	14,055	101,710

Mercedes-Benz Group AG	66,646	4,649,294

Merck KGaA	1,542	258,195

Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	4,354	1,701,476

Mutares SE & Co. KGaA	5,207	151,881

Puma SE	2,939	182,966

Rheinmetall AG	673	173,788

RWE AG	12,830	477,469

SAP SE	17,082	2,221,270

Siemens Healthineers AG(b)	15,514	788,422

Siltronic AG	2,265	194,124

Sixt SE	1,253	116,477

Stroeer SE & Co. KGaA	2,228	99,309

Suedzucker AG	9,677	144,257

Symrise AG	1,648	157,592

Talanx AG	12,887	818,647

Telefonica Deutschland Holding AG	188,763	338,751

United Internet AG, Registered Shares	5,092	109,225

Varta AG*(a)	3,134	59,643

Volkswagen AG	9,627	1,271,016

Wacker Chemie AG	2,560	367,666

Wacker Neuson SE	3,866	78,997

Total Germany		41,606,715

Hong Kong – 2.7%

AIA Group Ltd.	218,365	1,780,244

Bank of East Asia Ltd.	126,600	157,121

Champion REIT	479,000	157,794

CLP Holdings Ltd.	108,000	799,122

Dah Sing Banking Group Ltd.	221,200	146,302

Dah Sing Financial Holdings Ltd.	33,200	70,200

Fortune Real Estate Investment Trust	215,000	129,024

Hang Lung Group Ltd.	111,000	156,469

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

Hang Lung Properties Ltd.	225,000	$307,973

Hang Seng Bank Ltd.	56,700	705,506

Henderson Land Development Co. Ltd.	303,859	801,176

Hong Kong & China Gas Co. Ltd.	718,570	500,953

Hong Kong Exchanges & Clearing Ltd.	31,829	1,189,140

Hutchison Port Holdings Trust	984,700	169,368

Hysan Development Co. Ltd.	74,000	143,430

Link REIT	160,273	785,827

MTR Corp. Ltd.	287,553	1,138,191

New World Development Co. Ltd.	232,000	451,449

PCCW Ltd.	1,152,000	525,117

Power Assets Holdings Ltd.	187,000	904,933

Singamas Container Holdings Ltd.	514,000	36,096

Sino Land Co. Ltd.	496,201	559,441

Sun Hung Kai Properties Ltd.	178,000	1,904,582

Swire Pacific Ltd., Class A	29,500	199,069

Swire Pacific Ltd., Class B	207,500	226,792

Swire Properties Ltd.	249,600	520,754

Techtronic Industries Co. Ltd.	39,500	383,307

Total Hong Kong		14,849,380

Indonesia – 0.0%

Bumitama Agri Ltd.	142,800	59,635

Nickel Industries Ltd.(a)	211,497	102,375

Total Indonesia		162,010

Ireland – 0.4%

AIB Group PLC	29,278	132,052

CRH PLC	21,534	1,193,788

Glanbia PLC	10,173	168,130

Kerry Group PLC, Class A	1,476	123,736

Kingspan Group PLC	1,530	114,947

Smurfit Kappa Group PLC	8,548	285,624

Total Ireland		2,018,277

Israel – 0.7%

Alony Hetz Properties & Investments Ltd.	8,830	60,537

Amot Investments Ltd.	24,848	120,422

Ashtrom Group Ltd.	5,363	73,155

Azrieli Group Ltd.	2,473	126,930

Bank Hapoalim BM	36,831	327,870

Bank Leumi Le-Israel BM	87,449	723,803

Bezeq The Israeli Telecommunication Corp. Ltd.	122,486	172,774

Delek Automotive Systems Ltd.	10,091	62,290

Elbit Systems Ltd.	735	146,363

FIBI Holdings Ltd.	2,720	123,604

First International Bank of Israel Ltd.	3,052	131,155

Gav-Yam Lands Corp. Ltd.	20,895	132,824

Harel Insurance Investments & Financial Services Ltd.	10,329	81,720

ICL Group Ltd.	117,273	649,052

Israel Discount Bank Ltd., Class A	31,465	170,177

Mehadrin Ltd.*‡	0	3

Mizrahi Tefahot Bank Ltd.	12,683	460,079

Oil Refineries Ltd.	236,141	78,093

Phoenix Holdings Ltd.	12,287	127,873

Plus500 Ltd.	8,291	139,347

Strauss Group Ltd.*	5,224	109,873

Total Israel		4,017,944

Italy – 2.5%

A2A SpA	193,655	345,684

ACEA SpA(a)	13,294	145,114

Amplifon SpA(a)	2,352	70,024

Anima Holding SpA(b)	48,850	205,328

Assicurazioni Generali SpA	72,663	1,489,787

Azimut Holding SpA	8,104	177,437

Banca Generali SpA	4,920	174,555

Banca Mediolanum SpA	39,987	343,008

Banca Popolare di Sondrio SpA	23,569	121,674

Banco BPM SpA	77,045	369,926

BPER Banca	50,840	155,936

Credito Emiliano SpA	34,158	281,362

Cromwell European Real Estate Investment Trust	67,900	92,018

De’ Longhi SpA	6,119	133,587

DiaSorin SpA(a)	313	28,639

Eni SpA(a)	202,544	3,271,550

ERG SpA	8,541	206,537

Ferrari NV	1,489	440,941

FinecoBank Banca Fineco SpA	12,374	150,858

Hera SpA	64,590	177,116

Infrastrutture Wireless Italiane SpA(b)	29,858	356,111

Iren SpA	80,158	154,883

Italgas SpA	71,945	369,585

Mediobanca Banca di Credito Finanziario SpA	63,830	846,778

Moncler SpA	2,232	130,161

Piaggio & C SpA	42,238	135,321

Poste Italiane SpA(b)	67,691	714,385

Recordati Industria Chimica e Farmaceutica SpA	6,300	298,221

Snam SpA	215,832	1,016,651

Terna – Rete Elettrica Nazionale	93,894	708,596

Unieuro SpA(a)(b)	3,011	27,002

Unipol Gruppo SpA	26,622	144,369

UnipolSai Assicurazioni SpA	250,381	605,998

Total Italy		13,889,142

Japan – 21.3%

77 Bank Ltd.(a)	5,500	116,837

ABC-Mart, Inc.	4,200	75,655

ADEKA Corp.	7,600	130,202

Advantest Corp.(a)	13,600	381,046

Aeon Co. Ltd.	12,000	238,231

Aeon Delight Co. Ltd.	6,100	134,488

Aeon Mall Co. Ltd.(a)	8,700	102,610

AGC, Inc.	10,600	372,501

Air Water, Inc.	12,100	151,062

Aisin Corp.(a)	11,300	427,844

Ajinomoto Co., Inc.	7,600	293,559

Amada Co. Ltd.(a)	17,900	180,469

Aozora Bank Ltd.(a)	11,400	233,386

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

ARE Holdings, Inc.(a)	6,000	$76,274

Asahi Group Holdings Ltd.	11,100	415,808

Asahi Kasei Corp.	38,790	244,320

Astellas Pharma, Inc.	39,700	551,769

Azbil Corp.	2,500	76,696

Bandai Namco Holdings, Inc.	16,200	330,242

Benesse Holdings, Inc.(a)	3,000	36,780

Bridgestone Corp.	17,700	691,394

Brother Industries Ltd.	6,100	98,454

Canon Marketing Japan, Inc.	4,200	109,120

Canon, Inc.	32,200	777,892

Capcom Co. Ltd.	4,200	151,563

Casio Computer Co. Ltd.(a)	12,800	107,521

Central Japan Railway Co.	4,500	109,616

Chiba Bank Ltd.	22,300	162,515

Chubu Electric Power Co., Inc.	27,000	345,043

Chugai Pharmaceutical Co. Ltd.	43,600	1,351,023

Citizen Watch Co. Ltd.(a)	18,100	111,590

CKD Corp.	6,100	84,249

Concordia Financial Group Ltd.	64,000	292,283

Cosmo Energy Holdings Co. Ltd.	6,700	236,167

Dai Nippon Printing Co. Ltd.	7,100	185,083

Dai-ichi Life Holdings, Inc.	30,633	635,754

Daicel Corp.	27,900	233,894

Daido Steel Co. Ltd.(a)	2,200	89,651

Daiichi Sankyo Co. Ltd.	10,100	277,907

Daiichikosho Co. Ltd.	11,200	182,195

Daikin Industries Ltd.	3,200	503,401

Daishi Hokuetsu Financial Group, Inc.	9,200	233,969

Daito Trust Construction Co. Ltd.	3,700	390,518

Daiwa House Industry Co. Ltd.	21,800	586,544

Daiwa Securities Group, Inc.(a)	82,700	478,327

DCM Holdings Co. Ltd.	11,100	90,303

Denka Co. Ltd.(a)	3,100	56,152

Denso Corp.	63,200	1,016,875

Dentsu Group, Inc.	7,000	206,400

DIC Corp.	4,400	71,606

Disco Corp.	3,000	554,465

Doshisha Co. Ltd.(a)	17,400	260,023

Doutor Nichires Holdings Co. Ltd.	9,900	154,579

Dowa Holdings Co. Ltd.	2,100	65,452

East Japan Railway Co.	3,000	171,989

Ebara Corp.	3,200	150,302

EDION Corp.(a)	12,000	118,854

Eisai Co. Ltd.	4,300	239,284

Electric Power Development Co. Ltd.	8,500	137,732

ENEOS Holdings, Inc.	171,900	679,536

Exedy Corp.	11,400	199,696

FANUC Corp.	21,200	553,068

Fast Retailing Co. Ltd.	2,400	524,148

Fuji Electric Co. Ltd.	5,300	239,597

FUJIFILM Holdings Corp.	8,000	464,158

Fujitec Co. Ltd.(a)	5,300	122,533

Fujitsu Ltd.(a)	3,100	365,622

Fukuoka Financial Group, Inc.	11,500	275,815

Furukawa Battery Co. Ltd.	6,400	41,816

Furuya Metal Co. Ltd.	300	20,767

G-Tekt Corp.	9,600	117,085

Goldcrest Co. Ltd.(a)	8,500	126,282

GS Yuasa Corp.(a)	4,400	78,520

Gunze Ltd.	5,200	157,159

H.U. Group Holdings, Inc.(a)	4,900	83,404

Hachijuni Bank Ltd.(a)	56,800	313,984

Hakuhodo DY Holdings, Inc.(a)	9,400	77,449

Hamamatsu Photonics KK	2,700	113,971

Hankyu Hanshin Holdings, Inc.	5,900	201,681

Haseko Corp.(a)	24,900	318,206

Heiwa Corp.(a)	8,600	123,619

Hioki EE Corp.	2,000	96,901

Hirose Electric Co. Ltd.	2,100	243,739

Hisamitsu Pharmaceutical Co., Inc.	4,300	156,958

Hitachi Construction Machinery Co. Ltd.	6,700	204,109

Hitachi Ltd.	16,000	994,471

Honda Motor Co. Ltd.	153,600	1,731,313

Hoya Corp.	3,100	318,362

Hulic Co. Ltd.	17,200	154,567

Ichibanya Co. Ltd.	3,700	135,132

Idemitsu Kosan Co. Ltd.	13,651	314,506

IHI Corp.(a)	5,100	107,144

Iida Group Holdings Co. Ltd.	7,200	119,972

Iino Kaiun Kaisha Ltd.(a)	14,800	104,039

Information Services International-Dentsu Ltd.	2,600	99,662

INFRONEER Holdings, Inc.	25,600	265,564

Inpex Corp.	50,400	761,953

Isetan Mitsukoshi Holdings Ltd.(a)	12,100	140,400

Isuzu Motors Ltd.(a)	29,100	366,712

ITOCHU Corp.(a)	44,500	1,612,109

IwaiCosmo Holdings, Inc.(a)	19,700	230,631

Izumi Co. Ltd.	4,600	122,040

Japan Exchange Group, Inc.	13,900	258,392

Japan Metropolitan Fund Invest	232	150,806

Japan Post Holdings Co. Ltd.	138,400	1,110,632

Japan Post Insurance Co. Ltd.	17,800	300,653

Japan Tobacco, Inc.	93,644	2,158,722

Joshin Denki Co. Ltd.	11,300	178,104

JTEKT Corp.	16,700	157,907

K’s Holdings Corp.(a)	11,100	102,055

Kajima Corp.	16,900	275,598

Kaken Pharmaceutical Co. Ltd.	5,800	136,036

Kamigumi Co. Ltd.(a)	8,400	173,376

Kaneka Corp.(a)	3,800	98,855

Kansai Electric Power Co., Inc.	33,756	469,949

Kao Corp.	10,200	379,428

Kawasaki Kisen Kaisha Ltd.(a)	21,900	749,054

KDDI Corp.	77,600	2,380,132

Keyence Corp.	1,100	409,114

Kikkoman Corp.	1,600	84,104

Kirin Holdings Co. Ltd.	30,800	431,995

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

Kobe Steel Ltd.(a)	24,500	$319,990

Koei Tecmo Holdings Co. Ltd.	7,600	108,251

Komatsu Ltd.	26,900	728,810

Konami Group Corp.(a)	2,800	147,989

Kurabo Industries Ltd.	6,000	98,107

Kuraray Co. Ltd.	15,400	182,767

Kyowa Kirin Co. Ltd.	9,600	167,522

Kyudenko Corp.(a)	4,800	150,731

Kyushu Financial Group, Inc.(a)	34,900	180,318

Kyushu Railway Co.	8,000	170,427

Lawson, Inc.	2,300	105,918

Lintec Corp.	4,500	72,148

Macnica Holdings, Inc.	3,800	179,018

Marubeni Corp.	101,000	1,578,368

Maruichi Steel Tube Ltd.	7,200	179,487

Matsui Securities Co. Ltd.(a)	21,800	119,938

Mazda Motor Corp.	18,500	210,322

Medipal Holdings Corp.	6,700	113,481

MEIJI Holdings Co. Ltd.	11,200	278,902

Mitsubishi Chemical Group Corp.	51,100	322,814

Mitsubishi Corp.	64,200	3,066,628

Mitsubishi Electric Corp.	40,800	505,540

Mitsubishi Estate Co. Ltd.	22,100	289,533

Mitsubishi Gas Chemical Co., Inc.(a)	11,800	159,139

Mitsubishi Heavy Industries Ltd.	7,400	413,874

Mitsubishi Logistics Corp.	3,700	98,485

Mitsubishi Materials Corp.	6,300	102,126

Mitsubishi UFJ Financial Group, Inc.	438,400	3,726,657

Mitsuboshi Belting Ltd.(a)	3,700	113,808

Mitsui & Co. Ltd.	70,100	2,547,511

Mitsui Chemicals, Inc.	11,800	306,575

Mitsui Fudosan Co. Ltd.	14,900	328,903

Mitsui High-Tec, Inc.(a)	500	26,001

Mitsui Mining & Smelting Co. Ltd.(a)	5,900	150,045

Mitsui OSK Lines Ltd.(a)	44,100	1,214,616

MIXI, Inc.(a)	5,000	79,444

Mizuho Financial Group, Inc.(a)	94,230	1,604,546

Mizuho Medy Co. Ltd.(a)	3,000	59,487

Mizuno Corp.(a)	3,800	120,704

MS&AD Insurance Group Holdings, Inc.(a)	22,430	825,953

Murata Manufacturing Co. Ltd.	34,200	626,589

Musashi Seimitsu Industry Co. Ltd.	6,200	67,516

Nabtesco Corp.	5,000	90,350

NEC Corp.	6,300	348,764

NGK Insulators Ltd.(a)	15,500	205,870

NHK Spring Co. Ltd.	17,500	134,160

Nichirei Corp.(a)	5,500	121,076

Nikkon Holdings Co. Ltd.	6,300	133,452

Nikon Corp.	9,000	95,081

Nintendo Co. Ltd.	33,400	1,394,418

Nippon Denko Co. Ltd.(a)	24,200	49,300

Nippon Electric Glass Co. Ltd.	9,500	177,363

NIPPON EXPRESS HOLDINGS, Inc.	3,900	203,932

Nippon Gas Co. Ltd.	7,900	117,315

Nippon Kayaku Co. Ltd.	18,400	154,068

Nippon Light Metal Holdings Co. Ltd.	2,700	30,451

Nippon Shinyaku Co. Ltd.	2,300	97,549

Nippon Steel Corp.(a)	56,900	1,336,468

Nippon Telegraph & Telephone Corp.	3,047,300	3,606,321

Nippon Yusen KK(a)	62,300	1,622,368

Nishi-Nippon Financial Holdings, Inc.(a)	14,000	160,241

Nishimatsu Construction Co. Ltd.(a)	5,600	139,151

Nissan Chemical Corp.	3,400	144,886

Nissan Motor Co. Ltd.	32,300	142,923

Nisshinbo Holdings, Inc.	24,700	184,060

Nissin Foods Holdings Co. Ltd.	3,100	258,117

Niterra Co. Ltd.	14,800	335,622

Nitto Denko Corp.(a)	5,600	368,067

Noevir Holdings Co. Ltd.	5,200	184,339

NOF Corp.	4,300	172,202

Nomura Holdings, Inc.	83,000	333,224

Nomura Real Estate Holdings, Inc.	10,800	271,619

Nomura Research Institute Ltd.	10,900	284,361

Noritake Co. Ltd.	3,400	141,719

NTT Data Group Corp.	13,300	178,655

Obic Co. Ltd.	1,600	243,230

Oji Holdings Corp.	24,600	103,692

Okamura Corp.	9,800	148,486

Oki Electric Industry Co. Ltd.(a)	19,200	129,437

Olympus Corp.	8,800	114,493

Ono Pharmaceutical Co. Ltd.	10,100	194,115

Open House Group Co. Ltd.	2,900	98,607

Oracle Corp.	3,400	252,907

Osaka Gas Co. Ltd.	10,400	171,585

Otsuka Corp.	5,000	212,163

Otsuka Holdings Co. Ltd.	10,900	388,083

Panasonic Holdings Corp.	51,100	575,977

Penta-Ocean Construction Co. Ltd.	18,400	109,642

Pola Orbis Holdings, Inc.	9,300	111,961

Recruit Holdings Co. Ltd.	9,200	284,153

Resona Holdings, Inc.	75,100	416,856

Resonac Holdings Corp.(a)	5,300	88,970

Ricoh Co. Ltd.	10,700	92,534

Rohm Co. Ltd.	4,800	90,612

San-In Godo Bank Ltd.	21,600	140,116

Sankyo Co. Ltd.	2,000	91,861

Santen Pharmaceutical Co. Ltd.	11,800	108,610

Sanwa Holdings Corp.	13,500	179,849

SBI Holdings, Inc.(a)	17,500	369,174

SCREEN Holdings Co. Ltd.(a)	3,400	165,893

SCSK Corp.	9,500	166,095

Secom Co. Ltd.	4,500	305,780

Sega Sammy Holdings, Inc.	11,100	205,226

Seiko Epson Corp.(a)	11,300	177,915

Sekisui Chemical Co. Ltd.	14,200	204,876

Sekisui House Ltd.	26,800	534,653

Senko Group Holdings Co. Ltd.	12,500	87,787

Seria Co. Ltd.	7,900	116,574

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

Seven & I Holdings Co. Ltd.	13,300	$521,839

SG Holdings Co. Ltd.	12,300	157,846

Shibusawa Warehouse Co. Ltd.(a)	10,400	212,216

Shiga Bank Ltd.(a)	5,400	126,654

Shimamura Co. Ltd.	1,900	188,058

Shimano, Inc.	800	108,105

Shin-Etsu Chemical Co. Ltd.	49,800	1,449,364

Shionogi & Co. Ltd.	7,000	313,634

Shiseido Co. Ltd.	4,100	144,245

SMC Corp.	900	403,967

Sodick Co. Ltd.	21,100	103,503

SoftBank Corp.	315,800	3,577,550

Sojitz Corp.(a)	16,100	353,666

Sompo Holdings, Inc.(a)	15,200	655,263

Square Enix Holdings Co. Ltd.	2,600	89,295

St. Marc Holdings Co. Ltd.(a)	13,800	175,060

Stanley Electric Co. Ltd.	5,700	90,241

Starts Corp., Inc.(a)	6,000	117,447

Subaru Corp.	15,400	299,899

SUMCO Corp.	8,200	107,099

Sumitomo Bakelite Co. Ltd.	2,800	122,395

Sumitomo Chemical Co. Ltd.	70,700	192,829

Sumitomo Corp.(a)	80,200	1,603,731

Sumitomo Electric Industries Ltd.	23,000	277,665

Sumitomo Forestry Co. Ltd.	12,700	323,915

Sumitomo Heavy Industries Ltd.	10,500	266,819

Sumitomo Metal Mining Co. Ltd.	13,900	409,758

Sumitomo Mitsui Financial Group, Inc.	54,300	2,673,427

Sumitomo Mitsui Trust Holdings, Inc.	13,107	494,592

Sumitomo Realty & Development Co. Ltd.	8,300	216,142

Sumitomo Rubber Industries Ltd.	6,700	74,128

Sun Frontier Fudousan Co. Ltd.	18,500	186,705

Sundrug Co. Ltd.	4,800	130,434

Suntory Beverage & Food Ltd.	6,000	182,945

Suzuki Motor Corp.	9,200	370,898

T&D Holdings, Inc.	22,100	365,507

Taiheiyo Cement Corp.	5,400	95,895

Taisei Corp.	7,100	250,314

Taiyo Yuden Co. Ltd.(a)	3,100	84,114

Takara Holdings, Inc.	18,700	150,502

Takara Standard Co. Ltd.(a)	13,300	165,153

Takashimaya Co. Ltd.	15,800	231,666

Takeda Pharmaceutical Co. Ltd.(a)	55,100	1,713,648

TDK Corp.	6,400	237,687

Teijin Ltd.	6,600	64,264

Terumo Corp.	7,300	193,868

TIS, Inc.	5,400	119,164

Tocalo Co. Ltd.	14,800	135,082

Toda Corp.	17,800	96,571

Toho Co. Ltd.	1,900	64,961

Tokio Marine Holdings, Inc.	81,300	1,887,784

Tokuyama Corp.	9,900	155,906

Tokyo Electron Ltd.	14,400	1,972,431

Tokyo Gas Co. Ltd.	15,100	343,134

Tokyo Ohka Kogyo Co. Ltd.	1,200	71,538

Tokyo Seimitsu Co. Ltd.	2,800	140,539

Tokyo Steel Manufacturing Co. Ltd.(a)	4,300	48,554

Tokyo Tatemono Co. Ltd.	6,200	85,921

Tokyu Corp.(a)	8,400	97,045

Tokyu Fudosan Holdings Corp.	18,800	115,780

Toray Industries, Inc.	24,900	129,819

Tosoh Corp.	17,400	223,643

TOTO Ltd.	4,000	103,548

Toyo Seikan Group Holdings Ltd.	14,200	232,900

Toyo Suisan Kaisha Ltd.	2,400	94,327

Toyo Tire Corp.	7,000	107,985

Toyoda Gosei Co. Ltd.	8,800	189,416

Toyota Boshoku Corp.	10,400	189,984

Toyota Motor Corp.	346,350	6,214,456

Toyota Tsusho Corp.	11,400	671,891

TPR Co. Ltd.	12,600	154,096

Transcosmos, Inc.(a)	4,000	85,642

Trend Micro, Inc.	5,200	197,511

Tsumura & Co.	5,400	100,600

Tsuruha Holdings, Inc.	900	60,583

UBE Corp.	7,400	125,040

Ulvac, Inc.	900	32,538

Unicharm Corp.	4,700	166,646

USS Co. Ltd.	13,700	226,994

V Technology Co. Ltd.(a)	6,600	91,907

Wacoal Holdings Corp.	5,900	133,637

Wacom Co. Ltd.	12,000	47,686

West Japan Railway Co.	3,000	124,342

Wowow, Inc.	13,200	100,487

Yakult Honsha Co. Ltd.	7,400	180,159

Yamada Holdings Co. Ltd.	25,500	78,521

Yamaguchi Financial Group, Inc.	22,400	196,718

Yamaha Motor Co. Ltd.	12,800	337,187

Yamato Holdings Co. Ltd.	7,300	119,119

Yaskawa Electric Corp.(a)	3,800	137,383

Yokogawa Electric Corp.	10,600	205,181

Yokohama Rubber Co. Ltd.	7,100	148,066

Yondoshi Holdings, Inc.	12,600	159,247

ZOZO, Inc.(a)	5,500	101,081

Total Japan		118,597,874

Netherlands – 2.0%

Aalberts NV	4,190	153,846

Aegon NV(a)	76,877	372,945

ASM International NV(a)	476	200,326

ASML Holding NV	2,880	1,704,808

ASR Nederland NV	10,828	407,206

BE Semiconductor Industries NV	4,570	449,979

CTP NV(a)(b)	11,973	171,639

Euronext NV(b)	2,842	198,592

Ferrovial SE(a)	16,494	505,904

Heineken Holding NV	4,492	339,572

Heineken NV	9,358	826,904

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

JDE Peet’s NV	7,888	$220,644

Koninklijke Ahold Delhaize NV	27,066	817,273

Koninklijke Heijmans NV	8,154	92,374

Koninklijke KPN NV	233,232	770,188

Koninklijke Vopak NV	6,575	225,685

NN Group NV	15,306	493,287

OCI NV*	23,756	663,752

Randstad NV	12,272	680,572

RHI Magnesita NV	3,763	127,775

SBM Offshore NV(a)	13,027	171,439

Signify NV(b)	4,661	125,888

Universal Music Group NV(a)	25,201	659,835

Wolters Kluwer NV(a)	5,084	617,125

Total Netherlands		10,997,558

Norway – 2.0%

AF Gruppen ASA	15,484	181,311

Aker ASA, Class A	3,127	193,806

Aker BP ASA	29,387	817,468

Atea ASA*	7,325	91,968

Austevoll Seafood ASA	14,322	101,282

DNB Bank ASA	86,649	1,755,642

Entra ASA(b)	7,735	66,585

Equinor ASA	79,110	2,610,645

Gjensidige Forsikring ASA	25,756	381,226

Kid ASA(b)	13,313	110,474

Leroy Seafood Group ASA	29,226	123,267

Mowi ASA	15,649	278,762

MPC Container Ships ASA	67,249	110,187

Norsk Hydro ASA	72,190	455,900

Orkla ASA	34,460	259,012

Salmar ASA	5,823	297,365

Selvaag Bolig ASA	26,593	70,976

SpareBank 1 Nord Norge	21,747	195,585

SpareBank 1 SR-Bank ASA	12,194	140,609

Storebrand ASA	16,651	136,390

Telenor ASA	160,724	1,835,189

Veidekke ASA	12,904	118,358

Wallenius Wilhelmsen ASA	11,160	88,728

Yara International ASA	12,878	490,511

Total Norway		10,911,246

Portugal – 0.4%

EDP – Energias de Portugal SA	137,499	572,991

Galp Energia SGPS SA	30,308	450,524

Jeronimo Martins SGPS SA	22,533	507,196

Navigator Co. SA	48,049	181,511

NOS SGPS SA	27,012	99,582

REN – Redes Energeticas Nacionais SGPS SA	68,524	175,570

Sonae SGPS SA	76,779	74,787

Total Portugal		2,062,161

Singapore – 2.6%

Bukit Sembawang Estates Ltd.	87,100	246,323

CapitaLand Ascendas REIT	213,200	429,555

CapitaLand Ascott Trust	172,474	121,309

CapitaLand Integrated Commercial Trust	363,900	493,234

CapitaLand Investment Ltd.	216,800	492,402

City Developments Ltd.	26,900	130,273

ComfortDelGro Corp. Ltd.	83,100	79,149

DBS Group Holdings Ltd.	115,976	2,858,402

Frasers Centrepoint Trust	41,700	66,908

Frasers Logistics & Commercial Trust	290,900	228,048

Genting Singapore Ltd.	351,500	217,611

Jardine Cycle & Carriage Ltd.	20,355	476,178

Jiutian Chemical Group Ltd.	1,066,200	24,997

Kenon Holdings Ltd.	4,689	108,388

Keppel Corp. Ltd.	69,500	346,252

Keppel DC REIT	88,600	135,019

Keppel Infrastructure Trust	406,320	138,427

Keppel REIT(a)	206,700	129,481

Mapletree Industrial Trust	146,900	243,237

Mapletree Logistics Trust	153,400	188,814

Mapletree Pan Asia Commercial Trust	168,800	176,851

Netlink NBN Trust	382,000	235,094

Olam Group Ltd.	250,100	192,399

OUE Commercial Real Estate Investment Trust	359,000	61,810

Oversea-Chinese Banking Corp. Ltd.	216,395	2,030,933

Raffles Medical Group Ltd.	131,500	120,430

Sembcorp Industries Ltd.	81,300	303,185

Sheng Siong Group Ltd.	181,900	202,570

Singapore Exchange Ltd.	54,800	391,457

Singapore Post Ltd.	316,700	112,535

Singapore Technologies Engineering Ltd.	147,162	421,572

Singapore Telecommunications Ltd.	664,300	1,177,820

Suntec Real Estate Investment Trust	160,000	135,981

United Overseas Bank Ltd.	85,301	1,781,140

Venture Corp. Ltd.	10,800	97,880

Wing Tai Holdings Ltd.	115,200	118,163

Total Singapore		14,713,827

Spain – 3.9%

Acciona SA(a)	1,623	207,405

Acerinox SA	15,775	153,055

ACS Actividades de Construccion y Servicios SA	26,985	973,392

Atresmedia Corp. de Medios de Comunicacion SA	32,541	126,097

Banco Bilbao Vizcaya Argentaria SA	261,534	2,134,892

Banco de Sabadell SA	159,449	185,783

Banco Santander SA	477,973	1,831,156

Bankinter SA(a)	37,671	241,060

CaixaBank SA	235,516	944,049

Cia de Distribucion Integral Logista Holdings SA	9,486	243,048

CIE Automotive SA	5,419	147,106

EDP Renovaveis SA(a)	6,202	101,877

Enagas SA	17,874	296,730

Endesa SA	103,424	2,110,616

Faes Farma SA	44,921	152,192

Fluidra SA(a)	11,707	240,087

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

Fomento de Construcciones y Contratas SA(a)	15,833	$199,817

Grupo Catalana Occidente SA(a)	7,745	250,101

Iberdrola SA	212,512	2,383,844

Industria de Diseno Textil SA	85,502	3,194,636

Inmobiliaria Colonial Socimi SA(a)	22,803	129,888

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	85,713	79,405

Mapfre SA(a)	207,836	424,690

Merlin Properties Socimi SA	51,790	437,839

Naturgy Energy Group SA(a)	52,039	1,419,281

Redeia Corp. SA	23,330	367,916

Repsol SA	59,130	974,743

Sacyr SA(a)	43,767	128,913

Telefonica SA(a)	367,486	1,504,945

Unicaja Banco SA(b)	115,607	124,724

Viscofan SA(a)	2,528	154,703

Total Spain		21,863,990

Sweden – 2.3%

AFRY AB	7,597	89,786

Alfa Laval AB	6,947	240,301

Assa Abloy AB, Class B	15,171	332,628

Atlas Copco AB, Class A	41,137	557,558

Atlas Copco AB, Class B	24,837	293,082

Avanza Bank Holding AB(a)	5,764	100,486

Axfood AB	8,904	205,221

Billerud Aktiebolag	10,759	100,369

Boliden AB	8,693	251,608

Dometic Group AB(b)	13,372	85,247

Epiroc AB, Class A	19,541	374,121

EQT AB(a)	10,383	207,293

Essity AB, Class B	15,473	335,973

Evolution AB(b)	2,794	284,538

Fabege AB(a)	13,450	108,103

Hexagon AB, Class B	18,974	163,085

Hexpol AB	18,978	169,705

Husqvarna AB, Class B(a)	27,364	210,919

Industrivarden AB, Class A	5,454	144,982

Industrivarden AB, Class C(a)	3,998	106,204

Investment AB Latour, Class B(a)	8,629	153,094

JM AB	7,439	101,545

Lifco AB, Class B	8,827	155,957

Lindab International AB	3,658	53,872

Loomis AB	4,761	129,102

NCC AB, Class B	10,511	114,551

Nibe Industrier AB, Class B	8,815	58,257

Nordnet AB publ	11,897	158,127

Saab AB, Class B	2,355	120,696

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	3,909	1,550

Sandvik AB	23,612	438,153

Securitas AB, Class B(a)	15,264	121,756

Skandinaviska Enskilda Banken AB, Class A	73,301	881,499

SKF AB, Class B	13,636	228,622

SSAB AB, Class A	37,602	213,549

SSAB AB, Class B	73,514	406,674

Svenska Cellulosa AB SCA, Class B	12,825	177,013

Svenska Handelsbanken AB, Class A	66,739	599,313

Swedbank AB, Class A	69,659	1,290,694

Tele2 AB, Class B	36,444	280,705

Telefonaktiebolaget LM Ericsson, Class B(a)	91,184	447,603

Telia Co. AB	281,373	584,543

Thule Group AB(a)(b)	9,030	238,463

Trelleborg AB, Class B	7,530	188,662

Volvo AB, Class A	12,828	268,505

Volvo AB, Class B	37,382	776,254

Wihlborgs Fastigheter AB	20,098	141,427

Total Sweden		12,691,395

Switzerland – 9.3%

ABB Ltd., Registered Shares	45,053	1,615,368

Baloise Holding AG, Registered Shares	2,900	421,305

Banque Cantonale Vaudoise, Registered Shares(a)	4,387	460,616

BKW AG	1,531	270,285

Cembra Money Bank AG	1,271	86,558

Cie Financiere Richemont SA, Class A, Registered Shares	8,800	1,077,394

Clariant AG, Registered Shares	4,459	70,677

Coca-Cola HBC AG	8,830	242,385

DKSH Holding AG	2,372	160,890

DSM-Firmenich AG	3,121	264,778

EFG International AG*	17,989	204,510

Galenica AG(b)	2,182	161,599

Geberit AG, Registered Shares	888	445,553

Givaudan SA, Registered Shares	143	468,017

Helvetia Holding AG, Registered Shares	3,352	470,482

Holcim AG, Registered Shares*	23,177	1,489,226

Julius Baer Group Ltd.	9,236	594,262

Kuehne & Nagel International AG, Registered Shares	3,922	1,118,979

Logitech International SA, Registered Shares	2,998	207,382

Lonza Group AG, Registered Shares	513	238,667

Nestle SA, Registered Shares	78,144	8,861,673

Novartis AG, Registered Shares	106,669	10,945,583

OC Oerlikon Corp. AG, Registered Shares(a)	17,614	74,938

Partners Group Holding AG	758	857,183

PSP Swiss Property AG, Registered Shares	1,799	212,781

Roche Holding AG	20,843	5,706,307

Roche Holding AG, Bearer Shares(a)	3,702	1,090,204

Schindler Holding AG, Participation Certificate	1,182	236,452

Schindler Holding AG, Registered Shares	730	141,084

SFS Group AG	1,808	198,034

SGS SA, Registered Shares	7,648	643,910

SIG Group AG(a)	6,778	167,746

Sika AG, Registered Shares	1,619	412,537

Sonova Holding AG, Registered Shares	852	202,755

Stadler Rail AG(a)	3,102	121,259

STMicroelectronics NV	6,772	293,856

Straumann Holding AG, Registered Shares(a)	1,080	138,365

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

Sulzer AG, Registered Shares	2,482	$237,809

Swatch Group AG, Bearer Shares	1,237	318,310

Swiss Life Holding AG, Registered Shares	1,426	891,016

Swiss Prime Site AG, Registered Shares	3,748	343,949

Swiss Re AG	17,376	1,791,544

Swisscom AG, Registered Shares	2,805	1,668,650

UBS Group AG, Registered Shares	79,290	1,966,649

VAT Group AG(b)	690	248,153

Vontobel Holding AG, Registered Shares	3,443	205,496

Zurich Insurance Group AG	8,046	3,694,933

Total Switzerland		51,740,109

United Kingdom – 12.5%

Airtel Africa PLC(b)	184,764	283,245

Anglo American PLC	78,531	2,171,504

Ashmore Group PLC	56,038	128,450

Ashtead Group PLC	6,626	404,530

Associated British Foods PLC	13,375	337,598

Assura PLC	198,017	102,186

AstraZeneca PLC	29,456	3,991,448

Aviva PLC	140,973	670,708

BAE Systems PLC	78,318	953,807

Balfour Beatty PLC	21,658	84,855

Barclays PLC	486,640	944,053

Beazley PLC	11,490	77,624

Bellway PLC	7,245	201,971

Big Yellow Group PLC	11,213	128,443

BP PLC	645,704	4,188,037

British American Tobacco PLC	112,613	3,542,080

British Land Co. PLC	42,753	165,365

Britvic PLC	15,514	165,119

BT Group PLC(a)	461,932	657,967

Bunzl PLC	8,179	292,099

Burberry Group PLC	7,097	165,319

Central Asia Metals PLC	49,313	113,155

Clarkson PLC	2,257	75,343

Close Brothers Group PLC	7,164	77,472

CNH Industrial NV	19,055	232,814

Compass Group PLC	14,782	360,843

Computacenter PLC	3,976	122,779

ConvaTec Group PLC(b)	50,627	134,585

Cranswick PLC	2,811	121,868

Croda International PLC	2,282	136,897

DCC PLC	2,358	132,650

Derwent London PLC	3,272	76,957

Diageo PLC	53,408	1,977,777

Diversified Energy Co. PLC	109,610	107,897

Drax Group PLC	18,645	99,858

DS Smith PLC	53,356	186,970

Dunelm Group PLC	8,737	111,971

Fresnillo PLC	15,999	107,636

Games Workshop Group PLC	1,326	171,070

Genus PLC	1,755	44,898

Harbour Energy PLC	35,128	110,576

Hargreaves Lansdown PLC	17,403	164,237

Howden Joinery Group PLC	19,225	172,797

HSBC Holdings PLC	1,159,215	9,124,558

IMI PLC	9,216	176,378

Imperial Brands PLC	74,593	1,517,711

Inchcape PLC	12,662	117,223

InterContinental Hotels Group PLC	3,711	275,119

Intertek Group PLC	3,446	172,951

Investec PLC	27,726	163,012

ITV PLC	215,676	185,902

J Sainsbury PLC	111,014	342,539

Kingfisher PLC	90,576	246,864

Land Securities Group PLC	33,072	238,079

Legal & General Group PLC	345,653	938,698

Liontrust Asset Management PLC	8,924	66,116

Lloyds Banking Group PLC	2,456,212	1,330,181

London Stock Exchange Group PLC	4,980	500,490

LondonMetric Property PLC	77,008	161,666

Mondi PLC	14,706	246,356

Morgan Sindall Group PLC	4,831	121,173

National Grid PLC	211,397	2,528,601

Next PLC	3,427	305,179

OSB Group PLC	38,551	154,053

Pagegroup PLC	25,594	130,953

Pan African Resources PLC	117,558	20,633

Pearson PLC	16,357	173,372

Prudential PLC	40,292	437,098

QinetiQ Group PLC	29,300	114,010

Quilter PLC(b)	92,102	96,396

Reckitt Benckiser Group PLC	23,262	1,645,057

Redde Northgate PLC	24,112	99,473

Redrow PLC	19,625	118,521

RELX PLC	48,301	1,635,967

Rentokil Initial PLC	23,116	172,163

Rightmove PLC	7,739	53,105

RS Group PLC	9,869	88,583

RWS Holdings PLC	13,141	38,462

Safestore Holdings PLC	7,793	70,006

Sage Group PLC	28,461	343,560

Savills PLC	8,793	92,888

Schroders PLC	60,762	301,992

Segro PLC	27,533	241,757

Serco Group PLC	57,940	105,371

Severn Trent PLC	9,237	266,635

Shell PLC	314,446	10,001,749

Smith & Nephew PLC	21,075	263,147

Smiths Group PLC	14,532	287,251

Spectris PLC	3,822	158,328

Spirax-Sarco Engineering PLC	634	73,715

Spirent Communications PLC	28,352	47,755

SSE PLC	44,065	865,915

St. James’s Place PLC	17,876	181,574

Standard Chartered PLC	48,455	448,294

Tate & Lyle PLC	15,706	131,410

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

September 30, 2023

Investments	Shares	Value

TBC Bank Group PLC	5,321	$193,862

Telecom Plus PLC	3,250	59,105

Tesco PLC	261,223	842,364

TP ICAP Group PLC	29,592	61,438

Travis Perkins PLC	24,302	250,464

Tritax Big Box REIT PLC	107,494	183,420

Unilever PLC	72,620	3,600,407

Unite Group PLC	15,141	165,861

United Utilities Group PLC	26,229	303,555

Vesuvius PLC	20,485	108,563

Victrex PLC	3,727	63,913

Vodafone Group PLC	1,677,900	1,573,243

Weir Group PLC	5,350	124,167

Wincanton PLC	10,639	35,580

Workspace Group PLC	20,585	123,263

Total United Kingdom		69,804,652

United States – 1.2%

GSK PLC	190,976	3,477,788

Stellantis NV	170,629	3,289,699

Total United States		6,767,487
TOTAL COMMON STOCKS (Cost: $489,437,806)		552,586,753

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.4%

United States – 5.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $29,986,152)	29,986,152	29,986,152

TOTAL INVESTMENTS IN SECURITIES – 104.6% (Cost: $519,423,958)		582,572,905

Other Assets less Liabilities – (4.6)%		(25,512,464)

NET ASSETS – 100.0%		$557,060,441

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $211,041, which represents 0.04% of net assets.

*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $41,617,322 and the total market value of the collateral held by the Fund was $43,786,069. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,799,917.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
France	$61,899,019	$—	$211,041	*	$62,110,060
Other	490,476,693	—	—		490,476,693
Investment of Cash Collateral for Securities Loaned	—	29,986,152	—		29,986,152
Total Investments in Securities	$552,375,712	$29,986,152	$211,041		$582,572,905

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 17.1%

Abacus Group	88,365	$59,597

Accent Group Ltd.	25,574	32,351

Ampol Ltd.	18,955	413,494

ANZ Group Holdings Ltd.	183,962	3,046,587

APA Group	89,299	478,359

Aurizon Holdings Ltd.(a)	113,144	254,851

Australian Clinical Labs Ltd.(a)	34,095	62,714

Bank of Queensland Ltd.(a)	31,073	115,113

Bendigo & Adelaide Bank Ltd.(a)	34,510	198,896

BHP Group Ltd.	692,143	19,766,874

BWP Trust(a)	34,049	73,617

Centuria Capital Group(a)	67,678	59,404

Centuria Industrial REIT(a)	35,965	69,868

Champion Iron Ltd.(a)	22,496	91,469

Charter Hall Long Wale REIT	70,037	145,550

Codan Ltd.	11,153	56,865

Commonwealth Bank of Australia	72,998	4,709,877

Cromwell Property Group(a)	305,144	72,868

CSR Ltd.	47,006	171,408

Dalrymple Bay Infrastructure Ltd.	27,582	49,844

Deterra Royalties Ltd.	54,141	167,375

Dexus(a)	105,651	497,766

Dicker Data Ltd.(a)	7,702	48,068

Downer EDI Ltd.(a)	33,896	90,131

Eagers Automotive Ltd.(a)	14,163	127,331

First Resources Ltd.	114,300	128,126

GPT Group(a)	152,007	382,611

Growthpoint Properties Australia Ltd.(a)	83,984	119,789

GUD Holdings Ltd.	7,282	55,317

Harvey Norman Holdings Ltd.(a)	92,939	232,133

Helia Group Ltd.	39,471	88,906

HomeCo Daily Needs REIT	131,134	97,752

Incitec Pivot Ltd.	136,727	277,085

Insignia Financial Ltd.(a)	38,298	59,816

IRESS Ltd.(a)	6,833	25,666

JB Hi-Fi Ltd.(a)	11,988	351,417

McMillan Shakespeare Ltd.	8,261	85,893

Metcash Ltd.	74,198	181,014

Mirvac Group(a)	193,269	265,687

Myer Holdings Ltd.(a)	78,652	28,934

National Australia Bank Ltd.	152,954	2,869,688

New Hope Corp. Ltd.	85,229	349,293

Nick Scali Ltd.(a)	5,282	37,772

Nine Entertainment Co. Holdings Ltd.(a)	108,067	142,980

NRW Holdings Ltd.	43,916	76,811

Origin Energy Ltd.	89,790	508,805

Orora Ltd.(a)	83,086	147,465

Perpetual Ltd.(a)	3,377	45,661

Premier Investments Ltd.	6,762	109,105

Region RE Ltd.(a)	56,465	73,614

Rio Tinto Ltd.	41,793	3,062,807

Rio Tinto PLC	130,717	8,254,941

Scentre Group	282,623	448,716

Sims Ltd.	21,140	184,600

SmartGroup Corp. Ltd.(a)	22,125	118,234

South32 Ltd.	672,688	1,471,778

Stockland	264,536	669,267

Super Retail Group Ltd.	19,374	149,923

Telstra Group Ltd.	767,166	1,906,246

Terracom Ltd.(a)	73,532	21,119

Vicinity Ltd.	317,158	346,956

Viva Energy Group Ltd.(b)	122,451	237,090

Waypoint REIT Ltd.	60,830	88,334

Wesfarmers Ltd.	47,439	1,618,421

Westpac Banking Corp.	130,716	1,784,300

Whitehaven Coal Ltd.	64,235	294,761

Woodside Energy Group Ltd.	174,309	4,105,089

Total Australia		62,364,199

Austria – 0.7%

BAWAG Group AG*(b)	6,591	303,273

Erste Group Bank AG	19,527	678,528

Oesterreichische Post AG	5,678	186,660

OMV AG	16,918	811,769

Semperit AG Holding	2,444	44,144

Telekom Austria AG	47,750	333,665

Voestalpine AG	9,805	268,246

Total Austria		2,626,285

Belgium – 1.1%

Aedifica SA	1,425	81,244

Ageas SA	13,991	578,150

Bekaert SA	2,976	133,722

bpost SA	17,188	94,356

Cofinimmo SA	2,913	200,161

Etablissements Franz Colruyt NV	5,888	255,341

Intervest Offices & Warehouses NV	2,672	38,757

KBC Group NV	22,761	1,425,168

Proximus SADP	40,257	328,105

Solvay SA	4,618	512,644

VGP NV(a)	2,081	193,777

Total Belgium		3,841,425

China – 0.7%

BOC Hong Kong Holdings Ltd.	494,547	1,354,473

CITIC Telecom International Holdings Ltd.	723,000	286,177

Wilmar International Ltd.	271,200	741,136

Yanlord Land Group Ltd.*	215,600	104,254

Total China		2,486,040

Denmark – 0.7%

AP Moller – Maersk AS, Class B	781	1,412,147

D/S Norden AS	4,887	272,687

Pandora AS	3,752	389,733

Scandinavian Tobacco Group AS(b)	7,710	117,677

Sydbank AS	3,190	152,272

Topdanmark AS	6,114	266,324

Total Denmark		2,610,840

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2023

Investments	Shares	Value

Finland – 1.6%

Anora Group Oyj(a)	4,570	$21,725

Citycon Oyj*(a)	9,446	53,055

Elisa Oyj	13,071	607,390

Fiskars Oyj Abp(a)	3,137	57,923

Fortum Oyj(a)	65,008	756,755

Kemira Oyj	10,246	159,899

Kesko Oyj, Class A(a)	4,867	89,146

Konecranes Oyj	4,480	149,221

Metsa Board Oyj, Class B(a)	15,183	122,250

Nordea Bank Abp	186,767	2,064,989

Sampo Oyj, Class A	25,424	1,103,086

Sanoma Oyj(a)	8,974	66,128

TietoEVRY Oyj	7,553	170,331

Tokmanni Group Corp.(a)	4,137	57,598

Uponor Oyj	3,493	105,177

Valmet Oyj(a)	8,329	191,005

Total Finland		5,775,678

France – 11.0%

ALD SA(b)	42,193	327,668

AXA SA	150,459	4,489,031

BNP Paribas SA	65,521	4,192,051

Bouygues SA	23,649	829,772

Chargeurs SA(a)	87	743

Cie Generale des Etablissements Michelin SCA	27,986	861,349

Coface SA	16,099	205,902

Derichebourg SA	11,287	57,122

Engie SA	223,988	3,445,750

Fnac Darty SA(a)	1,855	45,564

Gecina SA	4,166	426,740

Imerys SA	3,264	96,761

Jacquet Metals SACA	4,254	72,513

Klepierre SA	21,899	538,601

Maisons du Monde SA(a)(b)	3,328	25,669

Metropole Television SA	17,590	223,109

Orange SA	280,564	3,225,932

Publicis Groupe SA	10,219	776,398

Rexel SA	19,235	433,776

Rothschild & Co.†	5,467	223,424

Rubis SCA	7,759	174,483

Sanofi	47,940	5,150,767

Societe Generale SA	42,318	1,032,513

Television Francaise 1 SA(a)	13,268	101,774

TotalEnergies SE	184,576	12,176,611

Veolia Environnement SA	25,999	755,050

Verallia SA(b)	4,569	180,339

Vicat SACA	3,201	98,113

Total France		40,167,525

Georgia – 0.0%

Bank of Georgia Group PLC	3,462	155,923

Germany – 9.5%

Allianz SE, Registered Shares	17,365	4,149,538

BASF SE	61,900	2,814,798

Bayer AG, Registered Shares	37,213	1,790,697

Bayerische Motoren Werke AG	41,385	4,223,022

Dermapharm Holding SE	2,756	114,149

Deutsche Post AG, Registered Shares	57,200	2,333,699

Deutz AG	14,644	64,808

DWS Group GmbH & Co. KGaA(b)	16,623	566,707

E.ON SE	146,136	1,732,881

Evonik Industries AG	27,423	503,016

Fielmann Group AG	3,784	163,778

Freenet AG	13,381	314,227

Hamburger Hafen und Logistik AG	4,860	86,548

Hapag-Lloyd AG(a)(b)	17,524	3,194,919

Heidelberg Materials AG	9,424	733,558

Indus Holding AG	1,968	41,881

Instone Real Estate Group SE(b)	4,529	28,147

Kloeckner & Co. SE	12,198	88,271

Mercedes-Benz Group AG	86,348	6,023,726

Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	4,132	1,614,722

Siltronic AG	1,556	133,358

Sixt SE	1,137	105,693

Stroeer SE & Co. KGaA	2,354	104,926

Talanx AG	11,147	708,113

Telefonica Deutschland Holding AG	230,854	414,286

Varta AG*(a)	3,322	63,221

Volkswagen AG	12,825	1,693,235

Wacker Chemie AG	3,291	472,652

Wacker Neuson SE	4,542	92,811

Total Germany		34,371,387

Hong Kong – 3.2%

Bank of East Asia Ltd.	119,400	148,186

Champion REIT	512,000	168,665

CLP Holdings Ltd.	143,000	1,058,096

Dah Sing Banking Group Ltd.	135,200	89,422

Dah Sing Financial Holdings Ltd.	26,000	54,975

Fortune Real Estate Investment Trust	214,000	128,424

Hang Lung Group Ltd.	122,000	171,975

Hang Lung Properties Ltd.	292,000	399,681

Henderson Land Development Co. Ltd.	396,220	1,044,701

Hong Kong & China Gas Co. Ltd.	979,000	682,513

Hutchison Port Holdings Trust	1,102,123	189,565

Hysan Development Co. Ltd.	69,000	133,738

Link REIT	200,950	985,269

New World Development Co. Ltd.	279,000	542,906

PCCW Ltd.	1,417,000	645,912

Power Assets Holdings Ltd.	235,518	1,139,722

Sino Land Co. Ltd.	655,568	739,119

Sun Hung Kai Properties Ltd.	240,000	2,567,976

Swire Pacific Ltd., Class B	182,500	199,468

Swire Properties Ltd.	324,000	675,978

Tam Jai International Co. Ltd.	155,000	26,718

Total Hong Kong		11,793,009

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2023

Investments	Shares	Value

Indonesia – 0.1%

Bumitama Agri Ltd.	209,800	$87,615

Nickel Industries Ltd.(a)	163,612	79,197

Total Indonesia		166,812

Ireland – 0.0%

Cairn Homes PLC	31,758	36,784

Kenmare Resources PLC	16,773	84,960

Total Ireland		121,744

Israel – 0.7%

Amot Investments Ltd.	24,782	120,102

Ashtrom Group Ltd.	7,615	103,874

Bank Leumi Le-Israel BM	87,240	722,073

Delek Automotive Systems Ltd.	12,890	79,568

Delek Group Ltd.‡	0	25

FIBI Holdings Ltd.	1,726	78,434

First International Bank of Israel Ltd.	3,241	139,277

Gav-Yam Lands Corp. Ltd.	13,666	86,871

Harel Insurance Investments & Financial Services Ltd.	7,942	62,835

ICL Group Ltd.	154,939	857,516

Matrix IT Ltd.	1,397	28,622

Oil Refineries Ltd.	199,532	65,987

Phoenix Holdings Ltd.	13,453	140,007

Plus500 Ltd.	4,026	67,665

Total Israel		2,552,856

Italy – 3.7%

A2A SpA	222,729	397,583

ACEA SpA	12,545	136,938

Anima Holding SpA(b)	21,586	90,731

Assicurazioni Generali SpA	75,981	1,557,815

Azimut Holding SpA	6,867	150,353

Banca Generali SpA	4,345	154,155

Banca Mediolanum SpA	46,610	399,820

Banca Popolare di Sondrio SpA	25,339	130,812

Banco BPM SpA	66,136	317,547

Credito Emiliano SpA	15,397	126,826

Cromwell European Real Estate Investment Trust	63,200	85,649

De’ Longhi SpA	6,105	133,281

Eni SpA(a)	265,009	4,280,502

Esprinet SpA(a)	4,192	21,526

Hera SpA	77,556	212,671

Immobiliare Grande Distribuzione SIIQ SpA(a)	17,164	38,798

Iren SpA	88,499	170,999

Italgas SpA	76,532	393,149

Maire Tecnimont SpA	15,853	65,325

Mediobanca Banca di Credito Finanziario SpA	49,353	654,724

Poste Italiane SpA(b)	62,614	660,804

Snam SpA	286,009	1,347,211

Terna – Rete Elettrica Nazionale	134,748	1,016,912

Unieuro SpA(a)(b)	2,158	19,352

Unipol Gruppo SpA	34,911	189,320

UnipolSai Assicurazioni SpA(a)	215,525	521,636

Total Italy		13,274,439

Japan – 13.2%

77 Bank Ltd.(a)	4,100	87,097

AGC, Inc.	10,400	365,472

Aisin Corp.(a)	14,300	541,431

Akita Bank Ltd.	4,400	59,502

Aozora Bank Ltd.(a)	15,500	317,323

ARE Holdings, Inc.(a)	5,300	67,375

CKD Corp.	2,100	29,004

Concordia Financial Group Ltd.	56,300	257,118

Cosmo Energy Holdings Co. Ltd.	6,300	222,067

Daicel Corp.	10,300	86,348

Daido Steel Co. Ltd.(a)	2,200	89,651

Daiho Corp.	1,800	47,586

Daiken Corp.	3,100	62,218

Daiwa House Industry Co. Ltd.	28,400	764,121

Daiwa Securities Group, Inc.(a)	58,900	340,671

Denka Co. Ltd.(a)	4,200	76,077

DIC Corp.	6,700	109,036

Eagle Industry Co. Ltd.	6,500	73,788

ENEOS Holdings, Inc.(a)	232,800	920,280

Exedy Corp.	6,500	113,862

EXEO Group, Inc.(a)	4,000	82,131

G-Tekt Corp.	3,100	37,809

H.U. Group Holdings, Inc.(a)	4,600	78,298

Hakuto Co. Ltd.(a)	2,200	74,746

Haseko Corp.(a)	22,800	291,369

Iida Group Holdings Co. Ltd.	14,600	243,276

Iino Kaiun Kaisha Ltd.(a)	9,900	69,594

Inabata & Co. Ltd.	4,400	92,290

Inpex Corp.	57,800	873,827

Inui Global Logistics Co. Ltd.(a)	6,300	55,812

Isuzu Motors Ltd.(a)	36,800	463,745

Japan Post Holdings Co. Ltd.(a)	145,800	1,170,015

Japan Post Insurance Co. Ltd.	18,900	319,232

Japan Tobacco, Inc.	125,400	2,890,776

Kajima Corp.	29,500	481,074

Kanematsu Corp.	9,000	124,724

Kansai Electric Power Co., Inc.	43,011	598,796

Kawasaki Kisen Kaisha Ltd.(a)	29,800	1,019,261

Ki-Star Real Estate Co. Ltd.(a)	700	21,672

Kobe Steel Ltd.(a)	31,800	415,334

Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	2,700	31,845

Macnica Holdings, Inc.	3,300	155,463

Marubeni Corp.	128,500	2,008,122

Mitsubishi Chemical Group Corp.	59,100	373,353

Mitsubishi UFJ Financial Group, Inc.	435,600	3,702,855

Mitsuboshi Belting Ltd.(a)	4,400	135,339

Mitsui OSK Lines Ltd.(a)	55,100	1,517,581

Mitsui-Soko Holdings Co. Ltd.	2,100	60,583

MIXI, Inc.(a)	6,900	109,632

Mizuho Financial Group, Inc.(a)	96,060	1,635,708

MS&AD Insurance Group Holdings, Inc.(a)	21,800	802,754

Nippon Denko Co. Ltd.(a)	15,700	31,984

Nippon Electric Glass Co. Ltd.	7,200	134,423

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2023

Investments	Shares	Value

Nippon Pillar Packing Co. Ltd.(a)	2,800	$73,272

Nippon Soda Co. Ltd.	2,400	88,457

Nippon Steel Corp.(a)	73,900	1,735,765

Nippon Yusen KK(a)	78,200	2,036,423

Nishimatsu Construction Co. Ltd.(a)	4,400	109,333

Niterra Co. Ltd.	18,100	410,457

Nitto Kogyo Corp.(a)	2,300	55,256

Nittoc Construction Co. Ltd.	24,100	176,359

NOK Corp.(a)	8,800	117,088

NS United Kaiun Kaisha Ltd.(a)	3,300	87,130

Pacific Industrial Co. Ltd.	3,100	29,769

PHC Holdings Corp.(a)	6,000	61,357

Press Kogyo Co. Ltd.	15,200	70,181

Sanyo Special Steel Co. Ltd.	3,600	71,071

SBI Holdings, Inc.(a)	17,400	367,065

Sekisui House Ltd.	34,700	692,256

Seven Bank Ltd.(a)	37,400	77,920

SoftBank Corp.	417,800	4,733,060

Sojitz Corp.(a)	20,380	447,684

Sompo Holdings, Inc.(a)	15,800	681,129

Sumitomo Chemical Co. Ltd.	71,300	194,465

Sumitomo Corp.(a)	106,700	2,133,643

Sumitomo Forestry Co. Ltd.	17,200	438,688

Sumitomo Heavy Industries Ltd.	8,800	223,619

Sumitomo Metal Mining Co. Ltd.	17,800	524,726

Sumitomo Mitsui Financial Group, Inc.	54,300	2,673,427

Sumitomo Mitsui Trust Holdings, Inc.	14,800	558,478

T&D Holdings, Inc.(a)	20,000	330,776

Takeda Pharmaceutical Co. Ltd.(a)	77,600	2,413,413

Tama Home Co. Ltd.	2,600	62,027

Tokai Rika Co. Ltd.(a)	4,500	70,685

Tokyo Seimitsu Co. Ltd.	2,800	140,539

Tosoh Corp.	22,100	284,053

Toyo Seikan Group Holdings Ltd.	18,100	296,865

Toyo Tire Corp.	8,600	132,667

TPR Co. Ltd.	5,400	66,041

TS Tech Co. Ltd.	3,200	36,369

UBE Corp.	9,700	163,904

YAMABIKO Corp.	4,900	47,284

Yamaha Motor Co. Ltd.	16,600	437,290

Yamaichi Electronics Co. Ltd.	3,200	36,927

Total Japan		48,120,368

Netherlands – 1.4%

Aegon NV(a)	63,248	306,828

ASR Nederland NV	7,384	277,689

BE Semiconductor Industries NV(a)	4,615	454,410

Koninklijke Heijmans NV	3,452	39,106

Koninklijke KPN NV	313,636	1,035,702

Koninklijke Vopak NV	7,746	265,879

NN Group NV(a)	15,019	484,038

OCI NV*(a)	31,545	881,380

Randstad NV(a)	16,775	930,297

RHI Magnesita NV	3,769	127,979

SBM Offshore NV(a)	13,375	176,019

Signify NV(b)	6,236	168,426

Total Netherlands		5,147,753

Norway – 2.3%

AF Gruppen ASA	14,583	170,761

Aker BP ASA	37,948	1,055,612

Atea ASA*	6,392	80,254

Austevoll Seafood ASA	10,515	74,360

Belships ASA	46,011	78,005

DNB Bank ASA	82,487	1,671,314

Entra ASA(b)	8,930	76,872

Europris ASA(b)	9,425	52,923

Gjensidige Forsikring ASA	23,829	352,704

Leroy Seafood Group ASA	28,990	122,271

MPC Container Ships ASA	82,858	135,762

Norsk Hydro ASA	98,933	624,790

Salmar ASA	6,973	356,093

SpareBank 1 Nord Norge	14,891	133,924

Sparebank 1 Oestlandet	4,324	54,208

SpareBank 1 SR-Bank ASA	10,545	121,595

Storebrand ASA	15,527	127,183

Telenor ASA	201,461	2,300,334

Veidekke ASA	15,030	137,858

Yara International ASA	15,580	593,428

Total Norway		8,320,251

Portugal – 0.5%

Altri SGPS SA(a)	5,459	24,772

EDP – Energias de Portugal SA	159,775	665,821

Galp Energia SGPS SA	37,384	555,707

Navigator Co. SA	49,774	188,027

NOS SGPS SA	40,850	150,596

REN – Redes Energeticas Nacionais SGPS SA	91,507	234,457

Sonae SGPS SA	134,617	131,124

Total Portugal		1,950,504

Singapore – 2.6%

Aztech Global Ltd.	78,600	46,357

CapitaLand Ascendas REIT	334,500	673,951

CapitaLand Ascott Trust	171,200	120,413

Capitaland India Trust	90,745	69,809

CapitaLand Integrated Commercial Trust	496,400	672,826

Frasers Centrepoint Trust	76,800	123,227

Frasers Logistics & Commercial Trust	349,000	273,595

Geo Energy Resources Ltd.	201,000	42,706

Kenon Holdings Ltd.	5,309	122,719

Keppel Corp. Ltd.	88,900	442,904

Keppel DC REIT	103,300	157,421

Keppel Infrastructure Trust	683,136	232,734

Keppel REIT	315,500	197,635

Mapletree Industrial Trust	218,700	362,123

Mapletree Logistics Trust	221,500	272,635

Mapletree Pan Asia Commercial Trust	237,700	249,037

Netlink NBN Trust	449,800	276,820

Olam Group Ltd.	250,000	192,322

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2023

Investments	Shares	Value

OUE Commercial Real Estate Investment Trust	473,000	$81,438

Oversea-Chinese Banking Corp. Ltd.	227,492	2,135,081

Samudera Shipping Line Ltd.	77,700	42,696

Singapore Technologies Engineering Ltd.	187,523	537,193

Singapore Telecommunications Ltd.	18,600	33,115

Suntec Real Estate Investment Trust	236,100	200,657

United Overseas Bank Ltd.	80,400	1,678,804

Venture Corp. Ltd.	15,500	140,476

Total Singapore		9,378,694

Spain – 5.6%

Acerinox SA	21,743	210,959

ACS Actividades de Construccion y Servicios SA	31,656	1,141,883

Atresmedia Corp. de Medios de Comunicacion SA	29,782	115,406

Banco Bilbao Vizcaya Argentaria SA	249,348	2,035,418

Banco Santander SA	467,802	1,792,190

Bankinter SA(a)	36,832	235,691

CaixaBank SA	228,882	917,457

Cia de Distribucion Integral Logista Holdings SA	13,613	348,789

Enagas SA	27,396	454,806

Ence Energia y Celulosa SA(a)	15,828	53,190

Endesa SA	139,479	2,846,405

Fluidra SA(a)	9,312	190,970

Fomento de Construcciones y Contratas SA(a)	22,191	280,057

Iberdrola SA	278,601	3,125,195

Inmobiliaria Colonial Socimi SA(a)	19,485	110,988

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	92,885	86,049

Mapfre SA(a)	196,981	402,509

Merlin Properties Socimi SA	70,934	599,684

Naturgy Energy Group SA(a)	67,220	1,833,318

Prosegur Cash SA(a)(b)	2,619	1,633

Redeia Corp. SA	35,362	557,662

Repsol SA	68,314	1,126,138

Sacyr SA(a)	42,294	124,575

Telefonica SA(a)	467,622	1,915,027

Total Spain		20,505,999

Sweden – 1.7%

Avanza Bank Holding AB(a)	4,755	82,896

Betsson AB, Class B*	4,773	52,808

Bilia AB, Class A	6,393	62,670

Clas Ohlson AB, Class B(a)	5,316	57,299

Cloetta AB, Class B	18,555	31,186

Coor Service Management Holding AB(b)	7,558	30,888

Corem Property Group AB, Class B(a)	62,418	34,788

Dios Fastigheter AB	5,352	30,715

Fabege AB(a)	15,230	122,410

Hexpol AB	15,507	138,667

Husqvarna AB, Class B(a)	19,340	149,070

Inwido AB	4,182	42,343

JM AB	3,968	54,165

NCC AB, Class B	5,197	56,638

Peab AB, Class B	15,168	62,799

Resurs Holding AB(b)	17,636	38,245

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	22,100	8,763

Securitas AB, Class B(a)	19,522	155,720

Skandinaviska Enskilda Banken AB, Class A	77,588	933,053

SKF AB, Class B	17,245	289,131

SSAB AB, Class B	94,772	524,272

Svenska Handelsbanken AB, Class A	69,822	626,998

Swedbank AB, Class A	66,943	1,240,370

Tele2 AB, Class B	48,051	370,106

Telia Co. AB	414,020	860,112

Thule Group AB(a)(b)	6,501	171,677

Wihlborgs Fastigheter AB	12,160	85,568

Total Sweden		6,313,357

Switzerland – 7.9%

Allreal Holding AG, Registered Shares	1,199	191,358

Baloise Holding AG, Registered Shares	2,344	340,531

Cembra Money Bank AG	1,014	69,056

EFG International AG*	12,803	145,552

Helvetia Holding AG, Registered Shares	2,857	401,004

Holcim AG, Registered Shares*	31,305	2,011,487

Julius Baer Group Ltd.	7,508	483,079

Kuehne & Nagel International AG, Registered Shares	5,107	1,457,069

Novartis AG, Registered Shares	138,648	14,227,031

OC Oerlikon Corp. AG, Registered Shares(a)	22,523	95,824

Sulzer AG, Registered Shares	2,143	205,328

Swiss Life Holding AG, Registered Shares	1,233	770,423

Swiss Prime Site AG, Registered Shares	3,792	347,987

Swiss Re AG	16,967	1,749,374

Swisscom AG, Registered Shares	3,786	2,252,231

Vontobel Holding AG, Registered Shares	1,908	113,879

Zurich Insurance Group AG	8,143	3,739,478

Total Switzerland		28,600,691

United Kingdom – 11.4%

Anglo American PLC	100,764	2,786,281

Ashmore Group PLC	32,262	73,951

Assura PLC	207,189	106,920

Aviva PLC	140,211	667,082

Bellway PLC	6,977	194,500

BP PLC	827,315	5,365,966

British American Tobacco PLC	148,441	4,668,999

British Land Co. PLC	46,572	180,137

BT Group PLC(a)	566,017	806,224

Central Asia Metals PLC	28,229	64,775

Close Brothers Group PLC	8,261	89,335

CLS Holdings PLC(a)	30,910	44,820

CMC Markets PLC(a)(b)	11,407	14,647

Crest Nicholson Holdings PLC	17,364	36,813

DFS Furniture PLC(a)	23,707	31,366

Diversified Energy Co. PLC	116,028	114,215

Domino’s Pizza Group PLC	14,049	64,543

DS Smith PLC	56,022	196,312

Dunelm Group PLC	8,430	108,037

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2023

Investments	Shares	Value

Empiric Student Property PLC	48,447	$52,923

FDM Group Holdings PLC	4,373	27,755

Forterra PLC(b)	12,600	22,884

Games Workshop Group PLC	1,360	175,456

Halfords Group PLC	15,413	37,305

Hargreaves Lansdown PLC	14,589	137,681

Hilton Food Group PLC	4,481	39,215

HSBC Holdings PLC	1,136,252	8,943,809

Ibstock PLC(b)	32,869	57,169

Imperial Brands PLC	98,419	2,002,488

Investec PLC	29,996	176,358

ITV PLC	256,586	221,165

J Sainsbury PLC	139,681	430,993

Kingfisher PLC	104,717	285,405

Land Securities Group PLC	46,808	336,961

Legal & General Group PLC	321,175	872,222

Liontrust Asset Management PLC	4,378	32,435

Lloyds Banking Group PLC	2,316,039	1,254,269

LondonMetric Property PLC	81,578	171,260

ME Group International PLC	29,624	57,057

Moneysupermarket.com Group PLC	47,748	141,384

Morgan Advanced Materials PLC	10,897	32,586

Morgan Sindall Group PLC	2,026	50,817

National Grid PLC	292,923	3,503,765

Ninety One PLC(a)	16,850	35,189

OSB Group PLC	34,016	135,931

Pagegroup PLC	27,466	140,531

Pets at Home Group PLC	18,525	75,701

Primary Health Properties PLC	61,002	69,244

Quilter PLC(b)	71,805	75,153

Redde Northgate PLC	25,300	104,374

Redrow PLC	22,923	138,438

Schroders PLC	37,834	188,038

Serica Energy PLC	21,491	65,262

Severn Trent PLC	10,600	305,980

SSE PLC	55,827	1,097,048

St. James’s Place PLC	14,251	144,753

TBC Bank Group PLC	4,967	180,965

Tesco PLC	335,856	1,083,032

TP ICAP Group PLC	26,836	55,716

Travis Perkins PLC	10,680	110,071

Tritax Big Box REIT PLC	69,277	118,209

Tyman PLC	14,389	50,756

United Utilities Group PLC	34,601	400,446

Vesuvius PLC	15,881	84,163

Vodafone Group PLC	2,137,422	2,004,103

Watkin Jones PLC(a)	29,574	14,439

Wickes Group PLC	37,241	62,409

Workspace Group PLC	9,825	58,832

Total United Kingdom		41,477,068

United States – 2.5%

GSK PLC	250,806	4,567,328

Stellantis NV	224,690	4,331,986

Total United States		8,899,314
TOTAL COMMON STOCKS (Cost: $355,596,818)		361,022,161

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International LargeCap Dividend Fund(c)

(Cost: $335,301)	7,580	345,800

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.0%

United States – 8.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $29,197,912)	29,197,912	29,197,912

TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $385,130,031)		390,565,873

Other Assets less Liabilities – (7.3)%		(26,585,489)

NET ASSETS – 100.0%		$363,980,384

*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $223,424, which represents 0.06% of net assets.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $39,072,896. The Fund also had securities on loan having a total market value of $1,362 that were sold and pending settlement. The total market value of the collateral held by the Fund was $41,088,166. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,890,254.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree International LargeCap Dividend Fund	$1,054,486	$8,858,785	$9,380,557	$(37,207)	$(149,707)	$345,800	$119,617

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	10/2/2023	106,869	SEK	105,000	NOK	$—	$(31)
Royal Bank of Canada	10/2/2023	154,700	SEK	100,000	DKK	41	—
Royal Bank of Canada	10/2/2023	461,456	SEK	40,000	EUR	125	—
Royal Bank of Canada	10/2/2023	133,230	SEK	10,000	GBP	58	—
						$224	$(31)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
France	$39,944,101	$—	$223,424	*	$40,167,525
Other	320,854,636	—	—		320,854,636
Exchange-Traded Fund	345,800	—	—		345,800
Investment of Cash Collateral for Securities Loaned	—	29,197,912	—		29,197,912
Total Investments in Securities	$361,144,537	$29,197,912	$223,424		$390,565,873
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$224	$—		$224
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(31)	$—		$(31)
Total – Net	$361,144,537	$29,198,105	$223,424		$390,566,066
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 12.6%

ANZ Group Holdings Ltd.	229,114	$3,794,348

Aristocrat Leisure Ltd.	11,024	290,643

BHP Group Ltd.	822,758	23,497,100

Coles Group Ltd.	70,715	710,150

Commonwealth Bank of Australia(a)	90,041	5,809,502

CSL Ltd.	5,529	894,959

Goodman Group	37,515	519,351

Macquarie Group Ltd.	14,596	1,580,060

National Australia Bank Ltd.	190,752	3,578,846

Rio Tinto Ltd.	40,333	2,955,810

Rio Tinto PLC	121,399	7,666,497

Santos Ltd.	119,841	611,028

Telstra Group Ltd.	763,494	1,897,122

Transurban Group	97,349	797,301

Wesfarmers Ltd.	45,669	1,558,036

Westpac Banking Corp.	161,138	2,199,567

Woodside Energy Group Ltd.	162,084	3,817,182

Woolworths Group Ltd.	31,683	763,127

Total Australia		62,940,629

Austria – 0.1%

OMV AG	15,889	762,395

Belgium – 0.6%

Anheuser-Busch InBev SA	16,308	906,643

KBC Group NV	29,223	1,829,783

UCB SA	3,955	324,687

Total Belgium		3,061,113

China – 0.6%

BOC Hong Kong Holdings Ltd.	640,634	1,754,579

Prosus NV*	14,502	428,683

Wilmar International Ltd.	268,300	733,211

Total China		2,916,473

Denmark – 1.4%

AP Moller – Maersk AS, Class B	752	1,359,712

Carlsberg AS, Class B	3,044	385,254

Coloplast AS, Class B	4,341	460,775

Novo Nordisk AS, Class B	44,362	4,055,641

Orsted AS(b)	7,761	424,347

Tryg AS	24,899	457,276

Total Denmark		7,143,005

Finland – 1.3%

Fortum Oyj(a)	60,810	707,886

Kone Oyj, Class B	17,342	732,965

Neste Oyj(a)	13,702	466,110

Nordea Bank Abp	234,289	2,590,416

Sampo Oyj, Class A(a)	34,248	1,485,938

UPM-Kymmene Oyj	17,953	617,181

Total Finland		6,600,496

France – 13.5%

Air Liquide SA	9,568	1,619,198

Airbus SE	10,099	1,357,710

AXA SA	189,168	5,643,936

BNP Paribas SA	83,132	5,318,807

Capgemini SE	2,897	508,541

Cie de Saint-Gobain SA	16,805	1,012,026

Cie Generale des Etablissements Michelin SCA	27,768	854,640

Danone SA	24,557	1,358,746

Engie SA	214,699	3,302,852

EssilorLuxottica SA	6,340	1,108,632

Hermes International SCA	861	1,576,858

Kering SA	2,839	1,298,201

L’Oreal SA	10,551	4,392,387

Legrand SA	6,062	560,304

LVMH Moet Hennessy Louis Vuitton SE	12,197	9,251,285

Orange SA	261,360	3,005,124

Pernod Ricard SA	8,537	1,426,735

Publicis Groupe SA	9,514	722,835

Sanofi	44,970	4,831,665

Schneider Electric SE	11,207	1,862,632

Societe Generale SA	52,522	1,281,479

Thales SA	6,177	870,460

TotalEnergies SE	171,571	11,318,661

Veolia Environnement SA	28,085	815,631

Vinci SA	19,133	2,127,397

Total France		67,426,742

Germany – 8.6%

adidas AG	5,898	1,040,460

Allianz SE, Registered Shares	21,702	5,185,907

BASF SE	58,081	2,641,136

Bayer AG, Registered Shares	34,676	1,668,616

Bayerische Motoren Werke AG	38,658	3,944,752

Deutsche Bank AG, Registered Shares	47,760	528,414

Deutsche Boerse AG	3,590	622,209

Deutsche Post AG, Registered Shares	55,862	2,279,110

Deutsche Telekom AG, Registered Shares	231,102	4,861,287

E.ON SE	142,081	1,684,797

Hannover Rueck SE	5,535	1,218,332

Hapag-Lloyd AG(a)(b)	16,499	3,008,044

Henkel AG & Co. KGaA	8,607	544,208

Infineon Technologies AG	13,730	455,796

Mercedes-Benz Group AG	80,617	5,623,926

Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	5,114	1,998,473

RWE AG	15,443	574,712

SAP SE	22,131	2,877,820

Siemens Healthineers AG(b)	19,188	975,134

Volkswagen AG	11,902	1,571,375

Total Germany		43,304,508

Hong Kong – 2.6%

AIA Group Ltd.	274,404	2,237,108

CLP Holdings Ltd.	130,000	961,906

Hang Seng Bank Ltd.	63,618	791,585

Henderson Land Development Co. Ltd.	380,219	1,002,512

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2023

Investments	Shares	Value

Hong Kong & China Gas Co. Ltd.	955,925	$666,426

Hong Kong Exchanges & Clearing Ltd.	39,624	1,480,363

Link REIT	206,355	1,011,770

MTR Corp. Ltd.	349,438	1,383,144

Sun Hung Kai Properties Ltd.	223,442	2,390,807

Swire Properties Ltd.	312,800	652,611

Techtronic Industries Co. Ltd.	42,500	412,418

Total Hong Kong		12,990,650

Ireland – 0.3%

CRH PLC	25,882	1,434,830

Israel – 0.2%

Bank Hapoalim BM	30,478	271,316

Bank Leumi Le-Israel BM	109,512	906,415

Total Israel		1,177,731

Italy – 1.8%

Assicurazioni Generali SpA	92,831	1,903,286

Eni SpA(a)	247,736	4,001,504

Ferrari NV	2,291	678,439

Snam SpA	264,085	1,243,940

Terna – Rete Elettrica Nazionale(a)	126,713	956,274

Total Italy		8,783,443

Japan – 17.3%

Aeon Co. Ltd.	16,645	330,446

Asahi Group Holdings Ltd.	14,235	533,246

Astellas Pharma, Inc.	49,700	690,754

Bandai Namco Holdings, Inc.	22,600	460,708

Bridgestone Corp.	21,855	853,696

Canon, Inc.	43,836	1,058,997

Chugai Pharmaceutical Co. Ltd.	54,600	1,691,877

Dai-ichi Life Holdings, Inc.	34,500	716,009

Daiichi Sankyo Co. Ltd.	12,400	341,192

Daikin Industries Ltd.	2,800	440,476

Daiwa House Industry Co. Ltd.	24,800	667,261

Denso Corp.	75,100	1,208,344

East Japan Railway Co.	5,900	338,244

Eisai Co. Ltd.	5,500	306,061

FANUC Corp.	24,975	651,551

Fast Retailing Co. Ltd.	2,400	524,148

FUJIFILM Holdings Corp.	10,300	597,604

Fujitsu Ltd.(a)	3,400	401,005

Hitachi Ltd.	18,800	1,168,504

Honda Motor Co. Ltd.	194,700	2,194,575

Hoya Corp.	3,200	328,631

Inpex Corp.	56,400	852,661

ITOCHU Corp.(a)	49,500	1,793,245

Japan Post Holdings Co. Ltd.	175,700	1,409,956

Japan Tobacco, Inc.	113,009	2,605,133

Kao Corp.	13,600	505,904

KDDI Corp.	94,480	2,897,872

Keyence Corp.	1,100	409,114

Kirin Holdings Co. Ltd.	32,800	460,046

Komatsu Ltd.	35,667	966,337

Marubeni Corp.	121,200	1,894,042

Mitsubishi Corp.	78,905	3,769,039

Mitsubishi Electric Corp.	57,481	712,229

Mitsubishi Estate Co. Ltd.	34,200	448,055

Mitsubishi Heavy Industries Ltd.	7,000	391,503

Mitsubishi UFJ Financial Group, Inc.	543,900	4,623,469

Mitsui & Co. Ltd.	85,100	3,092,627

Mitsui Fudosan Co. Ltd.	23,200	512,118

Mizuho Financial Group, Inc.(a)	117,014	1,992,512

MS&AD Insurance Group Holdings, Inc.(a)	26,200	964,778

Murata Manufacturing Co. Ltd.	45,530	834,170

Nintendo Co. Ltd.	42,300	1,765,984

Nippon Steel Corp.(a)	67,400	1,583,093

Nippon Telegraph & Telephone Corp.	3,688,600	4,365,266

Ono Pharmaceutical Co. Ltd.	17,100	328,650

Otsuka Holdings Co. Ltd.	13,300	473,533

Panasonic Holdings Corp.	64,984	732,472

Recruit Holdings Co. Ltd.	8,500	262,533

Secom Co. Ltd.	5,900	400,911

Sekisui House Ltd.	28,600	570,563

Seven & I Holdings Co. Ltd.	16,700	655,242

Shin-Etsu Chemical Co. Ltd.	64,500	1,877,189

Shionogi & Co. Ltd.	7,300	327,075

SMC Corp.	1,050	471,295

SoftBank Corp.	395,000	4,474,770

Sompo Holdings, Inc.(a)	18,500	797,524

Subaru Corp.	22,000	428,427

Sumitomo Corp.(a)	99,010	1,979,868

Sumitomo Mitsui Financial Group, Inc.	66,594	3,278,714

Suzuki Motor Corp.	11,217	452,213

Takeda Pharmaceutical Co. Ltd.(a)	70,700	2,198,819

TDK Corp.	9,300	345,389

Tokio Marine Holdings, Inc.	103,000	2,391,657

Tokyo Electron Ltd.	17,750	2,431,295

Toyota Motor Corp.	429,365	7,703,969

Total Japan		86,934,590

Netherlands – 1.6%

ASML Holding NV	3,780	2,237,560

Ferrovial SE(a)	15,554	477,072

Heineken Holding NV	6,572	496,809

Heineken NV(a)	12,123	1,071,228

JDE Peet’s NV(a)	14,143	395,610

Koninklijke Ahold Delhaize NV(a)	31,264	944,034

NN Group NV(a)	17,252	556,004

Universal Music Group NV(a)	36,733	961,776

Wolters Kluwer NV(a)	5,496	667,136

Total Netherlands		7,807,229

Norway – 1.7%

Aker BP ASA	37,482	1,042,649

DNB Bank ASA	104,655	2,120,471

Equinor ASA	95,487	3,151,089

Telenor ASA	189,284	2,161,294

Total Norway		8,475,503

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2023

Investments	Shares	Value

Portugal – 0.3%

EDP – Energias de Portugal SA	164,581	$685,848

Jeronimo Martins SGPS SA	31,668	712,816

Total Portugal		1,398,664

Singapore – 2.1%

CapitaLand Investment Ltd.	273,000	620,046

DBS Group Holdings Ltd.	143,534	3,537,610

Oversea-Chinese Banking Corp. Ltd.	281,512	2,642,075

Singapore Telecommunications Ltd.	835,600	1,481,539

United Overseas Bank Ltd.	102,386	2,137,886

Total Singapore		10,419,156

Spain – 4.0%

Banco Bilbao Vizcaya Argentaria SA(a)	310,668	2,535,971

Banco Santander SA	603,878	2,313,509

CaixaBank SA	299,473	1,200,416

Endesa SA	130,552	2,664,228

Iberdrola SA	264,799	2,970,371

Industria de Diseno Textil SA	107,072	4,000,562

Naturgy Energy Group SA(a)	61,737	1,683,778

Repsol SA	66,670	1,099,038

Telefonica SA(a)	443,410	1,815,873

Total Spain		20,283,746

Sweden – 1.8%

Assa Abloy AB, Class B	18,021	395,114

Atlas Copco AB, Class A	43,261	586,346

Atlas Copco AB, Class B	35,142	414,684

Epiroc AB, Class A	12,002	229,784

EQT AB(a)	12,662	252,792

Essity AB, Class B	20,205	438,722

Evolution AB(b)	3,114	317,127

Sandvik AB	30,269	561,682

Skandinaviska Enskilda Banken AB, Class A	91,155	1,096,206

Svenska Handelsbanken AB, Class A	82,423	740,155

Swedbank AB, Class A	86,161	1,596,455

Telefonaktiebolaget LM Ericsson, Class B(a)	115,504	566,984

Telia Co. AB	388,627	807,359

Volvo AB, Class B	49,675	1,031,524

Total Sweden		9,034,934

Switzerland – 11.1%

ABB Ltd., Registered Shares	52,837	1,894,462

Cie Financiere Richemont SA, Class A, Registered Shares	10,374	1,270,101

DSM-Firmenich AG	3,842	325,946

Geberit AG, Registered Shares	922	462,613

Givaudan SA, Registered Shares	179	585,839

Holcim AG, Registered Shares*	28,734	1,846,288

Kuehne & Nagel International AG, Registered Shares	5,144	1,467,626

Nestle SA, Registered Shares	97,836	11,094,782

Novartis AG, Registered Shares	129,718	13,310,700

Partners Group Holding AG	914	1,033,595

Roche Holding AG	26,622	7,288,456

Roche Holding AG, Bearer Shares(a)	3,770	1,110,230

SGS SA, Registered Shares	9,093	765,569

Sika AG, Registered Shares	1,968	501,466

Sonova Holding AG, Registered Shares	1,213	288,664

Swiss Life Holding AG, Registered Shares	1,512	944,752

Swiss Re AG	21,890	2,256,958

Swisscom AG, Registered Shares	3,411	2,029,150

UBS Group AG, Registered Shares	99,470	2,467,178

Zurich Insurance Group AG	10,096	4,636,346

Total Switzerland		55,580,721

United Kingdom – 13.9%

Anglo American PLC	96,518	2,668,873

Ashtead Group PLC	6,681	407,888

AstraZeneca PLC	35,903	4,865,051

Aviva PLC	161,914	770,339

BAE Systems PLC	86,514	1,053,623

Barclays PLC	609,346	1,182,096

BP PLC	769,198	4,989,019

British American Tobacco PLC	137,941	4,338,736

BT Group PLC(a)	560,567	798,461

CNH Industrial NV	27,485	335,811

Compass Group PLC	22,923	559,573

Diageo PLC	63,753	2,360,868

HSBC Holdings PLC	1,420,110	11,178,147

Imperial Brands PLC	88,187	1,794,302

Legal & General Group PLC	395,809	1,074,908

Lloyds Banking Group PLC	3,041,670	1,647,240

London Stock Exchange Group PLC	6,330	636,165

National Grid PLC	273,049	3,266,045

Prudential PLC	45,498	493,573

Reckitt Benckiser Group PLC	29,472	2,084,220

RELX PLC	58,878	1,994,213

Shell PLC	379,790	12,080,180

SSE PLC	51,211	1,006,340

Standard Chartered PLC	64,268	594,592

Tesco PLC	317,185	1,022,824

Unilever PLC	89,859	4,455,095

Vodafone Group PLC	2,008,115	1,882,861

Total United Kingdom		69,541,043

United States – 1.7%

GSK PLC	234,884	4,277,379

Stellantis NV	210,798	4,064,151

Total United States		8,341,530
TOTAL COMMON STOCKS (Cost: $424,146,525)		496,359,131

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $853,330)	14,870	834,951

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2023

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%

United States – 4.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $23,699,794)	23,699,794	$23,699,794

TOTAL INVESTMENTS IN SECURITIES – 104.0% (Cost: $448,699,649)		520,893,876

Other Assets less Liabilities – (4.0)%		(19,921,118)

NET ASSETS – 100.0%		$500,972,758

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,525,422 and the total market value of the collateral held by the Fund was $29,963,266. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,263,472.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree International MidCap Dividend Fund	$344,680	$3,138,770	$2,626,681	$16,165	$(37,983)	$834,951	$25,364

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	10/2/2023	1,131,200	JPY	7,572	USD	$9	$—
Morgan Stanley & Co. International	10/3/2023	497,628	HKD	63,570	USD	—	(31)
						$9	$(31)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$496,359,131	$—	$—	$496,359,131
Exchange-Traded Fund	834,951	—	—	834,951
Investment of Cash Collateral for Securities Loaned	—	23,699,794	—	23,699,794
Total Investments in Securities	$497,194,082	$23,699,794	$—	$520,893,876
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$9	$—	$9
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(31)	$—	$(31)
Total – Net	$497,194,082	$23,699,772	$—	$520,893,854

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.3%

Australia – 11.0%

AGL Energy Ltd.(a)	36,683	$254,035

ALS Ltd.	15,123	111,952

Ampol Ltd.	19,678	429,266

Ansell Ltd.	3,873	55,317

APA Group	92,383	494,879

ASX Ltd.(a)	9,961	367,215

Aurizon Holdings Ltd.(a)	100,516	226,407

Bank of Queensland Ltd.(a)	30,224	111,968

Beach Energy Ltd.	22,958	24,300

Bendigo & Adelaide Bank Ltd.	29,981	172,793

BlueScope Steel Ltd.	14,759	185,175

Brambles Ltd.	42,529	393,058

Brickworks Ltd.	6,775	109,183

carsales.com Ltd.	10,265	185,103

Challenger Ltd.	22,179	91,898

Charter Hall Group	15,621	95,676

Cleanaway Waste Management Ltd.	38,928	61,052

Cochlear Ltd.	1,040	171,375

Computershare Ltd.	12,868	215,598

Dexus(a)	104,705	493,309

Downer EDI Ltd.(a)	32,755	87,097

Endeavour Group Ltd.(a)	47,077	160,121

GPT Group(a)	86,128	216,789

Harvey Norman Holdings Ltd.(a)	126,875	316,895

IDP Education Ltd.(a)	3,532	48,737

IGO Ltd.(a)	7,614	62,212

Iluka Resources Ltd.	17,162	85,066

Incitec Pivot Ltd.	140,417	284,563

Insurance Australia Group Ltd.	49,737	182,329

JB Hi-Fi Ltd.(a)	12,067	353,733

Lendlease Corp. Ltd.(a)	13,062	60,529

Medibank Pvt Ltd.	149,724	332,414

Metcash Ltd.	81,508	198,848

Mineral Resources Ltd.(a)	2,262	98,733

Mirvac Group	196,017	269,465

New Hope Corp. Ltd.	84,122	344,756

NIB Holdings Ltd.	22,790	109,285

Nine Entertainment Co. Holdings Ltd.(a)	106,184	140,489

Northern Star Resources Ltd.	27,700	186,999

Orica Ltd.	10,121	101,835

Origin Energy Ltd.	91,889	520,699

Premier Investments Ltd.	6,628	106,943

QBE Insurance Group Ltd.	32,629	330,833

Qube Holdings Ltd.	44,053	81,599

REA Group Ltd.(a)	1,886	187,842

Reece Ltd.(a)	10,440	125,528

Scentre Group	265,226	421,095

SEEK Ltd.(a)	8,215	117,014

Seven Group Holdings Ltd.	8,864	178,204

Sonic Healthcare Ltd.	21,861	420,451

South32 Ltd.	640,868	1,402,159

Steadfast Group Ltd.	38,154	138,883

Stockland	264,570	669,354

Suncorp Group Ltd.	40,549	365,599

TPG Telecom Ltd.(a)	70,888	249,801

Treasury Wine Estates Ltd.	18,009	143,312

Vicinity Ltd.	239,107	261,572

Viva Energy Group Ltd.(b)	140,120	271,300

Washington H Soul Pattinson & Co. Ltd.(a)	9,607	202,070

Whitehaven Coal Ltd.	63,933	293,375

Worley Ltd.	17,477	196,379

Total Australia		14,574,466

Austria – 1.7%

ANDRITZ AG	5,065	256,438

BAWAG Group AG*(b)	7,004	322,277

Erste Group Bank AG	24,999	868,670

EVN AG	5,616	150,432

Telekom Austria AG	21,832	152,557

Vienna Insurance Group AG Wiener Versicherung Gruppe	6,348	177,433

Voestalpine AG	8,180	223,789

Wienerberger AG	3,242	82,516

Total Austria		2,234,112

Belgium – 2.4%

Ackermans & van Haaren NV	374	56,664

Aedifica SA	1,425	81,244

Ageas SA	19,288	797,038

Cofinimmo SA	2,646	181,814

D’ieteren Group	733	124,093

Elia Group SA	1,124	110,257

Etablissements Franz Colruyt NV	5,393	233,875

Groupe Bruxelles Lambert NV	5,747	429,332

Melexis NV	1,890	163,485

Proximus SADP	35,764	291,486

Solvay SA	3,822	424,280

Umicore SA(a)	5,304	126,070

Warehouses De Pauw CVA	5,668	140,663

Total Belgium		3,160,301

Burkina Faso – 0.1%

Endeavour Mining PLC	8,778	169,924

China – 0.1%

BOC Aviation Ltd.(b)	25,700	179,332

Denmark – 0.8%

Chr Hansen Holding AS	2,024	124,259

Novozymes AS, Class B	2,837	114,677

Pandora AS	3,637	377,787

Royal Unibrew AS	1,687	130,731

Topdanmark AS	8,375	364,813

Total Denmark		1,112,267

Egypt – 0.0%

Energean PLC	4,349	60,672

Finland – 1.6%

Elisa Oyj	10,183	473,189

Huhtamaki Oyj(a)	2,640	87,067

Kesko Oyj, Class A(a)	6,621	121,273

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2023

Investments	Shares	Value

Kesko Oyj, Class B	12,883	$231,469

Kojamo Oyj(a)	6,573	58,457

Metsa Board Oyj, Class B(a)	14,739	118,675

Metso Oyj	23,527	247,946

Orion Oyj, Class B	3,397	133,865

Stora Enso Oyj, Class R(a)	21,628	272,265

TietoEVRY Oyj	6,153	138,759

Valmet Oyj(a)	8,611	197,472

Total Finland		2,080,437

France – 5.3%

ALD SA(b)	33,732	261,960

Alten SA	331	43,666

Arkema SA	2,234	221,293

BioMerieux	1,040	101,103

Bouygues SA	20,785	729,283

Bureau Veritas SA	8,704	216,653

Carrefour SA	21,525	371,128

Dassault Aviation SA	1,326	250,456

Eiffage SA	2,802	267,114

Elis SA	7,827	138,059

Eramet SA(a)	1,563	119,561

Eurazeo SE	1,852	110,687

Gaztransport & Technigaz SA	1,603	197,721

Gecina SA	3,586	367,329

Getlink SE	6,157	98,498

Imerys SA	2,831	83,925

Interparfums SA	1,094	60,925

Ipsen SA	1,006	132,286

Klepierre SA	21,696	533,608

La Francaise des Jeux SAEM(b)	10,198	332,552

Lagardere SA(a)	3,979	80,717

Nexans SA	816	66,567

Remy Cointreau SA(a)	605	74,079

Rexel SA	18,596	419,365

Rothschild & Co.†	4,279	174,873

Rubis SCA	7,244	162,902

Societe BIC SA	1,454	96,137

Sodexo SA	1,944	200,717

Sopra Steria Group SACA	512	106,193

SPIE SA	4,284	124,822

Technip Energies NV	6,017	150,153

Valeo SE	4,774	82,539

Verallia SA(b)	3,988	157,407

Vivendi SE	44,606	391,792

Wendel SE	1,206	95,828

Total France		7,021,898

Germany – 4.7%

AIXTRON SE	1,127	41,548

Aurubis AG	1,053	78,197

Bechtle AG	1,767	82,765

Brenntag SE	3,283	255,407

Carl Zeiss Meditec AG, Bearer Shares	749	65,677

DWS Group GmbH & Co. KGaA(b)	19,706	671,812

Evonik Industries AG	25,329	464,606

Fielmann Group AG	3,667	158,714

Freenet AG	8,247	193,665

GEA Group AG	4,463	165,193

Heidelberg Materials AG	9,131	710,751

HOCHTIEF AG	2,357	238,942

Hugo Boss AG	1,593	101,060

K & S AG, Registered Shares	2,416	43,945

MTU Aero Engines AG	652	118,560

Puma SE	2,646	164,725

Rheinmetall AG	802	207,100

Scout24 SE(b)	1,403	97,533

Sixt SE	1,175	109,226

Stroeer SE & Co. KGaA	2,438	108,670

Suedzucker AG	9,870	147,134

Synlab AG	5,470	58,435

Talanx AG	14,577	926,004

Telefonica Deutschland Holding AG	225,605	404,866

United Internet AG, Registered Shares	3,474	74,518

Wacker Chemie AG	3,268	469,348

Total Germany		6,158,401

Hong Kong – 3.3%

Bank of East Asia Ltd.	148,380	184,152

Champion REIT	322,000	106,075

Hang Lung Group Ltd.	84,000	118,409

Hang Lung Properties Ltd.	285,000	390,099

Hysan Development Co. Ltd.	76,000	147,306

New World Development Co. Ltd.	272,000	529,285

PCCW Ltd.	1,282,000	584,375

Power Assets Holdings Ltd.	233,000	1,127,537

Sino Land Co. Ltd.	631,454	711,931

Swire Pacific Ltd., Class A	43,000	290,168

Swire Pacific Ltd., Class B	165,000	180,341

Total Hong Kong		4,369,678

Ireland – 0.6%

AIB Group PLC	38,062	171,670

Bank of Ireland Group PLC	6,387	62,821

Glanbia PLC	6,526	107,856

Kingspan Group PLC	1,792	134,631

Smurfit Kappa Group PLC	8,886	296,918

Total Ireland		773,896

Israel – 2.1%

Alony Hetz Properties & Investments Ltd.	8,229	56,416

Amot Investments Ltd.	32,339	156,726

Ashtrom Group Ltd.	6,005	81,912

Azrieli Group Ltd.	3,154	161,884

Bezeq The Israeli Telecommunication Corp. Ltd.	130,467	184,031

Elbit Systems Ltd.	462	92,000

First International Bank of Israel Ltd.	4,365	187,579

ICL Group Ltd.	151,338	837,586

Israel Discount Bank Ltd., Class A	42,154	227,988

Mizrahi Tefahot Bank Ltd.	13,893	503,973

Phoenix Holdings Ltd.	15,222	158,418

Strauss Group Ltd.*	3,172	66,714

Total Israel		2,715,227

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2023

Investments	Shares	Value

Italy – 5.2%

A2A SpA	208,410	$372,023

ACEA SpA(a)	12,158	132,713

Amplifon SpA(a)	2,439	72,614

Banca Generali SpA	7,075	251,012

Banca Mediolanum SpA	38,502	330,270

Banco BPM SpA	89,976	432,014

BPER Banca	42,411	130,083

Brembo SpA(a)	7,849	97,727

Brunello Cucinelli SpA(a)	386	29,445

Buzzi SpA	5,215	143,114

Davide Campari-Milano NV	8,882	104,994

De’ Longhi SpA	6,203	135,420

DiaSorin SpA(a)	417	38,154

ERG SpA	6,256	151,282

FinecoBank Banca Fineco SpA	16,762	204,354

Hera SpA	67,904	186,204

Infrastrutture Wireless Italiane SpA(b)	32,676	389,721

Italgas SpA(a)	63,737	327,420

Leonardo SpA	10,621	153,606

Mediobanca Banca di Credito Finanziario SpA(a)	61,606	817,274

Moncler SpA	3,561	207,663

Poste Italiane SpA(b)	81,113	856,036

Prysmian SpA	4,123	166,533

Recordati Industria Chimica e Farmaceutica SpA	5,856	277,204

Salvatore Ferragamo SpA(a)	3,374	44,796

Unipol Gruppo SpA	34,844	188,956

UnipolSai Assicurazioni SpA(a)	245,368	593,865

Total Italy		6,834,497

Japan – 27.2%

ABC-Mart, Inc.	5,934	106,890

Advantest Corp.(a)	13,600	381,046

AGC, Inc.	9,628	338,343

Air Water, Inc.	7,600	94,882

Aisin Corp.(a)	11,500	435,416

Alfresa Holdings Corp.(a)	8,700	143,130

Amada Co. Ltd.(a)	14,900	150,223

Aozora Bank Ltd.(a)	8,700	178,110

Asahi Kasei Corp.	42,800	269,578

Asics Corp.	1,600	56,001

Azbil Corp.(a)	2,000	61,357

Bank of Kyoto Ltd.*(a)	1,800	102,566

Brother Industries Ltd.	6,700	108,138

Canon Marketing Japan, Inc.	5,300	137,699

Capcom Co. Ltd.	4,100	147,954

Casio Computer Co. Ltd.(a)	8,500	71,401

Chiba Bank Ltd.	23,200	169,074

Chubu Electric Power Co., Inc.	29,800	380,825

Coca-Cola Bottlers Japan Holdings, Inc.	10,800	142,287

COMSYS Holdings Corp.(a)	5,500	115,215

Concordia Financial Group Ltd.	43,600	199,118

Cosmo Energy Holdings Co. Ltd.	5,700	200,918

CyberAgent, Inc.(a)	8,300	44,847

Dai Nippon Printing Co. Ltd.	7,179	187,142

Daifuku Co. Ltd.	5,300	100,495

Daito Trust Construction Co. Ltd.	3,820	403,183

Daiwa Securities Group, Inc.(a)	81,500	471,386

Dentsu Group, Inc.	7,900	232,937

Disco Corp.	3,900	720,804

Dowa Holdings Co. Ltd.	1,300	40,518

Ebara Corp.	3,300	154,999

Electric Power Development Co. Ltd.	7,300	118,287

ENEOS Holdings, Inc.(a)	191,900	758,598

Fuji Electric Co. Ltd.	3,175	143,532

Fukuoka Financial Group, Inc.	7,200	172,684

Hakuhodo DY Holdings, Inc.(a)	9,400	77,449

Hamamatsu Photonics KK	2,800	118,192

Hankyu Hanshin Holdings, Inc.	4,200	143,570

Haseko Corp.(a)	15,600	199,358

Hirose Electric Co. Ltd.	1,575	182,804

Hitachi Construction Machinery Co. Ltd.	8,100	246,759

Hulic Co. Ltd.	27,800	249,823

Idemitsu Kosan Co. Ltd.	14,766	340,194

IHI Corp.(a)	5,800	121,850

Iida Group Holdings Co. Ltd.	11,200	186,623

Internet Initiative Japan, Inc.	4,100	66,422

Isuzu Motors Ltd.(a)	30,800	388,135

J Front Retailing Co. Ltd.	9,400	96,315

Japan Exchange Group, Inc.(a)	14,800	275,123

Japan Metropolitan Fund Invest	346	224,909

Japan Post Insurance Co. Ltd.	13,800	233,090

Kajima Corp.	19,976	325,760

Kakaku.com, Inc.	3,800	38,630

Kamigumi Co. Ltd.(a)	6,500	134,160

Kansai Electric Power Co., Inc.	38,700	538,779

Kansai Paint Co. Ltd.	4,100	58,728

Kawasaki Heavy Industries Ltd.(a)	3,900	94,609

Kawasaki Kisen Kaisha Ltd.(a)	26,300	899,549

Kewpie Corp.	6,100	98,250

Kikkoman Corp.	1,600	84,104

Koei Tecmo Holdings Co. Ltd.	9,120	129,902

Konami Group Corp.(a)	3,500	184,986

Kose Corp.	700	50,920

Kuraray Co. Ltd.	19,600	232,613

Kurita Water Industries Ltd.	2,500	87,351

Kyushu Railway Co.	5,600	119,299

Lawson, Inc.	3,800	174,995

Marui Group Co. Ltd.(a)	5,100	83,049

MatsukiyoCocokara & Co.	6,000	107,777

Mazda Motor Corp.	22,800	259,207

Mebuki Financial Group, Inc.	46,000	127,527

Medipal Holdings Corp.	6,000	101,625

MEIJI Holdings Co. Ltd.	12,900	321,236

MISUMI Group, Inc.	2,900	45,407

Mitsubishi Chemical Group Corp.	63,300	399,885

Mitsubishi Gas Chemical Co., Inc.(a)	8,800	118,680

Mitsui Chemicals, Inc.	8,700	226,034

Mitsui OSK Lines Ltd.(a)	50,400	1,388,132

Nabtesco Corp.	3,300	59,631

NEC Corp.	5,400	298,941

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2023

Investments	Shares	Value

NGK Insulators Ltd.(a)	17,100	$227,121

NH Foods Ltd.	3,100	92,881

Nikon Corp.	10,300	108,815

NIPPON EXPRESS HOLDINGS, Inc.	3,200	167,329

Nippon Sanso Holdings Corp.	6,600	156,790

Nippon Shinyaku Co. Ltd.	1,800	76,342

Nippon Yusen KK(a)	72,400	1,885,384

Nissan Chemical Corp.	4,600	196,022

Nisshin Seifun Group, Inc.	8,000	102,154

Nissin Foods Holdings Co. Ltd.	1,900	158,201

Niterra Co. Ltd.	15,600	353,764

Nitto Denko Corp.(a)	5,900	387,785

NOF Corp.	2,800	112,131

Nomura Holdings, Inc.	126,100	506,259

Nomura Real Estate Holdings, Inc.	9,468	238,120

NSK Ltd.	27,000	152,202

Obayashi Corp.	32,600	287,605

Oji Holdings Corp.	27,662	116,598

Open House Group Co. Ltd.	3,100	105,407

Oracle Corp.	2,300	171,084

Osaka Gas Co. Ltd.	10,300	169,935

Otsuka Corp.	4,500	190,947

Persol Holdings Co. Ltd.	39,000	63,613

Pola Orbis Holdings, Inc.	6,500	78,253

Resona Holdings, Inc.	77,600	430,733

Resonac Holdings Corp.(a)	5,400	90,648

Ricoh Co. Ltd.	17,400	150,475

Rohm Co. Ltd.	7,600	143,469

Rohto Pharmaceutical Co. Ltd.	3,000	81,521

Ryohin Keikaku Co. Ltd.	8,500	110,248

Sankyo Co. Ltd.	2,700	124,013

Santen Pharmaceutical Co. Ltd.	14,900	137,143

Sanwa Holdings Corp.	7,000	93,255

SBI Holdings, Inc.(a)	22,300	470,433

SCREEN Holdings Co. Ltd.	3,600	175,652

SCSK Corp.	8,600	150,360

Sega Sammy Holdings, Inc.	8,100	149,760

Seiko Epson Corp.(a)	10,800	170,043

Sekisui Chemical Co. Ltd.	11,900	171,692

Seven Bank Ltd.(a)	81,600	170,008

SG Holdings Co. Ltd.	17,800	228,427

Shimadzu Corp.	4,700	125,102

Shimamura Co. Ltd.	1,200	118,774

Shimizu Corp.	19,200	133,747

Shinko Electric Industries Co. Ltd.(a)	1,900	74,141

SHO-BOND Holdings Co. Ltd.	1,400	55,127

Sohgo Security Services Co. Ltd.	16,800	101,571

Sojitz Corp.(a)	18,780	412,537

Square Enix Holdings Co. Ltd.	3,600	123,639

Stanley Electric Co. Ltd.	3,400	53,828

SUMCO Corp.	11,500	150,199

Sumitomo Chemical Co. Ltd.	72,200	196,920

Sumitomo Electric Industries Ltd.	24,412	294,711

Sumitomo Forestry Co. Ltd.	15,900	405,531

Sumitomo Heavy Industries Ltd.	8,700	221,078

Sumitomo Metal Mining Co. Ltd.	16,900	498,195

Sumitomo Mitsui Trust Holdings, Inc.	14,800	558,477

Sumitomo Pharma Co. Ltd.	10,790	38,735

Sumitomo Realty & Development Co. Ltd.	7,400	192,705

Sumitomo Rubber Industries Ltd.	8,700	96,255

Sundrug Co. Ltd.	3,300	89,673

Suntory Beverage & Food Ltd.	5,400	164,651

T&D Holdings, Inc.	23,351	386,197

Taisei Corp.	6,075	214,177

Taiyo Yuden Co. Ltd.(a)	2,500	67,834

TechnoPro Holdings, Inc.	3,200	69,758

THK Co. Ltd.	4,800	87,926

TIS, Inc.	4,600	101,510

Tokyo Gas Co. Ltd.	15,800	359,040

Tokyo Tatemono Co. Ltd.	9,800	135,811

Tokyu Corp.	6,500	75,095

Tokyu Fudosan Holdings Corp.	24,300	149,651

Toray Industries, Inc.	37,600	196,032

Tosoh Corp.	24,400	313,615

TOTO Ltd.	3,700	95,782

Toyo Seikan Group Holdings Ltd.	13,000	213,218

Toyo Suisan Kaisha Ltd.	1,600	62,885

Toyota Boshoku Corp.	7,300	133,354

Toyota Tsusho Corp.	12,000	707,254

Trend Micro, Inc.	5,030	191,054

Tsuruha Holdings, Inc.	800	53,852

USS Co. Ltd.	12,600	208,769

West Japan Railway Co.	4,700	194,803

Yakult Honsha Co. Ltd.	5,400	131,467

Yamada Holdings Co. Ltd.	38,200	117,627

Yamaha Motor Co. Ltd.	13,360	351,939

Yamato Holdings Co. Ltd.	7,500	122,382

Yaskawa Electric Corp.(a)	4,100	148,229

Yokogawa Electric Corp.	4,500	87,105

Yokohama Rubber Co. Ltd.	4,900	102,187

ZOZO, Inc.(a)	6,600	121,297

Total Japan		35,938,033

Netherlands – 4.2%

Aalberts NV	2,534	93,042

Aegon NV(a)	86,440	419,337

Arcadis NV	2,542	114,651

ASM International NV(a)	437	183,913

ASR Nederland NV	11,145	419,128

BE Semiconductor Industries NV(a)	4,611	454,016

CTP NV(b)	14,984	214,803

Euronext NV(b)	2,925	204,392

IMCD NV(a)	769	97,702

Koninklijke KPN NV	291,294	961,923

Koninklijke Vopak NV	7,473	256,508

OCI NV*(a)	30,510	852,462

Randstad NV(a)	16,434	911,386

SBM Offshore NV(a)	11,908	156,712

Signify NV(b)	5,522	149,142

Total Netherlands		5,489,117

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2023

Investments	Shares	Value

Norway – 2.4%

Aker ASA, Class A	2,241	$138,893

Gjensidige Forsikring ASA	26,724	395,554

Kongsberg Gruppen ASA	2,079	86,201

Leroy Seafood Group ASA	30,437	128,374

Mowi ASA	18,352	326,912

Norsk Hydro ASA	93,961	593,390

Orkla ASA	34,451	258,945

Salmar ASA	7,050	360,025

SpareBank 1 SR-Bank ASA	11,894	137,150

Storebrand ASA	18,114	148,373

TOMRA Systems ASA	1,039	11,927

Wallenius Wilhelmsen ASA	12,652	100,590

Yara International ASA	14,278	543,836

Total Norway		3,230,170

Portugal – 0.6%

Galp Energia SGPS SA	36,276	539,237

Navigator Co. SA	49,704	187,763

Total Portugal		727,000

Singapore – 4.8%

CapitaLand Ascendas REIT	341,600	688,255

CapitaLand Ascott Trust	190,700	134,128

CapitaLand Integrated Commercial Trust	509,700	690,853

City Developments Ltd.	36,500	176,764

ComfortDelGro Corp. Ltd.	120,300	114,580

Frasers Centrepoint Trust	103,300	165,746

Frasers Logistics & Commercial Trust	365,300	286,373

Genting Singapore Ltd.	285,100	176,503

Jardine Cycle & Carriage Ltd.	23,111	540,651

Keppel Corp. Ltd.	85,700	426,962

Keppel REIT	327,600	205,215

Mapletree Industrial Trust	241,300	399,544

Mapletree Logistics Trust	241,600	297,376

Mapletree Pan Asia Commercial Trust	266,200	278,897

Netlink NBN Trust	248,600	152,996

Olam Group Ltd.	234,100	180,090

Sembcorp Industries Ltd.	61,900	230,838

Singapore Exchange Ltd.	55,200	394,315

Singapore Technologies Engineering Ltd.	151,900	435,145

Suntec Real Estate Investment Trust	248,800	211,450

UOL Group Ltd.	17,400	81,843

Venture Corp. Ltd.	11,100	100,599

Total Singapore		6,369,123

Spain – 4.2%

Acciona SA	1,745	222,996

Acerinox SA	22,237	215,752

ACS Actividades de Construccion y Servicios SA	32,076	1,157,033

Banco de Sabadell SA	191,317	222,914

Bankinter SA(a)	49,079	314,061

Cia de Distribucion Integral Logista Holdings SA	11,914	305,258

CIE Automotive SA	3,665	99,491

Ebro Foods SA(a)	4,873	82,033

Enagas SA	25,269	419,496

Fluidra SA(a)	8,631	177,004

Fomento de Construcciones y Contratas SA(a)	8,000	100,962

Grupo Catalana Occidente SA	5,411	174,731

Inmobiliaria Colonial Socimi SA	25,947	147,796

Laboratorios Farmaceuticos Rovi SA	2,002	108,842

Mapfre SA(a)	241,285	493,039

Merlin Properties Socimi SA	71,752	606,600

Redeia Corp. SA	31,047	489,614

Unicaja Banco SA(b)	74,517	80,394

Viscofan SA(a)	2,044	125,084

Total Spain		5,543,100

Sweden – 3.6%

AAK AB(a)	3,572	64,771

Alfa Laval AB	8,476	293,191

Avanza Bank Holding AB(a)	6,211	108,279

Axfood AB	8,409	193,812

Beijer Ref AB(a)	1,730	18,392

Billerud Aktiebolag	8,079	75,367

Boliden AB	11,637	336,818

Epiroc AB, Class B	8,662	139,687

Fabege AB(a)	16,552	133,035

Hexpol AB	17,145	153,314

Holmen AB, Class B	2,053	80,463

Husqvarna AB, Class B(a)	20,962	161,573

Industrivarden AB, Class A	6,577	174,835

Industrivarden AB, Class C(a)	4,316	114,652

Indutrade AB	4,251	79,313

Investment AB Latour, Class B	9,815	174,135

Lifco AB, Class B	4,866	85,973

Nordnet AB publ	10,495	139,493

Saab AB, Class B	1,627	83,385

Sagax AB, Class B	2,454	47,096

Securitas AB, Class B(a)	18,892	150,695

SKF AB, Class B	16,418	275,265

SSAB AB, Class B	92,193	510,005

Svenska Cellulosa AB SCA, Class B	9,332	128,802

Sweco AB, Class B	9,593	90,242

Tele2 AB, Class B	44,305	341,253

Thule Group AB(a)(b)	5,661	149,495

Trelleborg AB, Class B	5,116	128,180

Volvo AB, Class A	14,510	303,711

Total Sweden		4,735,232

Switzerland – 4.8%

Allreal Holding AG, Registered Shares	749	119,539

Baloise Holding AG, Registered Shares	3,434	498,883

Banque Cantonale Vaudoise, Registered Shares(a)	4,918	516,369

BKW AG	1,231	217,322

Cembra Money Bank AG	1,524	103,788

Clariant AG, Registered Shares	6,041	95,753

Coca-Cola HBC AG	10,275	282,050

DKSH Holding AG	2,578	174,863

EFG International AG*	18,675	212,309

Galenica AG(b)	2,247	166,413

Georg Fischer AG, Registered Shares	1,725	97,394

Helvetia Holding AG, Registered Shares	4,162	584,172

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2023

Investments	Shares	Value

Julius Baer Group Ltd.	10,941	$703,965

Logitech International SA, Registered Shares	2,998	207,382

OC Oerlikon Corp. AG, Registered Shares(a)	16,617	70,697

PSP Swiss Property AG, Registered Shares	2,192	259,264

Schindler Holding AG, Participation Certificate	963	192,642

Schindler Holding AG, Registered Shares	1,607	310,579

SFS Group AG	963	105,479

SIG Group AG(a)	8,032	198,781

Stadler Rail AG	2,954	115,473

Swatch Group AG, Bearer Shares	683	175,752

Swatch Group AG, Registered Shares	2,861	140,267

Swiss Prime Site AG, Registered Shares	3,061	280,904

Temenos AG, Registered Shares	1,144	80,560

VAT Group AG(b)	668	240,241

Vontobel Holding AG, Registered Shares	2,807	167,536

Total Switzerland		6,318,377

United Kingdom – 8.6%

Airtel Africa PLC(b)	180,521	276,741

Associated British Foods PLC	18,244	460,496

Auto Trader Group PLC(b)	14,846	111,911

Balfour Beatty PLC	28,839	112,990

Beazley PLC	17,955	121,299

Bellway PLC	6,670	185,942

Big Yellow Group PLC	8,107	92,865

British Land Co. PLC	49,110	189,954

Britvic PLC	14,347	152,698

Bunzl PLC	9,047	323,098

Burberry Group PLC	8,599	200,307

Centrica PLC	82,398	155,332

Computacenter PLC	4,035	124,600

ConvaTec Group PLC(b)	40,192	106,845

Croda International PLC	2,124	127,419

DCC PLC	2,977	167,471

Dechra Pharmaceuticals PLC	1,639	75,778

Derwent London PLC	3,334	78,416

Diploma PLC	2,369	86,860

Dr. Martens PLC	18,864	32,534

Drax Group PLC	23,088	123,654

DS Smith PLC	62,607	219,387

Fresnillo PLC	22,328	150,215

Games Workshop Group PLC	1,340	172,876

Halma PLC	2,455	58,086

Harbour Energy PLC	42,652	134,260

Hargreaves Lansdown PLC	19,961	188,378

Howden Joinery Group PLC	18,856	169,480

IMI PLC	5,077	97,165

Inchcape PLC	18,019	166,818

Informa PLC	7,590	69,517

InterContinental Hotels Group PLC	4,668	346,068

Intertek Group PLC	3,733	187,356

Investec PLC	33,841	198,964

ITV PLC	272,092	234,530

J Sainsbury PLC	139,680	430,990

Kingfisher PLC	99,571	271,379

Land Securities Group PLC	41,208	296,648

Mondi PLC	16,240	272,053

Next PLC	4,520	402,512

OSB Group PLC	42,877	171,340

Pearson PLC	14,188	150,382

Pennon Group PLC	8,757	62,634

Renishaw PLC	1,490	64,052

Rentokil Initial PLC	22,044	164,179

Rightmove PLC	13,442	92,238

Rotork PLC	17,652	67,350

RS Group PLC	10,687	95,926

Sage Group PLC	24,145	291,460

Schroders PLC	55,985	278,250

Segro PLC	33,823	296,987

Severn Trent PLC	9,343	269,695

Smith & Nephew PLC	25,916	323,593

Smiths Group PLC	8,750	172,959

Spectris PLC	2,553	105,759

Spirax-Sarco Engineering PLC	957	111,270

St. James’s Place PLC	23,559	239,298

Tate & Lyle PLC	11,108	92,939

Tritax Big Box REIT PLC	81,832	139,632

Unite Group PLC	16,621	182,074

United Utilities Group PLC	27,087	313,485

Weir Group PLC	4,384	101,747

Whitbread PLC	3,324	140,538

Total United Kingdom		11,301,679
TOTAL COMMON STOCKS (Cost: $130,500,667)		131,096,939

RIGHTS – 0.0%

Italy – 0.0%

Brembo SpA, expiring 10/3/23†* (Cost: $0)	7,849	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.8%

United States – 8.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $11,573,128)	11,573,128	11,573,128

TOTAL INVESTMENTS IN SECURITIES – 108.1% (Cost: $142,073,795)		142,670,067

Other Assets less Liabilities – (8.1)%		(10,668,187)

NET ASSETS – 100.0%		$132,001,880

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $174,873, which represents 0.13% of net assets.

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,268,095 and the total market value of the collateral held by the Fund was $21,288,038. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,714,910.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
France	$6,847,025	$—	$174,873	*	$7,021,898
Japan	35,835,467	102,566	—		35,938,033
Other	88,137,008	—	—		88,137,008
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	11,573,128	—		11,573,128
Total Investments in Securities	$130,819,500	$11,675,694	$174,873		$142,670,067
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 98.6%

Australia – 8.7%

Aristocrat Leisure Ltd.	6,816	$179,701

BlueScope Steel Ltd.	7,776	97,562

Brambles Ltd.	26,333	243,373

Cochlear Ltd.(a)	1,485	244,703

Coles Group Ltd.	11,449	114,976

Computershare Ltd.	9,618	161,146

EBOS Group Ltd.(a)	10,075	207,032

Lottery Corp. Ltd.	71,856	218,894

Medibank Pvt Ltd.	71,148	157,961

Orica Ltd.	20,056	201,799

Origin Energy Ltd.	11,586	65,653

Pilbara Minerals Ltd.(a)	22,141	61,446

Qantas Airways Ltd.*	43,088	144,051

QBE Insurance Group Ltd.	26,162	265,263

Reece Ltd.(a)	8,970	107,853

Suncorp Group Ltd.	29,620	267,061

Telstra Group Ltd.	90,729	225,442

Woodside Energy Group Ltd.	15,098	355,568

Woolworths Group Ltd.	4,819	116,072

Total Australia		3,435,556

Austria – 0.6%

Erste Group Bank AG	5,006	173,950

Verbund AG	890	72,603

Total Austria		246,553

China – 1.7%

BOC Hong Kong Holdings Ltd.	125,500	343,721

SITC International Holdings Co. Ltd.	84,000	141,147

Wilmar International Ltd.	63,100	172,440

Total China		657,308

Denmark – 0.3%

Carlsberg AS, Class B	986	124,790

Finland – 1.3%

Elisa Oyj	4,898	227,603

Fortum Oyj(a)	1,248	14,528

Orion Oyj, Class B	6,398	252,124

Total Finland		494,255

France – 11.1%

AXA SA	16,253	484,918

Carrefour SA	16,776	289,247

Cie de Saint-Gobain SA	5,062	304,842

Danone SA	5,918	327,445

Dassault Aviation SA	1,580	298,432

Eiffage SA	4,138	394,475

Ipsen SA	3,454	454,190

La Francaise des Jeux SAEM(b)	9,912	323,225

Orange SA	31,088	357,451

Publicis Groupe SA	3,574	271,538

Sanofi	4,667	501,432

Sodexo SA	3,347	345,575

Total France		4,352,770

Germany – 6.0%

Beiersdorf AG	1,188	153,640

Brenntag SE	2,720	211,608

Deutsche Lufthansa AG, Registered Shares*	14,172	112,625

Deutsche Telekom AG, Registered Shares	21,796	458,484

E.ON SE	22,216	263,437

GEA Group AG	4,346	160,862

Hannover Rueck SE	1,646	362,308

Heidelberg Materials AG	1,689	131,471

Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	644	251,665

Talanx AG	3,921	249,081

Total Germany		2,355,181

Hong Kong – 1.3%

Hong Kong & China Gas Co. Ltd.	320,000	223,089

Jardine Matheson Holdings Ltd.	4,700	218,174

WH Group Ltd.(b)	167,000	87,638

Total Hong Kong		528,901

Ireland – 0.4%

AIB Group PLC	34,980	157,769

Israel – 1.0%

Check Point Software Technologies Ltd.*	2,989	398,374

Italy – 1.7%

Assicurazioni Generali SpA	15,106	309,714

Enel SpA	22,536	138,865

Poste Italiane SpA(b)	22,061	232,823

Total Italy		681,402

Japan – 25.3%

AGC, Inc.	3,900	137,052

ANA Holdings, Inc.*(a)	6,800	142,767

Asahi Group Holdings Ltd.	1,100	41,206

Canon, Inc.	12,300	297,145

Central Japan Railway Co.	5,700	138,847

Chubu Electric Power Co., Inc.	7,600	97,123

Daiwa House Industry Co. Ltd.	6,000	161,434

Dentsu Group, Inc.	2,600	76,663

Disco Corp.	300	55,446

East Japan Railway Co.(a)	1,500	85,994

Fuji Electric Co. Ltd.	1,100	49,728

Hankyu Hanshin Holdings, Inc.	3,200	109,386

Hitachi Ltd.	1,200	74,585

Inpex Corp.	25,200	380,976

Japan Airlines Co. Ltd.	6,200	120,822

Japan Tobacco, Inc.	3,900	89,904

JFE Holdings, Inc.	3,000	44,048

Kajima Corp.	9,300	151,661

Kansai Electric Power Co., Inc.	3,200	44,550

Kawasaki Kisen Kaisha Ltd.(a)	1,100	37,624

KDDI Corp.	2,600	79,747

Kintetsu Group Holdings Co. Ltd.(a)	4,200	119,280

Kirin Holdings Co. Ltd.	5,300	74,337

Komatsu Ltd.	2,900	78,571

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2023

Investments	Shares	Value

Marubeni Corp.	2,700	$42,194

Mazda Motor Corp.	4,700	53,433

McDonald’s Holdings Co. Japan Ltd.(a)	3,400	130,099

MEIJI Holdings Co. Ltd.	6,000	149,412

Mitsubishi Chemical Group Corp.(a)	19,300	121,924

Mitsubishi Corp.	1,200	57,320

Mitsubishi Heavy Industries Ltd.	2,000	111,858

Mitsui OSK Lines Ltd.(a)	1,800	49,576

Mizuho Financial Group, Inc.	11,300	192,416

MS&AD Insurance Group Holdings, Inc.(a)	5,400	198,847

NEC Corp.	2,100	116,255

NGK Insulators Ltd.	4,700	62,425

NIPPON EXPRESS HOLDINGS, Inc.	2,600	135,954

Nippon Steel Corp.(a)	2,500	58,720

Nippon Telegraph & Telephone Corp.	123,200	145,801

Nippon Yusen KK(a)	3,100	80,728

Nisshin Seifun Group, Inc.	6,000	76,616

Nissin Foods Holdings Co. Ltd.	900	74,937

Nitto Denko Corp.(a)	600	39,436

Obayashi Corp.	19,600	172,916

Odakyu Electric Railway Co. Ltd.(a)	5,800	86,849

Oji Holdings Corp.	72,800	306,860

Ono Pharmaceutical Co. Ltd.	11,300	217,178

Oracle Corp.	3,400	252,907

Osaka Gas Co. Ltd.	7,300	120,440

Otsuka Corp.	2,400	101,838

Otsuka Holdings Co. Ltd.	4,700	167,339

Panasonic Holdings Corp.	5,500	61,994

Renesas Electronics Corp.*	12,000	183,790

SCSK Corp.	21,400	374,150

Secom Co. Ltd.	2,300	156,287

Seiko Epson Corp.(a)	16,500	259,787

Sekisui Chemical Co. Ltd.	9,000	129,851

Sekisui House Ltd.	7,100	141,643

SG Holdings Co. Ltd.	5,500	70,581

Shimizu Corp.	16,500	114,939

Shionogi & Co. Ltd.	5,500	246,427

Subaru Corp.	3,300	64,264

SUMCO Corp.	8,500	111,017

Sumitomo Corp.	3,100	61,990

Sumitomo Mitsui Trust Holdings, Inc.	4,400	166,034

Takeda Pharmaceutical Co. Ltd.(a)	7,300	227,035

TIS, Inc.	9,200	203,020

Tobu Railway Co. Ltd.	4,500	115,859

Toho Co. Ltd.	1,400	47,866

Tokio Marine Holdings, Inc.	6,300	146,286

Tokyo Gas Co. Ltd.	3,700	84,079

Toshiba Corp.*(a)	15,700	484,283

Toyota Tsusho Corp.	1,000	58,938

USS Co. Ltd.	4,500	74,560

West Japan Railway Co.(a)	2,800	116,053

Yakult Honsha Co. Ltd.	6,800	165,551

Yokogawa Electric Corp.	4,200	81,298

Total Japan		9,960,756

Jordan – 0.8%

Hikma Pharmaceuticals PLC	13,018	331,765

Netherlands – 2.9%

ABN AMRO Bank NV, CVA(b)	11,589	164,907

JDE Peet’s NV(a)	6,107	170,826

Koninklijke Ahold Delhaize NV(a)	10,817	326,625

Koninklijke KPN NV	74,554	246,195

Wolters Kluwer NV(a)	1,874	227,477

Total Netherlands		1,136,030

New Zealand – 0.6%

Spark New Zealand Ltd.	85,788	247,935

Norway – 2.7%

Equinor ASA	10,849	358,019

Kongsberg Gruppen ASA	2,970	123,145

Orkla ASA	52,115	391,713

Telenor ASA	16,881	192,751

Total Norway		1,065,628

Portugal – 1.1%

Jeronimo Martins SGPS SA	18,955	426,659

Russia – 0.0%

Evraz PLC*†	17,300	0

Singapore – 3.9%

DBS Group Holdings Ltd.	6,800	167,596

Genting Singapore Ltd.	217,000	134,343

Keppel Corp. Ltd.	11,200	55,799

Oversea-Chinese Banking Corp. Ltd.	25,400	238,387

Singapore Airlines Ltd.	33,900	160,447

Singapore Exchange Ltd.	27,400	195,729

Singapore Technologies Engineering Ltd.	32,800	93,961

Singapore Telecommunications Ltd.	64,500	114,360

United Overseas Bank Ltd.	9,200	192,102

Venture Corp. Ltd.	19,300	174,915

Total Singapore		1,527,639

Spain – 3.7%

Banco Bilbao Vizcaya Argentaria SA	29,013	236,832

Corp. ACCIONA Energias Renovables SA(a)	6,998	180,783

Endesa SA(a)	12,696	259,092

Iberdrola SA	25,742	288,760

Industria de Diseno Textil SA	6,674	249,363

Naturgy Energy Group SA(a)	8,834	240,933

Total Spain		1,455,763

Sweden – 2.0%

Essity AB, Class B	3,537	76,801

Investor AB, Class A	13,246	252,991

Saab AB, Class B	1,714	87,844

Swedbank AB, Class A	10,573	195,904

Tele2 AB, Class B	22,212	171,085

Total Sweden		784,625

Switzerland – 7.7%

Banque Cantonale Vaudoise, Registered Shares(a)	3,691	387,539

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2023

Investments	Shares	Value

BKW AG	1,606	$283,525

Coca-Cola HBC AG	6,999	192,124

Helvetia Holding AG, Registered Shares	2,066	289,981

Holcim AG, Registered Shares*	3,625	232,922

Nestle SA, Registered Shares	1,945	220,567

Novartis AG, Registered Shares	6,634	680,732

Roche Holding AG	1,099	300,879

Swisscom AG, Registered Shares	758	450,922

Total Switzerland		3,039,191

United Kingdom – 12.6%

AstraZeneca PLC	1,914	259,357

BAE Systems PLC	21,782	265,275

British American Tobacco PLC	6,421	201,963

Bunzl PLC	6,339	226,387

Centrica PLC	71,716	135,195

CK Hutchison Holdings Ltd.	51,500	275,522

Coca-Cola Europacific Partners PLC	4,153	259,479

Compass Group PLC	12,839	313,413

HSBC Holdings PLC	45,340	356,886

Imperial Brands PLC	16,950	344,874

InterContinental Hotels Group PLC	2,724	201,947

J Sainsbury PLC	23,704	73,140

National Grid PLC	47,090	563,262

Pearson PLC	18,511	196,203

Reckitt Benckiser Group PLC	3,095	218,874

Rolls-Royce Holdings PLC*	30,273	81,622

SSE PLC	7,350	144,434

Tesco PLC	119,463	385,231

Unilever PLC	5,392	267,328

Vodafone Group PLC	200,811	188,286

Total United Kingdom		4,958,678

United States – 1.2%

GSK PLC	17,599	$320,488

Stellantis NV	8,471	163,320

Total United States		483,808
TOTAL COMMON STOCKS (Cost: $37,762,823)		38,851,336

PREFERRED STOCK – 0.4%

Germany – 0.4%

Henkel AG & Co. KGaA (Cost: $152,961)	2,045	146,060

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%

United States – 3.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $1,283,356)	1,283,356	1,283,356

TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $39,199,140)		40,280,752

Other Assets less Liabilities – (2.2)%		(872,740)

NET ASSETS – 100.0%		$39,408,012

*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,381,058 and the total market value of the collateral held by the Fund was $3,551,505. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,268,149.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America NA	10/4/2023	2,201,771	GBP	2,698,529	USD	$—		$(11,143)
Bank of America NA	10/4/2023	87,100	NOK	1,214,856	JPY	44		—
Bank of America NA	10/4/2023	229,400	SEK	19,867	EUR	81		—
Bank of America NA	10/4/2023	3,489	SGD	18,000	DKK	0	^	—
Bank of America NA	10/4/2023	29,359	SGD	17,600	GBP	28		—
Bank of America NA	10/4/2023	5,597,452	USD	5,142,418	EUR	152,697		—
Bank of America NA	11/3/2023	4,679,883	USD	3,817,685	GBP	19,319		—
Bank of Montreal	10/4/2023	8,330	CHF	8,608	EUR	—		(8)
Barclays Bank PLC	10/4/2023	58,500	AUD	5,621,557	JPY	84		—
Barclays Bank PLC	10/4/2023	148,700	HKD	2,836,303	JPY	—		(20)
Citibank NA	10/4/2023	8,662	CHF	9,491	USD	—		(22)
Citibank NA	10/4/2023	2,326	DKK	330	USD	0	^	—
Citibank NA	10/4/2023	37,500	EUR	39,679	USD	26		—
Citibank NA	10/4/2023	14,900	GBP	18,176	USD	10		—

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/4/2023	6,283,085	JPY	42,240	USD	$—	$(128)
Citibank NA	10/4/2023	37,837	NOK	3,498	USD	58	—
Citibank NA	10/4/2023	3,559	NZD	2,119	USD	20	—
Citibank NA	10/4/2023	35,930	SEK	3,251	USD	56	—
Citibank NA	10/4/2023	7,850	SGD	5,742	USD	10	—
Citibank NA	10/4/2023	2,716,705	USD	2,142,313	GBP	101,890	—
Citibank NA	10/5/2023	21,349	AUD	13,679	USD	100	—
Citibank NA	10/5/2023	2,540,659	USD	3,912,887	AUD	15,193	—
HSBC Holdings PLC	10/4/2023	1,326,984	CHF	1,454,889	USD	—	(4,165)
HSBC Holdings PLC	10/4/2023	6,160	NZD	551,662	JPY	4	—
HSBC Holdings PLC	10/4/2023	5,297,548	SEK	487,068	USD	566	—
HSBC Holdings PLC	10/4/2023	6,486,683	USD	941,908,340	JPY	173,677	—
HSBC Holdings PLC	10/4/2023	854,222	USD	1,152,382	SGD	9,887	—
HSBC Holdings PLC	10/5/2023	3,068,526	AUD	1,990,990	USD	—	(10,494)
HSBC Holdings PLC	11/3/2023	3,225,604	USD	4,966,290	AUD	16,993	—
HSBC Holdings PLC	11/3/2023	2,132,680	USD	1,939,014	CHF	6,114	—
HSBC Holdings PLC	11/3/2023	675,447	USD	7,337,514	SEK	—	(787)
Morgan Stanley & Co. International	10/4/2023	659,230	DKK	93,694	USD	—	(91)
Morgan Stanley & Co. International	10/4/2023	5,515,066	EUR	5,846,037	USD	—	(6,725)
Morgan Stanley & Co. International	10/4/2023	38,269,591	JPY	260,238	USD	—	(3,741)
Morgan Stanley & Co. International	10/4/2023	922,431,812	JPY	6,184,205	USD	—	(1,738)
Morgan Stanley & Co. International	10/4/2023	6,950,609	NOK	654,673	USD	—	(1,454)
Morgan Stanley & Co. International	10/4/2023	1,156,462	SGD	848,480	USD	—	(1,156)
Morgan Stanley & Co. International	10/4/2023	94,024	USD	643,302	DKK	2,683	—
Morgan Stanley & Co. International	10/4/2023	288,264	USD	268,208	EUR	4,287	—
Morgan Stanley & Co. International	10/4/2023	312,081	USD	523,803	NZD	—	(2,646)
Morgan Stanley & Co. International	10/4/2023	197,551	USD	2,148,364	SEK	—	(204)
Morgan Stanley & Co. International	10/4/2023	292,768	USD	3,253,714	SEK	—	(6,733)
Morgan Stanley & Co. International	10/5/2023	834,063	AUD	535,990	USD	2,333	—
Morgan Stanley & Co. International	11/3/2023	113,723	USD	798,903	DKK	112	—
Morgan Stanley & Co. International	11/3/2023	10,445,306	USD	9,841,788	EUR	12,026	—
Morgan Stanley & Co. International	11/3/2023	933,908	USD	9,906,983	NOK	2,080	—
Morgan Stanley & Co. International	11/3/2023	846,770	USD	1,152,606	SGD	1,156	—
Morgan Stanley & Co. International	11/6/2023	8,953,119	USD	1,328,441,235	JPY	2,360	—
UBS AG	10/4/2023	513,937	NZD	309,962	USD	—	(1,163)
UBS AG	10/4/2023	1,464,380	USD	1,287,528	CHF	56,791	—
UBS AG	10/4/2023	658,171	USD	6,995,018	NOK	778	—
UBS AG	11/3/2023	403,201	USD	668,522	NZD	1,513	—
						$582,976	$(52,418)

^	Amount represents less than $1.

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	38,851,336	—	—		38,851,336
Preferred Stock	146,060	—	—		146,060
Investment of Cash Collateral for Securities Loaned	—	1,283,356	—		1,283,356
Total Investments in Securities	$38,997,396	$1,283,356	$0		$40,280,752
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$582,976	$—		$582,976
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(52,418)	$—		$(52,418)
Total – Net	$38,997,396	$1,813,914	$0		$40,811,310

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 5.4%

Altium Ltd.	17,170	$478,832

ARB Corp. Ltd.(a)	20,385	411,535

Aristocrat Leisure Ltd.	86,796	2,288,341

AUB Group Ltd.	23,566	443,205

Breville Group Ltd.(a)	18,201	258,432

Cochlear Ltd.	8,416	1,386,818

Coles Group Ltd.	397,131	3,988,157

Computershare Ltd.	119,654	2,004,753

CSL Ltd.	44,991	7,282,526

Goodman Group	310,067	4,292,514

IDP Education Ltd.(a)	27,520	379,739

Netwealth Group Ltd.	44,789	436,493

Northern Star Resources Ltd.	253,998	1,714,711

Pinnacle Investment Management Group Ltd.(a)	82,510	479,267

REA Group Ltd.(a)	17,148	1,707,908

Seven Group Holdings Ltd.	84,222	1,693,216

Technology One Ltd.	46,119	461,658

Washington H Soul Pattinson & Co. Ltd.(a)	84,564	1,778,684

Wesfarmers Ltd.	406,549	13,869,760

WiseTech Global Ltd.	6,196	260,128

Total Australia		45,616,677

Austria – 0.3%

Oesterreichische Post AG	38,157	1,254,381

Verbund AG	19,222	1,568,067

Total Austria		2,822,448

Belgium – 0.7%

Etablissements Franz Colruyt NV	46,162	2,001,880

UCB SA	24,064	1,975,545

VGP NV	18,817	1,752,184

Total Belgium		5,729,609

China – 0.6%

BOC Aviation Ltd.(b)	256,200	1,787,742

Prosus NV*	125,626	3,713,543

Total China		5,501,285

Denmark – 5.1%

Alm Brand AS	395,836	595,170

Chr Hansen Holding AS	18,305	1,123,791

Coloplast AS, Class B	32,415	3,440,688

Novo Nordisk AS, Class B	351,170	32,104,493

Novozymes AS, Class B	18,696	755,729

Pandora AS	34,103	3,542,389

Royal Unibrew AS	14,756	1,143,489

Total Denmark		42,705,749

Finland – 1.7%

Kone Oyj, Class B	177,059	7,483,452

Neste Oyj(a)	120,459	4,097,731

Terveystalo Oyj(a)(b)	46,135	369,271

Valmet Oyj(a)	93,904	2,153,456

Total Finland		14,103,910

France – 12.9%

Bollore SE	297,931	1,605,561

Capgemini SE	19,817	3,478,691

Carrefour SA	183,915	3,171,015

Gaztransport & Technigaz SA	9,996	1,232,950

Hermes International SCA	5,235	9,587,514

Kering SA	26,704	12,211,049

L’Oreal SA	59,345	24,705,354

La Francaise des Jeux SAEM(b)	60,534	1,973,984

LVMH Moet Hennessy Louis Vuitton SE	60,088	45,576,059

Sartorius Stedim Biotech	2,654	635,043

Teleperformance SE	5,775	730,045

Verallia SA(b)	37,499	1,480,093

Vivendi SE	272,294	2,391,665

Total France		108,779,023

Germany – 5.3%

adidas AG	56,123	9,900,599

AIXTRON SE	11,084	408,619

Bechtle AG	16,231	760,245

Carl Zeiss Meditec AG, Bearer Shares	5,112	448,249

Fielmann Group AG	33,783	1,462,186

Nemetschek SE	7,779	476,701

Puma SE	21,941	1,365,926

Rheinmetall AG	8,265	2,134,264

SAP SE	204,290	26,564,989

Stroeer SE & Co. KGaA	25,137	1,120,441

Total Germany		44,642,219

Hong Kong – 3.3%

CLP Holdings Ltd.	1,295,500	9,585,759

Hong Kong Exchanges & Clearing Ltd.	367,000	13,711,217

Techtronic Industries Co. Ltd.	467,500	4,536,604

Total Hong Kong		27,833,580

Indonesia – 0.1%

Nickel Industries Ltd.	1,601,037	774,982

Ireland – 0.1%

Kerry Group PLC, Class A	14,037	1,176,747

Israel – 0.2%

Matrix IT Ltd.	40,790	835,729

Maytronics Ltd.	35,996	378,492

Strauss Group Ltd.*	30,267	636,585

Total Israel		1,850,806

Italy – 2.7%

Amplifon SpA(a)	16,316	485,761

Azimut Holding SpA	90,322	1,977,596

Banca Generali SpA	62,029	2,200,709

Banca Mediolanum SpA	392,663	3,368,260

Davide Campari-Milano NV	68,940	814,936

De’ Longhi SpA	62,725	1,369,376

Ferrari NV	11,392	3,373,540

FinecoBank Banca Fineco SpA	149,201	1,818,985

Italgas SpA	360,217	1,850,455

Moncler SpA	28,705	1,673,959

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2023

Investments	Shares	Value

RAI Way SpA(b)	259,944	$1,362,318

Recordati Industria Chimica e Farmaceutica SpA	42,903	2,030,887

Reply SpA	2,039	192,240

Technogym SpA(b)	52,119	403,925

Total Italy		22,922,947

Japan – 7.8%

Anritsu Corp.(a)	45,900	328,352

ARE Holdings, Inc.(a)	48,200	612,735

Astellas Pharma, Inc.	374,200	5,200,810

BayCurrent Consulting, Inc.	10,700	358,376

Benefit One, Inc.	14,200	102,914

BIPROGY, Inc.	40,900	1,023,425

Capcom Co. Ltd.	44,800	1,616,673

Create SD Holdings Co. Ltd.	7,000	159,022

CyberAgent, Inc.(a)	53,000	286,372

Daifuku Co. Ltd.	46,400	879,804

Daito Trust Construction Co. Ltd.	21,300	2,248,115

Daiwabo Holdings Co. Ltd.	46,500	892,763

eRex Co. Ltd.(a)	1,700	8,738

Fancl Corp.	9,600	146,935

Fujimi, Inc.(a)	20,100	404,761

Fujitsu Ltd.(a)	24,400	2,877,802

Goldwin, Inc.(a)	4,800	326,165

Hoya Corp.	20,800	2,136,103

Information Services International-Dentsu Ltd.	5,600	214,656

Internet Initiative Japan, Inc.	14,600	236,525

Japan Material Co. Ltd.	10,600	162,951

Kakaku.com, Inc.(a)	42,700	434,082

Kao Corp.	102,200	3,801,724

Keyence Corp.	8,300	3,086,949

Koei Tecmo Holdings Co. Ltd.(a)	63,400	903,044

Kose Corp.	3,600	261,873

M3, Inc.	19,100	347,633

Meitec Corp.	43,200	782,796

MIRAIT ONE Corp.	47,900	631,230

MonotaRO Co. Ltd.	41,000	439,742

Morinaga & Co. Ltd.	11,100	401,824

Murata Manufacturing Co. Ltd.	359,100	6,579,189

NEC Networks & System Integration Corp.	57,400	755,461

NET One Systems Co. Ltd.	12,900	245,336

Nexon Co. Ltd.	44,100	790,091

Nifco, Inc.	17,700	458,913

Nihon M&A Center Holdings, Inc.	44,200	213,114

Nippon Gas Co. Ltd.(a)	44,000	653,403

Nippon Shinyaku Co. Ltd.	8,100	343,541

Nissan Chemical Corp.	42,000	1,789,767

Nomura Research Institute Ltd.	60,900	1,588,767

NSD Co. Ltd.	43,700	830,512

Obic Co. Ltd.	7,400	1,124,939

Open House Group Co. Ltd.	42,400	1,441,699

Oracle Corp.	21,100	1,569,509

Osaka Gas Co. Ltd.	104,800	1,729,051

Persol Holdings Co. Ltd.	439,000	716,050

Recruit Holdings Co. Ltd.	63,400	1,958,188

Relo Group, Inc.	14,500	157,268

Rohto Pharmaceutical Co. Ltd.	17,000	461,953

Sega Sammy Holdings, Inc.	52,300	966,967

Seria Co. Ltd.	17,500	258,234

Shinko Electric Industries Co. Ltd.(a)	17,600	686,780

Sugi Holdings Co. Ltd.	5,100	203,043

SUMCO Corp.	105,400	1,376,610

Taiheiyo Cement Corp.	46,700	829,318

Taiyo Yuden Co. Ltd.(a)	41,200	1,117,901

TechnoPro Holdings, Inc.	17,200	374,948

Terumo Corp.	50,800	1,349,106

TIS, Inc.	41,500	915,795

Unicharm Corp.	48,100	1,705,459

West Holdings Corp.	3,300	71,097

Workman Co. Ltd.(a)	8,900	271,071

ZOZO, Inc.(a)	56,400	1,036,535

Total Japan		65,884,509

Netherlands – 5.5%

ASM International NV	4,090	1,721,289

ASML Holding NV	35,200	20,836,540

BE Semiconductor Industries NV	42,909	4,224,981

Corbion NV	12,056	240,735

Koninklijke KPN NV	1,786,052	5,897,975

SBM Offshore NV	117,814	1,550,463

Universal Music Group NV(a)	309,122	8,093,707

Wolters Kluwer NV	33,600	4,078,559

Total Netherlands		46,644,249

Norway – 0.6%

Kongsberg Gruppen ASA	16,174	670,620

Leroy Seafood Group ASA	243,469	1,026,881

Salmar ASA	57,138	2,917,886

TOMRA Systems ASA	29,821	342,326

Total Norway		4,957,713

Portugal – 0.5%

Corticeira Amorim SGPS SA(a)	36,589	376,927

Jeronimo Martins SGPS SA	174,872	3,936,198

Total Portugal		4,313,125

Singapore – 1.0%

Kenon Holdings Ltd.	50,783	1,173,865

Singapore Exchange Ltd.	365,500	2,610,906

Singapore Technologies Engineering Ltd.	1,419,996	4,067,832

StarHub Ltd.	795,300	646,775

Total Singapore		8,499,378

Spain – 4.8%

CIE Automotive SA	32,034	869,606

Industria de Diseno Textil SA	1,028,146	38,414,916

Laboratorios Farmaceuticos Rovi SA	8,386	455,920

Viscofan SA(a)	9,966	609,877

Total Spain		40,350,319

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2023

Investments	Shares	Value

Sweden – 5.5%

AAK AB	32,764	$594,108

AddTech AB, Class B(a)	34,355	554,021

Alfa Laval AB	80,351	2,779,395

Assa Abloy AB, Class B	172,287	3,777,431

Atlas Copco AB, Class A	419,750	5,689,161

Atlas Copco AB, Class B	264,307	3,118,882

Avanza Bank Holding AB(a)	58,405	1,018,198

Beijer Ref AB(a)	26,090	277,369

Bilia AB, Class A	55,103	540,166

Elekta AB, Class B	110,692	758,243

Epiroc AB, Class A	117,882	2,256,904

Epiroc AB, Class B	64,270	1,036,441

Essity AB, Class B	143,928	3,125,183

Evolution AB(b)	27,499	2,800,473

Husqvarna AB, Class B(a)	205,566	1,584,479

Instalco AB	43,839	131,143

Investment AB Latour, Class B	88,298	1,566,562

Loomis AB	20,933	567,631

Nibe Industrier AB, Class B	85,542	565,335

Nolato AB, Class B	72,584	299,444

Nordnet AB publ	87,311	1,160,482

Sagax AB, Class B	29,890	573,633

Sandvik AB	266,943	4,953,490

Securitas AB, Class B	188,067	1,500,146

Telefonaktiebolaget LM Ericsson, Class B(a)	1,116,977	5,482,998

Total Sweden		46,711,318

Switzerland – 18.4%

ABB Ltd., Registered Shares	448,487	16,080,426

Coca-Cola HBC AG	85,732	2,353,357

Geberit AG, Registered Shares	7,426	3,725,988

Givaudan SA, Registered Shares	1,545	5,056,548

Logitech International SA, Registered Shares	26,241	1,815,184

Lonza Group AG, Registered Shares	3,032	1,410,603

Nestle SA, Registered Shares	291,287	33,032,481

Novartis AG, Registered Shares	388,186	39,832,772

Partners Group Holding AG	7,507	8,489,278

Roche Holding AG	77,824	21,306,319

Roche Holding AG, Bearer Shares	11,030	3,248,231

Schindler Holding AG, Participation Certificate	11,993	2,399,124

Schindler Holding AG, Registered Shares	11,402	2,203,622

SGS SA, Registered Shares	51,065	4,299,329

Sika AG, Registered Shares	15,073	3,840,748

Sonova Holding AG, Registered Shares	7,794	1,854,781

Stadler Rail AG	24,622	962,487

Straumann Holding AG, Registered Shares	7,477	957,919

Sulzer AG, Registered Shares	16,278	1,559,649

Tecan Group AG, Registered Shares	946	319,746

Temenos AG, Registered Shares	9,952	700,818

Total Switzerland		155,449,410

United Kingdom – 13.0%

Airtel Africa PLC(b)	1,118,241	1,714,275

AJ Bell PLC	82,052	274,808

Ashtead Group PLC	58,893	3,595,529

Auto Trader Group PLC(b)	131,094	988,202

Burberry Group PLC	82,066	1,911,661

Compass Group PLC	196,986	4,808,624

Diageo PLC	363,075	13,445,203

Drax Group PLC	138,452	741,517

Fevertree Drinks PLC	19,548	286,312

Fresnillo PLC	207,133	1,393,522

Games Workshop Group PLC	12,525	1,615,877

Greggs PLC	23,577	704,459

Halma PLC	27,640	653,972

Hargreaves Lansdown PLC	196,114	1,850,785

IMI PLC	43,194	826,656

Imperial Brands PLC	509,953	10,375,791

Intertek Group PLC	35,976	1,805,600

Kainos Group PLC	19,939	279,627

RELX PLC	364,690	12,352,143

Rentokil Initial PLC	201,819	1,503,106

Rightmove PLC	122,928	843,523

Rotork PLC	151,018	576,200

RS Group PLC	79,387	712,572

Sage Group PLC	217,057	2,620,146

Smith & Nephew PLC	203,360	2,539,198

Spectris PLC	24,114	998,933

Spirax-Sarco Engineering PLC	7,342	853,651

Spirent Communications PLC	120,213	202,482

Tate & Lyle PLC	100,367	839,757

Unilever PLC	764,965	37,925,991

Victrex PLC	24,376	418,017

Total United Kingdom		109,658,139

United States – 4.1%

GSK PLC	1,918,792	34,942,356
TOTAL COMMON STOCKS (Cost: $829,345,115)		841,870,498

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%

United States – 2.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $18,481,616)	18,481,616	18,481,616

TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $847,826,731)		860,352,114

Other Assets less Liabilities – (1.8)%		(15,343,274)

NET ASSETS – 100.0%		$845,008,840

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $35,770,452 and the total market value of the collateral held by the Fund was $37,627,240. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,145,624.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$841,870,498	$—	$—	$841,870,498
Investment of Cash Collateral for Securities Loaned	—	18,481,616	—	18,481,616
Total Investments in Securities	$841,870,498	$18,481,616	$—	$860,352,114

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 98.8%

Australia – 12.9%

Abacus Group(a)	2,787,195	$1,879,804

Accent Group Ltd.	930,593	1,177,185

APM Human Services International Ltd.(a)	444,840	529,699

ARB Corp. Ltd.(a)	75,016	1,514,431

AUB Group Ltd.	81,491	1,532,597

Austal Ltd.(a)	399,420	484,637

Australian Clinical Labs Ltd.(a)	1,147,902	2,111,439

Baby Bunting Group Ltd.(a)	351,852	481,421

Bapcor Ltd.	382,088	1,676,877

Bega Cheese Ltd.(a)	338,882	551,160

Bravura Solutions Ltd.*	875,383	420,904

Breville Group Ltd.(a)	79,740	1,132,212

BWP Trust	1,394,073	3,014,111

Cedar Woods Properties Ltd.(a)	279,272	820,102

Centuria Capital Group(a)	1,657,036	1,454,453

Centuria Industrial REIT	1,156,743	2,247,151

Champion Iron Ltd.(a)	702,430	2,856,094

Charter Hall Long Wale REIT	2,299,852	4,779,524

Codan Ltd.(a)	361,307	1,842,181

Collins Foods Ltd.	127,553	787,828

Costa Group Holdings Ltd.	541,867	1,094,626

Cromwell Property Group	7,045,342	1,682,413

CSR Ltd.	1,512,025	5,513,613

Dalrymple Bay Infrastructure Ltd.	445,801	805,616

Data#3 Ltd.	165,688	757,100

Deterra Royalties Ltd.	1,835,726	5,675,083

Dicker Data Ltd.(a)	268,123	1,673,360

Domain Holdings Australia Ltd.(a)	459,296	1,185,718

Eagers Automotive Ltd.	457,426	4,112,452

Elders Ltd.(a)	273,570	1,020,529

First Resources Ltd.	3,484,700	3,906,214

G8 Education Ltd.	1,416,251	973,461

GR Engineering Services Ltd.	412,438	582,951

GrainCorp Ltd., Class A	236,171	1,076,119

Growthpoint Properties Australia Ltd.	1,687,282	2,406,627

GUD Holdings Ltd.(a)	241,259	1,832,689

GWA Group Ltd.	577,133	687,229

Hansen Technologies Ltd.	243,351	830,841

Helia Group Ltd.	1,542,333	3,474,021

Helloworld Travel Ltd.	189,550	325,413

HMC Capital Ltd.	304,639	926,052

HomeCo Daily Needs REIT(a)	4,271,152	3,183,874

HUB24 Ltd.	25,815	541,482

Infomedia Ltd.	601,136	612,998

Ingenia Communities Group(a)	405,093	1,098,077

Inghams Group Ltd.	363,708	779,327

Insignia Financial Ltd.(a)	1,396,740	2,181,523

Integral Diagnostics Ltd.	300,851	557,266

IPH Ltd.	228,345	1,090,566

IRESS Ltd.(a)	285,542	1,072,561

IVE Group Ltd.	566,606	707,605

Jumbo Interactive Ltd.	73,142	731,691

Kelsian Group Ltd.(a)	245,415	907,579

Link Administration Holdings Ltd.(a)	177,086	157,722

Lovisa Holdings Ltd.	170,159	2,123,930

Maas Group Holdings Ltd.(a)	231,636	496,333

McMillan Shakespeare Ltd.	286,537	2,979,238

Monadelphous Group Ltd.	155,473	1,417,836

Monash IVF Group Ltd.	1,068,404	868,830

Myer Holdings Ltd.(a)	2,438,880	897,210

MyState Ltd.	346,234	690,490

Navigator Global Investments Ltd.(a)	1,257,110	1,091,251

Netwealth Group Ltd.	130,453	1,271,335

Nick Scali Ltd.(a)	204,378	1,461,513

NRW Holdings Ltd.	1,055,685	1,846,429

Nufarm Ltd.	157,084	481,565

oOh!media Ltd.	589,454	538,313

Orora Ltd.(a)	2,107,498	3,740,492

Pacific Current Group Ltd.(a)	104,302	679,897

Perenti Ltd.*	337,234	235,063

Perpetual Ltd.(a)	141,653	1,915,308

Perseus Mining Ltd.	1,056,055	1,121,195

Pinnacle Investment Management Group Ltd.(a)	279,857	1,625,577

PSC Insurance Group Ltd.(a)	270,006	848,655

PWR Holdings Ltd.	73,147	519,300

Region RE Ltd.	2,945,685	3,840,312

Reliance Worldwide Corp. Ltd.	1,048,155	2,631,504

Ridley Corp. Ltd.	529,653	786,227

Sims Ltd.	674,574	5,890,556

SmartGroup Corp. Ltd.(a)	538,297	2,876,611

SRG Global Ltd.	1,205,630	509,664

Super Retail Group Ltd.	530,380	4,104,263

Terracom Ltd.(a)	2,788,061	800,739

Ventia Services Group Pty. Ltd.	866,708	1,577,433

Waypoint REIT Ltd.	1,953,956	2,837,437

Total Australia		138,162,714

Austria – 1.1%

AT&S Austria Technologie & Systemtechnik AG	32,165	954,213

Oesterreichische Post AG	129,945	4,271,836

Porr AG	48,791	606,459

S IMMO AG*	50,898	690,847

Schoeller-Bleckmann Oilfield Equipment AG	6,991	413,016

Semperit AG Holding	49,021	885,431

UNIQA Insurance Group AG	440,844	3,575,256

Zumtobel Group AG	60,314	383,783

Total Austria		11,780,841

Belgium – 1.5%

Barco NV(a)	49,359	960,517

Bekaert SA	88,320	3,968,514

bpost SA(a)	472,442	2,593,527

Econocom Group SA(a)	489,360	1,292,684

Fagron	36,239	618,109

Intervest Offices & Warehouses NV(a)	51,392	745,435

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

Investments	Shares	Value

Recticel SA(a)	29,797	$295,916

VGP NV(a)	55,859	5,201,426

Xior Student Housing NV(a)	31,779	911,807

Total Belgium		16,587,935

China – 0.3%

CITIC Telecom International Holdings Ltd.	6,530,822	2,585,028

CPMC Holdings Ltd.	195,009	145,164

Yanlord Land Group Ltd.*	1,581,800	764,882

Total China		3,495,074

Denmark – 2.8%

Alm Brand AS	1,421,983	2,138,062

Cementir Holding NV	137,407	1,091,097

Chemometec AS*	4,961	236,949

D/S Norden AS	154,248	8,606,807

Dfds AS	63,147	2,090,794

FLSmidth & Co. AS	31,313	1,419,115

Per Aarsleff Holding AS	23,413	1,077,041

Scandinavian Tobacco Group AS(b)	165,899	2,532,108

Schouw & Co. AS	22,084	1,475,256

Spar Nord Bank AS	152,162	2,363,489

Sydbank AS	135,825	6,483,468

Total Denmark		29,514,186

Finland – 2.8%

Aktia Bank Oyj	69,863	673,104

Anora Group Oyj(a)	89,322	424,618

Cargotec Oyj, Class B	49,013	2,058,057

Caverion Oyj	155,907	1,421,223

Citycon Oyj*(a)	344,054	1,932,437

Fiskars Oyj Abp(a)	86,493	1,597,059

Harvia Oyj	24,445	662,040

Kemira Oyj	223,600	3,489,496

Konecranes Oyj	127,332	4,241,209

Lassila & Tikanoja Oyj(a)	72,939	752,163

Marimekko Oyj(a)	42,092	468,377

Musti Group Oyj*	26,552	506,015

Outokumpu Oyj	495,182	2,080,843

Puuilo Oyj	140,894	1,201,577

Raisio Oyj, Class V	226,846	495,958

Sanoma Oyj(a)	146,523	1,079,713

Terveystalo Oyj(a)(b)	199,905	1,600,070

Tokmanni Group Corp.	132,717	1,847,761

Uponor Oyj	102,588	3,089,012

Total Finland		29,620,732

France – 2.8%

Beneteau SA	70,776	858,745

Cie Plastic Omnium SE	94,350	1,538,353

Coface SA	492,966	6,304,887

Derichebourg SA	326,759	1,653,670

Etablissements Maurel & Prom SA	269,603	1,396,383

Fnac Darty SA(a)	49,480	1,215,377

IPSOS SA	46,479	2,142,588

Jacquet Metals SACA	38,856	662,335

Lectra(a)	21,422	584,024

LISI	23,592	555,761

Maisons du Monde SA(a)(b)	80,780	623,056

Mersen SA	20,273	811,341

Metropole Television SA	268,769	3,409,019

Quadient SA	38,352	775,559

Television Francaise 1 SA(a)	439,680	3,372,629

Trigano SA	10,370	1,410,832

Vicat SACA	90,992	2,788,979

Total France		30,103,538

Georgia – 0.6%

Bank of Georgia Group PLC	134,611	6,062,648

Germany – 3.1%

7C Solarparken AG	102,001	349,359

alstria office REIT-AG(a)	56,693	223,588

BayWa AG	20,345	725,907

Bilfinger SE	45,067	1,547,865

CompuGroup Medical SE & Co. KGaA	24,490	961,439

CropEnergies AG	77,522	650,045

Dermapharm Holding SE	84,664	3,506,639

Deutz AG	154,407	683,340

Duerr AG	37,682	1,025,323

Energiekontor AG	6,343	517,105

Gerresheimer AG	19,150	2,016,355

Hamborner REIT AG	156,294	1,067,322

Hamburger Hafen und Logistik AG(a)	122,729	2,185,580

Hornbach Holding AG & Co. KGaA	16,869	1,079,640

Indus Holding AG	39,082	831,699

Instone Real Estate Group SE(b)	98,549	612,469

Jenoptik AG	22,641	575,308

JOST Werke SE(b)	12,004	576,999

Kloeckner & Co. SE	363,952	2,633,759

Mutares SE & Co. KGaA	38,935	1,135,678

SAF-Holland SE	69,525	898,773

Salzgitter AG	61,852	1,643,694

Siltronic AG	43,058	3,690,321

Varta AG*(a)	105,877	2,014,949

Wacker Neuson SE	75,658	1,545,986

Wuestenrot & Wuerttembergische AG	43,484	666,640

Total Germany		33,365,782

Hong Kong – 0.9%

Dah Sing Banking Group Ltd.	1,081,600	715,372

Dah Sing Financial Holdings Ltd.	328,229	694,022

Fortune Real Estate Investment Trust	4,426,000	2,656,103

Hutchison Port Holdings Trust	17,634,800	3,033,186

Nissin Foods Co. Ltd.(a)	1,096,000	839,648

Singamas Container Holdings Ltd.	12,388,000	869,960

Tam Jai International Co. Ltd.	3,539,000	610,028

Total Hong Kong		9,418,319

Indonesia – 0.3%

Bumitama Agri Ltd.	1,686,800	704,430

Nickel Industries Ltd.	4,764,955	2,306,476

Total Indonesia		3,010,906

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

Investments	Shares	Value

Ireland – 0.3%

Cairn Homes PLC	1,234,214	$1,429,556

Kenmare Resources PLC	198,169	1,003,782

Origin Enterprises PLC(a)	189,109	652,714

Total Ireland		3,086,052

Israel – 2.6%

Altshuler Shaham Finance Ltd.	708,847	1,054,985

Ashdod Refinery Ltd.*	1	16

Ashtrom Group Ltd.	1	7

AudioCodes Ltd.	27,390	277,569

Automatic Bank Services Ltd.	120,297	500,843

Azorim-Investment Development & Construction Co. Ltd.*	122,693	441,205

Carasso Motors Ltd.	103,817	444,774

Delek Automotive Systems Ltd.	192,626	1,189,049

Delta Galil Ltd.	18,691	724,663

Electra Consumer Products 1970 Ltd.	16,058	342,967

Electra Real Estate Ltd.	81,967	788,235

FIBI Holdings Ltd.	60,206	2,735,918

Gav-Yam Lands Corp. Ltd.	197,075	1,252,749

Harel Insurance Investments & Financial Services Ltd.	358,658	2,837,609

Israel Canada TR Ltd.	252,677	630,996

Israel Land Development Co. Ltd.	39,937	354,576

Magic Software Enterprises Ltd.	54,554	618,623

Matrix IT Ltd.	107,986	2,212,479

Max Stock Ltd.	480,940	905,663

Maytronics Ltd.	105,380	1,108,059

Mediterranean Towers Ltd.	282,134	636,376

Mega Or Holdings Ltd.*	41,148	737,032

Mehadrin Ltd.*	1	34

Migdal Insurance & Financial Holdings Ltd.	397,330	487,609

Oil Refineries Ltd.	4,886,338	1,615,944

One Software Technologies Ltd.	58,707	740,353

Paz Oil Co. Ltd.*	1	47

Plus500 Ltd.	221,892	3,729,332

Shufersal Ltd.*	175,772	816,760

Tamar Petroleum Ltd.(b)	112,983	487,605

Total Israel		27,672,077

Italy – 4.3%

Alerion Cleanpower SpA	29,899	843,621

Anima Holding SpA(b)	843,621	3,545,940

Ariston Holding NV	52,152	340,406

Arnoldo Mondadori Editore SpA	351,318	795,990

Azimut Holding SpA	314,735	6,891,107

Banca Popolare di Sondrio SpA	707,594	3,652,929

Cairo Communication SpA	446,000	760,246

Carel Industries SpA(b)	20,169	484,734

Credito Emiliano SpA	279,704	2,303,943

Danieli & C Officine Meccaniche SpA(a)	29,012	826,273

Danieli & C Officine Meccaniche SpA, RSP	3,037	63,601

El.En. SpA(a)	46,617	429,642

Enav SpA(b)	384,090	1,424,920

Esprinet SpA(a)	119,868	615,515

Immobiliare Grande Distribuzione SIIQ SpA(a)	351,323	794,142

Iren SpA	2,684,386	5,186,821

Maire Tecnimont SpA(a)	580,817	2,393,347

MARR SpA(a)	94,853	1,205,107

OVS SpA(b)	190,350	396,617

Piaggio & C SpA	766,077	2,454,340

RAI Way SpA(b)	489,353	2,564,607

Salcef Group SpA(a)	50,674	1,183,007

Sanlorenzo SpA	20,224	760,132

SOL SpA	53,842	1,527,740

Technogym SpA(b)	146,594	1,136,111

Unieuro SpA(a)(b)	66,903	599,960

Webuild SpA(a)	1,131,928	2,019,353

Zignago Vetro SpA	83,605	1,255,168

Total Italy		46,455,319

Japan – 30.2%

77 Bank Ltd.(a)	90,000	1,911,878

ADEKA Corp.	64,801	1,110,161

Aeon Delight Co. Ltd.	28,100	619,528

Ai Holdings Corp.	45,500	722,024

Aica Kogyo Co. Ltd.	44,300	990,646

Aichi Corp.	128,500	861,977

AIT Corp.	24,400	289,579

Alinco, Inc.(a)	69,400	499,020

Alleanza Holdings Co. Ltd.	31,000	208,986

Alps Alpine Co. Ltd.(a)	109,400	951,225

Amano Corp.	50,200	1,104,080

Anritsu Corp.(a)	67,600	483,585

Arcs Co. Ltd.	58,000	1,058,362

ARE Holdings, Inc.(a)	81,600	1,037,328

Ariake Japan Co. Ltd.(a)	15,400	523,636

As One Corp.(a)	15,500	567,130

Asanuma Corp.	38,600	928,625

ASKUL Corp.	41,300	542,456

Autobacs Seven Co. Ltd.	94,103	997,627

Bando Chemical Industries Ltd.	91,300	1,004,009

Bank of Nagoya Ltd.	30,200	1,050,347

Baroque Japan Ltd.(a)	40,600	222,827

Bell System24 Holdings, Inc.	82,400	872,454

Benesse Holdings, Inc.(a)	46,100	565,186

BML, Inc.	25,700	481,536

Bunka Shutter Co. Ltd.(a)	61,200	453,592

C Uyemura & Co. Ltd.	14,300	903,662

Canon Electronics, Inc.	22,300	282,589

Central Glass Co. Ltd.(a)	24,900	494,746

Chori Co. Ltd.	41,600	835,206

Citizen Watch Co. Ltd.(a)	276,100	1,702,208

CKD Corp.	61,300	846,636

Computer Engineering & Consulting Ltd.	22,400	239,724

Cybernet Systems Co. Ltd.	37,900	197,342

Daicel Corp.	209,400	1,755,466

Daido Metal Co. Ltd.	90,700	346,450

Daido Steel Co. Ltd.(a)	40,991	1,670,406

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

Investments	Shares	Value

Daihen Corp.	19,200	$651,044

Daiho Corp.	26,300	695,282

Daiichikosho Co. Ltd.	70,600	1,148,477

Daiken Corp.	40,400	810,843

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,700	162,911

Daio Paper Corp.(a)	98,100	804,653

Daiseki Co. Ltd.	14,100	377,953

Daishi Hokuetsu Financial Group, Inc.	49,840	1,267,501

Daiwabo Holdings Co. Ltd.	66,600	1,278,666

DCM Holdings Co. Ltd.(a)	78,300	636,999

Denka Co. Ltd.(a)	62,200	1,126,665

Dexerials Corp.(a)	31,600	781,397

DIC Corp.	61,700	1,004,111

Dip Corp.	18,300	451,292

DMG Mori Co. Ltd.	89,400	1,523,499

DTS Corp.	37,900	810,193

Eagle Industry Co. Ltd.	68,500	777,611

Earth Corp.(a)	22,200	731,942

EDION Corp.(a)	106,300	1,052,849

Eiken Chemical Co. Ltd.	51,500	471,429

Elecom Co. Ltd.	62,900	734,694

Elematec Corp.	75,700	938,482

en Japan, Inc.	25,100	391,575

ES-Con Japan Ltd.	134,100	838,434

Exedy Corp.	92,200	1,615,083

EXEO Group, Inc.(a)	76,800	1,576,915

Ezaki Glico Co. Ltd.	26,700	734,485

Feed One Co. Ltd.	30,100	160,560

Financial Partners Group Co. Ltd.(a)	98,900	891,409

Food & Life Cos. Ltd.	25,200	424,545

France Bed Holdings Co. Ltd.	105,300	855,948

Fudo Tetra Corp.	36,700	493,596

Fuji Corp. Ltd.(a)	134,900	663,539

Fuji Oil Holdings, Inc.	37,000	562,221

Fuji Pharma Co. Ltd.	94,500	738,395

Fuji Soft, Inc.	26,900	872,481

Fujikura Ltd.	84,500	680,360

Fujimi, Inc.(a)	69,523	1,400,011

Fujitec Co. Ltd.(a)	42,400	980,265

Fukuyama Transporting Co. Ltd.	24,600	647,867

Funai Soken Holdings, Inc.	41,700	729,348

Furukawa Electric Co. Ltd.(a)	37,800	603,381

Furyu Corp.	33,700	348,913

Futaba Industrial Co. Ltd.	45,700	234,280

Future Corp.	50,900	513,690

Gecoss Corp.	112,500	740,325

Glory Ltd.	35,977	718,937

Goldcrest Co. Ltd.(a)	61,700	916,662

GS Yuasa Corp.	33,900	604,964

Gunma Bank Ltd.	342,400	1,600,658

H.U. Group Holdings, Inc.(a)	62,500	1,063,830

Hachijuni Bank Ltd.(a)	382,000	2,111,656

Hakudo Co. Ltd.(a)	21,000	319,450

Hakuto Co. Ltd.(a)	38,000	1,291,071

Hanwa Co. Ltd.	22,900	728,166

Hazama Ando Corp.	150,500	1,176,971

Heiwa Corp.(a)	72,719	1,045,282

Heiwa Real Estate Co. Ltd.	26,500	706,785

Hirogin Holdings, Inc.	280,400	1,723,457

Hochiki Corp.	69,300	751,398

Hogy Medical Co. Ltd.(a)	16,200	346,852

Hokkaido Gas Co. Ltd.	54,800	871,438

Hokuhoku Financial Group, Inc.	107,400	1,151,910

Horiba Ltd.	28,800	1,562,119

Hyakujushi Bank Ltd.(a)	69,100	1,214,141

I-PEX, Inc.(a)	27,200	290,182

Ichibanya Co. Ltd.	22,300	814,441

Ichigo, Inc.	221,400	483,675

Idec Corp.	31,100	618,561

Iino Kaiun Kaisha Ltd.(a)	153,200	1,076,943

Inaba Denki Sangyo Co. Ltd.	66,100	1,432,960

Inabata & Co. Ltd.	52,300	1,096,994

Information Services International-Dentsu Ltd.	31,000	1,188,273

INFRONEER Holdings, Inc.	172,388	1,788,284

Integrated Design & Engineering Holdings Co. Ltd.	25,000	598,928

Inui Global Logistics Co. Ltd.(a)	65,500	580,271

Itochu Enex Co. Ltd.	152,901	1,542,074

Itoham Yonekyu Holdings, Inc.	43,000	1,167,030

Izumi Co. Ltd.	40,300	1,069,175

JAC Recruitment Co. Ltd.	54,800	933,500

Japan Aviation Electronics Industry Ltd.(a)	54,800	1,093,246

Japan Lifeline Co. Ltd.	71,400	556,942

Japan Steel Works Ltd.	28,800	535,953

Japan Transcity Corp.	55,500	245,468

Jeol Ltd.	12,200	364,467

Joyful Honda Co. Ltd.(a)	77,200	909,483

Juki Corp.	67,100	277,888

Juroku Financial Group, Inc.	50,600	1,269,874

K’s Holdings Corp.	203,100	1,867,336

Kaga Electronics Co. Ltd.	30,400	1,322,138

Kaken Pharmaceutical Co. Ltd.	26,200	614,508

Kanamoto Co. Ltd.	48,200	848,204

Kandenko Co. Ltd.	109,800	1,013,199

Kaneka Corp.	34,300	892,294

Kanematsu Corp.	94,500	1,309,606

Katitas Co. Ltd.(a)	25,200	367,804

Kato Sangyo Co. Ltd.	36,800	980,265

KH Neochem Co. Ltd.	38,400	590,571

Ki-Star Real Estate Co. Ltd.(a)	17,200	532,511

Kitz Corp.	123,900	859,350

Koatsu Gas Kogyo Co. Ltd.	21,600	109,574

Kobe Steel Ltd.	458,400	5,987,077

Kojima Co. Ltd.(a)	32,800	140,234

Kokuyo Co. Ltd.	87,400	1,388,970

KOMEDA Holdings Co. Ltd.	49,700	965,857

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

Investments	Shares	Value

Komeri Co. Ltd.(a)	35,300	$745,150

Kumagai Gumi Co. Ltd.	32,500	767,717

Kumiai Chemical Industry Co. Ltd.	76,400	567,272

Kurabo Industries Ltd.	50,595	827,286

Kureha Corp.	11,200	624,453

KYB Corp.	35,300	1,143,746

Kyorin Pharmaceutical Co. Ltd.	44,090	540,987

Kyudenko Corp.(a)	42,900	1,347,156

Kyushu Financial Group, Inc.(a)	292,200	1,509,708

LEC, Inc.	17,200	109,153

Life Corp.	32,500	792,763

Lintec Corp.	81,330	1,303,951

Mabuchi Motor Co. Ltd.	32,500	973,530

Macnica Holdings, Inc.	64,200	3,024,466

Makino Milling Machine Co. Ltd.(a)	12,400	542,617

Mani, Inc.	27,600	335,509

Maruha Nichiro Corp.	49,500	851,178

Maruichi Steel Tube Ltd.	68,900	1,717,594

Matsui Securities Co. Ltd.(a)	184,340	1,014,194

Max Co. Ltd.	48,600	893,348

MCJ Co. Ltd.	89,500	672,937

Megmilk Snow Brand Co. Ltd.	73,000	1,121,722

Meitec Corp.	72,900	1,320,969

Micronics Japan Co. Ltd.	25,300	359,261

MIRAIT ONE Corp.	72,400	954,093

Mitsubishi Logistics Corp.	56,900	1,514,537

Mitsubishi Materials Corp.	66,700	1,081,235

Mitsubishi Shokuhin Co. Ltd.	36,400	951,315

Mitsuboshi Belting Ltd.(a)	54,900	1,688,665

Mitsui High-Tec, Inc.(a)	8,000	416,016

Mitsui Matsushima Holdings Co. Ltd.(a)	18,400	339,702

Mitsui Mining & Smelting Co. Ltd.(a)	55,764	1,418,156

Mitsui-Soko Holdings Co. Ltd.	37,600	1,084,724

MIXI, Inc.(a)	83,700	1,329,889

Mizuno Corp.(a)	13,900	441,521

Mochida Pharmaceutical Co. Ltd.	27,900	623,532

Monex Group, Inc.	171,400	640,919

Morinaga & Co. Ltd.	35,800	1,295,973

Morinaga Milk Industry Co. Ltd.	19,300	727,767

Musashi Seimitsu Industry Co. Ltd.	51,200	557,547

Nachi-Fujikoshi Corp.(a)	30,700	827,033

Nagase & Co. Ltd.	72,400	1,140,400

Nakanishi, Inc.	34,600	810,367

NEC Networks & System Integration Corp.	70,000	921,293

NET One Systems Co. Ltd.	33,500	637,112

Neturen Co. Ltd.(a)	82,800	555,422

NHK Spring Co. Ltd.	225,800	1,731,045

Nichias Corp.	65,000	1,335,064

Nichicon Corp.	55,200	521,575

Nichiha Corp.	36,000	709,988

Nihon Kohden Corp.	25,900	640,796

Nihon Nohyaku Co. Ltd.(a)	34,900	153,656

Nihon Parkerizing Co. Ltd.	154,900	1,148,061

Nikkon Holdings Co. Ltd.(a)	53,100	1,124,805

Nippn Corp.	84,600	1,231,937

Nippon Air Conditioning Services Co. Ltd.	76,000	400,308

Nippon Carbon Co. Ltd.	29,500	900,469

Nippon Denko Co. Ltd.(a)	227,700	463,869

Nippon Electric Glass Co. Ltd.	120,400	2,247,843

Nippon Gas Co. Ltd.	78,700	1,168,700

Nippon Kanzai Holdings Co. Ltd.	43,200	743,715

Nippon Kayaku Co. Ltd.	170,999	1,431,819

Nippon Light Metal Holdings Co. Ltd.	63,300	713,915

Nippon Pillar Packing Co. Ltd.(a)	37,800	989,171

Nippon Shokubai Co. Ltd.	36,000	1,309,968

Nippon Soda Co. Ltd.	35,000	1,289,998

Nipro Corp.(a)	72,400	586,575

Nishi-Nippon Financial Holdings, Inc.(a)	168,000	1,922,895

Nishi-Nippon Railroad Co. Ltd.(a)	42,100	700,091

Nishimatsu Construction Co. Ltd.(a)	61,200	1,520,721

Nishio Holdings Co. Ltd.	37,300	882,352

Nisshinbo Holdings, Inc.	139,992	1,043,197

Nissui Corp.	219,600	1,076,772

Nitta Corp.	51,800	1,152,461

Nitto Kogyo Corp.(a)	32,400	778,382

Noevir Holdings Co. Ltd.	37,800	1,340,003

NOK Corp.	142,500	1,896,021

Nomura Micro Science Co. Ltd.(a)	4,400	179,568

Noritake Co. Ltd.	22,400	933,677

North Pacific Bank Ltd.	396,100	958,232

NS United Kaiun Kaisha Ltd.(a)	33,900	895,064

NSD Co. Ltd.	72,000	1,368,350

Ogaki Kyoritsu Bank Ltd.	66,100	918,689

Ohsho Food Service Corp.(a)	18,400	852,029

Okamura Corp.	85,400	1,293,948

Okasan Securities Group, Inc.	302,900	1,410,725

Okinawa Cellular Telephone Co.	56,400	1,217,008

OKUMA Corp.(a)	20,000	881,220

Okumura Corp.	34,000	1,023,019

Onward Holdings Co. Ltd.(a)	233,500	816,800

Open Up Group, Inc.	56,100	689,854

Organo Corp.(a)	26,200	737,410

Osaka Soda Co. Ltd.(a)	18,700	808,276

OSG Corp.	66,900	789,933

PAL GROUP Holdings Co. Ltd.	95,500	1,240,268

PALTAC Corp.	21,300	669,439

Paramount Bed Holdings Co. Ltd.	41,200	650,199

Penta-Ocean Construction Co. Ltd.	164,300	979,029

PHC Holdings Corp.(a)	101,500	1,037,956

Pigeon Corp.	76,000	859,950

Pilot Corp.	17,700	608,602

Piolax, Inc.(a)	33,700	516,707

Press Kogyo Co. Ltd.	243,500	1,124,285

Prima Meat Packers Ltd.	59,200	973,145

Raito Kogyo Co. Ltd.	51,600	713,358

Raiznext Corp.	85,700	835,033

Rengo Co. Ltd.	138,400	951,572

Resorttrust, Inc.	56,900	851,641

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

Investments	Shares	Value

Riken Corp.*	13,400	$334,046

Roland Corp.	21,200	582,476

Round One Corp.	96,400	361,762

Ryosan Co. Ltd.(a)	39,500	1,177,919

S Foods, Inc.	31,100	697,132

Sakai Chemical Industry Co. Ltd.	29,100	403,471

Sakai Moving Service Co. Ltd.(a)	33,000	551,530

Sakata Seed Corp.	17,500	509,549

SAMTY Co. Ltd.	50,600	804,310

San-Ai Obbli Co. Ltd.	53,800	572,160

San-In Godo Bank Ltd.	266,700	1,730,043

Sangetsu Corp.	128,400	2,506,478

Sanki Engineering Co. Ltd.	97,900	1,064,779

Sankyu, Inc.	30,600	1,060,363

Sanyo Chemical Industries Ltd.	22,100	606,463

Sanyo Special Steel Co. Ltd.	58,900	1,162,804

Sapporo Holdings Ltd.	30,200	962,717

Sawai Group Holdings Co. Ltd.	19,700	604,367

Scroll Corp.	113,400	754,607

Seika Corp.	24,200	362,453

Seiko Group Corp.(a)	22,400	392,685

Seino Holdings Co. Ltd.(a)	90,900	1,276,468

Senko Group Holdings Co. Ltd.	138,800	974,786

Senshu Ikeda Holdings, Inc.(a)	571,400	1,229,147

Seria Co. Ltd.	50,400	743,715

Shibaura Mechatronics Corp.	7,200	340,157

Shiga Bank Ltd.(a)	57,700	1,353,326

Shin-Etsu Polymer Co. Ltd.	73,600	659,922

Shinsho Corp.	18,300	710,049

Ship Healthcare Holdings, Inc.	29,500	448,455

Shoei Co. Ltd.(a)	33,900	520,001

Sinfonia Technology Co. Ltd.	45,600	491,676

SKY Perfect JSAT Holdings, Inc.	287,400	1,346,240

Sotetsu Holdings, Inc.	48,600	957,833

ST Corp.	2,500	24,996

Star Micronics Co. Ltd.	53,300	670,782

Starts Corp., Inc.(a)	51,400	1,006,128

Sumitomo Bakelite Co. Ltd.	26,100	1,140,897

Sumitomo Mitsui Construction Co. Ltd.	201,000	553,600

Sumitomo Osaka Cement Co. Ltd.	23,700	583,348

Sun Frontier Fudousan Co. Ltd.	96,000	968,846

Suncall Corp.(a)	67,500	221,645

Systena Corp.	187,600	338,177

T Hasegawa Co. Ltd.(a)	26,200	535,500

T-Gaia Corp.	58,400	690,742

Tachibana Eletech Co. Ltd.	21,500	403,418

Taiheiyo Cement Corp.	66,800	1,186,262

Taikisha Ltd.	25,400	769,362

Taiyo Holdings Co. Ltd.	39,000	670,102

Takaoka Toko Co. Ltd.(a)	18,400	259,061

Takara Bio, Inc.	50,200	465,248

Takara Holdings, Inc.	162,100	1,304,621

Takara Standard Co. Ltd.(a)	86,200	1,070,388

Takasago Thermal Engineering Co. Ltd.(a)	47,200	919,170

Takeuchi Manufacturing Co. Ltd.	42,000	1,379,125

Takuma Co. Ltd.	62,600	649,387

Tama Home Co. Ltd.	32,600	777,725

Tamron Co. Ltd.	14,100	431,811

Tayca Corp.	21,600	198,305

Teijin Ltd.	102,900	1,001,935

Teikoku Electric Manufacturing Co. Ltd.	45,300	767,421

TKC Corp.(a)	35,700	870,819

Toagosei Co. Ltd.	130,400	1,174,452

Tocalo Co. Ltd.	92,800	847,000

Toda Corp.	201,200	1,091,583

Toho Bank Ltd.(a)	265,700	502,110

Tokai Carbon Co. Ltd.	116,900	917,339

TOKAI Holdings Corp.(a)	151,000	937,015

Tokai Rika Co. Ltd.	62,922	988,368

Tokai Tokyo Financial Holdings, Inc.	277,000	900,285

Token Corp.	11,200	598,934

Tokuyama Corp.	44,400	699,213

Tokyo Kiraboshi Financial Group, Inc.	42,000	1,267,951

Tokyo Ohka Kogyo Co. Ltd.	24,700	1,472,482

Tokyo Seimitsu Co. Ltd.	61,800	3,101,907

Tokyo Steel Manufacturing Co. Ltd.(a)	92,700	1,046,738

Tokyotokeiba Co. Ltd.(a)	20,000	538,784

Tokyu Construction Co. Ltd.	60,600	316,757

Tomoku Co. Ltd.(a)	47,900	787,714

Tomy Co. Ltd.	74,000	1,072,126

Topcon Corp.	66,400	733,971

Totech Corp.	22,300	778,576

Totetsu Kogyo Co. Ltd.	35,500	698,938

Towa Pharmaceutical Co. Ltd.	32,100	611,132

Toyo Ink SC Holdings Co. Ltd.	33,300	521,732

Toyo Tanso Co. Ltd.	24,000	871,704

Toyo Tire Corp.	129,300	1,994,630

Toyobo Co. Ltd.	81,500	588,482

Transcosmos, Inc.	61,800	1,323,176

TS Tech Co. Ltd.	94,600	1,075,166

Tsubakimoto Chain Co.	44,400	1,152,957

Tsumura & Co.	43,601	812,269

UACJ Corp.	37,600	791,181

UBE Corp.	75,300	1,272,367

Ulvac, Inc.	23,900	864,068

Valor Holdings Co. Ltd.	59,400	870,550

Valqua Ltd.	41,600	1,154,123

VT Holdings Co. Ltd.	196,300	672,202

Wacoal Holdings Corp.	46,500	1,053,242

Wacom Co. Ltd.	116,100	461,366

Xebio Holdings Co. Ltd.	83,600	560,228

YAMABIKO Corp.	58,100	560,657

Yamagata Bank Ltd.(a)	57,300	436,206

Yamaguchi Financial Group, Inc.	218,600	1,919,754

Yamaichi Electronics Co. Ltd.	48,700	561,980

Yamazen Corp.	102,900	810,926

Yaoko Co. Ltd.(a)	14,800	762,588

Yellow Hat Ltd.	71,700	911,475

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

Investments	Shares	Value

Yokogawa Bridge Holdings Corp.	55,300	$1,035,404

Yokorei Co. Ltd.(a)	39,900	323,799

Yuasa Trading Co. Ltd.	27,000	748,166

Yurtec Corp.	70,900	456,117

Total Japan		322,665,858

Malaysia – 0.1%

Frencken Group Ltd.	845,600	693,876

Netherlands – 0.8%

AMG Critical Materials NV	22,873	690,178

Brunel International NV	62,169	855,679

Corbion NV	36,044	719,728

ForFarmers NV(a)	192,029	504,211

Koninklijke Heijmans NV	101,022	1,144,440

RHI Magnesita NV	113,249	3,845,448

Sligro Food Group NV	37,340	663,376

Total Netherlands		8,423,060

Norway – 3.3%

ABG Sundal Collier Holding ASA	1,363,085	659,711

Aker Solutions ASA	102,610	416,579

Atea ASA*	146,584	1,840,419

Austevoll Seafood ASA	349,609	2,472,366

Belships ASA	1,128,671	1,913,496

Bonheur ASA	16,189	340,794

Borregaard ASA	48,762	724,039

Bouvet ASA	107,435	572,470

DNO ASA	1,564,639	1,554,221

Elopak ASA	188,052	384,380

Entra ASA(b)	233,752	2,012,215

Europris ASA(b)	301,344	1,692,093

Grieg Seafood ASA	147,889	1,086,842

Kid ASA(b)	88,130	731,321

MPC Container Ships ASA	2,401,530	3,934,899

OKEA ASA	230,733	827,450

Pareto Bank ASA	106,950	540,738

Protector Forsikring ASA	138,343	2,262,195

Rana Gruber ASA	219,151	1,215,120

Selvaag Bolig ASA	130,443	348,147

SpareBank 1 Nord Norge	253,781	2,282,416

Sparebank 1 Oestlandet	73,215	917,867

SpareBank 1 SMN	211,319	2,724,685

Sparebanken Vest	122,402	1,212,419

TGS ASA	119,254	1,642,974

Veidekke ASA	130,161	1,193,863

Total Norway		35,503,719

Portugal – 1.7%

Altri SGPS SA(a)	263,960	1,197,798

Banco Comercial Portugues SA, Class R*	2,945,217	811,992

Corticeira Amorim SGPS SA	111,228	1,145,831

CTT-Correios de Portugal SA	199,444	733,786

Mota-Engil SGPS SA	397,683	1,442,086

NOS SGPS SA	1,441,716	5,314,983

REN – Redes Energeticas Nacionais SGPS SA	1,732,763	4,439,642

Sonae SGPS SA	3,395,239	3,307,133

Total Portugal		18,393,251

Singapore – 3.2%

AEM Holdings Ltd.(a)	545,500	1,374,841

Aztech Global Ltd.	1,232,400	726,853

Bukit Sembawang Estates Ltd.	500,800	1,416,285

Capitaland India Trust(a)	2,703,513	2,079,778

Geo Energy Resources Ltd.	6,446,700	1,369,729

Hour Glass Ltd.	1,316,000	1,870,496

Japfa Ltd.	1,338,500	210,842

Jiutian Chemical Group Ltd.	13,860,100	324,949

Kenon Holdings Ltd.	138,289	3,196,594

Keppel DC REIT	3,225,000	4,914,646

Keppel Infrastructure Trust	11,108,641	3,784,540

Propnex Ltd.	2,682,300	1,729,375

Raffles Medical Group Ltd.	1,343,600	1,230,493

Samudera Shipping Line Ltd.	2,407,800	1,323,064

Sheng Siong Group Ltd.	2,603,000	2,898,791

Silverlake Axis Ltd.	2,545,900	494,295

Singapore Post Ltd.	2,377,800	844,921

StarHub Ltd.	1,453,900	1,182,379

UMS Holdings Ltd.	1,899,098	1,808,797

Wing Tai Holdings Ltd.	1,221,700	1,253,117

Total Singapore		34,034,785

Spain – 1.9%

Almirall SA(a)	102,364	1,042,595

Applus Services SA	103,629	1,086,200

Atresmedia Corp. de Medios de Comunicacion SA	744,889	2,886,464

Construcciones y Auxiliar de Ferrocarriles SA	35,797	1,121,842

Ence Energia y Celulosa SA(a)	560,320	1,882,940

Faes Farma SA	761,910	2,581,351

Gestamp Automocion SA(b)	385,802	1,613,448

Indra Sistemas SA	92,289	1,338,641

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	1,603,995	1,485,951

Pharma Mar SA(a)	6,699	227,813

Prosegur Cash SA(a)(b)	1,554,555	969,427

Prosegur Compania de Seguridad SA	1,123,156	1,814,630

Sacyr SA(a)	922,554	2,717,330

Total Spain		20,768,632

Sweden – 5.7%

AcadeMedia AB(b)	157,452	677,680

AddLife AB, Class B	64,284	383,129

AFRY AB	117,644	1,390,391

Akelius Residential Property AB, Class D	448,341	824,996

Atrium Ljungberg AB, Class B(a)	141,893	2,326,093

Beijer Alma AB	49,829	858,599

Betsson AB, Class B*	170,322	1,884,419

Bilia AB, Class A	191,116	1,873,479

Bravida Holding AB(b)	182,280	1,352,310

Bufab AB	5,013	127,261

Catena AB	30,190	1,055,964

Clas Ohlson AB, Class B	158,316	1,706,412

Cloetta AB, Class B	488,305	820,719

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

Investments	Shares	Value

Coor Service Management Holding AB(b)	178,239	$728,430

Corem Property Group AB, Class B(a)	1,835,111	1,022,772

Dios Fastigheter AB	210,144	1,206,023

Dometic Group AB(b)	387,618	2,471,091

Electrolux Professional AB, Class B	115,775	601,563

Elekta AB, Class B(a)	430,203	2,946,900

Granges AB	105,389	999,159

HMS Networks AB	20,075	739,125

Instalco AB	145,443	435,089

Inwido AB	117,981	1,194,557

JM AB	169,793	2,317,732

KNOW IT AB	37,607	438,925

Lagercrantz Group AB, Class B	109,430	1,118,051

Lindab International AB	80,082	1,179,389

Loomis AB	66,574	1,805,260

MEKO AB	58,956	515,259

MIPS AB(a)	15,176	517,964

Munters Group AB(b)	67,379	871,371

Mycronic AB	59,505	1,237,839

NCC AB, Class B	186,501	2,032,521

New Wave Group AB, Class B(a)	83,577	585,890

Nolato AB, Class B	267,966	1,105,487

Nordic Paper Holding AB(a)	222,066	665,327

Nordic Waterproofing Holding AB	36,202	541,820

Peab AB, Class B	684,357	2,833,377

Platzer Fastigheter Holding AB, Class B	122,095	755,213

Ratos AB, Class B	254,851	765,196

Resurs Holding AB(b)	644,256	1,397,127

Sagax AB, Class D(a)	379,035	894,889

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	716,244	284,014

Sectra AB, Class B*	42,839	510,242

Skandinaviska Enskilda Banken AB, Class C	15,681	187,637

SkiStar AB(a)	45,551	468,751

SSAB AB, Class A	1,216,608	6,909,364

Svenska Handelsbanken AB, Class B(a)	22,960	243,882

Synsam AB	119,236	398,397

Troax Group AB	37,541	535,599

VBG Group AB, Class B	2,128	37,529

Wihlborgs Fastigheter AB	374,310	2,633,972

Total Sweden		61,414,185

Switzerland – 1.5%

Arbonia AG	57,850	530,566

Comet Holding AG, Registered Shares	5,704	1,274,483

Huber & Suhner AG, Registered Shares	20,581	1,489,355

Landis & Gyr Group AG	32,812	2,378,045

Medmix AG(b)	37,740	959,177

Mobilezone Holding AG, Registered Shares	105,665	1,580,124

Sulzer AG, Registered Shares	53,873	5,161,749

Swissquote Group Holding SA, Registered Shares	9,262	1,696,886

u-blox Holding AG	3,734	317,970

Zehnder Group AG	9,687	569,699

Total Switzerland		15,958,054

United Kingdom – 14.1%

AG Barr PLC	102,977	617,131

AJ Bell PLC	273,428	915,762

Alliance Pharma PLC(a)	567,200	327,456

Ashmore Group PLC	1,735,209	3,977,433

Assura PLC	6,774,877	3,496,164

Bloomsbury Publishing PLC	140,230	686,342

Bodycote PLC	222,833	1,774,661

Bridgepoint Group PLC(b)	667,228	1,568,505

Bytes Technology Group PLC	161,949	985,962

Central Asia Metals PLC	668,109	1,533,065

Chemring Group PLC	224,469	760,282

Chesnara PLC	290,470	974,966

Clarkson PLC	30,169	1,007,103

Close Brothers Group PLC	287,195	3,105,747

CLS Holdings PLC	696,838	1,010,424

CMC Markets PLC(a)(b)	424,084	544,532

Coats Group PLC	1,361,038	1,217,670

Concentric AB	28,979	436,384

Craneware PLC	21,464	392,968

Cranswick PLC	57,033	2,472,604

Crest Nicholson Holdings PLC	548,623	1,163,133

CVS Group PLC	8,396	167,141

DFS Furniture PLC(a)	538,184	712,058

DiscoverIE Group PLC	51,018	422,191

Diversified Energy Co. PLC	2,958,252	2,912,024

Domino’s Pizza Group PLC	554,825	2,548,949

Dunelm Group PLC	275,336	3,528,643

EMIS Group PLC	40,070	944,891

Empiric Student Property PLC	1,489,649	1,627,281

Essentra PLC	266,656	526,605

FDM Group Holdings PLC	196,320	1,246,015

Fevertree Drinks PLC	59,906	877,419

Firstgroup PLC	408,619	752,598

Fonix Mobile PLC	179,283	423,424

Forterra PLC(b)	574,236	1,042,915

FRP Advisory Group PLC	283,978	410,732

Galliford Try Holdings PLC	282,117	838,463

Gamma Communications PLC	40,289	536,988

Genuit Group PLC	319,215	1,283,791

Genus PLC	27,112	693,599

Grainger PLC	458,802	1,308,138

Great Portland Estates PLC	188,643	961,977

Greggs PLC	85,408	2,551,910

Halfords Group PLC	331,541	802,445

Hammerson PLC	3,073,207	944,502

Headlam Group PLC	193,905	532,509

Henry Boot PLC(a)	107,333	256,770

Hill & Smith PLC	75,955	1,596,412

Hilton Food Group PLC	122,205	1,069,458

Hunting PLC	171,671	640,123

I3 Energy PLC(a)	2,446,861	443,796

Ibstock PLC(b)	974,612	1,695,126

Impax Asset Management Group PLC	138,235	773,593

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

Investments	Shares	Value

IntegraFin Holdings PLC	433,720	$1,255,682

Jadestone Energy PLC*(a)	704,945	279,637

James Halstead PLC(a)	225,748	570,361

Kainos Group PLC	70,629	990,509

Keller Group PLC	115,688	1,060,434

Learning Technologies Group PLC	363,207	284,385

Liontrust Asset Management PLC	185,472	1,374,113

LondonMetric Property PLC	2,040,312	4,283,320

Lookers PLC	735,698	1,163,751

ME Group International PLC	985,777	1,898,633

Mears Group PLC	167,890	565,574

Mitie Group PLC	1,171,925	1,470,444

Moneysupermarket.com Group PLC	1,011,082	2,993,868

Morgan Advanced Materials PLC	352,152	1,053,057

Morgan Sindall Group PLC	80,214	2,011,951

Mortgage Advice Bureau Holdings Ltd.	67,722	443,047

NCC Group PLC	273,647	394,120

Next 15 Group PLC	58,750	459,644

Ninety One PLC	1,317,875	2,752,198

Oxford Instruments PLC	21,501	572,098

Pagegroup PLC	939,273	4,805,832

Pan African Resources PLC(a)	4,305,129	755,615

PayPoint PLC	178,028	1,136,437

Pets at Home Group PLC	593,861	2,426,754

Premier Foods PLC	273,184	400,122

Primary Health Properties PLC(a)	2,044,622	2,320,873

PZ Cussons PLC(a)	412,940	713,683

Quilter PLC(b)	2,401,611	2,513,577

Redde Northgate PLC	459,809	1,896,923

Redrow PLC	758,737	4,582,225

RWS Holdings PLC	457,458	1,338,924

Safestore Holdings PLC	261,327	2,347,565

Savills PLC	170,518	1,801,328

Serica Energy PLC	633,028	1,922,334

Shaftesbury Capital PLC	543,084	760,964

Smart Metering Systems PLC	168,074	1,275,987

Speedy Hire PLC	1,745,406	680,648

Spirent Communications PLC	409,827	690,296

SThree PLC	141,459	645,740

TBC Bank Group PLC	111,049	4,045,893

Telecom Plus PLC	95,460	1,736,054

TORM PLC, Class A	80,932	2,198,190

TP ICAP Group PLC	1,147,525	2,382,440

Travis Perkins PLC	273,687	2,820,706

TT Electronics PLC	284,438	590,190

Tyman PLC	370,413	1,306,591

Vertu Motors PLC	143,934	131,232

Vesuvius PLC	498,809	2,643,501

Victrex PLC	78,330	1,343,259

Videndum PLC	68,606	275,913

Virgin Money U.K. PLC	1,176,207	2,416,865

Volution Group PLC	130,426	575,955

Watkin Jones PLC(a)	740,115	361,339

Wickes Group PLC	726,444	1,217,386

Wincanton PLC	206,301	689,934

Workspace Group PLC	311,265	1,863,861

XPS Pensions Group PLC	389,133	926,164

Total United Kingdom		150,458,906
TOTAL COMMON STOCKS (Cost: $1,094,893,241)		1,056,650,449

EXCHANGE-TRADED FUNDS – 0.0%

United States – 0.0%

WisdomTree Europe SmallCap Dividend Fund(c)	4,408	231,288

WisdomTree Japan SmallCap Dividend Fund(c)	2,811	193,846
TOTAL EXCHANGE-TRADED FUNDS (Cost: $360,165)		425,134

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.0%

United States – 6.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $64,166,542)	64,166,542	64,166,542

TOTAL INVESTMENTS IN SECURITIES – 104.8%

(Cost: $1,159,419,948)		1,121,242,125

Other Assets less Liabilities – (4.8)%		(51,736,531)

NET ASSETS – 100.0%		$1,069,505,594

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $125,096,831 and the total market value of the collateral held by the Fund was $133,141,217. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $68,974,675.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2023

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$1,967,678	$5,851,369	$7,043,112	$(286,721)	$(257,926)	$231,288	$158,374
WisdomTree Japan SmallCap Dividend Fund	1,615,590	4,496,677	6,001,886	236,568	(153,103)	193,846	26,515
Total	$3,583,268	$10,348,046	$13,044,998	$(50,153)	$(411,029)	$425,134	$184,889

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/2/2023	2,920,000	NOK	273,987	USD	$427	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2—Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$322,331,812	$334,046	$—	$322,665,858
Other	733,984,591	—	—	733,984,591
Exchange-Traded Funds	425,134	—	—	425,134
Investment of Cash Collateral for Securities Loaned	—	64,166,542	—	64,166,542
Total Investments in Securities	$1,056,741,537	$64,500,588	$—	$1,121,242,125
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$427	$—	$427
Total – Net	$1,056,741,537	$64,501,015	$—	$1,121,242,552

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2023

Investments	Shares	Value

COMMON STOCKS – 98.4%

Japan – 98.4%

Air Freight & Logistics – 1.2%

AIT Corp.	11,600	$137,669

AZ-COM MARUWA Holdings, Inc.(a)	15,200	216,757

Hamakyorex Co. Ltd.	6,100	165,964

Konoike Transport Co. Ltd.	13,700	177,556

Mitsui-Soko Holdings Co. Ltd.	14,900	429,851

Sankyu, Inc.	12,100	419,294

SBS Holdings, Inc.	6,400	120,173

Senko Group Holdings Co. Ltd.	62,356	437,923

Shibusawa Warehouse Co. Ltd.(a)	9,600	195,892

Trancom Co. Ltd.(a)	1,500	73,781

Total Air Freight & Logistics		2,374,860

Automobile Components – 5.3%

Aisan Industry Co. Ltd.	22,800	204,279

Daido Metal Co. Ltd.	34,200	130,635

Daikyonishikawa Corp.	31,200	168,310

Eagle Industry Co. Ltd.	31,200	354,182

Exedy Corp.	34,925	611,787

Fujikura Composites, Inc.(a)	12,600	99,213

FuKoKu Co. Ltd.	15,100	145,409

Futaba Industrial Co. Ltd.	32,600	167,123

G-Tekt Corp.	16,400	200,020

H-One Co. Ltd.	12,900	75,641

KYB Corp.	13,200	427,690

Musashi Seimitsu Industry Co. Ltd.	19,100	207,991

NHK Spring Co. Ltd.	120,100	920,720

Nihon Tokushu Toryo Co. Ltd.	16,000	141,960

NOK Corp.	69,900	930,048

Pacific Industrial Co. Ltd.	22,200	213,185

Piolax, Inc.(a)	15,300	234,588

Press Kogyo Co. Ltd.	76,200	351,830

Riken Corp.*	10,200	254,274

Seiren Co. Ltd.(a)	10,311	161,894

Shoei Co. Ltd.(a)	13,800	211,682

Sumitomo Riko Co. Ltd.	22,500	168,571

Sumitomo Rubber Industries Ltd.	84,200	931,575

Suncall Corp.(a)	16,300	53,523

T RAD Co. Ltd.	5,300	79,913

Tachi-S Co. Ltd.	20,700	236,096

Tokai Rika Co. Ltd.(a)	34,958	549,114

Topre Corp.	8,300	94,388

Toyo Tire Corp.	69,800	1,076,761

Toyoda Gosei Co. Ltd.	28,400	611,297

TPR Co. Ltd.	13,700	167,549

TS Tech Co. Ltd.	46,100	523,944

Total Automobile Components		10,705,192

Automobiles – 0.1%

Nissan Shatai Co. Ltd.	23,900	136,938

Banks – 9.0%

77 Bank Ltd.(a)	42,900	911,329

Akita Bank Ltd.	11,300	152,812

Aozora Bank Ltd.(a)	62,700	1,283,622

Awa Bank Ltd.	8,875	136,314

Bank of Iwate Ltd.	12,000	210,045

Bank of Nagoya Ltd.	10,369	360,631

Bank of Saga Ltd.	13,400	182,648

Bank of the Ryukyus Ltd.(a)	25,508	194,868

Daishi Hokuetsu Financial Group, Inc.	18,455	469,336

Ehime Bank Ltd.	17,699	116,471

FIDEA Holdings Co. Ltd.	17,080	183,476

First Bank of Toyama Ltd.	35,200	221,260

Fukui Bank Ltd.	4,948	51,527

Gunma Bank Ltd.	130,500	610,064

Hachijuni Bank Ltd.(a)	171,800	949,692

Hirogin Holdings, Inc.	114,900	706,224

Hokkoku Financial Holdings, Inc.(a)	4,762	165,940

Hokuhoku Financial Group, Inc.	40,900	438,669

Hyakugo Bank Ltd.	80,000	287,351

Hyakujushi Bank Ltd.(a)	16,400	288,161

Juroku Financial Group, Inc.(a)	15,800	396,522

Keiyo Bank Ltd.	51,442	238,552

Kiyo Bank Ltd.(a)	18,090	181,597

Kyushu Financial Group, Inc.	130,900	676,320

Mebuki Financial Group, Inc.	345,400	957,561

Miyazaki Bank Ltd.	6,400	119,144

Musashino Bank Ltd.(a)	13,800	255,516

Nanto Bank Ltd.	11,100	197,937

Nishi-Nippon Financial Holdings, Inc.(a)	64,800	741,688

North Pacific Bank Ltd.	141,015	341,139

Ogaki Kyoritsu Bank Ltd.	11,842	164,586

Oita Bank Ltd.	7,600	138,427

Okinawa Financial Group, Inc.(a)	6,080	98,845

Procrea Holdings, Inc.(a)	5,762	75,643

San ju San Financial Group, Inc.	18,600	231,339

San-In Godo Bank Ltd.	107,900	699,931

Senshu Ikeda Holdings, Inc.(a)	195,840	421,274

Seven Bank Ltd.(a)	614,700	1,280,685

Shiga Bank Ltd.(a)	27,184	637,588

Shikoku Bank Ltd.	24,500	166,644

Suruga Bank Ltd.	32,100	136,166

Toho Bank Ltd.(a)	120,900	228,472

Tokyo Kiraboshi Financial Group, Inc.	17,200	519,256

TOMONY Holdings, Inc.	45,877	141,728

Towa Bank Ltd.(a)	28,900	122,010

Yamagata Bank Ltd.(a)	15,500	117,996

Yamaguchi Financial Group, Inc.	80,300	705,198

Yamanashi Chuo Bank Ltd.(a)	17,600	196,021

Total Banks		18,108,225

Beverages – 0.9%

Coca-Cola Bottlers Japan Holdings, Inc.	69,500	915,644

Sapporo Holdings Ltd.	9,198	293,214

Takara Holdings, Inc.	63,211	508,738

Total Beverages		1,717,596

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2023

Investments	Shares	Value

Biotechnology – 0.1%

Takara Bio, Inc.	21,700	$201,113

Broadline Retail – 1.0%

ASKUL Corp.	17,830	234,189

Belluna Co. Ltd.(a)	19,184	86,391

Izumi Co. Ltd.	17,100	453,670

J Front Retailing Co. Ltd.	60,100	615,801

Mr Max Holdings Ltd.	13,300	54,902

Seria Co. Ltd.	19,700	290,698

Takashimaya Co. Ltd.	21,500	315,242

Total Broadline Retail		2,050,893

Building Products – 1.7%

Bunka Shutter Co. Ltd.(a)	22,900	169,726

Central Glass Co. Ltd.(a)	10,586	210,337

Nichias Corp.	31,013	636,990

Nichiha Corp.	11,500	226,802

Nitto Boseki Co. Ltd.(a)	6,800	159,035

Noritz Corp.	11,700	124,350

Okabe Co. Ltd.	23,800	119,777

Sanwa Holdings Corp.	62,600	833,967

Shin Nippon Air Technologies Co. Ltd.	7,200	116,040

Sinko Industries Ltd.	9,000	133,349

Takara Standard Co. Ltd.(a)	24,831	308,339

Takasago Thermal Engineering Co. Ltd.(a)	16,972	330,512

Total Building Products		3,369,224

Capital Markets – 1.3%

Ichiyoshi Securities Co. Ltd.	30,688	144,571

IwaiCosmo Holdings, Inc.	20,600	241,167

Marusan Securities Co. Ltd.(a)	29,800	166,948

Matsui Securities Co. Ltd.(a)	121,700	669,564

Monex Group, Inc.	77,794	290,897

Okasan Securities Group, Inc.	84,400	393,084

SBI Global Asset Management Co. Ltd.	44,644	167,836

Sparx Group Co. Ltd.	17,800	179,759

Tokai Tokyo Financial Holdings, Inc.	132,100	429,342

Total Capital Markets		2,683,168

Chemicals – 9.7%

ADEKA Corp.	32,525	557,213

Aica Kogyo Co. Ltd.	21,615	483,359

Asahi Yukizai Corp.	7,000	173,329

C Uyemura & Co. Ltd.	7,200	454,991

Chugoku Marine Paints Ltd.(a)	19,500	177,065

CI Takiron Corp.(a)	25,500	98,087

Daicel Corp.	112,700	944,799

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,942	120,920

Denka Co. Ltd.(a)	35,300	639,410

DIC Corp.	33,400	543,554

DKS Co. Ltd.	5,800	67,629

Fujimi, Inc.(a)	35,100	706,822

Fujimori Kogyo Co. Ltd.	5,400	134,435

Fuso Chemical Co. Ltd.(a)	6,200	163,284

Harima Chemicals Group, Inc.	14,800	81,823

Ishihara Sangyo Kaisha Ltd.	19,500	193,530

JCU Corp.	5,700	118,794

JSP Corp.	10,623	145,437

Kaneka Corp.	18,500	481,267

Kanto Denka Kogyo Co. Ltd.(a)	13,100	76,726

KeePer Technical Laboratory Co. Ltd.	2,100	82,044

KH Neochem Co. Ltd.	15,900	244,533

Konishi Co. Ltd.(a)	12,000	183,347

Kumiai Chemical Industry Co. Ltd.	32,524	241,492

Kureha Corp.	5,064	282,342

Lintec Corp.	42,665	684,041

MEC Co. Ltd.(a)	3,600	89,261

Moriroku Holdings Co. Ltd.	10,100	151,948

Nihon Nohyaku Co. Ltd.(a)	20,800	91,577

Nihon Parkerizing Co. Ltd.	53,500	396,522

Nippon Chemical Industrial Co. Ltd.	6,100	79,916

Nippon Kayaku Co. Ltd.	85,800	718,426

Nippon Pillar Packing Co. Ltd.(a)	15,600	408,229

Nippon Shokubai Co. Ltd.	18,800	684,095

Nippon Soda Co. Ltd.	17,418	641,977

Osaka Organic Chemical Industry Ltd.(a)	5,900	99,872

Osaka Soda Co. Ltd.(a)	8,100	350,109

Riken Technos Corp.	24,200	115,952

Sakai Chemical Industry Co. Ltd.	10,900	151,128

Sakata INX Corp.	15,300	132,058

Sanyo Chemical Industries Ltd.	7,735	212,262

Shikoku Kasei Holdings Corp.	10,900	120,669

Shin-Etsu Polymer Co. Ltd.	27,400	245,677

Sumitomo Bakelite Co. Ltd.	13,318	582,163

T Hasegawa Co. Ltd.(a)	11,100	226,872

Taiyo Holdings Co. Ltd.	22,482	386,288

Takasago International Corp.	7,200	145,230

Tayca Corp.	7,700	70,692

Teijin Ltd.	69,500	676,720

Toagosei Co. Ltd.	53,700	483,651

Tokai Carbon Co. Ltd.	63,400	497,513

Tokuyama Corp.	25,600	403,150

Tokyo Ohka Kogyo Co. Ltd.	15,900	947,873

Toyo Ink SC Holdings Co. Ltd.	24,502	383,888

Toyobo Co. Ltd.	27,753	200,394

UBE Corp.	46,493	785,606

Valqua Ltd.(a)	13,237	367,239

Zeon Corp.(a)	51,800	542,559

Total Chemicals		19,469,789

Commercial Services & Supplies – 1.4%

Aeon Delight Co. Ltd.	10,000	220,472

Daiseki Co. Ltd.	5,588	149,787

Inui Global Logistics Co. Ltd.(a)	30,300	268,431

Japan Elevator Service Holdings Co. Ltd.	6,400	94,140

Kokuyo Co. Ltd.	30,300	481,531

Matsuda Sangyo Co. Ltd.	5,000	79,410

Mitsubishi Pencil Co. Ltd.	11,500	147,810

Nippon Kanzai Holdings Co. Ltd.	11,200	192,815

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2023

Investments	Shares	Value

Nippon Parking Development Co. Ltd.	85,100	$121,470

Okamura Corp.	23,776	360,245

Pilot Corp.	6,700	230,375

Prestige International, Inc.(a)	16,700	69,273

Sato Holdings Corp.(a)	11,238	158,978

Studio Alice Co. Ltd.(a)	6,600	91,818

TRE Holdings Corp.	10,100	81,558

Total Commercial Services & Supplies		2,748,113

Construction & Engineering – 5.9%

Asanuma Corp.	12,300	295,909

CTI Engineering Co. Ltd.	3,800	114,465

Dai-Dan Co. Ltd.	11,400	113,446

Daiho Corp.	12,600	333,101

EXEO Group, Inc.(a)	42,700	876,749

Fudo Tetra Corp.	12,500	168,119

Hazama Ando Corp.	64,300	502,852

INFRONEER Holdings, Inc.	82,673	857,616

Integrated Design & Engineering Holdings Co. Ltd.	7,100	170,096

JDC Corp.	24,800	110,351

Kandenko Co. Ltd.	52,738	486,649

Kumagai Gumi Co. Ltd.	16,600	392,126

Kyudenko Corp.(a)	18,990	596,329

MIRAIT ONE Corp.	33,700	444,102

Nippon Road Co. Ltd.	10,500	132,213

Nishimatsu Construction Co. Ltd.(a)	30,607	760,534

Nittoc Construction Co. Ltd.	27,300	199,776

Okumura Corp.(a)	17,570	528,660

Oriental Shiraishi Corp.	73,900	162,929

Penta-Ocean Construction Co. Ltd.	65,293	389,067

PS Mitsubishi Construction Co. Ltd.	27,900	156,117

Raito Kogyo Co. Ltd.	18,000	248,846

Raiznext Corp.	16,400	159,796

Sanki Engineering Co. Ltd.	37,600	408,945

Shinnihon Corp.	27,600	227,125

Sumitomo Mitsui Construction Co. Ltd.	49,660	136,775

Taihei Dengyo Kaisha Ltd.	7,200	196,375

Taikisha Ltd.	10,165	307,896

Takamatsu Construction Group Co. Ltd.(a)	6,200	110,767

Tekken Corp.	11,100	158,215

Tess Holdings Co. Ltd.	6,600	23,264

Toa Corp.(a)	6,000	150,980

Tobishima Corp.	18,000	166,943

Toda Corp.	92,749	503,197

Tokyo Energy & Systems, Inc.	12,800	84,833

Tokyu Construction Co. Ltd.	24,400	127,539

Totetsu Kogyo Co. Ltd.	11,379	224,034

Toyo Construction Co. Ltd.	24,100	196,708

Wakachiku Construction Co. Ltd.	5,500	110,940

Yokogawa Bridge Holdings Corp.	15,800	295,830

Yondenko Corp.	7,500	142,888

Yurtec Corp.	16,000	102,932

Total Construction & Engineering		11,876,034

Construction Materials – 0.5%

Sumitomo Osaka Cement Co. Ltd.	11,340	279,121

Taiheiyo Cement Corp.	37,900	673,044

Yotai Refractories Co. Ltd.	11,200	109,354

Total Construction Materials		1,061,519

Consumer Finance – 0.0%

J Trust Co. Ltd.(a)	17,800	57,137

Consumer Staples Distribution & Retail – 1.9%

Aeon Hokkaido Corp.	13,200	77,135

Ain Holdings, Inc.	3,300	97,524

Arcs Co. Ltd.	23,494	428,709

Belc Co. Ltd.	2,400	110,491

Create SD Holdings Co. Ltd.	10,100	229,445

Fuji Co. Ltd.	11,400	136,441

G-7 Holdings, Inc.(a)	10,800	89,744

H2O Retailing Corp.	24,200	294,179

Heiwado Co. Ltd.	7,563	132,178

Kato Sangyo Co. Ltd.	12,716	338,724

Life Corp.	13,000	317,105

Mitsubishi Shokuhin Co. Ltd.	17,000	444,295

Qol Holdings Co. Ltd.(a)	13,100	163,020

San-A Co. Ltd.	3,700	118,519

United Super Markets Holdings, Inc.(a)	23,300	166,914

Valor Holdings Co. Ltd.	17,791	260,740

Yaoko Co. Ltd.(a)	4,800	247,326

Yokorei Co. Ltd.(a)	12,400	100,629

Total Consumer Staples Distribution & Retail		3,753,118

Containers & Packaging – 0.5%

FP Corp.	10,100	162,609

Fuji Seal International, Inc.	10,410	124,313

Pack Corp.	5,600	118,398

Rengo Co. Ltd.	65,800	452,410

Tomoku Co. Ltd.(a)	10,700	175,961

Total Containers & Packaging		1,033,691

Distributors – 0.5%

Arata Corp.	4,300	160,791

Doshisha Co. Ltd.(a)	13,000	194,270

Happinet Corp.	10,100	169,208

PALTAC Corp.	11,000	345,719

Yamae Group Holdings Co. Ltd.	5,300	129,992

Total Distributors		999,980

Diversified Consumer Services – 0.4%

Asante, Inc.	6,700	70,850

Aucnet, Inc.	7,500	90,116

Benesse Holdings, Inc.(a)	22,100	270,946

Riso Kyoiku Co. Ltd.(a)	78,500	130,461

Tokyo Individualized Educational Institute, Inc.	43,800	143,823

Total Diversified Consumer Services		706,196

Diversified Telecommunication Services – 0.0%

Usen-Next Holdings Co. Ltd.	4,300	96,532

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2023

Investments	Shares	Value

Electrical Equipment – 1.5%

Daihen Corp.	7,400	$250,923

Fujikura Ltd.	38,800	312,402

Furukawa Electric Co. Ltd.(a)	15,700	250,611

GS Yuasa Corp.(a)	14,100	251,622

Idec Corp.	11,136	221,489

Mabuchi Motor Co. Ltd.	16,600	497,249

Nippon Carbon Co. Ltd.	5,700	173,989

Nitto Kogyo Corp.(a)	14,100	338,740

Sanyo Denki Co. Ltd.	2,300	105,425

Sinfonia Technology Co. Ltd.	13,300	143,405

SWCC Corp.	6,900	98,443

Takaoka Toko Co. Ltd.(a)	7,300	102,780

Toyo Tanso Co. Ltd.	5,100	185,237

Total Electrical Equipment		2,932,315

Electronic Equipment, Instruments & Components – 7.1%

Ai Holdings Corp.	21,300	338,002

Alps Alpine Co. Ltd.(a)	54,100	470,395

Amano Corp.	21,835	480,231

Anritsu Corp.(a)	27,900	199,586

Canon Electronics, Inc.	11,500	145,730

Citizen Watch Co. Ltd.(a)	146,000	900,117

Daishinku Corp.	18,100	93,396

Daitron Co. Ltd.	8,200	165,951

Daiwabo Holdings Co. Ltd.	28,395	545,161

Dexerials Corp.(a)	16,500	408,008

Elematec Corp.	25,354	314,323

ESPEC Corp.	6,700	107,847

Hakuto Co. Ltd.(a)	16,234	551,559

Hioki EE Corp.	3,300	159,886

Hochiki Corp.	9,500	103,006

Horiba Ltd.	12,700	688,851

I-PEX, Inc.(a)	9,400	100,283

Innotech Corp.	15,500	166,400

Iriso Electronics Co. Ltd.	3,700	104,138

Japan Aviation Electronics Industry Ltd.(a)	24,100	480,789

Kaga Electronics Co. Ltd.	13,400	582,784

Koa Corp.(a)	10,600	127,790

Kyosan Electric Manufacturing Co. Ltd.	35,900	117,161

Macnica Holdings, Inc.	23,500	1,107,087

Marubun Corp.(a)	15,600	120,012

Maruwa Co. Ltd.(a)	800	125,877

Maxell Ltd.	14,700	164,805

Meiko Electronics Co. Ltd.(a)	4,800	109,204

Nichicon Corp.	21,900	206,929

Nippon Ceramic Co. Ltd.	9,800	174,952

Nippon Electric Glass Co. Ltd.	61,600	1,150,059

Nippon Signal Co. Ltd.(a)	15,700	98,898

Nissha Co. Ltd.	9,100	102,449

Nohmi Bosai Ltd.	12,991	154,003

Oki Electric Industry Co. Ltd.(a)	32,900	221,795

Optex Group Co. Ltd.	7,700	83,540

Osaki Electric Co. Ltd.(a)	32,600	148,336

Restar Holdings Corp.	12,700	208,426

Riken Keiki Co. Ltd.(a)	5,200	210,126

RYODEN Corp.	14,761	229,984

Ryosan Co. Ltd.(a)	11,600	345,921

Sanshin Electronics Co. Ltd.(a)	9,300	135,675

Satori Electric Co. Ltd.(a)	13,500	170,441

Shibaura Electronics Co. Ltd.	2,300	92,786

Siix Corp.	12,700	129,617

Sumida Corp.	7,500	76,746

Suzuden Corp.	7,900	116,574

Tachibana Eletech Co. Ltd.	10,900	204,523

Tokyo Electron Device Ltd.(a)	10,200	242,312

Tomen Devices Corp.(a)	3,700	120,007

Topcon Corp.	28,200	311,717

Tsuzuki Denki Co. Ltd.	11,900	184,610

Yokowo Co. Ltd.	5,100	53,794

Total Electronic Equipment, Instruments & Components		14,152,599

Energy Equipment & Services – 0.1%

Toyo Kanetsu KK	5,800	131,372

Entertainment – 0.7%

Amuse, Inc.	8,100	85,275

COLOPL, Inc.(a)	35,700	141,149

Daiichikosho Co. Ltd.	27,100	440,846

GungHo Online Entertainment, Inc.	11,000	174,002

Marvelous, Inc.	24,700	118,017

MIXI, Inc.(a)	32,500	516,385

Total Entertainment		1,475,674

Financial Services – 0.3%

eGuarantee, Inc.	5,500	71,797

Financial Partners Group Co. Ltd.(a)	48,500	437,142

Japan Investment Adviser Co. Ltd.	11,300	128,202

Total Financial Services		637,141

Food Products – 3.8%

Ariake Japan Co. Ltd.(a)	5,328	181,165

Chubu Shiryo Co. Ltd.	13,600	99,704

DyDo Group Holdings, Inc.(a)	2,400	88,618

Ezaki Glico Co. Ltd.	12,500	343,860

Fuji Oil Holdings, Inc.	16,700	253,759

Fujicco Co. Ltd.	10,200	131,785

Fujiya Co. Ltd.	5,500	93,764

Hokuto Corp.	6,691	81,606

House Foods Group, Inc.(a)	15,800	330,347

Itoham Yonekyu Holdings, Inc.	17,700	480,382

J-Oil Mills, Inc.(a)	11,100	132,702

Kagome Co. Ltd.	10,600	230,504

Kotobuki Spirits Co. Ltd.	8,500	137,675

Kyokuyo Co. Ltd.	4,600	121,454

Marudai Food Co. Ltd.(a)	9,600	107,306

Maruha Nichiro Corp.	16,632	285,996

Megmilk Snow Brand Co. Ltd.	22,900	351,883

Mitsui DM Sugar Holdings Co. Ltd.	10,998	221,839

Morinaga & Co. Ltd.	16,887	611,316

Morinaga Milk Industry Co. Ltd.	8,200	309,207

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2023

Investments	Shares	Value

Nichirei Corp.(a)	27,200	$598,774

Nippn Corp.	28,883	420,591

Nisshin Oillio Group Ltd.	9,800	274,840

Nissui Corp.	84,100	412,370

Prima Meat Packers Ltd.	16,100	264,656

Riken Vitamin Co. Ltd.	12,200	181,253

S Foods, Inc.	11,900	266,748

Sakata Seed Corp.	5,900	171,791

Showa Sangyo Co. Ltd.(a)	9,300	190,394

Starzen Co. Ltd.	4,600	79,808

Warabeya Nichiyo Holdings Co. Ltd.	6,800	128,777

Yukiguni Maitake Co. Ltd.	16,000	96,391

Total Food Products		7,681,265

Gas Utilities – 0.7%

Hokkaido Gas Co. Ltd.	8,200	130,398

Nippon Gas Co. Ltd.	42,100	625,187

Saibu Gas Holdings Co. Ltd.	15,100	195,296

Shizuoka Gas Co. Ltd.	11,792	80,523

Toho Gas Co. Ltd.(a)	19,100	333,746

Total Gas Utilities		1,365,150

Ground Transportation – 1.0%

Alps Logistics Co. Ltd.(a)	10,800	116,884

Fukuyama Transporting Co. Ltd.	8,011	210,978

Ichinen Holdings Co. Ltd.	12,600	121,335

Maruzen Showa Unyu Co. Ltd.	5,400	136,968

Nikkon Holdings Co. Ltd.(a)	18,360	388,916

Nishi-Nippon Railroad Co. Ltd.(a)	11,300	187,910

Sakai Moving Service Co. Ltd.	9,800	163,788

Seino Holdings Co. Ltd.(a)	39,700	557,489

Sotetsu Holdings, Inc.	10,500	206,939

Total Ground Transportation		2,091,207

Health Care Equipment & Supplies – 1.6%

Eiken Chemical Co. Ltd.	17,170	157,173

Hogy Medical Co. Ltd.	9,200	196,978

Japan Lifeline Co. Ltd.	26,600	207,488

Jeol Ltd.	5,700	170,284

Mani, Inc.	13,300	161,677

Menicon Co. Ltd.	5,600	72,202

Mizuho Medy Co. Ltd.(a)	7,400	146,735

Nagaileben Co. Ltd.	11,626	165,947

Nakanishi, Inc.	17,700	414,552

Nihon Kohden Corp.	13,100	324,109

Nipro Corp.(a)	32,700	264,931

Paramount Bed Holdings Co. Ltd.	16,342	257,902

PHC Holdings Corp.	57,600	589,027

Total Health Care Equipment & Supplies		3,129,005

Health Care Providers & Services – 0.9%

As One Corp.(a)	5,900	215,875

BML, Inc.	12,400	232,336

France Bed Holdings Co. Ltd.	14,800	120,304

H.U. Group Holdings, Inc.(a)	32,900	560,000

Ship Healthcare Holdings, Inc.	12,514	190,236

Solasto Corp.	17,600	73,125

Toho Holdings Co. Ltd.	10,600	227,734

Tokai Corp.	9,400	119,685

Vital KSK Holdings, Inc.	22,300	149,738

Total Health Care Providers & Services		1,889,033

Health Care Technology – 0.0%

EM Systems Co. Ltd.	11,500	56,720

Hotels, Restaurants & Leisure – 1.6%

Create Restaurants Holdings, Inc.	21,400	163,772

Doutor Nichires Holdings Co. Ltd.	11,800	184,245

Food & Life Cos. Ltd.	10,000	168,470

Heiwa Corp.(a)	28,600	411,104

Hiday Hidaka Corp.	6,398	116,277

Ichibanya Co. Ltd.	7,636	278,882

KFC Holdings Japan Ltd.	6,100	122,388

KOMEDA Holdings Co. Ltd.	14,700	285,676

Kura Sushi, Inc.(a)	2,100	47,777

Kyoritsu Maintenance Co. Ltd.(a)	2,000	83,391

MOS Food Services, Inc.(a)	4,400	97,008

Ohsho Food Service Corp.(a)	5,800	268,574

Resorttrust, Inc.	23,308	348,859

Round One Corp.	46,800	175,627

Saizeriya Co. Ltd.(a)	3,900	126,755

St. Marc Holdings Co. Ltd.	11,500	145,884

Tokyotokeiba Co. Ltd.(a)	6,642	178,930

Total Hotels, Restaurants & Leisure		3,203,619

Household Durables – 1.9%

Casio Computer Co. Ltd.(a)	77,800	653,525

Cleanup Corp.	30,800	148,195

ES-Con Japan Ltd.	41,000	256,344

Fuji Corp. Ltd.	23,200	114,115

Hoosiers Holdings Co. Ltd.	21,600	157,486

JVCKenwood Corp.(a)	46,300	211,914

Ki-Star Real Estate Co. Ltd.(a)	9,000	278,640

Pressance Corp.(a)	14,088	172,955

Sangetsu Corp.	36,000	702,751

Tama Home Co. Ltd.	13,900	331,606

Tamron Co. Ltd.(a)	9,966	305,208

Token Corp.	4,000	213,905

Zojirushi Corp.(a)	15,200	181,616

Total Household Durables		3,728,260

Household Products – 0.3%

Earth Corp.(a)	5,700	187,931

Pigeon Corp.	41,000	463,920

Total Household Products		651,851

Independent Power & Renewable Electricity Producers – 0.1%

eRex Co. Ltd.(a)	4,900	25,186

West Holdings Corp.	5,547	119,508

Total Independent Power & Renewable Electricity Producers		144,694

Industrial Conglomerates – 0.5%

Mie Kotsu Group Holdings, Inc.(a)	24,900	95,111

Nisshinbo Holdings, Inc.	59,300	441,894

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2023

Investments	Shares	Value

Noritsu Koki Co. Ltd.	5,100	$113,637

TOKAI Holdings Corp.(a)	57,200	354,949

Total Industrial Conglomerates		1,005,591

Interactive Media & Services – 0.1%

Infocom Corp.	11,700	215,771

IT Services – 1.9%

Comture Corp.	5,400	83,845

Digital Garage, Inc.	4,900	112,957

DTS Corp.	16,082	343,787

Future Corp.	23,500	237,165

I-Net Corp.	14,700	168,844

Ines Corp.	6,000	66,102

Information Services International-Dentsu Ltd.	14,700	563,471

JBCC Holdings, Inc.	9,500	181,310

Mitsubishi Research Institute, Inc.	3,900	126,494

NEC Networks & System Integration Corp.	36,937	486,140

NET One Systems Co. Ltd.	17,700	336,623

NSD Co. Ltd.	28,700	545,440

SB Technology Corp.	4,800	72,599

Simplex Holdings, Inc.	6,300	114,327

TDC Soft, Inc.	10,700	121,323

Uchida Yoko Co. Ltd.	3,600	163,565

Total IT Services		3,723,992

Leisure Products – 1.0%

Furyu Corp.	9,400	97,323

GLOBERIDE, Inc.(a)	6,100	82,573

Mizuno Corp.(a)	9,223	292,960

Roland Corp.	8,300	228,045

Sankyo Co. Ltd.	19,900	914,020

Tomy Co. Ltd.	26,600	385,386

Yonex Co. Ltd.(a)	7,500	80,315

Total Leisure Products		2,080,622

Life Sciences Tools & Services – 0.1%

Shin Nippon Biomedical Laboratories Ltd.(a)	9,000	112,903

Machinery – 5.9%

Aichi Corp.(a)	24,200	162,333

Aida Engineering Ltd.	18,000	120,985

Anest Iwata Corp.	18,900	151,479

Asahi Diamond Industrial Co. Ltd.(a)	21,800	129,434

Bando Chemical Industries Ltd.	24,300	267,223

CKD Corp.	23,741	327,895

DMG Mori Co. Ltd.	40,500	690,176

Fujitec Co. Ltd.(a)	16,761	387,505

Fukushima Galilei Co. Ltd.(a)	2,600	84,590

Furukawa Co. Ltd.	7,900	88,940

Giken Ltd.	5,900	79,471

Glory Ltd.	15,200	303,745

Hitachi Zosen Corp.	25,200	141,684

Hokuetsu Industries Co. Ltd.(a)	13,100	182,597

Hosokawa Micron Corp.	4,900	134,629

Japan Steel Works Ltd.	11,704	217,805

Juki Corp.	12,200	50,525

Kitz Corp.	39,289	272,502

Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	14,080	166,063

Makino Milling Machine Co. Ltd.(a)	5,300	231,925

Max Co. Ltd.	16,600	305,135

Meidensha Corp.	10,500	158,107

METAWATER Co. Ltd.	12,200	152,474

Mitsuboshi Belting Ltd.(a)	26,746	822,678

Morita Holdings Corp.	11,405	121,750

Nachi-Fujikoshi Corp.(a)	9,000	242,453

Nikkiso Co. Ltd.	12,900	87,657

Nikko Co. Ltd.	34,300	151,244

Nippon Thompson Co. Ltd.(a)	26,300	97,639

Nissei ASB Machine Co. Ltd.	3,600	109,767

Nitta Corp.(a)	12,900	287,003

Nitto Kohki Co. Ltd.	9,600	126,349

Noritake Co. Ltd.	6,700	279,270

NTN Corp.(a)	40,600	77,459

Obara Group, Inc.(a)	5,279	136,552

Oiles Corp.(a)	13,000	174,930

OKUMA Corp.(a)	6,670	293,887

Organo Corp.(a)	10,300	289,898

OSG Corp.	27,600	325,892

Ryobi Ltd.(a)	9,000	183,347

Shibaura Machine Co. Ltd.	6,061	167,340

Shibuya Corp.	6,900	116,106

Shinmaywa Industries Ltd.	20,485	175,027

Shinwa Co. Ltd.	7,800	124,037

Sodick Co. Ltd.	25,500	125,086

Star Micronics Co. Ltd.	17,534	220,666

Takeuchi Manufacturing Co. Ltd.	12,800	420,305

Takuma Co. Ltd.	19,200	199,173

Teikoku Electric Manufacturing Co. Ltd.	7,400	125,362

Tocalo Co. Ltd.	32,100	292,982

Torishima Pump Manufacturing Co. Ltd.	15,100	192,462

Tsubakimoto Chain Co.	18,245	473,777

Tsugami Corp.	17,200	133,704

Union Tool Co.(a)	5,900	153,406

YAMABIKO Corp.	22,000	212,297

Total Machinery		11,746,727

Marine Transportation – 0.5%

Iino Kaiun Kaisha Ltd.(a)	73,800	518,789

NS United Kaiun Kaisha Ltd.(a)	16,300	430,370

Total Marine Transportation		949,159

Media – 0.8%

Carta Holdings, Inc.	9,900	84,653

Digital Holdings, Inc.	18,200	121,476

FAN Communications, Inc.	30,300	80,814

Gakken Holdings Co. Ltd.	11,000	64,205

Intage Holdings, Inc.(a)	14,700	220,266

Macromill, Inc.	10,300	50,594

Proto Corp.	13,500	109,646

SKY Perfect JSAT Holdings, Inc.	133,200	623,936

ValueCommerce Co. Ltd.(a)	8,000	68,300

Wowow, Inc.	9,900	75,365

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2023

Investments	Shares	Value

Zenrin Co. Ltd.(a)	18,780	$114,901

Total Media		1,614,156

Metals & Mining – 5.4%

ARE Holdings, Inc.(a)	32,600	414,423

Daido Steel Co. Ltd.(a)	19,000	774,260

Daiki Aluminium Industry Co. Ltd.(a)	19,500	170,662

Dowa Holdings Co. Ltd.	16,800	523,618

Hakudo Co. Ltd.(a)	7,000	106,484

Kobe Steel Ltd.(a)	263,000	3,434,994

Kyoei Steel Ltd.	12,114	161,547

Maruichi Steel Tube Ltd.	34,000	847,579

Mitsubishi Materials Corp.	34,000	551,154

Mitsui Mining & Smelting Co. Ltd.(a)	27,600	701,907

Nakayama Steel Works Ltd.(a)	25,300	153,436

Neturen Co. Ltd.(a)	27,300	183,128

Nippon Denko Co. Ltd.(a)	92,200	187,829

Nippon Light Metal Holdings Co. Ltd.	30,100	339,476

Nippon Yakin Kogyo Co. Ltd.(a)	7,200	224,118

Nittetsu Mining Co. Ltd.(a)	7,300	245,086

Sanyo Special Steel Co. Ltd.	23,600	465,911

Toho Titanium Co. Ltd.(a)	9,400	112,945

Toho Zinc Co. Ltd.	4,600	50,431

Tokyo Steel Manufacturing Co. Ltd.(a)	48,600	548,775

Topy Industries Ltd.(a)	10,400	177,370

UACJ Corp.	18,000	378,757

Total Metals & Mining		10,753,890

Oil, Gas & Consumable Fuels – 1.3%

Cosmo Energy Holdings Co. Ltd.	51,900	1,829,412

Fuji Oil Co. Ltd.	37,600	86,425

Itochu Enex Co. Ltd.	41,681	420,371

Sala Corp.	26,300	134,122

San-Ai Obbli Co. Ltd.	22,216	236,266

Total Oil, Gas & Consumable Fuels		2,706,596

Paper & Forest Products – 0.5%

Daiken Corp.	15,200	305,070

Daio Paper Corp.(a)	30,300	248,532

Hokuetsu Corp.(a)	34,132	248,170

Tokushu Tokai Paper Co. Ltd.	5,800	132,927

Total Paper & Forest Products		934,699

Personal Care Products – 0.4%

Mandom Corp.	11,400	105,425

Milbon Co. Ltd.	4,200	117,113

Noevir Holdings Co. Ltd.	17,800	631,007

Total Personal Care Products		853,545

Pharmaceuticals – 1.6%

Fuji Pharma Co. Ltd.	15,600	121,894

Hisamitsu Pharmaceutical Co., Inc.	17,900	653,384

JCR Pharmaceuticals Co. Ltd.(a)	12,500	125,272

Kaken Pharmaceutical Co. Ltd.	16,100	377,618

Kyorin Pharmaceutical Co. Ltd.	21,385	262,395

Mochida Pharmaceutical Co. Ltd.	14,722	329,019

Sawai Group Holdings Co. Ltd.	12,224	375,014

Seikagaku Corp.	15,000	81,220

Torii Pharmaceutical Co. Ltd.	4,400	114,110

Towa Pharmaceutical Co. Ltd.	13,000	247,499

Tsumura & Co.	21,600	402,399

ZERIA Pharmaceutical Co. Ltd.	13,300	197,773

Total Pharmaceuticals		3,287,597

Professional Services – 2.3%

Altech Corp.	9,860	167,499

Bell System24 Holdings, Inc.	41,000	434,110

Dip Corp.	7,400	182,489

en Japan, Inc.	10,900	170,047

Forum Engineering, Inc.	18,300	161,263

FULLCAST Holdings Co. Ltd.	9,700	122,335

Funai Soken Holdings, Inc.	12,910	225,801

IR Japan Holdings Ltd.	7,500	87,603

JAC Recruitment Co. Ltd.	15,500	264,037

LIKE, Inc.	6,500	66,688

Link & Motivation, Inc.	9,100	26,466

Meitec Corp.	31,200	565,353

Nomura Co. Ltd.	22,500	143,843

Open Up Group, Inc.	18,500	227,492

Quick Co. Ltd.	6,600	93,013

Tanseisha Co. Ltd.	17,200	107,770

TechnoPro Holdings, Inc.	17,400	379,308

TKC Corp.	10,300	251,245

Transcosmos, Inc.(a)	29,000	620,908

Weathernews, Inc.	1,700	71,999

Will Group, Inc.	9,600	69,736

World Holdings Co. Ltd.(a)	4,500	73,218

YAMADA Consulting Group Co. Ltd.	10,900	118,039

Total Professional Services		4,630,262

Real Estate Management & Development – 1.8%

Arealink Co. Ltd.	6,800	134,154

Dear Life Co. Ltd.(a)	35,900	192,461

Goldcrest Co. Ltd.(a)	17,800	264,450

Good Com Asset Co. Ltd.	16,400	114,957

Grandy House Corp.	33,200	142,167

Heiwa Real Estate Co. Ltd.	13,168	351,205

Ichigo, Inc.	99,900	218,244

JINUSHI Co. Ltd.	8,000	102,825

Katitas Co. Ltd.(a)	9,800	143,035

Keihanshin Building Co. Ltd.	16,200	149,054

Loadstar Capital KK	6,800	84,576

Mirarth Holdings, Inc.	72,900	231,560

Nisshin Group Holdings Co. Ltd.	45,500	164,651

SAMTY Co. Ltd.	17,300	274,991

Star Mica Holdings Co. Ltd.	15,100	63,648

Starts Corp., Inc.(a)	22,800	446,298

Sun Frontier Fudousan Co. Ltd.	28,100	283,589

Tosei Corp.	16,700	216,101

Total Real Estate Management & Development		3,577,966

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2023

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 1.8%

Ferrotec Holdings Corp.	9,000	$172,491

Furuya Metal Co. Ltd.	2,100	145,371

Japan Material Co. Ltd.(a)	9,200	141,429

Micronics Japan Co. Ltd.(a)	17,200	244,241

Mimasu Semiconductor Industry Co. Ltd.	6,827	127,230

Mitsui High-Tec, Inc.(a)	3,700	192,407

Optorun Co. Ltd.	8,200	101,054

Rorze Corp.	1,500	103,837

Shibaura Mechatronics Corp.(a)	4,800	226,772

Shindengen Electric Manufacturing Co. Ltd.	3,700	75,748

Tokyo Seimitsu Co. Ltd.	27,600	1,385,318

Towa Corp.	5,800	161,494

Ulvac, Inc.	9,900	357,919

Yamaichi Electronics Co. Ltd.	18,200	210,021

Total Semiconductors & Semiconductor Equipment		3,645,332

Software – 0.8%

Computer Engineering & Consulting Ltd.	13,000	139,125

Cresco Ltd.	9,000	106,752

Cybernet Systems Co. Ltd.	9,000	46,862

Digital Arts, Inc.(a)	1,600	49,590

Fuji Soft, Inc.	12,000	389,211

Fukui Computer Holdings, Inc.	3,900	69,650

Justsystems Corp.	3,600	72,350

Miroku Jyoho Service Co. Ltd.	12,000	132,444

SRA Holdings	7,600	177,490

Systena Corp.(a)	73,600	132,675

UNITED, Inc.	20,600	131,696

WingArc1st, Inc.	9,400	160,693

Total Software		1,608,538

Specialty Retail – 3.6%

Adastria Co. Ltd.	12,500	241,330

Alpen Co. Ltd.	9,700	125,715

AOKI Holdings, Inc.	14,900	100,948

Aoyama Trading Co. Ltd.	9,900	110,859

ARCLANDS Corp.	22,536	241,028

Asahi Co. Ltd.	12,600	106,896

Autobacs Seven Co. Ltd.	44,500	471,764

Bic Camera, Inc.(a)	20,400	150,787

Chiyoda Co. Ltd.	16,391	100,724

DCM Holdings Co. Ltd.(a)	41,745	339,611

EDION Corp.(a)	52,739	522,354

Honeys Holdings Co. Ltd.(a)	14,800	155,414

IDOM, Inc.	24,000	117,246

Joshin Denki Co. Ltd.	8,200	129,244

Joyful Honda Co. Ltd.(a)	22,600	266,248

K’s Holdings Corp.(a)	111,500	1,025,150

Keiyo Co. Ltd.(a)	13,300	73,173

Kohnan Shoji Co. Ltd.	7,900	206,467

Kojima Co. Ltd.(a)	18,100	77,385

Komeri Co. Ltd.(a)	12,737	268,866

Nafco Co. Ltd.	5,800	74,703

Nextage Co. Ltd.(a)	5,900	90,225

Nishimatsuya Chain Co. Ltd.(a)	11,100	121,098

Nojima Corp.	19,000	166,413

PAL GROUP Holdings Co. Ltd.	31,200	405,198

Sanrio Co. Ltd.	5,600	266,443

Scroll Corp.	44,100	293,458

T-Gaia Corp.	20,500	242,469

VT Holdings Co. Ltd.	74,300	254,430

World Co. Ltd.	10,000	109,901

Xebio Holdings Co. Ltd.	21,300	142,737

Yellow Hat Ltd.	21,700	275,858

Total Specialty Retail		7,274,142

Technology Hardware, Storage & Peripherals – 0.7%

Eizo Corp.	6,700	227,636

Elecom Co. Ltd.	23,300	272,152

MCJ Co. Ltd.	30,900	232,333

Riso Kagaku Corp.	9,300	145,584

Roland DG Corp.	7,100	161,769

Toshiba TEC Corp.	5,000	114,425

Wacom Co. Ltd.	45,711	181,649

Total Technology Hardware, Storage & Peripherals		1,335,548

Textiles, Apparel & Luxury Goods – 1.1%

Baroque Japan Ltd.	24,600	135,014

Descente Ltd.(a)	5,000	143,575

Fujibo Holdings, Inc.	5,500	132,501

Gunze Ltd.	6,583	198,957

Japan Wool Textile Co. Ltd.	22,725	204,978

Kurabo Industries Ltd.	11,876	194,186

Morito Co. Ltd.	17,200	156,065

Onward Holdings Co. Ltd.(a)	85,233	298,151

Seiko Group Corp.(a)	11,000	192,836

Wacoal Holdings Corp.	16,900	382,791

Yondoshi Holdings, Inc.	12,000	151,664

Total Textiles, Apparel & Luxury Goods		2,190,718

Trading Companies & Distributors – 2.7%

Advan Group Co. Ltd.	15,400	108,876

Alconix Corp.(a)	10,900	98,902

Chori Co. Ltd.	12,000	240,925

Daiichi Jitsugyo Co. Ltd.	9,300	116,044

Hanwa Co. Ltd.	9,422	299,597

Inaba Denki Sangyo Co. Ltd.	23,988	520,028

Inabata & Co. Ltd.	23,941	502,163

JK Holdings Co. Ltd.	12,100	78,491

Kamei Corp.	13,000	127,191

Kanamoto Co. Ltd.	11,028	194,066

Kanematsu Corp.	29,300	406,047

KPP Group Holdings Co. Ltd.	19,200	88,264

MARUKA FURUSATO Corp.	5,500	98,961

Mitsui Matsushima Holdings Co. Ltd.(a)	7,100	131,081

Nagase & Co. Ltd.	24,804	390,697

Nichiden Corp.	9,800	163,591

Nishio Holdings Co. Ltd.	11,000	260,211

Onoken Co. Ltd.(a)	13,500	155,694

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2023

Investments	Shares	Value

Shinsho Corp.	7,100	$275,483

Totech Corp.	7,700	268,836

Trusco Nakayama Corp.	8,400	137,913

Wakita & Co. Ltd.(a)	16,100	151,371

Yamazen Corp.	33,706	265,627

Yuasa Trading Co. Ltd.	9,900	274,327

Total Trading Companies & Distributors		5,354,386

Transportation Infrastructure – 0.4%

Mitsubishi Logistics Corp.	22,600	601,556

Nissin Corp.(a)	9,000	161,334

Total Transportation Infrastructure		762,890

Wireless Telecommunication Services – 0.2%

Okinawa Cellular Telephone Co.	20,900	450,982
TOTAL COMMON STOCKS (Cost: $208,642,235)		197,235,235

EXCHANGE-TRADED FUND – 0.4%

United States – 0.4%

WisdomTree Japan Hedged Equity Fund(b) (Cost: $665,966)	8,386	740,065

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.9%

United States – 10.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $21,790,518)	21,790,518	21,790,518

TOTAL INVESTMENTS IN SECURITIES – 109.7% (Cost: $231,098,719)		219,765,818

Other Assets less Liabilities – (9.7)%		(19,368,203)

NET ASSETS – 100.0%		$200,397,615

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2023 (See Note 2). At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,376,373 and the total market value of the collateral held by the Fund was $46,903,311. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,112,793.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 3/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree Japan Hedged Equity Fund	$237,973	$1,326,102	$911,014	$24,348	$62,656	$740,065	$11,693

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Automobile Components	$10,450,918	$254,274	$—	$10,705,192
Other	186,530,043	—	—	186,530,043
Exchange-Traded Fund	740,065	—	—	740,065
Investment of Cash Collateral for Securities Loaned	—	21,790,518	—	21,790,518
Total Investments in Securities	$197,721,026	$22,044,792	$—	$219,765,818

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2023

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
ASSETS:

Investments, at cost	$67,487,323	$221,744,596	$78,729,660	$519,423,958	$384,794,730

Investment in affiliates, at cost (Note 3)	—	588,027	—	—	335,301

Foreign currency, at cost	15,145	226,964	135,152	371,814	551,623
Investments in securities, at value[1,2] (Note 2)	70,766,509	198,573,211	74,601,341	582,572,905	390,220,073

Investment in affiliates, at value (Note 3)	—	583,960	—	—	345,800

Cash	7,024	63,313	156,930	8,679	56,436

Foreign currency, at value	15,117	228,163	135,250	372,852	552,463

Unrealized appreciation on foreign currency contracts	—	—	—	—	224

Receivables:

Investment securities sold[3]	31,616	770,705	—	74,761	21,894,445

Dividends	119,390	472,364	368,371	1,891,521	1,302,763

Securities lending income	228	34,931	804	45,917	43,239

Foreign tax reclaims	354,935	1,224,236	343,210	2,272,089	1,058,353

Other (Note 6)	4,816	450,836	14,228	51,615	14,276
Total Assets	71,299,635	202,401,719	75,620,134	587,290,339	415,488,072
LIABILITIES:

Unrealized depreciation on foreign currency contracts	142	19	—	—	31

Payables:

Cash collateral received for securities loaned (Note 2)	1,109,418	11,862,323	3,807,872	29,986,152	29,197,912

Investment securities purchased	—	—	—	—	324,612

Capital shares redeemed	—	—	—	—	21,790,783

Due to broker	—	11	—	—	—

Advisory fees (Note 3)	34,221	93,156	34,916	226,188	188,633

Service fees (Note 2)	260	710	266	2,073	1,434

Other (Note 6)	1,445	613,563	4,268	15,485	4,283
Total Liabilities	1,145,486	12,569,782	3,847,322	30,229,898	51,507,688
NET ASSETS	$70,154,149	$189,831,937	$71,772,812	$557,060,441	$363,980,384
NET ASSETS:

Paid-in capital	$81,556,948	$512,468,750	$145,772,505	$688,566,783	$443,431,588

Total distributable earnings (loss)	(11,402,799)	(322,636,813)	(73,999,693)	(131,506,342)	(79,451,204)
NET ASSETS	$70,154,149	$189,831,937	$71,772,812	$557,060,441	$363,980,384
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,450,000	3,600,000	1,900,000	11,450,000	10,000,000
Net asset value per share	$28.63	$52.73	$37.78	$48.65	$36.40
[1] Includes market value of securities out on loan of:	$1,934,053	$16,511,178	$4,216,138	$41,617,322	$39,072,896
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	—	—	$1,362

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2023

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$447,846,319	$142,073,795	$39,199,140	$847,826,731	$1,159,059,783

Investment in affiliates, at cost (Note 3)	853,330	—	—	—	360,165

Foreign currency, at cost	223,466	79,857	6,196	14,676	520,762
Investments in securities, at value[1,2] (Note 2)	520,058,925	142,670,067	40,280,752	860,352,114	1,120,816,991

Investment in affiliates, at value (Note 3)	834,951	—	—	—	425,134

Cash	2,422,328	6,626	20,025	164,947	754,936

Foreign currency, at value	223,745	80,142	6,195	14,600	520,293

Unrealized appreciation on foreign currency contracts	9	—	582,976	—	427

Receivables:

Investment securities sold	—	26,635	—	—	1,123,037

Capital shares sold	36,102	—	—	—	—

Dividends	1,425,025	531,355	112,573	1,739,373	6,962,604

Securities lending income	36,729	3,815	494	4,088	80,430

Interest	—	47	—	—	890

Foreign tax reclaims	2,088,085	304,086	99,853	1,497,192	3,096,756

Other (Note 6)	21,345	24,298	5,956	24,106	597,168
Total Assets	527,147,244	143,647,071	41,108,824	863,796,420	1,134,378,666
LIABILITIES:

Unrealized depreciation on foreign currency contracts	31	—	52,418	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	23,699,794	11,573,128	1,283,356	18,481,616	64,166,542

Investment securities purchased	2,267,535	—	350,630	—	—

Advisory fees (Note 3)	198,898	64,289	12,477	295,635	523,397

Service fees (Note 2)	1,825	488	144	3,097	3,982

Other (Note 6)	6,403	7,286	1,787	7,232	179,151
Total Liabilities	26,174,486	11,645,191	1,700,812	18,787,580	64,873,072
NET ASSETS	$500,972,758	$132,001,880	$39,408,012	$845,008,840	$1,069,505,594
NET ASSETS:

Paid-in capital	$552,526,429	$176,126,433	$41,460,549	$900,985,455	$1,499,078,390

Total distributable earnings (loss)	(51,553,671)	(44,124,553)	(2,052,537)	(55,976,615)	(429,572,796)
NET ASSETS	$500,972,758	$132,001,880	$39,408,012	$845,008,840	$1,069,505,594
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	10,950,000	2,350,000	1,600,000	26,350,000	18,500,000
Net asset value per share	$45.75	$56.17	$24.63	$32.07	$57.81
[1] Includes market value of securities out on loan of:	$28,525,422	$20,268,095	$3,381,058	$35,770,452	$125,096,831
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2023

WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$230,432,753

Investment in affiliates, at cost (Note 3)	665,966

Foreign currency, at cost	20,129

Investments in securities, at value[1,2] (Note 2)	219,025,753

Investment in affiliates, at value (Note 3)	740,065

Cash	128,688

Foreign currency, at value	20,153

Receivables:

Dividends	2,133,604

Securities lending income	10,224

Foreign tax reclaims	225,279
Total Assets	222,283,766
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	21,790,518

Advisory fees (Note 3)	94,912

Service fees (Note 2)	721
Total Liabilities	21,886,151
NET ASSETS	$200,397,615
NET ASSETS:

Paid-in capital	$330,633,643

Total distributable earnings (loss)	(130,236,028)
NET ASSETS	$200,397,615
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,900,000
Net asset value per share	$69.10
[1] Includes market value of securities out on loan of:	$44,376,373
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2023

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:

Dividends	$1,391,810	$8,214,847	$2,446,586	$17,195,068	$16,813,610

Dividends from affiliates (Note 3)	—	54,037	—	—	119,617

Interest	400	38,592	1,355	2,921	2,239

Non-cash dividends	2,981	190,583	—	79,878	43,537

Securities lending income, net (Note 2)	8,295	311,989	21,622	479,837	629,576

Less: Foreign withholding taxes on dividends	(153,314)	(900,682)	(207,635)	(1,661,521)	(1,532,323)
Total investment income	1,250,172	7,909,366	2,261,928	16,096,183	16,076,256
EXPENSES:

Advisory fees (Note 3)	206,603	645,809	217,759	1,390,378	1,218,035

Service fees (Note 2)	1,567	4,899	1,652	12,745	9,240
Total expenses	208,170	650,708	219,411	1,403,123	1,227,275
Expense waivers (Note 3)	—	(2,295)	—	—	(2,349)
Net expenses	208,170	648,413	219,411	1,403,123	1,224,926
Net investment income	1,042,002	7,260,953	2,042,517	14,693,060	14,851,330
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(235,561)	(2,228,040)	(244,892)	(540,345)	(2,051,975)

Investment transactions in affiliates (Note 3)	—	(147,990)	—	—	(37,207)

In-kind redemptions	—	5,485,819	323,754	5,804,430	11,080,019

Foreign currency contracts	2,272	14,179	25,735	(27,156)	14,021

Foreign currency related transactions	(461)	(23,177)	(42,531)	(119,213)	(88,805)
Net realized gain (loss)	(233,750)	3,100,791	62,066	5,117,716	8,916,053
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(3,421,183)	(23,400,858)	(1,675,443)	(17,434,238)	(21,168,826)

Investment transactions in affiliates (Note 3)	—	(6,413)	—	—	(149,707)

Foreign currency contracts	(142)	554	(113)	—	359

Translation of assets and liabilities denominated in foreign currencies	(6,713)	(13,046)	(12,247)	(47,399)	(41,054)
Net decrease in unrealized appreciation/depreciation	(3,428,038)	(23,419,763)	(1,687,803)	(17,481,637)	(21,359,228)
Net realized and unrealized loss on investments	(3,661,788)	(20,318,972)	(1,625,737)	(12,363,921)	(12,443,175)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,619,786)	$(13,058,019)	$416,780	$2,329,139	$2,408,155

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2023

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$14,940,948	$3,984,729	$1,087,437	$11,341,784	$35,660,608

Dividends from affiliates (Note 3)	25,364	—	—	—	184,889

Interest	3,172	608	220	4,869	40,356

Non-cash dividends	56,740	20,028	—	—	314,810

Securities lending income, net (Note 2)	487,131	50,015	10,442	64,265	647,891

Less: Foreign withholding taxes on dividends	(1,329,885)	(399,809)	(89,233)	(1,098,909)	(3,422,482)
Total investment income	14,183,470	3,655,571	1,008,866	10,312,009	33,426,072
EXPENSES:

Advisory fees (Note 3)	1,208,510	386,919	76,575	1,690,922	3,330,311

Service fees (Note 2)	11,078	2,936	887	17,714	25,265
Total expenses	1,219,588	389,855	77,462	1,708,636	3,355,576
Expense waivers (Note 3)	(913)	—	—	—	(9,819)
Net expenses	1,218,675	389,855	77,462	1,708,636	3,345,757
Net investment income	12,964,795	3,265,716	931,404	8,603,373	30,080,315
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	185,734	(439,902)	249,771	130,319	(6,152,333)

Investment transactions in affiliates (Note 3)	16,165	—	—	—	(50,153)

In-kind redemptions	—	—	—	—	10,459,345

Futures contracts	—	—	(686)	—	—

Foreign currency contracts	(1,831)	(1,104)	(42,362)	(27,820)	(25,955)

Foreign currency related transactions	(67,251)	(47,420)	13,179	36,752	(484,829)
Net realized gain (loss)	132,817	(488,426)	219,902	139,251	3,746,075
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(9,459,734)	(3,672,460)	(1,503,380)	(46,713,255)	(56,360,058)

Investment transactions in affiliates (Note 3)	(37,983)	—	—	—	(411,029)

Foreign currency contracts	(22)	102	774,345	—	436

Translation of assets and liabilities denominated in foreign currencies	(55,003)	(5,431)	(2,109)	(49,098)	(74,390)
Net decrease in unrealized appreciation/depreciation	(9,552,742)	(3,677,789)	(731,144)	(46,762,353)	(56,845,041)
Net realized and unrealized loss on investments	(9,419,925)	(4,166,215)	(511,242)	(46,623,102)	(53,098,966)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,544,870	$(900,499)	$420,162	$(38,019,729)	$(23,018,651)

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2023

WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$2,950,241

Dividends from affiliates (Note 3)	11,693

Interest	267

Securities lending income, net (Note 2)	34,473

Less: Foreign withholding taxes on dividends	(296,380)
Total investment income	2,700,294
EXPENSES:

Advisory fees (Note 3)	545,078

Service fees (Note 2)	4,135
Total expenses	549,213
Expense waivers (Note 3)	(526)
Net expenses	548,687
Net investment income	2,151,607
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(155,202)

Investment transactions in affiliates (Note 3)	24,348

In-kind redemptions	1,081,574

Foreign currency contracts	(3,223)

Foreign currency related transactions	(194,372)
Net realized gain	753,125
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	5,605,109

Investment transactions in affiliates (Note 3)	62,656

Translation of assets and liabilities denominated in foreign currencies	(25,836)
Net increase in unrealized appreciation/depreciation	5,641,929
Net realized and unrealized gain on investments	6,395,054
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,546,661

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree International AI Enhanced Value Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,042,002	$1,632,953	$7,260,953	$13,431,740	$2,042,517	$3,709,293

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(233,750)	(7,730,499)	3,100,791	(51,114,324)	62,066	(13,490,823)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,428,038)	3,014,323	(23,419,763)	3,760,195	(1,687,803)	6,533,136
Net increase (decrease) in net assets resulting from operations	(2,619,786)	(3,083,223)	(13,058,019)	(33,922,389)	416,780	(3,248,394)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,018,000)	(1,667,670)	(7,555,500)	(14,405,217)	(2,450,250)	(4,170,635)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,551,237	18,424,119	—	50,584,868	1,911,224	—

Cost of shares redeemed	—	(16,778,882)	(40,351,862)	(47,265,636)	(5,889,662)	(36,378,090)
Net increase (decrease) in net assets resulting from capital share transactions	4,551,237	1,645,237	(40,351,862)	3,319,232	(3,978,438)	(36,378,090)
Net Increase (Decrease) in Net Assets	913,451	(3,105,656)	(60,965,381)	(45,008,374)	(6,011,908)	(43,797,119)
NET ASSETS:

Beginning of period	$69,240,698	$72,346,354	$250,797,318	$295,805,692	$77,784,720	$121,581,839

End of period	$70,154,149	$69,240,698	$189,831,937	$250,797,318	$71,772,812	$77,784,720
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,300,000	2,300,000	4,300,000	4,350,000	2,000,000	3,000,000

Shares created	150,000	650,000	—	850,000	50,000	—

Shares redeemed	—	(650,000)	(700,000)	(900,000)	(150,000)	(1,000,000)
Shares outstanding, end of period	2,450,000	2,300,000	3,600,000	4,300,000	1,900,000	2,000,000

See Notes to Financial Statements.

WisdomTree Trust	89

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$14,693,060	$25,509,784	$14,851,330	$14,495,358	$12,964,795	$17,714,031

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	5,117,716	(23,381,839)	8,916,053	(13,383,670)	132,817	(17,772,367)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(17,481,637)	(24,797,741)	(21,359,228)	11,402,305	(9,552,742)	15,832,146
Net increase (decrease) in net assets resulting from operations	2,329,139	(22,669,796)	2,408,155	12,513,993	3,544,870	15,773,810
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(15,392,500)	(26,843,795)	(15,284,500)	(14,557,836)	(12,957,750)	(18,097,424)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	22,667,868	43,192,061	19,182,859	213,596,432	18,551,230	112,351,029

Cost of shares redeemed	(22,696,997)	(57,953,886)	(55,512,909)	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(29,129)	(14,761,825)	(36,330,050)	213,596,432	18,551,230	112,351,029
Net Increase (Decrease) in Net Assets	(13,092,490)	(64,275,416)	(49,206,395)	211,552,589	9,138,350	110,027,415
NET ASSETS:

Beginning of period	$570,152,931	$634,428,347	$413,186,779	$201,634,190	$491,834,408	$381,806,993

End of period	$557,060,441	$570,152,931	$363,980,384	$413,186,779	$500,972,758	$491,834,408
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	11,450,000	11,950,000	11,000,000	5,050,000	10,550,000	7,800,000

Shares created	450,000	900,000	500,000	5,950,000	400,000	2,750,000

Shares redeemed	(450,000)	(1,400,000)	(1,500,000)	—	—	—
Shares outstanding, end of period	11,450,000	11,450,000	10,000,000	11,000,000	10,950,000	10,550,000

See Notes to Financial Statements.

90	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,265,716	$5,069,979	$931,404	$1,316,274	$8,603,373	$13,253,119

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(488,426)	(13,885,400)	219,902	(539,077)	139,251	(58,788,022)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,677,789)	718,605	(731,144)	413,640	(46,762,353)	52,354,050
Net increase (decrease) in net assets resulting from operations	(900,499)	(8,096,816)	420,162	1,190,837	(38,019,729)	6,819,147
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,959,250)	(5,553,560)	(1,008,000)	(1,277,796)	(8,230,000)	(13,540,674)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	8,686,299	11,005,333	—	9,671,353	225,342,745	330,148,196

Cost of shares redeemed	—	(5,032,369)	—	(2,474,953)	—	(31,250,555)
Net increase in net assets resulting from capital share transactions	8,686,299	5,972,964	—	7,196,400	225,342,745	298,897,641
Net Increase (Decrease) in Net Assets	3,826,550	(7,677,412)	(587,838)	7,109,441	179,093,016	292,176,114
NET ASSETS:

Beginning of period	$128,175,330	$135,852,742	$39,995,850	$32,886,409	$665,915,824	$373,739,710

End of period	$132,001,880	$128,175,330	$39,408,012	$39,995,850	$845,008,840	$665,915,824
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,200,000	2,100,000	1,600,000	1,300,000	19,750,000	10,150,000

Shares created	150,000	200,000	—	400,000	6,600,000	10,650,000

Shares redeemed	—	(100,000)	—	(100,000)	—	(1,050,000)
Shares outstanding, end of period	2,350,000	2,200,000	1,600,000	1,600,000	26,350,000	19,750,000

See Notes to Financial Statements.

WisdomTree Trust	91

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund

	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$30,080,315	$56,124,574	$2,151,607	$4,558,221

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	3,746,075	(165,290,057)	753,125	(26,812,312)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(56,845,041)	8,194,398	5,641,929	25,168,900
Net increase (decrease) in net assets resulting from operations	(23,018,651)	(100,971,085)	8,546,661	2,914,809
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(31,481,750)	(62,885,580)	(1,290,548)	(7,163,312)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	36,161,923	17,284,142	15,564,306

Cost of shares redeemed	(69,786,640)	(8,875,297)	(6,639,360)	(41,967,436)
Net increase (decrease) in net assets resulting from capital share transactions	(69,786,640)	27,286,626	10,644,782	(26,403,130)
Net Increase (Decrease) in Net Assets	(124,287,041)	(136,570,039)	17,900,895	(30,651,633)
NET ASSETS:

Beginning of period	$1,193,792,635	$1,330,362,674	$182,496,720	$213,148,353

End of period	$1,069,505,594	$1,193,792,635	$200,397,615	$182,496,720
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	19,650,000	19,200,000	2,750,000	3,200,000

Shares created	—	600,000	250,000	250,000

Shares redeemed	(1,150,000)	(150,000)	(100,000)	(700,000)
Shares outstanding, end of period	18,500,000	19,650,000	2,900,000	2,750,000

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019
Net asset value, beginning of period	$30.10	$31.45	$31.24	$22.13	$25.06	$26.24
Investment operations:

Net investment income[1]	0.44	0.72	1.08	0.66	0.62	0.61

Net realized and unrealized gain (loss)	(1.47)	(1.35)	0.21 [2]	9.10	(2.93)	(1.05)
Total from investment operations	(1.03)	(0.63)	1.29	9.76	(2.31)	(0.44)
Dividends to shareholders:

Net investment income	(0.44)	(0.72)	(1.08)	(0.65)	(0.62)	(0.74)
Net asset value, end of period	$28.63	$30.10	$31.45	$31.24	$22.13	$25.06

TOTAL RETURN[3]	(3.48)%	(1.64)%	4.02%	44.43%	(9.46)%	(1.62)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$70,154	$69,241	$72,346	$46,856	$25,450	$41,342

Ratios to average net assets of:

Expenses	0.58%[4]	0.59%[5]	0.59%[5]	0.58%	0.58%	0.58%

Net investment income	2.93%[4]	2.63%	3.26%	2.37%	2.42%	2.41%
Portfolio turnover rate[6]	1%	43%	53%	61%	43%	42%

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$58.32	$68.00	$69.71	$41.06	$58.54	$69.55
Investment operations:

Net investment income[1]	1.86	3.42	2.03	1.31	2.43	2.57

Net realized and unrealized gain (loss)	(5.38)	(9.57)	(1.79)	28.62	(17.41)	(10.87)
Total from investment operations	(3.52)	(6.15)	0.24	29.93	(14.98)	(8.30)
Dividends to shareholders:

Net investment income	(2.07)	(3.53)	(1.95)	(1.28)	(2.50)	(2.71)
Net asset value, end of period	$52.73	$58.32	$68.00	$69.71	$41.06	$58.54

TOTAL RETURN[3]	(6.11)%	(8.50)%	0.18%	73.76%	(26.54)%	(12.19)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$189,832	$250,797	$295,806	$310,227	$320,231	$667,402

Ratios to average net assets[7] of:

Expenses[8]	0.58%[4]	0.65%[5]	0.73%[5]	0.58%	0.58%	0.58%

Net investment income	6.52%[4]	6.00%	2.77%	2.39%	4.15%	4.06%
Portfolio turnover rate[6]	6%	46%	68%	92%	50%	52%

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	93

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International AI Enhanced Value Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]
Net asset value, beginning of period	$38.89	$40.53	$42.46	$31.66	$41.19	$43.18
Investment operations:

Net investment income[2]	1.07	1.56	2.14	1.64	1.69	1.74

Net realized and unrealized gain (loss)	(0.86)	(1.46)	(1.98)	10.78	(9.52)	(1.98)
Total from investment operations	0.21	0.10	0.16	12.42	(7.83)	(0.24)
Dividends to shareholders:

Net investment income	(1.32)	(1.74)	(2.09)	(1.62)	(1.70)	(1.75)
Net asset value, end of period	$37.78	$38.89	$40.53	$42.46	$31.66	$41.19

TOTAL RETURN[3]	0.50%	0.80%	0.30%	39.87%	(19.77)%	(0.49)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$71,773	$77,785	$121,582	$144,348	$106,061	$179,189

Ratios to average net assets of:

Expenses	0.58%[4]	0.59%[5]	0.58%[6,7,8]	0.58%[7,8]	0.58%[7,8]	0.58%[7,8]

Net investment income	5.44%[4]	4.25%	5.03%[8]	4.34%[8]	4.17%[8]	4.17%[8]
Portfolio turnover rate[9]	71%	148%[10]	99%[10,11]	61%	45%	41%

WisdomTree International Equity Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$49.80	$53.09	$52.63	$39.65	$50.59	$54.63
Investment operations:

Net investment income[2]	1.27	2.11	1.94	1.47	1.69	1.86

Net realized and unrealized gain (loss)	(1.08)	(3.19)	0.50	12.99	(10.88)	(3.98)
Total from investment operations	0.19	(1.08)	2.44	14.46	(9.19)	(2.12)
Dividends to shareholders:

Net investment income	(1.34)	(2.21)	(1.98)	(1.48)	(1.75)	(1.92)
Net asset value, end of period	$48.65	$49.80	$53.09	$52.63	$39.65	$50.59

TOTAL RETURN[3]	0.38%	(1.55)%	4.62%	36.92%	(18.80)%	(3.89)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$557,060	$570,153	$634,428	$602,625	$580,910	$837,260

Ratios to average net assets of:

Expenses	0.48%[4]	0.49%[12]	0.49%[7,8,12]	0.48%[7,8]	0.48%[7,8]	0.48%[7,8]

Net investment income	5.07%[4]	4.49%	3.58%[8]	3.13%[8]	3.36%[8]	3.59%[8]
Portfolio turnover rate[9]	1%	24%	31%	47%	23%	15%

[1]

The information reflects the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree International AI Enhanced Value Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[9]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

[11]	On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

[12]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

94	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$37.56	$39.93	$39.29	$29.53	$40.30	$43.25
Investment operations:

Net investment income[1]	1.33	2.11	1.90	1.54	1.65	1.78

Net realized and unrealized gain (loss)	(1.13)	(2.37)	0.63	9.73	(10.75)	(2.89)
Total from investment operations	0.20	(0.26)	2.53	11.27	(9.10)	(1.11)
Dividends to shareholders:

Net investment income	(1.36)	(2.11)	(1.89)	(1.51)	(1.67)	(1.84)
Net asset value, end of period	$36.40	$37.56	$39.93	$39.29	$29.53	$40.30

TOTAL RETURN[2]	0.57%	0.01%	6.61%	38.88%	(23.48)%	(2.53)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$363,980	$413,187	$201,634	$182,685	$174,236	$251,852

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.58%[6]	0.59%[7]	0.58%	0.58%	0.58%

Net investment income	7.07%[5]	5.89%	4.80%	4.43%	4.18%	4.32%
Portfolio turnover rate[8]	4%	36%	40%	57%	34%	24%

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$46.62	$48.95	$47.34	$36.81	$46.37	$49.48
Investment operations:

Net investment income[1]	1.21	1.94	1.79	1.42	1.56	1.81

Net realized and unrealized gain (loss)	(0.86)	(2.23)	1.63	10.55	(9.52)	(3.09)
Total from investment operations	0.35	(0.29)	3.42	11.97	(7.96)	(1.28)
Dividends to shareholders:

Net investment income	(1.22)	(2.04)	(1.81)	(1.44)	(1.60)	(1.83)
Net asset value, end of period	$45.75	$46.62	$48.95	$47.34	$36.81	$46.37

TOTAL RETURN[2]	0.73%	(0.05)%	7.27%	32.91%	(17.78)%	(2.55)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$500,973	$491,834	$381,807	$352,717	$327,622	$389,510

Ratios to average net assets[3] of:

Expenses[4]	0.48%[5]	0.49%[9]	0.49%[9]	0.48%	0.48%	0.48%

Net investment income	5.15%[5]	4.43%	3.63%	3.33%	3.38%	3.83%
Portfolio turnover rate[8]	1%	23%	30%	38%	14%	14%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Trust	95

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$58.26	$64.69	$67.16	$47.06	$61.98	$68.12
Investment operations:

Net investment income[1]	1.43	2.31	2.54	1.51	2.03	2.00

Net realized and unrealized gain (loss)	(1.77)	(6.20)	(2.53)	20.12	(14.87)	(6.17)
Total from investment operations	(0.34)	(3.89)	0.01	21.63	(12.84)	(4.17)
Dividends to shareholders:

Net investment income	(1.75)	(2.54)	(2.48)	(1.53)	(2.08)	(1.97)
Net asset value, end of period	$56.17	$58.26	$64.69	$67.16	$47.06	$61.98

TOTAL RETURN[2]	(0.59)%	(5.68)%	(0.13)%	46.54%	(21.43)%	(6.16)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$132,002	$128,175	$135,853	$144,404	$169,413	$278,924

Ratios to average net assets of:

Expenses	0.58%[3]	0.59%[4]	0.59%[4]	0.58%	0.58%	0.58%[5,6]

Net investment income	4.90%[3]	4.10%	3.75%	2.63%	3.30%	3.12%[5]
Portfolio turnover rate[7]	2%	39%	44%	62%	33%	28%

WisdomTree International Multifactor Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$25.00	$25.30	$25.43	$20.88	$24.72	$24.75
Investment operations:

Net investment income[1]	0.58	0.95	0.79	0.59	0.75	0.55

Net realized and unrealized gain (loss)	(0.32)	(0.33)	0.00 [8]	4.53	(3.88)	(0.27)
Total from investment operations	0.26	0.62	0.79	5.12	(3.13)	0.28
Dividends to shareholders:

Net investment income	(0.63)	(0.92)	(0.92)	(0.57)	(0.71)	(0.31)
Net asset value, end of period	$24.63	$25.00	$25.30	$25.43	$20.88	$24.72

TOTAL RETURN[2]	1.04%	2.76%	3.03%	24.70%	(13.08)%	1.18%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$39,408	$39,996	$32,886	$38,138	$33,408	$19,778

Ratios to average net assets of:

Expenses	0.38%[3]	0.39%[9]	0.39%[9]	0.38%	0.38%[5,6]	0.38%[3]

Net investment income	4.62%[3]	3.98%	3.01%	2.47%	3.04%[5]	3.61%[3]
Portfolio turnover rate[7]	65%	118%	105%	123%	132%	114%

*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Amount represents less than $0.005.

[9]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

96	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019
Net asset value, beginning of period	$33.72	$36.82	$36.95	$25.87	$28.62	$30.50
Investment operations:

Net investment income[1]	0.36	1.06	1.22	0.91	0.70	0.58

Net realized and unrealized gain (loss)	(1.67)	(3.03)	(0.27)[2]	10.98	(2.77)	(1.95)
Total from investment operations	(1.31)	(1.97)	0.95	11.89	(2.07)	(1.37)
Dividends to shareholders:

Net investment income	(0.34)	(1.13)	(1.08)	(0.81)	(0.68)	(0.51)
Net asset value, end of period	$32.07	$33.72	$36.82	$36.95	$25.87	$28.62

TOTAL RETURN[3]	(3.92)%	(4.85)%	2.46%	46.22%	(7.43)%	(4.43)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$845,009	$665,916	$373,740	$190,307	$68,551	$71,541

Ratios to average net assets of:

Expenses, net of expense waivers	0.42%[4]	0.43%[5]	0.42%	0.41%[6]	0.38%[7]	0.38%[7]

Expenses, prior to expense waivers	0.42%[4]	0.43%[5]	0.42%	0.44%	0.48%	0.48%

Net investment income	2.14%[4]	3.38%	3.16%	2.73%	2.38%	2.05%
Portfolio turnover rate[8]	0%[9]	48%	63%	66%	51%	55%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$60.75	$69.29	$72.16	$48.29	$65.74	$75.80
Investment operations:

Net investment income[1]	1.59	2.91	2.27	1.55	2.36	2.19

Net realized and unrealized gain (loss)	(2.85)	(8.19)	(2.72)	23.97	(17.32)	(10.01)
Total from investment operations	(1.26)	(5.28)	(0.45)	25.52	(14.96)	(7.82)
Dividends to shareholders:

Net investment income	(1.68)	(3.26)	(2.42)	(1.65)	(2.49)	(2.24)
Net asset value, end of period	$57.81	$60.75	$69.29	$72.16	$48.29	$65.74

TOTAL RETURN[3]	(2.09)%	(7.23)%	(0.79)%	53.46%	(23.58)%	(10.41)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,069,506	$1,193,793	$1,330,363	$1,403,518	$1,161,439	$1,673,095

Ratios to average net assets[10] of:

Expenses, net of expense waivers[11]	0.58%[4]	0.60%[12]	0.61%[12]	0.58%	0.58%	0.58%

Net investment income	5.24%[4]	4.87%	3.08%	2.54%	3.63%	3.15%
Portfolio turnover rate[8]	5%	51%	55%	74%	50%	35%

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

[6]

The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.

[7]	Effective April 7, 2016, the investment advisor contractually agreed to limit the advisory fee to 0.38% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Amount represents less than 1%.

[10]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[11]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[12]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Trust	97

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value, beginning of period	$66.36	$66.61	$76.06	$58.64	$68.10	$80.93
Investment operations:

Net investment income[1]	0.78	1.58	1.71	1.17	1.14	1.00

Net realized and unrealized gain (loss)	2.42	0.61 [2]	(9.68)	18.13	(8.95)	(12.61)
Total from investment operations	3.20	2.19	(7.97)	19.30	(7.81)	(11.61)
Dividends to shareholders:

Net investment income	(0.46)	(2.44)	(1.48)	(1.88)	(1.65)	(1.22)
Net asset value, end of period	$69.10	$66.36	$66.61	$76.06	$58.64	$68.10

TOTAL RETURN[3]	4.86%	3.62%	(10.62)%	33.27%	(11.85)%	(14.38)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$200,398	$182,497	$213,148	$190,141	$237,503	$616,294

Ratios to average net assets[4] of:

Expenses[5]	0.58%[6]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.29%[6]	2.56%	2.34%	1.73%	1.67%	1.35%
Portfolio turnover rate[7]	2%	26%	36%	43%	38%	42%

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

98	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree International AI Enhanced Value Fund (“International AI Enhanced Value Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006

Each Fund, except for the International AI Enhanced Value Fund and International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The International AI Enhanced Value Fund is actively managed using a model-based approach seeking income and capital appreciation. The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market

WisdomTree Trust	99

Notes to Financial Statements (unaudited) (continued)

funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

100	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2023 and open positions in such derivatives as of September 30, 2023 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. Any collateral posted (or received) with respect to the derivative positions would be used to offset or reduce the payment due to (or due from) a counterparty in the event of default. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2023, if any, is reflected as a footnote within each Fund’s Schedule of Investments.The Funds’ maximum credit risk exposure to derivatives agreements would be the total value of derivatives disclosed in the table included in Note 2—Master Netting Arrangements under the column entitled “Assets: Net Amount”.

As of September 30, 2023, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$142
Europe SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	19
International High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	224	Unrealized depreciation on foreign currency contracts	31
International LargeCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	9	Unrealized depreciation on foreign currency contracts	31

WisdomTree Trust	101

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
International Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$582,976	Unrealized depreciation on foreign currency contracts	$52,418
International SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	427	Unrealized depreciation on foreign currency contracts	—

For the six months ended September 30, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign currency risk	$2,272	$(142)
Europe SmallCap Dividend Fund
Foreign currency risk	14,179	554
International AI Enhanced Value Fund
Foreign currency risk	25,735	(113)
International Equity Fund
Foreign currency risk	(27,156)	—
International High Dividend Fund
Foreign currency risk	14,021	359
International LargeCap Dividend Fund
Foreign currency risk	(1,831)	(22)
International MidCap Dividend Fund
Foreign currency risk	(1,104)	102
International Multifactor Fund
Equity risk	(686)	—
Foreign currency risk	(42,362)	774,345
International Quality Dividend Growth Fund
Foreign currency risk	(27,820)	—
International SmallCap Dividend Fund
Foreign currency risk	(25,955)	436
Japan SmallCap Dividend Fund
Foreign currency risk	(3,223)	—

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Equity risk	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2023, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Quality Dividend Growth Fund
Foreign currency risk	$6,406	$15,906	$—
Europe SmallCap Dividend Fund
Foreign currency risk	70,782	26,564	—
International AI Enhanced Value Fund
Foreign currency risk	—	18,790	—

102	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
International Equity Fund
Foreign currency risk	$38,961	$68,621	$—
International High Dividend Fund
Foreign currency risk	343,655	128,513	—
International LargeCap Dividend Fund
Foreign currency risk	110,964	9,448	—
International MidCap Dividend Fund
Foreign currency risk	19,031	20,843	—
International Multifactor Fund
Equity risk[1]	—	—	15,314
Foreign currency risk	18,473,123	38,617,108	—
International Quality Dividend Growth Fund
Foreign currency risk	48,763	—	—
International SmallCap Dividend Fund
Foreign currency risk	134,127	314,283	—
Japan SmallCap Dividend Fund
Foreign currency risk	—	30,690	—
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of September 30, 2023, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

WisdomTree Trust	103

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the period ended September 30, 2023, the Funds, except for the International Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The International Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The International Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective during each Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of September 30, 2023, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial

WisdomTree Trust	105

Notes to Financial Statements (unaudited) (continued)

instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2023, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Quality Dividend Growth Fund
Securities Lending	$1,934,053	$—	$(1,934,053)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	—	—	—	—	142	—	—	142
Europe SmallCap Dividend Fund
Securities Lending	16,511,178	—	(16,511,178)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	19	—	—	19
International AI Enhanced Value Fund
Securities Lending	4,216,138	—	(4,216,138)[1]	—	—	—	—	—
International Equity Fund
Securities Lending	41,617,322	—	(41,617,322)[1]	—	—	—	—	—
International High Dividend Fund
Securities Lending	39,074,258	—	(39,074,258)[1]	—	—	—	—	—
Foreign Currency Contracts	224	—	—	224	31	—	—	31
International LargeCap Dividend Fund
Securities Lending	28,525,422	—	(28,525,422)[1]	—	—	—	—	—
Foreign Currency Contracts	9	(9)	—	—	31	(9)	—	22

106	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
International MidCap Dividend Fund
Securities Lending	$20,268,095	$—	$(20,268,095)[1]	$—	$—	$—	$—	$—
International Multifactor Fund
Securities Lending	3,381,058	—	(3,381,058)[1]	—	—	—	—	—
Foreign Currency Contracts	582,976	(52,410)	—	530,566	52,418	(52,410)	—	8
International Quality Dividend Growth Fund
Securities Lending	35,770,452	—	(35,770,452)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	125,096,831	—	(125,096,831)[1]	—	—	—	—	—
Foreign Currency Contracts	427	—	—	427	—	—	—	—
Japan SmallCap Dividend Fund
Securities Lending	44,376,373	—	(44,376,373)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for the International AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the International AI Enhanced Value Fund were provided by Mellon and thereafter by Voya IM. Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

WisdomTree Trust	107

Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International AI Enhanced Value Fund	0.58%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%
International SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2023, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2023		For the fiscal period ended September 30, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Multifactor Fund	403	$9,900	$253
International Quality Dividend Growth Fund	462	14,793	153
International SmallCap Dividend Fund	561	32,241	905
Japan SmallCap Dividend Fund	30	2,069	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2023, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. APs

108	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Quality Dividend Growth Fund	$927,011	$944,784	$4,540,802	$—
Europe SmallCap Dividend Fund	13,656,856	14,145,936	—	39,493,727
International AI Enhanced Value Fund	52,065,041	52,346,444	1,827,924	5,775,238
International Equity Fund	14,762,664	6,543,077	14,224,735	21,504,965
International High Dividend Fund	18,628,295	16,787,344	18,117,515	54,695,891
International LargeCap Dividend Fund	16,724,817	5,894,379	8,909,465	—
International MidCap Dividend Fund	2,726,866	2,908,796	8,317,028	—
International Multifactor Fund	26,301,315	25,946,709	—	—
International Quality Dividend Growth Fund	19,211,304	1,259,139	207,449,604	—
International SmallCap Dividend Fund	52,306,808	51,018,038	—	70,032,149
Japan SmallCap Dividend Fund	5,128,892	3,842,734	17,241,791	6,643,677

6. FEDERAL INCOME TAXES

At September 30, 2023, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$67,520,216	$7,396,437	$(4,150,145)	$3,246,292	$—	$(142)	$(142)	$3,246,150
Europe SmallCap Dividend Fund	222,477,516	14,347,047	(37,667,391)	(23,320,344)	—	(19)	(19)	(23,320,363)
International AI Enhanced Value Fund	79,338,083	1,873,757	(6,610,498)	(4,736,741)	—	—	—	(4,736,741)
International Equity Fund	522,439,526	92,462,936	(32,329,557)	60,133,379	—	—	—	60,133,379
International High Dividend Fund	386,237,203	28,369,940	(24,041,270)	4,328,670	224	(31)	193	4,328,863
International LargeCap Dividend Fund	450,168,236	87,478,001	(16,752,362)	70,725,639	9	(31)	(22)	70,725,617
International MidCap Dividend Fund	143,253,838	14,081,027	(14,664,799)	(583,772)	—	—	—	(583,772)
International Multifactor Fund	39,461,952	2,252,875	(1,434,075)	818,800	13,876	(1,267)	12,609	831,409
International Quality Dividend Growth Fund	848,051,054	58,123,469	(45,822,409)	12,301,060	—	—	—	12,301,060
International SmallCap Dividend Fund	1,168,775,098	121,558,674	(169,091,647)	(47,532,973)	427	—	427	(47,532,546)
Japan SmallCap Dividend Fund	232,072,097	17,523,356	(29,829,635)	(12,306,279)	—	—	—	(12,306,279)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

WisdomTree Trust	109

Notes to Financial Statements (unaudited) (continued)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Less: Foreign withholding taxes,” the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2023, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds. The Europe SmallCap Dividend Fund expects to enter into a closing agreement with the Internal Revenue Service on ECJ tax reclaims received in the previous fiscal years that exceeded foreign withholding taxes paid and has recognized estimated closing agreement fees of $478,312 which are shown on the Statements of Assets and Liabilities in “Payables: Other”.

7. ADDITIONAL INFORMATION

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury goods imports from Russia.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further an escalation of the military conflict beyond Ukraine’s borders could result in

110	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

*    *    *    *    *    *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

*    *    *    *    *    *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions.” The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

WisdomTree Trust	111

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 18-19, 2023 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 18, 2023, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2023, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based

112	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar

WisdomTree Trust	113

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

114	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

WisdomTree Trust	115

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your

smartphone camera to

learn more at

WisdomTree.com/investments

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-431470

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 8, 2023

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 8, 2023